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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22127

Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – Balanced Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 60.9%

CONSUMER DISCRETIONARY 4.3%

Auto Components 0.8%

Johnson Controls, Inc.	237,519	$6,263,376

Automobiles 0.3%

Ford Motor Co. (a)	252,850	2,445,060

Household Durables 0.4%

Newell Rubbermaid, Inc.	264,493	3,139,532

Media 1.8%

Comcast Corp., Class A	515,008	10,763,667
Discovery Communications, Inc., Class A (a)	105,252	3,959,580
Total		14,723,247

Multiline Retail 0.7%

Kohl’s Corp.	125,972	6,185,225

Specialty Retail 0.3%

Home Depot, Inc.	65,499	2,152,952
TOTAL CONSUMER DISCRETIONARY		34,909,392

CONSUMER STAPLES 8.1%

Beverages 2.1%

Diageo PLC, ADR (b)(c)	60,965	4,629,072
PepsiCo, Inc.	195,541	12,103,988
Total		16,733,060

Food & Staples Retailing 1.1%

CVS Caremark Corp.	259,317	8,707,865

Food Products 1.4%

Kraft Foods, Inc., Class A	208,484	7,000,893
Unilever NV (b)(c)	147,682	4,650,506
Total		11,651,399

Household Products 1.6%

Procter & Gamble Co. (The)	212,202	13,406,922

Personal Products 0.3%

Herbalife Ltd. (c)	52,599	2,819,307

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Tobacco 1.6%

Philip Morris International, Inc.	205,453	$12,816,158
TOTAL CONSUMER STAPLES		66,134,711

ENERGY 7.3%

Energy Equipment & Services 1.4%

Baker Hughes, Inc.	85,796	3,960,344
Halliburton Co.	126,518	3,861,329
National Oilwell Varco, Inc.	68,745	3,521,119
Total		11,342,792

Oil, Gas & Consumable Fuels 5.9%

Apache Corp.	57,585	4,620,620
Chevron Corp.	145,574	13,468,507
ConocoPhillips	106,373	6,735,538
Devon Energy Corp.	79,365	4,399,996
Exxon Mobil Corp.	218,348	15,858,615
Occidental Petroleum Corp.	43,894	3,138,421
Total		48,221,697
TOTAL ENERGY		59,564,489

FINANCIALS 7.6%

Capital Markets 3.0%

BlackRock, Inc.	47,690	7,058,597
Goldman Sachs Group, Inc. (The)	75,493	7,137,863
Invesco Ltd. (c)	236,834	3,673,295
State Street Corp.	215,315	6,924,531
Total		24,794,286

Commercial Banks 0.7%

Wells Fargo & Co.	229,363	5,532,236

Diversified Financial Services 2.4%

Citigroup, Inc.	134,715	3,451,398
JPMorgan Chase & Co.	530,749	15,986,160
Total		19,437,558

Insurance 1.5%

Berkshire Hathaway, Inc., Class B (a)(d)	132,788	9,433,259

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance (continued)

MetLife, Inc.	112,254	$3,144,235
Total		12,577,494
TOTAL FINANCIALS		62,341,574

HEALTH CARE 8.1%

Biotechnology 0.7%

Celgene Corp. (a)	85,177	5,274,160

Health Care Equipment & Supplies 1.2%

Baxter International, Inc.	125,650	7,053,991
CareFusion Corp. (a)	93,792	2,246,318
Total		9,300,309

Health Care Providers & Services 2.4%

Cardinal Health, Inc.	107,025	4,482,207
CIGNA Corp.	114,464	4,800,620
Medco Health Solutions, Inc. (a)	86,108	4,037,604
WellPoint, Inc.	95,746	6,250,299
Total		19,570,730

Life Sciences Tools & Services 0.4%

Thermo Fisher Scientific, Inc. (a)	70,473	3,568,753

Pharmaceuticals 3.4%

Abbott Laboratories	103,241	5,279,745
Johnson & Johnson	188,613	12,016,534
Pfizer, Inc.	607,344	10,737,842
Total		28,034,121
TOTAL HEALTH CARE		65,748,073

INDUSTRIALS 6.8%

Aerospace & Defense 1.4%

Honeywell International, Inc.	128,382	5,637,253
United Technologies Corp.	83,616	5,883,222
Total		11,520,475

Air Freight & Logistics 0.4%

FedEx Corp.	42,663	2,887,432

Commercial Services & Supplies 0.3%

Republic Services, Inc.	94,291	2,645,806

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Industrial Conglomerates 2.8%

General Electric Co.	730,810	$11,137,544
Tyco International Ltd. (c)	288,476	11,755,397
Total		22,892,941

Machinery 0.2%

Cummins, Inc.	22,437	1,832,206

Professional Services 1.1%

Nielsen Holdings NV (a)(c)	324,289	8,457,457

Road & Rail 0.6%

Union Pacific Corp.	59,581	4,865,980
TOTAL INDUSTRIALS		55,102,297

INFORMATION TECHNOLOGY 15.6%

Communications Equipment 1.0%

QUALCOMM, Inc.	161,758	7,866,291

Computers & Peripherals 4.0%

Apple, Inc. (a)	67,919	25,889,364
EMC Corp. (a)	344,554	7,232,189
Total		33,121,553

Electronic Equipment, Instruments & Components 0.9%

Corning, Inc.	607,008	7,502,619

Internet Software & Services 3.0%

eBay, Inc. (a)	416,957	12,296,062
Google, Inc., Class A (a)	23,643	12,161,486
Total		24,457,548

IT Services 3.5%

International Business Machines Corp.	82,846	14,500,535
Mastercard, Inc., Class A	44,192	14,015,935
Total		28,516,470

Semiconductors & Semiconductor Equipment 0.5%

Analog Devices, Inc.	124,319	3,884,969

Software 2.7%

Electronic Arts, Inc. (a)	189,168	3,868,485
Microsoft Corp.	481,058	11,973,534

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software (continued)

Oracle Corp.	226,393	$6,506,535
Total		22,348,554
TOTAL INFORMATION TECHNOLOGY		127,698,004

MATERIALS 2.1%

Chemicals 2.1%

Air Products & Chemicals, Inc.	26,259	2,005,400
Celanese Corp., Class A	181,774	5,913,108
EI du Pont de Nemours & Co.	62,197	2,486,014
Monsanto Co.	63,193	3,794,108
Potash Corp. of Saskatchewan, Inc. (c)	61,552	2,660,277
Total		16,858,907
TOTAL MATERIALS		16,858,907

TELECOMMUNICATION SERVICES 0.5%

Wireless Telecommunication Services 0.5%

Vodafone Group PLC, ADR (b)(c)	164,110	4,209,422
TOTAL TELECOMMUNICATION SERVICES		4,209,422

UTILITIES 0.5%

Electric Utilities 0.5%

American Electric Power Co., Inc.	56,825	2,160,487
Exelon Corp.	47,327	2,016,603
Total		4,177,090
TOTAL UTILITIES		4,177,090

Total Common Stocks (Cost: $523,162,800)		$496,743,959

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 11.4%

Aerospace & Defense 0.2%

ADS Tactical, Inc. Senior Secured (e)
04/01/18	11.000%	110,000	$107,525
Ducommun, Inc. Senior Notes (e)
07/15/18	9.750%	14,000	13,965
Huntington Ingalls Industries, Inc. (e)
03/15/18	6.875%	41,000	38,130
03/15/21	7.125%	62,000	57,505

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Aerospace & Defense (continued)

Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	$141,000	$140,295
L-3 Communications Corp.
02/15/21	4.950%	800,000	834,794
Moog, Inc. Senior Subordinated Notes
06/15/18	7.250%	42,000	43,050
Oshkosh Corp.
03/01/17	8.250%	38,000	36,860
03/01/20	8.500%	75,000	72,750
TransDigm, Inc.
12/15/18	7.750%	39,000	39,682
Total			1,384,556

Automotive 0.1%

Accuride Corp. Senior Secured
08/01/18	9.500%	17,000	15,640
Allison Transmission, Inc. (e)
05/15/19	7.125%	36,000	33,120
Chrysler Group LLC/Co-Issuer, Inc. Senior Secured (e)
06/15/21	8.250%	91,000	70,298
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	61,000	58,865
02/15/21	6.750%	95,000	91,437
Delphi Corp. (e)
05/15/19	5.875%	26,000	24,180
05/15/21	6.125%	17,000	15,810
International Automotive Components Group SL Senior Secured (c)(e)
06/01/18	9.125%	8,000	7,480
Lear Corp.
03/15/18	7.875%	159,000	167,347
03/15/20	8.125%	27,000	28,958
Visteon Corp. Senior Notes (e)
04/15/19	6.750%	105,000	97,912
Total			611,047

Banking 2.6%

BB&T Corp. Senior Unsecured (d)
04/28/14	0.953%	1,250,000	1,241,429
BNP Paribas SA Bank Guaranteed (c)
02/23/16	3.600%	1,225,000	1,205,535
Bank of America Corp. Senior Unsecured
01/05/21	5.875%	1,365,000	1,275,808

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)

Barclays Bank PLC Senior Unsecured (c)
05/22/19	6.750%	$1,100,000	$1,188,385
Bear Stearns Companies LLC (The) Senior Unsecured
02/01/18	7.250%	1,200,000	1,414,548
Capital One Financial Corp. Senior Unsecured
09/15/17	6.750%	650,000	737,177
Citigroup, Inc. Senior Unsecured
05/15/18	6.125%	1,400,000	1,501,646
Goldman Sachs Group, Inc. (The) Senior Unsecured
01/18/18	5.950%	1,400,000	1,441,350
HSBC Holdings PLC Senior Unsecured (c)
04/05/21	5.100%	1,150,000	1,184,213
ING Bank NV Senior Unsecured (c)(d)(e)
06/09/14	1.737%	1,275,000	1,253,297
KeyCorp Senior Unsecured
08/13/15	3.750%	1,050,000	1,068,687
Lloyds Banking Group PLC (c)(e)
11/29/49	6.267%	79,000	34,760
Lloyds TSB Bank PLC Bank Guaranteed (c)
01/21/21	6.375%	1,250,000	1,232,406
Morgan Stanley Senior Unsecured
04/01/18	6.625%	1,250,000	1,240,077
Royal Bank of Scotland PLC (The) Bank Guaranteed (c)
01/11/21	6.125%	1,200,000	1,186,278
Santander U.S. Debt SA Unipersonal Bank Guaranteed (c)(e)
10/07/15	3.781%	1,200,000	1,099,740
US Bank Subordinated Notes (d)
04/29/20	3.778%	1,450,000	1,468,335
Wachovia Corp. Subordinated Notes
08/01/14	5.250%	1,175,000	1,232,710
Total			21,006,381

Brokerage —%

E*Trade Financial Corp.
Senior Unsecured
06/01/16	6.750%	58,000	57,855
Senior Unsecured PIK

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Brokerage (continued)

11/30/17	12.500%	$44,000	$49,610
Nuveen Investments, Inc.
11/15/15	10.500%	20,000	18,450
Total			125,915

Building Materials —%

Building Materials Corp. of America Senior Notes (e)
05/01/21	6.750%	130,000	123,500
Euramax International, Inc. Senior Secured (e)
04/01/16	9.500%	45,000	36,113
Interface, Inc.
12/01/18	7.625%	25,000	25,000
Nortek, Inc. (e)
12/01/18	10.000%	8,000	7,400
04/15/21	8.500%	48,000	38,640
Total			230,653

Chemicals 0.1%

CF Industries, Inc.
05/01/18	6.875%	72,000	80,100
05/01/20	7.125%	61,000	69,388
Celanese U.S. Holdings LLC
06/15/21	5.875%	10,000	9,850
Hexion U.S. Finance Corp./Nova Scotia ULC
Secured
11/15/20	9.000%	18,000	13,185
Senior Secured
02/01/18	8.875%	157,000	129,525
Lyondell Chemical Co. Senior Secured (e)
11/01/17	8.000%	125,000	134,687
MacDermid, Inc. (e)
04/15/17	9.500%	42,000	38,850
Nalco Co. (e)
01/15/19	6.625%	115,000	125,925
Nova Chemicals Corp. Senior Unsecured (c)
11/01/16	8.375%	84,000	88,200
Polypore International, Inc.
11/15/17	7.500%	75,000	75,375
Total			765,085

Construction Machinery 0.1%

Case New Holland, Inc.
12/01/17	7.875%	108,000	115,020
Columbus McKinnon Corp.
02/01/19	7.875%	49,000	47,530
Manitowoc Co., Inc. (The)
11/01/20	8.500%	91,000	82,355

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Construction Machinery (continued)

Neff Rental LLC/Finance Corp. Secured (e)
05/15/16	9.625%	$77,000	$67,760
RSC Equipment Rental, Inc./Holdings III LLC
11/15/19	10.250%	38,000	37,240
02/01/21	8.250%	42,000	36,330
United Rentals North America, Inc.
12/15/19	9.250%	78,000	80,730
09/15/20	8.375%	79,000	72,483
Xerium Technologies, Inc. (e)
06/15/18	8.875%	45,000	40,950
Total			580,398

Consumer Cyclical Services —%

Garda World Security Corp. Senior Unsecured (c)(e)
03/15/17	9.750%	14,000	14,210
Goodman Networks, Inc. Senior Secured (e)
07/01/18	12.125%	49,000	46,060
West Corp.
10/01/18	8.625%	50,000	48,625
Total			108,895

Consumer Products —%

Central Garden and Pet Co.
03/01/18	8.250%	67,000	64,655
Sealy Mattress Co.
06/15/14	8.250%	38,000	35,815
Spectrum Brands Holdings, Inc. Senior Secured
06/15/18	9.500%	113,000	120,345
Visant Corp.
10/01/17	10.000%	40,000	37,000
Total			257,815

Diversified Manufacturing 0.2%

Amsted Industries, Inc. Senior Notes (e)
03/15/18	8.125%	82,000	84,665
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	80,000	84,800
Tomkins LLC/Inc. Secured (e)
10/01/18	9.000%	72,000	73,440
Tyco International Ltd./Finance SA (c)
12/15/19	7.000%	650,000	811,971
WireCo WorldGroup, Inc. (e)
05/15/17	9.750%	117,000	118,170
Total			1,173,046

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric 0.8%

AES Corp. (The)
Senior Unsecured
06/01/20	8.000%	$28,000	$28,000
AES Corp. (The) (e)
Senior Notes
07/01/21	7.375%	79,000	74,655
CMS Energy Corp. Senior Unsecured
12/15/15	6.875%	70,000	75,321
Calpine Corp. Senior Secured (e)
02/15/21	7.500%	140,000	135,100
Commonwealth Edison Co. 1st Mortgage
09/15/17	6.150%	850,000	997,396
DTE Energy Co. Senior Unsecured
05/15/14	7.625%	800,000	914,609
Dolphin Subsidiary II, Inc. (e)(f)
Senior Unsecured
10/15/16	6.500%	32,000	31,600
10/15/21	7.250%	19,000	18,430
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	160,000	184,748
Edison Mission Energy Senior Unsecured
05/15/17	7.000%	88,000	52,360
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12/01/20	10.000%	50,000	48,750
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	58,000	54,520
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	485,000	577,519
KCP&L Greater Missouri Operations Co. Senior Unsecured
07/01/12	11.875%	205,000	220,473
Midwest Generation LLC Pass-Through Certificates
01/02/16	8.560%	38,977	38,393
NRG Energy, Inc.
01/15/17	7.375%	132,000	136,125
Nevada Power Co.
08/01/18	6.500%	605,000	729,372
Ohio Edison Co. Senior Unsecured
05/01/15	5.450%	170,000	187,351

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)

Pacific Gas & Electric Co. Senior Unsecured
03/01/37	5.800%	$800,000	$929,674
Progress Energy, Inc. Senior Unsecured
12/01/19	4.875%	835,000	929,719
Total			6,364,115

Entertainment 0.1%

AMC Entertainment, Inc.
06/01/19	8.750%	32,000	31,440
Cinemark U.S.A., Inc
06/15/21	7.375%	12,000	11,340
Regal Cinemas Corp.
07/15/19	8.625%	39,000	39,683
Speedway Motorsports, Inc.
06/01/16	8.750%	70,000	73,850
02/01/19	6.750%	10,000	9,525
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (g)(h)
07/01/15	9.300%	679,199	643,337
Vail Resorts, Inc. (e)
05/01/19	6.500%	60,000	59,100
Total			868,275

Environmental —%

Clean Harbors, Inc. Senior Secured
08/15/16	7.625%	20,000	20,850

Food and Beverage 0.4%

ARAMARK Holdings Corp. Senior Unsecured PIK (e)
05/01/16	8.625%	19,000	18,715
Anheuser-Busch InBev Worldwide, Inc. (c)(d)
07/14/14	0.609%	885,000	885,216
Bacardi Ltd. (c)(e)
04/01/14	7.450%	150,000	171,058
Darling International, Inc.
12/15/18	8.500%	47,000	50,642
Dean Foods Co.
12/15/18	9.750%	29,000	29,363
Kraft Foods, Inc. Senior Unsecured
08/11/17	6.500%	865,000	1,025,054
SABMiller PLC Senior Unsecured (c)(e)
01/15/14	5.700%	725,000	787,157
Total			2,967,205

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Gaming 0.1%

Caesars Entertainment Operating Co., Inc.
Secured
12/15/18	10.000%	$24,000	$14,280
Senior Secured
06/01/17	11.250%	74,000	74,648
MGM Resorts International
Senior Secured
03/15/20	9.000%	74,000	76,220
Senior Unsecured
03/01/18	11.375%	35,000	35,000
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	7,000	7,420
ROC Finance LLC/Corp. Secured (e)
09/01/18	12.125%	36,000	36,360
Seminole Indian Tribe of Florida (e)
10/01/17	7.750%	8,000	8,040
Senior Secured
10/01/20	6.535%	98,000	93,911
Seneca Gaming Corp. (e)
12/01/18	8.250%	72,000	69,300
Tunica-Biloxi Gaming Authority Senior Unsecured (e)
11/15/15	9.000%	26,000	26,130
Total			441,309

Gas Distributors 0.1%

Sempra Energy Senior Unsecured
06/01/16	6.500%	750,000	877,516

Gas Pipelines 0.4%

El Paso Corp.
Senior Unsecured
09/15/20	6.500%	129,000	138,997
01/15/32	7.750%	43,000	49,805
Nisource Finance Corp.
09/15/17	5.250%	840,000	911,313
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	36,000	38,970
12/01/18	6.875%	94,000	96,820
07/15/21	6.500%	87,000	87,435
Southern Natural Gas Co. Senior Unsecured (e)
04/01/17	5.900%	850,000	953,414
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	255,000	252,450

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Gas Pipelines (continued)

Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	$850,000	$985,690
Total			3,514,894

Health Care 0.4%

AMGH Merger Sub, Inc. Senior Secured (e)
11/01/18	9.250%	66,000	66,330
American Renal Associates Holdings, Inc. Senior Unsecured
03/01/16	9.750%	10,516	10,227
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	62,000	62,310
CHS/Community Health Systems, Inc.
07/15/15	8.875%	86,000	84,495
ConvaTec Healthcare E SA Senior Unsecured (c)(e)
12/15/18	10.500%	118,000	103,840
Express Scripts, Inc.
06/15/14	6.250%	750,000	825,034
Fresenius Medical Care U.S. Finance, Inc. (e)
09/15/18	6.500%	15,000	15,225
02/15/21	5.750%	43,000	41,280
HCA, Inc.
02/15/22	7.500%	103,000	95,017
Senior Secured
02/15/20	6.500%	105,000	102,637
09/15/20	7.250%	184,000	185,840
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	60,000	58,500
Healthsouth Corp.
02/15/20	8.125%	68,000	63,750
09/15/22	7.750%	4,000	3,630
Hospira, Inc. Senior Unsecured
03/30/17	6.050%	750,000	864,998
InVentiv Health, Inc. (e)
08/15/18	10.000%	69,000	60,893
Multiplan, Inc. (e)
09/01/18	9.875%	82,000	80,975
Omnicare, Inc.
06/01/20	7.750%	54,000	55,080
Radnet Management, Inc.
04/01/18	10.375%	26,000	24,050
Rural/Metro Corp. Senior Unsecured (e)
07/15/19	10.125%	41,000	39,053

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Health Care (continued)

STHI Holding Corp. Secured (e)
03/15/18	8.000%	$18,000	$17,370
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	126,000	115,605
Total			2,976,139

Healthcare Insurance 0.1%

UnitedHealth Group, Inc. Senior Unsecured
03/15/15	4.875%	800,000	886,288

Home Construction —%

Shea Homes LP/Funding Corp. Senior Secured (e)
05/15/19	8.625%	70,000	57,400

Independent Energy 0.6%

Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	850,000	929,729
Antero Resources Finance Corp. Senior Notes (e)
08/01/19	7.250%	4,000	3,800
Berry Petroleum Co. Senior Unsecured
11/01/20	6.750%	30,000	28,575
Bill Barrett Corp.
10/01/19	7.625%	21,000	20,633
Brigham Exploration Co.
10/01/18	8.750%	54,000	57,780
06/01/19	6.875%	12,000	11,700
Canadian Natural Resources Ltd. Senior Unsecured (c)
05/15/17	5.700%	775,000	884,962
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	100,000	98,000
Chaparral Energy, Inc.
10/01/20	9.875%	40,000	40,000
09/01/21	8.250%	73,000	66,613
Chesapeake Energy Corp.
08/15/20	6.625%	120,000	123,600
02/15/21	6.125%	156,000	157,170
Comstock Resources, Inc.
04/01/19	7.750%	51,000	47,685
Concho Resources, Inc.
01/15/21	7.000%	81,000	80,595
01/15/22	6.500%	19,000	18,715
Continental Resources, Inc.
04/01/21	7.125%	80,000	81,400

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)

Denbury Resources, Inc.
03/01/16	9.750%	$73,000	$78,840
EXCO Resources, Inc.
09/15/18	7.500%	15,000	13,425
Goodrich Petroleum Corp. (e)
03/15/19	8.875%	36,000	34,740
Hilcorp Energy I LP/Finance Co. Senior Notes (e)
04/15/21	7.625%	97,000	97,485
Laredo Petroleum, Inc. (e)
02/15/19	9.500%	114,000	119,700
Linn Energy LLC/Finance Corp. (e)
05/15/19	6.500%	51,000	46,920
MEG Energy Corp. (c)(e)
03/15/21	6.500%	69,000	66,068
Nexen, Inc. Senior Unsecured (c)
03/10/35	5.875%	850,000	831,453
Oasis Petroleum, Inc. Senior Unsecured (e)
02/01/19	7.250%	93,000	90,907
Petrohawk Energy Corp.
08/15/18	7.250%	77,000	87,972
06/01/19	6.250%	30,000	34,050
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	40,000	41,800
Range Resources Corp.
05/15/19	8.000%	67,000	73,365
06/01/21	5.750%	20,000	20,750
Woodside Finance Ltd. (c)(e)
11/10/14	4.500%	825,000	876,128
Total			5,164,560

Integrated Energy 0.1%

Petro-Canada Senior Unsecured (c)
05/15/18	6.050%	775,000	900,231

Life Insurance 0.3%

ING Groep NV (c)(d)
12/29/49	5.775%	142,000	104,015
Lincoln National Corp. Senior Unsecured
07/01/19	8.750%	600,000	711,161
MetLife, Inc. Senior Unsecured
08/15/18	6.817%	900,000	1,055,587

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Life Insurance (continued)

Prudential Financial, Inc. Senior Unsecured
06/15/17	6.100%	$775,000	$844,413
Total			2,715,176

Media Cable 0.2%

CCO Holdings LLC/Capital Corp.
04/30/18	7.875%	48,000	49,200
01/15/19	7.000%	146,000	141,620
CSC Holdings LLC
Senior Unsecured
02/15/18	7.875%	60,000	63,000
02/15/19	8.625%	35,000	38,413
Cablevision Systems Corp. Senior Unsecured
09/15/17	8.625%	74,000	77,052
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (e)
11/15/17	8.625%	126,000	124,740
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	800,000	846,216
DISH DBS Corp.
02/01/16	7.125%	79,000	79,987
09/01/19	7.875%	120,000	122,400
Insight Communications Co., Inc. Senior Notes (e)
07/15/18	9.375%	45,000	51,300
Kabel BW Erste Beteiligungs GmbH/Co. KG Senior Secured (c)(e)
03/15/19	7.500%	60,000	58,800
Videotron Ltee (c)
04/15/18	9.125%	54,000	58,860
Total			1,711,588

Media Non-Cable 0.5%

AMC Networks, Inc. (e)
07/15/21	7.750%	76,000	77,900
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	85,000	63,112
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	83,000	84,867
Cumulus Media, Inc. (e)
05/01/19	7.750%	34,000	27,710
EH Holding Corp. (e)
06/15/21	7.625%	59,000	56,788
Senior Secured
06/15/19	6.500%	41,000	39,463
Intelsat Jackson Holdings SA (c)(e)
10/15/20	7.250%	167,000	154,475

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Non-Cable (continued)

Intelsat Luxembourg SA PIK (c)
02/04/17	11.500%	$56,000	$48,160
NBCUniversal Media LLC Senior Unsecured
04/01/41	5.950%	950,000	1,056,858
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	52,000	51,480
News America, Inc.
03/15/33	6.550%	1,000,000	1,084,863
Nielsen Finance LLC/Co.
10/15/18	7.750%	117,000	119,340
Salem Communications Corp. Secured
12/15/16	9.625%	67,000	67,000
Sinclair Television Group, Inc. Secured (e)
11/01/17	9.250%	76,000	79,040
TCM Sub LLC (e)
01/15/15	3.550%	1,000,000	1,059,566
Univision Communications, Inc. (e)
05/15/21	8.500%	50,000	38,750
Senior Secured
11/01/20	7.875%	94,000	86,480
XM Satellite Radio, Inc. (e)
11/01/18	7.625%	95,000	94,050
Total			4,289,902

Metals 0.3%

Alpha Natural Resources, Inc.
06/01/19	6.000%	35,000	32,725
06/01/21	6.250%	35,000	32,638
ArcelorMittal Senior Unsecured (c)
03/01/21	5.500%	985,000	882,609
Arch Coal, Inc. (e)
06/15/19	7.000%	95,000	90,250
06/15/21	7.250%	63,000	61,110
Calcipar SA Senior Secured (c)(e)
05/01/18	6.875%	23,000	19,895
Consol Energy, Inc.
04/01/20	8.250%	165,000	173,662
FMG Resources August 2006 Proprietary Ltd. (c)(e)
11/01/15	7.000%	64,000	60,480
02/01/16	6.375%	61,000	54,900
02/01/18	6.875%	62,000	54,560
JMC Steel Group Senior Notes (e)
03/15/18	8.250%	58,000	54,520

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Metals (continued)

Novelis, Inc. (c)
12/15/20	8.750%	$108,000	$105,840
Rain CII Carbon LLC/Corp. Senior Secured (e)
12/01/18	8.000%	80,000	79,200
Vale Overseas Ltd. (c)
01/23/17	6.250%	800,000	867,200
Total			2,569,589

Non-Captive Consumer —%

SLM Corp.
Senior Notes
01/25/16	6.250%	43,000	42,206
Senior Unsecured
03/25/20	8.000%	89,000	87,861
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	107,000	75,167
Total			205,234

Non-Captive Diversified 0.5%

Ally Financial, Inc.
03/15/20	8.000%	366,000	338,777
CIT Group, Inc.
Secured
05/01/17	7.000%	47,000	45,590
CIT Group, Inc. (e)
Secured
05/02/16	7.000%	140,000	135,800
04/01/18	6.625%	158,000	152,865
Ford Motor Credit Co. LLC
Senior Unsecured
01/15/20	8.125%	87,000	98,697
02/01/21	5.750%	203,000	200,868
General Electric Capital Corp. Senior Unsecured (d)
09/15/14	0.607%	2,500,000	2,392,880
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	59,000	59,148
05/15/19	6.250%	57,000	49,544
12/15/20	8.250%	181,000	177,380
Total			3,651,549

Oil Field Services 0.2%

Offshore Group Investments Ltd. (c)
Senior Secured
08/01/15	11.500%	105,000	108,150
Offshore Group Investments Ltd. (c)(e)
Senior Secured
08/01/15	11.500%	30,000	31,346
Oil States International, Inc. (e)
06/01/19	6.500%	86,000	84,065

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Oil Field Services (continued)

Trinidad Drilling Ltd. Senior Unsecured (c)(e)
01/15/19	7.875%	$48,000	$47,737
Weatherford International, Inc.
06/15/37	6.800%	850,000	918,473
Total			1,189,771

Other Industry —%

Interline Brands, Inc.
11/15/18	7.000%	42,000	41,055

Packaging 0.1%

Ardagh Packaging Finance PLC Senior Secured (c)(e)
10/15/17	7.375%	89,000	84,995
Ball Corp.
09/01/19	7.375%	56,000	59,080
Crown Americas LLC/Capital Corp. III Senior Notes (e)
02/01/21	6.250%	46,000	46,230
Greif, Inc. Senior Unsecured
02/01/17	6.750%	55,000	55,275
Reynolds Group Issuer, Inc./LLC (e)
Senior Secured
04/15/19	7.125%	118,000	109,740
08/15/19	7.875%	131,000	126,415
02/15/21	6.875%	30,000	27,300
Senior Unsecured
08/15/19	9.875%	70,000	61,600
Sealed Air Corp. (e)(f)
Senior Unsecured
09/15/19	8.125%	21,000	21,210
09/15/21	8.375%	18,000	18,180
Total			610,025

Paper —%

Cascades, Inc. (c)
12/15/17	7.750%	96,000	91,200
Graphic Packaging International, Inc.
06/15/17	9.500%	95,000	101,650
10/01/18	7.875%	21,000	21,630
Verso Paper Holdings LLC/Inc. Secured
02/01/19	8.750%	96,000	66,240
Total			280,720

Pharmaceuticals —%

Endo Pharmaceuticals Holdings, Inc. (e)
01/15/22	7.250%	27,000	27,068

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Pharmaceuticals (continued)

Grifols, Inc. Senior Secured (e)
02/01/18	8.250%	$96,000	$96,000
Mylan, Inc. (e)
11/15/18	6.000%	85,000	82,662
Total			205,730

Property & Casualty 0.5%

Berkshire Hathaway, Inc. Senior Unsecured
08/15/14	0.986%	1,100,000	1,101,447
CNA Financial Corp. Senior Unsecured
11/15/19	7.350%	700,000	775,175
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	650,000	770,360
Travelers Companies, Inc. (The) Senior Unsecured
05/15/18	5.800%	850,000	979,184
Total			3,626,166

Railroads 0.2%

CSX Corp. Senior Unsecured
06/01/21	4.250%	800,000	845,455
Canadian Pacific Railway Co. Senior Unsecured (c)
03/15/23	4.450%	825,000	872,177
Total			1,717,632

Refining —%

United Refining Co. Senior Secured
02/28/18	10.500%	41,000	38,540

REITs 0.3%

Duke Realty LP Senior Unsecured
08/15/19	8.250%	600,000	687,281
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	750,000	752,972
Simon Property Group LP Senior Unsecured
02/01/40	6.750%	750,000	905,953
Total			2,346,206

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Retailers 0.1%

Burlington Coat Factory Warehouse Corp. (e)
02/15/19	10.000%	$23,000	$19,550
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	650,000	746,034
Limited Brands, Inc.
04/01/21	6.625%	35,000	35,263
QVC, Inc. (e)
Senior Secured
10/01/19	7.500%	48,000	52,080
10/15/20	7.375%	44,000	47,630
Rite Aid Corp.
06/15/17	9.500%	22,000	17,380
Senior Secured
08/15/20	8.000%	82,000	85,485
Toys R Us - Delaware, Inc. Senior Secured (e)
09/01/16	7.375%	81,000	77,962
Total			1,081,384

Technology 0.3%

Amkor Technology, Inc.
Senior Unsecured
05/01/18	7.375%	129,000	124,485
Amkor Technology, Inc. (e)
Senior Unsecured
06/01/21	6.625%	14,000	12,950
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	38,000	38,665
01/15/20	6.875%	43,000	43,914
CDW LLC/Finance Corp. (e)
04/01/19	8.500%	116,000	100,340
Cardtronics, Inc.
09/01/18	8.250%	104,000	108,160
CommScope, Inc. (e)
01/15/19	8.250%	26,000	25,350
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	25,000	24,875
First Data Corp. (e)
01/15/21	12.625%	60,000	44,400
Senior Secured
06/15/19	7.375%	59,000	54,870
08/15/20	8.875%	80,000	75,200
Freescale Semiconductor, Inc. Senior Secured (c)(e)
04/15/18	9.250%	75,000	77,063
Hewlett-Packard Co. Senior Unsecured
06/01/21	4.300%	850,000	858,130

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology (continued)

Interactive Data Corp.
08/01/18	10.250%	$92,000	$98,900
NXP BV/Funding LLC Senior Secured (c)(e)
08/01/18	9.750%	44,000	45,100
Oracle Corp. Senior Unsecured
04/15/38	6.500%	700,000	918,172
iGate Corp. (e)
05/01/16	9.000%	71,000	66,740
Total			2,717,314

Transportation Services 0.1%

AE Escrow Corp. Senior Unsecured (e)(f)
03/15/20	9.750%	50,000	48,000
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	36,000	32,940
ERAC U.S.A. Finance LLC (e)
10/15/37	7.000%	720,000	838,800
Hertz Corp. (The)
10/15/18	7.500%	81,000	77,355
01/15/21	7.375%	34,000	31,067
Total			1,028,162

Wireless 0.4%

America Movil SAB de CV (c)
11/15/17	5.625%	500,000	555,136
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured (e)
05/01/17	7.750%	74,000	78,810
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	119,000	119,446
Cricket Communications, Inc. (e)
Senior Notes
10/15/20	7.750%	36,000	30,960
MetroPCS Wireless, Inc.
09/01/18	7.875%	40,000	39,000
11/15/20	6.625%	10,000	8,800
Nextel Communications, Inc.
08/01/15	7.375%	98,000	92,855
Rogers Communications, Inc. (c)
08/15/18	6.800%	740,000	895,137
SBA Telecommunications, Inc.
08/15/16	8.000%	80,000	83,800
08/15/19	8.250%	133,000	139,650
Sprint Nextel Corp. Senior Unsecured
08/15/17	8.375%	166,000	154,380

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wireless (continued)

United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	$905,000	$910,093
Wind Acquisition Finance SA (c)(e)
Secured
07/15/17	11.750%	39,000	33,150
Senior Secured
02/15/18	7.250%	203,000	172,550
Total			3,313,767

Wirelines 1.0%

AT&T, Inc. Senior Unsecured
02/15/39	6.550%	1,100,000	1,302,710
Cincinnati Bell, Inc.
10/15/17	8.250%	34,000	32,980
10/15/20	8.375%	66,000	61,380
Embarq Corp. Senior Unsecured
06/01/36	7.995%	915,000	858,539
France Telecom SA Senior Unsecured (c)
09/14/16	2.750%	1,200,000	1,190,773
Frontier Communications Corp.
Senior Unsecured
04/15/15	7.875%	39,000	39,098
04/15/17	8.250%	28,000	27,160
04/15/20	8.500%	67,000	64,990
04/15/22	8.750%	20,000	19,850
Integra Telecom Holdings, Inc. Senior Secured (e)
04/15/16	10.750%	25,000	23,000
Level 3 Communications, Inc. Senior Unsecured (e)
02/01/19	11.875%	58,000	55,100
Level 3 Escrow, Inc. Senior Unsecured (e)
07/01/19	8.125%	21,000	18,559
Level 3 Financing, Inc.
02/15/17	8.750%	54,000	49,748
02/01/18	10.000%	21,000	20,160
Level 3 Financing, Inc. (e)
04/01/19	9.375%	78,000	72,540
PAETEC Holding Corp.
12/01/18	9.875%	84,000	87,990
Senior Secured
06/30/17	8.875%	64,000	67,200
Qwest Communications International, Inc.
04/01/18	7.125%	154,000	150,920
Telecom Italia Capital SA (c)
07/18/36	7.200%	1,040,000	950,702
Telefonica Emisiones SAU (c)
01/15/15	4.949%	1,290,000	1,272,706

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)

Tw telecom holdings, inc.
03/01/18	8.000%	$65,000	$67,600
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	1,245,000	1,538,603
Windstream Corp.
11/01/17	7.875%	102,000	103,275
Total			8,075,583
Total Corporate Bonds & Notes (Cost: $92,950,864)			$92,697,666

Residential Mortgage-Backed Securities - Agency 15.3%

Federal Home Loan Mortgage Corp. (f)(i)
10/01/41	3.500%	15,790,000	16,209,422
10/01/41	4.000%	11,825,000	12,375,602
10/01/41	4.500%	8,170,000	8,641,051
Federal Home Loan Mortgage Corp. (i)
02/01/17-07/01/32	6.500%	1,633,345	1,841,053
05/01/18-02/01/38	5.500%	8,799,246	9,553,909
08/01/18-05/01/41	5.000%	18,309,528	19,675,894
12/01/23-06/01/37	6.000%	11,884,924	13,070,626
04/01/32	7.000%	247,769	286,705
04/01/41-06/01/41	4.500%	6,904,781	7,309,753
CMO Series 3840 Class AU
05/15/37	3.500%	3,453,680	3,625,789
CMO Series 3856 Class EA
10/15/18	3.000%	2,786,361	2,902,326
Federal National Mortgage Association (d)(i)
08/01/34	5.470%	387,550	414,783
Federal National Mortgage Association (f)(i)
10/01/41	4.000%	6,150,000	6,445,969
Federal National Mortgage Association (i)
11/01/16-12/01/28	6.000%	629,448	692,427
06/01/17-09/01/32	6.500%	835,709	932,402
04/01/18	4.500%	298,533	319,786
11/01/18-12/01/32	7.000%	2,186,720	2,512,428
07/01/23-06/01/40	5.000%	4,626,903	5,004,799
08/01/23-03/01/38	5.500%	6,754,759	7,399,897
Federal National Mortgage Association (i)(j)
CMO IO Series 2003-63 Class IP
07/25/33	6.000%	1,615,311	256,513
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	685,640	48,375

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO IO Series 2004-84 Class GI
12/25/22	5.000%	$151,068	$4,678
Federal National Mortgage Association (i)(k)
10/01/40	4.500%	2,831,051	3,007,255
Government National Mortgage Association (i)
09/15/33	5.000%	929,141	1,026,330
10/15/33	5.500%	924,419	1,027,290

Total Residential Mortgage-Backed Securities - Agency (Cost: $121,683,087)			$124,585,062

Residential Mortgage-Backed Securities - Non-Agency 0.2%

BCAP LLC Trust CMO Series 2006-RR1 Class PB (i)
11/25/36	5.000%	533,036	532,171
Citigroup Mortgage Loan Trust, Inc. CMO Series 2010-6 Class 1A1 (e)(i)
05/25/35	4.750%	1,239,622	1,256,214

Total Residential Mortgage-Backed Securities - Non-Agency
(Cost: $1,772,870)			$1,788,385

Commercial Mortgage-Backed Securities - Agency 1.7%

Federal National Mortgage Association CMO Series 2002-M2 Class C (i)
08/25/12	4.717%	152,793	155,948
Government National Mortgage Association (d)(i)
CMO Series 2010-52 Class AE
06/16/36	4.115%	1,780,220	1,896,271
Government National Mortgage Association (i)
CMO Series 2007-13 Class C
06/16/40	5.020%	1,049,654	1,132,445
CMO Series 2010-102 Class AE
11/16/39	3.500%	1,911,882	2,019,825
CMO Series 2011-109 Class A
07/16/32	2.450%	1,939,807	1,974,866
CMO Series 2011-64 Class A
08/16/34	2.380%	2,775,878	2,839,023
CMO Series 2011-64 Class AD
11/16/38	2.700%	819,533	846,722
CMO Series 2011-78 Class A
08/16/34	2.250%	3,154,452	3,207,972

Total Commercial Mortgage-Backed Securities - Agency (Cost: $13,993,984)			$14,073,072

Commercial Mortgage-Backed Securities - Non-Agency 3.7%

Americold LLC Trust Series 2010-ARTA Class A1 (e)(i)
01/14/29	3.847%	615,950	633,526

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Banc of America Merrill Lynch Commercial Mortgage, Inc. (i)
Series 2005-3 Class A3A
07/10/43	4.621%	$675,000	$681,025
Series 2005-3 Class A4
07/10/43	4.668%	625,000	668,228
CDC Commercial Mortgage Trust Series 2002-FX1 Class A2 (i)
11/15/30	5.676%	475,233	475,641
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4 (i)
12/11/49	5.322%	1,075,000	1,101,009
Commercial Mortgage Pass-Through Certificates (e)(i)
Series 2011-THL Class A
06/09/28	3.376%	1,715,000	1,699,376
Commercial Mortgage Pass-Through Certificates (i)
Series 2006-C8 Class AAB
12/10/46	5.291%	1,180,000	1,241,609
Credit Suisse First Boston Mortgage Securities Corp. (d)(i)
Series 2004-C1 Class A4
01/15/37	4.750%	705,000	736,070
Credit Suisse First Boston Mortgage Securities Corp. (i)
Series 2004-C2 Class A1
05/15/36	3.819%	124,373	124,922
DBUBS Mortgage Trust Series 2011-LC1A Class A3 (e)(i)
11/10/46	5.002%	225,000	240,506
GE Capital Commercial Mortgage Corp. Series 2001-3 Class A2 (i)
06/10/38	6.070%	64,397	64,346
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class AAB (i)
12/10/41	4.702%	1,338,228	1,377,903
GS Mortgage Securities Corp. II Series 2007-GG10 Class F (d)(i)
08/10/45	5.984%	1,050,000	79,271
General Electric Capital Assurance Co. (d)(e)(i)
Series 2003-1 Class A4
05/12/35	5.254%	655,390	692,544
Series 2003-1 Class A5
05/12/35	5.743%	400,000	450,674
Greenwich Capital Commercial Funding Corp. (i)
Series 2005-GG3 Class AAB
08/10/42	4.619%	1,530,229	1,566,351
Series 2007-GG9 Class A4
03/10/39	5.444%	2,125,000	2,203,423
JPMorgan Chase Commercial Mortgage Securities Corp. (d)(i)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	620,742	646,718
Series 2005-LDP5 Class A4
12/15/44	5.372%	950,000	1,040,814
Series 2006-LDP6 Class ASB
04/15/43	5.490%	236,771	248,554
JPMorgan Chase Commercial Mortgage Securities Corp. (e)(i)
Series 2009-IWST Class A2
12/05/27	5.633%	500,000	552,938

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Series 2010-C1 Class A1
06/15/43	3.853%	$487,037	$501,725
Series 2010-C2 Class A3
11/15/43	4.070%	300,000	293,722
Series 2010-CNTR Class A2
08/05/32	4.311%	700,000	701,192
Series 2011-C3 Class A4
02/16/46	4.717%	650,000	668,026
JPMorgan Chase Commercial Mortgage Securities Corp. (i)
Series 2002-CIB5 Class A2
10/12/37	5.161%	1,240,000	1,272,725
Series 2003-LN1 Class A1
10/15/37	4.134%	403,540	410,082
Series 2003-ML1A Class A1
03/12/39	3.972%	214,327	215,718
Series 2005-LDP2 Class A3
07/15/42	4.697%	325,195	328,792
LB-UBS Commercial Mortgage Trust (d)(i)
Series 2006-C4 Class AAB
06/15/32	6.042%	1,021,627	1,079,953
Series 2007-C7 Class A3
09/15/45	5.866%	850,000	890,384
LB-UBS Commercial Mortgage Trust (i)
Series 2004-C2 Class A3
03/15/29	3.973%	558,798	571,851
Merrill Lynch Mortgage Trust Series 2008-C1 Class A1 (i)
02/12/51	4.706%	5,767	5,796
Morgan Stanley Capital I (d)(e)(i)
Series 2011-C1 Class A4
09/15/47	5.033%	450,000	490,395
Morgan Stanley Capital I (d)(i)
Series 2006-T23 Class AAB
08/12/41	5.978%	835,321	885,174
Morgan Stanley Reremic Trust (d)(e)(i)
Series 2009-GG10 Class A4A
08/12/45	5.984%	1,325,000	1,445,054
Series 2010-GG10 Class A4A
08/15/45	5.984%	2,075,000	2,263,010
Wachovia Bank Commercial Mortgage Trust (d)(i)
Series 2005- C22 Class AM
12/15/44	5.494%	300,000	288,230
Wachovia Bank Commercial Mortgage Trust (i)
Series 2006-C24 Class APB
03/15/45	5.576%	574,165	592,630
Series 2006-C27 Class APB
07/15/45	5.727%	887,301	911,803

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $30,777,700)			$30,341,710

Asset-Backed Securities - Non-Agency 1.1%

Access Group, Inc. Series 2005-1 Class A1 (d)
06/22/18	0.435%	191,314	191,203

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

AmeriCredit Automobile Receivables Trust Series 2010-1 Class A3
03/17/14	1.660%	$453,126	$454,693
Avis Budget Rental Car Funding AESOP LLC Series 2010-2A Class A (e)
08/20/14	3.630%	400,000	412,873
Citibank Credit Card Issuance Trust Series 2008-C6 Class C6
06/20/14	6.300%	800,000	827,478
Crown Castle Towers LLC Senior Secured (e)
01/15/15	4.523%	1,000,000	1,051,250
DT Auto Owner Trust (e)
Series 2009-1 Class A1
10/15/15	2.980%	482,350	483,481
Series 2010-1A Class A2
12/17/12	0.990%	525,425	525,443
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1 (d)(e)
04/26/37	0.348%	451,420	442,197
GTP Towers Issuer LLC (e)
02/15/15	4.436%	300,000	317,708
Hertz Vehicle Financing LLC (e)
Series 2009-2A Class A1
03/25/14	4.260%	900,000	933,834
Series 2010-1A Class A1
02/25/15	2.600%	500,000	510,730
National Collegiate Student Loan Trust CMO IO Series 2006-3 Class AIO (j)
01/25/12	7.100%	2,436,564	34,928
SBA Tower Trust (e)
04/15/40	4.254%	1,000,000	1,055,178
SLM Student Loan Trust Series 2006-C Class A2 (d)
09/15/20	0.397%	383,057	379,757
Santander Drive Auto Receivables Trust Series 2010-2 Class A2
08/15/13	0.950%	620,182	620,884
Sierra Receivables Funding Co. LLC (d)(e)
Series 2007-2A Class A2 (NPFGC)
09/20/19	1.231%	505,158	494,265
Sierra Receivables Funding Co. LLC (e)
Series 2010-1A Class A1
07/20/26	4.480%	113,744	118,264
Series 2010-2A Class A
11/20/25	3.840%	229,632	235,261
Series 2010-3A Class A
11/20/25	3.510%	210,806	215,814

Total Asset-Backed Securities - Non-Agency (Cost: $9,077,015)			$9,305,241

Inflation-Indexed Bonds 0.4%

U.S. Treasury Inflation-Indexed Bond

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds (continued)

07/15/15	1.875%	$682,938	$750,131
07/15/17	2.625%	1,090,030	1,284,482
01/15/29	2.500%	815,486	1,046,973

Total Inflation-Indexed Bonds (Cost: $2,785,643)			$3,081,586

U.S. Treasury Obligations 4.0%

U.S. Treasury
03/31/13	0.750%	6,500,000	6,551,025
02/15/21	3.625%	4,468,000	5,161,586
05/15/21	3.125%	2,500,000	2,774,800
08/15/21	2.125%	1,250,000	1,272,075
08/15/40	3.875%	14,100,000	16,752,562

Total U.S. Treasury Obligations (Cost: $29,507,220)			$32,512,048

Foreign Government Obligations 0.5%

CANADA 0.4%

Province of Ontario Senior Unsecured (c)
12/15/17	3.150%	1,175,000	1,247,132
Province of Quebec Senior Unsecured (c)
05/14/18	4.625%	1,400,000	1,623,542
Total			2,870,674

MEXICO 0.1%

Pemex Project Funding Master Trust (c)
01/21/21	5.500%	900,000	945,000

Total Foreign Government Obligations (Cost: $3,621,647)			$3,815,674

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.2%

State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/15	4.511%	1,550,000	1,618,355

Total Municipal Bonds (Cost: $1,583,178)			$1,618,355

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans —%

Consumer Cyclical Services —%

Avis Budget Car Rental LLC Tranche B Term Loan (d)(l)(m)
TBD	TBD	$54,000	$53,640

Gaming —%

Caesars Octavius LLC Tranche B Term Loan (d)(l)
04/25/17	9.250%	43,000	40,656
ROC Finance LLC Tranche B Term Loan (d)(l)
08/19/17	8.500%	26,000	25,578
Total			66,234

Media Non-Cable —%

Cumulus Media Holdings, Inc. 2nd Lien Term Loan (d)(l)(m)
TBD	TBD	39,000	36,757

Total Senior Loans (Cost: $159,977)			$156,631

		Shares	Value

Money Market Fund 3.3%

Columbia Short-Term Cash Fund, 0.125% (n)(o)		27,173,161	$27,173,161

Total Money Market Fund (Cost: $27,173,161)			$27,173,161

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 0.6%

Repurchase Agreements 0.6%

RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $4,584,642 (p)
	0.150%	4,584,584	$4,584,584

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $4,584,584			$4,584,584
Total Investments (Cost: $862,833,730)			$842,477,134(q)
Other Assets & Liabilities, Net			(26,710,923)
Net Assets			$815,766,211

Investments in Derivatives

Futures Contracts Outstanding at September 30, 2011

Contract Description	Number of Contracts Long (Short)	Notional Market Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Note, 5-year	(126)	$(15,433,032)	Jan. 2012	$—	$(10,065)

Notes to Portfolio of Investments

(a)                                  Non-income producing.

(b)                                  At September 30, 2011, security was partially or fully on loan.

(c)                                  Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $70,380,711 or 8.63% of net assets.

(d)                                  Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.

(e)                                  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $32,438,270 or 3.98% of net assets.

(f)                                    Represents a security purchased on a when-issued or delayed delivery basis.

(g)                                  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2011 was $643,337, representing 0.08% of net assets. Information concerning such security holdings at September 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	12-08-95 - 08-12-96	$653,229

(h)                                  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2011, the value of these securities amounted to $643,337, which represents 0.08% of net assets.

(i)                                      The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(j)                                      Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(k)                                   At September 30, 2011, investments in securities included securities valued at $150,363 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l)                                      Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of September 30, 2011. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)                                Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(n)                                  The rate shown is the seven-day current annualized yield at September 30, 2011.

(o)                                  Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$15,311,808	$304,187,707	$(292,326,354)	$—	$27,173,161	$44,389	$27,173,161

(p)                                  The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

RBS Securities, Inc. (0.150%)

Security Description	Value

Freddie Mac Gold Pool	$4,676,296
Total Market Value of Collateral Securities	$4,676,296

(q)           Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR         American Depositary Receipt

CMO        Collateralized Mortgage Obligation

NPFGC     National Public Finance Guarantee Corporation

PIK           Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$34,909,392	$—	$—	$34,909,392
Consumer Staples	66,134,711	—	—	66,134,711
Energy	59,564,489	—	—	59,564,489
Financials	62,341,574	—	—	62,341,574
Health Care	65,748,073	—	—	65,748,073
Industrials	55,102,297	—	—	55,102,297
Information Technology	127,698,004	—	—	127,698,004
Materials	16,858,907	—	—	16,858,907
Telecommunication Services	4,209,422	—	—	4,209,422
Utilities	4,177,090	—	—	4,177,090
Total Equity Securities	496,743,959	—	—	496,743,959

Bonds
Corporate Bonds & Notes
Electric	—	6,325,722	38,393	6,364,115
Entertainment	—	224,938	643,337	868,275
All Other Industries	—	85,465,276	—	85,465,276
Residential Mortgage-Backed Securities - Agency	—	124,585,062	—	124,585,062
Residential Mortgage-Backed Securities - Non-Agency	—	1,788,385	—	1,788,385
Commercial Mortgage-Backed Securities - Agency	—	14,073,072	—	14,073,072
Commercial Mortgage-Backed Securities - Non-Agency	—	30,341,710	—	30,341,710
Asset-Backed Securities - Non-Agency	—	9,305,241	—	9,305,241
Inflation-Indexed Bonds	—	3,081,586	—	3,081,586
U.S. Treasury Obligations	32,512,048	—	—	32,512,048
Foreign Government Obligations	—	3,815,674	—	3,815,674
Municipal Bonds	—	1,618,355	—	1,618,355
Total Bonds	32,512,048	280,625,021	681,730	313,818,799

Other
Senior Loans	—	156,631	—	156,631
Affiliated Money Market Fund(c)	27,173,161	—	—	27,173,161
Investments of Cash Collateral Received for Securities on Loan	—	4,584,584	—	4,584,584
Total Other	27,173,161	4,741,215	—	31,914,376

Investments in Securities	556,429,168	285,366,236	681,730	842,477,134
Derivatives(d)
Liabilities
Futures Contracts	(10,065)	—	—	(10,065)
Total	$556,419,103	$285,366,236	$681,730	$842,467,069

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors with may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable. Certain Corporate Bonds classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes	Residential Mortgage-Backed Securities - Non-Agency	Total
Balance as of December 31, 2010	$813,215	$850,000	$1,663,215
Accrued discounts/premiums	2,231	—	2,231
Realized gain (loss)	(14,861)	(21,250)	(36,111)
Change in unrealized appreciation (depreciation)*	(21,579)	—	(21,579)
Sales	(1,233,366)	(828,750)	(2,062,116)
Purchases	764,492	—	764,492
Transfers into Level 3	371,598	—	371,598
Transfers out of Level 3	—	—	—
Balance as of September 30, 2011	$681,730	$—	$681,730

*Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2011 was $(21,579), which is comprised of Corporate Bonds & Notes.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Cash Management Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Asset-Backed Commercial Paper 23.5%

Cafco LLC
10/03/11	0.020%	$5,000,000	$4,999,992
Chariot Funding LLC (a)
10/27/11	0.150%	17,000,000	16,998,158
Charta LLC
10/03/11	0.020%	7,000,000	6,999,988
10/14/11	0.150%	12,000,000	11,999,307
Ciesco LLC
10/03/11	0.020%	25,000,000	24,999,958
FCAR Owner Trust Series I
10/05/11	0.160%	5,000,000	4,999,889
10/07/11	0.170%	10,000,000	9,999,683
Fairway Finance Co. LLC
10/24/11	0.170%	23,000,000	22,997,502
Falcon Asset Securitization Co. (a)
10/21/11	0.140%	13,000,000	12,998,917
Jupiter Securitization Co. LLC
10/14/11	0.140%	24,000,000	23,998,700
Market Street Funding LLC (a)
10/03/11	0.010%	10,000,000	9,999,989
Old Line Funding LLC (a)
10/17/11	0.180%	17,022,000	17,020,562
Regency Markets No. 1 LLC (b)
10/13/11	0.220%	12,000,000	11,999,080
Sheffield Receivables Corp. (b)
10/12/11	0.200%	7,000,000	6,999,551
Thunder Bay Funding LLC (a)
10/17/11	0.130%	14,000,000	13,999,129
Total Asset-Backed Commercial Paper (Cost: $201,010,405)			$201,010,405

Commercial Paper 26.6%

Banking 14.3%

Bank Of Nova Scotia Trust Co.
10/03/11	0.010%	27,999,984	27,999,984
Barclays U.S. Funding Corp.
10/03/11	0.050%	29,999,867	29,999,867
Canadian Imperial Holdings, Inc. (c)
10/06/11	0.030%	27,999,883	27,999,883
Royal Bank Of Scotland PLC (The) (c)
10/14/11	0.240%	4,999,549	4,999,549
State Street Corp.
10/12/11	0.140%	9,999,542	9,999,542
Westpac Banking Corp. (b)(c)
12/08/11	0.270%	6,000,000	5,996,940
Westpac Banking Corp. (d)
07/03/12	0.361%	15,000,000	15,000,000
Total			121,995,765

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Commercial Paper (continued)

Life Insurance 6.4%

Metlife Short Term Fund (a)
11/01/11	0.190%	$10,000,000	$9,998,364
10/25/11	0.180%	10,000,000	9,998,800
10/05/11	0.150%	10,000,000	9,999,789
New York Life Capital Corp.
12/12/11	0.170%	24,991,500	24,991,500
Total			54,988,453

Pharmaceuticals 2.6%

Roche Holdings, Inc.
10/18/11	0.060%	9,999,716	9,999,716
Sanofi (b)(c)
12/15/11	0.220%	12,494,271	12,494,271
Total			22,493,987

Retailers 3.3%

Wal-mart Stores, Inc.
10/12/11	0.060%	27,999,487	27,999,487
Total Commercial Paper (Cost: $227,477,692)			$227,477,692

Certificates of Deposit 12.9%

Bank Of Montreal
10/07/11	0.030%	30,000,000	30,000,000
Citibank NA
10/04/11	0.110%	25,000,000	25,000,000
Royal Bank Of Canada (c)
10/03/11	0.010%	30,000,000	30,000,000
Toronto Dominion Bank Ltd.
10/05/11	0.100%	25,000,000	25,000,000
Total Certificates of Deposit (Cost: $110,000,000)			$110,000,000

U.S. Government & Agency Obligations 30.8%

Federal Home Loan Banks
07/24/12	0.375%	10,000,000	10,000,000
10/03/11	0.010%	6,800,000	6,800,000
10/05/11	0.010%	29,000,000	29,000,000
10/12/11	0.050%	50,000,000	49,999,236
10/14/11	0.010%	9,000,000	8,999,997
10/24/11	0.010%	5,000,000	4,999,968
10/26/11	0.010%	18,260,000	18,259,848
11/16/11	0.020%	25,000,000	24,999,361
09/05/12	0.200%	19,000,000	19,000,000
09/19/12	0.350%	10,000,000	10,000,000
09/21/12	0.425%	9,000,000	9,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

U.S. Government & Agency Obligations (continued)

Federal Home Loan Banks (d)
01/24/12	0.180%	$8,000,000	$8,000,000
01/19/12	0.180%	4,000,000	4,000,000
02/02/12	0.180%	9,000,000	9,000,000
Federal Home Loan Mortgage Corp.
10/03/11	0.000%	12,200,000	12,199,998
10/06/11	0.010%	22,000,000	21,999,978
10/19/11	0.050%	17,000,000	16,999,575
Total U.S. Government & Agency Obligations (Cost: $263,257,961)			$263,257,961

U.S. Government-Insured Debt 3.7%

Straight-A Funding LLC (a)(e)
U.S. Treasury Government Guaranty
10/21/11	0.110%	17,000,000	16,998,961
Straight-A Funding LLC (b)(e)
U.S. Treasury Government Guaranty
10/11/11	0.150%	15,000,000	14,999,333
Total U.S. Government-Insured Debt (Cost: $31,998,294)			$31,998,294

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 2.6%

Car Loan 2.6%

AmeriCredit Automobile Receivables Trust Series 2011-4 Class A1 (d)
10/09/12	0.339%	$7,000,000	$7,000,000
Enterprise Fleet Financing LLC Series 2011-2 Class A1 (a)(d)
07/20/12	0.384%	7,296,591	7,296,591
SMART Trust (a)
Series 2011-1USA Class A1
03/14/12	0.432%	1,204,930	1,204,930
Series 2011-2USA Class A1
07/14/12	0.365%	2,587,658	2,587,658
Santander Drive Auto Receivables Trust Series 2011-1 Class A1
05/15/12	0.312%	3,046,124	3,046,124
Westlake Automobile Receivables Trust Series 2011-1A Class A1 (a)
05/15/12	0.391%	1,081,353	1,081,353
Total			22,216,656
Total Asset-Backed Securities - Non-Agency (Cost: $22,216,656)			$22,216,656
Total Investments
(Cost: $855,961,008) (f)			$855,961,008(g)
Other Assets & Liabilities, Net			(1,119,916)
Net Assets			$854,841,092

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $130,183,201 or 15.23% of net assets.

(b)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $52,489,175 or 6.14% of net assets.

(c)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $81,490,643 or 9.53% of net assets.
(d)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.
(e)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.
(f)	Also represents the cost of securities for federal income tax purposes at September 30, 2011.
(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Short-Term Securities
Asset-Backed Commercial Paper	$—	$201,010,405	$—	$201,010,405
Commercial Paper	—	227,477,692	—	227,477,692
Certificates of Deposit	—	110,000,000	—	110,000,000
U.S. Government & Agency Obligations	—	263,257,961	—	263,257,961
U.S. Insured Debt	—	31,998,294	—	31,998,294
Total Short-Term Securities	—	833,744,352	—	833,744,352

Bonds
Asset-Backed Securities - Non-Agency	—	22,216,656	—	22,216,656
Total Bonds	—	22,216,656	—	22,216,656
Total	$—	$855,961,008	$—	$855,961,008

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Core Equity Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.3%
CONSUMER DISCRETIONARY 10.5%
Automobiles 0.1%
General Motors Co. (a)(b)	6,100	$123,098
Diversified Consumer Services 0.9%
Apollo Group, Inc., Class A (b)	25,900	1,025,899
H&R Block, Inc. (a)	32,100	427,251
Total		1,453,150
Household Durables 0.1%
Tempur-Pedic International, Inc. (a)(b)	2,900	152,569
Internet & Catalog Retail 0.5%
priceline.com, Inc. (b)	1,927	866,109
Media 3.7%
Comcast Corp., Class A	115,800	2,420,220
DIRECTV, Class A (b)	74,100	3,130,725
DISH Network Corp., Class A (a)(b)	7,500	187,950
Time Warner Cable, Inc.	2,400	150,408
Total		5,889,303
Specialty Retail 5.2%
AutoZone, Inc. (b)	11,050	3,527,050
GameStop Corp., Class A (a)(b)	19,200	443,520
Limited Brands, Inc.	91,084	3,507,645
Ross Stores, Inc.	11,744	924,135
TJX Companies, Inc.	200	11,094
Total		8,413,444
TOTAL CONSUMER DISCRETIONARY		16,897,673
CONSUMER STAPLES 11.4%
Beverages 0.8%
Coca-Cola Enterprises, Inc.	54,396	1,353,372
Food & Staples Retailing 4.8%
Kroger Co. (The)	51,879	1,139,263
Wal-Mart Stores, Inc.	94,101	4,883,842
Walgreen Co.	51,606	1,697,321
Total		7,720,426
Food Products 1.3%
Hershey Co. (The)	34,000	2,014,160
Hormel Foods Corp. (a)	4,700	126,994
Total		2,141,154

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products 0.2%
Kimberly-Clark Corp.	3,292	$233,765
Tobacco 4.3%
Altria Group, Inc.	5,059	135,632
Lorillard, Inc.	19,200	2,125,440
Philip Morris International, Inc.	75,129	4,686,547
Total		6,947,619
TOTAL CONSUMER STAPLES		18,396,336
ENERGY 11.4%
Energy Equipment & Services 1.4%
National Oilwell Varco, Inc.	44,583	2,283,541
Oil, Gas & Consumable Fuels 10.0%
Apache Corp.	31,479	2,525,875
Chevron Corp. (c)	66,806	6,180,891
ConocoPhillips	32,453	2,054,924
Devon Energy Corp.	8,800	487,872
Exxon Mobil Corp.	29,809	2,165,028
Marathon Oil Corp. (a)	19,097	412,113
Tesoro Corp. (a)(b)	79,786	1,553,434
Valero Energy Corp.	42,331	752,645
Total		16,132,782
TOTAL ENERGY		18,416,323
FINANCIALS 12.7%
Capital Markets 1.6%
Franklin Resources, Inc.	27,200	2,601,408
Commercial Banks 0.2%
KeyCorp	40,772	241,778
Consumer Finance 2.7%
Capital One Financial Corp. (a)	30,262	1,199,283
Discover Financial Services	139,042	3,189,623
Total		4,388,906
Diversified Financial Services 3.2%
Citigroup, Inc.	18,605	476,660
JPMorgan Chase & Co.	140,200	4,222,824
Moody’s Corp. (a)	17,400	529,830
Total		5,229,314
Insurance 3.6%
Aflac, Inc.	74,193	2,593,045

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Hartford Financial Services Group, Inc.	39,762	$641,759
Lincoln National Corp.	32,974	515,384
Prudential Financial, Inc.	25,200	1,180,872
Reinsurance Group of America, Inc.	18,916	869,190
Torchmark Corp. (a)	2,500	87,150
Total		5,887,400
Real Estate Investment Trusts (REITs) 1.4%
Public Storage (a)	7,200	801,720
Simon Property Group, Inc. (a)	13,171	1,448,547
Total		2,250,267
TOTAL FINANCIALS		20,599,073
HEALTH CARE 12.2%
Biotechnology 0.6%
Amgen, Inc. (a)	1,200	65,940
Gilead Sciences, Inc. (b)	22,569	875,677
Total		941,617
Health Care Equipment & Supplies 0.4%
Baxter International, Inc.	10,429	585,484
Health Care Providers & Services 2.5%
UnitedHealth Group, Inc.	88,382	4,076,178
Pharmaceuticals 8.7%
Abbott Laboratories	18,700	956,318
Bristol-Myers Squibb Co.	64,627	2,027,995
Eli Lilly & Co.	98,589	3,644,836
Johnson & Johnson	22,732	1,448,256
Merck & Co., Inc.	39,723	1,299,339
Pfizer, Inc.	265,429	4,692,785
Total		14,069,529
TOTAL HEALTH CARE		19,672,808
INDUSTRIALS 10.5%
Aerospace & Defense 4.7%
General Dynamics Corp.	29,288	1,666,194
Lockheed Martin Corp.	23,182	1,683,940
Northrop Grumman Corp.	10,300	537,248
Raytheon Co.	56,370	2,303,842
United Technologies Corp.	20,716	1,457,578
Total		7,648,802

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	21,274	$1,343,453
Commercial Services & Supplies 1.1%
Pitney Bowes, Inc. (a)	29,452	553,698
RR Donnelley & Sons Co. (a)	80,483	1,136,420
Total		1,690,118
Construction & Engineering 0.2%
KBR, Inc.	16,849	398,142
Industrial Conglomerates 2.4%
General Electric Co.	129,041	1,966,585
Tyco International Ltd. (d)	47,216	1,924,052
Total		3,890,637
Professional Services 1.3%
Dun & Bradstreet Corp. (The)	33,074	2,026,113
TOTAL INDUSTRIALS		16,997,265
INFORMATION TECHNOLOGY 19.2%
Computers & Peripherals 7.1%
Apple, Inc. (b)	22,832	8,703,102
Dell, Inc. (b)	112,300	1,589,045
Lexmark International, Inc., Class A (b)	10,900	294,627
Western Digital Corp. (a)(b)	32,400	833,328
Total		11,420,102
IT Services 3.5%
International Business Machines Corp.	32,257	5,645,943
Semiconductors & Semiconductor Equipment 4.8%
Atmel Corp. (b)	15,000	121,050
Intel Corp.	165,900	3,538,647
LSI Corp. (b)	30,700	159,026
Micron Technology, Inc. (b)	236,625	1,192,590
Teradyne, Inc. (a)(b)	49,000	539,490
Texas Instruments, Inc.	79,700	2,124,005
Total		7,674,808
Software 3.8%
Microsoft Corp.	249,586	6,212,195
TOTAL INFORMATION TECHNOLOGY		30,953,048

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.0%
Chemicals 1.4%
CF Industries Holdings, Inc.	5,108	$ 630,276
Eastman Chemical Co.	24,918	1,707,631
Total		2,337,907
Metals & Mining 1.6%
Freeport-McMoRan Copper & Gold, Inc.	84,592	2,575,826
TOTAL MATERIALS		4,913,733
TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 3.6%
AT&T, Inc.	59,091	1,685,275
Verizon Communications, Inc.	110,756	4,075,821
Total		5,761,096
TOTAL TELECOMMUNICATION SERVICES		5,761,096
UTILITIES 3.8%
Electric Utilities 1.9%
Exelon Corp.	75,117	3,200,736
Independent Power Producers & Energy Traders 0.9%
AES Corp. (The) (b)	146,741	1,432,192
Multi-Utilities 1.0%
Public Service Enterprise Group, Inc. (a)	47,884	1,597,889
TOTAL UTILITIES		$ 6,230,817
Total Common Stocks (Cost: $155,522,762)		$ 158,838,172

	Shares	Value

Money Market Fund 1.8%
Columbia Short-Term Cash Fund, 0.125% (e)(f)	2,865,194	$2,865,194
Total Money Market Fund (Cost: $2,865,194)		$2,865,194

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 4.8%
Repurchase Agreements 4.8%
Citigroup Global Markets, Inc. dated 09/30/11, matures 10/03/11, repurchase price $5,000,038 (g)
	0.090%	5,000,000	$5,000,000
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $2,676,697 (g)
	0.150%	2,676,663	2,676,663
Total			7,676,663
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $7,676,663)			$7,676,663
Total Investments
(Cost: $166,064,619)			$169,380,029(h)
Other Assets & Liabilities, Net			(7,926,918)
Net Assets			$161,453,111

Investment in Derivatives

Futures Contracts Outstanding at September 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
S&P 500 Index	10	$2,815,000	Dec. 2011	$—	$(94,535)

Notes to Portfolio of Investments
(a) At September 30, 2011, security was partially or fully on loan.

(b)	Non-income producing.
(c)

At September 30, 2011, investments in securities included securities valued at $462,024 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(d)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $1,924,052 or 1.19% of net assets.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(f)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$917,545	$17,878,274	$(15,930,625)	$—	$2,865,194	$3,298	$2,865,194

(g)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value

Fannie Mae REMICS	$1,976,262
Freddie Mac Reference REMIC	35,698
Freddie Mac REMICS	2,707,748
Government National Mortgage Association	380,292
Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.150%)

Security Description	Value

Freddie Mac Gold Pool	$2,730,208
Total Market Value of Collateral Securities	$2,730,208

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$16,897,673	$—	$—	$16,897,673
Consumer Staples	18,396,336	—	—	18,396,336
Energy	18,416,323	—	—	18,416,323
Financials	20,599,073	—	—	20,599,073
Health Care	19,672,808	—	—	19,672,808
Industrials	16,997,265	—	—	16,997,265
Information Technology	30,953,048	—	—	30,953,048
Materials	4,913,733	—	—	4,913,733
Telecommunication Services	5,761,096	—	—	5,761,096
Utilities	6,230,817	—	—	6,230,817

Total Equity Securities	158,838,172	—	—	158,838,172

Other
Affiliated Money Market Fund(c)	2,865,194	—	—	2,865,194
Investments of Cash Collateral Received for Securities on Loan	—	7,676,663	—	7,676,663
Total Other	2,865,194	7,676,663	—	10,541,857
Investments in Securities	161,703,366	7,676,663	—	169,380,029
Derivatives(d)
Liabilities
Futures Contracts	(94,535)	—	—	(94,535)
Total	$161,608,831	$7,676,663	$—	$169,285,494

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Diversified Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 36.9%
Aerospace & Defense 0.5%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$995,000	$972,612
Ducommun, Inc. Senior Notes (a)
07/15/18	9.750%	103,000	102,743
Huntington Ingalls Industries, Inc. (a)
03/15/18	6.875%	330,000	306,900
03/15/21	7.125%	470,000	435,925
Kratos Defense & Security Solutions, Inc. Senior Secured (b)
06/01/17	10.000%	1,134,000	1,128,330
L-3 Communications Corp.
02/15/21	4.950%	12,340,000	12,876,691
Moog, Inc. Senior Subordinated Notes
06/15/18	7.250%	368,000	377,200
Oshkosh Corp.
03/01/17	8.250%	350,000	339,500
03/01/20	8.500%	491,000	476,270
Raytheon Co. Senior Unsecured (b)
10/15/40	4.875%	2,410,000	2,555,612
TransDigm, Inc.
12/15/18	7.750%	349,000	355,108
Total			19,926,891
Automotive 0.5%
Accuride Corp. Senior Secured (b)
08/01/18	9.500%	128,000	117,760
Allison Transmission, Inc. (a)
05/15/19	7.125%	287,000	264,040
Chrysler Group LLC/Co-Issuer, Inc. (a)
Senior Secured
06/15/21	8.250%	426,000	329,085
Chrysler Group LLC/Co-Issuer, Inc. (a)(b)
Senior Secured
06/15/19	8.000%	179,000	140,068
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	295,000	284,675
Dana Holding Corp. (b)
Senior Unsecured
02/15/21	6.750%	850,000	818,125
Delphi Corp. (a)(b)
05/15/19	5.875%	205,000	190,650
05/15/21	6.125%	137,000	127,410
FUEL Trust Secured (a)
06/15/16	3.984%	16,485,000	16,141,156

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
International Automotive Components Group SL Senior Secured (a)(c)
06/01/18	9.125%	$63,000	$58,905
Lear Corp. (b)
03/15/18	7.875%	711,000	748,327
03/15/20	8.125%	649,000	696,052
Visteon Corp. (a)(b)
04/15/19	6.750%	952,000	887,740
Total			20,803,993
Banking 8.3%
Bank of America Corp.
Senior Unsecured
04/15/12	6.250%	7,840,000	7,910,348
01/15/13	4.875%	3,555,000	3,505,992
Bank of New York Mellon Corp. (The)
Senior Unsecured
05/15/19	5.450%	4,299,000	4,967,146
02/01/21	4.150%	18,859,000	19,998,781
Barclays Bank PLC (a)(c)(d)
09/29/49	7.434%	14,477,000	11,871,140
12/31/49	6.860%	24,630,000	17,733,600
12/31/49	7.375%	4,995,000	4,714,031
Capital One/IV (b)(d)
02/17/37	6.745%	19,365,000	18,493,575
Capital One/V (b)
08/15/39	10.250%	24,565,000	24,933,475
Discover Bank Subordinated Notes (b)
11/18/19	8.700%	8,543,000	9,760,771
Fifth Third Bank Senior Unsecured (d)
05/17/13	0.402%	3,270,000	3,201,978
HBOS PLC Subordinated Notes (a)(c)
05/21/18	6.750%	14,605,000	12,451,668
HSBC U.S.A., Inc. Subordinated Notes (b)
09/27/20	5.000%	9,835,000	9,304,697
JPMorgan Chase Capital XVII
08/01/35	5.850%	905,000	899,162
JPMorgan Chase Capital XX
09/29/36	6.550%	12,495,000	12,617,826
JPMorgan Chase Capital XXIII (d)
05/15/47	1.286%	4,025,000	2,702,711
JPMorgan Chase Capital XXV
10/01/37	6.800%	8,930,000	8,962,452
Lloyds Banking Group PLC (a)(c)
11/29/49	6.267%	750,000	330,000
Merrill Lynch & Co., Inc.
Senior Unsecured
08/15/12	6.050%	9,840,000	9,930,331

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Subordinated Notes
05/02/17	5.700%	$7,130,000	$6,359,739
Merrill Lynch & Co., Inc. (b)
Senior Unsecured
04/25/13	6.150%	270,000	270,130
National City Preferred Capital Trust I (d)
12/31/49	12.000%	21,224,000	21,984,244
State Street Corp.
03/15/18	4.956%	27,760,000	29,374,799
Senior Unsecured
03/07/16	2.875%	685,000	700,160
U.S. Bancorp
02/01/16	3.442%	26,975,000	27,379,679
USB Capital XIII Trust (b)
12/15/39	6.625%	23,577,000	23,679,088
Wells Fargo & Co. Senior Unsecured (b)
06/15/16	3.676%	33,515,000	34,876,580
Wells Fargo Capital X
12/15/36	5.950%	4,420,000	4,307,034
Total			333,221,137
Brokerage 0.1%
E*Trade Financial Corp.
Senior Unsecured
06/01/16	6.750%	472,000	470,820
E*Trade Financial Corp. (b)
Senior Unsecured PIK
11/30/17	12.500%	400,000	451,000
Eaton Vance Corp. Senior Unsecured
10/02/17	6.500%	2,735,000	3,119,834
Nuveen Investments, Inc. (b)
11/15/15	10.500%	145,000	133,762
Total			4,175,416
Building Materials 0.1%
Building Materials Corp. of America Senior Notes (a)
05/01/21	6.750%	1,049,000	996,550
Euramax International, Inc. Senior Secured (a)
04/01/16	9.500%	420,000	337,050
Interface, Inc. (b)
12/01/18	7.625%	321,000	321,000
Nortek, Inc. (a)(b)
12/01/18	10.000%	74,000	68,450
04/15/21	8.500%	426,000	342,930
Total			2,065,980
Chemicals 0.6%
CF Industries, Inc.
05/01/18	6.875%	340,000	378,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
CF Industries, Inc. (b)
05/01/20	7.125%	$692,000	$787,150
Celanese U.S. Holdings LLC (b)
06/15/21	5.875%	90,000	88,650
Chemtura Corp.
09/01/18	7.875%	286,000	280,280
Dow Chemical Co. (The)
Senior Unsecured
02/15/15	5.900%	4,320,000	4,768,783
Dow Chemical Co. (The) (b)
Senior Unsecured
11/15/20	4.250%	6,900,000	6,937,067
Hexion U.S. Finance Corp./Nova Scotia ULC
Secured
11/15/20	9.000%	179,000	131,118
Senior Secured
02/01/18	8.875%	1,237,000	1,020,525
Lubrizol Corp. Senior Unsecured
02/01/19	8.875%	3,930,000	5,329,874
Lyondell Chemical Co. Senior Secured (a)(b)
11/01/17	8.000%	1,005,000	1,082,887
MacDermid, Inc. (a)
04/15/17	9.500%	368,000	340,400
Nalco Co. (a)
01/15/19	6.625%	895,000	980,025
Nova Chemicals Corp. Senior Unsecured (c)
11/01/16	8.375%	680,000	714,000
Polypore International, Inc.
11/15/17	7.500%	887,000	891,435
Total			23,730,444
Construction Machinery 0.1%
Case New Holland, Inc.
12/01/17	7.875%	809,000	861,585
Columbus McKinnon Corp.
02/01/19	7.875%	382,000	370,540
Manitowoc Co., Inc. (The) (b)
11/01/20	8.500%	645,000	583,725
Neff Rental LLC/Finance Corp. Secured (a)(b)
05/15/16	9.625%	595,000	523,600
RSC Equipment Rental, Inc./Holdings III LLC
11/15/19	10.250%	352,000	344,960
RSC Equipment Rental, Inc./Holdings III LLC (b)
02/01/21	8.250%	384,000	332,160
United Rentals North America, Inc. (b)
12/15/19	9.250%	704,000	728,640
09/15/20	8.375%	598,000	548,665

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery (continued)
Xerium Technologies, Inc. (a)(b)
06/15/18	8.875%	$355,000	$323,050
Total			4,616,925
Consumer Cyclical Services —%
Garda World Security Corp. Senior Unsecured (a)(c)
03/15/17	9.750%	108,000	109,620
Goodman Networks, Inc. Senior Secured (a)
07/01/18	12.125%	384,000	360,960
West Corp. (b)
10/01/18	8.625%	448,000	435,680
Total			906,260
Consumer Products 0.1%
Central Garden and Pet Co.
03/01/18	8.250%	597,000	576,105
Sealy Mattress Co. (b)
06/15/14	8.250%	303,000	285,578
Spectrum Brands Holdings, Inc. Senior Secured
06/15/18	9.500%	996,000	1,060,740
Visant Corp.
10/01/17	10.000%	368,000	340,400
Total			2,262,823
Diversified Manufacturing 0.2%
Amsted Industries, Inc. Senior Notes (a)(b)
03/15/18	8.125%	737,000	760,953
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	721,000	764,260
Tomkins LLC/Inc. Secured (a)(b)
10/01/18	9.000%	649,000	661,980
Tyco International Ltd./Finance SA (c)
01/15/21	6.875%	2,665,000	3,341,329
WireCo WorldGroup, Inc. (a)
05/15/17	9.750%	878,000	886,780
Total			6,415,302
Electric 4.2%
AES Corp. (The) (a)(b)
Senior Unsecured
07/01/21	7.375%	508,000	480,060
AES Corp. (The) (b)
Senior Unsecured
06/01/20	8.000%	361,000	361,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Alabama Power Co. Senior Unsecured (b)
03/15/41	5.500%	$20,042,000	$24,459,417
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	5,685,000	6,564,259
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	295,000	289,837
12/15/15	6.875%	695,000	747,826
Calpine Corp. Senior Secured (a)
02/15/21	7.500%	1,134,000	1,094,310
Commonwealth Edison Co. 1st Mortgage
08/15/16	5.950%	470,000	543,818
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%	335,000	457,428
Dolphin Subsidiary II, Inc. (a)(e)
Senior Unsecured
10/15/16	6.500%	248,000	244,900
10/15/21	7.250%	145,000	140,650
Dominion Resources, Inc.
Senior Unsecured
08/01/33	5.250%	9,775,000	11,093,296
Dominion Resources, Inc. (b)
Senior Unsecured
08/15/19	5.200%	6,190,000	7,147,444
Duke Energy Corp. Senior Unsecured
06/15/18	6.250%	4,310,000	5,145,545
Duke Energy Ohio, Inc. 1st Mortgage
04/01/19	5.450%	8,145,000	9,790,274
Edison Mission Energy Senior Unsecured (b)
05/15/17	7.000%	685,000	407,575
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured (b)
12/01/20	10.000%	448,000	436,800
Florida Power Corp. 1st Mortgage
06/15/18	5.650%	3,730,000	4,442,893
GenOn Energy, Inc. Senior Unsecured (b)
10/15/18	9.500%	304,000	285,760
Georgia Power Co. Senior Unsecured
09/01/40	4.750%	430,000	458,126

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	$5,795,000	$6,900,460
Midwest Generation LLC Pass-Through Certificates (b)
01/02/16	8.560%	322,554	317,715
NRG Energy, Inc. (b)
01/15/17	7.375%	1,123,000	1,158,094
Nevada Power Co.
05/15/18	6.500%	7,270,000	8,723,557
08/01/18	6.500%	1,469,000	1,770,987
Nevada Power Co. (b)
05/15/41	5.450%	14,095,000	16,528,251
Niagara Mohawk Power Corp. Senior Unsecured (a)
08/15/19	4.881%	3,010,000	3,363,985
Oncor Electric Delivery Co. LLC Senior Secured (b)
09/30/40	5.250%	9,315,000	10,359,034
Progress Energy, Inc. Senior Unsecured
12/01/19	4.875%	2,400,000	2,672,246
Sierra Pacific Power Co.
05/15/16	6.000%	12,141,000	13,953,081
Southern California Edison Co. 1st Mortgage
09/01/40	4.500%	4,580,000	4,970,124
Tampa Electric Co. Senior Unsecured (b)
05/15/18	6.100%	7,510,000	9,057,383
Toledo Edison Co. (The) Senior Secured (b)
05/15/37	6.150%	3,255,000	3,898,585
TransAlta Corp. Senior Unsecured (c)
01/15/15	4.750%	9,770,000	10,392,531
Total			168,657,251
Entertainment 0.2%
AMC Entertainment, Inc. (b)
06/01/19	8.750%	288,000	282,960
Cinemark U.S.A., Inc (b)
06/15/21	7.375%	97,000	91,665
Regal Cinemas Corp.
07/15/19	8.625%	334,000	339,845
Speedway Motorsports, Inc.
06/01/16	8.750%	792,000	835,560
02/01/19	6.750%	221,000	210,503
Time Warner, Inc. (b)
03/29/41	6.250%	3,850,000	4,392,438

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Entertainment (continued)
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (f)(g)
07/01/15	9.300%	$1,259,604	$1,193,097
Vail Resorts, Inc. (a)(b)
05/01/19	6.500%	110,000	108,350
Total			7,454,418
Environmental –%
Clean Harbors, Inc. Senior Secured
08/15/16	7.625%	170,000	177,225
Food and Beverage 1.1%
ARAMARK Holdings Corp. Senior Unsecured PIK (a)(b)
05/01/16	8.625%	167,000	164,495
Coca-Cola Co. (The) Senior Notes (a)
09/01/21	3.300%	16,590,000	17,259,882
ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	5,338,000	6,195,219
Dean Foods Co. (b)
12/15/18	9.750%	221,000	223,762
Hershey Co. (The) Senior Unsecured
12/01/20	4.125%	300,000	330,421
Kraft Foods, Inc.
Senior Unsecured
08/11/17	6.500%	6,795,000	8,052,301
08/23/18	6.125%	2,350,000	2,770,276
Kraft Foods, Inc. (b)
Senior Unsecured
02/01/18	6.125%	3,468,000	4,070,707
SABMiller PLC Senior Unsecured (a)(c)
07/15/18	6.500%	4,414,000	5,307,778
Total			44,374,841
Gaming 0.1%
Caesars Entertainment Operating Co., Inc. (b)
Secured
12/15/18	10.000%	173,000	102,935
Senior Secured
06/01/17	11.250%	557,000	561,874
MGM Resorts International
Senior Secured
03/15/20	9.000%	681,000	701,430
Senior Unsecured
03/01/18	11.375%	309,000	309,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Penn National Gaming, Inc. Senior Subordinated Notes (b)
08/15/19	8.750%	$57,000	$60,420
ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	262,000	264,620
Seminole Indian Tribe of Florida (a)
10/01/17	7.750%	71,000	71,355
Senior Secured
10/01/20	6.535%	733,000	702,419
Seneca Gaming Corp. (a)
12/01/18	8.250%	925,000	890,313
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	232,000	233,160
Total			3,897,526
Gas Pipelines 4.3%
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	44,670,000	50,636,304
Copano Energy LLC/Finance Corp.
04/01/21	7.125%	220,000	217,800
El Paso Corp. (b)
Senior Unsecured
09/15/20	6.500%	1,172,000	1,262,830
01/15/32	7.750%	390,000	451,721
El Paso Pipeline Partners Operating Co. LLC (c)
10/01/21	5.000%	15,850,000	15,877,738
Enterprise Products Operating LLC
02/15/42	5.700%	7,480,000	7,870,478
Enterprise Products Operating LLC (b)
02/01/41	5.950%	5,770,000	6,189,433
Kinder Morgan Energy Partners LP Senior Unsecured
09/01/39	6.500%	345,000	370,656
NGPL PipeCo LLC Senior Unsecured (a)
12/15/12	6.514%	495,000	515,207
Nisource Finance Corp.
09/15/17	5.250%	15,350,000	16,653,169
Nisource Finance Corp. (b)
09/15/20	5.450%	10,900,000	11,824,026
Northwest Pipeline GP
Senior Unsecured
06/15/16	7.000%	1,895,000	2,242,916
04/15/17	5.950%	8,185,000	9,725,407
Plains All American Pipeline LP/Finance Corp. (b)
02/01/21	5.000%	8,510,000	8,971,072
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	90,000	97,425
07/15/21	6.500%	687,000	690,435
Regency Energy Partners LP/Finance Corp. (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
12/01/18	6.875%	$610,000	$628,300
Southern Natural Gas Co.
Senior Unsecured
03/01/32	8.000%	350,000	451,370
Southern Natural Gas Co. (a)
Senior Unsecured
04/01/17	5.900%	4,728,000	5,303,223
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	1,734,000	1,716,660
TransCanada PipeLines Ltd. (c)(d)
05/15/67	6.350%	9,572,000	9,530,888
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	19,510,000	22,659,109
Total			173,886,167
Health Care 0.6%
AMGH Merger Sub, Inc. Senior Secured (a)(b)
11/01/18	9.250%	592,000	594,960
American Renal Associates Holdings, Inc. Senior Unsecured
03/01/16	9.750%	105,162	102,270
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	542,000	544,710
CHS/Community Health Systems, Inc. (b)
07/15/15	8.875%	882,000	866,565
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	11,335,000	12,303,621
ConvaTec Healthcare E SA Senior Unsecured (a)(c)
12/15/18	10.500%	881,000	775,280
Fresenius Medical Care U.S. Finance, Inc. (a)(b)
09/15/18	6.500%	113,000	114,695
02/15/21	5.750%	384,000	368,640
HCA, Inc.
Senior Secured
02/15/20	6.500%	777,000	759,518
HCA, Inc. (b)
02/15/22	7.500%	880,000	811,800
Senior Secured
09/15/20	7.250%	1,758,000	1,775,580
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	544,000	530,400
Healthsouth Corp.
09/15/22	7.750%	54,000	49,005
Healthsouth Corp. (b)
02/15/20	8.125%	398,000	373,125

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
InVentiv Health, Inc. (a)
08/15/18	10.000%	$362,000	$319,465
Multiplan, Inc. (a)
09/01/18	9.875%	738,000	728,775
Omnicare, Inc.
06/01/20	7.750%	419,000	427,380
Radnet Management, Inc.
04/01/18	10.375%	240,000	222,000
Rural/Metro Corp. Senior Unsecured (a)
07/15/19	10.125%	301,000	286,703
STHI Holding Corp. Secured (a)
03/15/18	8.000%	158,000	152,470
Vanguard Health Holding Co. II LLC/Inc. (b)
02/01/18	8.000%	1,087,000	997,322
Total			23,104,284
Healthcare Insurance 0.1%
UnitedHealth Group, Inc. (b)
Senior Unsecured
02/15/18	6.000%	680,000	806,917
02/15/41	5.950%	1,700,000	2,064,404
Total			2,871,321
Home Construction –%
Shea Homes LP/Funding Corp. Senior Secured (a)(b)
05/15/19	8.625%	560,000	459,200
Independent Energy 1.3%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	24,775,000	27,098,870
Antero Resources Finance Corp. (a)(b)
08/01/19	7.250%	25,000	23,750
Berry Petroleum Co. Senior Unsecured (b)
11/01/20	6.750%	360,000	342,900
Bill Barrett Corp.
10/01/19	7.625%	160,000	157,200
Brigham Exploration Co.
10/01/18	8.750%	496,000	530,720
Brigham Exploration Co. (b)
06/01/19	6.875%	91,000	88,725
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	896,000	878,080
Chaparral Energy, Inc.
10/01/20	9.875%	352,000	352,000
09/01/21	8.250%	660,000	602,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Chesapeake Energy Corp. (b)
08/15/20	6.625%	$1,086,000	$1,118,580
02/15/21	6.125%	1,115,000	1,123,362
Comstock Resources, Inc. (b)
04/01/19	7.750%	402,000	375,870
Concho Resources, Inc.
01/15/22	6.500%	137,000	134,945
Concho Resources, Inc. (b)
01/15/21	7.000%	707,000	703,465
Continental Resources, Inc. (b)
04/01/21	7.125%	727,000	739,723
Denbury Resources, Inc.
03/01/16	9.750%	257,000	277,560
EXCO Resources, Inc.
09/15/18	7.500%	136,000	121,720
Goodrich Petroleum Corp. (a)
03/15/19	8.875%	320,000	308,800
Hilcorp Energy I LP/Finance Co. Senior Notes (a)
02/15/20	8.000%	730,000	742,775
Laredo Petroleum, Inc. (a)
02/15/19	9.500%	912,000	957,600
Linn Energy LLC/Finance Corp. (a)
05/15/19	6.500%	373,000	343,160
MEG Energy Corp. (a)(b)(c)
03/15/21	6.500%	460,000	440,450
Nexen, Inc. (c)
Senior Unsecured
05/15/37	6.400%	6,145,000	6,253,558
07/30/39	7.500%	3,140,000	3,677,530
Oasis Petroleum, Inc. (a)
02/01/19	7.250%	768,000	750,720
Petrohawk Energy Corp.
08/15/18	7.250%	684,000	781,470
06/01/19	6.250%	163,000	185,005
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	369,000	385,605
Range Resources Corp.
06/01/21	5.750%	368,000	381,800
Range Resources Corp. (b)
05/15/19	8.000%	570,000	624,150
Woodside Finance Ltd. (a)(b)(c)
05/10/21	4.600%	3,330,000	3,440,050
Total			53,942,393
Integrated Energy 0.5%
Hess Corp. Senior Unsecured
08/15/31	7.300%	4,245,000	5,427,275

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy (continued)
Marathon Petroleum Corp. Senior Unsecured (a)
03/01/41	6.500%	$4,890,000	$5,275,376
Shell International Finance BV (b)(c)
03/25/40	5.500%	8,680,000	10,795,238
Total			21,497,889
Life Insurance 1.1%
ING Groep NV (c)(d)
12/29/49	5.775%	7,210,000	5,281,325
MetLife Capital Trust X (a)
04/08/38	9.250%	9,845,000	11,075,625
MetLife, Inc. (b)
08/01/69	10.750%	9,486,000	11,857,500
Prudential Financial, Inc.
Senior Unsecured
12/01/17	6.000%	620,000	657,236
Prudential Financial, Inc. (b)(d)
06/15/38	8.875%	14,034,000	15,139,177
Total			44,010,863
Media Cable 1.2%
CCO Holdings LLC/Capital Corp. (b)
01/15/19	7.000%	1,640,000	1,590,800
CSC Holdings LLC Senior Unsecured (b)
02/15/18	7.875%	1,005,000	1,055,250
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)(b)
11/15/17	8.625%	1,136,000	1,124,640
Comcast Corp.
02/15/18	5.875%	3,565,000	4,130,224
Comcast Corp. (b)
03/01/40	6.400%	5,135,000	5,976,051
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	10,800,000	10,988,309
03/01/16	3.500%	9,545,000	9,848,770
DIRECTV Holdings LLC/Financing Co., Inc. (b)
03/01/21	5.000%	7,205,000	7,621,233
DISH DBS Corp. (b)
02/01/16	7.125%	691,000	699,637
09/01/19	7.875%	1,075,000	1,096,500
Kabel BW Erste Beteiligungs GmbH/Co. KG Senior Secured (a)(c)
03/15/19	7.500%	270,000	264,600
Time Warner Cable, Inc. (b)
02/15/21	4.125%	3,050,000	3,037,452
Videotron Ltee (c)
04/15/18	9.125%	496,000	540,640
Total			47,974,106

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable 1.0%
AMC Networks, Inc. (a)(b)
07/15/21	7.750%	$538,000	$551,450
Clear Channel Communications, Inc. Senior Secured (b)
03/01/21	9.000%	771,000	572,468
Clear Channel Worldwide Holdings, Inc. (b)
12/15/17	9.250%	645,000	659,512
Cumulus Media, Inc. (a)(b)
05/01/19	7.750%	252,000	205,380
EH Holding Corp. (a)
06/15/21	7.625%	426,000	410,025
EH Holding Corp. (a)(b)
Senior Secured
06/15/19	6.500%	703,000	676,637
Intelsat Jackson Holdings SA (a)(b)(c)
10/15/20	7.250%	1,920,000	1,776,000
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	381,000	377,190
News America, Inc. (b)
02/15/41	6.150%	19,240,000	20,351,726
Nielsen Finance LLC/Co. (b)
10/15/18	7.750%	913,000	931,260
RR Donnelley & Sons Co. Senior Unsecured (b)
01/15/17	6.125%	388,000	336,590
Salem Communications Corp. Secured
12/15/16	9.625%	405,000	405,000
Sinclair Television Group, Inc. Secured (a)(b)
11/01/17	9.250%	684,000	711,360
TCM Sub LLC (a)
01/15/15	3.550%	7,655,000	8,110,977
Univision Communications, Inc. (a)(b)
05/15/21	8.500%	465,000	360,375
Senior Secured
11/01/20	7.875%	448,000	412,160
XM Satellite Radio, Inc. (a)(b)
11/01/18	7.625%	1,105,000	1,093,950
Total			37,942,060
Metals 0.6%
Alpha Natural Resources, Inc. (b)
06/01/19	6.000%	469,000	438,515
06/01/21	6.250%	279,000	260,168
ArcelorMittal (b)(c)
Senior Unsecured
03/01/21	5.500%	7,020,000	6,290,271
03/01/41	6.750%	9,270,000	8,011,171

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
ArcelorMittal (c)
Senior Unsecured
10/15/39	7.000%	$380,000	$338,911
Arch Coal, Inc. (a)
06/15/21	7.250%	472,000	457,840
Arch Coal, Inc. (a)(b)
06/15/19	7.000%	708,000	672,600
Calcipar SA Senior Secured (a)(c)
05/01/18	6.875%	570,000	493,050
Consol Energy, Inc.
04/01/20	8.250%	1,124,000	1,183,010
FMG Resources August 2006 Proprietary Ltd. (a)(b)(c)
02/01/16	6.375%	764,000	687,600
02/01/18	6.875%	794,000	698,720
FMG Resources August 2006 Proprietary Ltd. (a)(c)
11/01/15	7.000%	326,000	308,070
JMC Steel Group Senior Notes (a)
03/15/18	8.250%	421,000	395,740
Novelis, Inc. (b)(c)
12/15/20	8.750%	688,000	674,240
Nucor Corp. Senior Unsecured
06/01/18	5.850%	1,540,000	1,826,632
Rain CII Carbon LLC/Corp. Senior Secured (a)
12/01/18	8.000%	706,000	698,940
Vale Overseas Ltd. (c)
11/21/36	6.875%	1,245,000	1,342,856
Total			24,778,334
Non-Captive Consumer 0.4%
Discover Financial Services Senior Unsecured
07/15/19	10.250%	3,415,000	4,133,492
HSBC Finance Capital Trust IX (d)
11/30/35	5.911%	10,740,000	8,914,200
SLM Corp. (b)
Senior Notes
01/25/16	6.250%	570,000	559,475
Senior Unsecured
03/25/20	8.000%	645,000	636,742
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	838,000	588,695
Total			14,832,604
Non-Captive Diversified 0.2%
Ally Financial, Inc. (b)
03/15/20	8.000%	2,850,000	2,638,017
CIT Group, Inc. (a)
Secured
05/02/16	7.000%	1,547,000	1,500,590

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified (continued)
CIT Group, Inc. (a)(b)
Secured
04/01/18	6.625%	$285,000	$275,737
CIT Group, Inc. (b)
Secured
05/01/17	7.000%	1,030,000	999,100
Ford Motor Credit Co. LLC Senior Unsecured (b)
02/01/21	5.750%	1,987,000	1,966,135
International Lease Finance Corp.
Senior Unsecured
05/15/19	6.250%	555,000	482,402
International Lease Finance Corp. (b)
Senior Unsecured
09/01/17	8.875%	155,000	155,387
12/15/20	8.250%	1,749,000	1,714,020
Total			9,731,388
Oil Field Services 0.2%
Offshore Group Investments Ltd. (a)(c)
Senior Secured
08/01/15	11.500%	225,000	235,095
Offshore Group Investments Ltd. (c)
Senior Secured
08/01/15	11.500%	704,000	725,120
Oil States International, Inc. (a)(b)
06/01/19	6.500%	682,000	666,655
Trinidad Drilling Ltd. Senior Unsecured (a)(c)
01/15/19	7.875%	434,000	431,619
Weatherford International Ltd. (c)
03/15/38	7.000%	4,845,000	5,332,053
Total			7,390,542
Other Industry 0.4%
Interline Brands, Inc. (b)
11/15/18	7.000%	528,000	516,120
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	650,000	775,973
President and Fellows of Harvard College (a)
01/15/39	6.500%	10,460,000	15,653,494
Total			16,945,587
Packaging 0.1%
Ardagh Packaging Finance PLC Senior Secured (a)(b)(c)
10/15/17	7.375%	870,000	830,850
Crown Americas LLC/Capital Corp. III (a)
02/01/21	6.250%	424,000	426,120
Greif, Inc. Senior Unsecured
02/01/17	6.750%	486,000	488,430

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
Reynolds Group Issuer, Inc./LLC (a)(b)
04/15/19	9.000%	$359,000	$305,150
Senior Secured
04/15/19	7.125%	724,000	673,320
08/15/19	7.875%	355,000	342,575
02/15/21	6.875%	390,000	354,900
Senior Unsecured
08/15/19	9.875%	896,000	788,480
Sealed Air Corp. (a)(e)
Senior Unsecured
09/15/19	8.125%	164,000	165,640
09/15/21	8.375%	137,000	138,370
Total			4,513,835
Paper 0.5%
Cascades, Inc. (c)
12/15/17	7.750%	845,000	802,750
Georgia-Pacific LLC (a)
05/01/16	8.250%	15,430,000	17,055,396
Graphic Packaging International, Inc. (b)
06/15/17	9.500%	800,000	856,000
10/01/18	7.875%	273,000	281,190
Verso Paper Holdings LLC/Inc. Secured (b)
02/01/19	8.750%	704,000	485,760
Total			19,481,096
Pharmaceuticals 0.4%
Endo Pharmaceuticals Holdings, Inc. (a)(b)
01/15/22	7.250%	212,000	212,530
Grifols, Inc. Senior Secured (a)
02/01/18	8.250%	905,000	905,000
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	12,669,000	14,970,489
Mylan, Inc. (a)(b)
11/15/18	6.000%	755,000	734,237
Roche Holdings, Inc. (a)(b)
03/01/19	6.000%	280,000	342,099
Warner Chilcott Co./Finance LLC (a)(e)
09/15/18	7.750%	282,000	269,310
Total			17,433,665
Property & Casualty 1.0%
CNA Financial Corp.
Senior Unsecured
12/15/14	5.850%	285,000	301,101
11/15/19	7.350%	6,015,000	6,660,969
08/15/21	5.750%	1,780,000	1,796,121
Liberty Mutual Group, Inc. (a)
Senior Unsecured
03/15/35	6.500%	4,400,000	4,246,123

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
Liberty Mutual Group, Inc. (a)(b)(d)
06/15/58	10.750%	$5,645,000	$6,717,550
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	18,370,000	21,771,555
Total			41,493,419
Railroads 0.5%
BNSF Funding Trust I (d)
12/15/55	6.613%	3,376,000	3,397,100
CSX Corp. Senior Unsecured
03/15/18	6.250%	8,685,000	10,464,261
Canadian Pacific Railway Co. Senior Unsecured (b)(c)
05/15/18	6.500%	1,040,000	1,234,277
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	3,365,000	3,929,479
Total			19,025,117
Refining –%
United Refining Co. Senior Secured
02/28/18	10.500%	359,000	337,460

REITs 0.9%
Boston Properties LP Senior Unsecured (b)
05/15/21	4.125%	20,645,000	19,799,360
Brandywine Operating Partnership LP
05/15/15	7.500%	2,740,000	2,968,442
Duke Realty LP
Senior Unsecured
02/15/15	7.375%	4,630,000	5,031,842
08/15/19	8.250%	6,890,000	7,892,282
Total			35,691,926
Restaurants 1.0%
McDonald’s Corp. Senior Unsecured (b)
05/20/21	3.625%	32,910,000	35,829,775
Yum! Brands, Inc. Senior Unsecured
03/15/18	6.250%	4,899,000	5,791,578
Total			41,621,353
Retailers 0.4%
Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%	8,685,000	7,891,391

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Burlington Coat Factory Warehouse Corp. (a)
02/15/19	10.000%	$175,000	$148,750
CVS Caremark Corp.
Senior Unsecured
06/01/17	5.750%	330,000	378,756
09/15/39	6.125%	2,500,000	2,933,535
CVS Caremark Corp (d)
06/01/37	6.302%	1,730,000	1,673,775
Limited Brands, Inc.
04/01/21	6.625%	295,000	297,213
QVC, Inc. (a)
Senior Secured
10/01/19	7.500%	263,000	285,355
QVC, Inc. (a)(b)
Senior Secured
10/15/20	7.375%	700,000	757,750
Rite Aid Corp. (b)
06/15/17	9.500%	175,000	138,250
Senior Secured
08/15/20	8.000%	737,000	768,322
Toys R Us - Delaware, Inc. Senior Secured (a)(b)
09/01/16	7.375%	733,000	705,512
Total			15,978,609
Supermarkets 0.3%
Kroger Co. (The)
12/15/18	6.800%	9,065,000	11,187,497
Technology 0.4%
Amkor Technology, Inc. Senior Unsecured
05/01/18	7.375%	1,124,000	1,084,660
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	531,000	540,293
01/15/20	6.875%	724,000	739,385
CDW LLC/Finance Corp. (a)(b)
04/01/19	8.500%	769,000	665,185
Cardtronics, Inc.
09/01/18	8.250%	938,000	975,520
Cisco Systems, Inc.
Senior Unsecured
02/15/39	5.900%	1,935,000	2,324,156
01/15/40	5.500%	345,000	398,033
CommScope, Inc. (a)(b)
01/15/19	8.250%	238,000	232,050
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	185,000	184,075
First Data Corp. (a)
01/15/21	12.625%	532,000	393,680

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Senior Secured
08/15/20	8.875%	$721,000	$677,740
First Data Corp. (a)(b)
Senior Secured
06/15/19	7.375%	531,000	493,830
Freescale Semiconductor, Inc. Senior Secured (a)(c)
04/15/18	9.250%	565,000	580,537
Hewlett-Packard Co. Senior Unsecured
09/15/41	6.000%	4,280,000	4,514,244
NXP BV/Funding LLC Senior Secured (a)(b)(c)
08/01/18	9.750%	802,000	822,050
Oracle Corp. (a)(b)
Senior Notes
07/15/40	5.375%	640,000	741,129
Oracle Corp. (b)
Senior Unsecured
04/15/38	6.500%	1,155,000	1,514,985
iGate Corp. (a)(b)
05/01/16	9.000%	523,000	491,620
Total			17,373,172
Transportation Services 0.2%
AE Escrow Corp. Senior Unsecured (a)(e)
03/15/20	9.750%	355,000	340,800
Avis Budget Car Rental LLC/Finance, Inc. (b)
01/15/19	8.250%	325,000	297,375
ERAC U.S.A. Finance LLC (a)
10/15/37	7.000%	6,306,000	7,346,490
Hertz Corp. (The)
10/15/18	7.500%	714,000	681,870
Hertz Corp. (The) (b)
01/15/21	7.375%	245,000	223,869
Total			8,890,404
Wireless 0.8%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured (a)
05/01/17	7.750%	1,022,000	1,088,430
Cricket Communications, Inc. (a)
10/15/20	7.750%	280,000	240,800
Cricket Communications, Inc. (b)
Senior Secured
05/15/16	7.750%	1,061,000	1,064,979
MetroPCS Wireless, Inc.
09/01/18	7.875%	359,000	350,025
MetroPCS Wireless, Inc. (b)
11/15/20	6.625%	91,000	80,080
Nextel Communications, Inc. (b)
08/01/15	7.375%	1,173,000	1,111,417

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
SBA Telecommunications, Inc. (b)
08/15/16	8.000%	$700,000	$733,250
08/15/19	8.250%	709,000	744,450
Sprint Nextel Corp. Senior Unsecured (b)
08/15/17	8.375%	1,414,000	1,315,020
United States Cellular Corp. Senior Unsecured (b)
12/15/33	6.700%	22,433,000	22,559,253
Wind Acquisition Finance SA (a)(b)(c)
Senior Secured
02/15/18	7.250%	1,699,000	1,444,150
Wind Acquisition Finance SA (a)(c)
Secured
07/15/17	11.750%	84,000	71,400
Total			30,803,254
Wirelines 2.4%
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	19,329,000	22,890,987
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	7,810,000	7,236,871
Cincinnati Bell, Inc.
10/15/17	8.250%	320,000	310,400
Cincinnati Bell, Inc. (b)
10/15/20	8.375%	430,000	399,900
Embarq Corp.
Senior Unsecured
06/01/16	7.082%	4,400,000	4,554,722
06/01/36	7.995%	12,340,000	11,578,548
Frontier Communications Corp.
Senior Unsecured
04/15/22	8.750%	160,000	158,800
Frontier Communications Corp. (b)
Senior Unsecured
04/15/15	7.875%	332,000	332,830
04/15/17	8.250%	260,000	252,200
04/15/20	8.500%	443,000	429,710
Integra Telecom Holdings, Inc. Senior Secured (a)
04/15/16	10.750%	226,000	207,920
Level 3 Communications, Inc. Senior Unsecured (a)
02/01/19	11.875%	365,000	346,750
Level 3 Escrow, Inc. Senior Unsecured (a)(b)
07/01/19	8.125%	295,000	260,706
Level 3 Financing, Inc.
02/15/17	8.750%	480,000	442,200
02/01/18	10.000%	289,000	277,440
Level 3 Financing, Inc. (a)(b)
04/01/19	9.375%	385,000	358,050

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
PAETEC Holding Corp.
12/01/18	9.875%	$752,000	$787,720
Senior Secured
06/30/17	8.875%	577,000	605,850
Qwest Communications International, Inc.
04/01/18	7.125%	1,378,000	1,350,440
Telefonica Emisiones SAU (b)(c)
06/20/16	6.421%	335,000	343,455
Telefonica Emisiones SAU (c)
01/15/15	4.949%	13,790,000	13,605,131
02/16/21	5.462%	5,645,000	5,379,169
Tw telecom holdings, inc. (b)
03/01/18	8.000%	578,000	601,120
Verizon New York, Inc. Senior Unsecured
04/01/32	7.375%	19,308,000	23,861,328
Windstream Corp.
11/01/17	7.875%	644,000	652,050
Total			97,224,297
Total Corporate Bonds & Notes (Cost: $1,466,024,062)			$1,483,108,274

Residential Mortgage-Backed Securities - Agency 20.2%
Federal Home Loan Mortgage Corp. (b)(h)
07/01/37	6.000%	24,165,184	27,108,051
Federal Home Loan Mortgage Corp. (d)(h)(i)
CMO IO Series 3517 Class JI
12/15/12	1.152%	8,199,851	33,574
Federal Home Loan Mortgage Corp. (e)(h)
10/01/41	4.000%	19,500,000	20,407,969
Federal Home Loan Mortgage Corp. (h)
11/01/40-06/01/41	4.500%	51,778,036	55,271,441
07/01/39	5.000%	10,262,915	11,070,516
06/01/33	5.500%	1,170,719	1,275,608
09/01/28-09/01/37	6.000%	6,761,116	7,404,097
08/01/29-10/01/34	6.500%	740,651	836,922
04/01/30-04/01/32	7.000%	826,219	952,887
08/01/24	8.000%	63,860	75,316
01/01/25	9.000%	29,035	35,453
Federal Home Loan Mortgage Corp. (h)(i)
CMO IO Series 3430 Class IA
07/15/12	0.818%	19,706,767	71,370
CMO IO Series 3447 Class AI
03/15/12	1.244%	9,686,342	33,965
Federal National Mortgage Association (d)(h)(i)
CMO IO Series 2008-40 Class AI
08/25/12	1.200%	32,639,168	271,525
Federal National Mortgage Association (e)(h)
10/01/40	4.000%	87,160,000	91,354,575

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
10/01/41	5.000%	$2,315,000	$2,490,072
Federal National Mortgage Association (h)
03/01/41	3.500%	6,446,468	6,629,387
09/01/40-02/01/41	4.000%	73,000,758	76,840,141
05/01/39-08/01/41	4.500%	68,285,492	72,648,290
04/01/29-11/01/40	5.000%	147,766,742	159,708,759
12/01/28-02/01/38	5.500%	71,136,561	77,855,805
10/01/28-08/01/35	6.000%	24,252,096	26,938,902
11/01/28-10/01/37	6.500%	14,962,200	16,717,416
05/01/29-07/01/38	7.000%	29,259,658	33,631,454
02/01/27-09/01/31	7.500%	333,215	387,750
11/01/21	8.000%	9,426	10,908
04/01/23	8.500%	70,958	77,997
06/01/24	9.000%	90,328	105,677
Federal National Mortgage Association (h)(i)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	833,023	58,773
CMO IO Series 2004-84 Class GI
12/25/22	5.000%	302,137	9,355
Federal National Mortgage Association (h)(j)
01/01/36	5.500%	23,268,914	25,615,438
Government National Mortgage Association (e)(h)
10/01/41	4.500%	54,200,000	58,883,216
Government National Mortgage Association (h)
06/15/41	4.500%	34,794,654	37,948,855

Total Residential Mortgage-Backed Securities - Agency (Cost: $784,715,556)			$812,761,464

Residential Mortgage-Backed Securities - Non-Agency 1.1%
American General Mortgage Loan Trust (a)(d)(h)
CMO Series 2009-1 Class A7
09/25/48	5.750%	10,593,000	10,744,723
CMO Series 2010-1A Class A1
03/25/58	5.150%	1,957,793	1,996,138
BCAP LLC Trust CMO Series 2006-RR1 Class PB (h)
11/25/36	5.000%	1,169,486	1,167,590
Credit Suisse Mortgage Capital Certificates (a)(d)(h)
CMO Series 2009-12R Class 30A1
12/27/36	5.300%	1,761,248	1,780,777
CMO Series 2010-11R Class A1
06/28/47	1.218%	6,072,743	6,011,897
CMO Series 2010-12R Class 13A1
12/26/37	4.250%	7,417,720	7,458,793

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Fadr LLC Series 2009-2 Class A (a)(d)(h)
01/28/40	2.471%	$896,046	$853,904
Indymac Index Mortgage Loan Trust CMO Series 2006-AR13 Class A1 (d)(h)
07/25/36	5.393%	99,267	77,378
JPMorgan Alternative Loan Trust CMO Series 2006-A4 Class A1 (d)(h)
09/25/36	5.950%	2,759,508	2,730,260
LVII Resecuritization Trust CMO Series 2009-3 Class A1 (a)(d)(h)
11/27/37	5.657%	2,133,831	2,139,670
Nomura Asset Acceptance Corp. (d)(h)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	418,605	334,443
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	2,649,472	2,116,507
Prime Mortgage Trust CMO Series 2005-1 Class 2A1 (a)(h)
09/25/34	5.000%	865,074	871,682
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A (d)(h)
12/25/34	4.740%	2,058,933	2,077,642
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-2 Class 1A2 (h)
04/25/35	8.000%	1,299,508	1,313,372

Total Residential Mortgage-Backed Securities - Non-Agency
(Cost: $41,674,695)			$41,674,776

Commercial Mortgage-Backed Securities - Agency —%
Federal National Mortgage Association CMO Series 2002-M2 Class C (h)
08/25/12	4.717%	47,748	48,734

Total Commercial Mortgage-Backed Securities - Agency (Cost: $47,873)			$48,734

Commercial Mortgage-Backed Securities - Non-Agency 15.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc. (h)
Series 2005-3 Class A3A
07/10/43	4.621%	8,050,000	8,121,854
Series 2005-3 Class A4
07/10/43	4.668%	20,049,000	21,435,689
Series 2005-4 Class A5A
07/10/45	4.933%	14,350,000	15,403,233
Bear Stearns Commercial Mortgage Securities (d)(h)
Series 2005-T18 Class A4
02/13/42	4.933%	2,000,000	2,157,192

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2005-T20 Class A4A
10/12/42	5.295%	$6,525,000	$7,169,102
Bear Stearns Commercial Mortgage Securities (h)
Series 2003-T10 Class A2
03/13/40	4.740%	7,500,000	7,741,792
Series 2006-PW14 Class A4
12/11/38	5.201%	25,575,000	27,647,624
Series 2007-PW18 Class A4
06/11/50	5.700%	3,470,000	3,735,667
Series 2007-T28 Class A1
09/11/42	5.422%	13,632	13,666
CDC Commercial Mortgage Trust Series 2002-FX1 Class A2 (h)
11/15/30	5.676%	2,823,903	2,826,332
Citigroup Commercial Mortgage Trust (h)
Series 2005-C3 Class A4
05/15/43	4.860%	11,000,000	11,679,646
Series 2006-C5 Class A4
10/15/49	5.431%	5,950,000	6,473,011
Citigroup/Deutsche Bank Commercial Mortgage Trust (d)(h)
Series 2007-CD5 Class A4
11/15/44	5.886%	10,900,000	11,691,743
Citigroup/Deutsche Bank Commercial Mortgage Trust (h)
Series 2007-CD4 Class A4
12/11/49	5.322%	18,742,000	19,195,459
Credit Suisse First Boston Mortgage Securities Corp. (d)(h)
Series 2004-C1 Class A4
01/15/37	4.750%	11,155,000	11,646,612
Series 2005-C6 Class A4
12/15/40	5.230%	13,380,000	14,546,335
Credit Suisse First Boston Mortgage Securities Corp. (h)
Series 2004-C2 Class A1
05/15/36	3.819%	794,845	798,352
GE Capital Commercial Mortgage Corp. (d)(h)
Series 2005-C1 Class A5
06/10/48	4.772%	3,900,000	4,158,430
GE Capital Commercial Mortgage Corp. (h)
Series 2001-3 Class A2
06/10/38	6.070%	1,050,102	1,049,265
Series 2003-C1 Class A4
01/10/38	4.819%	894,848	922,476
GE Capital Commercial Mortgage Corp Series 2002-2A Class A3 (h)
08/11/36	5.349%	2,700,000	2,750,296
GS Mortgage Securities Corp. II (h)
Series 2005-GG4 Class A4A
07/10/39	4.751%	30,935,000	32,830,047
Series 2006-GG8 Class A4
11/10/39	5.560%	4,355,000	4,602,190
General Electric Capital Assurance Co. (a)(d)(h)
Series 2003-1 Class A4
05/12/35	5.254%	7,533,999	7,961,109
Series 2003-1 Class A5
05/12/35	5.743%	6,500,000	7,323,459
Greenwich Capital Commercial Funding Corp. (b)(h)
Series 2007-GG9 Class A2
03/10/39	5.381%	9,957,954	10,017,931

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Greenwich Capital Commercial Funding Corp. (h)
Series 2003-C2 Class A3
01/05/36	4.533%	$1,029,569	$1,039,554
Series 2007-GG9 Class A4
03/10/39	5.444%	34,365,000	35,633,240
JPMorgan Chase Commercial Mortgage Securities Corp. (b)(d)(h)
Series 2005-LDP5 Class A4
12/15/44	5.372%	30,027,000	32,897,386
JPMorgan Chase Commercial Mortgage Securities Corp. (d)(h)
Series 2003-CB6 Class A2
07/12/37	5.255%	20,100,000	21,090,729
Series 2005-LDP3 Class ASB
08/15/42	4.893%	7,193,306	7,494,324
Series 2005-LDP4 Class A4
10/15/42	4.918%	18,209,000	19,567,410
Series 2006-LDP6 Class ASB
04/15/43	5.490%	8,627,070	9,056,413
Series 2007-CB19 Class A4
02/12/49	5.932%	19,385,000	20,543,932
JPMorgan Chase Commercial Mortgage Securities Corp. (h)
Series 2003-CB6 Class A1
07/12/37	4.393%	768,552	777,798
Series 2003-LN1 Class A1
10/15/37	4.134%	833,311	846,819
Series 2003-ML1A Class A1
03/12/39	3.972%	428,653	431,437
Series 2004-LN2 Class A1
07/15/41	4.475%	3,705,369	3,728,376
Series 2005-LDP2 Class A3
07/15/42	4.697%	5,574,772	5,636,429
Series 2007-CB20 Class ASB
02/12/51	5.688%	3,665,000	3,870,134
LB-UBS Commercial Mortgage Trust (d)(h)
Series 2004-C6 Class A6
08/15/29	5.020%	4,000,000	4,253,804
Series 2005-C7 Class A4
11/15/30	5.197%	6,375,000	6,942,630
Series 2006-C4 Class AAB
06/15/32	6.042%	6,842,527	7,233,174
Series 2007-C7 Class A3
09/15/45	5.866%	11,340,000	11,878,769
LB-UBS Commercial Mortgage Trust (h)
Series 2003-C3 ClassA4
05/15/32	4.166%	11,025,000	11,393,400
Series 2004-C2 Class A3
03/15/29	3.973%	1,117,595	1,143,702
Series 2005-C3 Class A5
07/15/30	4.739%	7,220,000	7,727,949
Series 2006-C1 Class A4
02/15/31	5.156%	6,170,000	6,670,572
Merrill Lynch Mortgage Trust Series 2008-C1 Class A1 (h)
02/12/51	4.706%	52,750	53,016
Morgan Stanley Capital I (d)(h)
Series 2006-T23 Class AAB
08/12/41	5.978%	5,478,723	5,805,699

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Morgan Stanley Capital I (h)
Series 2006-IQ12 Class A4
12/15/43	5.332%	$8,375,000	$9,040,628
Series 2007-IQ16 Class A4
12/12/49	5.809%	26,100,000	28,025,110
Morgan Stanley Dean Witter Capital I Series 2002-IQ3 Class A4 (h)
09/15/37	5.080%	3,130,854	3,204,063
Morgan Stanley Reremic Trust (a)(b)(d)(h)
Series 2010-GG10 Class A4A
08/15/45	5.984%	20,300,000	22,139,322
Morgan Stanley Reremic Trust (a)(d)(h)
Series 2009-GG10 Class A4A
08/12/45	5.984%	18,150,000	19,794,517
TIAA Seasoned Commercial Mortgage Trust (d)(h)
Series 2007-C4 Class A2
08/15/39	5.666%	2,100,000	2,130,746
Series 2007-C4 Class A3
08/15/39	5.947%	3,605,000	3,887,683
Wachovia Bank Commercial Mortgage Trust (d)(h)
Series 2003-C9 Class A4
12/15/35	5.012%	3,940,000	4,158,276
Series 2005-C22 Class A4
12/15/44	5.444%	14,295,000	15,562,423
Series 2006-C24 Class A3
03/15/45	5.558%	9,850,000	10,850,592
Wachovia Bank Commercial Mortgage Trust (h)
Series 2003-C3 Class A2
02/15/35	4.867%	17,925,000	18,454,128
Series 2003-C5 Class A2
06/15/35	3.989%	265,000	271,934
Series 2005-C16 Class A2
10/15/41	4.380%	2,149,026	2,149,459
Series 2005-C18 Class A4
04/15/42	4.935%	5,096,000	5,494,701
Series 2006-C24 Class APB
03/15/45	5.576%	3,533,322	3,646,952
Series 2006-C27 Class APB
07/15/45	5.727%	4,485,799	4,609,668
Series 2006-C29 Class A4
11/15/48	5.308%	3,000,000	3,195,048

Total Commercial Mortgage-Backed Securities - Non-Agency
(Cost: $621,304,190)			$626,230,458

Asset-Backed Securities - Non-Agency 1.6%
Ally Auto Receivables Trust
Series 2010-3 Class A3
10/15/14	1.110%	570,000	573,058
Series 2011-4 Class A2
03/17/14	0.650%	2,800,000	2,799,749
Ally Master Owner Trust Series 2011-4 Class A2
09/15/16	1.540%	4,086,000	4,084,924
BMW Vehicle Lease Trust Series 2011-1 Class A3
02/20/14	1.060%	3,540,000	3,549,746

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
BMW Vehicle Owner Trust Series 2011-A Class A3
08/25/15	0.760%	$4,542,000	$4,540,372
Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1 (d)
11/25/36	0.285%	1,419,904	1,372,627
CNH Equipment Trust Series 2011-B Class A3
08/15/16	0.910%	1,890,000	1,887,638
Citibank Credit Card Issuance Trust Series 2008-C6 Class C6
06/20/14	6.300%	8,000,000	8,274,780
Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3 (d)
06/25/37	6.080%	4,951,000	4,953,683
Countrywide Asset-Backed Certificates (d)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	1,805,720	1,207,518
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	1,003,092	784,340
Ford Credit Auto Lease Trust
Series 2011-A Class A3
07/15/14	1.030%	3,755,000	3,760,390
Ford Credit Auto Lease Trust (a)
Series 2010-B Class A3
07/15/13	0.910%	3,565,000	3,569,049
Harley-Davidson Motorcycle Trust Series 2010-1 Class A3
02/15/15	1.160%	2,285,000	2,290,106
JPMorgan Mortgage Acquisition Corp. Series 2007-CH2 Class AV2 (d)
01/25/37	0.305%	1,977,144	1,882,488
National Collegiate Student Loan Trust (i)
CMO IO Series 2006-3 Class AIO
01/25/12	7.100%	8,886,292	127,384
CMO IO Series 2006-4 Class AIO
02/27/12	6.350%	11,633,000	200,689
Navistar Financial Corp. Owner Trust Series 2010-A Class A2 (a)
10/18/12	1.470%	3,243,101	3,244,384
Nissan Auto Lease Trust Series 2010-B Class A3
12/15/13	1.120%	3,585,000	3,600,633
Northstar Education Finance, Inc. Series 2004-1 Class A3 (d)
04/28/17	0.423%	2,205,000	2,203,073
Soundview Home Equity Loan Trust Series 2006-WF2 Class A2B (d)
12/25/36	0.335%	1,212,101	1,202,005

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Triad Auto Receivables Owner Trust Series 2007-A Class A4 (AGM) (d)
02/12/14	0.285%	$8,109,242	$8,069,232

Total Asset-Backed Securities - Non-Agency (Cost: $64,076,992)			$64,177,868

U.S. Treasury Obligations 21.6%
U.S. Treasury
11/15/40	4.250%	425,000	537,426
02/15/41	4.750%	6,790,000	9,277,897
U.S. Treasury (b)
05/31/13	0.500%	65,410,000	65,685,948
08/31/13	0.125%	72,096,700	71,905,193
06/15/14	0.750%	75,632,000	76,364,723
07/15/14	0.625%	19,435,000	19,553,359
08/15/14	0.500%	14,125,000	14,161,442
09/15/14	0.250%	43,890,000	43,674,061
07/31/16	1.500%	12,270,000	12,599,818
08/31/16	1.000%	2,650,000	2,656,625
05/15/21	3.125%	18,293,000	20,303,766
08/15/21	2.125%	32,915,000	33,496,279
05/15/41	4.375%	1,410,000	1,821,551
08/15/41	3.750%	17,295,000	20,135,185
U.S. Treasury (b)(k)
STRIPS
11/15/18	0.000%	86,615,000	77,475,818
11/15/21	0.000%	365,773,000	296,418,416
U.S. Treasury (k)
STRIPS
11/15/21	0.000%	23,805,000	19,122,128
02/15/40	0.000%	194,589,000	81,400,860

Total U.S. Treasury Obligations (Cost: $806,000,782)			$866,590,495

U.S. Government & Agency Obligations —%
Federal National Mortgage Association
04/01/22	8.000%	37,837	43,927

Total U.S. Government & Agency Obligations (Cost: $37,601)			$43,927

Foreign Government Obligations 0.2%
ITALY 0.2%
Republic of Italy Senior Unsecured (c)
09/20/16	5.250%	9,308,000	9,248,522

Total Foreign Government Obligations (Cost: $10,169,198)			$9,248,522

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.4%
Commonwealth of Massachusetts Revenue Bonds Build America Bonds-Recovery Series 2010Z
06/01/30	5.631%	$740,000	$898,737
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	12,355,000	12,590,980
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	1,850,000	2,095,717
State of California Unlimited General Obligation Bonds Taxable Series 2010
11/01/15	3.950%	1,550,000	1,655,416

Total Municipal Bonds (Cost: $16,429,743)			$17,240,850

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans —%
Gaming –%
Caesars Octavius LLC Tranche B Term Loan (d)(l)
04/25/17	9.250%	397,000	375,364
ROC Finance LLC Tranche B Term Loan (d)(l)
08/19/17	8.500%	191,000	187,896
Total			563,260

Media Non-Cable –%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (d)(l)(m)
TBD	TBD	290,000	273,325

Total Senior Loans (Cost: $870,276)			$836,585

Issuer		Shares	Value

Preferred Stocks 1.0%
FINANCIALS 1.0%
Commercial Banks 1.0%
Citigroup Capital XIII, 7.875%		1,402,825	$37,048,608

Issuer		Shares	Value

Preferred Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
Lloyds Banking Group PLC, 6.657% (a)(c)		6,315,000	$2,778,600
Total			39,827,208
TOTAL FINANCIALS			39,827,208

Total Preferred Stocks (Cost: $43,800,128)			$39,827,208

Issuer	Coupon Rate	Principal Amount	Value

Treasury Note Short-Term 4.3%
U.S. Treasury Bill (b)
12/22/11	0.010%	171,585,000	$171,579,338

Total Treasury Note Short-Term (Cost: $171,586,953)			$171,579,338

		Shares	Value

Money Market Fund 0.4%
Columbia Short-Term Cash Fund, 0.125% (n)(o)		17,701,630	$17,701,630

Total Money Market Fund (Cost: $17,701,630)			$17,701,630

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 13.4%
Asset-Backed Commercial Paper 2.0%
Alpine Securitization
10/12/11	0.200%	9,998,500	$9,998,500
10/14/11	0.190%	6,999,113	6,999,113
Atlantis One
10/20/11	0.200%	9,998,333	9,998,333
12/21/11	0.350%	4,995,576	4,995,576
12/21/11	0.350%	1,998,251	1,998,251
Regency Markets No. 1 LLC
10/18/11	0.250%	9,997,778	9,997,778
Rhein-Main Securitisation Ltd.
10/11/11	0.550%	4,997,326	4,997,326
Royal Park Investments Funding Corp.
10/28/11	0.730%	9,994,120	9,994,120
Scaldis Capital LLC
10/04/11	0.550%	19,998,778	19,998,778
Total			78,977,775

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit 8.8%
ABM AMRO Bank N.V.
10/12/11	0.310%	$9,997,417	$9,997,417
Bank of America, National Association
10/03/11	0.350%	15,000,000	15,000,000
Bank of Montreal
11/14/11	0.250%	10,000,000	10,000,000
Bank of Nova Scotia
11/28/11	0.300%	5,000,000	5,000,000
Banque et Caisse d’Epargne de l’Etat
10/14/11	0.400%	9,996,668	9,996,668
12/06/11	0.380%	9,990,404	9,990,404
Branch Banking & Trust Corporation
01/09/12	0.350%	35,000,000	35,000,000
Clydesdale Bank PLC
12/30/11	0.550%	14,979,175	14,979,175
Commerzbank AG
10/05/11	0.180%	4,000,000	4,000,000
Credit Industrial et Commercial
11/21/11	0.410%	10,000,000	10,000,000
Credit Suisse
10/04/11	0.190%	8,003,366	8,003,366
Deutsche Bank AG
10/19/11	0.290%	10,000,000	10,000,000
DnB NOR ASA
03/01/12	0.450%	10,000,000	10,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/03/11	0.340%	10,000,000	10,000,000
10/21/11	0.320%	6,000,000	6,000,000
Lloyds Bank PLC
10/14/11	0.346%	11,000,000	11,000,000
N.V. Bank Nederlandse Gemeenten
11/01/11	0.420%	5,000,000	5,000,000
National Bank of Canada
10/07/11	0.272%	15,000,000	15,000,000
11/18/11	0.270%	5,000,000	5,000,000
Natixis
10/07/11	0.496%	19,000,000	19,000,000
Nordea Bank AB
12/09/11	0.310%	15,000,000	15,000,000
Rabobank
12/15/11	0.330%	10,001,100	10,001,100
Royal Bank of Canada
10/14/11	0.210%	5,001,644	5,001,644
Skandinaviska Enskilda Banken AB
10/03/11	0.150%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
10/11/11	0.250%	15,000,000	15,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Standard Chartered Bank PLC
12/29/11	0.550%	$9,986,117	$9,986,117
01/03/12	0.460%	15,000,235	15,000,235
Svenska Handelsbanken
11/23/11	0.300%	10,000,126	10,000,126
03/01/12	0.460%	8,000,000	8,000,000
Swedbank AB
10/24/11	0.260%	15,000,000	15,000,000
Union Bank of Switzerland
11/14/11	0.261%	10,000,000	10,000,000
United Overseas Bank Ltd.
10/28/11	0.270%	15,000,000	15,000,000
Total			355,956,252

Commercial Paper 1.1%
Macquarie Bank Ltd.
12/29/11	0.471%	9,987,859	9,987,859
Skandinaviska Enskilda Banken AB
10/21/11	0.240%	4,998,833	4,998,833
Svenska Handelsbank
12/20/11	0.325%	9,991,965	9,991,965
The Commonwealth Bank of Australia
11/28/11	0.270%	9,992,950	9,992,950
Westpac Securities NZ Ltd.
03/02/12	0.441%	9,977,756	9,977,756
Total			44,949,363

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Other Short-Term Obligations 0.4%
The Goldman Sachs Group, Inc.
10/17/11	0.280%	$10,000,000	$10,000,000
12/14/11	0.420%	7,000,000	7,000,000
Total			17,000,000

Repurchase Agreements 1.1%
Goldman Sachs & Co. dated 09/19/11, matures 10/03/11, repurchase price $10,000,083 (p)
	0.100%	10,000,000	10,000,000
MF Global Holdings Ltd. dated 09/30/11, matures 10/03/11, repurchase price $10,000,183 (p)
	0.220%	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 09/30/11, matures 10/03/11, repurchase price $10,000,133 (p)
	0.160%	10,000,000	10,000,000
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $13,434,799 (p)
	0.150%	13,434,631	13,434,631
Total			43,434,631
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $540,318,021)			$540,318,021

Total Investments
(Cost: $4,584,757,700) (q)			$4,691,388,150(r)
Other Assets & Liabilities, Net			(671,515,166)

Net Assets			$4,019,872,984

Investment in Derivatives

Futures Contracts Outstanding at September 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Long Bond, 20-year	436	$62,184,500	Dec. 2011	$1,678,357	$—
U.S. Treasury Note, 5-year	(2,627)	(321,766,466)	Jan. 2012	536,920	—
U.S. Treausry Note, 10-year	(1,396)	(181,610,875)	Dec. 2011	—	(1,366,209)
U.S. Treasury Ultra Bond, 30-year	(685)	(108,658,125)	Dec. 2011	—	(8,717,113)
Total				$2,215,277	$(10,083,322)

Credit Default Swap Contracts Outstanding at September 30, 2011

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley	Home Depot, Inc.	June 20, 2016	1.000%	$15,500,000	$(230,591)	$216,617	$(4,305)	$—	$(18,279)
JPMorgan	Limited Brands, Inc.	June 20, 2016	1.000	4,430,000	264,069	(202,437)	(1,231)	60,401	—
Morgan Stanley	Toll Brothers, Inc.	June 20, 2016	1.000	13,925,000	938,196	(642,017)	(3,868)	292,311	—
Citibank	Barclays Bank, PLC	Sept. 20, 2016	1.000	8,910,000	471,038	(561,506)	(2,723)	—	(93,191)
Goldman Sachs International	Barclays Bank, PLC	Sept. 20, 2016	1.000	9,965,000	526,812	(718,347)	(3,045)	—	(194,580)
JPMorgan	Barclays Bank, PLC	Sept. 20, 2016	1.000	15,020,000	794,050	(1,068,185)	(4,590)	—	(278,725)
Morgan Stanley	Barclays Bank, PLC	Sept. 20, 2016	1.000	26,575,000	1,404,918	(1,980,188)	(8,120)	—	(583,390)
Barclays	D.R. Horton, Inc.	Sept. 20, 2016	1.000	12,260,000	1,421,776	(994,212)	(3,746)	423,818	—
JPMorgan	D.R. Horton, Inc.	Sept. 20, 2016	1.000	7,970,000	924,270	(555,786)	(2,435)	366,049	—
Morgan Stanley	D.R. Horton, Inc.	Sept. 20, 2016	1.000	3,315,000	384,436	(221,200)	(1,013)	162,223	—
Barclays	Goldman Sachs Group, Inc.	Sept. 20, 2016	1.000	2,965,000	292,200	(240,986)	(906)	50,308	—
Citibank	Goldman Sachs Group, Inc.	Sept. 20, 2016	1.000	15,985,000	1,575,315	(321,911)	(4,884)	1,248,520	—
JPMorgan	Goldman Sachs Group, Inc.	Sept. 20, 2016	1.000	4,450,000	438,546	(352,618)	(1,360)	84,568	—
Morgan Stanley	Goldman Sachs Group, Inc.	Sept. 20, 2016	1.000	14,235,000	1,402,853	(844,943)	(4,350)	553,560	—
Citibank	Home Depot, Inc.	Sept. 20, 2016	1.000	625,000	(8,826)	5,671	(191)	—	(3,346)
Morgan Stanley	Home Depot, Inc.	Sept. 20, 2016	1.000	12,215,000	(172,504)	179,161	(3,732)	2,925	—
Morgan Stanley	Limited Brands, Inc.	Sept. 20, 2016	1.000	10,650,000	708,879	(671,061)	(3,254)	34,564	—
Barclays	Marriott International, Inc.	Sept. 20, 2016	1.000	8,235,000	235,347	(45,865)	(2,516)	186,966	—
Citigroup	Marriott International, Inc.	Sept. 20, 2016	1.000	5,975,000	170,760	(132,190)	(1,826)	36,744	—
Barclays	Morgan Stanley	Sept. 20, 2016	1.000	2,970,000	465,580	(340,507)	(908)	124,165	—
Goldman Sachs International	Morgan Stanley	Sept. 20, 2016	1.000	14,225,000	2,229,923	(1,387,343)	(4,346)	838,234	—
JPMorgan	Morgan Stanley	Sept. 20, 2016	1.000	19,945,000	3,126,596	(995,551)	(6,094)	2,124,951	—
Barclays	Textron, Inc.	Sept. 20, 2016	1.000	8,905,000	656,744	(268,618)	(2,721)	385,405	—
Goldman Sachs International	Textron, Inc.	Sept. 20, 2016	1.000	3,315,000	244,481	(192,260)	(1,013)	51,208	—
Morgan Stanley	Textron, Inc.	Sept. 20, 2016	1.000	3,350,000	247,063	(244,314)	(1,024)	1,725	—
Barclays	Toll Brothers, Inc.	Sept. 20, 2016	1.000	11,635,000	864,469	(706,569)	(3,555)	154,345	—
JPMorgan	Toll Brothers, Inc.	Sept. 20, 2016	1.000	11,675,000	867,441	(814,050)	(3,567)	49,824	—
Morgan Stanley	Toll Brothers, Inc.	Sept. 20, 2016	1.000	9,370,000	696,181	(435,283)	(2,863)	258,035	—
JPMorgan	D.R. Horton, Inc.	Dec. 20, 2016	1.000	15,510,000	1,798,675	(1,728,512)	(4,739)	65,424	—
Barclays	Toll Brothers, Inc.	Dec. 20, 2016	1.000	15,510,000	1,255,928	(978,639)	(4,739)	272,550	—
Total								$7,828,823	$(1,171,511)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $328,885,771 or 8.18% of net assets.

(b)	At September 30, 2011, security was partially or fully on loan.
(c)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $188,387,566 or 4.69% of net assets.
(d)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2011 was $1,193,097, representing 0.03% of net assets. Information concerning such security holdings at September 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	12-08-95	$ 1,259,604

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2011, the value of these securities amounted to $1,193,097, which represents 0.03% of net assets.

(h)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(j)

At September 30, 2011, investments in securities included securities valued at $8,369,736 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(k)	Zero coupon bond.
(l)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of September 30, 2011. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)

Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(n)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(o)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$322,075,929	$1,423,651,736	$(1,728,026,035)	$—	$17,701,630	$490,622	$17,701,630

(p)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Goldman Sachs & Co. (0.100%)

Security Description	Value
Government National Mortgage Association	$10,200,000
Total Market Value of Collateral Securities	$10,200,000

MF Global Holdings Ltd. (0.220%)

Security Description	Value
Fannie Mae REMICS	$573,683
Federal Farm Credit Bank	10,502
Federal Home Loan Banks	241,691
Federal Home Loan Mortgage Corp	317,605
Federal National Mortgage Association	497,606
Freddie Mac Gold Pool	11,563
Freddie Mac REMICS	868,244
Ginnie Mae I Pool	1,286,552
Ginnie Mae II Pool	768,657
Government National Mortgage Association	2,531,836
United States Treasury Note/Bond	3,092,164
Total Market Value of Collateral Securities	$10,200,103

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value
Fannie Mae Grantor Trust	$98,363
Fannie Mae Pool	3,246,713
Fannie Mae REMICS	2,113,239
Fannie Mae Whole Loan	17,447
Federal Home Loan Bank of Chicago	20,752
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	109,306
Freddie Mac Gold Pool	1,794,111
Freddie Mac REMICS	2,757,703
Ginnie Mae II Pool	42,366
Total Market Value of Collateral Securities	$10,200,000

RBS Securities, Inc. (0.150%)

Security Description	Value
Freddie Mac Gold Pool	$13,703,383
Total Market Value of Collateral Securities	$13,703,383

(q)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $4,584,758,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$165,454,000
Unrealized Depreciation	(58,824,000)
Net Unrealized Appreciation	$106,630,000

(r)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes
Electric	$—	$168,339,536	$317,715	$168,657,251
Entertainment		6,261,321	1,193,097	7,454,418
All Other Industries		1,306,996,605	—	1,306,996,605
Residential Mortgage-Backed Securities - Agency	—	812,761,464	—	812,761,464
Residential Mortgage-Backed Securities - Non-Agency	—	40,820,872	853,904	41,674,776
Commercial Mortgage-Backed Securities - Agency	—	48,734	—	48,734
Commercial Mortgage-Backed Securities - Non-Agency	—	626,230,458	—	626,230,458
Asset-Backed Securities - Non-Agency	—	62,290,230	1,887,638	64,177,868
U.S. Treasury Obligations	392,173,273	474,417,222	—	866,590,495
U.S. Government & Agency Obligations	—	43,927	—	43,927
Foreign Government Obligations	—	9,248,522	—	9,248,522
Municipal Bonds	—	17,240,850	—	17,240,850
Total Bonds	392,173,273	3,524,699,741	4,252,354	3,921,125,368

Equity Securities
Preferred Stocks
Financials	37,048,608	2,778,600	—	39,827,208
Total Equity Securities	37,048,608	2,778,600	—	39,827,208

Short-Term Securities
Treasury Note Short-Term	171,579,338	—	—	171,579,338
Total Short-Term Securities	171,579,338	—	—	171,579,338

Other
Senior Loans	—	836,585	—	836,585
Affiliated Money Market Fund(c)	17,701,630	—	—	17,701,630
Investments of Cash Collateral Received for Securities on Loan	—	540,318,021	—	540,318,021
Total Other	17,701,630	541,154,606	—	558,856,236

Investments in Securities	618,502,849	4,068,632,947	4,252,354	4,691,388,150
Derivatives(d)
Assets
Futures Contracts	2,215,277	—	—	2,215,277
Swap Contracts	—	7,828,823	—	7,828,823
Liabilities
Futures Contracts	(10,083,322)	—	—	(10,083,322)
Swap Contracts	—	(1,171,511)	—	(1,171,511)
Total	$610,634,804	$4,075,290,259	$4,252,354	$4,690,177,417

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Bonds and Notes classified as Level 3 securities are valued using the market approach and utilized single market quotations from broker and dealers.

Certain Corporate Bonds and Notes classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of securities and observable yields on securities management deemed comparable. Certain Residential Mortgage-Backed and Asset-Backed securities classified as Level 3 securities are valued using the market approach and utilize a single market quotations from broker dealers.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Corporate	Mortgage-Backed	Asset-Backed
	Bonds &	Securities - Non-	Securities -
	Notes	Agency	Non-Agency	Total
Balance as of December 31, 2010	$1,508,144	$26,338,013	$12,547,813	$40,393,970
Accrued discounts/premiums	(15,192)	(38,216)	9,795	(43,613)
Realized gain (loss)	(1,156)	259,676	(1,777)	256,743
Change in unrealized appreciation (depreciation)*	(25,319)	(20,237)	(105,631)	(151,187)
Sales	(5,308,773)	(25,685,332)	(12,452,226)	(43,446,331)
Purchases	—	—	1,889,664	1,889,664
Transfers into Level 3	5,353,108	—	—	5,353,108
Transfers out of Level 3	—	—	—	—
Balance as of September 30, 2011	$1,510,812	$853,904	$1,887,638	$4,252,354

*Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2011 was $81,282, which is comprised of Corporate Bonds & Notes of $(25,319), Residential Mortgage-Backed Securities - Non-Agency of $108,628 and Asset-Backed Securities - Non-Agency of $(2,027).

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Diversified Equity Income Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.0%
CONSUMER DISCRETIONARY 10.8%
Auto Components 1.0%
Johnson Controls, Inc. (a)	1,003,810	$ 26,470,470
Automobiles 1.9%
Ford Motor Co. (a)(b)	5,403,945	52,256,148
Hotels, Restaurants & Leisure 1.9%
Carnival Corp. (c)	957,642	29,016,553
McDonald’s Corp.	255,038	22,397,437
Total		51,413,990
Household Durables 0.2%
Lennar Corp., Class A (a)	447,544	6,059,746
Media 2.1%
Comcast Corp., Class A	471,029	9,844,506
Regal Entertainment Group, Class A (a)	1,175,115	13,795,850
Time Warner, Inc. (a)	254,100	7,615,377
Viacom, Inc., Class B	301,471	11,678,987
Walt Disney Co. (The) (a)	400,301	12,073,078
Total		55,007,798
Multiline Retail 2.5%
Macy’s, Inc.	784,241	20,641,223
Target Corp. (a)	946,898	46,435,878
Total		67,077,101
Specialty Retail 1.2%
Home Depot, Inc. (a)	992,710	32,630,377
TOTAL CONSUMER DISCRETIONARY		290,915,630
CONSUMER STAPLES 9.6%
Food & Staples Retailing 1.0%
Wal-Mart Stores, Inc. (a)	546,242	28,349,960
Food Products 1.9%
Kellogg Co.	269,686	14,344,598
Kraft Foods, Inc., Class A	631,365	21,201,237
Unilever NV (c)	476,207	14,995,758
Total		50,541,593
Household Products 0.7%
Kimberly-Clark Corp.	269,309	19,123,632

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 6.0%
Altria Group, Inc. (a)	872,798	$ 23,399,715
Lorillard, Inc. (a)	977,403	108,198,512
Philip Morris International, Inc.	481,377	30,028,297
Total		161,626,524
TOTAL CONSUMER STAPLES		259,641,709
ENERGY 13.6%
Energy Equipment & Services 2.9%
Baker Hughes, Inc.	292,410	13,497,646
C&J Energy Services, Inc. (a)(b)	203,230	3,341,101
Halliburton Co. (a)	1,119,430	34,165,003
McDermott International, Inc. (b)(c)	1,276,372	13,733,763
Nabors Industries Ltd. (b)(c)	62,588	767,329
National Oilwell Varco, Inc.	276,763	14,175,801
Total		79,680,643
Oil, Gas & Consumable Fuels 10.7%
Anadarko Petroleum Corp.	445,569	28,093,125
Apache Corp.	584,574	46,906,218
Chevron Corp. (a)	745,730	68,994,940
Enbridge, Inc. (c)	391,047	12,486,131
Exxon Mobil Corp. (a)	987,732	71,738,975
Marathon Petroleum Corp.	201,592	5,455,080
Newfield Exploration Co. (b)	396,903	15,753,080
Occidental Petroleum Corp.	371,647	26,572,760
Total SA, ADR (c)	269,470	11,821,649
Total		287,821,958
TOTAL ENERGY		367,502,601
FINANCIALS 11.9%
Capital Markets 2.0%
Goldman Sachs Group, Inc. (The) (a)	504,767	47,725,720
Morgan Stanley	369,307	4,985,644
Total		52,711,364
Commercial Banks 0.4%
Wells Fargo & Co.	413,969	9,984,932
Diversified Financial Services 4.6%
Bank of America Corp. (a)	8,905,356	54,500,779
Citigroup, Inc.	297,546	7,623,129
JPMorgan Chase & Co.	2,073,344	62,449,121
Total		124,573,029
Insurance 4.8%
ACE Ltd. (c)	412,212	24,980,047

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Endurance Specialty Holdings Ltd. (a)(c)	163,765	$5,592,575
MetLife, Inc.	509,011	14,257,398
PartnerRe Ltd. (c)	64,328	3,362,424
Travelers Companies, Inc. (The)	296,482	14,447,568
XL Group PLC (c)	3,584,965	67,397,342
Total		130,037,354
Real Estate Investment Trusts (REITs) 0.1%
ProLogis, Inc. (a)	168,455	4,085,034
TOTAL FINANCIALS		321,391,713
HEALTH CARE 10.9%
Health Care Providers & Services 1.9%
UnitedHealth Group, Inc.	842,466	38,854,532
WellPoint, Inc.	190,312	12,423,567
Total		51,278,099
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc. (b)	754,201	23,568,781
Thermo Fisher Scientific, Inc. (b)	539,013	27,295,619
Total		50,864,400
Pharmaceuticals 7.1%
Bristol-Myers Squibb Co. (a)	1,526,534	47,902,637
Johnson & Johnson (a)	357,046	22,747,401
Merck & Co., Inc.	1,248,017	40,822,636
Novartis AG, ADR (c)	538,195	30,015,135
Pfizer, Inc.	2,775,356	49,068,294
Total		190,556,103
TOTAL HEALTH CARE		292,698,602
INDUSTRIALS 13.5%
Aerospace & Defense 2.2%
Boeing Co. (The) (a)	460,096	27,840,409
Honeywell International, Inc.	279,767	12,284,569
Lockheed Martin Corp. (a)	259,190	18,827,562
Total		58,952,540
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B (a)	220,132	13,901,336
Airlines 0.7%
Delta Air Lines, Inc. (b)	870,510	6,528,825

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines (continued)
United Continental Holdings, Inc. (a)(b)	687,469	$13,323,149
Total		19,851,974
Electrical Equipment 2.4%
ABB Ltd., ADR (a)(b)(c)	1,312,572	22,418,730
Cooper Industries PLC (c)	669,282	30,867,286
Hubbell, Inc., Class B (a)	211,175	10,461,609
Total		63,747,625
Industrial Conglomerates 3.5%
3M Co. (a)	314,524	22,579,678
General Electric Co. (a)	1,330,130	20,271,181
Siemens AG, ADR (a)(c)	304,516	27,342,492
Tyco International Ltd. (c)	568,207	23,154,435
Total		93,347,786
Machinery 3.6%
Caterpillar, Inc. (a)	310,878	22,955,232
Deere & Co. (a)	150,404	9,711,586
Eaton Corp.	489,973	17,394,041
Illinois Tool Works, Inc. (a)	484,243	20,144,509
PACCAR, Inc. (a)	192,180	6,499,528
Parker Hannifin Corp. (a)	307,157	19,390,821
Total		96,095,717
Road & Rail 0.6%
Union Pacific Corp.	205,736	16,802,459
TOTAL INDUSTRIALS		362,699,437
INFORMATION TECHNOLOGY 12.2%
Communications Equipment 0.6%
Nokia OYJ, ADR (a)(c)	2,912,975	16,487,438
Computers & Peripherals 1.2%
Apple, Inc. (b)	47,457	18,089,659
Western Digital Corp. (b)	522,805	13,446,545
Total		31,536,204
Electronic Equipment, Instruments & Components 0.4%
TE Connectivity Ltd. (c)	374,712	10,544,396
IT Services 4.4%
Accenture PLC, Class A (c)	344,611	18,154,108
International Business Machines Corp. (a)	280,674	49,126,370

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Mastercard, Inc., Class A (a)	165,282	$ 52,420,839
Total		119,701,317
Semiconductors & Semiconductor Equipment 1.8%
Intel Corp. (a)	1,484,146	31,656,834
Microchip Technology, Inc. (a)	561,708	17,474,736
Total		49,131,570
Software 3.8%
Microsoft Corp.	3,180,163	79,154,257
Oracle Corp.	775,192	22,279,018
Total		101,433,275
TOTAL INFORMATION TECHNOLOGY		328,834,200
MATERIALS 3.0%
Chemicals 2.3%
Air Products & Chemicals, Inc.	139,880	10,682,636
Dow Chemical Co. (The) (a)	1,041,614	23,394,650
EI du Pont de Nemours & Co. (a)	482,491	19,285,165
Huntsman Corp.	1,008,439	9,751,605
Total		63,114,056
Metals & Mining 0.7%
Freeport-McMoRan Copper & Gold, Inc.	365,951	11,143,208
Rio Tinto PLC, ADR (a)(c)	160,775	7,086,962
Total		18,230,170
TOTAL MATERIALS		81,344,226
TELECOMMUNICATION SERVICES 6.0%
Diversified Telecommunication Services 5.4%
AT&T, Inc. (a)	2,192,558	62,531,754
CenturyLink, Inc. (a)	794,744	26,321,921
Deutsche Telekom AG, ADR (c)	1,184,757	13,891,276
Frontier Communications Corp. (a)	433,703	2,649,925
Verizon Communications, Inc. (a)	629,023	23,148,047
Windstream Corp. (a)	1,403,198	16,361,289
Total		144,904,212
Wireless Telecommunication Services 0.6%
Vodafone Group PLC, ADR (a)(c)	678,610	17,406,346
TOTAL TELECOMMUNICATION SERVICES		162,310,558

Issuer		Shares	Value

Common Stocks (continued)
UTILITIES 4.5%
Electric Utilities 2.3%
American Electric Power Co., Inc.		453,270	$17,233,326
Entergy Corp.		180,534	11,967,599
FirstEnergy Corp.		313,354	14,072,728
NextEra Energy, Inc. (a)		204,391	11,041,202
PPL Corp. (a)		311,108	8,879,022
Total			63,193,877
Multi-Utilities 2.2%
Dominion Resources, Inc. (a)		485,945	24,671,428
PG&E Corp.		424,430	17,957,633
Sempra Energy		297,872	15,340,408
Total			57,969,469
TOTAL UTILITIES			121,163,346
Total Common Stocks (Cost: $2,526,400,518)			$2,588,502,022

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.1%
Building Materials 0.1%
Cemex SAB de CV Subordinated Notes (c)(d)
03/15/18	3.750%	5,139,000	$2,540,721

Total Convertible Bonds (Cost: $5,139,000)			$2,540,721

		Shares	Value

Money Market Fund 4.3%
Columbia Short-Term Cash Fund, 0.125% (e)(f)		115,980,317	$115,980,317

Total Money Market Fund (Cost: $115,980,317)			$115,980,317

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 23.7%
Asset-Backed Commercial Paper 3.3%
Alpine Securitization
10/12/11	0.200%	9,998,500	$9,998,500
Atlantis One
10/20/11	0.200%	4,999,167	4,999,167
12/21/11	0.350%	9,991,153	9,991,153

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
Cancara Asset Securitisation LLC
10/03/11	0.250%	$4,998,889	$4,998,889
10/25/11	0.270%	4,998,725	4,998,725
Gemini Securitization Corporation (FKA Twin Towers)
10/07/11	0.300%	9,997,583	9,997,583
Regency Markets No. 1 LLC
10/18/11	0.250%	9,997,778	9,997,778
Rhein-Main Securitisation Ltd.
10/11/11	0.550%	4,997,326	4,997,326
10/26/11	0.600%	4,997,000	4,997,000
Rheingold Securitization
10/11/11	0.500%	9,998,472	9,998,472
Royal Park Investments Funding Corp.
10/27/11	0.750%	9,993,750	9,993,750
Scaldis Capital LLC
10/04/11	0.550%	4,999,695	4,999,695
Total			89,968,038
Certificates of Deposit 14.5%
ABM AMRO Bank N.V.
10/12/11	0.310%	9,997,417	9,997,417
Australia and New Zealand Bank Group, Ltd.
12/21/11	0.310%	10,000,000	10,000,000
Bank of America, National Association
10/03/11	0.350%	15,000,000	15,000,000
Bank of Montreal
11/14/11	0.250%	20,000,000	20,000,000
Bank of Nova Scotia
11/28/11	0.300%	5,000,000	5,000,000
Banque et Caisse d’Epargne de l’Etat
10/14/11	0.400%	9,996,668	9,996,668
Clydesdale Bank PLC
10/21/11	0.340%	9,991,319	9,991,319
12/30/11	0.550%	3,994,446	3,994,446
Credit Industrial et Commercial
11/21/11	0.410%	10,000,000	10,000,000
Credit Suisse
10/04/11	0.190%	5,002,104	5,002,104
11/17/11	0.300%	10,000,000	10,000,000
12/09/11	0.320%	5,000,000	5,000,000
Deutsche Bank AG
10/19/11	0.290%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
10/21/11	0.270%	8,000,000	8,000,000
DnB NOR ASA
11/23/11	0.300%	20,000,000	20,000,000
03/01/12	0.450%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/03/11	0.340%	$10,000,000	$10,000,000
10/21/11	0.320%	5,000,000	5,000,000
Lloyds Bank PLC
10/14/11	0.346%	10,000,000	10,000,000
N.V. Bank Nederlandse Gemeenten
11/01/11	0.420%	5,000,000	5,000,000
National Australia Bank
11/18/11	0.255%	10,999,812	10,999,812
National Bank of Canada
10/07/11	0.272%	10,000,000	10,000,000
11/18/11	0.270%	5,000,000	5,000,000
Natixis
10/07/11	0.496%	20,000,000	20,000,000
Nordea Bank AB
12/09/11	0.310%	15,000,000	15,000,000
Pohjola Bank PLC
10/12/11	0.650%	5,000,000	5,000,000
Rabobank
12/15/11	0.330%	5,000,550	5,000,550
01/20/12	0.272%	14,000,000	14,000,000
Royal Bank of Canada
10/14/11	0.210%	10,003,289	10,003,289
Skandinaviska Enskilda Banken AB
10/03/11	0.150%	10,000,000	10,000,000
Skandinaviska Enskilda Banken
10/11/11	0.250%	10,000,000	10,000,000
Standard Chartered Bank PLC
12/29/11	0.550%	9,986,116	9,986,116
01/03/12	0.460%	10,000,157	10,000,157
Svenska Handelsbanken
11/23/11	0.300%	25,000,316	25,000,316
03/01/12	0.460%	4,000,000	4,000,000
Swedbank AB
10/24/11	0.260%	11,000,000	11,000,000
Union Bank of Switzerland
11/14/11	0.261%	5,000,000	5,000,000
11/28/11	0.350%	10,000,000	10,000,000
United Overseas Bank Ltd.
10/28/11	0.270%	15,000,000	15,000,000
Total			391,972,194
Commercial Paper 2.5%
Macquarie Bank Ltd.
02/24/12	0.703%	9,964,417	9,964,417
11/10/11	0.461%	4,988,308	4,988,308
PB Capital Corp.
10/24/11	0.650%	14,991,062	14,991,062

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
Skandinaviska Enskilda Banken AB
10/21/11	0.240%	$9,997,667	$9,997,667
Suncorp Metway Ltd.
11/28/11	0.380%	4,996,358	4,996,358
Svenska Handelsbank
12/20/11	0.325%	2,997,590	2,997,590
The Commonwealth Bank of Australia
11/28/11	0.270%	9,992,950	9,992,950
Westpac Securities NZ Ltd.
03/02/12	0.441%	9,977,756	9,977,756
Total			67,906,108
Other Short-Term Obligations 0.6%
The Goldman Sachs Group, Inc.
10/17/11	0.280%	5,000,000	5,000,000
12/14/11	0.420%	10,000,000	10,000,000
Total			15,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements 2.8%
Citigroup Global Markets, Inc. dated 09/30/11, matures 10/03/11, repurchase price $20,000,150 (g)
	0.090%	$20,000,000	$20,000,000
Goldman Sachs & Co. dated 09/30/11, due 10/03/11, repurchase price 25,000,208 (g)
	0.100%	25,000,000	25,000,000
Natixis Financial Products, Inc. dated 09/30/11, matures 10/03/11, repurchase price $20,000,150 (g)
	0.090%	20,000,000	20,000,000
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $9,019,828 (g)
	0.150%	9,019,715	9,019,715
Total			74,019,715
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $638,866,055)			$638,866,055
Total Investments
(Cost: $3,286,385,890)			$3,345,889,115(h	)
Other Assets & Liabilities, Net			(649,019,032)
Net Assets			$2,696,870,083

Notes to Portfolio of Investments

(a)	At September 30, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $404,062,896 or 14.98% of net assets.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $2,540,721 or 0.09% of net assets.

(e)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(f)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$72,031,834	$537,280,097	$(493,331,614)	$—	$115,980,317	$109,243	$115,980,317

(g)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.090%)
Security Description	Value
Fannie Mae REMICS	$7,905,048
Freddie Mac Reference REMIC	142,790
Freddie Mac REMICS	10,830,994
Government National Mortgage Association	1,521,168
Total Market Value of Collateral Securities	$20,400,000
Goldman Sachs & Co. (0.100%)
Security Description	Value
Government National Mortgage Association	$25,500,000
Total Market Value of Collateral Securities	$25,500,000
Natixis Financial Products, Inc. (0.090%)
Security Description	Value
Fannie Mae Discount Notes	$3,333,167
Federal Farm Credit Bank	2,596,380
Federal Home Loan Bank Discount Notes	3,333,000
Federal Home Loan Banks	5,532,628
Federal Home Loan Mortgage Corp	2,517,978
Federal National Mortgage Association	1,660,403
Ginnie Mae II Pool	109,955
United States Treasury Note/Bond	1,316,683
Total Market Value of Collateral Securities	$20,400,194
RBS Securities, Inc. (0.150%)
Security Description	Value
Freddie Mac Gold Pool	$9,200,149
Total Market Value of Collateral Securities	$9,200,149

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$290,915,630	$—	$—	$290,915,630
Consumer Staples	259,641,709	—	—	259,641,709
Energy	367,502,601	—	—	367,502,601
Financials	321,391,713	—	—	321,391,713
Health Care	292,698,602	—	—	292,698,602
Industrials	362,699,437	—	—	362,699,437
Information Technology	328,834,200	—	—	328,834,200
Materials	81,344,226	—	—	81,344,226
Telecommunication Services	162,310,558	—	—	162,310,558
Utilities	121,163,346	—	—	121,163,346
Total Equity Securities	2,588,502,022	—	—	2,588,502,022

Bonds
Convertible Bonds	—	2,540,721	—	2,540,721
Total Bonds	—	2,540,721	—	2,540,721

Other
Affiliated Money Market Fund(c)	115,980,317	—	—	115,980,317
Investments of Cash Collateral Received for Securities on Loan	—	638,866,055	—	638,866,055
Total Other	115,980,317	638,866,055	—	754,846,372
Total	$2,704,482,339	$641,406,776	$—	$3,345,889,115

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Portfolio of Investments

Columbia Variable Portfolio – Dynamic Equity Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.9%

CONSUMER DISCRETIONARY 11.4%
Auto Components 1.0%
Lear Corp.	261,700	$11,226,930
Diversified Consumer Services 1.1%
Apollo Group, Inc., Class A (a)	60,227	2,385,591
Bridgepoint Education, Inc. (a)(b)	99,900	1,742,256
ITT Educational Services, Inc. (a)(b)	142,200	8,187,876
Total		12,315,723
Media 2.9%
Comcast Corp., Class A	276,800	5,785,120
DIRECTV, Class A (a)	168,900	7,136,025
DISH Network Corp., Class A (a)	466,345	11,686,606
Viacom, Inc., Class B	206,795	8,011,238
Total		32,618,989
Multiline Retail 1.7%
Dillard’s, Inc., Class A (b)	404,101	17,570,312
Dollar Tree, Inc. (a)	32,700	2,456,097
Total		20,026,409
Specialty Retail 4.7%
Aaron’s, Inc. (b)	146,700	3,704,175
Advance Auto Parts, Inc. (b)	49,318	2,865,376
AutoZone, Inc. (a)	50,900	16,246,771
Finish Line, Inc., Class A (The) (b)	121,300	2,424,787
Rent-A-Center, Inc. (b)	594,479	16,318,448
Ross Stores, Inc.	102,952	8,101,293
TJX Companies, Inc.	58,617	3,251,485
Total		52,912,335
TOTAL CONSUMER DISCRETIONARY		129,100,386
CONSUMER STAPLES 9.7%
Beverages 0.2%
Coca-Cola Enterprises, Inc.	70,200	1,746,576
Food & Staples Retailing 3.0%
Kroger Co. (The)	107,400	2,358,504
Wal-Mart Stores, Inc. (b)	563,810	29,261,739
Walgreen Co.	78,689	2,588,081
Total		34,208,324
Food Products 2.4%
Hershey Co. (The)	289,900	17,173,676
Tyson Foods, Inc., Class A	597,600	10,374,336
Total		27,548,012

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 4.1%
Lorillard, Inc. (b)	226,371	$25,059,270
Philip Morris International, Inc.	343,684	21,439,008
Total		46,498,278
TOTAL CONSUMER STAPLES		110,001,190
ENERGY 11.0%
Energy Equipment & Services 1.5%
National Oilwell Varco, Inc.	94,072	4,818,368
Oceaneering International, Inc.	292,200	10,326,348
SEACOR Holdings, Inc.	20,700	1,660,347
Total		16,805,063
Oil, Gas & Consumable Fuels 9.5%
Apache Corp.	198,439	15,922,745
Chevron Corp.	299,114	27,674,027
ConocoPhillips (b)	383,942	24,311,208
Energen Corp.	45,600	1,864,584
Exxon Mobil Corp.	114,616	8,324,560
Marathon Oil Corp.	460,684	9,941,561
Tesoro Corp. (a)(b)	382,800	7,453,116
Valero Energy Corp.	565,522	10,054,981
W&T Offshore, Inc. (b)	104,400	1,436,544
Total		106,983,326
TOTAL ENERGY		123,788,389
FINANCIALS 14.0%
Capital Markets 1.0%
Franklin Resources, Inc.	58,958	5,638,743
T Rowe Price Group, Inc. (b)	52,223	2,494,693
Waddell & Reed Financial, Inc., Class A (b)	112,500	2,813,625
Total		10,947,061
Commercial Banks 0.7%
KeyCorp	1,320,835	7,832,551
Consumer Finance 2.4%
Capital One Financial Corp. (b)	395,700	15,681,591
Discover Financial Services	467,704	10,729,130
Total		26,410,721
Diversified Financial Services 2.8%
Citigroup, Inc.	240,106	6,151,516
JPMorgan Chase & Co.	593,100	17,864,172
NASDAQ OMX Group, Inc. (The) (a)	339,880	7,864,823
Total		31,880,511

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 4.4%
Aflac, Inc.	497,800	$17,398,110
American Equity Investment Life Holding Co. (b)	174,300	1,525,125
Brown & Brown, Inc. (b)	446,200	7,942,360
CNO Financial Group, Inc. (a)(b)	94,345	510,406
Lincoln National Corp.	268,019	4,189,137
Protective Life Corp. (b)	378,500	5,915,955
Reinsurance Group of America, Inc.	274,300	12,604,085
Total		50,085,178
Real Estate Investment Trusts (REITs) 2.7%
American Capital Agency Corp.	39,700	1,075,870
Anworth Mortgage Asset Corp.	67,000	455,600
Apartment Investment & Management Co., Class A	377,500	8,350,300
CBL & Associates Properties, Inc. (b)	207,019	2,351,736
Hospitality Properties Trust	28,000	594,440
MFA Financial, Inc. (b)	170,679	1,198,167
Public Storage	60,500	6,736,675
Simon Property Group, Inc. (b)	82,622	9,086,767
Two Harbors Investment Corp.	104,300	920,969
Total		30,770,524
TOTAL FINANCIALS		157,926,546
HEALTH CARE 12.3%
Biotechnology 2.7%
Biogen Idec, Inc. (a)(b)	179,836	16,751,723
Gilead Sciences, Inc. (a)	363,500	14,103,800
Total		30,855,523
Health Care Equipment & Supplies 0.9%
Baxter International, Inc. (b)	173,155	9,720,922
Health Care Providers & Services 3.0%
Humana, Inc.	112,470	8,179,943
UnitedHealth Group, Inc.	487,127	22,466,297
WellCare Health Plans, Inc. (a)	92,500	3,513,150
Total		34,159,390
Pharmaceuticals 5.7%
Bristol-Myers Squibb Co. (b)	182,234	5,718,503
Eli Lilly & Co.	685,112	25,328,591
Forest Laboratories, Inc. (a)	128,182	3,946,724
Johnson & Johnson (b)	124,160	7,910,233
Pfizer, Inc.	1,100,000	19,448,000

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Warner Chilcott PLC, Class A (a)(b)(c)	151,400	$2,165,020
Total		64,517,071
TOTAL HEALTH CARE		139,252,906
INDUSTRIALS 10.7%
Aerospace & Defense 3.0%
General Dynamics Corp.	110,901	6,309,158
Lockheed Martin Corp. (b)	102,652	7,456,641
Raytheon Co.	231,278	9,452,332
United Technologies Corp.	150,462	10,586,506
Total		33,804,637
Air Freight & Logistics 0.3%
United Parcel Service, Inc., Class B	47,800	3,018,570
Airlines 0.1%
Skywest, Inc. (b)	69,100	795,341
Commercial Services & Supplies 2.7%
Deluxe Corp. (b)	112,400	2,090,640
Pitney Bowes, Inc. (b)	597,339	11,229,973
RR Donnelley & Sons Co. (b)	1,244,374	17,570,561
Total		30,891,174
Construction & Engineering 0.2%
KBR, Inc.	77,683	1,835,649
Electrical Equipment 0.1%
Emerson Electric Co.	41,045	1,695,569
Industrial Conglomerates 2.3%
General Electric Co.	1,027,736	15,662,697
Tyco International Ltd. (c)	243,400	9,918,550
Total		25,581,247
Machinery 0.6%
Illinois Tool Works, Inc. (b)	31,469	1,309,111
Sauer-Danfoss, Inc. (a)	25,400	734,060
Toro Co. (The) (b)	100,600	4,956,562
Total		6,999,733
Professional Services 1.4%
Dun & Bradstreet Corp. (The)	261,700	16,031,742
TOTAL INDUSTRIALS		120,653,662

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 18.8%
Computers & Peripherals 4.9%
Apple, Inc. (a)(d)	142,474	$54,308,240
Dell, Inc. (a)(b)	102,394	1,448,875
Total		55,757,115
Electronic Equipment, Instruments & Components 1.1%
Vishay Intertechnology, Inc. (a)(b)	1,440,055	12,038,860
IT Services 4.4%
International Business Machines Corp. (b)	248,009	43,409,015
Lender Processing Services, Inc. (b)	107,500	1,471,675
Teradata Corp. (a)(b)	83,100	4,448,343
Total		49,329,033
Semiconductors & Semiconductor Equipment 5.0%
Atmel Corp. (a)	903,600	7,292,052
GT Advanced Technologies, Inc. (a)(b)	1,039,600	7,297,992
Intel Corp. (b)	1,164,900	24,847,317
Novellus Systems, Inc. (a)(b)	79,300	2,161,718
Teradyne, Inc. (a)(b)	91,000	1,001,910
Texas Instruments, Inc. (b)	518,800	13,826,020
Total		56,427,009
Software 3.4%
Microsoft Corp.	1,544,769	38,449,300
TOTAL INFORMATION TECHNOLOGY		212,001,317
MATERIALS 3.5%
Chemicals 1.2%
Eastman Chemical Co.	108,224	7,416,591
LyondellBasell Industries NV, Class A (c)	240,800	5,882,744
Total		13,299,335
Metals & Mining 0.8%
Freeport-McMoRan Copper & Gold, Inc.	310,372	9,450,827
Paper & Forest Products 1.5%
Buckeye Technologies, Inc. (b)	111,200	2,681,032
Domtar Corp. (b)	211,218	14,398,731
Total		17,079,763
TOTAL MATERIALS		39,829,925

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 3.3%
AT&T, Inc.	563,121	$16,060,211
Verizon Communications, Inc. (b)	591,110	21,752,848
Total		37,813,059
TOTAL TELECOMMUNICATION SERVICES		37,813,059
UTILITIES 4.2%
Electric Utilities 2.4%
DPL, Inc.	47,600	1,434,664
El Paso Electric Co. (b)	69,900	2,243,091
Entergy Corp.	58,300	3,864,707
Exelon Corp. (b)	442,976	18,875,207
Total		26,417,669
Independent Power Producers & Energy Traders 1.4%
AES Corp. (The) (a)	1,627,500	15,884,400
Multi-Utilities 0.4%
OGE Energy Corp.	102,600	4,903,254
TOTAL UTILITIES		47,205,323
Total Common Stocks (Cost: $1,099,543,180)		$1,117,572,703

	Shares	Value

Money Market Fund 1.3%
Columbia Short-Term Cash Fund, 0.125% (e)(f)	15,036,223	$15,036,223

Total Money Market Fund (Cost: $15,036,223)		$15,036,223

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 24.7%
Asset-Backed Commercial Paper 3.9%
Alpine Securitization
10/14/11	0.190%	1,999,746	$1,999,746
Atlantis One
10/20/11	0.200%	1,999,667	1,999,667
12/21/11	0.350%	9,991,153	9,991,153
Cancara Asset Securitisation LLC
10/25/11	0.270%	4,998,725	4,998,725

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
Regency Markets No. 1 LLC
10/18/11	0.250%	$2,999,333	$2,999,333
Rhein-Main Securitisation Ltd.
10/26/11	0.600%	4,997,000	4,997,000
Royal Park Investments Funding Corp.
10/17/11	0.700%	6,996,189	6,996,189
Scaldis Capital LLC
10/04/11	0.550%	9,999,389	9,999,389
Total			43,981,202

Certificates of Deposit 14.5%
ABM AMRO Bank N.V.
10/12/11	0.310%	2,999,225	2,999,225
Bank of America, National Association
10/03/11	0.350%	5,000,000	5,000,000
Bank of Montreal
11/14/11	0.250%	5,000,000	5,000,000
Bank of Nova Scotia
11/28/11	0.300%	4,000,000	4,000,000
Banque et Caisse d’Epargne de l’Etat
10/14/11	0.400%	2,999,000	2,999,000
Branch Banking & Trust Corporation
01/09/12	0.350%	10,000,000	10,000,000
Clydesdale Bank PLC
10/21/11	0.340%	4,995,660	4,995,660
12/30/11	0.550%	1,997,223	1,997,223
Commerzbank AG
10/06/11	0.370%	6,000,000	6,000,000
Credit Industrial et Commercial
11/21/11	0.410%	10,000,000	10,000,000
Credit Suisse
10/25/11	0.285%	6,000,000	6,000,000
12/09/11	0.320%	4,000,000	4,000,000
Deutsche Bank AG
10/19/11	0.290%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
10/21/11	0.270%	6,000,000	6,000,000
DnB NOR ASA
03/01/12	0.450%	7,000,000	7,000,000
Lloyds Bank PLC
10/14/11	0.346%	8,000,000	8,000,000
National Australia Bank
11/18/11	0.256%	5,499,906	5,499,906
National Bank of Canada
10/07/11	0.272%	6,000,000	6,000,000
11/18/11	0.270%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Pohjola Bank PLC
10/12/11	0.650%	$4,000,000	$4,000,000
Rabobank
01/20/12	0.272%	7,000,000	7,000,000
Royal Bank of Canada
10/14/11	0.210%	5,001,645	5,001,645
Skandinaviska Enskilda Banken AB
10/03/11	0.150%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
10/11/11	0.250%	7,000,000	7,000,000
Standard Chartered Bank PLC
01/03/12	0.460%	10,000,157	10,000,157
Svenska Handelsbanken
11/23/11	0.300%	5,000,063	5,000,063
03/01/12	0.460%	5,000,000	5,000,000
Union Bank of Switzerland
11/28/11	0.350%	5,000,000	5,000,000
Total			163,492,879

Commercial Paper 2.2%

Suncorp Metway Ltd.
11/28/11	0.380%	4,996,358	4,996,358
The Commonwealth Bank of Australia
11/28/11	0.270%	9,992,950	9,992,950
Westpac Securities NZ Ltd.
03/02/12	0.441%	9,977,756	9,977,756
Total			24,967,064

Other Short-Term Obligations 0.4%

The Goldman Sachs Group, Inc.
10/17/11	0.280%	5,000,000	5,000,000

Repurchase Agreements 3.7%
Citigroup Global Markets, Inc.
dated 09/30/11, matures 10/03/11,
repurchase price $5,000,038 (g)
	0.090%	5,000,000	5,000,000
MF Global Holdings Ltd.
dated 09/30/11, matures 10/03/11,
repurchase price $15,000,275 (g)
	0.220%	15,000,000	15,000,000
Natixis Financial Products, Inc.
dated 09/30/11, matures 10/03/11,
repurchase price $10,000,075 (g)
	0.090%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $11,941,932 (g)
	0.150%	$11,941,783	$11,941,783
Total			41,941,783
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $279,382,928)			$279,382,928
Total Investments
(Cost: $1,393,962,331)			$1,411,991,854(h)
Other Assets & Liabilities, Net			(281,277,738)
Net Assets			$1,130,714,116

Investment in Derivatives

Futures Contracts Outstanding at September 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
S&P 500 Index	52	$14,638,000	Dec. 2011	$—	$(367,207)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At September 30, 2011, security was partially or fully on loan.
(c)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $17,966,314 or 1.59% of net assets.
(d)

At September 30, 2011, investments in securities included securities valued at $2,783,636 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(f)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$9,630,191	$151,526,858	$(146,120,826)	$—	$15,036,223	$5,314	$15,036,223

(g)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$1,976,262
Freddie Mac Reference REMIC	35,698
Freddie Mac REMICS	2,707,748
Government National Mortgage Association	380,292
Total Market Value of Collateral Securities	$5,100,000

MF Global Holdings Ltd. (0.220%)

Security Description	Value
Fannie Mae REMICS	$860,524
Federal Farm Credit Bank	15,752
Federal Home Loan Banks	362,537
Federal Home Loan Mortgage Corp	476,407
Federal National Mortgage Association	746,409
Freddie Mac Gold Pool	17,344
Freddie Mac REMICS	1,302,367
Ginnie Mae I Pool	1,929,828
Ginnie Mae II Pool	1,152,985
Government National Mortgage Association	3,797,754
United States Treasury Note/Bond	4,638,247
Total Market Value of Collateral Securities	$15,300,154

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Fannie Mae Discount Notes	$1,666,583
Federal Farm Credit Bank	1,298,190
Federal Home Loan Bank Discount Notes	1,666,500
Federal Home Loan Banks	2,766,314
Federal Home Loan Mortgage Corp	1,258,989
Federal National Mortgage Association	830,202
Ginnie Mae II Pool	54,978
United States Treasury Note/Bond	658,341
Total Market Value of Collateral Securities	$10,200,097

RBS Securities, Inc. (0.150%)

Security Description	Value
Freddie Mac Gold Pool	$12,180,672
Total Market Value of Collateral Securities	12,180,672

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$129,100,386	$—	$—	$129,100,386
Consumer Staples	110,001,190	—	—	110,001,190
Energy	123,788,389	—	—	123,788,389
Financials	157,926,546	—	—	157,926,546
Health Care	139,252,906	—	—	139,252,906
Industrials	120,653,662	—	—	120,653,662
Information Technology	212,001,317	—	—	212,001,317
Materials	39,829,925	—	—	39,829,925
Telecommunication Services	37,813,059	—	—	37,813,059
Utilities	47,205,323	—	—	47,205,323
Total Equity Securities	1,117,572,703	—	—	1,117,572,703

Other
Affiliated Money Market Fund(c)	15,036,223	—	—	15,036,223
Investments of Cash Collateral Received for Securities on Loan	—	279,382,928	—	279,382,928
Total Other	15,036,223	279,382,928	—	294,419,151

Investments in Securities	1,132,608,926	279,382,928	—	1,411,991,854
Derivatives(d)
Liabilities
Futures Contracts	(367,207)	—	—	(367,207)
Total	$1,132,241,719	$279,382,928	$—	$1,411,624,647

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Emerging Markets Opportunity Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 93.3%
BRAZIL 10.8%
Banco Bradesco SA, ADR (a)	481,701	$7,124,358
BM&FBovespa SA (a)	726,300	3,349,034
BRF - Brasil Foods SA (a)	530,500	9,107,587
BRF - Brasil Foods SA, ADR (a)	46,812	820,614
Cia de Bebidas das Americas, ADR (a)	352,454	10,802,715
Cia Hering (a)	301,900	5,033,674
Itaú Unibanco Holding SA, ADR (a)	294,528	4,571,074
Lojas Renner SA (a)	86,900	2,328,425
MRV Engenharia e Participacoes SA (a)	553,500	2,820,120
Petroleo Brasileiro SA, ADR (a)	336,253	7,548,880
Tim Participacoes SA, ADR (a)	317,494	7,480,159
Totvs SA (a)	314,700	5,280,566
Vale SA, ADR (a)	939,446	21,419,369
Total		87,686,575
CHILE 1.5%
Cencosud SA (a)	1,307,902	7,117,514
ENTEL Chile SA (a)	271,817	5,223,604
Total		12,341,118
CHINA 10.2%
AAC Technologies Holdings, Inc. (a)	1,006,000	2,157,222
Agile Property Holdings Ltd. (a)(b)	4,268,000	2,768,706
Agricultural Bank of China Ltd., Class H (a)(b)	24,931,000	8,140,416
Baidu, Inc., ADR (a)(c)	62,690	6,702,188
China Construction Bank Corp., Class H (a)	12,815,460	7,751,250
CNOOC Ltd. (a)	1,057,000	1,699,545
Dongfeng Motor Group Co., Ltd., Class H (a)(b)	6,224,000	8,437,821
ENN Energy Holdings Ltd. (a)	1,746,000	5,648,110
Golden Eagle Retail Group Ltd. (a)(b)	3,778,000	7,700,797
Harbin Electric Co., Ltd., Class H (a)	2,752,000	2,242,399
New Oriental Education & Technology Group, ADR (a)(c)	267,600	6,146,772
PetroChina Co., Ltd., Class H (a)	9,726,000	11,781,071
Ping An Insurance Group Co., Class H (a)(b)	1,192,000	6,664,840
Tencent Holdings Ltd. (a)	201,000	4,169,164
Yanzhou Coal Mining Co., Ltd., Class H (a)(b)	550,000	1,170,296
Total		83,180,597
CZECH REPUBLIC 0.9%
Telefonica Czech Republic AS (a)	342,118	7,278,830

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG 5.9%
Belle International Holdings Ltd. (a)	5,959,000	$10,273,276
Brilliance China Automotive Holdings Ltd. (a)(b)(c)	2,814,000	2,181,786
China Mobile Ltd. (a)	1,501,500	14,677,614
China Mobile Ltd., ADR (a)	33,539	1,633,685
China Unicom Hong Kong Ltd. (a)(b)	5,460,000	11,100,807
China Unicom Hong Kong Ltd., ADR (a)	255,754	5,217,381
CNOOC Ltd., ADR (a)	17,062	2,735,039
Total		47,819,588
INDIA 7.6%
ICICI Bank Ltd. (a)	579,627	10,224,376
Infosys Ltd. (a)	227,588	11,695,353
Infosys Ltd., ADR (a)	52,232	2,667,488
ITC Ltd. (a)	1,408,410	5,673,550
Jain Irrigation Systems Ltd. (a)	877,371	2,717,270
Larsen & Toubro Ltd. (a)	325,787	8,978,725
Maruti Suzuki India Ltd. (a)	338,527	7,460,090
Reliance Industries Ltd. (a)	340,111	5,580,124
State Bank of India (a)	189,496	7,349,771
Total		62,346,747
INDONESIA 3.2%
PT Astra International Tbk (a)	855,000	6,111,962
PT Bank Mandiri Tbk (a)	10,499,060	7,422,743
PT Bank Rakyat Indonesia Persero Tbk (a)	8,829,500	5,781,284
PT Semen Gresik Persero Tbk (a)	7,082,000	6,628,421
Total		25,944,410
MALAYSIA 2.8%
Axiata Group Bhd (a)	1,921,450	2,748,162
Genting Bhd (a)	3,019,800	8,540,482
Telekom Malaysia Bhd (a)	9,130,700	11,655,146
Total		22,943,790
MEXICO 3.7%
Fomento Economico Mexicano SAB de CV, ADR (a)	206,256	13,369,514
Grupo Financiero Banorte SAB de CV, Class O (a) (b)	2,275,500	6,725,535
Wal-Mart de Mexico SAB de CV, Class V (a)	4,438,200	10,176,679
Total		30,271,728

Issuer	Shares	Value

Common Stocks (continued)
PERU 1.8%
Cia de Minas Buenaventura SA, ADR (a)	239,533	$9,039,975
Credicorp Ltd. (a)	64,484	5,945,425
Total		14,985,400
PHILIPPINES 1.0%
Ayala Corp. (a)	1,176,516	7,762,422
RUSSIAN FEDERATION 4.6%
Lukoil OAO, ADR (a)	132,235	6,617,701
NovaTek OAO, GDR (a)(d)	112,937	12,966,125
Rosneft Oil Co. (a)	1,055,993	6,134,940
Sberbank of Russia (a)	1,002,988	2,169,906
Severstal OAO (a)	151,637	1,601,657
Uralkali (a)	1,155,050	7,999,508
Total		37,489,837
SOUTH AFRICA 9.1%
AngloGold Ashanti Ltd., ADR (a)	102,511	4,239,855
Harmony Gold Mining Co., Ltd., ADR (a)	762,448	8,943,515
Kumba Iron Ore Ltd. (a)(b)	110,332	5,793,024
Life Healthcare Group Holdings Ltd. (a)	4,737,317	11,314,321
MTN Group Ltd. (a)	522,916	8,542,714
Naspers Ltd., Class N (a)	189,899	8,200,831
Sasol Ltd. (a)	364,996	14,969,070
Sasol Ltd., ADR (a)	29,735	1,207,241
Shoprite Holdings Ltd. (a)	800,043	11,202,912
Total		74,413,483
SOUTH KOREA 13.6%
Hana Financial Group, Inc. (a)	187,970	5,465,510
Hyundai Department Store Co., Ltd. (a)	79,124	11,070,606
Hyundai Heavy Industries Co., Ltd. (a)	28,088	6,521,153
Hyundai Mobis (a)	55,098	15,605,761
Hyundai Motor Co. (a)	53,399	9,335,097
Hyundai Steel Co. (a)	63,027	4,588,020
LG Chem Ltd. (a)	30,748	8,150,194
Samsung Electronics Co., Ltd. (a)	41,560	29,019,538
Samsung Engineering Co., Ltd. (a)	65,985	12,739,525
Shinhan Financial Group Co., Ltd. (a)	244,759	8,533,920
Total		111,029,324
TAIWAN 9.7%
Advanced Semiconductor Engineering, Inc. (a)	9,669,000	8,243,970

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN (CONTINUED)
Chinatrust Financial Holding Co., Ltd. (a)	14,738,452	$8,627,163
Formosa Plastics Corp. (a)	3,297,000	8,691,403
Hon Hai Precision Industry Co., Ltd. (a)	2,269,246	5,056,846
HTC Corp. (a)	191,100	4,195,961
MediaTek, Inc. (a)	538,000	5,850,025
President Chain Store Corp. (a)	951,000	5,355,907
Taiwan Cement Corp. (a)	4,967,000	5,269,028
Taiwan Semiconductor Manufacturing Co., Ltd. (a)	5,033,838	11,329,971
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (a)	1,457,701	16,661,522
Total		79,281,796
THAILAND 2.6%
Bangkok Bank PCL, NVDR (a)	1,397,532	6,295,927
Banpu PCL, Foreign Registered Shares (a)	223,150	3,738,414
PTT Aromatics & Refining PCL, Foreign Registered Shares (a)	4,902,000	3,844,255
Siam Commercial Bank PCL, Foreign Registered Shares (a)	2,130,200	7,205,274
Total		21,083,870
TURKEY 4.3%
BIM Birlesik Magazalar AS (a)	238,333	6,560,808
Tupras Turkiye Petrol Rafine (a)	290,950	5,965,609
Turk Telekomunikasyon AS (a)	948,252	4,071,810
Turkiye Garanti Bankasi AS (a)	636,804	2,464,306
Turkiye Halk Bankasi AS (a)	928,453	6,626,263
Turkiye Is Bankasi, Class C (a)	3,501,033	8,993,659
Total		34,682,455
Total Common Stocks (Cost: $849,929,153)		$760,541,970

Preferred Stocks 2.2%
BRAZIL 1.9%
Cia Energetica Minas Gerais (a)	606,100	$8,848,528
Itaú Unibanco Holding SA (a)	300,400	4,641,202
Petroleo Brasileiro SA (a)	249,300	2,532,445
Total		16,022,175
RUSSIAN FEDERATION 0.3%
Mechel (a)	294,683	2,297,043
Total Preferred Stocks (Cost: $26,429,908)		$18,319,218

	Shares	Value

Money Market Fund 3.9%
Columbia Short-Term Cash Fund, 0.125% (e)(f)	31,651,417	$31,651,417
Total Money Market Fund (Cost: $31,651,417)		$31,651,417

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 4.0%
Certificates of Deposit 0.5%
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	499,520	$499,520
Branch Banking & Trust Corporation
10/11/11	0.200%	1,000,000	1,000,000
Credit Suisse
12/09/11	0.320%	1,000,000	1,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
10/11/11	0.340%	750,000	750,000
Swedbank AB
10/24/11	0.260%	1,000,000	1,000,000
Total			4,249,520

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements 3.5%

	Citibank NA dated 09/30/11, matures 10/03/11, repurchase price $5,000,050 (g)
	0.120%	$5,000,000	$5,000,000
	Mizuho Securities USA, Inc. dated 09/30/11, matures 10/03/11, repurchase price $5,000,067 (g)
	0.160%	5,000,000	5,000,000
	Natixis Financial Products, Inc. (g)
	dated 09/30/11, matures 10/03/11,
repurchase price $2,000,015
	0.090%	2,000,000	2,000,000
repurchase price $5,000,038
	0.090%	5,000,000	5,000,000
	Pershing LLC dated 09/30/11, matures 10/03/11, repurchase price $4,000,060 (g)
	0.180%	4,000,000	4,000,000
	RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $7,049,385 (g)
	0.150%	7,049,297	7,049,297
Total			28,049,297

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $32,298,817)	$32,298,817
Total Investments
(Cost: $940,309,295) (h)	$842,811,422(i)
Other Assets & Liabilities, Net	(27,420,203)
Net Assets	$815,391,219

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at September 30, 2011:

Industry	Percentage of Net Assets	Value
Auto Components	1.9%	$15,605,761
Automobiles	4.1	33,526,757
Beverages	3.0	24,172,229
Chemicals	3.0	24,841,104
Commercial Banks	16.2	132,059,364
Communications Equipment	0.8	6,353,183
Construction & Engineering	2.7	21,718,249
Construction Materials	1.5	11,897,449
Diversified Consumer Services	0.8	6,146,772
Diversified Financial Services	1.4	11,111,456
Diversified Telecommunication Services	4.8	39,323,974
Electrical Equipment	0.3	2,242,399
Electric Utilities	1.1	8,848,528
Electronic Equipment, Instruments & Components	0.6	5,056,846
Food & Staples Retailing	5.0	40,413,820
Food Products	1.2	9,928,201
Gas Utilities	0.7	5,648,110
Health Care Providers & Services	1.4	11,314,321
Hotels, Restaurants & Leisure	1.0	8,540,482
Household Durables	0.3	2,820,120
Insurance	0.8	6,664,840
Internet Software & Services	1.3	10,871,352
IT Services	1.8	14,362,842
Machinery	1.1	9,238,422
Media	1.0	8,200,831
Metals & Mining	7.1	57,922,458
Multiline Retail	2.6	21,099,828
Oil, Gas & Consumable Fuels	10.9	88,490,754
Real Estate Management & Development	0.3	2,768,706
Semiconductors & Semiconductor Equipment	8.7	71,105,026
Software	0.6	5,280,566
Specialty Retail	1.9	15,306,950
Tobacco	0.7	5,673,550
Wireless Telecommunication Services	4.9	40,305,938
Other(1)	7.8	63,950,234
Total		$842,811,422

(1) Cash & Cash Equivalents.

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at September 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Citibank	Oct. 3, 2011	505,250	4,017,000	$—	$(7,757)
		(USD)	(ZAR)
Citibank	Oct. 4, 2011	1,785,344	14,028,000	—	(48,023)
		(USD)	(ZAR)
Royal Bank of Scotland	Oct. 5, 2011	1,650,940	12,996,000	—	(41,673)
		(USD)	(ZAR)
Citibank	Oct. 6, 2011	571,229	4,593,000	—	(2,401)
		(USD)	(ZAR)
Total				$—	$(99,854)

Notes to Portfolio of Investments

(a)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $778,861,188 or 95.52% of net assets.
(b)	At September 30, 2011, security was partially or fully on loan.
(c)	Non-income producing.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $12,966,125 or 1.59% of net assets.

(e)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(f)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$10,923,710	$312,016,477	$(291,288,770)	$—	$31,651,417	$2,295	$31,651,417

(g)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.120%)

Security Description	Value
Fannie Mae Pool	$2,228,972
Freddie Mac Gold Pool	2,871,028
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value
Fannie Mae Grantor Trust	$49,182
Fannie Mae Pool	1,623,356
Fannie Mae REMICS	1,056,619
Fannie Mae Whole Loan	8,724
Federal Home Loan Bank of Chicago	10,376
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	54,653
Freddie Mac Gold Pool	897,056
Freddie Mac REMICS	1,378,851
Ginnie Mae II Pool	21,183
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Fannie Mae Discount Notes	$333,317
Federal Farm Credit Bank	259,638
Federal Home Loan Bank Discount Notes	333,299
Federal Home Loan Banks	553,263
Federal Home Loan Mortgage Corp	251,799
Federal National Mortgage Association	166,040
Ginnie Mae II Pool	10,996
United States Treasury Note/Bond	131,668
Total Market Value of Collateral Securities	$2,040,020

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Fannie Mae Interest Strip	$1,339,350
Fannie Mae Pool	2,661,525
Fannie Mae REMICS	2,187
Freddie Mac Gold Pool	779,032
Freddie Mac Non Gold Pool	35,682
Freddie Mac REMICS	20,332
Freddie Mac Strips	164,852
Government National Mortgage Association	97,078
Total Market Value of Collateral Securities	$5,100,038

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$1,112,533
Fannie Mae REMICS	705,982
Fannie Mae Whole Loan	7,951
Fannie Mae-Aces	15,471
Freddie Mac REMICS	1,316,199
Ginnie Mae I Pool	635,778
Government National Mortgage Association	286,086
Total Market Value of Collateral Securities	$4,080,000

RBS Securities, Inc. (0.150%)

Security Description	Value
Freddie Mac Gold Pool	$7,190,314
Total Market Value of Collateral Securities	$7,190,314

(h)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $940,309,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$35,856,000
Unrealized Depreciation	(133,354,000)
Net Unrealized Depreciation	$(97,498,000)

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt

Currency Legend
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated June 30, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$16,328,991	$94,918,510	$—	$111,247,501
Consumer Staples	44,277,109	35,910,691	—	80,187,800
Energy	18,108,860	67,849,449	—	85,958,309
Financials	27,715,426	120,247,738	—	147,963,164
Health Care	—	11,314,321	—	11,314,321
Industrials	—	33,199,070	—	33,199,070
Information Technology	31,311,765	81,718,050	—	113,029,815
Materials	43,642,714	48,721,254	—	92,363,968
Telecommunication Services	14,331,225	65,298,687	—	79,629,912
Utilities	—	5,648,110	—	5,648,110
Preferred Stocks
Energy	2,532,445	—	—	2,532,445
Financials	4,641,202	—	—	4,641,202
Materials	—	2,297,043	—	2,297,043
Utilities	8,848,528	—	—	8,848,528
Total Equity Securities	211,738,265	567,122,923	—	778,861,188

Other
Affiliated Money Market Fund(c)	31,651,417	—	—	31,651,417
Investments of Cash Collateral Received for Securities on Loan	—	32,298,817	—	32,298,817
Total Other	31,651,417	32,298,817	—	63,950,234

Investments in Securities	243,389,682	599,421,740	—	842,811,422
Derivatives(d)
Liabilities
Forward Foreign Currency Exchange Contracts	—	(99,854)	—	(99,854)
Total	$243,389,682	$599,321,886	$—	$842,711,568

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determinedthrough reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securitiesfor which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statisticalpricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Global Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 30.9%

AUSTRALIA 0.8%

Australia & New Zealand Banking Group Ltd. (b)
11/08/11	6.500%	AUD	$1,680,000	$1,627,752
FMG Resources August 2006 Proprietary Ltd. (b)(c)
11/01/15	7.000%		797,000	753,165
02/01/16	6.375%		303,000	272,700
FMG Resources August 2006 Proprietary Ltd. (b)(c)(d)
02/01/18	6.875%		72,000	63,360
Telstra Corp., Ltd. Senior Unsecured (b)
04/01/12	6.375%		1,050,000	1,076,233
Westpac Banking Corp. Senior Unsecured (b)
09/24/12	7.250%	AUD	1,700,000	1,684,097
Woodside Finance Ltd. (b)(c)
11/10/14	4.500%		3,535,000	3,754,077
05/10/21	4.600%		3,140,000	3,243,771
Total				12,475,155

BELGIUM 0.2%

Fortis Bank SA/NV Senior Unsecured (b)
05/30/14	4.500%	EUR	1,910,000	2,660,481

BERMUDA 0.1%

Bacardi Ltd. (b)(c)
04/01/14	7.450%		810,000	923,712

CANADA 2.5%

Bank of Nova Scotia (b)(c)
08/03/16	2.150%		8,805,000	8,955,803
Bank of Nova Scotia (b)(c)(d)
10/29/15	1.650%		4,290,000	4,344,284
Cascades, Inc. (b)
12/15/17	7.750%		1,275,000	1,211,250
Encana Corp. Senior Unsecured (b)
11/01/11	6.300%		95,000	95,413
MEG Energy Corp. (b)(c)
03/15/21	6.500%		480,000	459,600
Novelis, Inc. (b)
12/15/20	8.750%		545,000	534,100
Petro-Canada Senior Unsecured (b)
05/15/18	6.050%		3,555,000	4,129,445
Rogers Communications, Inc. (b)
08/15/18	6.800%		4,430,000	5,358,725
Royal Bank of Canada Senior Unsecured (b)
01/18/13	3.250%	EUR	2,235,000	3,047,401

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

CANADA (CONTINUED)

Suncor Energy, Inc. Senior Unsecured (b)
06/01/18	6.100%		$1,170,000	$1,364,413
Thomson Reuters Corp. (b)
07/15/18	6.500%		950,000	1,127,005
Toronto-Dominion Bank (The) (b)
Senior Unsecured
05/14/15	5.375%	EUR	2,100,000	3,130,838
Toronto-Dominion Bank (The) (b)(c)(d)
09/14/16	1.625%		6,886,000	6,862,243
Total				40,620,520

FRANCE 1.2%

BNP Paribas Home Loan SFH (b)(c)
11/02/15	2.200%		3,815,000	3,706,170
BNP Paribas Subordinated Notes (b)
12/17/12	5.250%	EUR	1,965,000	2,659,753
Cie de Financement Foncier (b)(c)
09/16/15	2.500%		3,900,000	3,834,464
Credit Agricole SA Senior Unsecured (b)
06/24/13	6.000%	EUR	1,950,000	2,721,903
France Telecom SA Senior Unsecured (b)
02/21/17	4.750%	EUR	3,435,000	4,981,249
Veolia Environnement SA Senior Unsecured (b)
01/16/17	4.375%	EUR	1,050,000	1,469,272
Total				19,372,811

GERMANY 0.2%

E.ON International Finance BV (b)
05/29/12	6.375%	GBP	945,000	1,516,963
10/02/17	5.500%	EUR	1,040,000	1,574,407
Total				3,091,370

IRELAND 0.1%

Ardagh Packaging Finance PLC Senior Secured (b)(c)
10/15/17	7.375%		807,000	770,685

ITALY 0.1%

Intesa Sanpaolo SpA Senior Unsecured (b)
12/19/13	5.375%	EUR	1,200,000	1,599,936

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

JAPAN 0.1%
Bayer Holding Ltd. (b)
06/28/12	1.955%	JPY	$130,000,000	$1,696,002

LUXEMBOURG 0.4%

ArcelorMittal Senior Unsecured (b)(d)
03/01/21	5.500%		5,535,000	4,959,637
Calcipar SA Senior Secured (b)(c)
05/01/18	6.875%		602,000	520,730
Intelsat Jackson Holdings SA (b)(c)
04/01/19	7.250%		150,000	139,125
10/15/20	7.250%		680,000	629,000
Telecom Italia Capital SA (b)
07/18/36	7.200%		110,000	100,555
Wind Acquisition Finance SA (b)(c)
Secured
07/15/17	11.750%		22,000	18,700
Senior Secured
02/15/18	7.250%		547,000	464,950
Total				6,832,697

NETHERLANDS 1.4%

Allianz Finance II BV (b)
11/23/16	4.000%	EUR	750,000	1,038,652
BMW Finance NV (b)
09/19/13	8.875%	EUR	1,950,000	2,941,524
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (b)
Senior Unsecured
04/04/12	4.125%	EUR	2,290,000	3,104,273
07/03/14	6.750%	AUD	2,300,000	2,310,359
Deutsche Telekom International Finance BV (b)
09/26/12	7.125%	GBP	2,272,000	3,716,386
01/19/15	4.000%	EUR	3,755,000	5,197,752
ING Groep NV Senior Unsecured (b)
05/31/17	4.750%	EUR	3,125,000	4,243,930
Total				22,552,876

NEW ZEALAND 0.2%

ANZ National International Ltd. Senior Unsecured (b)(c)
08/10/15	3.125%		3,730,000	3,793,736

SPAIN 0.4%

Santander U.S. Debt SA Unipersonal Bank Guaranteed (b)(c)(d)
10/07/15	3.781%		900,000	824,805
Telefonica Emisiones SAU (b)
01/15/15	4.949%		3,940,000	3,887,180

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

SPAIN (CONTINUED)

02/02/16	4.375%	EUR	$1,850,000	$2,438,261
Total				7,150,246

SUPRA-NATIONAL 0.1%

Council of Europe Development Bank (b)
09/16/14	5.750%	AUD	2,300,000	2,305,046

UNITED KINGDOM 0.6%

MetLife of Connecticut Institutional Funding Ltd. Senior Secured (b)
12/06/11	5.750%	GBP	1,110,000	1,739,771
MetLife of Connecticut (b)
05/24/12	0.653%	JPY	400,000,000	5,149,747
SABMiller PLC Senior Unsecured (b)(c)
07/15/18	6.500%		2,680,000	3,222,665
Total				10,112,183

UNITED STATES 22.5%

ADS Tactical, Inc. Senior Secured (c)
04/01/18	11.000%		1,050,000	1,026,375
AE Escrow Corp. Senior Unsecured (c)(e)
03/15/20	9.750%		395,000	379,200
AES Corp. (The) Senior Notes (c)(d)
07/01/21	7.375%		536,000	506,520
AMC Networks, Inc. (c)
07/15/21	7.750%		620,000	635,500
ARAMARK Holdings Corp. Senior Unsecured PIK (c)
05/01/16	8.625%		175,000	172,375
AT&T, Inc.
Senior Unsecured
02/15/39	6.550%		3,780,000	4,476,586
09/01/40	5.350%		1,665,000	1,740,429
08/15/41	5.550%		1,170,000	1,259,643
Ally Financial, Inc.
09/15/20	7.500%		1,450,000	1,312,250
Alpha Natural Resources, Inc.
06/01/19	6.000%		517,000	483,395
06/01/21	6.250%		367,000	342,228
Amkor Technology, Inc. (c)
Senior Unsecured
06/01/21	6.625%		587,000	542,975
Amkor Technology, Inc. (d)
Senior Unsecured
05/01/18	7.375%		952,000	918,680

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

UNITED STATES (CONTINUED)
Anadarko Petroleum Corp.
Senior Unsecured
09/15/16	5.950%	$690,000	$754,721
09/15/17	6.375%	840,000	939,687
Antero Resources Finance Corp. Senior Notes (c)
08/01/19	7.250%	27,000	25,650
Appalachian Power Co. Senior Unsecured
03/30/21	4.600%	667,000	721,422
Arch Coal, Inc. (c)
06/15/19	7.000%	258,000	245,100
06/15/21	7.250%	172,000	166,840
Ball Corp.
09/01/19	7.375%	95,000	100,225
09/15/20	6.750%	538,000	558,175
Bank of America Corp. Senior Unsecured
05/13/21	5.000%	4,940,000	4,407,241
Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%	5,660,000	5,142,806
Bill Barrett Corp.
10/01/19	7.625%	171,000	168,008
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	512,000	520,960
01/15/20	6.875%	219,000	223,654
Building Materials Corp. of America Senior Notes (c)
05/01/21	6.750%	1,123,000	1,066,850
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured (c)
05/01/17	7.750%	945,000	1,006,425
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	735,000	712,950
04/30/20	8.125%	400,000	418,000
CF Industries, Inc.
05/01/18	6.875%	496,000	551,800
05/01/20	7.125%	206,000	234,325
CHS/Community Health Systems, Inc.
07/15/15	8.875%	449,000	441,142
CIT Group, Inc. Secured (c)(d)
04/01/18	6.625%	390,000	377,325
CMS Energy Corp. Senior Unsecured
12/15/15	6.875%	1,880,000	2,022,895
CSX Corp. Senior Unsecured
03/15/18	6.250%	8,614,000	10,378,716
CVS Caremark Corp.
Senior Unsecured
06/01/17	5.750%	6,180,000	7,093,058
05/15/41	5.750%	2,095,000	2,346,817

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

UNITED STATES (CONTINUED)

Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%		$4,455,000	$4,835,698
Cardtronics, Inc.
09/01/18	8.250%		550,000	572,000
Case New Holland, Inc.
12/01/17	7.875%		741,000	789,165
Celanese U.S. Holdings LLC
06/15/21	5.875%		190,000	187,150
Chemtura Corp.
09/01/18	7.875%		119,000	116,620
Chesapeake Energy Corp.
08/15/20	6.625%		1,645,000	1,694,350
02/15/21	6.125%		1,320,000	1,329,900
Chrysler Group LLC/Co-Issuer, Inc. (c)
Senior Secured
06/15/21	8.250%		225,000	173,813
Chrysler Group LLC/Co-Issuer, Inc. (c)(d)
Senior Secured
06/15/19	8.000%		251,000	196,408
Cinemark U.S.A., Inc
06/15/21	7.375%		103,000	97,335
Citigroup, Inc. Senior Unsecured
08/02/19	5.000%	EUR	1,905,000	2,427,068
Clean Harbors, Inc. Senior Secured
08/15/16	7.625%		180,000	187,650
Cleveland Electric Illuminating Co. (The)
1st Mortgage
11/15/18	8.875%		2,450,000	3,313,390
Senior Unsecured
12/15/13	5.650%		2,900,000	3,145,375
Clorox Co. (The) Senior Unsecured
03/01/13	5.000%		55,000	57,758
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%		2,231,000	2,528,981
Columbus McKinnon Corp.
02/01/19	7.875%		161,000	156,170
Comcast Corp.
02/15/18	5.875%		1,260,000	1,459,770
08/15/37	6.950%		1,205,000	1,444,476
CommScope, Inc. (c)(d)
01/15/19	8.250%		67,000	65,325
Concho Resources, Inc.
01/15/21	7.000%		774,000	770,130
01/15/22	6.500%		471,000	463,935
Consol Energy, Inc.
04/01/20	8.250%		399,000	419,948

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Consol Energy, Inc. (c)
03/01/21	6.375%	$800,000	$772,000
Continental Resources, Inc.
04/01/21	7.125%	61,000	62,068
Cott Beverages, Inc.
09/01/18	8.125%	99,000	100,980
Cricket Communications, Inc. Senior Secured
05/15/16	7.750%	986,000	989,697
Crown Americas LLC/Capital Corp. III Senior Notes (c)
02/01/21	6.250%	810,000	814,050
DISH DBS Corp.
02/01/16	7.125%	710,000	718,875
DISH DBS Corp. (c)
06/01/21	6.750%	685,000	654,175
Dana Holding Corp.
Senior Unsecured
02/15/21	6.750%	354,000	340,725
Dana Holding Corp. (d)
Senior Unsecured
02/15/19	6.500%	120,000	115,800
Dean Foods Co. (d)
12/15/18	9.750%	380,000	384,750
Delphi Corp. (c)
05/15/21	6.125%	145,000	134,850
Delphi Corp. (c)(d)
05/15/19	5.875%	217,000	201,810
Detroit Edison Co. (The) Senior Secured
10/01/13	6.400%	2,375,000	2,611,854
Dolphin Subsidiary II, Inc. (c)(e)
Senior Unsecured
10/15/16	6.500%	263,000	259,713
10/15/21	7.250%	154,000	149,380
Dominion Resources, Inc.
Senior Unsecured
06/15/18	6.400%	3,200,000	3,849,242
08/15/19	5.200%	3,480,000	4,018,272
08/01/33	5.250%	5,075,000	5,759,435
Ducommun, Inc. Senior Notes (c)
07/15/18	9.750%	119,000	118,703
Duke Energy Corp.
Senior Unsecured
06/15/18	6.250%	1,460,000	1,743,039
09/15/19	5.050%	4,240,000	4,777,471
Duke Energy Indiana, Inc. 1st Mortgage
08/15/38	6.350%	1,770,000	2,351,138
E*Trade Financial Corp. Senior Unsecured
06/01/16	6.750%	249,000	248,378

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
EH Holding Corp. Senior Secured (c)
06/15/19	6.500%	$1,289,000		$1,240,662
ERAC U.S.A. Finance LLC (c)
10/15/37	7.000%		2,770,000	3,227,050
EXCO Resources, Inc.
09/15/18	7.500%		143,000	127,985
El Paso Corp. Senior Unsecured
09/15/20	6.500%		1,305,000	1,406,137
Embarq Corp. Senior Unsecured
06/01/36	7.995%		5,960,000	5,592,232
Endo Pharmaceuticals Holdings, Inc. (c)(d)
01/15/22	7.250%		225,000	225,563
Enterprise Products Operating LLC
02/15/42	5.700%		2,295,000	2,414,806
Equinix, Inc. Senior Unsecured
07/15/21	7.000%		420,000	417,900
Express Scripts, Inc.
05/15/16	3.125%		7,555,000	7,628,351
First Data Corp. Senior Secured (c)
06/15/19	7.375%		858,000	797,940
Florida Power Corp. 1st Mortgage
06/15/18	5.650%		380,000	452,627
Ford Motor Credit Co. LLC
Senior Unsecured
05/15/18	5.000%		728,000	703,187
Ford Motor Credit Co. LLC (d)
Senior Unsecured
02/01/21	5.750%		1,083,000	1,071,627
Fresenius Medical Care U.S. Finance, Inc. (c)
09/15/18	6.500%		63,000	63,945
02/15/21	5.750%		1,220,000	1,171,200
Frontier Communications Corp. Senior Unsecured
04/15/20	8.500%		723,000	701,310
General Electric Capital Corp.
Senior Unsecured
05/17/12	6.125%	GBP	1,375,000	2,190,889
01/07/21	4.625%		12,245,000	12,708,510
Georgia-Pacific LLC (c)(d)
11/01/20	5.400%		760,000	773,160
Goldman Sachs Group, Inc. (The)
Senior Unsecured
02/07/16	3.625%		1,410,000	1,372,741
05/02/18	6.375%	EUR	1,125,000	1,531,351
06/15/20	6.000%		5,205,000	5,354,201

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Graphic Packaging International, Inc. (d)
10/01/18	7.875%	$98,000	$100,940
Greif, Inc. Senior Unsecured
02/01/17	6.750%	406,000	408,030
Grifols, Inc. Senior Secured (c)
02/01/18	8.250%	508,000	508,000
HCA, Inc.
Senior Secured
02/15/20	6.500%	1,188,000	1,161,270
09/15/20	7.250%	447,000	451,470
Healthsouth Corp.
09/15/22	7.750%	482,000	437,415
Hertz Corp. (The)
10/15/18	7.500%	445,000	424,975
Hertz Corp. (The) (d)
01/15/21	7.375%	313,000	286,004
Huntington Ingalls Industries, Inc. (c)
03/15/21	7.125%	460,000	426,650
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	2,843,000	3,385,334
Interface, Inc.
12/01/18	7.625%	129,000	129,000
Interline Brands, Inc.
11/15/18	7.000%	212,000	207,230
International Lease Finance Corp.
Senior Unsecured
05/15/19	6.250%	491,000	426,773
International Lease Finance Corp. (d)
Senior Unsecured
12/15/20	8.250%	755,000	739,900
Ipalco Enterprises, Inc. Senior Secured (c)
05/01/18	5.000%	203,000	191,328
JMC Steel Group Senior Notes (c)
03/15/18	8.250%	482,000	453,080
JPMorgan Chase & Co.
Senior Unsecured
03/01/16	3.450%	10,165,000	10,206,920
07/05/16	3.150%	3,465,000	3,442,498
JPMorgan Chase & Co. (d)
Senior Unsecured
08/15/21	4.350%	705,000	712,406
Kansas Gas & Electric 1st Mortgage (c)
06/15/19	6.700%	1,000,000	1,230,998
Kinder Morgan Energy Partners LP Senior Unsecured (d)
09/01/41	5.625%	4,000,000	3,928,016

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Kraft Foods, Inc.
Senior Unsecured
02/01/18	6.125%	$9,290,000		$10,904,518
08/23/18	6.125%		975,000	1,149,370
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%		202,000	200,990
Lear Corp.
03/15/18	7.875%		874,000	919,885
Limited Brands, Inc.
04/01/21	6.625%		310,000	312,325
MGM Resorts International Senior Secured
03/15/20	9.000%		609,000	627,270
Manitowoc Co., Inc. (The)
11/01/20	8.500%		260,000	235,300
Marathon Petroleum Corp. Senior Unsecured (c)
03/01/41	6.500%		1,255,000	1,353,905
Mellon Funding Corp.
11/08/11	6.375%	GBP	1,240,000	1,942,211
MetroPCS Wireless, Inc.
11/15/20	6.625%		205,000	180,400
Midwest Generation LLC Pass-Through Certificates
01/02/16	8.560%		264,369	260,404
Morgan Stanley
Senior Unsecured
10/02/17	5.500%	EUR	2,475,000	3,107,680
01/25/21	5.750%		6,285,000	5,782,621
Mylan, Inc. (c)
11/15/18	6.000%		430,000	418,175
Nalco Co. (c)
01/15/19	6.625%		1,630,000	1,784,850
National CineMedia LLC Senior Unsecured
07/15/21	7.875%		427,000	422,730
Nevada Power Co.
05/15/18	6.500%		1,200,000	1,439,927
08/01/18	6.500%		1,625,000	1,959,056
News America, Inc.
02/15/41	6.150%		4,860,000	5,140,821
Nextel Communications, Inc.
08/01/15	7.375%		587,000	556,182
Nisource Finance Corp.
09/15/17	5.250%		7,707,000	8,361,301
09/15/20	5.450%		2,505,000	2,717,356
Northern States Power Co. 1st Mortgage
08/28/12	8.000%		1,635,000	1,739,951

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Northwest Pipeline GP
Senior Unsecured
06/15/16	7.000%	$2,515,000	$2,976,746
04/15/17	5.950%	1,105,000	1,312,960
Oil States International, Inc. (c)
06/01/19	6.500%	630,000	615,825
Omnicare, Inc.
06/01/20	7.750%	559,000	570,180
Oncor Electric Delivery Co. LLC Senior Secured
01/15/15	6.375%	2,520,000	2,881,124
Oshkosh Corp.
03/01/17	8.250%	497,000	482,090
03/01/20	8.500%	598,000	580,060
PacifiCorp 1st Mortgage
09/15/13	5.450%	850,000	914,880
Pacific Gas & Electric Co. Senior Unsecured (d)
10/01/20	3.500%	1,035,000	1,060,878
Peabody Energy Corp.
09/15/20	6.500%	730,000	767,412
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	140,000	148,400
Polypore International, Inc.
11/15/17	7.500%	440,000	442,200
Progress Energy, Inc.
Senior Unsecured
03/15/14	6.050%	2,870,000	3,159,075
12/01/19	4.875%	5,535,000	6,162,868
Prudential Financial, Inc.
Senior Unsecured
05/12/16	3.000%	605,000	592,028
12/01/17	6.000%	620,000	657,236
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	505,000	527,725
QVC, Inc. (c)
Senior Secured
10/01/19	7.500%	166,000	180,110
10/15/20	7.375%	848,000	917,960
RR Donnelley & Sons Co. Senior Unsecured (d)
01/15/17	6.125%	531,000	460,642
Rain CII Carbon LLC/Corp. Senior Secured (c)
12/01/18	8.000%	465,000	460,350
Range Resources Corp.
05/15/19	8.000%	455,000	498,225
Regal Cinemas Corp.
07/15/19	8.625%	500,000	508,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	$30,000	$32,475
07/15/21	6.500%	724,000	727,620
Reynolds Group Issuer, Inc./LLC (c)
Senior Secured
10/15/16	8.750%	848,000	843,760
08/15/19	7.875%	691,000	666,815
SBA Telecommunications, Inc.
08/15/16	8.000%	740,000	775,150
08/15/19	8.250%	240,000	252,000
STHI Holding Corp. Secured (c)
03/15/18	8.000%	164,000	158,260
Sealed Air Corp. (c)(e)
Senior Unsecured
09/15/19	8.125%	174,000	175,740
09/15/21	8.375%	145,000	146,450
Seneca Gaming Corp. (c)
12/01/18	8.250%	372,000	358,050
Sierra Pacific Power Co.
05/15/16	6.000%	8,251,000	9,482,486
Southern California Gas Co. 1st Mortgage
03/15/14	5.500%	1,900,000	2,097,769
Southern Natural Gas Co. Senior Unsecured (c)
04/01/17	5.900%	11,898,000	13,345,546
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	446,000	441,540
Spectrum Brands Holdings, Inc. Senior Secured
06/15/18	9.500%	1,464,000	1,559,160
Speedway Motorsports, Inc.
06/01/16	8.750%	725,000	764,875
Sprint Nextel Corp. Senior Unsecured (d)
08/15/17	8.375%	375,000	348,750
TCM Sub LLC (c)
01/15/15	3.550%	4,120,000	4,365,411
Tampa Electric Co. Senior Unsecured
05/15/18	6.100%	1,805,000	2,176,908
Time Warner Cable, Inc.
07/01/18	6.750%	7,600,000	8,843,786
Time Warner, Inc.
03/29/41	6.250%	575,000	656,013
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	5,225,000	6,258,097

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Tomkins LLC/Inc. Secured (c)
10/01/18	9.000%	$509,000	$519,180
TransDigm, Inc.
12/15/18	7.750%	483,000	491,452
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
04/15/16	6.400%	6,860,000	7,967,273
06/15/18	6.050%	1,108,000	1,280,404
Transcontinental Gas Pipe Line Co. LLC (c)
Senior Unsecured
08/15/41	5.400%	2,400,000	2,528,268
Tw telecom holdings, inc.
03/01/18	8.000%	746,000	775,840
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	483,000	485,718
UnitedHealth Group, Inc. Senior Unsecured
02/15/18	6.000%	3,315,000	3,933,722
Vail Resorts, Inc. (c)(d)
05/01/19	6.500%	316,000	311,260
Verizon New York, Inc.
Senior Unsecured
04/01/12	6.875%	5,740,000	5,906,804
04/01/32	7.375%	4,009,000	4,954,426
Visteon Corp. Senior Notes (c)
04/15/19	6.750%	849,000	791,692
Waste Management, Inc.
06/30/20	4.750%	4,520,000	4,914,207
Wells Fargo & Co.
Senior Unsecured
11/03/16	4.125%	EUR 1,150,000	1,536,474
04/01/21	4.600%	375,000	400,840
Windstream Corp.
03/15/19	7.000%	90,000	86,400
10/15/20	7.750%	490,000	477,750
WireCo WorldGroup, Inc. (c)
05/15/17	9.750%	500,000	505,000
Yum! Brands, Inc.
Senior Unsecured
09/15/19	5.300%	3,235,000	3,652,981
11/01/21	3.750%	1,285,000	1,289,337
Total			368,142,020
Total Corporate Bonds & Notes (Cost: $486,342,688)			$504,099,476

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 4.5%
UNITED STATES 4.5%
Federal Home Loan Mortgage Corp. (f)
05/01/18	4.500%	$179,314	$190,221
10/01/18-11/01/33	5.000%	750,293	814,493
04/01/33	6.000%	397,830	448,106
09/01/17-08/01/33	6.500%	77,187	86,079
Federal National Mortgage Association (f)
08/01/18-09/01/40	4.500%	2,671,790	2,865,253
12/01/18-02/01/36	5.000%	11,529,558	12,453,891
02/01/17-06/01/34	5.500%	11,199,643	12,261,780
07/01/17-01/01/36	6.000%	9,904,091	11,060,818
04/01/17-11/01/33	6.500%	3,733,000	4,203,196
06/01/32-07/01/36	7.000%	1,445,991	1,670,594
05/01/32-11/01/32	7.500%	189,452	222,160
Federal National Mortgage Association (f)(g)
01/01/41	4.000%	22,147,049	23,242,636
09/01/33-01/01/36	5.500%	3,294,981	3,627,850
Government National Mortgage Association (f)
10/15/33	5.500%	357,840	397,661
Total			73,544,738
Total Residential Mortgage-Backed Securities - Agency (Cost: $68,032,464)			$73,544,738

Residential Mortgage-Backed Securities - Non-Agency 0.4%
UNITED STATES 0.4%
Harborview Mortgage Loan Trust CMO Series 2004-1 Class 4A (f)(h)
04/19/34	4.687%	1,419,400	1,372,293
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-14 Class 2A1 (f)
12/25/35	5.500%	4,826,933	4,786,346
Total			6,158,639

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $5,866,943)			$6,158,639

Issuer	Shares	Value

Commercial Mortgage-Backed Securities - Agency —%
UNITED STATES —%
Federal National Mortgage Association (f)	$467,201	$494,156
Total Commercial Mortgage-Backed Securities - Agency (Cost: $471,285)		$494,156

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 2.5%
UNITED STATES 2.5%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4 (f)
12/11/49	5.322%	1,300,000	1,331,453
Credit Suisse First Boston Mortgage Securities Corp. (f)
Series 2004-C2 Class A1
05/15/36	3.819%	80,056	80,410
Credit Suisse First Boston Mortgage Securities Corp. (f)(h)
Series 2004-C1 Class A4
01/15/37	4.750%	4,225,000	4,411,200
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5 (f)(h)
06/10/48	4.772%	500,000	533,132
GS Mortgage Securities Corp. II Series 2007-GG10 Class F (f)(h)
08/10/45	5.984%	1,475,000	111,357
General Electric Capital Assurance Co. Series 2003-1 Class A4 (c)(f)(h)
05/12/35	5.254%	685,180	724,023
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 (f)
03/10/39	5.444%	7,050,000	7,310,180
JPMorgan Chase Commercial Mortgage Securities Corp. (f)
Series 2003-LN1 Class A1
10/15/37	4.134%	1,291,329	1,312,262
Series 2003-ML1A Class A1
03/12/39	3.972%	80,373	80,894
Series 2005-LDP2 Class A3
07/15/42	4.697%	1,672,432	1,690,929
JPMorgan Chase Commercial Mortgage Securities Corp. (f)(h)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	2,811,597	2,929,254
Series 2006-LDP6 Class ASB
04/15/43	5.490%	2,281,610	2,395,159
Series 2006-LDP7 Class ASB
04/15/45	6.072%	2,411,622	2,538,164
LB-UBS Commercial Mortgage Trust (f)
Series 2004-C2 Class A3
03/15/29	3.973%	290,575	297,362
LB-UBS Commercial Mortgage Trust (f)(h)
Series 2006-C4 Class AAB
06/15/32	6.042%	879,075	929,262

Issuer	Coupon Rate		Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
UNITED STATES (CONTINUED)
Series 2007-C7 Class A3
09/15/45	5.866%		$1,475,000	$1,545,078
Morgan Stanley Capital I (c)(f)(h)
Series 2011-C1 Class A4
09/15/47	5.033%		2,400,000	2,615,437
Morgan Stanley Capital I (f)(h)
Series 2006-T23 Class AAB
08/12/41	5.978%		761,616	807,070
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A (c)(f)(h)
08/15/45	5.984%		1,800,000	1,963,093
Wachovia Bank Commercial Mortgage Trust (f)
Series 2006-C24 Class APB
03/15/45	5.576%		1,059,997	1,094,086
Series 2006-C27 Class APB
07/15/45	5.727%		838,006	861,147
Series 2006-C29 Class A4
11/15/48	5.308%		2,702,500	2,878,206
Wachovia Bank Commercial Mortgage Trust (f)(h)
Series 2006-C24 Class A3
03/15/45	5.558%		2,500,000	2,753,958
Total				41,193,116

Total Commercial Mortgage-Backed Securities - Non-Agency
(Cost: $39,964,989)				$41,193,116

Asset-Backed Securities - Non-Agency (a) 1.2%
DENMARK 0.4%
Nordea Kredit Realkreditaktieselsk (b)
01/01/13	2.000%	DKK	14,380,000	2,614,429
Nykredit Realkredit A/S
Mortgage (b)
04/01/28	5.000%	DKK	22,889,166	4,331,034
Total				6,945,463
SPAIN 0.4%
Ayt Cedulas Cajas Global (b)
06/14/18	4.250%	EUR	4,900,000	5,529,253
UNITED STATES 0.4%
GTP Towers Issuer LLC (c)
02/15/15	4.436%		1,600,000	1,694,440
Hertz Vehicle Financing LLC
Series 2009-2A Class A1 (c)
03/25/14	4.260%		5,100,000	5,291,725

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds(a) 0.9%
UNITED STATES (CONTINUED)
National Collegiate Student Loan Trust
CMO IO Series 2006-3 Class AIO (i)
01/25/12	7.100%		2,436,564	34,928
Total				7,021,093

Total Asset-Backed Securities - Non-Agency (Cost: $20,659,185)				$19,495,809

JAPAN 0.9%
Japanese Government CPI-Linked Bond Senior Unsecured (b)
03/10/18	1.400%	JPY	$1,094,704,000	$14,809,232
Total Inflation-Indexed Bonds (Cost: $10,128,905)				$14,809,232

U.S. Treasury Obligations 1.3%
UNITED STATES 1.3%
U.S. Treasury
10/31/11	1.000%		2,545,000	2,547,020
U.S. Treasury (d)
03/15/14	1.250%		935,000	955,015
07/31/16	1.500%		5,459,000	5,605,738
08/15/21	2.125%		9,178,000	9,340,083
05/15/41	4.375%		2,081,000	2,688,402
Total				21,136,258

Total U.S. Treasury Obligations (Cost: $20,529,970)				$21,136,258

U.S. Government & Agency Obligations 0.4%
UNITED STATES 0.4%
Federal National Mortgage Association
10/15/14	4.625%		5,255,000	5,876,199
Total U.S. Government & Agency Obligations (Cost: $5,357,805)				$5,876,199

Foreign Government Obligations(a) 53.4%
ARGENTINA 0.2%
Argentina Bonos (b)
Senior Unsecured
09/12/13	7.000%		2,322,000	2,224,212
10/03/15	7.000%		300,000	252,000
Argentina Republic Government International Bond Senior Unsecured (b)(j)
12/15/35	0.000%		4,700,000	646,250
Total				3,122,462

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
AUSTRALIA 1.1%
New South Wales Treasury Corp.
Local Government Guaranteed (b)
05/01/12	6.000%	AUD	18,390,000	17,930,792
BELGIUM 1.5%
Belgium Government Bond (b)
09/28/12	5.000%	EUR	17,530,000	24,409,277
BRAZIL 2.1%
Banco Nacional de Desenvolvimento Economico e Social (b)(c)
Senior Unsecured
06/16/18	6.369%		$1,165,000	$1,275,675
06/10/19	6.500%		2,260,000	2,507,446
Brazil Notas do Tesouro Nacional (b)
01/01/12	10.000%	BRL	21,780,000	11,825,647
01/01/13	10.000%	BRL	26,909,000	14,565,296
Brazilian Government International Bond (b)
01/05/16	12.500%	BRL	2,400,000	1,423,215
01/15/18	8.000%		978,611	1,156,229
Senior Unsecured
10/14/19	8.875%		335,000	453,925
01/07/41	5.625%		1,830,000	1,967,250
Total				35,174,683
CANADA 2.4%
Canadian Government Bond (b)
06/01/18	4.250%	CAD	1,100,000	1,218,209
06/01/19	3.750%	CAD	7,285,000	7,879,118
Province of British Columbia Canada (b)
06/18/14	5.300%	CAD	6,140,000	6,483,709
Province of Ontario Canada (b)
03/08/14	5.000%	CAD	10,866,000	11,294,563
Province of Quebec Canada (b)
12/01/17	4.500%	CAD	11,100,000	11,880,993
Total				38,756,592
COLOMBIA 0.5%
Colombia Government International Bond (b)
Senior Unsecured
03/18/19	7.375%		550,000	678,425
09/18/37	7.375%		1,350,000	1,760,400
01/18/41	6.125%		1,665,000	1,877,962
Corp. Andina de Fomento Senior Unsecured (b)
06/04/19	8.125%		2,620,000	3,207,538
Ecopetrol SA Senior Unsecured (b)
07/23/19	7.625%		455,000	530,075
Total				8,054,400

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)

CZECH REPUBLIC 0.1%

Czech Republic Government Bond (b)
06/16/13	3.700%	CZK	42,800,000	2,407,650

EL SALVADOR —%

El Salvador Government International Bond Senior Unsecured (b)(c)
01/24/23	7.750%		$760,000	$809,400

FRANCE 3.5%

EDF SA Senior Unsecured (b)
02/05/18	5.000%	EUR	1,450,000	2,146,037
France Government Bond OAT (b)
04/25/12	5.000%	EUR	1,860,000	2,552,239
04/25/13	4.000%	EUR	21,085,000	29,589,023
10/25/16	5.000%	EUR	8,420,000	13,005,286
10/25/19	3.750%	EUR	6,400,000	9,442,986
Total				56,735,571

GERMANY 7.3%

Bayerische Landesbank Senior Unsecured (b)
04/22/13	1.400%	JPY	576,000,000	7,562,246
Bundesobligation (b)
04/12/13	3.500%	EUR	5,400,000	7,564,115
Bundesrepublik Deutschland (b)
07/04/14	4.250%	EUR	10,600,000	15,576,039
01/04/15	3.750%	EUR	5,250,000	7,703,294
07/04/19	3.500%	EUR	12,320,000	18,774,429
07/04/27	6.500%	EUR	13,140,000	26,851,506
07/04/28	4.750%	EUR	6,610,000	11,486,789
07/04/34	4.750%	EUR	12,725,000	23,054,950
Total				118,573,368

GREECE 0.2%

Hellenic Republic Government Bond
Senior Unsecured (b)
03/20/24	4.700%	EUR	8,380,000	3,537,660

INDONESIA 1.7%

Indonesia Government International Bond (b)(c)
Senior Unsecured
01/17/18	6.875%		1,880,000	2,124,400
03/13/20	5.875%		300,000	324,000
02/17/37	6.625%		400,000	448,000
01/17/38	7.750%		610,000	765,550
Indonesia Treasury Bond (b)
Senior Unsecured
05/15/16	10.750%	IDR	32,410,000,000	4,333,730
11/15/20	11.000%	IDR	70,820,000,000	10,314,067

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)

INDONESIA (CONTINUED)

07/15/22	10.250%	IDR	62,417,000,000	8,768,580
Total				27,078,327

ITALY 1.5%

Italy Buoni Poliennali Del Tesoro (b)
04/15/12	4.000%	EUR	$4,860,000	$6,543,219
11/01/26	7.250%	EUR	10,475,191	15,099,467
11/01/27	6.500%	EUR	1,800,000	2,421,196
Total				24,063,882

JAPAN 11.2%

Development Bank of Japan Government Guaranteed (b)
06/20/12	1.400%	JPY	1,227,000,000	16,032,721
Japan Government 10-Year Bond (b)
Senior Unsecured
12/20/12	1.000%	JPY	1,829,500,000	23,968,514
09/20/17	1.700%	JPY	2,538,000,000	35,253,685
Japan Government 20-Year Bond (b)
Senior Unsecured
03/20/20	2.400%	JPY	400,000,000	5,857,446
12/20/22	1.400%	JPY	2,756,000,000	36,623,535
12/20/26	2.100%	JPY	2,383,000,000	33,338,148
09/20/29	2.100%	JPY	945,000,000	13,065,565
Japan Government 30-Year Bond (b)
Senior Unsecured
12/20/34	2.400%	JPY	890,000,000	12,781,314
03/20/39	2.300%	JPY	420,000,000	5,912,623
Total				182,833,551

KAZAKHSTAN 0.1%

KazMunayGas National Co. Senior Unsecured (b)(c)
07/02/18	9.125%		750,000	843,750

LITHUANIA 0.1%

Lithuania Government International Bond Senior Unsecured (b)(c)
09/14/17	5.125%		2,205,000	2,104,091

MALAYSIA 0.7%

Petronas Capital Ltd. (b)
05/22/12	7.000%		315,000	326,224
Petronas Capital Ltd. (b)(c)
05/22/12	7.000%		1,895,000	1,962,523
08/12/19	5.250%		6,025,000	6,541,830
Wakala Global Sukuk Bhd (b)(c)
07/06/16	2.991%		2,075,000	2,062,343
Total				10,892,920

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)

MEXICO 1.5%

Mexican Bonos (b)
12/19/13	8.000%	MXN	10,991,000	8,452,501
12/17/15	8.000%	MXN	17,168,000	13,680,278
Mexican Government International Bond Senior Unsecured (b)
09/27/34	6.750%		$315,000	$387,450
Pemex Project Funding Master Trust (b)
03/01/18	5.750%		1,513,000	1,637,822
Petroleos Mexicanos (b)
05/03/19	8.000%		100,000	122,000
Total				24,280,051

NETHERLANDS 5.3%

Netherlands Government Bond (b)
07/15/12	5.000%	EUR	14,305,000	19,831,876
07/15/13	4.250%	EUR	8,141,000	11,572,006
07/15/16	4.000%	EUR	11,300,000	16,887,748
07/15/20	3.500%	EUR	26,380,000	39,064,177
Total				87,355,807

NEW ZEALAND 0.8%

New Zealand Government Bond Senior Unsecured (b)
04/15/13	6.500%	NZD	16,830,000	13,524,349

NORWAY 1.1%

Norway Government Bond (b)
05/15/13	6.500%	NOK	93,860,000	17,252,181

PHILIPPINES 0.3%

Philippine Government International Bond (b)
Senior Unsecured
01/14/31	7.750%		1,645,000	2,111,769
10/23/34	6.375%		300,000	343,500
Power Sector Assets & Liabilities Management Corp. (b)(c)
Government Guaranteed
05/27/19	7.250%		2,000,000	2,270,000
12/02/24	7.390%		200,000	229,713
Total				4,954,982

POLAND 1.5%

Poland Government Bond (b)
04/25/13	5.250%	PLN	23,790,000	7,281,062
10/25/17	5.250%	PLN	57,170,000	16,996,396
Total				24,277,458

QATAR 0.3%

Qatar Government International Bond (b)(c)
Senior Unsecured
04/09/19	6.550%		1,100,000	1,302,298

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)

QATAR (CONTINUED)

01/20/40	6.400%		200,000	243,500
Qatari Diar Finance QSC Government Guaranteed (b)(c)
07/21/20	5.000%		$1,800,000	$1,921,500
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured (b)(c)
09/30/14	5.500%		890,000	962,535
Total				4,429,833

RUSSIAN FEDERATION 0.3%

AK Transneft OJSC Via TransCapitalInvest Ltd. Senior Unsecured (b)(c)
03/05/14	5.670%		470,000	472,115
Gazprom OAO Via Gaz Capital SA (b)(c)
Senior Unsecured
11/22/16	6.212%		600,000	604,500
08/16/37	7.288%		570,000	555,750
Russian Foreign Bond - Eurobond (b)(c)(d)(h)
03/31/30	7.500%		3,663,275	4,123,492
Total				5,755,857

SOUTH AFRICA 0.4%

South Africa Government Bond Senior Unsecured (b)
12/21/14	8.750%	ZAR	52,890,000	6,940,646

SOUTH KOREA 0.3%

Export-Import Bank of Korea (b)
Senior Unsecured
01/21/14	8.125%		3,430,000	3,836,013
01/14/15	5.875%		1,820,000	1,934,067
Total				5,770,080

SPAIN 0.8%

Spain Government Bond (b)
07/30/12	5.000%	EUR	2,250,000	3,052,419
07/30/17	5.500%	EUR	6,950,000	9,803,008
Total				12,855,427

SUPRA-NATIONAL 0.2%

European Investment Bank Senior Unsecured (b)
12/07/11	5.500%	GBP	1,685,000	2,649,094

SWEDEN 1.2%

Sweden Government Bond (b)(d)
05/05/14	6.750%	SEK	114,630,000	19,055,910

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)

TURKEY 0.2%

Turkey Government International Bond (b)
Senior Unsecured
07/14/17	7.500%		$950,000	$1,080,625
11/07/19	7.500%		225,000	260,054
06/05/20	7.000%		1,330,000	1,489,600
03/17/36	6.875%		1,010,000	1,075,650
Total				3,905,929

UNITED KINGDOM 4.5%

Network Rail Infrastructure Finance PLC Government Guaranteed (b)
03/07/12	4.875%	GBP	2,870,000	4,547,419
United Kingdom Gilt (b)
09/07/16	4.000%	GBP	9,440,000	16,562,013
03/07/19	4.500%	GBP	6,900,000	12,667,051
03/07/25	5.000%	GBP	3,215,000	6,252,804
12/07/27	4.250%	GBP	5,500,000	9,864,582
03/07/36	4.250%	GBP	4,360,000	7,701,212
12/07/38	4.750%	GBP	5,200,000	9,909,056
12/07/49	4.250%	GBP	3,750,000	6,613,223
Total				74,117,360

URUGUAY 0.2%

Uruguay Government International Bond (b)
11/18/22	8.000%		1,485,000	1,848,825
Uruguay Government International Bond (b)(d)
Senior Unsecured
03/21/36	7.625%		1,500,000	1,852,500
Total				3,701,325

VENEZUELA 0.3%

Petroleos de Venezuela SA (b)
11/02/17	8.500%		510,000	335,325
Petroleos de Venezuela SA (b)(d)
04/12/17	5.250%		2,890,000	1,625,625
Venezuela Government International Bond (b)
Senior Unsecured
02/26/16	5.750%		1,650,000	1,175,625
05/07/23	9.000%		3,484,000	2,160,080
Total				5,296,655

Total Foreign Government Obligations (Cost: $804,473,364)				$873,451,320

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans —%

UNITED STATES –%

Cumulus Media Holdings, Inc. 2nd Lien Term Loan (h)(k)(l)
TBD	TBD	500,000	471,250

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Total Senior Loans (Cost: $494,970)			$471,250

	Shares	Value

Money Market Fund 2.4%

Columbia Short-Term Cash Fund, 0.125% (m)(n)	39,637,417	$39,637,417

Total Money Market Fund (Cost: $39,637,417)		$39,637,417

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 2.9%

Asset-Backed Commercial Paper 0.2%

Royal Park Investments Funding Corp.
10/28/11	0.730%	999,412	$999,412
Scaldis Capital LLC
10/04/11	0.550%	2,000,857	2,000,857
Total			3,000,269

Certificates of Deposit 0.4%

Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	999,041	999,041
Branch Banking & Trust Corporation
10/11/11	0.200%	2,000,000	2,000,000
Clydesdale Bank PLC
12/30/11	0.550%	1,997,223	1,997,223
Credit Suisse
12/09/11	0.320%	1,500,000	1,500,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/21/11	0.320%	1,000,000	1,000,000
Total			7,496,264

Repurchase Agreements 2.3%

MF Global Holdings Ltd. dated 09/30/11, matures 10/03/11, repurchase price $5,000,092 (o)
	0.220%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 09/30/11, matures 10/03/11, repurchase price $20,000,267 (o)
	0.160%	20,000,000	20,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

Natixis Financial Products, Inc. dated 09/30/11, matures 10/03/11, repurchase price $1,000,008 (o)
	0.090%	$1,000,000	$1,000,000
Nomura Securities dated 09/30/11, matures 10/03/11, repurchase price $5,000,062 (o)
	0.150%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Repurchase Agreements (continued)

RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $5,921,619 (o)
	0.150%	$5,921,545	$5,921,545
Total			36,921,545

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $47,418,078)			$47,418,078

Total Investments
(Cost: $1,549,378,063) (p)			$1,647,785,688(q)
Other Assets & Liabilities, Net			(13,357,996)

Net Assets			$1,634,427,692

Investments in Derivatives

Futures Contracts Outstanding at September 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
Australian Government Bond, 10-year	(1,095)	(101,475,622)	Dec. 2011	$100,479	$—
Euro-Bobl, 5-year	(28)	(4,581,462)	Dec. 2011	16,521	—
Euro-Bund, 10-year	(28)	(5,120,149)	Dec. 2011	22,422	—
Japanese Government Bond, 10-year	27	49,788,798	Dec. 2011	—	(178,433)
United Kingdom Short GILT, 2-year	(175)	(28,686,735)	Dec. 2011	—	(78,844)
United Kingdom Long GILT, 10-year	615	124,664,495	Dec. 2011	—	(691,112)
U.S. Treasury Long Bond, 20-year	(43)	(6,132,875)	Dec. 2011	—	(306,103)
U.S. Treasury Note, 2-year	372	81,915,564	Jan. 2012	—	(99,372)
U.S. Treasury Note, 5-year	984	120,524,630	Jan. 2012	—	(221,753)
U.S. Treasury Note, 10-year	(1,003)	(130,484,031)	Dec. 2011	—	(978,453)
U.S. Treasury Ultra Bond, 30-year	72	11,421,000	Dec. 2011	440,448	—
Total				$579,870	$(2,554,070)

Forward Foreign Currency Exchange Contracts Open at September 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
UBS Securities	Oct. 5, 2011	272,156,000	21,595,995	$1,973,883	$—
		(MXN)	(USD)
State Street Bank & Trust Company	Oct. 13, 2011	1,091,684	5,886,000	—	(89,431)
		(USD)	(NOK)
Barclays Bank PLC	Oct. 14, 2011	6,643,000	7,613,056	—	(159,231)
		(GBP)	(EUR)
UBS Securities	Oct. 14, 2011	17,688,000	14,747,724	1,273,061	—
		(NZD)	(USD)
State Street Bank & Trust Company	Oct. 19, 2011	115,515,000	114,675,765	4,483,056	—
		(CAD)	(USD)
Goldman, Sachs & Co.	Oct. 19, 2011	138,394,000	188,293,341	2,901,483	—
		(EUR)	(USD)
Citigroup Global Markets, Inc.	Oct. 19, 2011	512,751,000	76,471,660	1,801,456	—
		(SEK)	(USD)
Barclays Bank PLC	Oct. 19, 2011	76,460,991	48,328,000	—	(1,109,905)
		(USD)	(GBP)
Barclays Bank PLC	Oct. 19, 2011	36,654,778	23,581,000	111,774	—
		(USD)	(GBP)
J.P. Morgan Securities, Inc.	Oct. 19, 2011	190,331,377	1,083,718,000	—	(5,854,660)
		(USD)	(NOK)
Deutsche Bank	Oct. 19, 2011	79,116,909	96,452,000	—	(5,666,771)
		(USD)	(NZD)
Citigroup Global Markets, Inc.	Oct. 21, 2011	6,578,947	20,250,000	—	(240,566)
		(USD)	(MYR)
State Street Bank & Trust Company	Oct. 25, 2011	42,419,000	57,372,546	550,916	—
		(EUR)	(USD)
Morgan Stanley & Co.	Oct. 26, 2011	14,195,000	13,973,304	278,341	—
		(AUD)	(USD)
Morgan Stanley & Co.	Oct. 26, 2011	5,703,000	5,707,968	268,700	—
		(CAD)	(USD)
Morgan Stanley & Co.	Oct. 26, 2011	12,496,000	14,147,017	354,694	—
		(CHF)	(USD)
Morgan Stanley & Co.	Oct. 26, 2011	24,609,000	33,486,758	522,457	—
		(EUR)	(USD)

Morgan Stanley & Co.	Oct. 26, 2011	8,943,000	14,019,583	77,020	—
		(GBP)	(USD)
Morgan Stanley & Co.	Oct. 26, 2011	1,719,000	2,671,739	—	(8,264)
		(GBP)	(USD)
Morgan Stanley & Co.	Oct. 26, 2011	1,053,287,000	13,774,940	114,735	—
		(JPY)	(USD)
Morgan Stanley & Co.	Oct. 26, 2011	80,334,000	13,892,009	221,933	—
		(NOK)	(USD)
Morgan Stanley & Co.	Oct. 26, 2011	17,886,000	14,025,332	411,712	—
		(NZD)	(USD)
Morgan Stanley & Co.	Oct. 26, 2011	31,398,000	4,660,739	90,072	—
		(SEK)	(USD)
Morgan Stanley & Co.	Oct. 26, 2011	63,700,000	9,253,328	—	(19,603)
		(SEK)	(USD)
Standard Chartered Bank	Oct. 27, 2011	18,729,526	908,382,000	—	(246,685)
		(USD)	(INR)
Citigroup Global Markets, Inc.	Oct. 28, 2011	7,852,033	9,000,000,000	—	(225,235)
		(USD)	(KRW)
HSBC Securities (USA), Inc.	Oct. 31, 2011	8,111,000	7,917,634	97,749	—
		(AUD)	(USD)
Barclays Bank PLC	Nov. 3, 2011	10,779,807	6,874,000	—	(63,795)
		(USD)	(GBP)
Goldman, Sachs & Co.	Nov. 4, 2011	122,159,000	32,897,692	338,412	—
		(ILS)	(USD)
HSBC Securities (USA), Inc.	Nov. 4, 2011	441,323,000	33,055,179	1,333,399	—
		(MXN)	(USD)
J.P. Morgan Securities, Inc.	Nov. 4, 2011	53,530,000	16,586,363	479,133	—
		(PLN)	(USD)
Standard Chartered Bank	Nov. 4, 2011	32,739,563	16,638,246,000	—	(865,426)
		(USD)	(CLP)
Barclays Bank PLC	Nov. 4, 2011	32,814,508	1,612,669,000	—	(41,492)
		(USD)	(INR)
UBS Securities	Nov. 4, 2011	16,197,571	30,006,000	—	(131,077)
		(USD)	(TRY)
J.P. Morgan Securities, Inc.	Nov. 8, 2011	68,311,087	5,242,227,000	—	(311,252)
		(USD)	(JPY)
Total				$17,683,986	$(15,033,393)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $1,036,692,724 or 63.43% of net assets.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $144,748,419 or 8.86% of net assets.

(d)	At September 30, 2011, security was partially or fully on loan.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)

At September 30, 2011, investments in securities included securities valued at $3,128,099 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(h)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.
(i)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(j)	Zero coupon bond.
(k)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of September 30, 2011. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(l)

Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(m)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(n)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$67,602,669	$270,498,581	$(298,463,833)	$—	$39,637,417	$86,123	$39,637,417

(o)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

MF Global Holdings Ltd. (0.220%)

Security Description	Value
Fannie Mae REMICS	$286,842
Federal Farm Credit Bank	5,251
Federal Home Loan Banks	120,846
Federal Home Loan Mortgage Corp	158,802
Federal National Mortgage Association	248,803
Freddie Mac Gold Pool	5,781
Freddie Mac REMICS	434,122
Ginnie Mae I Pool	643,276
Ginnie Mae II Pool	384,328
Government National Mortgage Association	1,265,918
United States Treasury Note/Bond	1,546,082
Total Market Value of Collateral Securities	$5,100,051

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value
Fannie Mae Grantor Trust	$196,727
Fannie Mae Pool	6,493,425
Fannie Mae REMICS	4,226,477
Fannie Mae Whole Loan	34,895
Federal Home Loan Bank of Chicago	41,504
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	218,611
Freddie Mac Gold Pool	3,588,223
Freddie Mac REMICS	5,515,405
Ginnie Mae II Pool	84,733
Total Market Value of Collateral Securities	$20,400,000

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Fannie Mae Discount Notes	$166,658
Federal Farm Credit Bank	129,819
Federal Home Loan Bank Discount Notes	166,650
Federal Home Loan Banks	276,632
Federal Home Loan Mortgage Corp	125,899
Federal National Mortgage Association	83,020
Ginnie Mae II Pool	5,498
United States Treasury Note/Bond	65,834
Total Market Value of Collateral Securities	$1,020,010

Nomura Securities (0.150%)

Security Description	Value
Ginnie Mae I Pool	$4,182,918
Ginnie Mae II Pool	917,082
Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.150%)

Security Description	Value
Freddie Mac Gold Pool	$6,040,003
Total Market Value of Collateral Securities	$6,040,003

(p)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $1,549,378,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$130,407,000
Unrealized Depreciation	(31,999,000)
Net unrealized Appreciation	$98,408,000

(q)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes
Electric	$—	$80,816,050	$260,404	$81,076,454
Life Insurance	—	7,232,965	5,149,747	12,382,712
All Other Industries	—	410,640,310	—	410,640,310
Residential Mortgage-Backed Securities - Agency	—	73,544,738	—	73,544,738
Residential Mortgage-Backed Securities - Non-Agency	—	6,158,639	—	6,158,639
Commercial Mortgage-Backed Securities - Agency	—	494,156	—	494,156
Commercial Mortgage-Backed Securities - Non-Agency	—	41,193,116	—	41,193,116
Asset-Backed Securities - Non-Agency	—	19,495,809	—	19,495,809
Inflation-Indexed Bonds	—	14,809,232	—	14,809,232
U.S. Treasury Obligations	21,136,258	—	—	21,136,258
U.S. Government & Agency Obligations	—	5,876,199	—	5,876,199
Foreign Government Obligations	—	873,451,320	—	873,451,320
Total Bonds	21,136,258	1,533,712,534	5,410,151	1,560,258,943

Other
Senior Loans	—	471,250	—	471,250
Affiliated Money Market Fund(c)	39,637,417	—	—	39,637,417
Investments of Cash Collateral Received for Securities on Loan	—	47,418,078	—	47,418,078
Total Other	39,637,417	47,889,328	—	87,526,745

Investments in Securities	60,773,675	1,581,601,862	5,410,151	1,647,785,688
Derivatives(d)
Assets
Futures Contracts	579,870	—	—	579,870
Forward Foreign Currency Exchange Contracts	—	17,683,986	—	17,683,986
Liabilities
Futures Contracts	(2,554,070)	—	—	(2,554,070)
Forward Foreign Currency Exchange Contracts	—	(15,033,393)	—	(15,033,393)
Total	$58,799,475	$1,584,252,455	$5,410,151	$1,648,462,081

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain Corporate Bonds and Notes classified as Level 3 securities are valued using the market approach and utilized single market quotations from broker dealers.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Corporate Bonds
& Notes
Balance as of December 31, 2010	$4,818,630
Accrued discounts/premiums	453,441
Realized gain (loss)	254
Change in unrealized appreciation (depreciation)*	(190,718)
Sales	(46,559)
Purchases	—
Transfers into Level 3	375,103
Transfers out of Level 3	—
Balance as of September 30, 2011	$5,410,151

*Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2011 was $(132,997),

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Global Inflation Protected Securities Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 2.2%
AUSTRALIA 0.1%
Woodside Finance Ltd. (a)(b)
11/10/14	4.500%	$1,400,000	$1,486,763
BELGIUM 0.1%
Anheuser-Busch InBev Worldwide, Inc. (b)
11/15/14	5.375%	1,900,000	2,123,068
CANADA 0.1%
Rogers Communications, Inc. (b)
08/15/18	6.800%	2,400,000	2,903,146
FRANCE 0.4%
BNP Paribas Home Loan SFH (a)(b)(c)
11/02/15	2.200%	5,935,000	5,765,692
Cie de Financement Foncier (a)(b)
09/16/15	2.500%	5,600,000	5,505,897
Total			11,271,589
UNITED KINGDOM 0.1%
BSKYB Finance UK PLC (a)(b)
10/15/15	5.625%	2,500,000	2,757,392
UNITED STATES 1.4%
AT&T, Inc. Senior Unsecured
05/15/16	2.950%	2,650,000	2,734,535
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	2,400,000	2,754,586
CenterPoint Energy Houston Electric LLC
01/15/14	5.750%	2,800,000	3,057,631
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	1,080,000	1,224,249
Comcast Corp.
02/15/18	5.875%	2,100,000	2,432,951
DTE Energy Co. Senior Unsecured
05/15/14	7.625%	1,762,000	2,014,426
Enterprise Products Operating LLC
02/01/16	3.200%	1,318,000	1,346,413
Express Scripts, Inc.
05/15/16	3.125%	3,000,000	3,029,127
General Electric Capital Corp. Senior Unsecured (c)
05/09/16	2.950%	3,250,000	3,256,299

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Kraft Foods, Inc. Senior Unsecured
08/23/18	6.125%	$2,000,000	$2,357,682
Nevada Power Co.
01/15/15	5.875%	2,450,000	2,737,422
Prudential Financial, Inc. Senior Unsecured (c)
05/12/16	3.000%	3,000,000	2,935,677
TCM Sub LLC (a)
01/15/15	3.550%	2,100,000	2,225,088
Time Warner Cable, Inc.
07/01/18	6.750%	2,180,000	2,536,770
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
06/15/18	6.050%	1,397,000	1,614,372
UnitedHealth Group, Inc. Senior Unsecured
08/15/14	5.000%	2,200,000	2,409,937
Waste Management, Inc.
03/11/15	6.375%	2,370,000	2,719,772
Total			41,386,937
Total Corporate Bonds & Notes (Cost: $61,753,847)			$61,928,895

Residential Mortgage-Backed Securities - Non-Agency 1.1%
UNITED STATES 1.1%
Castle Peak Loan Trust (a)(d)
CMO Series 2010-NPL1 Class A
12/25/50	7.750%	3,512,092	3,512,092
CMO Series 2011-1 Class 22A1
05/25/52	6.250%	9,291,003	9,258,485
JPMorgan Mortgage Trust CMO Series 2007-A1 Class 1A1 (d)(e)
07/25/35	2.806%	9,381,505	8,372,458
Morgan Stanley Reremic Trust CMO Series 2010-R9 Class 3A (a)(d)
11/26/36	3.250%	4,393,141	4,322,904
Prime Mortgage Trust CMO Series 2004-CL1 Class 3A1 (d)(e)
02/25/34	6.923%	3,813,579	4,128,859
Total			29,594,798
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $30,297,647)			$29,594,798

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 2.8%
UNITED STATES 2.8%
Bear Stearns Commercial Mortgage Securities Series 2005-T18 Class A4 (d)(e)
02/13/42	4.933%	$6,125,000	$6,606,400
Commercial Mortgage Pass-Through Certificates Series 2007-C9 Class A4 (d)(e)
12/10/49	6.008%	3,200,000	3,452,314
GS Mortgage Securities Corp. II Series 2005-GG4 Class A4A (d)
07/10/39	4.751%	1,500,000	1,591,889
Greenwich Capital Commercial Funding Corp. (d)
Series 2007-GG9 Class A2
03/10/39	5.381%	1,044,541	1,050,832
Series 2007-GG9 Class A4
03/10/39	5.444%	15,910,000	16,497,159
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-CB20 Class ASB (d)
02/12/51	5.688%	4,500,000	4,751,869
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3 (d)(e)
09/15/45	5.866%	10,425,000	10,920,297
Morgan Stanley Capital I (a)(d)(e)
Series 2011-C1 Class A4
09/15/47	5.033%	3,250,000	3,541,738
Morgan Stanley Capital I (d)
Series 2007-IQ16 Class A4
12/12/49	5.809%	6,500,000	6,979,433
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A (a)(d)(e)
08/15/45	5.984%	20,903,000	22,796,958
Total			78,188,889
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $77,566,308)			$78,188,889

Asset-Backed Securities - Non-Agency 0.1%
UNITED STATES 0.1%
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2 (e)
05/25/36	0.335%	2,151,782	2,099,321
Structured Asset Securities Corp. CMO Series 2006-NC1 Class A6 (e)
05/25/36	0.285%	118,306	117,752
Total			2,217,073
Total Asset-Backed Securities - Non-Agency (Cost: $2,205,725)			$2,217,073

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds(f) 91.4%
AUSTRALIA 2.6%
Australia Government Index-Linked Bond (b)
Senior Unsecured
08/20/15	4.000%	AUD	$11,913,480	$20,612,709
08/20/20	4.000%	AUD	16,081,851	27,894,269
09/20/25	3.000%	AUD	7,992,960	9,391,955
New South Wales Treasury Corp. (b)
11/20/25	2.750%	AUD	12,456,500	14,029,958
Total				71,928,891
CANADA 2.6%
Canadian Government Bond (b)
12/01/41	2.000%	CAD	2,805,140	3,521,857
12/01/31	4.000%	CAD	9,191,630	14,231,787
12/01/44	1.500%	CAD	4,152,000	4,683,472
12/01/26	4.250%	CAD	34,238,726	50,843,827
Total				73,280,943
FRANCE 10.0%
France Government Bond OAT (b)
07/25/29	3.400%	EUR	6,061,550	11,044,334
07/25/32	3.150%	EUR	13,588,285	24,357,662
07/25/40	1.800%	EUR	21,452,788	32,378,886
07/25/23	2.100%	EUR	6,912,230	10,461,913
07/25/22	1.100%	EUR	13,477,230	18,322,621
07/25/20	2.250%	EUR	64,548,617	97,320,810
07/25/15	1.600%	EUR	45,138,625	64,110,103
07/25/17	1.000%	EUR	10,969,700	15,376,557
07/25/27	1.850%	EUR	2,554,100	3,712,443
Total				277,085,329
GERMANY 0.5%
Bundesrepublik Deutschland (b)
04/15/18	0.750%	EUR	3,000,000	4,289,285
Deutsche Bundesrepublik Inflation Linked Bond (b)
04/15/20	1.750%	EUR	2,303,378	3,489,471
Deutsche Bundesrepublik Inflation-Linked Bond (b)
04/15/16	1.500%	EUR	4,720,603	6,847,580
Total				14,626,336
GREECE 0.5%
Hellenic Republic Government Inflation-Linked Bond (b)
Senior Unsecured
07/25/30	2.300%	EUR	14,228,890	5,283,401
07/25/25	2.900%	EUR	25,994,980	8,880,977
Total				14,164,378
ITALY 5.9%
Italy Buoni Poliennali Del Tesoro (b)
09/15/41	2.550%	EUR	8,306,800	7,418,757
09/15/17	2.100%	EUR	63,311,610	75,802,295
09/15/21	2.100%	EUR	4,659,345	5,056,406

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (f) (continued)
ITALY (CONTINUED)
Senior Unsecured
09/15/14	2.150%	EUR	$28,225,670	$36,216,369
09/15/35	2.350%	EUR	17,308,572	15,963,695
09/15/23	2.600%	EUR	21,822,000	23,659,684
Total				164,117,206
SWEDEN 1.7%
Sweden Government Bond (b)
12/01/15	3.500%	SEK	50,000,000	10,077,827
Sweden Inflation-Linked Government Bond (b)
12/01/20	4.000%	SEK	80,400,000	19,882,781
12/01/28	3.500%	SEK	68,930,000	18,352,970
Total				48,313,578
UNITED KINGDOM 23.1%
United Kingdom Gilt Inflation-Linked (b)
01/26/35	2.000%	GBP	2,500,000	7,342,048
08/16/13	2.500%	GBP	2,850,000	12,588,457
11/22/55	1.250%	GBP	17,707,545	37,939,855
11/22/27	1.250%	GBP	24,793,930	45,747,693
03/22/40	0.625%	GBP	18,211,704	30,821,532
11/22/37	1.125%	GBP	41,838,548	78,971,856
11/22/47	0.750%	GBP	14,686,230	26,234,259
07/22/30	4.125%	GBP	13,450,000	62,857,847
07/26/16	2.500%	GBP	20,710,000	109,370,885
04/16/20	2.500%	GBP	22,640,000	124,557,211
07/17/24	2.500%	GBP	6,900,000	34,030,224
11/22/42	0.625%	GBP	4,750,339	8,128,061
03/22/50	0.500%	GBP	14,628,537	24,043,250
11/22/17	1.250%	GBP	6,663,800	11,893,723
11/22/22	1.875%	GBP	11,983,650	23,123,294
11/22/32	1.250%	GBP	2,161,960	4,099,179
Total				641,749,374
UNITED STATES 44.5%
U.S. Treasury Inflation-Indexed Bond
04/15/29	3.875%		28,859,040	43,422,835
01/15/25	2.375%		58,307,512	72,025,824
01/15/27	2.375%		48,282,775	60,374,503
01/15/14	2.000%		15,283,250	16,224,516
07/15/14	2.000%		63,521,030	68,341,953
01/15/17	2.375%		23,177,973	26,653,812
07/15/17	2.625%		28,885,795	34,038,773
01/15/18	1.625%		16,391,224	18,339,471
07/15/18	1.375%		31,167,588	34,538,572
04/15/15	0.500%		38,571,390	40,136,499
04/15/16	0.125%		17,399,330	17,977,567
U.S. Treasury Inflation-Indexed Bond (c)
01/15/26	2.000%		5,463,552	6,490,332
01/15/28	1.750%		15,636,365	18,114,263
01/15/29	2.500%		141,631,504	181,835,675
07/15/15	1.875%		73,288,126	80,498,752
01/15/16	2.000%		67,213,072	74,703,637
07/15/16	2.500%		53,416,015	61,392,512
04/15/14	1.250%		40,564,620	42,502,126
07/15/20	1.250%		74,455,313	82,199,854

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (f) (continued)
UNITED STATES (CONTINUED)
02/15/41	2.125%		$59,833,960	$76,412,044
01/15/21	1.125%		75,978,682	82,902,273
07/15/21	0.625%		93,921,132	98,033,115
Total				1,237,158,908
Total Inflation-Indexed Bonds (Cost: $2,470,105,573)				$2,542,424,943

Foreign Government Obligations(f) 2.9%
BRAZIL 0.2%
Brazil Notas do Tesouro Nacional (b)
01/01/13	10.000%	BRL	12,660,000	6,852,602
MEXICO 1.5%
Mexican Bonos (b)
12/17/15	8.000%	MXN	50,723,000	40,418,497
UNITED KINGDOM 1.2%
United Kingdom Gilt (b)
12/07/40	4.250%	GBP	18,800,000	33,037,026
Total Foreign Government Obligations (Cost: $80,803,180)				$80,308,125

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts —%
U.S. Treasury Note, 5-year
	282	$120	Nov. 2011	24,235
Total Options Purchased Puts (Cost: $40,319)				$24,235

	Shares	Value

Money Market Fund 2.0%
Columbia Short-Term Cash Fund, 0.125% (g)(h)	55,700,584	55,700,584
Total Money Market Fund (Cost: $55,700,584)		$55,700,584

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 19.4%
Asset-Backed Commercial Paper 2.0%
Alpine Securitization
10/12/11	0.200%	$4,999,250	$4,999,250
Atlantis One
12/21/11	0.350%	14,986,729	14,986,729
Cancara Asset Securitisation LLC
10/20/11	0.270%	4,998,725	4,998,725
10/25/11	0.270%	9,997,450	9,997,450
Rhein-Main Securitisation Ltd.
10/11/11	0.550%	9,994,653	9,994,653
Rheingold Securitization
10/11/11	0.500%	4,999,236	4,999,236
Royal Park Investments Funding Corp.
10/28/11	0.730%	4,997,060	4,997,060
Total			54,973,103

Certificates of Deposit 12.9%
ABM AMRO Bank N.V.
10/12/11	0.310%	4,998,709	4,998,709
Bank of America, National Association
10/03/11	0.350%	20,000,000	20,000,000
Bank of Montreal
11/14/11	0.250%	7,000,000	7,000,000
Bank of Nova Scotia
11/28/11	0.300%	5,000,000	5,000,000
Banque et Caisse d’Epargne de l’Etat
10/14/11	0.400%	9,996,668	9,996,668
12/06/11	0.380%	1,998,081	1,998,081
Branch Banking & Trust Corporation
01/09/12	0.350%	28,000,000	28,000,000
Credit Industrial et Commercial
11/21/11	0.410%	15,000,000	15,000,000
Credit Suisse
10/04/11	0.190%	10,004,208	10,004,208
10/25/11	0.285%	12,000,000	12,000,000
12/09/11	0.320%	5,000,000	5,000,000
Deutsche Bank AG
10/19/11	0.290%	15,000,000	15,000,000
Development Bank of Singapore Ltd.
10/21/11	0.270%	15,000,000	15,000,000
DnB NOR ASA
11/23/11	0.300%	3,000,000	3,000,000
03/01/12	0.450%	10,000,000	10,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/03/11	0.340%	10,000,000	10,000,000
10/21/11	0.320%	8,000,000	8,000,000
Lloyds Bank PLC
10/14/11	0.346%	16,000,000	16,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
N.V. Bank Nederlandse Gemeenten
11/01/11	0.420%	$5,000,000	$5,000,000
National Australia Bank
11/18/11	0.255%	11,999,795	11,999,795
National Bank of Canada
10/07/11	0.272%	15,000,000	15,000,000
11/18/11	0.270%	8,000,000	8,000,000
Natixis
10/07/11	0.496%	15,000,000	15,000,000
Nordea Bank AB
12/09/11	0.310%	12,000,000	12,000,000
Rabobank
12/15/11	0.330%	8,000,880	8,000,880
01/20/12	0.272%	15,000,000	15,000,000
Royal Bank of Canada
10/14/11	0.210%	5,001,644	5,001,644
Skandinaviska Enskilda Banken AB
10/03/11	0.150%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
10/11/11	0.250%	10,000,000	10,000,000
Standard Chartered Bank PLC
12/29/11	0.550%	4,993,058	4,993,058
Svenska Handelsbanken
11/23/11	0.300%	10,000,126	10,000,126
12/09/11	0.310%	5,000,063	5,000,063
12/21/11	0.330%	7,500,000	7,500,000
03/01/12	0.460%	6,000,000	6,000,000
Swedbank AB
10/24/11	0.260%	5,000,000	5,000,000
Union Bank of Switzerland
11/14/11	0.261%	3,000,000	3,000,000
11/28/11	0.350%	10,000,000	10,000,000
Total			357,493,232

Commercial Paper 1.3%
KELLS FUNDING, LLC
10/17/11	0.310%	4,998,622	4,998,622
Macquarie Bank Ltd.
11/10/11	0.461%	5,985,970	5,985,970
Suncorp Metway Ltd.
11/28/11	0.380%	4,996,358	4,996,358
10/17/11	0.310%	4,998,579	4,998,579
The Commonwealth Bank of Australia
11/28/11	0.270%	4,996,475	4,996,475
Westpac Securities NZ Ltd.
03/02/12	0.441%	9,977,756	9,977,756
Total			35,953,760

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Other Short-Term Obligations 0.6%
The Goldman Sachs Group, Inc.
10/17/11	0.280%	$7,000,000	$7,000,000
12/14/11	0.420%	10,000,000	10,000,000
Total			17,000,000

Repurchase Agreements 2.6%
Citibank NA dated 09/30/11, matures 10/03/11, repurchase price $15,000,150 (i)
	0.120%	15,000,000	15,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Goldman Sachs & Co. dated 09/19/11, matures 10/03/11, repurchase price $45,000,375 (i)
	0.100%	$45,000,000	$45,000,000
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $13,602,583 (i)
	0.150%	13,602,413	13,602,413
Total			73,602,413

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $539,022,508)			$539,022,508
Total Investments
(Cost: $3,317,495,691) (j)			$3,389,410,050(k)
Other Assets & Liabilities, Net			(608,378,052)
Net Assets			$2,781,031,998

Investments in Derivatives

At September 30, 2011, $2,939,452 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at September 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
Euro-Bund, 10-year	268	$49,007,138	Dec. 2011	$—	$(295,115)
Euro-Schatz, 2-year	(650)	(95,465,550)	Dec. 2011	265,779	—
United Kingdom Long GILT, 10-year	90	18,243,585	Dec. 2011	447,906	—
U.S. Treasury Long Bond, 20-year	(186)	(26,528,250)	Dec. 2011	324,659	—
U.S. Treasury Note, 2-year	(165)	(36,333,516)	Jan. 2012	25,534	—
U.S. Treasury Note, 5-year	(1,345)	(164,741,491)	Jan. 2012	92,062	—
U.S. Treasury Note, 10-year	54	7,025,063	Dec. 2011	2,039	—
U.S. Treasury Ultra Bond, 30-year	115	18,241,875	Dec. 2011	—	(244,548)
Total				$1,157,979	$(539,663)

Forward Foreign Currency Exchange Contracts Open at September 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Oct. 5, 2011	3,539,754	3,680,070	$—	$(27,902)
		(USD)	(CAD)
State Street Bank & Trust Company	Oct. 5, 2011	7,843,155	5,832,209	—	(29,454)
		(USD)	(EUR)
Goldman, Sachs & Co.	Oct. 5, 2011	36,930,068	23,611,217	—	(110,721)
		(USD)	(GBP)
Barclays Bank PLC	Oct. 18, 2011	77,154,000	76,541,862	2,940,003	—
		(CAD)	(USD)
Goldman, Sachs & Co.	Oct. 20, 2011	49,537,000	68,776,675	2,417,690	—
		(EUR)	(USD)
Goldman, Sachs & Co.	Oct. 24, 2011	221,936,000	347,475,421	1,450,531	—
		(GBP)	(USD)
HSBC Securities (USA), Inc.	Oct. 24, 2011	213,054,000	333,623,389	1,455,201	—
		(GBP)	(USD)
State Street Bank & Trust Company	Oct. 25, 2011	303,180,000	409,979,317	3,857,737	—
		(EUR)	(USD)
J.P. Morgan Securities, Inc.	Oct. 25, 2011	3,325,758,000	43,485,330	353,780	—
		(JPY)	(USD)
Standard Chartered Bank	Oct. 26, 2011	14,000,000	7,337,526	—	(66,220)
		(BRL)	(USD)
Citigroup Global Markets Inc.	Oct. 28, 2011	13,086,721	15,000,000,000	—	(375,391)
		(USD)	(KRW)
HSBC Securities (USA), Inc.	Oct. 31, 2011	72,637,000	70,905,334	875,375	—
		(AUD)	(USD)
Standard Chartered Bank	Oct. 31, 2011	371,000,000	26,836,203	158,392	—
		(MXN)	(USD)
Standard Chartered Bank	Oct. 31, 2011	196,000,000	14,045,648	—	(48,289)
		(MXN)	(USD)
Barclays Bank PLC	Nov. 1, 2011	346,997,000	50,392,177	—	(104,562)
		(SEK)	(USD)
Total				$13,508,709	$(762,539)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $61,173,009 or 2.20% of net assets.

(b)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $1,406,116,118 or 50.56% of net assets.
(c)	At September 30, 2011, security was partially or fully on loan.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(g)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(h)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$12,386,908	$601,205,546	$(557,891,870)	$—	$55,700,584	$34,779	$55,700,584

(i)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.120%)

Security Description	Value
Fannie Mae Pool	$6,686,915
Freddie Mac Gold Pool	8,613,085
Total Market Value of Collateral Securities	$15,300,000

Goldman Sachs & Co. (0.100%)

Security Description	Value
Government National Mortgage Association	$45,900,000
Total Market Value of Collateral Securities	$45,900,000

RBS Securities, Inc. (0.150%)

Security Description	Value
Freddie Mac Gold Pool	$13,874,521
Total Market Value of Collateral Securities	$13,874,521

(j)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $3,317,496,000  and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$186,216,000
Unrealized Depreciation	(114,302,000)
Net Unrealized Appreciation	$71,914,000

(k)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes	$—	$61,928,895	$—	$61,928,895
Residential Mortgage-Backed Securities - Non-Agency	—	16,824,221	12,770,577	29,594,798
Commercial Mortgage-Backed Securities - Non-Agency	—	78,188,889	—	78,188,889
Asset-Backed Securities - Non-Agency	—	2,217,073	—	2,217,073
Inflation-Indexed Bonds	—	2,542,424,943	—	2,542,424,943
Foreign Government Obligations	—	80,308,125	—	80,308,125
Total Bonds	—	2,781,892,146	12,770,577	2,794,662,723

Other
Options Purchased Puts	24,235	—	—	24,235
Affiliated Money Market Fund(c)	55,700,584	—	—	55,700,584
Investments of Cash Collateral Received for Securities on Loan	—	539,022,508	—	539,022,508
Total Other	55,724,819	539,022,508	—	594,747,327

Investments in Securities	55,724,819	3,320,914,654	12,770,577	3,389,410,050
Derivatives(d)
Assets
Futures Contracts	1,157,979	—	—	1,157,979
Forward Foreign Currency Exchange Contracts	—	13,508,709	—	13,508,709
Liabilities
Futures Contracts	(539,663)	—	—	(539,663)
Forward Foreign Currency Exchange Contracts	—	(762,539)	—	(762,539)
Total	$56,343,135	$3,333,660,824	$12,770,577	$3,402,774,536

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Backed Securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Residential
	Mortgage-Backed	Asset-Backed
	Securities -	Securities -
	Non-Agency	Non-Agency	Total
Balance as of December 31, 2010	$—	$1,440,331	$1,440,331
Accrued discounts/premiums	—	266	266
Realized gain (loss)	6,217	1,878	8,095
Change in unrealized appreciation (depreciation)*	4,502	(15,776)	(11,274)
Sales	(3,690,461)	(1,426,699)	(5,117,160)
Purchases	16,450,319	—	16,450,319
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of September 30, 2011	$12,770,577	$—	$12,770,577

*Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2011 was $4,502, which is comprised of Residential Mortgage-Backed Securities – Non-Agency.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – High Yield Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 95.6%
Aerospace & Defense 2.8%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$4,305,000	$4,208,137
Ducommun, Inc. Senior Notes (a)
07/15/18	9.750%	458,000	456,855
Huntington Ingalls Industries, Inc. (a)
03/15/18	6.875%	1,402,000	1,303,860
03/15/21	7.125%	721,000	668,728
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	5,646,000	5,617,770
Oshkosh Corp.
03/01/17	8.250%	1,529,000	1,483,130
03/01/20	8.500%	1,710,000	1,658,700
TransDigm, Inc.
12/15/18	7.750%	989,000	1,006,308
Total			16,403,488
Automotive 3.0%
Accuride Corp. Senior Secured
08/01/18	9.500%	645,000	593,400
Allison Transmission, Inc. (a)(b)
05/15/19	7.125%	1,230,000	1,131,600
Chrysler Group LLC/Co-Issuer, Inc. (a)
Senior Secured
06/15/21	8.250%	1,865,000	1,440,712
Chrysler Group LLC/Co-Issuer, Inc. (a)(b)
Senior Secured
06/15/19	8.000%	1,251,000	978,908
Dana Holding Corp.
Senior Unsecured
02/15/21	6.750%	3,390,000	3,262,875
Dana Holding Corp. (b)
Senior Unsecured
02/15/19	6.500%	515,000	496,975
Delphi Corp. (a)
05/15/21	6.125%	582,000	541,260
Delphi Corp. (a)(b)
05/15/19	5.875%	873,000	811,890
International Automotive Components Group SL Senior Secured (a)(c)
06/01/18	9.125%	264,000	246,840
Lear Corp.
03/15/18	7.875%	2,040,000	2,147,100
03/15/20	8.125%	2,070,000	2,220,075
Visteon Corp. Senior Notes (a)
04/15/19	6.750%	3,744,000	3,491,280
Total			17,362,915

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking 0.2%
Lloyds Banking Group PLC (a)(c)
11/29/49	6.267%	$2,477,000	$1,089,880
Brokerage 1.2%
E*Trade Financial Corp.
Senior Unsecured
12/01/15	7.875%	1,800,000	1,746,000
06/01/16	6.750%	1,990,000	1,985,025
Senior Unsecured PIK
11/30/17	12.500%	2,330,000	2,627,075
Nuveen Investments, Inc.
11/15/15	10.500%	645,000	595,013
Total			6,953,113
Building Materials 2.6%
Building Materials Corp. of America Senior Notes (a)
05/01/21	6.750%	4,521,000	4,294,950
Euramax International, Inc. Senior Secured (a)
04/01/16	9.500%	1,830,000	1,468,575
Gibraltar Industries, Inc.
12/01/15	8.000%	5,128,000	4,999,800
Interface, Inc.
12/01/18	7.625%	560,000	560,000
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	2,081,000	1,987,355
Nortek, Inc. (a)
12/01/18	10.000%	339,000	313,575
04/15/21	8.500%	1,947,000	1,567,335
Total			15,191,590
Chemicals 3.2%
CF Industries, Inc.
05/01/18	6.875%	2,077,000	2,310,662
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875%	5,288,000	4,362,600
Lyondell Chemical Co. Senior Secured (a)
11/01/17	8.000%	1,724,000	1,857,610
MacDermid, Inc. (a)
04/15/17	9.500%	1,594,000	1,474,450
Nalco Co. (a)
01/15/19	6.625%	3,242,000	3,549,990
Nova Chemicals Corp. Senior Unsecured (c)
11/01/19	8.625%	1,780,000	1,926,850

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Polypore International, Inc.
11/15/17	7.500%	$1,920,000	$1,929,600
Reichhold Industries, Inc. Senior Notes (a)
08/15/14	9.000%	2,320,000	1,577,600
Total			18,989,362
Construction Machinery 3.0%
Case New Holland, Inc.
12/01/17	7.875%	4,081,000	4,346,265
Columbus McKinnon Corp.
02/01/19	7.875%	674,000	653,780
Manitowoc Co., Inc. (The) (b)
02/15/18	9.500%	2,627,000	2,561,325
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	2,536,000	2,231,680
RSC Equipment Rental, Inc./Holdings III LLC
02/01/21	8.250%	1,025,000	886,625
United Rentals North America, Inc.
12/15/19	9.250%	2,978,000	3,082,230
United Rentals North America, Inc. (b)
09/15/20	8.375%	2,781,000	2,551,568
Xerium Technologies, Inc. (a)
06/15/18	8.875%	1,495,000	1,360,450
Total			17,673,923
Consumer Cyclical Services 0.5%
Garda World Security Corp. Senior Unsecured (a)(c)
03/15/17	9.750%	1,323,000	1,342,845
West Corp.
01/15/19	7.875%	1,962,000	1,844,280
Total			3,187,125
Consumer Products 1.7%
Central Garden and Pet Co.
03/01/18	8.250%	2,936,000	2,833,240
Libbey Glass, Inc. Senior Secured
02/15/15	10.000%	1,570,000	1,644,575
Spectrum Brands Holdings, Inc. Senior Secured
06/15/18	9.500%	3,531,000	3,760,515
Visant Corp.
10/01/17	10.000%	1,738,000	1,607,650
Total			9,845,980

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing 2.0%
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	$2,451,000	$2,530,658
CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	2,154,000	2,283,240
Tomkins LLC/Inc. Secured (a)
10/01/18	9.000%	3,027,000	3,087,540
WireCo WorldGroup, Inc. (a)
05/15/17	9.750%	3,839,000	3,877,390
Total			11,778,828
Electric 3.0%
AES Corp. (The)
Senior Unsecured
10/15/17	8.000%	359,000	360,795
06/01/20	8.000%	1,290,000	1,290,000
AES Corp. (The) (a)
Senior Notes
07/01/21	7.375%	2,939,000	2,777,355
Calpine Corp. Senior Secured (a)
02/15/21	7.500%	3,330,000	3,213,450
Dolphin Subsidiary II, Inc. Senior Unsecured (a)(d)
10/15/21	7.250%	564,000	547,080
Edison Mission Energy Senior Unsecured
05/15/17	7.000%	2,934,000	1,745,730
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured
12/01/20	10.000%	2,388,000	2,328,300
GenOn Energy, Inc. Senior Unsecured (b)
10/15/18	9.500%	1,559,000	1,465,460
Midwest Generation LLC Pass-Through Certificates
01/02/16	8.560%	1,933,062	1,904,066
NRG Energy, Inc.
01/15/17	7.375%	1,686,000	1,738,687
Total			17,370,923
Entertainment 1.6%
AMC Entertainment, Inc.
06/01/19	8.750%	898,000	882,285
12/01/20	9.750%	2,125,000	1,923,125
Regal Cinemas Corp.
07/15/19	8.625%	1,845,000	1,877,287
Speedway Motorsports, Inc.
06/01/16	8.750%	2,920,000	3,080,600
02/01/19	6.750%	59,000	56,198

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Entertainment (continued)
United Artists Theatre Circuit, Inc. (e)(f)
1995-A Pass-Through Certificates
07/01/15	9.300%	$1,088,347	$1,030,883
07/01/15	9.300%	354,959	336,217
Total			9,186,595
Food and Beverage 0.4%
ARAMARK Holdings Corp. Senior Unsecured PIK (a)
05/01/16	8.625%	321,000	316,185
Cott Beverages, Inc.
11/15/17	8.375%	205,000	209,100
09/01/18	8.125%	898,000	915,960
Darling International, Inc.
12/15/18	8.500%	410,000	441,775
Dean Foods Co. (b)
12/15/18	9.750%	701,000	709,763
Total			2,592,783
Gaming 4.2%
Caesars Entertainment Operating Co., Inc.
Senior Secured
06/01/17	11.250%	2,446,000	2,467,403
Caesars Entertainment Operating Co., Inc. (b)
Secured
12/15/18	10.000%	1,495,000	889,525
MGM Resorts International
Senior Secured
03/15/20	9.000%	1,690,000	1,740,700
Senior Unsecured
03/01/18	11.375%	2,324,000	2,324,000
MGM Resorts International (b)
06/01/16	7.500%	1,122,000	973,335
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	572,000	606,320
ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	1,125,000	1,136,250
San Pasqual Casino (a)
09/15/13	8.000%	630,000	615,825
Seminole Indian Tribe of Florida (a)
10/01/20	7.804%	845,000	840,775
Senior Secured
10/01/20	6.535%	3,265,000	3,128,784
Seneca Gaming Corp. (a)
12/01/18	8.250%	1,634,000	1,572,725
Shingle Springs Tribal Gaming Authority Senior Notes (a)
06/15/15	9.375%	4,780,000	2,796,300

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	$5,483,000	$5,510,415
Total			24,602,357
Gas Pipelines 2.6%
El Paso Corp.
Senior Unsecured
06/01/18	7.250%	130,000	145,275
09/15/20	6.500%	4,372,000	4,710,830
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	1,360,000	1,472,200
12/01/18	6.875%	2,083,000	2,145,490
07/15/21	6.500%	2,902,000	2,916,510
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	3,629,000	3,592,710
Total			14,983,015
Health Care 7.2%
AMGH Merger Sub, Inc. Senior Secured (a)
11/01/18	9.250%	1,666,000	1,674,330
American Renal Associates Holdings, Inc. Senior Unsecured
03/01/16	9.750%	467,973	455,104
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	2,575,000	2,587,875
Biomet, Inc.
10/15/17	10.000%	870,000	896,100
CHS/Community Health Systems, Inc.
07/15/15	8.875%	3,375,000	3,315,937
ConvaTec Healthcare E SA Senior Unsecured (a)(c)
12/15/18	10.500%	3,147,000	2,769,360
Fresenius Medical Care U.S. Finance, Inc. (a)(b)
09/15/18	6.500%	460,000	466,900
HCA, Inc.
02/15/22	7.500%	3,233,000	2,982,442
Senior Secured
04/15/19	8.500%	1,655,000	1,754,300
02/15/20	6.500%	3,313,000	3,238,457
02/15/20	7.875%	5,930,000	6,137,550
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	1,489,000	1,451,775
Healthsouth Corp.
02/15/20	8.125%	2,510,000	2,353,125
09/15/22	7.750%	143,000	129,773
InVentiv Health, Inc. (a)
08/15/18	10.000%	2,607,000	2,300,677

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Multiplan, Inc. (a)
09/01/18	9.875%	$1,929,000	$1,904,888
Omnicare, Inc.
06/01/20	7.750%	1,643,000	1,675,860
Radnet Management, Inc.
04/01/18	10.375%	385,000	356,125
Rural/Metro Corp. Senior Unsecured (a)
07/15/19	10.125%	1,335,000	1,271,588
STHI Holding Corp. Secured (a)
03/15/18	8.000%	686,000	661,990
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	3,150,000	2,890,125
02/01/19	7.750%	1,100,000	980,375
Total			42,254,656
Home Construction 0.6%
Shea Homes LP/Funding Corp. Senior Secured (a)
05/15/19	8.625%	2,395,000	1,963,900
William Lyon Homes, Inc. (e)
02/15/14	7.500%	7,228,000	1,481,740
Total			3,445,640
Independent Energy 8.3%
Antero Resources Finance Corp. Senior Notes (a)
08/01/19	7.250%	105,000	99,750
Brigham Exploration Co.
10/01/18	8.750%	1,520,000	1,626,400
06/01/19	6.875%	442,000	430,950
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	3,426,000	3,357,480
Chaparral Energy, Inc.
10/01/20	9.875%	779,000	779,000
09/01/21	8.250%	2,078,000	1,896,175
Chesapeake Energy Corp.
08/15/20	6.625%	4,955,000	5,103,650
02/15/21	6.125%	3,500,000	3,526,250
Comstock Resources, Inc.
10/15/17	8.375%	1,181,000	1,133,760
04/01/19	7.750%	209,000	195,415
Concho Resources, Inc.
10/01/17	8.625%	1,129,000	1,196,740
01/15/21	7.000%	1,582,000	1,574,090
01/15/22	6.500%	1,515,000	1,492,275
Continental Resources, Inc.
10/01/20	7.375%	610,000	631,350
04/01/21	7.125%	1,511,000	1,537,443
EXCO Resources, Inc.
09/15/18	7.500%	687,000	614,865

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Goodrich Petroleum Corp. (a)
03/15/19	8.875%	$1,402,000	$1,352,930
Laredo Petroleum, Inc. (a)
02/15/19	9.500%	3,741,000	3,928,050
MEG Energy Corp. (a)(c)
03/15/21	6.500%	2,000,000	1,915,000
Oasis Petroleum, Inc. Senior Unsecured (a)
02/01/19	7.250%	2,207,000	2,157,342
Petrohawk Energy Corp.
08/15/18	7.250%	2,736,000	3,125,880
06/01/19	6.250%	821,000	931,835
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	2,280,000	2,382,600
Range Resources Corp.
05/15/19	8.000%	3,515,000	3,848,925
Southwestern Energy Co.
02/01/18	7.500%	3,190,000	3,613,351
Total			48,451,506
Life Insurance 0.9%
ING Groep NV (c)(g)
12/29/49	5.775%	7,076,000	5,183,170
Media Cable 3.8%
CCO Holdings LLC/Capital Corp.
04/30/18	7.875%	1,331,000	1,364,275
01/15/19	7.000%	2,465,000	2,391,050
04/30/20	8.125%	2,764,000	2,888,380
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	1,788,000	1,962,330
Cablevision Systems Corp. Senior Unsecured
09/15/17	8.625%	2,378,000	2,476,092
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
11/15/17	8.625%	3,464,000	3,429,360
DISH DBS Corp.
02/01/16	7.125%	1,661,000	1,681,762
09/01/19	7.875%	1,540,000	1,570,800
DISH DBS Corp. (a)
06/01/21	6.750%	1,987,000	1,897,585
Quebecor Media, Inc. (c)
Senior Unsecured
03/15/16	7.750%	1,385,000	1,385,000
03/15/16	7.750%	1,345,000	1,341,638
Total			22,388,272

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable 6.8%
AMC Networks, Inc. (a)
07/15/21	7.750%	$3,812,000	$3,907,300
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	3,308,000	2,456,190
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	939,000	953,085
12/15/17	9.250%	1,988,000	2,032,730
Cumulus Media, Inc. (a)(b)
05/01/19	7.750%	2,393,000	1,950,295
EH Holding Corp. (a)
06/15/21	7.625%	2,480,000	2,387,000
Senior Secured
06/15/19	6.500%	571,000	549,587
Intelsat Jackson Holdings SA (a)(c)
10/15/20	7.250%	2,496,000	2,308,800
04/01/21	7.500%	1,225,000	1,139,250
Intelsat Jackson Holdings SA (c)
06/15/16	11.250%	475,000	484,500
Intelsat Luxembourg SA (a)(c)
PIK
02/04/17	11.500%	1,496,000	1,286,560
Intelsat Luxembourg SA (c)
PIK
02/04/17	11.500%	1,817,000	1,562,620
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	1,615,000	1,598,850
Nielsen Finance LLC/Co.
10/15/18	7.750%	4,031,000	4,111,620
RR Donnelley & Sons Co.
Senior Unsecured
05/15/18	7.250%	957,000	864,889
06/15/20	7.625%	426,000	378,075
Salem Communications Corp. Secured
12/15/16	9.625%	2,107,000	2,107,000
Sinclair Television Group, Inc. Secured (a)
11/01/17	9.250%	2,935,000	3,052,400
Univision Communications, Inc. (a)
05/15/21	8.500%	1,627,000	1,260,925
Senior Secured
11/01/20	7.875%	2,400,000	2,208,000
XM Satellite Radio, Inc. (a)
11/01/18	7.625%	3,056,000	3,025,440
Total			39,625,116
Metals 4.4%
Alpha Natural Resources, Inc.
06/01/19	6.000%	1,177,000	1,100,495
06/01/21	6.250%	1,177,000	1,097,552
Arch Coal, Inc. (a)
06/15/19	7.000%	3,127,000	2,970,650

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
06/15/21	7.250%	$2,085,000	$2,022,450
Calcipar SA Senior Secured (a)(c)
05/01/18	6.875%	2,438,000	2,108,870
Consol Energy, Inc.
04/01/17	8.000%	2,445,000	2,555,025
04/01/20	8.250%	464,000	488,360
FMG Resources August 2006 Proprietary Ltd. (a)(b)(c)
02/01/18	6.875%	2,111,000	1,857,680
FMG Resources August 2006 Proprietary Ltd. (a)(c)
11/01/15	7.000%	3,495,000	3,302,775
02/01/16	6.375%	1,317,000	1,185,300
JMC Steel Group Senior Notes (a)
03/15/18	8.250%	1,863,000	1,751,220
Novelis, Inc. (c)
12/15/17	8.375%	505,000	499,950
12/15/20	8.750%	2,380,000	2,332,400
Rain CII Carbon LLC/Corp. Senior Secured (a)
12/01/18	8.000%	2,286,000	2,263,140
Total			25,535,867
Non-Captive Consumer 1.2%
SLM Corp.
Senior Notes
01/25/16	6.250%	1,293,000	1,269,123
Senior Unsecured
03/25/20	8.000%	2,766,000	2,730,587
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	4,059,000	2,851,448
Total			6,851,158
Non-Captive Diversified 6.5%
Ally Financial, Inc.
03/15/20	8.000%	10,924,000	10,111,473
09/15/20	7.500%	880,000	796,400
CIT Group, Inc.
Secured
05/01/17	7.000%	983,000	953,510
CIT Group, Inc. (a)
Secured
05/02/17	7.000%	6,665,000	6,465,050
CIT Group, Inc. (a)(b)
Secured
04/01/18	6.625%	2,400,000	2,322,000
Ford Motor Credit Co. LLC
Senior Unsecured
04/15/15	7.000%	3,935,000	4,131,750
05/15/18	5.000%	2,617,000	2,527,802
Ford Motor Credit Co. LLC (b)
Senior Unsecured
02/01/21	5.750%	1,886,000	1,866,195

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified (continued)
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	$3,055,000	$3,062,637
05/15/19	6.250%	1,727,000	1,501,095
12/15/20	8.250%	2,165,000	2,121,700
International Lease Finance Corp. (b)
Senior Unsecured
03/15/17	8.750%	2,099,000	2,109,495
Total			37,969,107
Oil Field Services 1.4%
Offshore Group Investments Ltd. (a)(c)
Senior Secured
08/01/15	11.500%	960,000	1,003,073
Offshore Group Investments Ltd. (c)
Senior Secured
08/01/15	11.500%	3,884,000	4,000,520
Oil States International, Inc. (a)
06/01/19	6.500%	2,344,000	2,291,260
Trinidad Drilling Ltd. Senior Unsecured (a)(c)
01/15/19	7.875%	1,184,000	1,177,503
Total			8,472,356
Other Industry 0.2%
Chart Industries, Inc.
10/15/15	9.125%	543,000	559,518
Interline Brands, Inc.
11/15/18	7.000%	930,000	909,075
Total			1,468,593
Packaging 2.8%
ARD Finance SA Senior Secured PIK (a)(c)
06/01/18	11.125%	589,000	488,870
Ardagh Packaging Finance PLC (a)(b)(c)
10/15/20	9.125%	1,410,000	1,269,000
Ardagh Packaging Finance PLC (a)(c)
Senior Secured
10/15/17	7.375%	2,112,000	2,016,960
Greif, Inc. Senior Unsecured
08/01/19	7.750%	390,000	405,600
Reynolds Group Issuer, Inc./LLC (a)
04/15/19	9.000%	1,390,000	1,181,500
02/15/21	8.250%	2,076,000	1,629,660
Senior Secured
04/15/19	7.125%	3,136,000	2,916,480
08/15/19	7.875%	3,224,000	3,111,160
Senior Unsecured
08/15/19	9.875%	2,522,000	2,219,360
Sealed Air Corp. (a)(d)
Senior Unsecured
09/15/19	8.125%	641,000	647,410

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
09/15/21	8.375%	$534,000	$539,340
Total			16,425,340
Paper 0.9%
Cascades, Inc. (c)
01/15/20	7.875%	3,254,000	3,058,760
Verso Paper Holdings LLC/Inc. Secured (b)
02/01/19	8.750%	3,173,000	2,189,370
Total			5,248,130
Pharmaceuticals 1.1%
Endo Pharmaceuticals Holdings, Inc. (a)
01/15/22	7.250%	887,000	889,218
Grifols, Inc. Senior Secured (a)
02/01/18	8.250%	2,386,000	2,386,000
Mylan, Inc. (a)
11/15/18	6.000%	1,855,000	1,803,987
Warner Chilcott Co./Finance LLC (a)(d)
09/15/18	7.750%	1,244,000	1,188,020
Total			6,267,225
Refining 0.3%
United Refining Co. Senior Secured
02/28/18	10.500%	2,078,000	1,953,320
Retailers 2.0%
Burlington Coat Factory Warehouse Corp. (a)
02/15/19	10.000%	685,000	582,250
Limited Brands, Inc.
04/01/21	6.625%	1,280,000	1,289,600
QVC, Inc. (a)
Senior Secured
04/15/17	7.125%	1,141,000	1,206,608
10/01/19	7.500%	1,756,000	1,905,260
10/15/20	7.375%	421,000	455,733
Rite Aid Corp. (b)
06/15/17	9.500%	750,000	592,500
Senior Secured
08/15/20	8.000%	2,005,000	2,090,212
Toys R Us Property Co. II LLC Senior Secured
12/01/17	8.500%	2,555,000	2,491,125
Toys R Us, Inc. Senior Unsecured
10/15/18	7.375%	1,365,000	1,160,250
Total			11,773,538

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology 5.1%
Amkor Technology, Inc.
Senior Unsecured
05/01/18	7.375%	$1,521,000	$1,467,765
Amkor Technology, Inc. (a)(b)
Senior Unsecured
06/01/21	6.625%	2,941,000	2,720,425
CDW LLC/Finance Corp. (a)
04/01/19	8.500%	3,163,000	2,735,995
Cardtronics, Inc.
09/01/18	8.250%	2,190,000	2,277,600
CommScope, Inc. (a)(b)
01/15/19	8.250%	585,000	570,375
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	830,000	825,850
First Data Corp.
09/24/15	9.875%	210,000	174,825
First Data Corp. (a)
01/15/21	12.625%	1,870,000	1,383,800
Senior Secured
06/15/19	7.375%	884,000	822,120
08/15/20	8.875%	2,605,000	2,448,700
First Data Corp. (b)
09/24/15	9.875%	1,714,000	1,435,475
Freescale Semiconductor, Inc. Senior Secured (a)(c)
04/15/18	9.250%	2,395,000	2,460,862
Goodman Networks, Inc. Senior Secured (a)
07/01/18	12.125%	1,686,000	1,584,840
Interactive Data Corp.
08/01/18	10.250%	3,140,000	3,375,500
NXP BV/Funding LLC Senior Secured (a)(c)
08/01/18	9.750%	3,313,000	3,395,825
iGate Corp. (a)
05/01/16	9.000%	2,325,000	2,185,500
Total			29,865,457
Transportation Services 1.0%
AE Escrow Corp. Senior Unsecured (a)(d)
03/15/20	9.750%	925,000	888,000
Avis Budget Car Rental LLC/Finance, Inc.
03/15/18	9.625%	1,144,000	1,132,560
Hertz Corp. (The)
10/15/18	7.500%	2,005,000	1,914,775
Hertz Corp. (The) (b)
01/15/21	7.375%	2,109,000	1,927,099
Total			5,862,434

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	3,445,000	3,457,919
Cricket Communications, Inc. (a)
Senior Notes
10/15/20	7.750%	$1,202,000	$1,033,720
MetroPCS Wireless, Inc.
09/01/18	7.875%	3,370,000	3,285,750
11/15/20	6.625%	171,000	150,480
SBA Telecommunications, Inc.
08/15/16	8.000%	1,535,000	1,607,912
08/15/19	8.250%	1,529,000	1,605,450
Sprint Nextel Corp. Senior Unsecured (b)
08/15/17	8.375%	6,064,000	5,639,520
Wind Acquisition Finance SA (a)(c)
Secured
07/15/17	11.750%	3,312,000	2,815,200
Senior Secured
02/15/18	7.250%	3,559,000	3,025,150
Total			22,621,101
Wirelines 5.2%
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	4,321,000	4,003,908
Cincinnati Bell, Inc.
10/15/17	8.250%	1,599,000	1,551,030
10/15/20	8.375%	1,691,000	1,572,630
Frontier Communications Corp.
Senior Unsecured
04/15/17	8.250%	934,000	905,980
04/15/22	8.750%	580,000	575,650
Frontier Communications Corp. (b)
Senior Unsecured
03/15/19	7.125%	3,204,000	3,051,810
Integra Telecom Holdings, Inc. Senior Secured (a)
04/15/16	10.750%	1,021,000	939,320
Level 3 Communications, Inc. Senior Unsecured (a)
02/01/19	11.875%	1,575,000	1,496,250
Level 3 Escrow, Inc. Senior Unsecured (a)(b)
07/01/19	8.125%	1,035,000	914,681
Level 3 Financing, Inc.
02/15/17	8.750%	991,000	912,959
02/01/18	10.000%	2,802,000	2,689,920
Level 3 Financing, Inc. (a)
04/01/19	9.375%	795,000	739,350
PAETEC Holding Corp.
12/01/18	9.875%	3,025,000	3,168,687
Senior Secured
06/30/17	8.875%	1,793,000	1,882,650

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Qwest Corp. (d)
12/01/21	6.750%	2,825,000	2,761,437
Windstream Corp.
09/01/18	8.125%	355,000	357,663
10/15/20	7.750%	1,200,000	1,170,000
Windstream Corp. (b)
10/01/21	7.750%	$1,820,000	$1,756,300
Total			30,450,225
Total Corporate Bonds & Notes (Cost: $588,616,284)			$559,324,088

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 1.0%
Consumer Cyclical Services 0.3%
Avis Budget Car Rental LLC Tranche B Term Loan (g)(h)(i)
TBD	TBD%	1,641,000	1,630,055
Gaming 0.4%
Caesars Octavius LLC Tranche B Term Loan (g)(i)
04/25/17	9.250%	1,747,000	1,651,788
ROC Finance LLC Tranche B Term Loan (g)(i)
08/19/17	8.500%	820,000	806,675
Total			2,458,463
Media Non-Cable 0.3%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (g)(h)(i)
TBD	TBD%	1,904,000	1,794,520
Total Senior Loans (Cost: $6,019,473)			$5,883,038

Issuer		Shares	Value

Limited Partnerships —%
FINANCIALS –%
Diversified Financial Services –%
Varde Fund V LP (e)(f)(j)		5,000,000	77,023
TOTAL FINANCIALS			77,023
Total Limited Partnerships (Cost: $—)			$77,023

	Shares	Value

Money Market Fund 3.3%
Columbia Short-Term Cash Fund, 0.125% (k)(l)	19,058,554	$19,058,554
Total Money Market Fund (Cost: $19,058,554)		$19,058,554

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 5.7%
Certificates of Deposit 1.0%
Bank of Montreal
11/14/11	0.250%	2,000,000	$2,000,000
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	749,280	749,280
Branch Banking & Trust Corporation
10/11/11	0.200%	2,000,000	2,000,000
Credit Suisse
12/09/11	0.320%	1,000,000	1,000,000
Total			5,749,280
Repurchase Agreements 4.7%
MF Global Holdings Ltd. dated 09/30/11, matures 10/03/11, repurchase price $20,000,367 (m)
	0.220%	20,000,000	20,000,000
Mizuho Securities USA, Inc. dated 09/30/11, matures 10/03/11, repurchase price $5,000,067 (m)
	0.160%	5,000,000	5,000,000
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $2,708,164 (m)
	0.150%	2,708,130	2,708,130
Total			27,708,130
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $33,457,410)			$33,457,410
Total Investments
(Cost: $647,151,721) (n)			$617,800,113(o)
Other Assets & Liabilities, Net			(32,871,076)
Net Assets			$584,929,037

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $209,546,849 or 35.82% of net assets.

(b)	At September 30, 2011, security was partially or fully on loan.
(c)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $59,981,011 or 10.25% of net assets.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2011 was $2,925,863, representing 0.50% of net assets.  Information concerning such security holdings at September 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	02-09-00 thru 04-09-02	$1,017,723
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	12-11-01 thru 08-28-02	312,687
Varde Fund V LP	04-27-00 thru 06-19-00	—*
William Lyon Homes, Inc.
7.500% 02/15/14	01-28-04 thru 05-11-07	6,972,074

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2011, the value of these securities amounted to $1,444,123, which represents 0.25% of net assets.

(g)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.
(h)

Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(i)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of September 30, 2011. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j)	At September 30, 2011, there was no capital committed to the LLC or LP for future investment.
(k)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(l)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$7,909,130	$197,866,577	$(186,717,153)	$—	$19,058,554	$26,094	$19,058,554

(m)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

MF Global Holdings Ltd. (0.220%)

Security Description	Value
$13,323,674
Federal Home Loan Banks	480,871
Federal Home Loan Mortgage Corp	15,473
Federal National Mortgage Association	245,123
Ginnie Mae I pool	147,078
Ginnie Mae II pool	3,658
United States Treasury Note/Bond	6,184,329
Total Market Value of Collateral Securities	$20,400,206

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value
$4,938,416
Fannie Mae Grantor Trust	16,195
Fannie Mae REMICS	3,317
Fannie Mae Whole Loan	8,724
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	54,653
Freddie Mac REMICS	78,695
Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.150%)

Security Description	Value
Federal Home Loan Mortgage Corp.	$2,762,304
Total Market Value of Collateral Securities	$2,762,304

(n)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $647,152,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was

Unrealized Appreciation	$8,634,000
Unrealized Depreciation	(37,986,000)
Net Unrealized Depreciation	$(29,352,000)

(o)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes
Electric	$—	$15,466,857	$1,904,066	$17,370,923
Entertainment	—	7,819,495	1,367,100	9,186,595
All Other Industries	—	532,766,570	—	532,766,570
Total Bonds	—	556,052,922	3,271,166	559,324,088

Other
Senior Loans	—	5,883,038	—	5,883,038
Limited Partnerships	—	—	77,023	77,023
Affiliated Money Market Fund(c)	19,058,554	—	—	19,058,554
Investments of Cash Collateral Received for Securities on Loan	—	33,457,410	—	33,457,410
Total Other	19,058,554	39,340,448	77,023	58,476,025
Total	$19,058,554	$595,393,370	$3,348,189	$617,800,113

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain Corporate Bonds and Notes and certain Senior Loans classified as Level 3 securities are valued using a market approach and utilized single market quotations from broker dealers. Certain Corporate Bonds and Notes and certain Limited Partnerships classified as Level 3 securities are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds		Limited
	& Notes	Senior Loans	Partnerships	Total
Balance as of December 31, 2010	$1,728,094	$2,403,005	$100,860	$4,231,959
Accrued discounts/premiums	3,268	3,083	—	6,351
Realized gain (loss)	26,710	12,123	—	38,833
Change in unrealized appreciation (depreciation)*	(152,821)	12,504	(23,837)	(164,154)
Sales	(1,076,194)	(2,430,715)	—	(3,506,909)
Purchases	—	—	—	—
Transfers into Level 3	2,742,109	—	—	2,742,109
Transfers out of Level 3	—	—	—	—
Balance as of September 30, 2011	$3,271,166	$—	$77,023	$3,348,189

*Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2011 was $(176,658), which is comprised of Corporate Bonds & Notes of $(152,821) and Limited Partnerships of $(23,837).

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Income Opportunities Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 94.5%

Aerospace & Defense 3.6%

ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$7,350,000	$7,184,625
Ducommun, Inc. Senior Notes (a)
07/15/18	9.750%	830,000	827,925
Huntington Ingalls Industries, Inc. (a)
03/15/18	6.875%	3,822,000	3,554,460
Huntington Ingalls Industries, Inc. (a)(b)
03/15/21	7.125%	5,538,000	5,136,495
Kratos Defense & Security Solutions, Inc. Senior Secured (b)
06/01/17	10.000%	9,990,000	9,940,050
L-3 Communications Corp. (b)
10/15/15	6.375%	3,357,000	3,428,336
Oshkosh Corp.
03/01/17	8.250%	2,904,000	2,816,880
03/01/20	8.500%	5,143,000	4,988,710
TransDigm, Inc.
12/15/18	7.750%	3,351,000	3,409,643
Total			41,287,124

Automotive 2.7%

Accuride Corp. Senior Secured (b)
08/01/18	9.500%	965,000	887,800
Chrysler Group LLC/Co-Issuer, Inc. (a)(b)
Senior Secured
06/15/19	8.000%	1,345,000	1,052,463
06/15/21	8.250%	3,318,000	2,563,155
Dana Holding Corp. (b)
Senior Unsecured
02/15/19	6.500%	850,000	820,250
02/15/21	6.750%	6,811,000	6,555,587
Delphi Corp. (a)(b)
05/15/19	5.875%	1,535,000	1,427,550
05/15/21	6.125%	1,023,000	951,390
International Automotive Components Group SL Senior Secured (a)(c)
06/01/18	9.125%	472,000	441,320
Lear Corp. (b)
03/15/18	7.875%	4,336,000	4,563,640
03/15/20	8.125%	2,221,000	2,382,022
TRW Automotive, Inc. (a)(b)
12/01/17	8.875%	4,085,000	4,411,800
Visteon Corp. (a)(b)
04/15/19	6.750%	5,716,000	5,330,170
Total			31,387,147

Banking 0.2%

Lloyds Banking Group PLC (a)(c)
11/29/49	6.267%	4,558,000	2,005,520

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Brokerage 1.2%

E*Trade Financial Corp.
Senior Unsecured
06/01/16	6.750%	$7,147,000	$7,129,133
E*Trade Financial Corp. (b)
Senior Unsecured
12/01/15	7.875%	6,940,000	6,731,800
Total			13,860,933

Building Materials 1.8%

Building Materials Corp. of America Senior Notes (a)
05/01/21	6.750%	7,868,000	7,474,600
Euramax International, Inc. Senior Secured (a)
04/01/16	9.500%	3,105,000	2,491,763
Gibraltar Industries, Inc.
12/01/15	8.000%	3,807,000	3,711,825
Interface, Inc.
12/01/18	7.625%	874,000	874,000
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	4,380,000	4,182,900
Nortek, Inc. (a)(b)
12/01/18	10.000%	390,000	360,750
04/15/21	8.500%	2,465,000	1,984,325
Total			21,080,163

Chemicals 2.3%

CF Industries, Inc.
05/01/18	6.875%	2,482,000	2,761,225
05/01/20	7.125%	2,421,000	2,753,887
Chemtura Corp.
09/01/18	7.875%	827,000	810,460
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875%	1,424,000	1,174,800
Koppers, Inc.
12/01/19	7.875%	1,040,000	1,079,000
Lyondell Chemical Co. Senior Secured (a)(b)
11/01/17	8.000%	6,104,000	6,577,060
Nalco Co. (a)
01/15/19	6.625%	7,019,000	7,685,805
Polypore International, Inc.
11/15/17	7.500%	3,000,000	3,015,000
Total			25,857,237

Construction Machinery 3.4%

Case New Holland, Inc.
12/01/17	7.875%	6,622,000	7,052,430

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Construction Machinery (continued)

Columbus McKinnon Corp.
02/01/19	7.875%	$1,100,000	$1,067,000
Manitowoc Co., Inc. (The)
11/01/20	8.500%	1,550,000	1,402,750
Manitowoc Co., Inc. (The) (b)
02/15/18	9.500%	5,435,000	5,299,125
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	4,467,000	3,930,960
RSC Equipment Rental, Inc./Holdings III LLC
02/01/21	8.250%	1,675,000	1,448,875
RSC Equipment Rental, Inc./Holdings III LLC (a)
Senior Secured
07/15/17	10.000%	3,380,000	3,574,350
United Rentals North America, Inc. (b)
12/15/19	9.250%	12,620,000	13,061,700
Xerium Technologies, Inc. (a)(b)
06/15/18	8.875%	2,665,000	2,425,150
Total			39,262,340

Consumer Cyclical Services 0.4%

Garda World Security Corp. Senior Unsecured (a)(c)
03/15/17	9.750%	1,885,000	1,913,275
Goodman Networks, Inc. Senior Secured (a)
07/01/18	12.125%	3,054,000	2,870,760
Total			4,784,035

Consumer Products 1.7%

ACCO Brands Corp. Senior Secured
03/15/15	10.625%	288,000	309,600
Central Garden and Pet Co.
03/01/18	8.250%	4,940,000	4,767,100
Jarden Corp.
05/01/16	8.000%	3,297,000	3,482,456
Libbey Glass, Inc. Senior Secured
02/15/15	10.000%	4,058,000	4,250,755
Spectrum Brands Holdings, Inc. Senior Secured
06/15/18	9.500%	6,406,000	6,822,390
Total			19,632,301

Diversified Manufacturing 1.7%

Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	3,474,000	3,586,905

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Diversified Manufacturing (continued)

CPM Holdings, Inc. Senior Secured
09/01/14	10.625%	$7,059,000	$7,482,540
Tomkins LLC/Inc. Secured (a)(b)
10/01/18	9.000%	1,090,000	1,111,800
WireCo WorldGroup, Inc. (a)
05/15/17	9.750%	6,935,000	7,004,350
Total			19,185,595

Electric 2.8%

AES Corp. (The)
Senior Unsecured
10/15/17	8.000%	725,000	728,625
AES Corp. (The) (a)(b)
Senior Unsecured
07/01/21	7.375%	5,452,000	5,152,140
Calpine Corp. Senior Secured (a)(b)
02/15/21	7.500%	2,670,000	2,576,550
Dolphin Subsidiary II, Inc. (a)(d)
Senior Unsecured
10/15/16	6.500%	1,893,000	1,869,338
10/15/21	7.250%	1,104,000	1,070,880
Edison Mission Energy Senior Unsecured (b)
05/15/17	7.000%	5,870,000	3,492,650
Energy Future Holdings Corp. Senior Secured
01/15/20	10.000%	3,545,000	3,438,650
GenOn Energy, Inc. Senior Unsecured (b)
10/15/18	9.500%	2,407,000	2,262,580
Ipalco Enterprises, Inc. (a)
Senior Secured
04/01/16	7.250%	2,015,000	2,110,712
Ipalco Enterprises, Inc. (a)(b)
Senior Secured
05/01/18	5.000%	1,626,000	1,532,505
Midwest Generation LLC Pass-Through Certificates (b)
01/02/16	8.560%	8,527,052	8,399,146
Total			32,633,776

Entertainment 1.1%

AMC Entertainment, Inc. (b)
06/01/19	8.750%	3,867,000	3,799,327
Cinemark U.S.A., Inc.
06/15/19	8.625%	2,039,000	2,100,170
Regal Cinemas Corp.
07/15/19	8.625%	2,975,000	3,027,063

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Entertainment (continued)
Speedway Motorsports, Inc.
06/01/16	8.750%	$2,800,000	$2,954,000
02/01/19	6.750%	445,000	423,863
Total			12,304,423

Environmental 0.2%

Clean Harbors, Inc. Senior Secured (b)
08/15/16	7.625%	1,774,000	1,849,395

Food and Beverage 0.4%

Cott Beverages, Inc.
11/15/17	8.375%	1,205,000	1,229,100
09/01/18	8.125%	1,347,000	1,373,940
Darling International, Inc.
12/15/18	8.500%	650,000	700,375
Dean Foods Co. (b)
12/15/18	9.750%	1,165,000	1,179,563
Total			4,482,978

Gaming 4.0%

Caesars Entertainment Operating Co., Inc. Senior Secured (b)
06/01/17	11.250%	4,311,000	4,348,721
FireKeepers Development Authority Senior Secured (a)
05/01/15	13.875%	2,750,000	3,121,250
MGM Resorts International Senior Secured
03/15/20	9.000%	11,068,000	11,400,040
Penn National Gaming, Inc. Senior Subordinated Notes (b)
08/15/19	8.750%	3,274,000	3,470,440
ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	2,149,000	2,170,490
San Pasqual Casino (a)
09/15/13	8.000%	1,520,000	1,485,800
Seminole Indian Tribe of Florida (a)
10/01/17	7.750%	4,520,000	4,542,600
10/01/20	7.804%	1,820,000	1,810,900
Senior Secured
10/01/20	6.535%	4,385,000	4,202,058
Seneca Gaming Corp. (a)
12/01/18	8.250%	2,533,000	2,438,013
Shingle Springs Tribal Gaming Authority Senior Notes (a)
06/15/15	9.375%	5,426,000	3,174,210
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	4,262,000	4,283,310
Total			46,447,832

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Gas Pipelines 3.3%

Copano Energy LLC/Finance Corp.
04/01/21	7.125%	$810,000	$801,900
El Paso Corp.
Senior Unsecured
09/15/20	6.500%	1,271,000	1,369,503
El Paso Corp. (b)
Senior Unsecured
01/15/32	7.750%	5,720,000	6,625,247
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	5,169,000	5,194,845
Regency Energy Partners LP/Finance Corp. (b)
06/01/16	9.375%	4,205,000	4,551,912
12/01/18	6.875%	1,649,000	1,698,470
Sonat, Inc. Senior Unsecured
02/01/18	7.000%	2,600,000	2,859,888
Southern Star Central Corp.
Senior Unsecured
03/01/16	6.750%	7,827,000	7,748,730
Southern Star Central Corp. (a)
Senior Unsecured
03/01/16	6.750%	6,490,000	6,522,450
Total			37,372,945

Health Care 6.0%

AMGH Merger Sub, Inc. Senior Secured (a)(b)
11/01/18	9.250%	871,000	875,355
American Renal Holdings Co., Inc. Senior Secured
05/15/18	8.375%	2,999,000	3,013,995
CHS/Community Health Systems, Inc. (b)
07/15/15	8.875%	6,608,000	6,492,360
ConvaTec Healthcare E SA Senior Unsecured (a)(c)
12/15/18	10.500%	5,229,000	4,601,520
Fresenius Medical Care U.S. Finance, Inc. (a)(b)
09/15/18	6.500%	895,000	908,425
02/15/21	5.750%	4,230,000	4,060,800
HCA, Inc.
Senior Secured
02/15/20	6.500%	8,596,000	8,402,590
09/15/20	7.250%	13,105,000	13,236,050
HCA, Inc. (b)
02/15/22	7.500%	3,600,000	3,321,000
Senior Secured
02/15/20	7.875%	3,700,000	3,829,500
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	2,321,000	2,262,975
Healthsouth Corp.
09/15/22	7.750%	398,000	361,185
Healthsouth Corp. (b)
02/15/20	8.125%	521,000	488,438

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Health Care (continued)

InVentiv Health, Inc. (a)
08/15/18	10.000%	$2,084,000	$1,839,130
LifePoint Hospitals, Inc.
10/01/20	6.625%	1,251,000	1,232,235
Omnicare, Inc.
06/01/20	7.750%	3,211,000	3,275,220
STHI Holding Corp. Secured (a)
03/15/18	8.000%	1,164,000	1,123,260
Tenet Healthcare Corp. Senior Secured
07/01/19	8.875%	2,005,000	2,120,287
Vanguard Health Holding Co. II LLC/Inc. (b)
02/01/18	8.000%	7,682,000	7,048,235
02/01/19	7.750%	400,000	356,500
Total			68,849,060

Home Construction 0.5%

KB Home
09/15/17	9.100%	2,155,000	1,831,750
Shea Homes LP/Funding Corp. Senior Secured (a)(b)
05/15/19	8.625%	4,195,000	3,439,900
William Lyon Homes, Inc. (e)
02/15/14	7.500%	518,000	106,190
Total			5,377,840

Independent Energy 7.1%

Antero Resources Finance Corp. (a)(b)
08/01/19	7.250%	197,000	187,150
Berry Petroleum Co.
Senior Unsecured
06/01/14	10.250%	4,735,000	5,303,200
Berry Petroleum Co. (b)
Senior Unsecured
11/01/20	6.750%	975,000	928,688
Bill Barrett Corp.
10/01/19	7.625%	1,231,000	1,209,458
Brigham Exploration Co. (b)
10/01/18	8.750%	2,365,000	2,530,550
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	5,309,000	5,202,820
Chaparral Energy, Inc.
10/01/20	9.875%	1,270,000	1,270,000
09/01/21	8.250%	3,473,000	3,169,112
Chesapeake Energy Corp. (b)
08/15/20	6.625%	8,750,000	9,012,500
02/15/21	6.125%	5,084,000	5,122,130
Comstock Resources, Inc.
10/15/17	8.375%	2,123,000	2,038,080
Comstock Resources, Inc. (b)
04/01/19	7.750%	1,148,000	1,073,380

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)

Concho Resources, Inc.
10/01/17	8.625%	$3,251,000	$3,446,060
01/15/21	7.000%	2,520,000	2,507,400
01/15/22	6.500%	4,047,000	3,986,295
Continental Resources, Inc.
10/01/20	7.375%	1,008,000	1,043,280
04/01/21	7.125%	2,318,000	2,358,565
Denbury Resources, Inc. (b)
02/15/20	8.250%	493,000	520,115
EXCO Resources, Inc.
09/15/18	7.500%	1,092,000	977,340
MEG Energy Corp. (a)(c)
03/15/21	6.500%	3,390,000	3,245,925
Oasis Petroleum, Inc. (a)(b)
02/01/19	7.250%	4,003,000	3,912,932
Petrohawk Energy Corp.
08/15/18	7.250%	4,393,000	5,019,002
06/01/19	6.250%	1,866,000	2,117,910
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	5,609,000	5,861,405
Range Resources Corp.
08/01/20	6.750%	2,920,000	3,109,800
06/01/21	5.750%	994,000	1,031,275
Range Resources Corp. (b)
05/15/19	8.000%	2,632,000	2,882,040
Southwestern Energy Co.
02/01/18	7.500%	2,035,000	2,305,069
Total			81,371,481

Life Insurance 0.7%

ING Groep NV (c)(f)
12/29/49	5.775%	11,153,000	8,169,573

Lodging 0.2%

Starwood Hotels & Resorts Worldwide, Inc. Senior Unsecured (b)
12/01/19	7.150%	1,254,000	1,363,725
Wyndham Worldwide Corp. Senior Unsecured
02/01/18	5.750%	553,000	564,745
Total			1,928,470

Media Cable 3.8%

CCO Holdings LLC/Capital Corp. (b)
01/15/19	7.000%	2,835,000	2,749,950
04/30/20	8.125%	9,461,000	9,886,745
CSC Holdings LLC Senior Unsecured (b)
02/15/19	8.625%	2,789,000	3,060,928

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Cable (continued)

Cablevision Systems Corp. Senior Unsecured (b)
09/15/17	8.625%	$2,181,000	$2,270,966
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
11/15/17	8.625%	7,317,000	7,243,830
DISH DBS Corp.
09/01/19	7.875%	2,058,000	2,099,160
DISH DBS Corp. (a)(b)
06/01/21	6.750%	7,181,000	6,857,855
Insight Communications Co., Inc. Senior Unsecured (a)
07/15/18	9.375%	2,100,000	2,394,000
Videotron Ltee (c)
04/15/18	9.125%	6,495,000	7,079,550
Total			43,642,984

Media Non-Cable 6.5%

AMC Networks, Inc. (a)(b)
07/15/21	7.750%	5,363,000	5,497,075
Belo Corp.
11/15/16	8.000%	7,468,000	7,878,740
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	11,670,000	11,932,575
Cumulus Media, Inc. (a)(b)
05/01/19	7.750%	1,988,000	1,620,220
EH Holding Corp. Senior Secured (a)(b)
06/15/19	6.500%	2,859,000	2,751,788
Intelsat Jackson Holdings SA (a)(b)(c)
04/01/21	7.500%	2,925,000	2,720,250
Intelsat Jackson Holdings SA (a)(c)
04/01/19	7.250%	3,565,000	3,306,537
National CineMedia LLC Senior Unsecured
07/15/21	7.875%	2,888,000	2,859,120
Nielsen Finance LLC/Co. (b)
10/15/18	7.750%	3,739,000	3,813,780
RR Donnelley & Sons Co.
Senior Unsecured
06/15/20	7.625%	2,124,000	1,885,050
RR Donnelley & Sons Co. (b)
Senior Unsecured
05/15/18	7.250%	1,704,000	1,539,990
Salem Communications Corp. Secured
12/15/16	9.625%	7,294,000	7,294,000
Sinclair Television Group, Inc. Secured (a)
11/01/17	9.250%	8,593,000	8,936,720

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Non-Cable (continued)

Univision Communications, Inc. Senior Secured (a)(b)
11/01/20	7.875%	$6,351,000	$5,842,920
XM Satellite Radio, Inc. (a)
11/01/18	7.625%	6,883,000	6,814,170
Total			74,692,935

Metals 5.0%

Alpha Natural Resources, Inc. (b)
06/01/19	6.000%	7,298,000	6,823,630
06/01/21	6.250%	2,093,000	1,951,722
Arch Coal, Inc. (a)
06/15/21	7.250%	3,743,000	3,630,710
Arch Coal, Inc. (a)(b)
06/15/19	7.000%	5,615,000	5,334,250
Calcipar SA Senior Secured (a)(c)
05/01/18	6.875%	4,220,000	3,650,300
Compass Minerals International, Inc. (b)
06/01/19	8.000%	1,610,000	1,702,575
Consol Energy, Inc.
04/01/17	8.000%	6,532,000	6,825,940
04/01/20	8.250%	4,490,000	4,725,725
FMG Resources August 2006 Proprietary Ltd. (a)(b)(c)
02/01/16	6.375%	2,101,000	1,890,900
02/01/18	6.875%	3,671,000	3,230,480
FMG Resources August 2006 Proprietary Ltd. (a)(c)
11/01/15	7.000%	8,550,000	8,079,750
JMC Steel Group Senior Notes (a)
03/15/18	8.250%	3,380,000	3,177,200
Novelis, Inc. (c)
12/15/20	8.750%	3,785,000	3,709,300
Rain CII Carbon LLC/Corp. Senior Secured (a)
12/01/18	8.000%	3,185,000	3,153,150
Total			57,885,632

Non-Captive Consumer 1.2%

SLM Corp. (b)
Senior Notes
01/25/16	6.250%	2,904,000	2,850,375
Senior Unsecured
03/25/20	8.000%	6,382,000	6,300,291
Springleaf Finance Corp. Senior Unsecured (b)
12/15/17	6.900%	7,245,000	5,089,612
Total			14,240,278

Non-Captive Diversified 7.7%

Ally Financial, Inc. (b)
12/01/17	6.250%	3,735,000	3,253,596
03/15/20	8.000%	19,469,000	18,020,896

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Non-Captive Diversified (continued)

09/15/20	7.500%	$2,945,000	$2,665,225
CIT Group, Inc. (a)(b)
Secured
05/02/17	7.000%	19,740,000	19,147,800
04/01/18	6.625%	4,090,000	3,957,075
Ford Motor Credit Co. LLC
Senior Unsecured
10/01/14	8.700%	839,000	906,311
Ford Motor Credit Co. LLC (b)
Senior Unsecured
05/15/18	5.000%	5,487,000	5,299,981
01/15/20	8.125%	3,250,000	3,686,969
02/01/21	5.750%	15,056,000	14,897,897
International Lease Finance Corp.
Senior Unsecured
05/15/19	6.250%	3,898,000	3,388,110
International Lease Finance Corp. (b)
Senior Unsecured
03/15/17	8.750%	3,140,000	3,155,700
09/01/17	8.875%	3,905,000	3,914,763
12/15/20	8.250%	6,887,000	6,749,260
Total			89,043,583

Oil Field Services 1.3%

Offshore Group Investments Ltd. (a)(c)
Senior Secured
08/01/15	11.500%	1,705,000	1,781,500
Offshore Group Investments Ltd. (b)(c)
Senior Secured
08/01/15	11.500%	6,339,000	6,529,170
Oil States International, Inc. (a)
06/01/19	6.500%	4,495,000	4,393,863
Trinidad Drilling Ltd. Senior Unsecured (a)(c)
01/15/19	7.875%	1,900,000	1,889,574
Total			14,594,107

Other Industry 0.8%

Chart Industries, Inc.
10/15/15	9.125%	7,540,000	7,769,367
Interline Brands, Inc.
11/15/18	7.000%	1,439,000	1,406,622
Total			9,175,989

Packaging 3.4%

ARD Finance SA Senior Secured PIK (a)(c)
06/01/18	11.125%	1,035,000	859,050
Ardagh Packaging Finance PLC (a)(b)(c)
Senior Secured
10/15/17	7.375%	5,967,000	5,698,485
10/15/20	9.125%	2,160,000	1,944,000
Ball Corp.
09/01/19	7.375%	1,435,000	1,513,925

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Packaging (continued)
Ball Corp. (b)
09/15/20	6.750%	$1,500,000	$1,556,250
Greif, Inc.
Senior Unsecured
02/01/17	6.750%	3,338,000	3,354,690
08/01/19	7.750%	905,000	941,200
Reynolds Group Issuer, Inc./LLC (a)
Senior Secured
04/15/19	7.125%	2,415,000	2,245,950
08/15/19	7.875%	12,667,000	12,223,655
Reynolds Group Issuer, Inc./LLC (a)(b)
Senior Secured
02/15/21	6.875%	2,505,000	2,279,550
Senior Unsecured
08/15/19	9.875%	5,185,000	4,562,800
Sealed Air Corp. (a)(d)
Senior Unsecured
09/15/19	8.125%	1,251,000	1,263,510
09/15/21	8.375%	1,043,000	1,053,430
Total			39,496,495

Paper 0.8%

Cascades, Inc. (c)
12/15/17	7.750%	5,255,000	4,992,250
Verso Paper Holdings LLC/Inc. Secured (b)
02/01/19	8.750%	6,099,000	4,208,310
Total			9,200,560

Pharmaceuticals 1.1%

Endo Pharmaceuticals Holdings, Inc. (a)(b)
01/15/22	7.250%	1,592,000	1,595,980
Grifols, Inc. Senior Secured (a)
02/01/18	8.250%	3,572,000	3,572,000
Mylan, Inc. (a)(b)
11/15/18	6.000%	6,440,000	6,262,900
Warner Chilcott Co./Finance LLC (a)(d)
09/15/18	7.750%	1,653,000	1,578,615
Total			13,009,495

Railroads 0.2%

Kansas City Southern Railway (b)
06/01/15	8.000%	2,600,000	2,769,000

Refining 0.3%

United Refining Co. Senior Secured
02/28/18	10.500%	3,502,000	3,291,880

Retailers 1.9%

Limited Brands, Inc.
04/01/21	6.625%	1,615,000	1,627,113

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Retailers (continued)

Limited Brands, Inc. (b)
05/01/20	7.000%	$2,770,000	$2,908,500
QVC, Inc. (a)
Senior Secured
04/15/17	7.125%	2,900,000	3,066,750
10/01/19	7.500%	4,977,000	5,400,045
Rite Aid Corp. Senior Secured (b)
08/15/20	8.000%	5,160,000	5,379,300
Toys R Us Property Co. II LLC Senior Secured
12/01/17	8.500%	3,896,000	3,798,600
Total			22,180,308

Technology 4.5%

Amkor Technology, Inc.
Senior Unsecured
05/01/18	7.375%	3,021,000	2,915,265
Amkor Technology, Inc. (a)(b)
Senior Unsecured
06/01/21	6.625%	6,116,000	5,657,300
Brocade Communications Systems, Inc.
Senior Secured
01/15/18	6.625%	5,774,000	5,875,045
01/15/20	6.875%	788,000	804,745
CDW LLC/Finance Corp. Senior Secured (a)(b)
12/15/18	8.000%	7,900,000	7,742,000
Cardtronics, Inc.
09/01/18	8.250%	3,000,000	3,120,000
CommScope, Inc. (a)(b)
01/15/19	8.250%	954,000	930,150
Equinix, Inc. Senior Unsecured (b)
07/15/21	7.000%	1,525,000	1,517,375
First Data Corp. (a)
01/15/21	12.625%	1,405,000	1,039,700
Senior Secured
08/15/20	8.875%	3,905,000	3,670,700
First Data Corp. (a)(b)
Senior Secured
06/15/19	7.375%	1,637,000	1,522,410
First Data Corp. (b)
09/24/15	9.875%	941,000	788,088
Freescale Semiconductor, Inc. Senior Secured (a)(c)
04/15/18	9.250%	4,445,000	4,567,237
Interactive Data Corp. (b)
08/01/18	10.250%	4,665,000	5,014,875
NXP BV/Funding LLC Senior Secured (a)(b)(c)
08/01/18	9.750%	2,520,000	2,583,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology (continued)

iGate Corp. (a)(b)
05/01/16	9.000%	$4,204,000	$3,951,760
Total			51,699,650

Transportation Services 0.9%

AE Escrow Corp. Senior Unsecured (a)(d)
03/15/20	9.750%	2,115,000	2,030,400
Avis Budget Car Rental LLC/Finance, Inc. (b)
03/15/18	9.625%	1,192,000	1,180,080
01/15/19	8.250%	1,988,000	1,819,020
Hertz Corp. (The) (b)
10/15/18	7.500%	3,060,000	2,922,300
01/15/21	7.375%	2,864,000	2,616,980
Total			10,568,780

Wireless 4.5%

CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured (a)
05/01/17	7.750%	4,867,000	5,183,355
Cricket Communications, Inc.
Senior Secured
05/15/16	7.750%	4,930,000	4,948,488
Cricket Communications, Inc. (a)
10/15/20	7.750%	2,153,000	1,851,580
Crown Castle International Corp. Senior Unsecured (b)
11/01/19	7.125%	4,000,000	4,125,000
MetroPCS Wireless, Inc. (b)
09/01/18	7.875%	2,710,000	2,642,250
11/15/20	6.625%	732,000	644,160
Nextel Communications, Inc. (b)
08/01/15	7.375%	1,598,000	1,514,105
SBA Telecommunications, Inc. (b)
08/15/16	8.000%	2,100,000	2,199,750
08/15/19	8.250%	2,387,000	2,506,350
Sprint Capital Corp.
11/15/28	6.875%	11,413,000	8,531,217
Sprint Nextel Corp. Senior Unsecured (b)
08/15/17	8.375%	6,303,000	5,861,790
Wind Acquisition Finance SA (a)(b)(c)
Secured
07/15/17	11.750%	5,871,000	4,990,350
Wind Acquisition Finance SA (a)(c)
Senior Secured
02/15/18	7.250%	8,226,000	6,992,100
Total			51,990,495

Wirelines 5.3%

CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	10,359,000	9,598,815

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)

Cincinnati Bell, Inc.
10/15/17	8.250%	$4,900,000	$4,753,000
Frontier Communications Corp. (b)
Senior Unsecured
10/01/18	8.125%	20,000	19,600
04/15/20	8.500%	9,548,000	9,261,560
Integra Telecom Holdings, Inc. Senior Secured (a)
04/15/16	10.750%	1,602,000	1,473,840
Level 3 Financing, Inc.
02/15/17	8.750%	657,000	605,261
Level 3 Financing, Inc. (a)(b)
04/01/19	9.375%	8,731,000	8,119,830
PAETEC Holding Corp. Senior Secured
06/30/17	8.875%	6,614,000	6,944,700
Qwest Corp. Senior Unsecured (d)
12/01/21	6.750%	18,015,000	17,609,663
Windstream Corp.
10/15/20	7.750%	2,730,000	2,661,750
Total			61,048,019
Total Corporate Bonds & Notes (Cost: $1,117,654,058)			$1,087,660,358

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 1.0%

Consumer Cyclical Services 0.3%

Avis Budget Car Rental LLC Tranche B Term Loan (f)(g)(h)
TBD	TBD	3,199,000	3,177,663

Gaming 0.4%

Caesars Octavius LLC Tranche B Term Loan (f)(h)
04/25/17	9.250%	2,957,000	2,795,843
ROC Finance LLC Tranche B Term Loan (f)(h)
08/19/17	8.500%	1,568,000	1,542,520
Total			4,338,363

Media Non-Cable 0.3%

Cumulus Media Holdings, Inc. 2nd Lien Term Loan (f)(g)(h)
TBD	TBD	3,624,000	3,415,620

Senior Loans (continued)

Total Senior Loans (Cost: $11,172,442)	$10,931,646

	Shares	Value

Money Market Fund 5.3%

Columbia Short-Term Cash Fund, 0.125% (i)(j)	61,397,737	$61,397,737

Total Money Market Fund (Cost: $61,397,737)		$61,397,737

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 23.4%

Asset-Backed Commercial Paper 2.6%

Alpine Securitization
10/14/11	0.190%	1,999,746	$1,999,746
Atlantis One
12/21/11	0.350%	9,991,153	9,991,153
Cancara Asset Securitisation LLC
10/03/11	0.250%	4,998,889	4,998,889
Regency Markets No. 1 LLC
10/18/11	0.250%	4,998,889	4,998,889
Scaldis Capital LLC
10/04/11	0.550%	7,999,511	7,999,511
Total			29,988,188

Certificates of Deposit 17.2%

ABM AMRO Bank N.V.
10/12/11	0.310%	6,998,192	6,998,192
Bank of America, National Association
10/03/11	0.350%	10,000,000	10,000,000
Bank of Montreal
11/14/11	0.250%	10,000,000	10,000,000
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	3,996,161	3,996,161
Branch Banking & Trust Corporation
01/09/12	0.350%	10,000,000	10,000,000
Clydesdale Bank PLC
12/30/11	0.550%	3,994,447	3,994,447
Credit Industrial et Commercial
11/21/11	0.410%	7,000,000	7,000,000
Credit Suisse
10/25/11	0.285%	6,000,000	6,000,000
11/17/11	0.300%	5,000,000	5,000,000
Deutsche Bank AG
10/19/11	0.290%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
10/21/11	0.270%	7,000,000	7,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

DnB NOR ASA
11/23/11	0.300%	$10,000,000	$10,000,000
Erste Bank der Oesterreichische
10/11/11	0.380%	5,000,046	5,000,046
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/21/11	0.320%	3,000,000	3,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
10/11/11	0.340%	3,000,000	3,000,000
Lloyds Bank PLC
10/14/11	0.346%	8,000,000	8,000,000
National Australia Bank
11/18/11	0.255%	4,999,915	4,999,915
National Bank of Canada
10/07/11	0.272%	7,000,000	7,000,000
11/18/11	0.270%	5,000,000	5,000,000
Natixis
10/07/11	0.496%	7,000,000	7,000,000
Nordea Bank AB
12/09/11	0.310%	7,000,000	7,000,000
Pohjola Bank PLC
10/12/11	0.650%	5,000,000	5,000,000
Rabobank
12/15/11	0.330%	1,000,110	1,000,110
Royal Bank of Canada
10/14/11	0.210%	5,001,644	5,001,644
Skandinaviska Enskilda Banken AB
10/03/11	0.150%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
10/11/11	0.250%	5,000,000	5,000,000
Standard Chartered Bank PLC
12/29/11	0.550%	8,987,505	8,987,505
Svenska Handelsbanken
11/23/11	0.300%	5,000,063	5,000,063
03/01/12	0.460%	5,000,000	5,000,000
Swedbank AB
10/24/11	0.260%	10,000,000	10,000,000
United Overseas Bank Ltd.
10/28/11	0.270%	8,000,000	8,000,000
Total			197,978,083

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper 0.5%

Macquarie Bank Ltd.
11/10/11	0.461%	$4,988,308	$4,988,308

Other Short-Term Obligations 0.6%

The Goldman Sachs Group, Inc.
10/17/11	0.280%	7,000,000	7,000,000

Repurchase Agreements 2.5%

G.X. Clarke and Company dated 09/30/11, matures 10/03/11, repurchase price $3,000,045 (k)
	0.180%	3,000,000	3,000,000
Goldman Sachs & Co. dated 09/19/11, matures 10/03/11, repurchase price 10,000,083 (k)
	0.100%	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 09/30/11, matures 10/03/11, repurchase price $5,000,067 (k)
	0.160%	5,000,000	5,000,000
Nomura Securities dated 09/30/11, matures 10/03/11, repurchase price $5,000,062 (k)
	0.150%	5,000,000	5,000,000
Pershing LLC dated 09/30/11, matures 10/03/11, repurchase price $5,000,075 (k)
	0.180%	5,000,000	5,000,000
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $849,752 (k)
	0.150%	849,742	849,742
Total			28,849,742
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $268,804,321)			$268,804,321

Total Investments (Cost: $1,459,028,558) (l)			$1,428,794,062(m)
Other Assets & Liabilities, Net			(277,947,285)

Net Assets			$1,150,846,777

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $393,350,678 or 34.18% of net assets.

(b)	At September 30, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $96,870,916 or 8.42% of net assets.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2011 was $106,190, representing 0.01% of net assets. Information concerning such security holdings at September 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
William Lyon Homes, Inc.
02/15/14 7.500%	05-10-07 - 05-11-07	$495,765

(f)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.
(g)

Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(h)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average of the coupon rates in effect as of September 30, 2011. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(j)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$28,932,238	$342,191,739	$(309,726,240)	$—	$61,397,737	$75,112	$61,397,737

(k)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

G.X. Clarke and Company (0.180%)

Security Description	Value
Fannie Mae Interest Strip	$389
Fannie Mae Pool	2,523
Fannie Maw REMICS	336
Federal Farm Credit Bank	97,290
Federal Home Loan Banks	291,581
Federal Home Loan Mortgage Corp	197,897
Federal National Mortgage Association	159,128
Feddie Mac Coupon Strip	3,517
Feddie Mac Gold Pool	542
Feddie Mac REMICS	24,677
Government National Mortgage Association	4,147
United States Treasury Bill	38,699
United States Treasury Note/Bond	162,089
United States Treasury Strip Coupon	29,939
United States Treasury Strip Principal	7,258
Total Market Value of Collateral Securities	$1,020,012

Goldman Sachs & Co. (0.100%)

Security Description	Value
Government National Mortgage Association	$10,200,000
Total Market Value of Collateral Securities	$10,200,000

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value
Fannie Mae Grantor Trust	$49,182
Fannie Mae Pool	1,623,356
Fannie Mae REMICS	1,056,619
Fannie Mae Whole Loan	8,724
Federal Home Loan Bank of Chicago	10,376
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	54,653
Freddie Mac Gold Pool	897,056
Freddie Mac REMICS	1,378,851
Ginnie Mae II Pool	21,183
Total Market Value of Collateral Securities	$5,100,000

Nomura Securities (0.150%)

Security Description	Value
Ginnie Mae I Pool	$4,182,918
Ginnie Mae II Pool	917,082
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$1,390,666
Fannie Mae REMICS	882,478
Fannie Mae Whole Loan	9,938
Fannie Mae-Aces	19,338
Freddie Mac REMICS	1,645,249
Ginnie Mae I Pool	794,724
Government National Mortgage Association	357,607
Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.150%)

Security Description	Value
Freddie Mac Gold Pool	$866,740
Total Market Value of Collateral Securities	$866,740

(l)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $1,459,029,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$18,875,000
Unrealized Depreciation	(49,110,000)
Net Unrealized Depreciation	$(30,235,000)

(m)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes
Electric	$—	$24,234,630	$8,399,146	$32,633,776
All Other Industries	—	1,055,026,582	—	1,055,026,582
Total Bonds	—	1,079,261,212	8,399,146	1,087,660,358

Other
Senior Loans	—	10,931,646	—	10,931,646
Affiliated Money Market Fund(c)	61,397,737	—	—	61,397,737
Investments of Cash Collateral Received for Securities on Loan	—	268,804,321	—	268,804,321
Total Other	61,397,737	279,735,967	—	341,133,704
Total	$61,397,737	$1,358,997,179	$8,399,146	$1,428,794,062

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain Corporate Bonds and Senior Loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Bonds	Senior
	& Notes	Loans	Total
Balance as of December 31, 2010	$—	$860,335	$860,335
Accrued discounts/premiums	74,030	1,105	75,135
Realized gain (loss)	212,201	4,340	216,541
Change in unrealized appreciation (depreciation)*	(497,339)	4,476	(492,863)
Sales	(3,483,494)	(870,256)	(4,353,750)
Transfers into Level 3	12,093,748	—	12,093,748
Balance as of September 30, 2011	$8,399,146	$—	$8,399,146

Financial Assets were transferred from Level 2 to Level 3 due to the utilization of single market quotations from broker dealers. As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

*Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2011 was $(497,339), which comprised of Corporate Bonds & Notes.

Transferred in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – International Opportunity Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.2%
AUSTRALIA 3.5%
Australia & New Zealand Banking Group Ltd. (a)	259,114	$4,809,466
BHP Billiton Ltd. (a)	106,800	3,536,197
Newcrest Mining Ltd. (a)(b)	123,408	4,067,671
Rio Tinto Ltd. (a)(b)	31,148	1,824,446
Total		14,237,780
BELGIUM 1.2%
Anheuser-Busch InBev NV (a)	92,867	4,929,301
BRAZIL 1.9%
Itaú Unibanco Holding SA, ADR (a)	165,510	2,568,715
Lojas Renner SA (a)	98,800	2,647,278
MRV Engenharia e Participacoes SA (a)	226,800	1,155,561
Vale SA, ADR (a)	54,125	1,234,050
Total		7,605,604
CANADA 2.3%
Canadian National Railway Co. (a)	50,800	3,394,908
CGI Group, Inc., Class A (a)(c)	199,800	3,758,048
Progressive Waste Solutions Ltd. (a)(b)	113,290	2,331,964
Total		9,484,920
CHINA 2.8%
Agricultural Bank of China Ltd., Class H (a)(b)	4,943,000	1,613,978
China National Building Material Co., Ltd., Class H (a)(b)	1,652,000	1,392,206
CNOOC Ltd. (a)	1,170,000	1,881,237
Dongfeng Motor Group Co., Ltd., Class H (a)(b)	750,000	1,016,768
Ping An Insurance Group Co., Class H (a)(b)	226,500	1,266,431
Tencent Holdings Ltd. (a)	97,500	2,022,356
Yanzhou Coal Mining Co., Ltd., Class H (a)	938,000	1,995,885
Total		11,188,861
DENMARK 1.0%
Novo Nordisk A/S, Class B (a)	42,011	4,189,934
FINLAND 1.5%
Fortum OYJ (a)	142,530	3,354,992
KONE OYJ, Class B (a)	54,515	2,592,902
Total		5,947,894

Issuer	Shares	Value

Common Stocks (continued)
FRANCE 4.6%
Air Liquide SA (a)	29,982	$3,501,174
Edenred (a)	204,588	4,873,860
Legrand SA (a)	76,634	2,389,021
Publicis Groupe SA (a)	81,765	3,412,582
Safran SA (a)	68,674	2,100,802
Schneider Electric SA (a)	46,794	2,504,207
Total		18,781,646
GERMANY 7.9%
Allianz SE, Registered Shares (a)	68,946	6,462,256
BASF SE (a)	41,569	2,534,273
Bayerische Motoren Werke AG (a)	31,208	2,061,639
Brenntag AG (a)	26,974	2,339,983
Fresenius Medical Care AG & Co. KGaA (a)	121,937	8,272,102
Kabel Deutschland Holding AG (a)(c)	73,594	3,945,730
Linde AG (a)	18,227	2,439,018
SAP AG (a)	81,562	4,150,060
Total		32,205,061
HONG KONG 2.4%
AIA Group Ltd. (a)	975,400	2,762,275
China Unicom Hong Kong Ltd. (a)(b)	980,000	1,992,452
Li & Fung Ltd. (a)	1,728,000	2,883,310
Sun Hung Kai Properties Ltd. (a)	174,000	1,996,130
Total		9,634,167
INDONESIA 1.0%
PT Bank Mandiri Tbk (a)	5,742,972	4,060,230
IRELAND 1.3%
Shire PLC (a)	173,309	5,404,572
ITALY 0.5%
Saipem SpA (a)	60,780	2,133,218
JAPAN 20.8%
Asahi Glass Co., Ltd. (a)	82,000	800,584
Asahi Group Holdings Ltd. (a)(b)	77,900	1,650,652
Asahi Kasei Corp. (a)	182,000	1,090,751
Asics Corp. (a)(b)	83,400	1,138,776
Bank Of Yokohama Ltd. (The) (a)(b)	53,000	265,779
Canon, Inc. (a)	60,650	2,753,877
Chiba Bank Ltd. (The) (a)(b)	162,000	1,123,623
East Japan Railway Co. (a)	29,600	1,794,548
Fanuc Corp. (a)	11,100	1,528,980
Fujikura Ltd. (a)	212,000	693,988

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Goldcrest Co., Ltd. (a)(b)	39,340	$722,738
Hankyu Hanshin Holdings, Inc. (a)(b)	218,000	932,328
Hisamitsu Pharmaceutical Co., Inc. (a)(b)	14,300	687,100
Hitachi Chemical Co., Ltd. (a)	56,600	934,439
Hitachi Ltd. (a)	142,000	704,897
Honda Motor Co., Ltd. (a)	96,800	2,835,742
Hoya Corp. (a)	80,700	1,870,993
Itochu Techno-Solutions Corp. (a)(b)	13,000	584,865
J Front Retailing Co., Ltd. (a)	224,000	1,063,186
Japan Real Estate Investment Corp. (a)	69	674,585
Japan Retail Fund Investment Corp. (a)	153	245,994
JFE Holdings, Inc. (a)(b)	19,200	387,576
JSR Corp. (a)(b)	24,000	412,938
JX Holdings, Inc. (a)	208,900	1,172,490
Kansai Electric Power Co., Inc. (The) (a)(b)	28,600	494,247
Kawasaki Heavy Industries Ltd. (a)(b)	301,000	767,576
Kawasaki Kisen Kaisha Ltd. (a)(b)	288,000	598,938
Komatsu Ltd. (a)	61,200	1,319,476
Kyocera Corp. (a)	16,500	1,379,659
Lawson, Inc. (a)(b)	24,000	1,358,524
Makita Corp. (a)	34,800	1,238,627
Mitsubishi Corp. (a)	77,900	1,586,016
Mitsubishi Electric Corp. (a)	178,000	1,576,700
Mitsubishi Estate Co., Ltd. (a)	109,000	1,768,047
Mitsubishi UFJ Financial Group, Inc. (a)	716,100	3,286,651
Mitsui Fudosan Co., Ltd. (a)	95,000	1,500,733
Mizuho Financial Group, Inc. (a)(b)	917,200	1,343,134
MS&AD Insurance Group Holdings, Inc. (a)	32,700	711,476
Nikon Corp. (a)(b)	46,400	1,094,529
Nintendo Co., Ltd. (a)	7,000	1,028,564
Nippon Paper Group, Inc. (a)(b)	26,000	692,229
Nippon Telegraph & Telephone Corp. (a)	24,500	1,173,750
Nissan Motor Co., Ltd. (a)(b)	198,400	1,755,451
Nomura Holdings, Inc. (a)	206,400	752,722
NTT DoCoMo, Inc. (a)(b)	1,141	2,078,958
Oriental Land Co., Ltd. (a)(b)	6,200	661,491
ORIX Corp. (a)	9,230	724,439
Osaka Gas Co., Ltd. (a)	467,000	1,940,208
Santen Pharmaceutical Co., Ltd. (a)	44,700	1,878,668
Sekisui House Ltd. (a)	152,000	1,424,291
Seven & I Holdings Co., Ltd. (a)	72,600	2,034,985
Shin-Etsu Chemical Co., Ltd. (a)	16,700	819,196

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Shiseido Co., Ltd. (a)(b)	46,900	$909,560
Shizuoka Bank Ltd. (The) (a)(b)	52,000	544,818
SoftBank Corp. (a)	22,300	652,499
Sony Corp. (a)(b)	19,900	380,926
Sumitomo Corp. (a)(b)	94,900	1,174,251
Sumitomo Metal Industries Ltd. (a)	370,000	766,888
Sumitomo Metal Mining Co., Ltd. (a)(b)	61,000	807,655
Sumitomo Mitsui Financial Group, Inc. (a)(b)	81,000	2,282,222
Suzuki Motor Corp. (a)	31,100	685,536
Taisei Corp. (a)(b)	360,000	991,082
Takeda Pharmaceutical Co., Ltd. (a)(b)	41,400	1,963,530
The Dai-ichi Life Insurance Co., Ltd. (a)(b)	373	385,554
THK Co., Ltd. (a)(b)	43,700	727,202
Tokio Marine Holdings, Inc. (a)	32,700	828,716
Tokyo Electric Power Co., Inc. (The) (a)(c)	32,200	97,345
Tokyo Electron Ltd. (a)(b)	22,900	1,038,739
Tokyo Gas Co., Ltd. (a)	200,000	928,963
Toshiba Corp. (a)	79,000	322,277
Toyota Motor Corp. (a)	118,900	4,075,795
Ushio, Inc. (a)(b)	44,400	675,953
Yamada Denki Co., Ltd. (a)(b)	12,260	852,674
Yamatake Corp. (a)	43,000	920,378
Total		85,073,277
LUXEMBOURG 0.2%
Evraz Group SA, GDR (a)(c)(d)	59,868	932,165
MEXICO 0.5%
America Movil SAB de CV, Class L, ADR (a)	99,096	2,188,040
NETHERLANDS 4.1%
ASML Holding NV (a)	71,713	2,479,724
European Aeronautic Defence and Space Co. NV (a)	108,327	3,044,951
ING Groep NV-CVA (a)(c)	726,472	5,124,429
Koninklijke KPN NV (a)	189,241	2,492,499
Royal Dutch Shell PLC, Class B (a)	118,435	3,685,074
Total		16,826,677
NORWAY 1.2%
DnB NOR ASA (a)	268,314	2,674,063
Seadrill Ltd. (a)	84,872	2,343,849
Total		5,017,912

Issuer	Shares	Value

Common Stocks (continued)
SINGAPORE 1.1%
Oversea-Chinese Banking Corp., Ltd. (a)	718,726	$4,429,647
SOUTH KOREA 2.1%
Hyundai Mobis (a)	14,465	4,097,015
Samsung Electronics Co., Ltd. (a)	6,585	4,598,019
Total		8,695,034
SPAIN 3.6%
Amadeus IT Holding SA, Class A (a)	174,775	2,792,344
Banco Bilbao Vizcaya Argentaria SA (a)(b)(c)	462,008	3,825,267
Inditex SA (a)	35,848	3,060,174
Repsol YPF SA (a)	187,027	4,937,286
Total		14,615,071
SWEDEN 2.4%
Atlas Copco AB, Class A (a)	172,004	3,044,558
Svenska Handelsbanken AB, Class A (a)	105,689	2,689,378
Swedish Match AB (a)	116,662	3,849,995
Total		9,583,931
SWITZERLAND 7.0%
Nestlé SA, Registered Shares (a)	174,578	9,610,991
Novartis AG, Registered Shares (a)	191,668	10,706,899
Swatch Group AG (The), Registered Shares (a)	70,569	4,206,003
Xstrata PLC (a)	325,995	4,116,566
Total		28,640,459
TAIWAN 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. (a)	1,621,149	3,648,821
TURKEY 0.6%
Koc Holding AS (a)	409,133	1,512,361
Turkiye Garanti Bankasi AS (a)	212,487	822,282
Total		2,334,643
UNITED KINGDOM 21.8%
Aggreko PLC (a)(c)	93,663	2,356,945
ARM Holdings PLC (a)	304,412	2,603,223
BG Group PLC (a)	426,415	8,160,998
BP PLC (a)	858,138	5,145,121
British American Tobacco PLC (a)	150,975	6,374,968
BT Group PLC (a)	1,542,126	4,133,398

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Burberry Group PLC (a)	125,961	$2,287,363
Diageo PLC (a)	223,436	4,260,172
GlaxoSmithKline PLC (a)	391,241	8,073,293
HSBC Holdings PLC (a)	641,792	4,915,680
Legal & General Group PLC (a)	1,834,227	2,739,459
Persimmon PLC (a)	459,543	3,233,621
Prudential PLC (a)	418,368	3,592,964
Rio Tinto PLC (a)	124,747	5,532,299
Standard Chartered PLC (a)	274,402	5,474,590
Tullow Oil PLC (a)	207,879	4,204,170
Vodafone Group PLC (a)	4,279,681	11,029,946
Weir Group PLC (The) (a)	96,117	2,296,449
Wm Morrison Supermarkets PLC (a)	568,975	2,565,358
Total		88,980,017
Total Common Stocks (Cost: $409,601,824)		$400,768,882

Preferred Stocks 1.1%

GERMANY 1.1%
Henkel AG & Co. KGaA (a)	48,568	$2,582,465
Volkswagen AG, Preferred Shares (a)	15,321	$2,021,887
Total		4,604,352
Total Preferred Stocks (Cost: $4,649,094)		$4,604,352

Rights —%

SPAIN –%
Banco Bilbao Vizcaya Argentaria (a)(c)	462,008	$68,087
Total Rights (Cost: $—)		$68,087

	Shares	Value

Money Market Fund 0.3%

Columbia Short-Term Cash Fund, 0.125% (e)(f)	1,062,327	$1,062,327
Total Money Market Fund (Cost: $1,062,327)		$1,062,327

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 9.4%
Certificates of Deposit 0.7%
Branch Banking & Trust Corporation
10/11/11	0.200%	$1,000,000	$1,000,000
Credit Suisse
12/09/11	0.320%	1,000,000	1,000,000
Swedbank AB
10/24/11	0.260%	1,000,000	1,000,000
Total			3,000,000
Repurchase Agreements 8.7%
Cantor Fitzgerald & Co. dated 09/30/11, matures 10/03/11, repurchase price $5,000,058 (g)
	0.140%	5,000,000	5,000,000
Citigroup Global Markets, Inc. dated 09/30/11, matures 10/03/11, repurchase price $8,000,060 (g)
	0.090%	8,000,000	8,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
MF Global Holdings Ltd. dated 09/30/11, matures 10/03/11, repurchase price $4,000,073 (g)
	0.220%	$4,000,000	$4,000,000
Natixis Financial Products, Inc. dated 09/30/11, matures 10/03/11, repurchase price $5,000,038 (g)
	0.090%	5,000,000	5,000,000
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $13,507,163 (g)
	0.150%	13,506,994	13,506,994
Total			35,506,994
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $38,506,994)			$38,506,994
Total Investments
(Cost: $453,820,239) (h)			$445,010,642(i)
Other Assets & Liabilities, Net			(36,793,133)
Net Assets			$408,217,509

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at September 30, 2011:

Industry	Percentage of Net Assets	Value(a)
Aerospace & Defense	1.3%	$5,145,753
Auto Components	1.0	4,097,015
Automobiles	3.5	14,452,818
Beverages	2.7	10,840,125
Building Products	0.2	800,584
Capital Markets	0.2	752,722
Chemicals	2.9	11,731,788
Commercial Banks	11.5	46,797,611
Commercial Services & Supplies	2.3	9,562,769
Computers & Peripherals	0.1	322,276
Construction & Engineering	0.2	991,081
Construction Materials	0.3	1,392,205
Distributors	0.7	2,883,310
Diversified Financial Services	1.4	5,848,868
Diversified Telecommunication Services	2.4	9,792,099
Electric Utilities	1.0	3,946,585
Electrical Equipment	1.9	7,839,869
Electronic Equipment, Instruments & Components	1.2	4,875,927
Energy Equipment & Services	1.1	4,477,067
Food & Staples Retailing	1.5	5,958,867
Food Products	2.4	9,610,991
Gas Utilities	0.7	2,869,172
Health Care Providers & Services	2.0	8,272,102
Hotels, Restaurants & Leisure	0.2	661,491
Household Durables	1.5	6,194,398
Household Products	0.6	2,582,464
Industrial Conglomerates	0.6	2,444,689
Insurance	4.6	18,749,132
Internet Software & Services	0.5	2,022,356
IT Services	1.7	7,135,257
Leisure Equipment & Products	0.3	1,094,529
Machinery	3.3	13,515,768
Marine	0.1	598,938
Media	1.8	7,358,312
Metals & Mining	5.7	23,205,514
Multiline Retail	0.9	3,710,464
Office Electronics	0.7	2,753,877
Oil, Gas & Consumable Fuels	7.6	31,182,263
Paper & Forest Products	0.2	692,229
Personal Products	0.2	909,560
Pharmaceuticals	8.1	32,903,996
Real Estate Investment Trusts (REITs)	0.2	920,579
Real Estate Management & Development	1.5	5,987,649
Road & Rail	1.3	5,189,456
Semiconductors & Semiconductor Equipment	3.5	14,368,525
Software	1.3	5,178,624
Speciality Retail	1.0	3,912,848
Textiles, Apparel & Luxury Goods	1.9	7,632,142
Tobacco	2.5	10,224,963
Trading Companies & Distributors	1.2	5,100,250
Wireless Telecommunication Services	3.9	15,949,444
Other(1)	9.7	39,569,321
Total		$445,010,642
(1) Cash & Cash Equivalents.

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at September 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Scotland	Oct. 3, 2011	13,100,000	171,273	$1,430	$—
		(JPY)	(USD)

Notes to Portfolio of Investments

(a)                                  Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $405,441,321 or 99.32% of net assets.

(b)                                  At September 30, 2011, security was partially or fully on loan.

(c)                                  Non-income producing.

(d)                                  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $932,165 or 0.23% of net assets.

(e)                                  The rate shown is the seven-day current annualized yield at September 30, 2011.

(f)                                    Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$3,286,537	$134,857,831	$(137,082,041)	$—	$1,062,327	$5,927	$1,062,327

(g)                                  The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.140%)
Security Description	Value
Fannie Mae Interest Strip	$34,794
Fannie Mae Pool	3,059,611
Fannie Mae REMICS	215,974
Federal Home Loan Banks	48,685
Freddie Mac Non Gold Pool	1,045,188
Freddie Mac REMICS	257,303
Freddie Mac Strips	97,130
Ginnie Mae I Pool	54,969
Ginnie Mae II Pool	52,540
Government National Mortgage Association	72,833
United States Treasury Note/Bond	160,973
Total Market Value of Collateral Securities	$5,100,000
Citigroup Global Markets, Inc. (0.090%)
Security Description	Value
Fannie Mae REMICS	$3,162,019
Freddie Mac Reference REMIC	57,116
Freddie Mac REMICS	4,332,398
Government National Mortgage Association	608,467
Total Market Value of Collateral Securities	$8,160,000
MF Global Holdings Ltd. (0.220%)
Security Description	Value
Fannie Mae REMICS	$229,473
Federal Farm Credit Bank	4,201
Federal Home Loan Banks	96,677
Federal Home Loan Mortgage Corp	127,042
Federal National Mortgage Association	199,042
Freddie Mac Gold Pool	4,625
Freddie Mac REMICS	347,298
Ginnie Mae I Pool	514,620
Ginnie Mae II Pool	307,463
Government National Mortgage Association	1,012,734
United States Treasury Note/Bond	1,236,866
Total Market Value of Collateral Securities	$4,080,041
Natixis Financial Products, Inc. (0.090%)
Security Description	Value
Fannie Mae Interest Strip	$1,339,350
Fannie Mae Pool	2,661,525
Fannie Mae REMICS	2,187
Freddie Mac Gold Pool	779,032
Freddie Mac Non Gold Pool	35,682
Freddie Mac REMICS	20,332
Freddie Mac Strips	164,852
Government National Mortgage Association	97,078
Total Market Value of Collateral Securities	$5,100,038
RBS Securities, Inc. (0.150%)
Security Description	Value
Freddie Mac Gold Pool	$13,777,194
Total Market Value of Collateral Securities	$13,777,194

(h)                                  At September 30, 2011, the cost of securities for federal income tax purposes was approximately $453,820,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$34,268,000
Unrealized Depreciation	(43,077,000)
Net Unrealized Depreciation	$(8,809,000)

(i)                                      Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Currency Legend

JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$3,802,840	$46,172,600	$—	$49,975,440
Consumer Staples	—	37,544,505	—	37,544,505
Energy	—	35,659,330	—	35,659,330
Financials	2,568,715	76,419,760	—	78,988,475
Health Care	—	41,176,098	—	41,176,098
Industrials	5,726,872	45,462,285	—	51,189,157
Information Technology	3,758,048	32,898,794	—	36,656,842
Materials	1,234,050	35,787,686	—	37,021,736
Telecommunication Services	2,188,040	23,553,503	—	25,741,543
Utilities	—	6,815,756	—	6,815,756
Preferred Stocks
Consumer Discretionary	—	2,021,887	—	2,021,887
Consumer Staples	—	2,582,465	—	2,582,465
Rights
Financials	—	68,087	—	68,087
Total Equity Securities	19,278,565	386,162,756	—	405,441,321

Other
Affiliated Money Market Fund(c)	1,062,327	—	—	1,062,327
Investments of Cash Collateral Received for Securities on Loan	—	38,506,994	—	38,506,994
Total Other	1,062,327	38,506,994	—	39,569,321
Investments in Securities	20,340,892	424,669,750	—	445,010,642
Derivatives(d)
Forward Foreign Currency Exchange Contracts	—	1,430	—	1,430
Total	$20,340,892	$424,671,180	$—	$445,012,072

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Large Cap Growth Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.9%
CONSUMER DISCRETIONARY 13.9%
Hotels, Restaurants & Leisure 3.3%
Ctrip.com International Ltd., ADR (a)(b)(c)	35,278	$1,134,540
Las Vegas Sands Corp. (b)(c)	60,472	2,318,496
Starbucks Corp.	113,888	4,246,884
Total		7,699,920
Internet & Catalog Retail 4.3%
Amazon.com, Inc. (b)	24,728	5,346,935
Expedia, Inc.	92,716	2,387,437
priceline.com, Inc. (b)	4,941	2,220,782
Total		9,955,154
Media 2.9%
Comcast Corp., Class A	117,368	2,452,991
DISH Network Corp., Class A (b)	56,845	1,424,536
Viacom, Inc., Class B	73,428	2,844,601
Total		6,722,128
Multiline Retail 1.1%
Macy’s, Inc.	99,553	2,620,235
Specialty Retail 1.9%
Abercrombie & Fitch Co., Class A	22,721	1,398,705
TJX Companies, Inc.	57,103	3,167,503
Total		4,566,208
Textiles, Apparel & Luxury Goods 0.4%
Fossil, Inc. (b)(c)	12,211	989,824
TOTAL CONSUMER DISCRETIONARY		32,553,469
CONSUMER STAPLES 10.7%
Beverages 1.9%
Coca-Cola Co. (The)	64,323	4,345,662

Food & Staples Retailing 3.2%
Costco Wholesale Corp.	50,900	4,179,908
Walgreen Co.	33,923	1,115,728
Whole Foods Market, Inc.	34,017	2,221,650
Total		7,517,286
Food Products 1.6%
Hershey Co. (The)	44,978	2,664,497
Mead Johnson Nutrition Co.	17,305	1,191,103
Total		3,855,600

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products 1.2%
Estee Lauder Companies, Inc. (The), Class A	31,027	$2,725,412
Tobacco 2.8%
Lorillard, Inc.	19,404	2,148,023
Philip Morris International, Inc.	69,096	4,310,208
Total		6,458,231
TOTAL CONSUMER STAPLES		24,902,191

ENERGY 8.4%

Energy Equipment & Services 2.7%
Halliburton Co.	100,570	3,069,397
Nabors Industries Ltd. (a)(b)	82,474	1,011,131
National Oilwell Varco, Inc.	44,324	2,270,275
Total		6,350,803
Oil, Gas & Consumable Fuels 5.7%
Apache Corp.	29,084	2,333,700
Chevron Corp.	36,667	3,392,431
Continental Resources, Inc. (b)(c)	33,558	1,623,200
Exxon Mobil Corp.	26,320	1,911,622
Kinder Morgan Management LLC (b)(d)	—	1
Occidental Petroleum Corp.	21,153	1,512,439
Southwestern Energy Co. (b)	77,139	2,571,043
Total		13,344,436
TOTAL ENERGY		19,695,239
FINANCIALS 4.1%
Capital Markets 2.6%
BlackRock, Inc.	15,003	2,220,594
Franklin Resources, Inc.	30,047	2,873,695
TD Ameritrade Holding Corp.	64,577	949,605
Total		6,043,894
Diversified Financial Services 1.5%
IntercontinentalExchange, Inc. (b)	11,982	1,416,991
JPMorgan Chase & Co.	67,299	2,027,046
Total		3,444,037
TOTAL FINANCIALS		9,487,931

HEALTH CARE 14.9%

Biotechnology 3.9%
Alexion Pharmaceuticals, Inc. (b)(c)	30,792	1,972,536
Alkermes PLC (a)(b)(c)	68,316	1,042,502
Biogen Idec, Inc. (b)	32,480	3,025,512

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Biotechnology (continued)
Celgene Corp. (b)	49,759	$3,081,077
Total		9,121,627
Health Care Equipment & Supplies 3.6%
Covidien PLC (a)	59,176	2,609,662
Edwards Lifesciences Corp. (b)	30,788	2,194,569
St. Jude Medical, Inc.	54,445	1,970,364
Zimmer Holdings, Inc. (b)	28,501	1,524,803
Total		8,299,398
Health Care Providers & Services 2.9%
Cardinal Health, Inc.	60,289	2,524,903
CIGNA Corp.	45,714	1,917,245
Express Scripts, Inc. (b)	42,768	1,585,410
Humana, Inc.	9,661	702,645
Total		6,730,203
Health Care Technology 0.9%
Cerner Corp. (b)(c)	32,337	2,215,731

Life Sciences Tools & Services —%
Life Technologies Corp. (b)	1,631	62,679

Pharmaceuticals 3.6%
Allergan, Inc.	34,721	2,860,316
Johnson & Johnson	42,384	2,700,285
Watson Pharmaceuticals, Inc. (b)	42,023	2,868,070
Total		8,428,671
TOTAL HEALTH CARE		34,858,309

INDUSTRIALS 10.3%
Aerospace & Defense 3.5%
Precision Castparts Corp.	23,640	3,675,075
United Technologies Corp.	62,789	4,417,834
Total		8,092,909
Construction & Engineering 0.6%
KBR, Inc.	64,254	1,518,322

Electrical Equipment 0.6%
Rockwell Automation, Inc.	22,995	1,287,720

Industrial Conglomerates 1.3%
Tyco International Ltd. (a)	75,109	3,060,692

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Machinery 1.9%
Cummins, Inc.	19,610	$1,601,353
Dover Corp.	62,196	2,898,333
Total		4,499,686

Road & Rail 2.4%
JB Hunt Transport Services, Inc.	57,722	2,084,919
Kansas City Southern (b)	18,575	928,007
Union Pacific Corp.	31,850	2,601,189
Total		5,614,115
TOTAL INDUSTRIALS		24,073,444

INFORMATION TECHNOLOGY 30.8%

Communications Equipment 2.2%
QUALCOMM, Inc.	107,888	5,246,593

Computers & Peripherals 7.4%
Apple, Inc. (b)	29,380	11,199,069
EMC Corp. (b)	253,082	5,312,191
NCR Corp. (b)(c)	48,316	816,057
Total		17,327,317
Internet Software & Services 4.4%
eBay, Inc. (b)	102,316	3,017,299
Google, Inc., Class A (b)	14,048	7,226,010
Total		10,243,309
IT Services 7.3%
Accenture PLC, Class A (a)	98,343	5,180,709
Alliance Data Systems Corp. (b)(c)	19,823	1,837,592
International Business Machines Corp.	10,839	1,897,150
Mastercard, Inc., Class A	10,938	3,469,096
Teradata Corp. (b)(c)	46,520	2,490,216
Visa, Inc., Class A	25,108	2,152,258
Total		17,027,021
Semiconductors & Semiconductor Equipment 3.2%
Analog Devices, Inc.	86,114	2,691,063
Broadcom Corp., Class A (b)	75,125	2,500,911
Texas Instruments, Inc.	83,182	2,216,800
Total		7,408,774
Software 6.3%
Microsoft Corp.	136,590	3,399,725
Oracle Corp.	222,574	6,396,777
Salesforce.com, Inc. (b)(c)	21,708	2,480,790

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Symantec Corp. (b)	143,495	$2,338,969
Total		14,616,261
TOTAL INFORMATION TECHNOLOGY		71,869,275

MATERIALS 3.5%

Chemicals 3.1%
Celanese Corp., Class A	31,265	1,017,051
Potash Corp. of Saskatchewan, Inc. (a)	23,253	1,004,995
PPG Industries, Inc.	29,797	2,105,456
Praxair, Inc.	32,430	3,031,556
Total		7,159,058
Metals & Mining 0.4%
Allegheny Technologies, Inc. (c)	25,071	927,376
TOTAL MATERIALS		8,086,434

TELECOMMUNICATION SERVICES 1.3%
Wireless Telecommunication Services 1.3%
American Tower Corp., Class A (b)	57,293	3,082,363
TOTAL TELECOMMUNICATION SERVICES		3,082,363
Total Common Stocks (Cost: $229,191,612)		$228,608,655

	Shares	Value

Money Market Fund 2.2%
Columbia Short-Term Cash Fund, 0.125% (e)(f)	5,036,926	$5,036,926

Total Money Market Fund (Cost: $5,036,926)		$5,036,926

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 5.4%

Certificates of Deposit 0.4%

Swedbank AB
10/24/11	0.260%	$1,000,000	$1,000,000
Total			1,000,000

Repurchase Agreements 5.0%
Natixis Financial Products, Inc. dated 09/30/11, matures 10/03/11, repurchase price $2,000,015 (g)
	0.090%	2,000,000	2,000,000
Pershing LLC dated 09/30/11, matures 10/03/11, repurchase price $5,000,075 (g)
	0.180%	5,000,000	5,000,000
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $4,687,872 (g)
	0.150%	4,687,814	4,687,814
Total			11,687,814

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $12,687,814)			$12,687,814

Total Investments
(Cost: $246,916,352)			$246,333,395(h)
Other Assets & Liabilities, Net			(12,916,966)
Net Assets			$233,416,429

Notes to Portfolio of Investments

(a)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $15,044,231 or 6.45% of net assets.
(b)	Non-income producing.
(c)	At September 30, 2011, security was partially or fully on loan.
(d)	Represents fractional shares.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(f)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$1,551,886	$70,711,614	$(67,226,574)	$—	$5,036,926	$3,066	$5,036,926

(g)                                  The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Fannie Mae Discount Notes	$333,317
Federal Farm Credit Bank	259,638
Federal Home Loan Bank Discount Notes	333,299
Federal Home Loan Banks	553,263
Federal Home Loan Mortgage Corp	251,798
Federal National Mortgage Association	166,040
Ginnie Mae II Pool	10,996
United States Treasury Note/Bond	131,668
Total Market Value of Collateral Securities	$2,040,019

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$1,390,666
Fannie Mae REMICS	882,478
Fannie Mae Whole Loan	9,938
Fannie Mae-Aces	19,338
Freddie Mac REMICS	1,645,249
Ginnie Mae I Pool	794,724
Government National Mortgage Association	357,607
Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.150%)

Security Description	Value
Freddie Mac Gold Pool	$4,781,591
Total Market Value of Collateral Securities	$4,781,591

(h)                                  Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                          American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$32,553,469	$—	$—	$32,553,469
Consumer Staples	24,902,191	—	—	24,902,191
Energy	19,695,238	1	—	19,695,239
Financials	9,487,931	—	—	9,487,931
Health Care	34,858,309	—	—	34,858,309
Industrials	24,073,444	—	—	24,073,444
Information Technology	71,869,275	—	—	71,869,275
Materials	8,086,434	—	—	8,086,434
Telecommunication Services	3,082,363	—	—	3,082,363
Total Equity Securities	228,608,654	1	—	228,608,655

Other
Affiliated Money Market Fund(c)	5,036,926	—	—	5,036,926
Investments of Cash Collateral Received for Securities on Loan	—	12,687,814	—	12,687,814
Total Other	5,036,926	12,687,814	—	17,724,740
Total	$233,645,580	$12,687,815	$—	$246,333,395

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Portfolio of Investments

Columbia Variable Portfolio – Limited Duration Credit Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 95.5%
Aerospace & Defense 0.6%
Lockheed Martin Corp. Senior Unsecured (a)
09/15/16	2.125%	$14,850,000	$14,764,835
Banking 7.2%
ANZ National International Ltd.
Senior Unsecured (b)(c)
08/10/15	3.125%	10,360,000	10,537,026
Bank of America Corp. Senior Unsecured (a)
03/17/16	3.625%	36,310,000	33,053,392
Citigroup, Inc. Senior Unsecured
10/15/14	5.500%	21,120,000	21,942,624
Fifth Third Bancorp Senior Unsecured
01/25/16	3.625%	7,825,000	7,954,981
Goldman Sachs Group, Inc. (The)
Senior Unsecured (a)
02/07/16	3.625%	33,125,000	32,249,672
JPMorgan Chase & Co. Senior Unsecured (a)
03/01/16	3.450%	38,920,000	39,080,506
KeyCorp Senior Unsecured (a)
08/13/15	3.750%	7,800,000	7,938,815
Morgan Stanley Senior Unsecured (a)
04/29/16	3.800%	33,175,000	30,585,028
Santander U.S. Debt SA Unipersonal Bank Guaranteed (a)(b)(c)
10/07/15	3.781%	2,800,000	2,566,060
Total			185,908,104
Chemicals 2.3%
Dow Chemical Co. (The) Senior Unsecured
02/15/15	5.900%	35,802,000	39,521,291
Lyondell Chemical Co. Senior Secured (a)(c)
11/01/17	8.000%	18,003,000	19,398,232
Nova Chemicals Corp. Senior Unsecured (a)(b)
11/01/16	8.375%	818,000	858,900
Total			59,778,423
Construction Machinery 1.1%
Case New Holland, Inc. (a)
09/01/13	7.750%	14,635,000	15,256,988

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery (continued)
Manitowoc Co., Inc. (The) (a)
11/01/13	7.125%	$14,940,000	$14,641,200
Total			29,898,188
Consumer Products 0.4%
Beam, Inc. Senior Unsecured
06/15/14	6.375%	10,684,000	11,831,024
Electric 21.4%
Appalachian Power Co. Senior Unsecured (a)
05/24/15	3.400%	26,760,000	28,362,693
Arizona Public Service Co.
Senior Unsecured
06/30/14	5.800%	6,750,000	7,464,049
05/15/15	4.650%	16,627,000	17,944,407
08/01/16	6.250%	8,130,000	9,387,410
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	10,805,000	10,615,912
12/15/15	6.875%	25,094,000	27,001,345
Carolina Power & Light Co. 1st Mortgage
04/01/15	5.150%	1,065,000	1,192,870
Cleveland Electric Illuminating Co. (The) Senior Unsecured
12/15/13	5.650%	19,408,000	21,050,150
Consumers Energy Co.
1st Mortgage
02/15/14	6.000%	5,295,000	5,791,475
08/15/16	5.500%	3,930,000	4,486,107
Consumers Energy Co. (a)
1st Mortgage
03/15/15	5.000%	15,576,000	17,261,931
DTE Energy Co.
Senior Unsecured
05/15/14	7.625%	36,045,000	41,208,843
06/01/16	6.350%	5,434,000	6,257,985
Dominion Resources, Inc.
Senior Unsecured
01/15/16	5.200%	7,975,000	8,964,458
06/15/18	6.400%	9,565,000	11,505,624
Dominion Resources, Inc. (a)
Senior Unsecured
08/01/33	5.250%	29,698,000	33,703,191
Duke Energy Corp.
Senior Unsecured
04/01/15	3.350%	34,025,000	35,509,272
Duke Energy Corp. (a)
Senior Unsecured
06/15/18	6.250%	8,990,000	10,732,819

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Florida Power Corp. 1st Mortgage
06/15/18	5.650%	$1,200,000	$1,429,349
Indiana Michigan Power Co.
Senior Unsecured
11/01/12	6.375%	850,000	895,738
11/15/14	5.050%	8,302,000	9,004,839
12/01/15	5.650%	4,263,000	4,826,104
Metropolitan Edison Co.
Senior Unsecured
03/15/13	4.950%	2,331,000	2,418,100
04/01/14	4.875%	1,650,000	1,745,537
MidAmerican Energy Holdings Co. Senior Unsecured
02/15/14	5.000%	4,881,000	5,255,905
NRG Energy, Inc. (a)
01/15/17	7.375%	4,735,000	4,882,969
Nevada Power Co.
01/15/15	5.875%	39,659,000	44,311,596
03/15/16	5.950%	1,685,000	1,959,037
08/01/18	6.500%	3,795,000	4,575,150
Ohio Edison Co. Senior Unsecured (a)
05/01/15	5.450%	19,772,000	21,790,049
Ohio Power Co.
Senior Unsecured
09/01/13	5.750%	330,000	354,278
06/01/16	6.000%	3,800,000	4,372,284
Oncor Electric Delivery Co. LLC Senior Secured
01/15/15	6.375%	38,311,000	43,801,081
Progress Energy, Inc.
Senior Unsecured
03/15/14	6.050%	22,956,000	25,268,197
01/15/16	5.625%	10,000,000	11,435,500
Sierra Pacific Power Co.
05/15/16	6.000%	7,390,000	8,492,980
Tampa Electric Co. Senior Unsecured (a)
05/15/18	6.100%	3,935,000	4,745,779
TransAlta Corp. Senior Unsecured (b)
01/15/15	4.750%	48,775,000	51,882,875
Total			551,887,888
Entertainment 0.5%
Time Warner, Inc. (a)
07/15/15	3.150%	11,640,000	12,002,500
Environmental 0.3%
Waste Management, Inc.
03/11/15	6.375%	6,011,000	6,898,121

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage 4.7%
Bacardi Ltd. (b)(c)
04/01/14	7.450%	$13,505,000	$15,400,899
ConAgra Foods, Inc.
Senior Unsecured
04/15/14	5.875%	1,520,000	1,650,035
06/15/17	5.819%	13,637,000	14,962,380
Constellation Brands, Inc.
12/15/14	8.375%	3,782,000	4,131,835
Kraft Foods, Inc. (a)
Senior Unsecured
02/01/18	6.125%	3,800,000	4,460,406
08/23/18	6.125%	37,453,000	44,151,132
SABMiller PLC Senior Unsecured (a)(b)(c)
01/15/14	5.700%	33,450,000	36,317,802
Total			121,074,489
Gas Pipelines 11.3%
Centerpoint Energy Resources Corp. Senior Unsecured
01/15/14	5.950%	5,075,000	5,510,953
Colorado Interstate Gas Co. LLC Senior Unsecured (a)
11/15/15	6.800%	44,899,000	50,895,890
Enterprise Products Operating LLC
06/01/15	3.700%	9,500,000	9,920,043
02/01/16	3.200%	27,630,000	28,225,648
Gulfstream Natural Gas System LLC (c)
Senior Unsecured
11/01/15	5.560%	6,460,000	7,221,246
06/01/16	6.950%	22,690,000	26,666,059
Kinder Morgan Energy Partners LP
Senior Unsecured
02/15/18	5.950%	6,310,000	7,181,392
Kinder Morgan Energy Partners LP (a)
Senior Unsecured
03/01/16	3.500%	24,540,000	25,177,107
Midcontinent Express Pipeline LLC Senior Unsecured (c)
09/15/14	5.450%	32,050,000	34,323,178
Nisource Finance Corp.
09/15/17	5.250%	17,031,000	18,476,881
Nisource Finance Corp. (a)
07/15/14	5.400%	3,800,000	4,129,846
Northwest Pipeline GP
Senior Unsecured
06/15/16	7.000%	5,728,000	6,779,644
Northwest Pipeline GP (a)
Senior Unsecured
04/15/17	5.950%	5,800,000	6,891,553
Panhandle Eastern Pipeline Co. LP
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
08/15/13	6.050%	$8,000,000	$8,626,392
11/01/17	6.200%	7,864,000	9,133,784
Plains All American Pipeline LP/Finance Corp. (a)
09/15/15	3.950%	19,387,000	20,400,649
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	1,808,000	1,957,160
Southern Natural Gas Co. Senior Unsecured (c)
04/01/17	5.900%	10,783,000	12,094,892
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured (a)
04/15/16	6.400%	6,751,000	7,840,679
Total			291,452,996
Health Care 3.7%
AmerisourceBergen Corp. (a)
09/15/15	5.875%	14,102,000	16,079,354
Cardinal Health, Inc. Senior Unsecured (a)
06/15/15	4.000%	5,430,000	5,825,206
Express Scripts, Inc.
05/15/16	3.125%	50,150,000	50,636,906
Hospira, Inc. Senior Unsecured
05/15/15	6.400%	7,760,000	8,803,057
Medco Health Solutions, Inc. Senior Unsecured (a)
09/15/15	2.750%	13,975,000	14,129,371
Omnicare, Inc.
12/15/15	6.875%	796,000	824,358
Total			96,298,252
Independent Energy 4.4%
Anadarko Petroleum Corp.
Senior Unsecured
09/15/16	5.950%	39,783,000	43,514,606
09/15/17	6.375%	6,665,000	7,455,968
Chesapeake Energy Corp. (a)
07/15/13	7.625%	3,776,000	3,955,360
Denbury Resources, Inc.
03/01/16	9.750%	1,055,000	1,139,400
Encana Corp. Senior Unsecured (a)(b)
12/01/17	5.900%	3,022,000	3,438,637
Forest Oil Corp. (a)
02/15/14	8.500%	16,270,000	17,205,525
Newfield Exploration Co. Senior Subordinated Notes
09/01/14	6.625%	9,500,000	9,547,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Petrohawk Energy Corp. (a)
08/01/14	10.500%	$5,111,000	$5,724,320
Woodside Finance Ltd. (a)(b)(c)
11/10/14	4.500%	21,225,000	22,540,389
Total			114,521,705
Integrated Energy 1.2%
Marathon Petroleum Corp. Senior Unsecured (a)(c)
03/01/16	3.500%	29,750,000	30,671,804
Life Insurance 2.8%
Metropolitan Life Global Funding I Secured (a)(c)
06/14/18	3.650%	28,470,000	29,182,015
Prudential Financial, Inc.
Senior Unsecured
09/17/15	4.750%	7,794,000	8,136,320
12/01/17	6.000%	9,325,000	9,885,041
Prudential Financial, Inc. (a)
Senior Unsecured
01/14/15	3.875%	23,609,000	24,130,877
Total			71,334,253
Media Cable 5.3%
CSC Holdings LLC (a)
Senior Unsecured
04/15/14	8.500%	3,000,000	3,236,250
06/15/15	8.500%	6,505,000	6,862,775
Charter Communications Operating LLC/Capital Secured (c)
04/30/12	8.000%	10,000,000	10,150,000
Comcast Corp.
03/15/16	5.900%	17,270,000	19,757,985
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/16	3.500%	6,340,000	6,541,771
DIRECTV Holdings LLC/Financing Co., Inc. (a)
02/15/16	3.125%	16,060,000	16,340,022
DISH DBS Corp.
10/01/14	6.625%	5,790,000	5,855,138
DISH DBS Corp. (a)
02/01/16	7.125%	6,076,000	6,151,950
Time Warner Cable, Inc. (a)
05/01/17	5.850%	47,810,000	53,124,655
Videotron Ltee (a)(b)
01/15/14	6.875%	7,767,000	7,767,000
Total			135,787,546
Media Non-Cable 7.7%
BSKYB Finance UK PLC (b)(c)
10/15/15	5.625%	40,345,000	44,498,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
British Sky Broadcasting Group PLC (b)(c)
02/15/18	6.100%	$9,065,000	$10,028,909
NBCUniversal Media LLC
Senior Unsecured
04/01/16	2.875%	35,265,000	35,901,392
RR Donnelley & Sons Co.
Senior Unsecured
04/01/14	4.950%	9,060,000	8,561,700
RR Donnelley & Sons Co. (a)
Senior Unsecured
05/15/15	5.500%	17,543,000	16,007,988
Reed Elsevier Capital, Inc.
06/15/12	4.625%	1,400,000	1,431,888
01/15/14	7.750%	10,202,000	11,436,197
TCM Sub LLC (c)
01/15/15	3.550%	46,700,000	49,481,726
Thomson Reuters Corp. (b)
07/15/18	6.500%	17,050,000	20,226,773
Total			197,575,373
Metals 2.1%
ArcelorMittal
Senior Unsecured (a)(b)
03/01/16	3.750%	45,630,000	41,956,922
FMG Resources August 2006 Proprietary Ltd. (a)(b)(c)
11/01/15	7.000%	3,750,000	3,543,750
United States Steel Corp.
Senior Unsecured (a)
06/01/13	5.650%	7,976,000	8,015,880
Total			53,516,552
Non-Captive Diversified 1.7%
General Electric Capital Corp.
Senior Unsecured (a)
05/09/16	2.950%	43,715,000	43,799,734
Oil Field Services –%
Weatherford International Ltd. (b)
02/15/16	5.500%	1,000,000	1,089,146
Railroads 0.5%
CSX Corp.
Senior Unsecured
03/15/18	6.250%	11,183,000	13,474,016
Refining 0.6%
Valero Energy Corp. (a)
02/01/15	4.500%	13,665,000	14,590,121

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers 3.1%
Best Buy Co., Inc.
Senior Unsecured (a)
03/15/16	3.750%	$36,795,000	$35,667,822
CVS Caremark Corp.
Senior Unsecured (a)
06/01/17	5.750%	39,825,000	45,708,905
Total			81,376,727
Supermarkets 0.7%
Kroger Co. (The)
10/01/15	3.900%	16,626,000	17,766,677
Transportation Services 1.3%
ERAC U.S.A. Finance LLC (c)
10/15/17	6.375%	28,925,000	33,486,481
Wireless 1.4%
America Movil SAB De Cv (b)
09/08/16	2.375%	5,210,000	5,053,464
Nextel Communications, Inc. (a)
03/15/14	5.950%	3,759,000	3,524,063
Rogers Communications, Inc. (a)(b)
08/15/18	6.800%	22,605,000	27,344,010
Total			35,921,537
Wirelines 9.2%
AT&T, Inc.
Senior Unsecured (a)
08/15/15	2.500%	68,880,000	70,425,655
Deutsche Telekom International Finance BV (a)(b)(c)
04/11/16	3.125%	23,225,000	23,105,786
Embarq Corp.
Senior Unsecured
06/01/16	7.082%	57,480,000	59,501,227
France Telecom SA
Senior Unsecured (a)(b)
09/14/16	2.750%	11,100,000	11,014,652
Frontier Communications Corp.
Senior Unsecured (a)
01/15/13	6.250%	9,353,000	9,376,383
Telecom Italia Capital SA (b)
10/01/15	5.250%	21,415,000	20,416,697
Telefonica Emisiones SAU (a)(b)
01/15/15	4.949%	19,375,000	19,115,259
02/16/16	3.992%	9,930,000	9,448,643

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Windstream Corp. (a)
08/01/13	8.125%	$13,625,000	$14,340,312
Total			236,744,614
Total Corporate Bonds & Notes (Cost: $2,457,108,599)			$2,463,451,106

		Shares	Value

Money Market Fund 3.0%
Columbia Short-Term Cash Fund, 0.125% (d)(e)		76,148,486	$76,148,486
Total Money Market Fund (Cost: $76,148,486)			$76,148,486

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 11.9%
Asset-Backed Commercial Paper 2.5%
Alpine Securitization
10/12/11	0.200%	4,999,250	$4,999,250
Aspen Funding Corp.
10/13/11	0.330%	4,998,579	4,998,579
Atlantis One
10/20/11	0.200%	4,999,167	4,999,167
12/21/11	0.350%	9,991,250	9,991,250
Cancara Asset Securitisation LLC
10/20/11	0.270%	9,997,450	9,997,450
Gemini Securitization Corporation (FKA Twin Towers)
10/11/11	0.300%	4,998,625	4,998,625
Regency Markets No. 1 LLC
10/18/11	0.250%	4,998,889	4,998,889
Rheingold Securitization
10/25/11	0.600%	1,998,833	1,998,833
Royal Park Investments Funding Corp.
10/27/11	0.750%	6,996,062	6,996,062
Scaldis Capital LLC
10/04/11	0.550%	9,999,389	9,999,389
Total			63,977,494
Certificates of Deposit 7.1%
ABM AMRO Bank N.V.
10/12/11	0.310%	6,998,192	6,998,192
Bank of Montreal
11/09/11	0.240%	10,000,067	10,000,067
Bank of Nova Scotia
11/28/11	0.300%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	$2,997,121	$2,997,121
Clydesdale Bank PLC
12/30/11	0.550%	9,986,116	9,986,116
Commerzbank AG
10/05/11	0.180%	10,000,000	10,000,000
Credit Industrial et Commercial
11/21/11	0.410%	5,000,000	5,000,000
Credit Suisse
10/04/11	0.190%	5,002,104	5,002,104
11/30/11	0.295%	5,001,500	5,001,500
Deutsche Bank AG
10/19/11	0.290%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
10/21/11	0.270%	5,000,000	5,000,000
DnB NOR ASA
03/01/12	0.450%	10,000,000	10,000,000
DnB NOR
10/06/11	0.140%	2,000,000	2,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/12/11	0.310%	4,000,000	4,000,000
10/21/11	0.320%	5,000,000	5,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
10/11/11	0.340%	4,000,000	4,000,000
Lloyds Bank PLC
10/14/11	0.346%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
11/01/11	0.420%	5,000,000	5,000,000
National Bank of Canada
11/18/11	0.270%	7,000,000	7,000,000
Natixis
10/07/11	0.496%	8,000,000	8,000,000
Nordea Bank AB
12/09/11	0.310%	8,000,000	8,000,000
Rabobank
12/15/11	0.330%	5,000,550	5,000,550
01/20/12	0.272%	6,000,000	6,000,000
Royal Bank of Canada
10/14/11	0.210%	5,001,644	5,001,644
Skandinaviska Enskilda Banken AB
10/03/11	0.150%	2,000,000	2,000,000
Skandinaviska Enskilda Banken
10/11/11	0.250%	2,000,000	2,000,000
Standard Chartered Bank PLC
12/29/11	0.550%	6,990,282	6,990,282
Svenska Handelsbanken
03/01/12	0.460%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Swedbank AB
10/24/11	0.260%	$2,000,000	$2,000,000
Union Bank of Switzerland
11/28/11	0.350%	2,000,000	2,000,000
12/09/11	0.279%	10,000,000	10,000,000
Total			183,977,576
Commercial Paper 1.1%
ERSTE ABWICKLUNGSANSTALT
10/28/11	0.320%	9,997,244	9,997,244
Suncorp Metway Ltd.
10/06/11	0.290%	4,998,792	4,998,792
11/28/11	0.380%	2,997,815	2,997,815
Svenska Handelsbank
12/20/11	0.325%	4,995,983	4,995,983
The Commonwealth Bank of Australia
11/28/11	0.270%	4,996,475	4,996,475
Total			27,986,309

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Other Short-Term Obligations 0.2%
Natixis Financial Products LLC
10/03/11	0.430%	$2,000,000	$2,000,000
The Goldman Sachs Group, Inc.
12/14/11	0.420%	2,000,000	2,000,000
Total			4,000,000
Repurchase Agreements 1.0%
Nomura Securities dated 09/30/11, matures 10/03/11, repurchase price $20,000,250 (f)
	0.150%	20,000,000	20,000,000
Royal Bank of Canada dated 09/30/11, matures 10/03/11, repurchase price $6,740,163 (f)
	0.080%	6,740,118	6,740,118
Total			26,740,118
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $306,681,497)			$306,681,497
Total Investments
(Cost: $2,839,938,582) (g)			$2,846,281,089(h)
Other Assets & Liabilities, Net			(269,137,287)
Net Assets			$2,577,143,802

Investment in Derivatives

At September 30, 2011, $9,786,500 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at September 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Note, 2-year	(1,326)	$(291,989,351)	Jan. 2012	$308,786	$—
U.S. Treasury Note, 5-year	(7,963)	(975,343,118)	Jan. 2012	—	(198,719)
U.S. Treasury Note, 10-year	(1,223)	(159,104,656)	Dec. 2011	—	(1,219,125)
Total				$308,786	$(1,417,844)

Notes to Portfolio of Investments

(a)	At September 30, 2011, security was partially or fully on loan.
(b)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $388,152,399 or 15.06% of net assets.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $421,215,054 or 16.34% of net assets.

(d)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(e)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$44,122,639	$771,446,545	$(739,420,698)	$—	$76,148,486	$60,668	$76,148,486

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Nomura Securities (0.150%)

Security Description	Value
Ginnie Mae I Pool	$16,731,673
Ginnie Mae II Pool	3,668,327
Total Market Value of Collateral Securities	$20,400,000

Royal Bank of Canada (0.080%)

Security Description	Value
Fannie Mae Pool	$2,789,161
Freddie Mac Gold Pool	1,703,428
Freddie Mac Non Gold Pool	417,560
Freddie Mac REMICS	1,964,771
Total Market Value of Collateral Securities	$6,874,920

(g)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $2,839,939,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	34,570,000
Unrealized Depreciation	(28,228,000)
Net Unrealized Appreciation	$6,342,000

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes	$—	$2,463,451,106	$—	$2,463,451,106
Total Bonds	—	2,463,451,106	—	2,463,451,106

Other
Affiliated Money Market Fund(c)	76,148,486	—	—	76,148,486
Investments of Cash Collateral Received for Securities on Loan	—	306,681,497	—	306,681,497
Total Other	76,148,486	306,681,497	—	382,829,983

Investments in Securities	76,148,486	2,770,132,603	—	2,846,281,089
Derivatives(d)
Assets
Futures Contracts	308,786	—	—	308,786
Liabilities
Futures Contracts	(1,417,844)	—	—	(1,417,844)
Total	$75,039,428	$2,770,132,603	$—	$2,845,172,031

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.1%
CONSUMER DISCRETIONARY 21.0%
Auto Components 1.9%
Gentex Corp.	91,419	$2,198,627
Lear Corp.	70,890	3,041,181
Total		5,239,808
Hotels, Restaurants & Leisure 2.2%
Chipotle Mexican Grill, Inc. (a)(b)	5,397	1,635,021
Panera Bread Co., Class A (a)(b)	28,235	2,934,746
Wynn Resorts Ltd.	14,028	1,614,342
Total		6,184,109
Household Durables 1.6%
Tempur-Pedic International, Inc. (a)(b)	86,525	4,552,080
Internet & Catalog Retail 0.7%
priceline.com, Inc. (b)	4,177	1,877,395
Leisure Equipment & Products 0.5%
Polaris Industries, Inc.	30,294	1,513,791
Media 2.1%
CBS Corp., Class B Non Voting (a)	66,794	1,361,262
Discovery Communications, Inc., Class A (a)(b)	53,294	2,004,920
DISH Network Corp., Class A (b)	68,351	1,712,876
Lamar Advertising Co., Class A (a)(b)	49,319	839,903
Total		5,918,961
Multiline Retail 1.0%
Nordstrom, Inc. (a)	64,020	2,924,434
Specialty Retail 7.3%
Abercrombie & Fitch Co., Class A	46,207	2,844,503
Advance Auto Parts, Inc.	26,588	1,544,763
Bed Bath & Beyond, Inc. (b)	48,746	2,793,633
Best Buy Co., Inc. (a)	67,302	1,568,137
Dick’s Sporting Goods, Inc. (a)(b)	45,741	1,530,494
Limited Brands, Inc.	85,500	3,292,605
Tiffany & Co.	32,543	1,979,265
TJX Companies, Inc.	60,124	3,335,078
Ulta Salon Cosmetics & Fragrance, Inc. (a)(b)	28,349	1,764,158
Total		20,652,636
Textiles, Apparel & Luxury Goods 3.7%
Coach, Inc.	29,728	1,540,802
Deckers Outdoor Corp. (b)	24,752	2,308,372
Fossil, Inc. (b)	23,220	1,882,213

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (continued)
Lululemon Athletica, Inc. (b)	47,262	$2,299,296
Warnaco Group, Inc. (The) (b)	51,557	2,376,262
Total		10,406,945
TOTAL CONSUMER DISCRETIONARY		59,270,159
CONSUMER STAPLES 6.1%
Beverages 0.6%
Hansen Natural Corp. (b)	17,589	1,535,344
Food & Staples Retailing 0.6%
Whole Foods Market, Inc.	27,633	1,804,711
Food Products 3.0%
Green Mountain Coffee Roasters, Inc. (a)(b)	42,058	3,908,870
HJ Heinz Co. (a)	35,722	1,803,247
Mead Johnson Nutrition Co.	40,177	2,765,383
Total		8,477,500
Personal Products 1.9%
Estee Lauder Companies, Inc. (The), Class A	16,030	1,408,075
Herbalife Ltd. (c)	74,799	4,009,227
Total		5,417,302
TOTAL CONSUMER STAPLES		17,234,857
ENERGY 10.5%
Energy Equipment & Services 3.7%
Cameron International Corp. (a)(b)	104,904	4,357,712
Complete Production Services, Inc. (b)	71,072	1,339,707
Ensco PLC, ADR (c)	41,159	1,664,059
Oil States International, Inc. (b)	33,411	1,701,288
Tidewater, Inc.	32,102	1,349,889
Total		10,412,655
Oil, Gas & Consumable Fuels 6.8%
Concho Resources, Inc. (a)(b)	46,008	3,273,009
Consol Energy, Inc.	36,609	1,242,144
Continental Resources, Inc. (a)(b)	83,441	4,036,041
Denbury Resources, Inc. (a)(b)	125,022	1,437,753
HollyFrontier Corp.	52,790	1,384,154
Peabody Energy Corp. (a)	64,757	2,193,967
Range Resources Corp.	27,430	1,603,558
Southwestern Energy Co. (b)	61,733	2,057,561

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
World Fuel Services Corp. (a)	55,705	$1,818,768
Total		19,046,955
TOTAL ENERGY		29,459,610
FINANCIALS 7.5%
Capital Markets 1.8%
Affiliated Managers Group, Inc. (b)	47,102	3,676,311
T Rowe Price Group, Inc. (a)	31,168	1,488,896
Total		5,165,207
Consumer Finance 0.9%
Discover Financial Services	104,571	2,398,859
Diversified Financial Services 1.5%
IntercontinentalExchange, Inc. (b)	16,511	1,952,591
Moody’s Corp. (a)	74,685	2,274,158
Total		4,226,749
Real Estate Investment Trusts (REITs) 2.0%
Digital Realty Trust, Inc. (a)	33,322	1,838,042
Home Properties, Inc.	26,361	1,496,250
Plum Creek Timber Co., Inc. (a)	63,626	2,208,458
Total		5,542,750
Real Estate Management & Development 0.8%
Jones Lang LaSalle, Inc.	42,514	2,202,650
Thrifts & Mortgage Finance 0.5%
BankUnited, Inc.	71,435	1,482,991
TOTAL FINANCIALS		21,019,206
HEALTH CARE 15.0%
Biotechnology 2.2%
Alexion Pharmaceuticals, Inc. (b)	60,889	3,900,550
Dendreon Corp. (a)(b)	138,731	1,248,579
Pharmasset, Inc. (b)	12,757	1,050,794
Total		6,199,923
Health Care Equipment & Supplies 2.0%
Intuitive Surgical, Inc. (b)	6,697	2,439,583
Varian Medical Systems, Inc. (b)	59,113	3,083,334
Total		5,522,917
Health Care Providers & Services 5.1%
AmerisourceBergen Corp.	77,698	2,895,805
Brookdale Senior Living, Inc. (a)(b)	171,357	2,148,817

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
CIGNA Corp.	52,376	$2,196,649
DaVita, Inc. (b)	32,691	2,048,745
Express Scripts, Inc. (a)(b)	82,473	3,057,274
Laboratory Corp. of America Holdings (a)(b)	27,272	2,155,852
Total		14,503,142
Health Care Technology 1.1%
Cerner Corp. (a)(b)	45,466	3,115,330
Life Sciences Tools & Services 2.4%
Agilent Technologies, Inc. (b)	63,983	1,999,469
ICON PLC, ADR (a)(b)(c)	116,629	1,875,394
Illumina, Inc. (a)(b)	30,746	1,258,126
Waters Corp. (b)	19,687	1,486,172
Total		6,619,161
Pharmaceuticals 2.2%
Hospira, Inc. (b)	60,839	2,251,043
Watson Pharmaceuticals, Inc. (b)	59,297	4,047,020
Total		6,298,063
TOTAL HEALTH CARE		42,258,536
INDUSTRIALS 13.1%
Aerospace & Defense 0.8%
BE Aerospace, Inc. (b)	65,298	2,162,017
Air Freight & Logistics 1.9%
Atlas Air Worldwide Holdings, Inc. (b)	48,621	1,618,593
CH Robinson Worldwide, Inc. (a)	33,921	2,322,571
Expeditors International of Washington, Inc.	35,824	1,452,663
Total		5,393,827
Airlines 0.7%
United Continental Holdings, Inc. (a)(b)	108,029	2,093,602
Commercial Services & Supplies 0.9%
Stericycle, Inc. (a)(b)	33,294	2,687,492
Electrical Equipment 2.7%
AMETEK, Inc.	75,967	2,504,632
Regal-Beloit Corp.	35,505	1,611,217
Rockwell Automation, Inc.	32,468	1,818,208

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment (continued)
Sensata Technologies Holding NV (a)(b)(c)	62,052	$1,641,896
Total		7,575,953
Machinery 4.3%
AGCO Corp. (b)	38,617	1,334,990
Chart Industries, Inc. (a)(b)	31,682	1,336,030
Cummins, Inc.	58,439	4,772,129
Joy Global, Inc.	40,989	2,556,894
Pall Corp. (a)	49,839	2,113,173
Total		12,113,216
Professional Services 0.7%
IHS, Inc., Class A (b)	26,681	1,996,005
Road & Rail 1.1%
Kansas City Southern (b)	59,893	2,992,254
TOTAL INDUSTRIALS		37,014,366
INFORMATION TECHNOLOGY 17.6%
Communications Equipment 0.6%
F5 Networks, Inc. (a)(b)	23,782	1,689,711
Internet Software & Services 0.9%
WebMD Health Corp. (b)	85,711	2,584,187
IT Services 4.5%
Alliance Data Systems Corp. (a)(b)	43,302	4,014,095
Cognizant Technology Solutions Corp., Class A (b)	24,248	1,520,350
Fiserv, Inc. (b)	22,069	1,120,443
Teradata Corp. (b)	77,321	4,138,993
Western Union Co. (The)	121,078	1,851,283
Total		12,645,164
Semiconductors & Semiconductor Equipment 4.9%
Altera Corp.	62,242	1,962,490
Analog Devices, Inc.	45,498	1,421,812
Avago Technologies Ltd. (c)	96,465	3,161,158
Linear Technology Corp. (a)	88,523	2,447,661
Marvell Technology Group Ltd. (b)(c)	106,472	1,547,038
Microchip Technology, Inc. (a)	57,632	1,792,932
Novellus Systems, Inc. (b)	52,920	1,442,599
Total		13,775,690

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 6.7%
BMC Software, Inc. (b)	56,459	$2,177,059
Citrix Systems, Inc. (b)	33,113	1,805,652
Electronic Arts, Inc. (b)	246,677	5,044,545
Fortinet, Inc. (b)	85,719	1,440,079
Intuit, Inc. (b)	67,161	3,186,118
Red Hat, Inc. (b)	33,205	1,403,243
Solera Holdings, Inc.	35,213	1,778,256
TIBCO Software, Inc. (b)	93,720	2,098,391
Total		18,933,343
TOTAL INFORMATION TECHNOLOGY		49,628,095
MATERIALS 4.4%
Chemicals 2.0%
Celanese Corp., Class A	40,655	1,322,507
CF Industries Holdings, Inc.	24,992	3,083,763
Solutia, Inc. (a)(b)	98,429	1,264,813
Total		5,671,083
Containers & Packaging 0.8%
Crown Holdings, Inc. (b)	75,768	2,319,258
Metals & Mining 1.6%
Agnico-Eagle Mines Ltd. (c)	57,908	3,446,684
Steel Dynamics, Inc.	112,683	1,117,816
Total		4,564,500
TOTAL MATERIALS		12,554,841
TELECOMMUNICATION SERVICES 0.8%
Wireless Telecommunication Services 0.8%
Crown Castle International Corp. (b)	53,717	2,184,670
TOTAL TELECOMMUNICATION SERVICES		2,184,670
UTILITIES 1.1%
Electric Utilities 1.1%
ITC Holdings Corp.	38,780	3,002,735
TOTAL UTILITIES		3,002,735
Total Common Stocks (Cost: $301,015,861)		$273,627,075

		Shares	Value

Money Market Fund 2.6%
Columbia Short-Term Cash Fund, 0.125% (d)(e)		7,337,054	$7,337,054
Total Money Market Fund (Cost: $7,337,054)			$7,337,054

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 22.8%
Asset-Backed Commercial Paper 3.2%
Atlantis One
10/20/11	0.200%	1,999,667	$1,999,667
12/21/11	0.350%	1,998,231	1,998,231
Regency Markets No. 1 LLC
10/18/11	0.250%	1,999,555	1,999,555
Rhein-Main Securitisation Ltd.
10/26/11	0.600%	1,998,800	1,998,800
Scaldis Capital LLC
10/04/11	0.550%	999,939	999,939
Total			8,996,192
Certificates of Deposit 12.6%
Bank of America, National Association
10/03/11	0.350%	5,000,000	5,000,000
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	999,041	999,041
Branch Banking & Trust Corporation
10/11/11	0.200%	5,000,000	5,000,000
Clydesdale Bank PLC
10/21/11	0.340%	4,995,659	4,995,659
Credit Suisse
10/25/11	0.285%	2,000,000	2,000,000
11/17/11	0.300%	1,000,000	1,000,000
Deutsche Bank AG
10/19/11	0.290%	2,000,000	2,000,000
Development Bank of Singapore Ltd.
10/21/11	0.270%	1,000,000	1,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/21/11	0.320%	$1,000,000	$1,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
10/11/11	0.340%	1,000,000	1,000,000
Lloyds Bank PLC
10/14/11	0.346%	2,500,000	2,500,000
National Bank of Canada
10/07/11	0.272%	3,000,000	3,000,000
Nordea Bank AB
12/09/11	0.310%	2,000,000	2,000,000
Skandinaviska Enskilda Banken
10/11/11	0.250%	2,000,000	2,000,000
Swedbank AB
10/24/11	0.260%	2,000,000	2,000,000
Total			35,494,700
Commercial Paper 0.7%
Suncorp Metway Ltd.
11/28/11	0.380%	1,998,543	1,998,543
Repurchase Agreements 6.3%
Cantor Fitzgerald & Co. dated 09/30/11, matures 10/03/11, repurchase price $10,000,117 (f)
	0.140%	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 09/30/11, matures 10/03/11, repurchase price $5,000,067 (f)
	0.160%	5,000,000	5,000,000
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $2,641,510 (f)
	0.150%	2,641,477	2,641,477
Total			17,641,477
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $64,130,912)			$64,130,912
Total Investments
(Cost: $372,483,827)			$345,095,041(g)
Other Assets & Liabilities, Net			(63,456,279)
Net Assets			$281,638,762

Notes to Portfolio of Investments
(a) At September 30, 2011, security was partially or fully on loan.

(b)	Non-income producing.
(c)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $17,345,456 or 6.16% of net assets.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(e)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$12,143,688	$105,085,249	$(109,891,883)	$—	$7,337,054	$23,157	$7,337,054

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.140%)

Security Description	Value
Fannie Mae Interest Strip	$69,588
Fannie Mae Pool	6,119,221
Fannie Mae REMICS	431,949
Federal Home Loan Banks	97,371
Freddie Mac Non Gold Pool	2,090,376
Freddie Mac REMICS	514,607
Freddie Mac Strips	194,260
Ginnie Mae I Pool	109,937
Ginnie Mae II Pool	105,079
Government National Mortgage Association	145,666
United States Treasury Note/Bond	321,946
Total Market Value of Collateral Securities	$10,200,000

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value
Fannie Mae Grantor Trust	$49,182
Fannie Mae Pool	1,623,356
Fannie Mae REMICS	1,056,619
Fannie Mae Whole Loan	8,724
Federal Home Loan Bank of Chicago	10,376
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	54,653
Freddie Mac Gold Pool	897,056
Freddie Mac REMICS	1,378,851
Ginnie Mae II Pool	21,183
Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.150%)

Security Description	Value

Freddie Mac Gold Pool	$2,694,319
Total Market Value of Collateral Securities	$2,694,319

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$59,270,159	$—	$—	$59,270,159
Consumer Staples	17,234,857	—	—	17,234,857
Energy	29,459,610	—	—	29,459,610
Financials	21,019,206	—	—	21,019,206
Health Care	42,258,536	—	—	42,258,536
Industrials	37,014,366	—	—	37,014,366
Information Technology	49,628,095	—	—	49,628,095
Materials	12,554,841	—	—	12,554,841
Telecommunication Services	2,184,670	—	—	2,184,670
Utilities	3,002,735	—	—	3,002,735
Total Equity Securities	273,627,075	—	—	273,627,075

Other
Affiliated Money Market Fund(c)	7,337,054	—	—	7,337,054
Investments of Cash Collateral Received for Securities on Loan	—	64,130,912	—	64,130,912
Total Other	7,337,054	64,130,912	—	71,467,966
Total	$280,964,129	$64,130,912	$—	$345,095,041

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 84.5%

CONSUMER DISCRETIONARY 11.5%
Auto Components 1.4%
TRW Automotive Holdings Corp. (a)	173,648	$5,683,499
Visteon Corp. (a)	153,557	6,602,951
Total		12,286,450
Automobiles 0.6%
Ford Motor Co. (a)	609,669	5,895,499
Diversified Consumer Services 1.4%
Apollo Group, Inc., Class A (a)	76,425	3,027,194
Capella Education Co. (a)	67,259	1,908,811
Career Education Corp. (a)(b)	150,931	1,969,650
Corinthian Colleges, Inc. (a)(b)	502,104	783,282
DeVry, Inc.	62,249	2,300,723
ITT Educational Services, Inc. (a)(b)	43,093	2,481,295
Total		12,470,955
Hotels, Restaurants & Leisure 1.3%
Penn National Gaming, Inc. (a)(b)	232,240	7,731,270
Royal Caribbean Cruises Ltd. (c)	174,879	3,784,381
Total		11,515,651
Household Durables 0.4%
D.R. Horton, Inc.	176,964	1,599,754
Lennar Corp., Class A (b)	133,231	1,803,948
Total		3,403,702
Leisure Equipment & Products 1.3%
Hasbro, Inc.	355,903	11,605,997
Media 2.9%
DISH Network Corp., Class A (a)	268,273	6,722,921
Liberty Media Corp. - Starz, Class A (a)	62,464	3,970,212
National CineMedia, Inc. (b)	443,427	6,434,126
Regal Entertainment Group, Class A (b)	387,508	4,549,344
Valassis Communications, Inc. (a)(b)	222,520	4,170,025
Total		25,846,628
Multiline Retail 1.5%
Macy’s, Inc.	446,542	11,752,985
Nordstrom, Inc.	40,757	1,861,780
Total		13,614,765
Specialty Retail 0.7%
Abercrombie & Fitch Co., Class A	65,565	4,036,181
Aeropostale, Inc. (a)(b)	181,908	1,966,426
Total		6,002,607
TOTAL CONSUMER DISCRETIONARY		102,642,254

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 5.5%
Food Products 2.4%
Dean Foods Co. (a)	335,661	$2,977,313
Ralcorp Holdings, Inc. (a)	178,760	13,712,680
Sara Lee Corp.	262,347	4,289,373
Total		20,979,366
Tobacco 3.1%
Lorillard, Inc.	252,929	27,999,240
TOTAL CONSUMER STAPLES		48,978,606
ENERGY 8.6%
Energy Equipment & Services 1.7%
C&J Energy Services, Inc. (a)(b)	125,932	2,070,322
McDermott International, Inc. (a)(c)	479,479	5,159,194
Nabors Industries Ltd. (a)(c)	299,781	3,675,315
Noble Corp. (a)(c)	135,761	3,984,585
Total		14,889,416
Oil, Gas & Consumable Fuels 6.9%
Alpha Natural Resources, Inc. (a)	99,360	1,757,679
El Paso Corp.	314,367	5,495,135
Enbridge, Inc. (c)	549,364	17,541,193
EQT Corp.	40,648	2,168,977
Newfield Exploration Co. (a)	455,506	18,079,033
QEP Resources, Inc.	335,371	9,078,493
Whiting Petroleum Corp. (a)	224,192	7,864,655
Total		61,985,165
TOTAL ENERGY		76,874,581
FINANCIALS 14.5%
Capital Markets 1.0%
Invesco Ltd. (c)	567,919	8,808,424
Commercial Banks 6.0%
CIT Group, Inc. (a)	731,961	22,229,655
Comerica, Inc.	252,675	5,803,945
Cullen/Frost Bankers, Inc. (b)	83,364	3,823,073
Fifth Third Bancorp	623,326	6,295,593
Huntington Bancshares, Inc.	934,219	4,484,251
KeyCorp	749,830	4,446,492
SunTrust Banks, Inc.	226,775	4,070,611
TCF Financial Corp. (b)	318,980	2,921,857
Total		54,075,477
Diversified Financial Services 0.3%
Pico Holdings, Inc. (a)(b)	110,211	2,260,428

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)
Insurance 5.6%
Assurant, Inc.	191,687	$6,862,395
Axis Capital Holdings Ltd. (c)	153,724	3,987,600
Everest Re Group Ltd. (c)	89,186	7,079,585
Lincoln National Corp.	392,323	6,132,008
PartnerRe Ltd. (c)	87,163	4,556,010
Transatlantic Holdings, Inc.	78,703	3,818,670
XL Group PLC (c)	940,209	17,675,929
Total		50,112,197
Real Estate Investment Trusts (REITs) 1.6%
AvalonBay Communities, Inc. (b)	13,819	1,576,057
Boston Properties, Inc.	17,276	1,539,292
Equity Residential	61,226	3,175,793
ProLogis, Inc.	79,551	1,929,112
Rayonier, Inc.	131,121	4,823,941
Ventas, Inc.	32,726	1,616,664
Total		14,660,859
TOTAL FINANCIALS		129,917,385
HEALTH CARE 10.0%
Health Care Equipment & Supplies 0.8%
Teleflex, Inc.	128,013	6,883,259
Health Care Providers & Services 2.8%
CIGNA Corp.	450,368	18,888,434
Humana, Inc.	90,730	6,598,793
Total		25,487,227
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc. (a)	530,021	16,563,156
Pharmaceuticals 4.6%
Hospira, Inc. (a)	106,191	3,929,067
Mylan, Inc. (a)	1,142,390	19,420,630
Watson Pharmaceuticals, Inc. (a)	255,705	17,451,866
Total		40,801,563
TOTAL HEALTH CARE		89,735,205
INDUSTRIALS 13.1%
Airlines 0.9%
Delta Air Lines, Inc. (a)	393,162	2,948,715
U.S. Airways Group, Inc. (a)(b)	168,131	924,720
United Continental Holdings, Inc. (a)(b)	243,133	4,711,918
Total		8,585,353

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products 0.7%
AO Smith Corp. (b)	198,418	$6,355,329
Commercial Services & Supplies 0.2%
Ritchie Bros Auctioneers, Inc. (b)(c)	78,889	1,592,769
Construction & Engineering 1.7%
Chicago Bridge & Iron Co. NV (c)	205,759	5,890,880
Foster Wheeler AG (a)(c)	160,744	2,859,636
Jacobs Engineering Group, Inc. (a)	103,051	3,327,517
KBR, Inc.	139,001	3,284,593
Total		15,362,626
Electrical Equipment 3.0%
Cooper Industries PLC (b)(c)	461,900	21,302,828
Rockwell Automation, Inc.	95,669	5,357,464
Total		26,660,292
Machinery 3.7%
AGCO Corp. (a)	202,395	6,996,795
Eaton Corp.	289,627	10,281,759
Navistar International Corp. (a)(b)	260,078	8,353,705
Parker Hannifin Corp.	88,162	5,565,667
Terex Corp. (a)(b)	175,266	1,798,229
Total		32,996,155
Road & Rail 2.9%
Con-way, Inc.	161,361	3,570,919
JB Hunt Transport Services, Inc.	158,958	5,741,563
Kansas City Southern (a)	214,641	10,723,464
Swift Transportation Co. (a)	174,388	1,123,059
Werner Enterprises, Inc. (b)	216,153	4,502,467
Total		25,661,472
TOTAL INDUSTRIALS		117,213,996
INFORMATION TECHNOLOGY 6.0%
Computers & Peripherals 0.7%
Western Digital Corp. (a)	252,435	6,492,628
Electronic Equipment, Instruments & Components 0.8%
Avnet, Inc. (a)	258,848	6,750,756
Semiconductors & Semiconductor Equipment 2.8%
Freescale Semiconductor Holdings I Ltd. (a)(c)	316,402	3,489,914
LSI Corp. (a)	2,671,875	13,840,313

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc. (b)	252,129	$7,843,733
Total		25,173,960
Software 1.7%
BMC Software, Inc. (a)	79,761	3,075,584
Check Point Software Technologies Ltd. (a)(c)	227,560	12,006,066
Total		15,081,650
TOTAL INFORMATION TECHNOLOGY		53,498,994
MATERIALS 5.8%
Chemicals 4.3%
Agrium, Inc. (c)	51,459	3,430,257
Eastman Chemical Co.	223,978	15,349,212
Huntsman Corp.	444,486	4,298,179
PPG Industries, Inc.	217,739	15,385,438
Total		38,463,086
Containers & Packaging 0.2%
Rock-Tenn Co., Class A	43,338	2,109,694
Metals & Mining 0.7%
Freeport-McMoRan Copper & Gold, Inc.	35,021	1,066,390
Kobe Steel Ltd., ADR (c)	247,016	2,121,867
Nucor Corp.	111,950	3,542,098
Total		6,730,355
Paper & Forest Products 0.6%
Domtar Corp.	75,951	5,177,580
TOTAL MATERIALS		52,480,715
TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 2.3%
CenturyLink, Inc.	323,578	10,716,903
Windstream Corp. (b)	864,215	10,076,747
Total		20,793,650
TOTAL TELECOMMUNICATION SERVICES		20,793,650
UTILITIES 7.2%
Electric Utilities 2.7%
Entergy Corp.	81,493	5,402,171
FirstEnergy Corp.	98,773	4,435,895
Pepco Holdings, Inc. (b)	465,275	8,803,003

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Electric Utilities (continued)
Pinnacle West Capital Corp.	130,656	$5,610,369
Total		24,251,438
Gas Utilities 0.3%
Questar Corp.	133,087	2,356,971
Multi-Utilities 4.2%
CenterPoint Energy, Inc.	519,301	10,188,686
DTE Energy Co.	206,900	10,142,238
Sempra Energy	142,575	7,342,612
Wisconsin Energy Corp.	320,079	10,015,272
Total		37,688,808
TOTAL UTILITIES		64,297,217
Total Common Stocks (Cost: $840,190,858)		$756,432,603

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.1%
Building Materials 0.1%
Cemex SAB de CV Subordinated Notes (c)(e)
03/15/18	3.750%	1,416,000	700,070
Total Convertible Bonds (Cost: $1,416,000)			$700,070

Issuer		Shares	Value

Limited Partnerships 0.2%
FINANCIALS 0.2%
Capital Markets 0.2%
Lazard Ltd., Class A (c)(d)		104,120	2,196,932
TOTAL FINANCIALS			2,196,932
Total Limited Partnerships (Cost: $3,711,677)			$2,196,932

		Shares	Value

Money Market Fund 4.2%
Columbia Short-Term Cash Fund, 0.125% (f)(g)		37,203,569	$37,203,569
Total Money Market Fund (Cost: $37,203,569)			$37,203,569

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 6.7%
Asset-Backed Commercial Paper 0.7%
Alpine Securitization
10/14/11	0.190%	$1,999,747	$1,999,747
Atlantis One
10/20/11	0.200%	3,999,333	3,999,333
Total			5,999,080
Certificates of Deposit 3.0%
ABM AMRO Bank N.V.
10/12/11	0.310%	2,999,225	2,999,225
Bank of Montreal
11/14/11	0.250%	2,000,000	2,000,000
Branch Banking & Trust Corporation
10/11/11	0.200%	1,000,000	1,000,000
Clydesdale Bank PLC
12/30/11	0.550%	1,997,223	1,997,223
Commerzbank AG
10/06/11	0.370%	3,000,000	3,000,000
Credit Suisse
11/17/11	0.300%	3,000,000	3,000,000
Deutsche Bank AG
10/19/11	0.290%	3,000,000	3,000,000
DnB NOR ASA
11/23/11	0.300%	2,000,000	2,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/21/11	0.320%	1,500,000	1,500,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
10/11/11	0.340%	1,000,000	1,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Nordea Bank AB
12/09/11	0.310%	$2,000,000	$2,000,000
Royal Bank of Canada
10/14/11	0.210%	3,000,987	3,000,987
Total			26,497,435
Other Short-Term Obligations 0.2%
Natixis Financial Products LLC
10/03/11	0.430%	2,000,000	2,000,000
Repurchase Agreements 2.8%
Citibank NA dated 09/30/11, matures 10/03/11, repurchase price $7,000,070 (h)
	0.120%	7,000,000	7,000,000
Natixis Financial Products, Inc. dated 09/30/11, matures 10/03/11, repurchase price $5,000,038 (h)
	0.090%	5,000,000	5,000,000
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $13,586,734 (h)
	0.150%	13,586,564	13,586,564
Total			25,586,564
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $60,083,079)			$60,083,079
Total Investments
(Cost: $942,605,183)			$856,616,253(i)
Other Assets & Liabilities, Net			38,323,759
Net Assets			$894,940,012

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At September 30, 2011, security was partially or fully on loan.
(c)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $131,843,435 or 14.73% of net assets.
(d)	At September 30, 2011, there was no capital committed to the LLC or LP for future investment.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $700,070 or 0.08% of net assets.

(f)	The rate shown is the seven-day current annualized yield at September 30, 2011.

(g)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$22,881,343	$246,449,384	$(232,127,158)	$—	$37,203,569	$40,641	$37,203,569

(h)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.120%)

Security Description	Value
Fannie Mae Pool	$3,120,560
Freddie Mac Gold Pool	4,019,440
Total Market Value of Collateral Securities	$7,140,000

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Fannie Mae Interest Strip	$1,339,350
Fannie Mae Pool	2,661,525
Fannie Mae REMICS	2,187
Freddie Mac Gold Pool	779,032
Freddie Mac Non Gold Pool	35,682
Freddie Mac REMICS	20,332
Freddie Mac Strips	164,852
Government National Mortgage Association	97,078
Total Market Value of Collateral Securities	$5,100,038

RBS Securities, Inc. (0.150%)

Security Description	Value
Freddie Mac Gold Pool	$13,858,355
Total Market Value of Collateral Securities	$13,858,355

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                            Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$102,642,254	$—	$—	$102,642,254
Consumer Staples	48,978,606	—	—	48,978,606
Energy	76,874,581	—	—	76,874,581
Financials	129,917,385	—	—	129,917,385
Health Care	89,735,205	—	—	89,735,205
Industrials	117,213,996	—	—	117,213,996
Information Technology	53,498,994	—	—	53,498,994
Materials	50,358,848	2,121,867	—	52,480,715
Telecommunication Services	20,793,650	—	—	20,793,650
Utilities	64,297,217	—	—	64,297,217
Total Equity Securities	754,310,736	2,121,867	—	756,432,603

Bonds
Convertible Bonds	—	700,070	—	700,070
Total Bonds	—	700,070	—	700,070

Other
Limited Partnerships	2,196,932	—	—	2,196,932
Affiliated Money Market Fund(c)	37,203,569	—	—	37,203,569
Investments of Cash Collateral Received for Securities on Loan	—	60,083,079	—	60,083,079
Total Other	39,400,501	60,083,079	—	99,483,580
Total	$793,711,237	$62,905,016	$—	$856,616,253

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Portfolio of Investments

Columbia Variable Portfolio – S&P 500 Index Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.8%

CONSUMER DISCRETIONARY 10.5%

Auto Components 0.2%

Goodyear Tire & Rubber Co. (The) (a)	4,479	$45,193
Johnson Controls, Inc.	12,442	328,096
Total		373,289

Automobiles 0.4%

Ford Motor Co. (a)	69,600	673,032
Harley-Davidson, Inc. (b)	4,332	148,718
Total		821,750

Distributors 0.1%

Genuine Parts Co. (b)	2,882	146,406

Diversified Consumer Services 0.1%

Apollo Group, Inc., Class A (a)	2,234	88,489
DeVry, Inc.	1,121	41,432
H&R Block, Inc. (b)	5,612	74,696
Total		204,617

Hotels, Restaurants & Leisure 2.0%

Carnival Corp. (c)	8,469	256,611
Chipotle Mexican Grill, Inc. (a)	580	175,711
Darden Restaurants, Inc. (b)	2,469	105,550
International Game Technology	5,465	79,406
Marriott International, Inc., Class A (b)	5,160	140,558
McDonald’s Corp.	18,888	1,658,744
Starbucks Corp.	13,655	509,195
Starwood Hotels & Resorts Worldwide, Inc.	3,514	136,414
Wyndham Worldwide Corp.	2,998	85,473
Wynn Resorts Ltd.	1,463	168,362
Yum! Brands, Inc.	8,516	420,605
Total		3,736,629

Household Durables 0.2%

Beam, Inc. (a)	2,835	153,317
D.R. Horton, Inc. (b)	5,089	46,005
Harman International Industries, Inc.	1,270	36,297
Leggett & Platt, Inc.	2,601	51,474
Lennar Corp., Class A (b)	2,938	39,780
Newell Rubbermaid, Inc.	5,329	63,255
Pulte Group, Inc. (a)(b)	6,178	24,403
Whirlpool Corp. (b)	1,396	69,674
Total		484,205

Internet & Catalog Retail 1.1%

Amazon.com, Inc. (a)	6,644	1,436,632
Expedia, Inc. (b)	3,569	91,902
Netflix, Inc. (a)(b)	974	110,218

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Internet & Catalog Retail (continued)

priceline.com, Inc. (a)	903	$405,862
Total		2,044,614

Leisure Equipment & Products 0.1%

Hasbro, Inc.	2,205	71,905
Mattel, Inc. (b)	6,285	162,719
Total		234,624

Media 3.0%

Cablevision Systems Corp., Class A	4,110	64,650
CBS Corp., Class B Non Voting	12,259	249,838
Comcast Corp., Class A	50,360	1,052,524
DIRECTV, Class A (a)	13,534	571,812
Discovery Communications, Inc., Class A (a)	5,004	188,250
Gannett Co., Inc. (b)	4,404	41,970
Interpublic Group of Companies, Inc. (The)	8,770	63,144
McGraw-Hill Companies, Inc. (The)	5,516	226,156
News Corp., Class A (b)	41,868	647,698
Omnicom Group, Inc.	5,122	188,694
Scripps Networks Interactive, Inc., Class A (b)	1,807	67,166
Time Warner Cable, Inc.	5,949	372,824
Time Warner, Inc. (b)	19,132	573,386
Viacom, Inc., Class B	10,528	407,855
Walt Disney Co. (The)	34,005	1,025,591
Washington Post Co. (The), Class B (b)	80	26,158
Total		5,767,716

Multiline Retail 0.8%

Big Lots, Inc. (a)(b)	1,191	41,482
Family Dollar Stores, Inc.	2,191	111,434
JC Penney Co., Inc. (b)	2,606	69,789
Kohl’s Corp.	5,147	252,718
Macy’s, Inc.	7,826	205,980
Nordstrom, Inc.	2,994	136,766
Sears Holdings Corp. (a)(b)	705	40,552
Target Corp.	12,362	606,232
Total		1,464,953

Specialty Retail 1.9%

Abercrombie & Fitch Co., Class A	1,584	97,511
AutoNation, Inc. (a)(b)	904	29,633
AutoZone, Inc. (a)	540	172,363
Bed Bath & Beyond, Inc. (a)	4,472	256,290
Best Buy Co., Inc. (b)	5,553	129,385
CarMax, Inc. (a)(b)	4,148	98,930

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Specialty Retail (continued)

GameStop Corp., Class A (a)(b)	2,539	$58,651
Gap, Inc. (The)	6,349	103,108
Home Depot, Inc.	28,654	941,857
Limited Brands, Inc.	4,544	174,989
Lowe’s Companies, Inc.	23,099	446,735
O’Reilly Automotive, Inc. (a)	2,497	166,375
Ross Stores, Inc.	2,112	166,193
Staples, Inc.	12,988	172,740
Tiffany & Co.	2,331	141,771
TJX Companies, Inc.	6,989	387,680
Urban Outfitters, Inc. (a)	2,168	48,390
Total		3,592,601

Textiles, Apparel & Luxury Goods 0.6%

Coach, Inc.	5,303	274,855
Nike, Inc., Class B	6,953	594,551
Ralph Lauren Corp. (b)	1,196	155,121
VF Corp.	1,591	193,338
Total		1,217,865
TOTAL CONSUMER DISCRETIONARY		20,089,269

CONSUMER STAPLES 11.6%

Beverages 2.7%

Brown-Forman Corp., Class B (b)	1,847	129,548
Coca-Cola Co. (The)	42,069	2,842,182
Coca-Cola Enterprises, Inc.	5,834	145,150
Constellation Brands, Inc., Class A (a)	3,383	60,894
Dr. Pepper Snapple Group, Inc.	3,982	154,422
Molson Coors Brewing Co., Class B (b)	2,992	118,513
PepsiCo, Inc.	28,999	1,795,038
Total		5,245,747

Food & Staples Retailing 2.4%

Costco Wholesale Corp.	8,032	659,588
CVS Caremark Corp.	24,622	826,807
Kroger Co. (The)	11,076	243,229
Safeway, Inc.	6,400	106,432
SUPERVALU, Inc. (b)	3,896	25,947
SYSCO Corp. (b)	10,869	281,507
Wal-Mart Stores, Inc.	32,208	1,671,595
Walgreen Co.	16,587	545,546
Whole Foods Market, Inc.	2,889	188,681
Total		4,549,332

Food Products 2.0%

Archer-Daniels-Midland Co.	12,379	307,123
Campbell Soup Co.	3,290	106,497

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Food Products (continued)

ConAgra Foods, Inc.	7,596	$183,975
Dean Foods Co. (a)	3,366	29,856
General Mills, Inc.	11,849	455,831
Hershey Co. (The)	2,821	167,116
HJ Heinz Co.	5,869	296,267
Hormel Foods Corp. (b)	2,543	68,712
JM Smucker Co. (The)	2,095	152,705
Kellogg Co.	4,576	243,397
Kraft Foods, Inc., Class A	32,339	1,085,944
McCormick & Co., Inc.	2,432	112,261
Mead Johnson Nutrition Co.	3,738	257,287
Sara Lee Corp.	10,785	176,335
Tyson Foods, Inc., Class A (b)	5,440	94,438
Total		3,737,744

Household Products 2.4%

Clorox Co. (The)	2,409	159,789
Colgate-Palmolive Co.	8,919	790,937
Kimberly-Clark Corp.	7,180	509,852
Procter & Gamble Co. (The)	50,336	3,180,228
Total		4,640,806

Personal Products 0.2%

Avon Products, Inc.	7,889	154,625
Estee Lauder Companies, Inc. (The), Class A	2,075	182,268
Total		336,893

Tobacco 1.9%

Altria Group, Inc.	37,943	1,017,252
Lorillard, Inc.	2,539	281,067
Philip Morris International, Inc.	32,163	2,006,328
Reynolds American, Inc.	6,193	232,114
Total		3,536,761
TOTAL CONSUMER STAPLES		22,047,283

ENERGY 11.5%

Energy Equipment & Services 1.8%

Baker Hughes, Inc.	7,985	368,588
Cameron International Corp. (a)	4,480	186,099
Diamond Offshore Drilling, Inc. (b)	1,264	69,191
FMC Technologies, Inc. (a)(b)	4,398	165,365
Halliburton Co.	16,849	514,231
Helmerich & Payne, Inc.	1,969	79,941
Nabors Industries Ltd. (a)(c)	5,260	64,488
National Oilwell Varco, Inc.	7,751	397,006
Noble Corp. (a)(c)	4,633	135,979

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Energy Equipment & Services (continued)

Rowan Companies, Inc. (a)(b)	2,322	$70,101
Schlumberger Ltd. (c)	24,713	1,476,108
Total		3,527,097

Oil, Gas & Consumable Fuels 9.7%

Alpha Natural Resources, Inc. (a)	4,150	73,414
Anadarko Petroleum Corp.	9,108	574,259
Apache Corp.	7,022	563,445
Cabot Oil & Gas Corp.	1,907	118,062
Chesapeake Energy Corp.	12,109	309,385
Chevron Corp.	36,698	3,395,299
ConocoPhillips	25,139	1,591,801
Consol Energy, Inc.	4,165	141,318
Denbury Resources, Inc. (a)	7,369	84,744
Devon Energy Corp.	7,633	423,174
El Paso Corp.	14,106	246,573
EOG Resources, Inc.	4,932	350,221
EQT Corp.	2,734	145,886
Exxon Mobil Corp.	89,061	6,468,500
Hess Corp.	5,553	291,310
Marathon Oil Corp.	13,072	282,094
Marathon Petroleum Corp.	6,523	176,512
Murphy Oil Corp.	3,544	156,503
Newfield Exploration Co. (a)	2,435	96,645
Noble Energy, Inc.	3,224	228,259
Occidental Petroleum Corp.	14,899	1,065,279
Peabody Energy Corp.	4,970	168,384
Pioneer Natural Resources Co. (b)	2,128	139,959
QEP Resources, Inc.	3,241	87,734
Range Resources Corp.	2,953	172,632
Southwestern Energy Co. (a)	6,365	212,145
Spectra Energy Corp.	11,921	292,422
Sunoco, Inc.	2,013	62,423
Tesoro Corp. (a)(b)	2,644	51,479
Valero Energy Corp.	10,479	186,317
Williams Companies, Inc. (The)	10,775	262,264
Total		18,418,442
TOTAL ENERGY		21,945,539

FINANCIALS 13.4%

Capital Markets 1.9%

Ameriprise Financial, Inc. (d)	4,326	170,271
Bank of New York Mellon Corp. (The)	22,584	419,836
BlackRock, Inc.	1,825	270,118
Charles Schwab Corp. (The) (b)	19,753	222,616
E*Trade Financial Corp. (a)	4,638	42,252
Federated Investors, Inc., Class B (b)	1,690	29,626

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Capital Markets (continued)

Franklin Resources, Inc.	2,664	$254,785
Goldman Sachs Group, Inc. (The)	9,260	875,533
Invesco Ltd. (c)	8,271	128,283
Janus Capital Group, Inc. (b)	3,428	20,568
Legg Mason, Inc. (b)	2,391	61,473
Morgan Stanley	27,188	367,038
Northern Trust Corp.	4,413	154,367
State Street Corp. (e)	9,235	296,998
T Rowe Price Group, Inc. (b)	4,706	224,806
Total		3,538,570

Commercial Banks 2.5%

BB&T Corp. (b)	12,780	272,597
Comerica, Inc.	3,684	84,622
Fifth Third Bancorp (b)	16,854	170,225
First Horizon National Corp.	4,823	28,745
Huntington Bancshares, Inc.	15,810	75,888
KeyCorp	17,457	103,520
M&T Bank Corp. (b)	2,291	160,141
PNC Financial Services Group, Inc.	9,639	464,504
Regions Financial Corp.	23,047	76,747
SunTrust Banks, Inc.	9,835	176,538
U.S. Bancorp	35,176	828,043
Wells Fargo & Co.	96,711	2,332,669
Zions Bancorporation (b)	3,369	47,402
Total		4,821,641

Consumer Finance 0.8%

American Express Co.	19,018	853,908
Capital One Financial Corp. (b)	8,409	333,249
Discover Financial Services	9,990	229,171
SLM Corp.	9,427	117,366
Total		1,533,694

Diversified Financial Services 2.9%

Bank of America Corp.	185,644	1,136,141
Citigroup, Inc.	53,460	1,369,645
CME Group, Inc.	1,215	299,376
IntercontinentalExchange, Inc. (a)	1,342	158,705
JPMorgan Chase & Co.	71,414	2,150,989
Leucadia National Corp.	3,641	82,578
Moody’s Corp. (b)	3,691	112,391
NASDAQ OMX Group, Inc. (The) (a)	2,334	54,009
NYSE Euronext	4,795	111,436
Total		5,475,270

Insurance 3.5%

ACE Ltd. (c)	6,183	374,690

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance (continued)

Aflac, Inc.	8,550	$298,822
Allstate Corp. (The)	9,451	223,894
American International Group, Inc. (a)	7,999	175,578
AON Corp.	5,982	251,124
Assurant, Inc. (b)	1,720	61,576
Berkshire Hathaway, Inc., Class B (a)	32,207	2,287,985
Chubb Corp. (The)	5,235	314,048
Cincinnati Financial Corp. (b)	2,984	78,569
Genworth Financial, Inc., Class A (a)(b)	8,989	51,597
Hartford Financial Services Group, Inc.	8,164	131,767
Lincoln National Corp.	5,659	88,450
Loews Corp.	5,696	196,797
Marsh & McLennan Companies, Inc.	9,918	263,224
MetLife, Inc.	19,377	542,750
Principal Financial Group, Inc.	5,732	129,944
Progressive Corp. (The)	11,694	207,685
Prudential Financial, Inc.	8,902	417,148
Torchmark Corp. (b)	1,931	67,315
Travelers Companies, Inc. (The)	7,662	373,369
Unum Group	5,558	116,496
XL Group PLC (c)	6,022	113,214
Total		6,766,042

Real Estate Investment Trusts (REITs) 1.7%

Apartment Investment & Management Co., Class A (b)	2,220	49,106
AvalonBay Communities, Inc.	1,712	195,254
Boston Properties, Inc. (b)	2,686	239,323
Equity Residential	5,430	281,654
HCP, Inc.	7,449	261,162
Health Care REIT, Inc.	3,250	152,100
Host Hotels & Resorts, Inc. (b)	12,940	141,564
Kimco Realty Corp.	7,445	111,898
Plum Creek Timber Co., Inc. (b)	2,962	102,811
ProLogis, Inc.	8,400	203,700
Public Storage	2,597	289,176
Simon Property Group, Inc.	5,389	592,682
Ventas, Inc.	5,282	260,931
Vornado Realty Trust (b)	3,378	252,066
Weyerhaeuser Co.	9,873	153,525
Total		3,286,952

Real Estate Management & Development —%

CB Richard Ellis Group, Inc. (a)	5,966	80,302

Thrifts & Mortgage Finance 0.1%

Hudson City Bancorp, Inc.	9,652	54,630

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Thrifts & Mortgage Finance (continued)

People’s United Financial, Inc. (b)	6,889	$78,535
Total		133,165
TOTAL FINANCIALS		25,635,636

HEALTH CARE 12.0%

Biotechnology 1.3%

Amgen, Inc.	16,925	930,029
Biogen Idec, Inc. (a)	4,445	414,052
Celgene Corp. (a)	8,401	520,190
Cephalon, Inc. (a)	1,434	115,724
Gilead Sciences, Inc. (a)	14,137	548,515
Total		2,528,510

Health Care Equipment & Supplies 1.9%

Baxter International, Inc.	10,401	583,912
Becton Dickinson and Co.	3,981	291,887
Boston Scientific Corp. (a)	28,030	165,657
CareFusion Corp. (a)	4,084	97,812
Covidien PLC (c)	9,043	398,796
CR Bard, Inc.	1,596	139,714
DENTSPLY International, Inc.	2,593	79,579
Edwards Lifesciences Corp. (a)	2,118	150,971
Intuitive Surgical, Inc. (a)	715	260,460
Medtronic, Inc.	19,331	642,563
St. Jude Medical, Inc.	6,033	218,334
Stryker Corp. (b)	6,050	285,137
Varian Medical Systems, Inc. (a)(b)	2,158	112,561
Zimmer Holdings, Inc. (a)	3,486	186,501
Total		3,613,884

Health Care Providers & Services 2.1%

Aetna, Inc.	6,832	248,343
AmerisourceBergen Corp.	4,927	183,629
Cardinal Health, Inc.	6,310	264,263
CIGNA Corp.	4,944	207,351
Coventry Health Care, Inc. (a)	2,728	78,594
DaVita, Inc. (a)	1,722	107,918
Express Scripts, Inc. (a)	8,951	331,814
Humana, Inc.	3,067	223,063
Laboratory Corp. of America Holdings (a)(b)	1,862	147,191
McKesson Corp.	4,514	328,168
Medco Health Solutions, Inc. (a)	7,061	331,090
Patterson Companies, Inc.	1,713	49,043
Quest Diagnostics, Inc. (b)	2,902	143,243
Tenet Healthcare Corp. (a)(b)	8,681	35,852
UnitedHealth Group, Inc.	19,707	908,887

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Providers & Services (continued)

WellPoint, Inc.	6,615	$431,827
Total		4,020,276

Health Care Technology 0.1%

Cerner Corp. (a)(b)	2,652	181,715

Life Sciences Tools & Services 0.5%

Agilent Technologies, Inc. (a)	6,356	198,625
Life Technologies Corp. (a)	3,294	126,588
PerkinElmer, Inc.	2,083	40,015
Thermo Fisher Scientific, Inc. (a)	6,991	354,024
Waters Corp. (a)(b)	1,675	126,446
Total		845,698

Pharmaceuticals 6.1%

Abbott Laboratories	28,519	1,458,462
Allergan, Inc.	5,623	463,223
Bristol-Myers Squibb Co.	31,246	980,499
Eli Lilly & Co.	18,653	689,601
Forest Laboratories, Inc. (a)	5,018	154,504
Hospira, Inc. (a)	3,014	111,518
Johnson & Johnson	50,186	3,197,350
Merck & Co., Inc.	56,424	1,845,629
Mylan, Inc. (a)	7,807	132,719
Pfizer, Inc.	142,909	2,526,631
Watson Pharmaceuticals, Inc. (a)	2,310	157,658
Total		11,717,794
TOTAL HEALTH CARE		22,907,877

INDUSTRIALS 10.2%

Aerospace & Defense 2.7%

Boeing Co. (The)	13,579	821,665
General Dynamics Corp.	6,624	376,839
Goodrich Corp.	2,286	275,875
Honeywell International, Inc.	14,330	629,230
ITT Corp.	3,394	142,548
L-3 Communications Holdings, Inc.	1,920	118,983
Lockheed Martin Corp. (b)	5,041	366,178
Northrop Grumman Corp.	5,085	265,234
Precision Castparts Corp.	2,627	408,394
Raytheon Co.	6,482	264,919
Rockwell Collins, Inc.	2,809	148,203
Textron, Inc. (b)	5,075	89,523
United Technologies Corp.	16,637	1,170,579
Total		5,078,170

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Air Freight & Logistics 1.0%

CH Robinson Worldwide, Inc. (b)	3,019	$206,711
Expeditors International of Washington, Inc.	3,874	157,091
FedEx Corp.	5,817	393,694
United Parcel Service, Inc., Class B	17,955	1,133,858
Total		1,891,354

Airlines 0.1%

Southwest Airlines Co.	14,717	118,325

Building Products —%

Masco Corp.	6,567	46,757

Commercial Services & Supplies 0.5%

Avery Dennison Corp.	1,938	48,605
Cintas Corp.	2,053	57,771
Iron Mountain, Inc. (b)	3,727	117,848
Pitney Bowes, Inc. (b)	3,696	69,485
Republic Services, Inc.	5,870	164,712
RR Donnelley & Sons Co. (b)	3,448	48,686
Stericycle, Inc. (a)	1,586	128,022
Waste Management, Inc.	8,641	281,351
Total		916,480

Construction & Engineering 0.2%

Fluor Corp.	3,195	148,727
Jacobs Engineering Group, Inc. (a)	2,326	75,107
Quanta Services, Inc. (a)	3,881	72,924
Total		296,758

Electrical Equipment 0.4%

Emerson Electric Co.	13,632	563,138
Rockwell Automation, Inc.	2,634	147,504
Roper Industries, Inc. (b)	1,749	120,523
Total		831,165

Industrial Conglomerates 2.4%

3M Co.	12,996	932,983
Danaher Corp.	10,428	437,350
General Electric Co.	194,167	2,959,105
Tyco International Ltd. (c)	8,514	346,946
Total		4,676,384

Machinery 1.8%

Caterpillar, Inc.	11,827	873,306
Cummins, Inc.	3,578	292,180
Deere & Co.	7,578	489,311
Dover Corp.	3,411	158,953

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Machinery (continued)

Eaton Corp.	6,248	$221,804
Flowserve Corp. (b)	1,017	75,258
Illinois Tool Works, Inc. (b)	8,994	374,150
Ingersoll-Rand PLC (b)(c)	6,063	170,310
Joy Global, Inc.	1,926	120,144
PACCAR, Inc.	6,692	226,323
Pall Corp.	2,131	90,354
Parker Hannifin Corp.	2,833	178,847
Snap-On, Inc.	1,060	47,064
Stanley Black & Decker, Inc.	3,078	151,130
Total		3,469,134

Professional Services 0.1%

Dun & Bradstreet Corp. (The)	897	54,950
Equifax, Inc.	2,245	69,011
Robert Half International, Inc.	2,666	56,573
Total		180,534

Road & Rail 0.8%

CSX Corp.	20,053	374,389
Norfolk Southern Corp.	6,379	389,247
Ryder System, Inc.	932	34,959
Union Pacific Corp.	8,937	729,885
Total		1,528,480

Trading Companies & Distributors 0.2%

Fastenal Co. (b)	5,396	179,579
WW Grainger, Inc. (b)	1,114	166,587
Total		346,166
TOTAL INDUSTRIALS		19,379,707

INFORMATION TECHNOLOGY 19.2%

Communications Equipment 2.0%

Cisco Systems, Inc.	100,757	1,560,726
F5 Networks, Inc. (a)(b)	1,490	105,864
Harris Corp. (b)	2,211	75,550
JDS Uniphase Corp. (a)	4,179	41,665
Juniper Networks, Inc. (a)	9,759	168,440
Motorola Mobility Holdings, Inc. (a)	4,801	181,382
Motorola Solutions, Inc.	5,538	232,042
QUALCOMM, Inc.	30,777	1,496,686
Tellabs, Inc. (b)	6,696	28,726
Total		3,891,081

Computers & Peripherals 4.8%

Apple, Inc. (a)(e)	16,983	6,473,580
Dell, Inc. (a)	28,416	402,086

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Computers & Peripherals (continued)

EMC Corp. (a)	37,825	$793,947
Hewlett-Packard Co.	38,003	853,167
Lexmark International, Inc., Class A (a)(b)	1,445	39,058
NetApp, Inc. (a)	6,744	228,891
SanDisk Corp. (a)	4,393	177,258
Western Digital Corp. (a)	4,276	109,979
Total		9,077,966

Electronic Equipment, Instruments & Components 0.3%

Amphenol Corp., Class A	3,113	126,917
Corning, Inc.	28,790	355,845
FLIR Systems, Inc. (b)	2,926	73,296
Jabil Circuit, Inc.	3,342	59,454
Molex, Inc.	2,508	51,088
Total		666,600

Internet Software & Services 1.8%

Akamai Technologies, Inc. (a)	3,382	67,234
eBay, Inc. (a)(b)	21,010	619,585
Google, Inc., Class A (a)	4,613	2,372,835
Monster Worldwide, Inc. (a)	2,378	17,074
VeriSign, Inc.	3,042	87,032
Yahoo!, Inc. (a)	23,134	304,443
Total		3,468,203

IT Services 4.0%

Accenture PLC, Class A (c)	11,800	621,624
Automatic Data Processing, Inc.	8,965	422,700
Cognizant Technology Solutions Corp., Class A (a)	5,568	349,114
Computer Sciences Corp.	2,844	76,361
Fidelity National Information Services, Inc.	4,545	110,534
Fiserv, Inc. (a)	2,597	131,850
International Business Machines Corp.	21,884	3,830,356
Mastercard, Inc., Class A	1,963	622,585
Paychex, Inc.	5,914	155,952
SAIC, Inc. (a)	5,070	59,877
Teradata Corp. (a)	3,074	164,551
Total System Services, Inc.	2,993	50,671
Visa, Inc., Class A	9,366	802,854
Western Union Co. (The)	11,506	175,927
Total		7,574,956

Office Electronics 0.1%

Xerox Corp.	25,712	179,213

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Semiconductors & Semiconductor Equipment 2.4%

Advanced Micro Devices, Inc. (a)(b)	10,631	$54,006
Altera Corp.	5,941	187,320
Analog Devices, Inc.	5,477	171,156
Applied Materials, Inc.	24,124	249,683
Broadcom Corp., Class A (a)	8,820	293,618
First Solar, Inc. (a)(b)	1,078	68,140
Intel Corp.	96,188	2,051,690
KLA-Tencor Corp. (b)	3,064	117,290
Linear Technology Corp.	4,185	115,715
LSI Corp. (a)	10,482	54,297
MEMC Electronic Materials, Inc. (a)(b)	4,230	22,165
Microchip Technology, Inc. (b)	3,489	108,543
Micron Technology, Inc. (a)	18,385	92,660
Novellus Systems, Inc. (a)(b)	1,277	34,811
NVIDIA Corp. (a)	11,047	138,088
Teradyne, Inc. (a)(b)	3,407	37,511
Texas Instruments, Inc.	21,154	563,754
Xilinx, Inc. (b)	4,856	133,249
Total		4,493,696

Software 3.8%

Adobe Systems, Inc. (a)	9,045	218,618
Autodesk, Inc. (a)	4,200	116,676
BMC Software, Inc. (a)	3,227	124,433
CA, Inc.	6,927	134,453
Citrix Systems, Inc. (a)(b)	3,457	188,510
Compuware Corp. (a)	4,006	30,686
Electronic Arts, Inc. (a)	6,115	125,052
Intuit, Inc. (a)	5,578	264,620
Microsoft Corp.	136,582	3,399,526
Oracle Corp.	72,374	2,080,029
Red Hat, Inc. (a)	3,535	149,389
Salesforce.com, Inc. (a)	2,494	285,014
Symantec Corp. (a)	13,729	223,783
Total		7,340,789
TOTAL INFORMATION TECHNOLOGY		36,692,504

MATERIALS 3.3%

Chemicals 2.1%

Air Products & Chemicals, Inc.	3,905	298,225
Airgas, Inc.	1,253	79,966
CF Industries Holdings, Inc.	1,304	160,901
Dow Chemical Co. (The)	21,627	485,742
Eastman Chemical Co.	1,289	88,335
Ecolab, Inc. (b)	4,238	207,196
EI du Pont de Nemours & Co.	17,073	682,408

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Chemicals (continued)

FMC Corp.	1,303	$90,115
International Flavors & Fragrances, Inc.	1,478	83,093
Monsanto Co.	9,801	588,452
Mosaic Co. (The) (b)	5,044	247,005
PPG Industries, Inc.	2,885	203,854
Praxair, Inc.	5,526	516,571
Sherwin-Williams Co. (The)	1,615	120,027
Sigma-Aldrich Corp. (b)	2,230	137,792
Total		3,989,682

Construction Materials –%

Vulcan Materials Co. (b)	2,368	65,262

Containers & Packaging 0.1%

Ball Corp.	2,992	92,812
Bemis Co., Inc. (b)	1,888	55,337
Owens-Illinois, Inc. (a)	2,997	45,315
Sealed Air Corp.	2,945	49,181
Total		242,645

Metals & Mining 0.9%

AK Steel Holding Corp. (b)	2,023	13,230
Alcoa, Inc.	19,504	186,653
Allegheny Technologies, Inc.	1,949	72,094
Cliffs Natural Resources, Inc.	2,666	136,419
Freeport-McMoRan Copper & Gold, Inc.	17,371	528,947
Newmont Mining Corp.	9,059	569,811
Nucor Corp.	5,791	183,227
Titanium Metals Corp. (b)	1,529	22,905
United States Steel Corp. (b)	2,626	57,798
Total		1,771,084

Paper & Forest Products 0.2%

International Paper Co.	8,004	186,093
MeadWestvaco Corp. (b)	3,119	76,603
Total		262,696
TOTAL MATERIALS		6,331,369

TELECOMMUNICATION SERVICES 3.2%

Diversified Telecommunication Services 2.9%

AT&T, Inc.	108,553	3,095,933
CenturyLink, Inc.	11,286	373,792
Frontier Communications Corp. (b)	18,228	111,373
Verizon Communications, Inc.	51,846	1,907,933

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES (CONTINUED)

Diversified Telecommunication Services (continued)

Windstream Corp. (b)	9,329	$108,776
Total		5,597,807

Wireless Telecommunication Services 0.3%

American Tower Corp., Class A (a)	7,258	390,480
MetroPCS Communications, Inc. (a)	5,372	46,790
Sprint Nextel Corp. (a)	54,846	166,732
Total		604,002
TOTAL TELECOMMUNICATION SERVICES		6,201,809

UTILITIES 3.9%

Electric Utilities 2.1%

American Electric Power Co., Inc.	8,834	335,869
Duke Energy Corp. (b)	24,405	487,856
Edison International	5,962	228,046
Entergy Corp.	3,236	214,514
Exelon Corp.	12,133	516,987
FirstEnergy Corp.	7,668	344,370
NextEra Energy, Inc.	7,728	417,467
Northeast Utilities (b)	3,229	108,656
Pepco Holdings, Inc.	4,137	78,272
Pinnacle West Capital Corp.	2,002	85,966
PPL Corp.	10,573	301,753
Progress Energy, Inc.	5,408	279,702
Southern Co.	15,710	665,633
Total		4,065,091

Gas Utilities 0.1%

Nicor, Inc.	832	45,768
Oneok, Inc.	1,906	125,872
Total		171,640

Independent Power Producers & Energy Traders 0.2%

AES Corp. (The) (a)	12,041	117,520
Constellation Energy Group, Inc.	3,696	140,670
NRG Energy, Inc. (a)	4,418	93,706
Total		351,896

Multi-Utilities 1.5%

Ameren Corp.	4,418	131,524
CenterPoint Energy, Inc.	7,790	152,840
CMS Energy Corp. (b)	4,607	91,173
Consolidated Edison, Inc.	5,368	306,083

Issuer		Shares	Value

Common Stocks (continued)

UTILITIES (CONTINUED)

Multi-Utilities (continued)

Dominion Resources, Inc. (b)		10,436	$529,836
DTE Energy Co.		3,101	152,011
Integrys Energy Group, Inc.		1,429	69,478
NiSource, Inc. (b)		5,144	109,979
PG&E Corp.		7,380	312,248
Public Service Enterprise Group, Inc.		9,263	309,106
SCANA Corp. (b)		2,097	84,824
Sempra Energy		4,380	225,570
TECO Energy, Inc. (b)		3,947	67,612
Wisconsin Energy Corp. (b)		4,281	133,952
Xcel Energy, Inc.		8,867	218,926
Total			2,895,162
TOTAL UTILITIES			7,483,789

Total Common Stocks (Cost: $177,831,811)			$188,714,782

		Shares	Value

Money Market Fund 1.2%

Columbia Short-Term Cash Fund, 0.125% (d)(f)		2,298,899	$2,298,899

Total Money Market Fund (Cost: $2,298,899)			$2,298,899

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 5.4%

Repurchase Agreements 5.4%

Cantor Fitzgerald & Co. dated 09/30/11, matures 10/03/11, repurchase price $5,000,058 (g)
	0.140%	5,000,000	$5,000,000
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $5,287,559, (g)
	0.150%	5,287,493	5,287,493
Total			10,287,493
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $10,287,493)			$10,287,493

Total Investments
(Cost: $190,418,203)			$201,301,174(h)
Other Assets & Liabilities, Net			(10,396,415)

Net Assets			$190,904,759

Investment in Derivatives

Futures Contracts Outstanding at September 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
S&P 500 Index	2	$563,000	Dec. 2011	$—	$(34,432)
S&P 500 Index	6	1,689,000	Dec. 2011	—	(184,521)
Total				$—	$(218,953)

Notes to Portfolio of Investments

(a)                                  Non-income producing.

(b)                                  At September 30, 2011, security was partially or fully on loan.

(c)                                  Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $4,087,049 or 2.14% of net assets.

(d)                                  Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Ameriprise Financial, Inc.	$151,738	$10,293	$(20,011)	$—	142,020	$2,962	$170,271
Columbia Short-Term Cash Fund	2,406,983	26,229,066	(26,337,150)	—	2,298,899	2,663	2,298,899
Total	$2,558,721	$26,239,359	$(26,357,161)	$—	$2,440,919	$5,625	$2,469,170

(e)                                  At September 30, 2011, investments in securities included securities valued at $423,473 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f)                                    The rate shown is the seven-day current annualized yield at September 30, 2011.

(g)                                  The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.140%)

Security Description	Value
Fannie Mae Interest Strip	$34,794
Fannie Mae Pool	3,059,611
Fannie Mae REMICS	215,974
Federal Home Loan Banks	48,685
Freddie Mac Non Gold Pool	1,045,188
Freddie Mac REMICS	257,303
Freddie Mac Strips	97,130
Ginnie Mae I Pool	54,969
Ginnie Mae II Pool	52,540
Government National Mortgage Association	72,833
United States Treasury Note/Bond	160,973
Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.150%)

Security Description	Value
Freddie Mac Gold Pool	$5,393,267
Total Market Value of Collateral Securities	$5,393,267

(h)                                  Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$20,089,269	$—	$—	$20,089,269
Consumer Staples	22,047,283	—	—	22,047,283
Energy	21,945,539	—	—	21,945,539
Financials	25,635,636	—	—	25,635,636
Health Care	22,907,877	—	—	22,907,877
Industrials	19,379,707	—	—	19,379,707
Information Technology	36,692,504	—	—	36,692,504
Materials	6,331,369	—	—	6,331,369
Telecommunication Services	6,201,809	—	—	6,201,809
Utilities	7,483,789	—	—	7,483,789
Total Equity Securities	188,714,782	—	—	188,714,782

Other
Affiliated Money Market Fund(c)	2,298,899	—	—	2,298,899
Investments of Cash Collateral Received for Securities on Loan	—	10,287,493	—	10,287,493
Total Other	2,298,899	10,287,493	—	12,586,392

Investments in Securities	191,013,681	10,287,493	—	201,301,174
Derivatives(d)
Liabilities
Futures Contracts	(218,953)	—	—	(218,953)
Total	$190,794,728	$10,287,493	$—	$201,082,221

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Portfolio of Investments

Columbia Variable Portfolio – Select Large-Cap Value Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.0%

CONSUMER DISCRETIONARY 10.2%

Multiline Retail 5.7%

JC Penney Co., Inc. (a)	30,000	$803,400
Nordstrom, Inc.	23,000	1,050,640
Total		1,854,040

Specialty Retail 4.5%

Gap, Inc. (The)	36,500	592,760
Lowe’s Companies, Inc.	44,000	850,960
Total		1,443,720
TOTAL CONSUMER DISCRETIONARY		3,297,760

CONSUMER STAPLES 15.9%

Food & Staples Retailing 2.0%

Costco Wholesale Corp.	8,100	665,172

Food Products 9.0%

General Mills, Inc.	31,000	1,192,570
Tyson Foods, Inc., Class A (a)	98,000	1,701,280
Total		2,893,850

Tobacco 4.9%

Altria Group, Inc.	29,897	801,538
Philip Morris International, Inc.	12,300	767,274
Total		1,568,812
TOTAL CONSUMER STAPLES		5,127,834

ENERGY 13.2%

Oil, Gas & Consumable Fuels 13.2%

Chevron Corp.	8,000	740,160
ConocoPhillips	10,000	633,200
Marathon Oil Corp.	30,926	667,383
Marathon Petroleum Corp.	16,463	445,489
Valero Energy Corp.	48,000	853,440
Williams Companies, Inc. (The)	37,000	900,580
Total		4,240,252
TOTAL ENERGY		4,240,252

FINANCIALS 25.9%

Capital Markets 1.4%

Morgan Stanley	34,400	464,400

Commercial Banks 8.7%

U.S. Bancorp	50,000	1,177,000
Wells Fargo & Co.	68,000	1,640,160
Total		2,817,160

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Diversified Financial Services 8.2%

Bank of America Corp.	194,766	$1,191,968
JPMorgan Chase & Co.	48,000	1,445,760
Total		2,637,728

Insurance 7.6%

MetLife, Inc.	30,000	840,300
Prudential Financial, Inc.	14,000	656,040
Unum Group	45,000	943,200
Total		2,439,540
TOTAL FINANCIALS		8,358,828

HEALTH CARE 10.8%

Health Care Equipment & Supplies 2.8%

Baxter International, Inc.	16,000	898,240

Health Care Providers & Services 3.8%

Humana, Inc.	17,000	1,236,410

Pharmaceuticals 4.2%

Bristol-Myers Squibb Co.	43,000	1,349,340

TOTAL HEALTH CARE		3,483,990

INDUSTRIALS 10.3%

Aerospace & Defense 6.4%

General Dynamics Corp.	13,000	739,570
Honeywell International, Inc.	16,000	702,560
United Technologies Corp.	9,000	633,240
Total		2,075,370

Road & Rail 3.9%

CSX Corp.	36,000	672,120
Union Pacific Corp.	7,000	571,690
Total		1,243,810
TOTAL INDUSTRIALS		3,319,180

INFORMATION TECHNOLOGY 3.0%

Communications Equipment 3.0%

Juniper Networks, Inc. (b)	55,000	949,300

TOTAL INFORMATION TECHNOLOGY		949,300

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS 6.1%

Chemicals 6.1%

EI du Pont de Nemours & Co.	21,200	$847,364
Praxair, Inc.	6,000	560,880
Sherwin-Williams Co. (The)	7,500	557,400
Total		1,965,644
TOTAL MATERIALS		1,965,644

UTILITIES 4.6%

Independent Power Producers & Energy Traders 4.6%

AES Corp. (The) (b)	153,000	1,493,280

TOTAL UTILITIES		1,493,280

Total Common Stocks (Cost: $32,923,689)		$32,236,068

Warrants —%

CONSUMER DISCRETIONARY –%

Hotels, Restaurants & Leisure –%

Krispy Kreme Doughnuts, Inc. (b)(c)	7	$1

Warrants (continued)

CONSUMER DISCRETIONARY (CONTINUED)

TOTAL CONSUMER DISCRETIONARY			1

Total Warrants (Cost: $—)			$1

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 2.5%

Repurchase Agreements 2.5%

RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $808,368 (d)
	0.150%	$808,358	$808,358
Total			808,358

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $808,358)			$808,358

Total Investments(e)
(Cost: $33,732,047)			$33,044,427(f)
Other Assets & Liabilities, Net			(810,678)

Net Assets			$32,233,749

Notes to Portfolio of Investments

(a)                                  At September 30, 2011, security was partially or fully on loan.

(b)                                  Non-income producing.

(c)                                  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2011 was $1, representing less than 0.01% of net assets.  Information concerning such security holdings at September 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Krispy Kreme Doughnuts, Inc.	07-01-2009	$—

(d)                                  The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

RBS Securities, Inc. (0.150%)

Security Description	Value
Freddie Mac Gold Pool	$824,528
Total Market Value of Collateral Securities	824,528

(e)                                  Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$447,502	$9,763,075	$(10,210,577)	$—	$—	$647	$—

(f)                                    Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$3,297,760	$—	$—	$3,297,760
Consumer Staples	5,127,834	—	—	5,127,834
Energy	4,240,252	—	—	4,240,252
Financials	8,358,828	—	—	8,358,828
Health Care	3,483,990	—	—	3,483,990
Industrials	3,319,180	—	—	3,319,180
Information Technology	949,300	—	—	949,300
Materials	1,965,644	—	—	1,965,644
Utilities	1,493,280	—	—	1,493,280
Warrants
Consumer Discretionary	1	—	—	1
Total Equity Securities	32,236,069	—	—	32,236,069

Other
Investments of Cash Collateral Received for Securities on Loan	—	808,358	—	808,358
Total Other	—	808,358	—	808,358
Total	$32,236,069	$808,358	$—	$33,044,427

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.1%

CONSUMER DISCRETIONARY 16.1%

Auto Components 0.8%

American Axle & Manufacturing Holdings, Inc. (a)(b)	140,000	$1,068,200

Diversified Consumer Services 2.8%

Sotheby’s (b)	130,000	3,584,100

Hotels, Restaurants & Leisure 6.9%

Penn National Gaming, Inc. (a)	140,000	4,660,600
Texas Roadhouse, Inc. (b)	315,000	4,164,300
Total		8,824,900

Household Durables 2.2%

Lennar Corp., Class A (b)	208,000	2,816,320

Textiles, Apparel & Luxury Goods 3.4%

Hanesbrands, Inc. (a)(b)	175,000	4,376,750

TOTAL CONSUMER DISCRETIONARY		20,670,270

CONSUMER STAPLES 8.5%

Food Products 4.8%

Dean Foods Co. (a)	250,000	2,217,500
Smithfield Foods, Inc. (a)(b)	200,000	3,900,000
Total		6,117,500

Personal Products 3.7%

Herbalife Ltd. (c)	90,000	4,824,000

TOTAL CONSUMER STAPLES		10,941,500

ENERGY 5.8%

Energy Equipment & Services 5.8%

Exterran Holdings, Inc. (a)(b)	130,400	1,267,488
Superior Energy Services, Inc. (a)	118,700	3,114,688
Tetra Technologies, Inc. (a)(b)	400,000	3,088,000
Total		7,470,176
TOTAL ENERGY		7,470,176

FINANCIALS 13.1%

Insurance 13.1%

Aspen Insurance Holdings Ltd. (b)(c)	170,000	3,916,800
Endurance Specialty Holdings Ltd. (c)	80,000	2,732,000
Hanover Insurance Group, Inc. (The) (b)	95,000	3,372,500
Infinity Property & Casualty Corp. (b)	77,000	4,040,960

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Insurance (continued)

Lincoln National Corp.	175,000	$2,735,250
Total		16,797,510
TOTAL FINANCIALS		16,797,510

HEALTH CARE 9.8%

Health Care Equipment & Supplies 1.1%

Analogic Corp.	30,400	1,380,464

Health Care Providers & Services 4.0%

WellCare Health Plans, Inc. (a)	135,000	5,127,300

Pharmaceuticals 4.7%

Impax Laboratories, Inc. (a)(b)	120,000	2,149,200
ISTA Pharmaceuticals, Inc. (a)(b)	380,000	1,311,000
Salix Pharmaceuticals Ltd. (a)(b)	88,000	2,604,800
Total		6,065,000
TOTAL HEALTH CARE		12,572,764

INDUSTRIALS 30.4%

Aerospace & Defense 3.0%

Cubic Corp. (b)	100,000	3,907,000

Airlines 3.2%

United Continental Holdings, Inc. (a)(b)	215,000	4,166,700

Commercial Services & Supplies 5.9%

Brink’s Co. (The) (b)	110,000	2,564,100
Waste Connections, Inc. (b)	148,000	5,005,360
Total		7,569,460

Construction & Engineering 2.0%

Shaw Group, Inc. (The) (a)(b)	120,000	2,608,800

Electrical Equipment 8.9%

Belden, Inc.	150,000	3,868,500
EnerSys (a)(b)	170,000	3,403,400
Thomas & Betts Corp. (a)	105,000	4,190,550
Total		11,462,450

Machinery 4.8%

Douglas Dynamics, Inc. (b)	110,000	1,405,800
Mueller Industries, Inc. (b)	120,000	4,630,800

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Machinery (continued)

Navistar International Corp. (a)	3,000	$96,360
Total		6,132,960

Professional Services 0.7%

School Specialty, Inc. (a)(b)	120,000	855,600

Road & Rail 1.3%

Swift Transportation Co. (a)(b)	258,300	1,663,452

Transportation Infrastructure 0.6%

Aegean Marine Petroleum Network, Inc. (c)	180,000	811,800

TOTAL INDUSTRIALS		39,178,222

INFORMATION TECHNOLOGY 12.3%

IT Services 2.8%

CACI International, Inc., Class A (a)(b)	73,000	3,645,620

Semiconductors & Semiconductor Equipment 6.8%

Cypress Semiconductor Corp. (a)(b)	295,000	4,416,150
ON Semiconductor Corp. (a)	600,000	4,302,000
Total		8,718,150

Software 2.7%

Quest Software, Inc. (a)	215,000	3,414,200

TOTAL INFORMATION TECHNOLOGY		15,777,970

MATERIALS 4.1%

Chemicals 2.9%

Cytec Industries, Inc.	15,000	527,100
Minerals Technologies, Inc.	66,000	3,251,820
Total		3,778,920

Containers & Packaging 1.2%

Owens-Illinois, Inc. (a)	100,000	1,512,000

TOTAL MATERIALS		5,290,920

Total Common Stocks (Cost: $116,061,947)		$128,699,332

		Shares	Value

Money Market Fund 0.1%

Columbia Short-Term Cash Fund, 0.125% (d)(e)		120,191	$120,191

Total Money Market Fund (Cost: $120,191)			$120,191

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 26.8%

Certificates of Deposit 2.7%

Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	499,520	$499,520
Branch Banking & Trust Corporation
10/11/11	0.200%	1,000,000	1,000,000
Credit Suisse
12/09/11	0.320%	1,000,000	1,000,000
Swedbank AB
10/24/11	0.260%	1,000,000	1,000,000
Total			3,499,520

Repurchase Agreements 24.1%

Citigroup Global Markets, Inc. dated 09/30/11, matures 10/03/11, repurchase price $5,000,038 (f)
	0.090%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 09/30/11, matures 10/03/11, repurchase price $5,000,038 (f)
	0.090%	5,000,000	5,000,000
Nomura Securities dated 09/30/11, matures 10/03/11, repurchase price $10,000,125 (f)
	0.150%	10,000,000	10,000,000
Pershing LLC dated 09/30/11, matures 10/03/11, repurchase price $5,000,075 (f)
	0.180%	5,000,000	5,000,000
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $6,047,258 (f)
	0.150%	6,047,182	6,047,182
Total			31,047,182

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $34,546,702)			$34,546,702

Total Investments
(Cost: $150,728,840)			$163,366,225(g)
Other Assets & Liabilities, Net			(34,683,230)

Net Assets			$128,682,995

Notes to Portfolio of Investments

(a)                                  Non-income producing.

(b)                                  At September 30, 2011, security was partially or fully on loan.

(c)                                  Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $12,284,600 or 9.55% of net assets.

(d)                                  The rate shown is the seven-day current annualized yield at September 30, 2011.

(e)                                  Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$85,321	$1,934,647	$(1,899,777)	$—	$120,191	$24	$120,191

(f)                                    The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$1,976,262
Freddie Mac Reference REMIC	35,698
Freddie Mac REMICS	2,707,748
Government National Mortgage Association	380,292
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Fannie Mae Interest Strip	$1,339,350
Fannie Mae Pool	2,661,525
Fannie Mae REMICS	2,187
Freddie Mac Gold Pool	779,033
Freddie Mac Non Gold Pool	35,682
Freddie Mac REMICS	20,332
Freddie Mac Strips	164,852
Government National Mortgage Association	97,078
Total Market Value of Collateral Securities	$5,100,039

Nomura Securities (0.150%)

Security Description	Value
Ginnie Mae I Pool	$8,365,836
Ginnie Mae II Pool	1,834,164
Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$1,390,666
Fannie Mae REMICS	882,478
Fannie Mae Whole Loan	9,938
Fannie Mae-Aces	19,338
Freddie Mac REMICS	1,645,249
Ginnie Mae I Pool	794,724
Government National Mortgage Association	357,607
Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.150%)

Security Description	Value
Freddie Mac Gold Pool	$6,168,152
Total Market Value of Collateral Securities	6,168,152

(g)                                  Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$20,670,270	$—	$—	$20,670,270
Consumer Staples	10,941,500	—	—	10,941,500
Energy	7,470,176	—	—	7,470,176
Financials	16,797,510	—	—	16,797,510
Health Care	12,572,764	—	—	12,572,764
Industrials	39,178,222	—	—	39,178,222
Information Technology	15,777,970	—	—	15,777,970
Materials	5,290,920	—	—	5,290,920
Total Equity Securities	128,699,332	—	—	128,699,332

Other
Affiliated Money Market Fund(c)	120,191	—	—	120,191
Investments of Cash Collateral Received for Securities on Loan	—	34,546,702	—	34,546,702
Total Other	120,191	34,546,702	—	34,666,893
Total	$128,819,523	$34,546,702	$—	$163,366,225

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Portfolio of Investments

Columbia Variable Portfolio – Seligman Global Technology Fund

September 30, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 90.3%
HEALTH CARE 3.4%
Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	6,900	$387,366
Olympus Corp. (a)(b)	31,000	956,779
Sirona Dental Systems, Inc. (b)(c)	8,000	339,280
Total		1,683,425
Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc. (c)	15,600	789,984
TOTAL HEALTH CARE		2,473,409
INDUSTRIALS 1.9%
Electrical Equipment 1.9%
Nidec Corp. (a)(b)	17,400	1,401,340
TOTAL INDUSTRIALS		1,401,340
INFORMATION TECHNOLOGY 85.0%
Communications Equipment 3.1%
QUALCOMM, Inc.	45,048	2,190,684
Computers & Peripherals 12.4%
Apple, Inc. (c)	9,100	3,468,738
Asustek Computer, Inc. (a)	42,000	312,999
Dell, Inc. (c)	65,300	923,995
Electronics for Imaging, Inc. (c)(d)	38,000	511,860
EMC Corp. (c)	66,900	1,404,231
NetApp, Inc. (c)	42,100	1,428,874
Toshiba Corp. (a)	214,400	874,634
Total		8,925,331
Electronic Equipment, Instruments & Components 4.4%
Avnet, Inc. (b)(c)	26,600	693,728
Jabil Circuit, Inc.	42,400	754,296
Kyocera Corp. (a)	5,700	476,610
TPK Holding Co., Ltd. (a)(c)	30,000	555,549
Tripod Technology Corp. (a)	82,810	215,709
Unimicron Technology Corp. (a)	348,400	487,291
Total		3,183,183
Internet Software & Services 2.8%
Baidu, Inc., ADR (a)(c)	13,200	1,411,212
eBay, Inc. (c)	12,400	365,676
Yandex NV, Class A (a)(c)	9,398	191,813
Total		1,968,701
IT Services 9.4%
Amdocs Ltd. (a)(c)	120,710	3,273,655

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
CGI Group, Inc., Class A (a)(c)	20,300	$381,843
InterXion Holding NV (a)(c)	13,682	161,585
Rolta India Ltd. (a)	348,700	586,508
VeriFone Systems, Inc. (c)	16,500	577,830
Visa, Inc., Class A	20,700	1,774,404
Total		6,755,825
Office Electronics 3.6%
Canon, Inc. (a)	32,000	1,452,993
Xerox Corp.	157,600	1,098,472
Total		2,551,465
Semiconductors & Semiconductor Equipment 17.3%
Advanced Micro Devices, Inc. (b)(c)	474,672	2,411,334
Advanced Semiconductor Engineering, Inc. (a)	209,451	178,582
Analog Devices, Inc.	6,100	190,625
ASML Holding NV (a)	25,100	867,919
Atmel Corp. (c)	7,900	63,753
Broadcom Corp., Class A (c)	16,400	545,956
Dialog Semiconductor PLC (a)(c)	12,100	204,844
Intel Corp.	87,166	1,859,251
KLA-Tencor Corp. (b)	63,300	2,423,124
Lam Research Corp. (c)	30,600	1,162,188
Marvell Technology Group Ltd. (a)(c)	29,200	424,276
Microsemi Corp. (b)(c)	34,300	548,114
Novellus Systems, Inc. (b)(c)	57,200	1,559,272
Total		12,439,238
Application Software 15.4%
JDA Software Group, Inc. (b)(c)	45,200	1,059,488
NICE Systems Ltd., ADR (a)(b)(c)	33,900	1,028,865
Nuance Communications, Inc. (b)(c)	123,000	2,504,280
Parametric Technology Corp. (c)	144,542	2,223,056
Synopsys, Inc. (c)	141,300	3,442,068
Taleo Corp., Class A (b)(c)	31,000	797,320
Total		11,055,077
Systems Software 16.6%
BMC Software, Inc. (c)	50,930	1,963,861
Check Point Software Technologies Ltd. (a)(b)(c)	30,112	1,588,709
Microsoft Corp.	89,900	2,237,611
Oracle Corp.	88,500	2,543,490

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Systems Software (continued)
Symantec Corp. (c)	217,023	$3,537,475
Total		11,871,146

TOTAL INFORMATION TECHNOLOGY		60,940,650
Total Common Stocks (Cost: $68,693,071)		$64,815,399

	Shares	Value

Money Market Fund 10.1%
Columbia Short-Term Cash Fund, 0.125% (d)(e)	7,238,078	$7,238,078
Total Money Market Fund (Cost: $7,238,078)		$7,238,078

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 17.4%
Repurchase Agreements 17.4%
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $12,483,863 (f)
	0.150%	$12,483,707	$12,483,707
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $12,483,707)			$12,483,707

Total Investments
(Cost: $88,414,856) (g)			$84,537,184(h)
Other Assets & Liabilities, Net			(12,803,294)

Net Assets			$71,733,890

Notes to Portfolio of Investments
(a)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $17,033,715 or 23.75% of net assets.
(b)	At September 30, 2011, security was partially or fully on loan.
(c)	Non-income producing.
(d)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$706,843	$41,874,971	$(35,343,736)	$—	$7,238,078	$4,989	$7,238,078

(e)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

RBS Securities, Inc. (0.150%)

Security Description	Value
Freddie Mac Gold Pool	$12,733,436
Total Market Value of Collateral Securities	$12,733,436

(g)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $88,415,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,602,000
Unrealized Depreciation	(7,480,000)
Net Unrealized Depreciation	$(3,878,000)

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated June 30, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Health Care	$1,516,630	$956,779	$—	$2,473,409
Industrials	—	1,401,340	—	1,401,340
Information Technology	54,727,012	6,213,638	—	60,940,650
Total Equity Securities	56,243,642	8,571,757	—	64,815,399

Other
Affiliated Money Market Fund(c)	7,238,078	—	—	7,238,078
Investments of Cash Collateral Received for Securities on Loan	—	12,483,707	—	12,483,707
Total Other	7,238,078	12,483,707	—	19,721,785
Total	$63,481,720	$21,055,464	$—	$84,537,184

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Portfolio of Investments

Columbia Variable Portfolio – Short Duration U.S. Government Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 2.2%
Agencies 2.2%
Citigroup Funding, Inc.
FDIC Government Guaranty
11/15/12	1.875%	$9,985,000	$10,155,494
General Electric Capital Corp. FDIC Government Guaranty
12/28/12	2.625%	10,350,000	10,639,910
Morgan Stanley FDIC Government Guaranty (a)
02/10/12	0.555%	5,490,000	5,499,602
Total			26,295,006
Total Corporate Bonds & Notes (Cost: $26,036,512)			$26,295,006

Residential Mortgage-Backed Securities - Agency 31.7%
FDIC Structured Sale Guaranteed Notes CMO Series 2010-S1 Class 1A (a)(b)(c)
02/25/48	0.789%	9,477,252	9,492,151
Federal Home Loan Mortgage Corp. (a)(b)
09/01/37	5.617%	700,946	735,934
01/01/37	5.919%	464,673	495,867
Federal Home Loan Mortgage Corp. (a)(b)(d)
CMO IO Series 3453 Class W
12/15/32	7.185%	2,340,711	370,899
CMO IO Series 3630 Class AI
03/15/17	1.931%	5,039,892	204,472
Federal Home Loan Mortgage Corp. (b)
05/01/26	3.500%	1,182,398	1,234,115
03/01/41	4.000%	492,634	517,830
11/01/13- 07/01/40	4.500%	15,852,067	16,853,676
11/01/17- 04/01/24	5.000%	18,087,567	19,468,740
08/01/17- 09/01/19	5.500%	625,475	684,529
03/01/18- 03/01/38	6.000%	10,585,662	11,534,779
04/01/17	6.500%	385,852	422,837
06/01/12- 06/01/16	7.000%	3,878	4,160
03/01/12	7.500%	5,742	5,871
CMO Series 2843 Class BA
01/15/18	5.000%	207,888	213,009
CMO Series 3531 Class CE
01/15/39	3.000%	3,434,336	3,516,560
CMO Series 3683 Class JD
12/15/23	4.000%	7,869,659	8,234,627
CMO Series 3711 Class AG
08/15/23	3.000%	1,618,089	1,667,457
CMO Series 3747 Class NA
10/15/18	1.300%	1,365,335	1,369,888
CMO Series 3774 Class AB
12/15/20	3.500%	10,126,750	10,776,465
CMO Series 3825 Class AB

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/15/20	3.000%	$4,695,056	$4,893,342
CMO Series 3831 Class CG
10/15/18	3.000%	9,586,370	9,980,368
CMO Series 3840 Class AU
05/15/37	3.500%	11,070,700	11,622,391
CMO Series 3862 Class LA
11/15/18	2.500%	9,944,710	10,250,729
Federal Home Loan Mortgage Corp. (b)(d)
CMO IO Series 2639 Class UI
03/15/22	5.000%	814,997	39,359
Federal Home Loan Mortgage Corp. (b)(e)
10/01/26	3.500%	39,250,000	40,893,594
Federal National Mortgage Association (a)(b)
02/01/33	1.758%	142,329	146,014
06/01/34	2.450%	381,310	402,053
12/01/33	4.675%	87,310	92,205
07/01/33	4.947%	282,138	302,505
09/01/37	5.854%	1,219,090	1,296,928
07/01/36	5.935%	850,935	920,600
CMO Series 2003-W11 Class A1
06/25/33	3.042%	7,370	7,369
Federal National Mortgage Association (a)(b)(d)
CMO IO Series 2003-32 Class VS
01/25/33	7.365%	590,958	63,689
CMO IO Series 2004-46 Class SI
05/25/34	5.765%	1,086,136	151,049
CMO IO Series 2004-54 Class SW
06/25/33	5.765%	926,061	83,554
CMO IO Series 2005-57 Class NI
07/25/35	6.465%	529,144	81,619
CMO IO Series 2006-60 Class UI
07/25/36	6.915%	640,277	124,612
Federal National Mortgage Association (b)
10/01/20	3.500%	6,444,617	6,776,163
03/01/23- 09/01/40	4.500%	6,426,906	6,908,828
02/01/13- 06/01/40	5.000%	39,687,654	42,784,466
09/01/12- 07/01/36	5.500%	25,968,150	28,248,681
01/01/17- 04/01/33	6.000%	4,895,638	5,390,454
03/01/15- 06/01/17	7.000%	105,978	116,952
CMO Series 1988-4 Class Z
03/25/18	9.250%	13,789	15,542
CMO Series 2011-23 Class AB
06/25/20	2.750%	9,951,614	10,310,047
CMO Series 2004-60 Class PA
04/25/34	5.500%	931,641	1,015,282
CMO Series 2010-50 Class AB
01/25/24	2.500%	6,711,036	6,855,217
CMO Series 2010-87 Class GA
02/25/24	4.000%	6,536,835	6,815,198
CMO Series 2011-16 Class GE
03/25/26	2.750%	9,588,573	9,932,996
CMO Series 2011-25 Class AH
06/25/21	2.750%	9,624,567	9,970,892

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2011-3 Class EL
05/25/20	3.000%	$11,172,167	$11,628,942
CMO Series 2011-38 Class AH
05/25/20	2.750%	9,942,142	10,271,282
CMO Series 2011-59 Class AD
11/25/21	3.000%	5,559,569	5,778,678
CMO Series 2011-6 Class BA
06/25/20	2.750%	12,047,100	12,483,815
Federal National Mortgage Association (b)(d)
CMO IO Series 2004-84 Class GI
12/25/22	5.000%	84,598	2,619
CMO IO Series 2009-7 Class LI
02/25/39	7.000%	929,948	157,082
Federal National Mortgage Association (b)(e)
10/01/26	5.500%	23,290,000	25,301,022
Federal National Mortgage Association (b)(f)
09/01/36	6.000%	9,837,183	10,972,149
Government National Mortgage Association (b)
08/15/13- 01/20/34	6.000%	3,741,096	4,170,334
10/15/13	6.500%	2,667	2,932
04/15/13- 03/15/18	7.000%	364,920	397,788
CMO Series 2004-19 Class DJ
03/20/34	4.500%	99,205	100,181
Government National Mortgage Association (b)(d)
CMO IO Series 2010-133 Class QI
09/16/34	4.000%	2,768,366	352,826
Total Residential Mortgage-Backed Securities - Agency (Cost: $380,178,817)			$385,916,214

Residential Mortgage-Backed Securities - Non-Agency 1.4%
ASG Resecuritization Trust CMO Series 2010-3 Class 1A87 (b)(c)
07/28/37	3.500%	1,774,124	1,772,309
American Mortgage Trust Series 2093-3 Class 3A (a)(b)(g)(h)
07/27/23	8.188%	1,954	1,185
BCAP LLC Trust (a)(b)(c)
CMO Series 2009-RR13 Class 12A1
04/26/37	5.250%	120,864	120,270
CMO Series 2010-RR6 Class 6A1
07/26/37	4.000%	2,330,609	2,340,070
Banc of America Funding Corp. CMO Series 2010-R4 Class 4A1 (a)(b)(c)
06/26/37	0.429%	542,709	531,328
Citigroup Mortgage Loan Trust, Inc. (a)(b)(c)
CMO Series 2010-7 Class 3A4
12/25/35	7.386%	300,000	311,525
Citigroup Mortgage Loan Trust, Inc. (b)(c)
CMO Series 2010-6 Class 1A1
05/25/35	4.750%	3,842,829	3,894,262

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Comfed Savings Bank CMO Series 1987-1 Class A (a)(b)(h)
01/25/18	6.831%	$7,498	$375
Credit Suisse Mortgage Capital Certificates (a)(b)(c)
CMO Series 2009-12R Class 30A1
12/27/36	5.300%	274,642	277,687
CMO Series 2010-1R Class 37A1
02/27/37	5.000%	158,558	159,525
Credit Suisse Mortgage Capital Certificates (b)(c)
CMO Series 2009-12R Class 14A1
11/27/35	5.500%	2,612,670	2,705,419
CMO Series 2010-1R Class 47A1
04/27/37	5.000%	99,894	100,498
GSR Mortgage Loan Trust CMO Series 2005-5F Class 2A3 (b)
06/25/35	5.500%	659,030	660,062
Indymac Index Mortgage Loan Trust CMO Series 2006-AR13 Class A1 (a)(b)
07/25/36	5.393%	984,393	767,329
LVII Resecuritization Trust CMO Series 2009-3 Class A1 (a)(b)(c)
11/27/37	5.657%	300,709	301,532
Prime Mortgage Trust CMO Series 2005-1 Class 2A1 (b)(c)
09/25/34	5.000%	2,978,564	3,001,317
RBSSP Resecuritization Trust CMO Series 2009-1 Class 4A1 (b)(c)
10/26/35	5.500%	197,294	199,462
Residential Asset Securitization Trust CMO Series 2004-A7 Class A1 (b)
10/25/34	5.500%	257,153	257,156
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-G Class A1 (a)(b)
06/25/34	4.731%	140,467	139,030
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $17,640,979)			$17,540,341

Commercial Mortgage-Backed Securities - Agency 15.7%
Federal Home Loan Mortgage Corp. (a)(b)
Multifamily Structured Pass-Through Certificates
CMO Series K001 Class A2
04/25/16	5.651%	1,625,518	1,773,819
Federal Home Loan Mortgage Corp. (b)
Multifamily Structured Pass-Through Certificates
CMO Series K003 Class A1
07/25/13	2.225%	2,194,771	2,212,175
Federal National Mortgage Association (b)
10/01/19	4.430%	1,399,648	1,546,157
10/01/19	4.420%	570,783	630,141
01/01/20	4.570%	146,783	163,495

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
01/01/20	4.600%	$244,831	$273,136
05/01/24	5.030%	453,171	512,671
CMO Series 2010-M4 Class A1
06/25/20	2.520%	4,497,332	4,667,672
Government National Mortgage Association (b)
CMO Series 2003-17 Class B
10/16/27	4.999%	18,483	18,736
CMO Series 2009-105 Class A
12/16/50	3.456%	5,014,075	5,207,782
CMO Series 2009-114 Class A
12/16/38	3.103%	4,721,123	4,880,461
CMO Series 2009-63 Class A
01/16/38	3.400%	3,185,840	3,334,195
CMO Series 2009-71 Class A
04/16/38	3.304%	4,850,743	5,045,720
CMO Series 2009-90 Class AC
01/16/33	3.137%	3,950,000	4,092,469
CMO Series 2010-100 Class A
06/16/50	2.351%	4,820,702	4,861,508
CMO Series 2010-13 Class A
08/16/22	2.461%	3,164,619	3,191,791
CMO Series 2010-141 Class A
08/16/31	1.864%	8,937,119	9,018,929
CMO Series 2010-159 Class A
01/16/33	2.159%	8,423,317	8,561,771
CMO Series 2010-16 Class AB
05/16/33	2.676%	1,431,099	1,460,634
CMO Series 2010-161 Class AB
05/16/35	2.110%	7,355,022	7,485,294
CMO Series 2010-18 Class A
12/16/50	3.100%	3,597,604	3,751,053
CMO Series 2010-22 Class AC
12/16/30	2.229%	2,739,009	2,779,560
CMO Series 2010-49 Class A
03/16/51	2.870%	1,849,154	1,897,983
CMO Series 2010-65 Class A
11/16/28	2.017%	2,767,254	2,790,217
CMO Series 2010-74 Class A
09/16/33	2.629%	8,910,715	9,064,639
CMO Series 2010-83 Class A
10/16/50	2.021%	3,394,055	3,422,650
CMO Series 2011-1 Class A
12/16/31	2.239%	11,076,874	11,229,979
CMO Series 2011-109 Class A
07/16/32	2.450%	9,973,301	10,153,553
CMO Series 2011-16 Class A
11/16/34	2.210%	11,381,190	11,536,637
CMO Series 2011-20 Class A
04/16/32	1.883%	13,957,743	14,069,640
CMO Series 2011-31 Class A
12/16/35	2.210%	11,412,673	11,646,450
CMO Series 2011-49 Class A
07/16/38	2.450%	12,518,999	12,856,924
CMO Series 2011-53 Class A
12/16/34	2.360%	11,585,751	11,874,005
CMO Series 2011-64 Class A

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
08/16/34	2.380%	14,870,772	15,209,053
Total Commercial Mortgage-Backed Securities - Agency (Cost: $188,332,446)			$191,220,899

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 0.7%
Bear Stearns Commercial Mortgage Securities Series 2005-T18 Class A4 (a)(b)
02/13/42	4.933%	$180,000	$194,147
Citigroup Commercial Mortgage Trust CMO Series 2004-C2 Class A5 (b)
10/15/41	4.733%	110,000	116,082
Commercial Mortgage Pass-Through Certificates Series 2006-C8 Class AAB (b)
12/10/46	5.291%	4,340,000	4,566,596
GMAC Commercial Mortgage Securities, Inc. CMO Series 2003-C2 Class A2 (a)(b)
05/10/40	5.638%	105,000	111,742
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2011-C3 Class A4 (b)(c)
02/16/46	4.717%	175,000	179,853
Morgan Stanley Capital I Series 2003-IQ6 Class A4 (b)
12/15/41	4.970%	365,000	383,937
Morgan Stanley Reremic Trust (a)(b)(c)
Series 2009-GG10 Class A4A
08/12/45	5.984%	1,200,000	1,308,728
Series 2010-GG10 Class A4A
08/15/45	5.984%	800,000	872,486
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4 (a)(b)
10/15/44	5.381%	35,000	38,057
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $7,655,376)			$7,771,628

Asset-Backed Securities - Agency —%
Small Business Administration Participation Certificates Series 2001-20H Class 1
08/01/21	6.340%	131,034	145,045
Total Asset-Backed Securities - Agency (Cost: $131,034)			$145,045

Asset-Backed Securities - Non-Agency 2.2%
Access Group, Inc. Series 2007A Class A2 (a)
08/25/26	0.442%	4,262,043	4,001,760

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Bear Stearns Asset-Backed Securities Trust
Series 2006-HE9 Class 1A1 (a)
11/25/36	0.285%	$241,330	$233,294
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2 (a)
05/25/36	0.335%	1,271,508	1,240,508
Citigroup Mortgage Loan Trust, Inc. (a)
Series 2006-WFH4 Class A2
11/25/36	0.335%	456,305	452,342
Citigroup Mortgage Loan Trust, Inc. (a)(c)
CMO Series 2009-6 Class 13A1
01/25/37	0.315%	364,186	362,012
Countrywide Asset-Backed Certificates
Series 2005-SD1 Class A1C (a)(c)
05/25/35	0.625%	208,214	201,174
Entergy Gulf States Reconstruction Funding LLC
CMO Series 2007-A Class A1
10/01/13	5.510%	30,011	30,695
GE Dealer Floorplan Master Note Trust
Series 2011-1 Class A (a)
07/20/16	0.831%	4,560,000	4,528,207
Mid-State Trust Series 6 Class A1
07/01/35	7.340%	499,248	513,180
Morgan Stanley ABS Capital I (a)
Series 2005-HE3 Class M1
07/25/35	0.725%	199,748	196,593
Series 2005-WMC5 Class M2
06/25/35	0.715%	870,726	855,350
Series 2006-WMC1 Class A2B
12/25/35	0.435%	590,207	567,478
Novastar Home Equity Loan Series 2006-2 Class A2B (a)
06/25/36	0.345%	376,161	374,219
Panhandle-Plains Higher Education Authority, Inc.
Series 2011-2 Class A1 (a)(e)
07/01/21	1.056%	1,650,000	1,630,484
RBSSP Resecuritization Trust (a)(c)
CMO Series 2009-10 Class 4A1
07/26/36	0.368%	1,097,164	1,086,041
CMO Series 2009-11 Class 2A1
04/26/36	0.368%	2,052,183	2,009,216
CMO Series 2009-13 Class 8A1
06/26/37	0.968%	2,132,164	2,111,031
Residential Asset Mortgage Products, Inc.
Series 2004-RS8 Class AI4 (a)
06/25/32	5.060%	592,837	575,763
Sierra Receivables Funding Co. LLC
Series 2010-2A Class A (c)
11/20/25	3.840%	2,462,168	2,522,520
Specialty Underwriting & Residential Finance
Series 2005-BC3 Class M1 (a)
06/25/36	0.685%	3,395,009	3,120,479

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Structured Asset Investment Loan Trust
Series 2005-9 Class A5 (a)
11/25/35	0.465%	$239,011	$234,558
Structured Asset Securities Corp.
CMO Series 2006-NC1 Class A6 (a)
05/25/36	0.285%	37,519	37,344
Total Asset-Backed Securities - Non-Agency
(Cost: $26,599,266)			$26,884,248

Inflation-Indexed Bonds 1.0%
U.S. Treasury Inflation-Indexed Bond
04/15/14	1.250%	11,742,390	12,303,247
Total Inflation-Indexed Bonds (Cost: $12,438,020)			$12,303,247

U.S. Treasury Obligations 10.3%
U.S. Treasury
06/15/13	1.125%	6,500,000	6,593,665
05/31/15	2.125%	1,500,000	1,582,845
07/31/15	1.750%	60,000	62,527
04/30/16	2.625%	1,074,000	1,159,416
U.S. Treasury (i)
05/31/12	0.750%	56,000,000	56,222,880
07/31/12	0.625%	40,000,000	40,153,200
09/30/13	3.125%	5,035,000	5,319,004
01/31/16	2.000%	14,000,000	14,719,684
Total U.S. Treasury Obligations (Cost: $124,183,434)			$125,813,221

U.S. Government & Agency Obligations 31.8%
Federal Farm Credit Bank (a)
08/22/13	0.252%	22,000,000	21,997,866
04/21/14	0.190%	12,000,000	11,976,780
Federal Home Loan Banks
12/28/11	1.000%	10,935,000	10,956,092
06/21/13	1.875%	22,400,000	22,971,850
Federal Home Loan Banks (a)
07/22/13	0.180%	25,000,000	24,952,250
Federal Home Loan Mortgage Corp.
11/30/12	0.375%	3,103,000	3,105,197
Federal Home Loan Mortgage Corp. (a)
01/10/13	0.270%	23,000,000	22,999,999
01/24/13	0.250%	12,000,000	11,996,813
Federal Home Loan Mortgage Corp. (i)
10/28/13	0.875%	69,450,000	70,059,076
06/13/18	4.875%	865,000	1,032,315
Federal National Mortgage Association
11/23/11	1.000%	13,275,000	13,292,298
09/17/13	1.125%	4,220,000	4,267,640
09/30/13	1.125%	6,000,000	6,077,778
Federal National Mortgage Association (a)
02/01/13	0.400%	12,000,000	12,020,508
03/04/14	0.230%	23,000,000	22,999,792

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
Federal National Mortgage Association (i)
09/24/12	0.625%	$34,000,000	$34,127,976
10/26/15	1.625%	86,149,000	88,345,110
Private Export Funding Corp. U.S. Government Guaranty
10/15/14	3.050%	4,150,000	4,420,851
Total U.S. Government & Agency Obligations
(Cost: $383,418,436)			$387,600,191

		Shares	Value

Money Market Fund 7.7%
Columbia Short-Term Cash Fund, 0.125% (j)(k)		93,225,995	$93,225,995
Total Money Market Fund (Cost: $93,225,995)			$93,225,995

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 14.2%
Asset-Backed Commercial Paper 1.3%
Cancara Asset Securitisation LLC
10/03/11	0.250%	4,998,889	$4,998,889
Royal Park Investments Funding Corp.
10/28/11	0.730%	4,997,060	4,997,060
Scaldis Capital LLC
10/04/11	0.550%	5,999,633	5,999,633
Total			15,995,582
Certificates of Deposit 6.7%
ABM AMRO Bank N.V.
10/12/11	0.310%	2,999,225	2,999,225
Bank of Montreal
11/14/11	0.250%	5,000,000	5,000,000
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	2,997,121	2,997,121
Branch Banking & Trust Corporation
10/11/11	0.200%	6,000,000	6,000,000
Clydesdale Bank PLC
10/21/11	0.340%	2,497,830	2,497,830
12/30/11	0.550%	3,994,447	3,994,447
Credit Suisse
12/09/11	0.320%	4,000,000	4,000,000
DnB NOR ASA
11/23/11	0.300%	6,000,000	6,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Landeskreditbank Baden-Wuerttemberg - Foerderbank
10/11/11	0.340%	$3,000,000	$3,000,000
Lloyds Bank PLC
10/14/11	0.346%	4,000,000	4,000,000
Natixis
10/07/11	0.496%	7,000,000	7,000,000
Nordea Bank AB
12/09/11	0.310%	4,000,000	4,000,000
Pohjola Bank PLC
10/12/11	0.650%	3,000,000	3,000,000
Royal Bank of Canada
10/14/11	0.210%	4,001,315	4,001,315
Skandinaviska Enskilda Banken AB
10/03/11	0.150%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
10/11/11	0.250%	3,000,000	3,000,000
Standard Chartered Bank PLC
12/29/11	0.550%	4,993,058	4,993,058
Swedbank AB
10/24/11	0.260%	6,000,000	6,000,000
United Overseas Bank Ltd.
10/28/11	0.270%	4,000,000	4,000,000
Total			81,482,996
Commercial Paper 0.4%
The Commonwealth Bank of Australia
11/28/11	0.270%	4,996,475	4,996,475
Other Short-Term Obligations 0.4%
The Goldman Sachs Group, Inc.
10/17/11	0.280%	5,000,000	5,000,000
Repurchase Agreements 5.4%
Cantor Fitzgerald & Co.
dated 09/30/11, matures 10/03/11,
repurchase price $25,000,292 (l)
	0.140%	25,000,000	25,000,000
Citibank NA
dated 09/30/11, matures 10/03/11,
repurchase price $5,000,050 (l)
	0.120%	5,000,000	5,000,000
MF Global Holdings Ltd.
dated 09/30/11, matures 10/03/11,
repurchase price $5,000,092 (l)
	0.220%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Natixis Financial Products, Inc. dated 09/30/11, matures 10/03/11, repurchase price $5,000,038 (l)
	0.090%	$5,000,000	$5,000,000
Nomura Securities dated 09/30/11, matures 10/03/11, repurchase price $20,000,250 (l)
	0.150%	20,000,000	20,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $5,564,445 (l)
	0.150%	$5,564,375	$5,564,375
Total			65,564,375
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $173,039,428)			$173,039,428

Total Investments
(Cost: $1,432,879,743) (m)			$1,447,755,463(n)
Other Assets & Liabilities, Net			(230,157,190)
Net Assets			$1,217,598,273

Investment in Derivatives

Futures Contracts Outstanding at September 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation
U.S. Treasury Note, 2-year	(352)	$(77,511,502)	Jan. 2012	$109,259
U.S. Treasury Note, 5-year	(550)	(67,366,409)	Jan. 2012	58,999
Total				$168,258

Notes to Portfolio of Investments

(a)                                  Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.

(b)                                  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)                                  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $35,860,416 or 2.95% of net assets.

(d)                                  Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(e)                                  Represents a security purchased on a when-issued or delayed delivery basis.

(f)                                    At September 30, 2011, investments in securities included securities valued at $1,101,560 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(g)                                  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2011 was $1,185, representing less than 0.01% of net assets.  Information concerning such security holdings at September 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
American Mortgage Trust
CMO Series 2010-3 Class 1A87
07/27/23 8.188%	04-27-95	$1,863

(h)                                  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2011, the value of these securities amounted to $1,560, which represents less than 0.01% of net assets.

(i)                                      At September 30, 2011, security was partially or fully on loan.

(j)                                      The rate shown is the seven-day current annualized yield at September 30, 2011.

(k)            Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$16,164,218	$517,097,632	$(440,035,855)	$—	$93,225,995	$78,429	$93,225,995

(l)                                      The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.140%)

Security Description	Value
Fannie Mae Interest Strip	$173,971
Fannie Mae Pool	15,298,052
Fannie Mae REMICS	1,079,871
Federal Home Loan Banks	243,426
Freddie Mac Non Gold Pool	5,225,941
Freddie Mac REMICS	1,286,517
Freddie Mac Strips	485,650
Ginnie Mae I Pool	274,844
Ginnie Mae II Pool	262,698
Government National Mortgage Association	364,165
United States Treasury Note/Bond	804,865
Total Market Value of Collateral Securities	$25,500,000

Citibank NA (0.120%)

Security Description	Value
Fannie Mae Pool	$2,228,972
Freddie Mac Gold Pool	2,871,028
Total Market Value of Collateral Securities	$5,100,000

MF Global Holdings Ltd. (0.220%)

Security Description	Value
Fannie Mae REMICS	$286,842
Federal Farm Credit Bank	5,251
Federal Home Loan Banks	120,846
Federal Home Loan Mortgage Corp	158,802
Federal National Mortgage Association	248,803
Freddie Mac Gold Pool	5,781
Freddie Mac REMICS	434,122
Ginnie Mae I Pool	643,276
Ginnie Mae II Pool	384,328
Government National Mortgage Association	1,265,918
United States Treasury Note/Bond	1,546,082
Total Market Value of Collateral Securities	$5,100,051

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Fannie Mae Discount Notes	$833,292
Federal Farm Credit Bank	649,095
Federal Home Loan Bank Discount Notes	833,249
Federal Home Loan Banks	1,383,157
Federal Home Loan Mortgage Corp	629,495
Federal National Mortgage Association	415,101
Ginnie Mae II Pool	27,489
United States Treasury Note/Bond	329,171
Total Market Value of Collateral Securities	$5,100,049

Nomura Securities (0.150%)

Security Description	Value
Ginnie Mae I Pool	$16,731,673
Ginnie Mae II Pool	3,668,327
Total Market Value of Collateral Securities	$20,400,000

RBS Securities, Inc. (0.150%)

Security Description	Value
Freddie Mac Gold Pool	$5,675,687
Total Market Value of Collateral Securities	$5,675,687

(m)                                At September 30, 2011, the cost of securities for federal income tax purposes was approximately $1,432,880,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$15,796,000
Unrealized Depreciation	(921,000)
Net Unrealized Appreciation	$14,875,000

(n)           Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FDIC	Federal Deposit Insurance Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes	$—	$26,295,006	$—	$26,295,006
Residential Mortgage-Backed Securities - Agency	—	385,916,214	—	385,916,214
Residential Mortgage-Backed Securities - Non-Agency	—	17,538,781	1,560	17,540,341
Commercial Mortgage-Backed Securities - Agency	—	191,220,899	—	191,220,899
Commercial Mortgage-Backed Securities - Non-Agency	—	7,771,628	—	7,771,628
Asset-Backed Securities - Agency	—	145,045	—	145,045
Asset-Backed Securities - Non-Agency	—	25,253,764	1,630,484	26,884,248
Inflation-Indexed Bonds	—	12,303,247	—	12,303,247
U.S. Treasury Obligations	125,813,221	—	—	125,813,221
U.S. Government & Agency Obligations	—	387,600,191	—	387,600,191
Total Bonds	125,813,221	1,054,044,775	1,632,044	1,181,490,040

Other
Affiliated Money Market Fund(c)	93,225,995	—	—	93,225,995
Investments of Cash Collateral Received for Securities on Loan	—	173,039,428	—	173,039,428
Total Other	93,225,995	173,039,428	—	266,265,423

Investments in Securities	219,039,216	1,227,084,203	1,632,044	1,447,755,463

Derivatives(d)
Assets
Futures Contracts	168,258	—	—	168,258
Total	$219,207,474	$1,227,084,203	$1,632,044	$1,447,923,721

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Mortgage Backed Securities classified as Level 3 securities are valued using an income or market approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or estimated cash flows of securities and observed yields on securities management deemed comparable. Certain Asset Backed Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Residential
	Mortgage-Backed	Asset-Backed
	Securities -	Securities -
	Non-Agency	Non-Agency	Total
Balance as of December 31, 2010	$16,274,917	$645,021	$16,919,938
Accrued discounts/premiums	28	119	147
Realized gain (loss)	(162,963)	841	(162,122)
Change in unrealized appreciation (depreciation)*	(7,560)	(7,065)	(14,625)
Sales	(8,534,488)	(638,916)	(9,173,404)
Purchases	9,489	1,630,484	1,639,973
Transfers out of Level 3	(7,577,863)	—	(7,577,863)
Balance as of September 30, 2011	$1,560	$1,630,484	$1,632,044

Financial Assets were transferred from Level 3 to Level 2 due to management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end and utilize a price provided by an approved vendor.

*Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2011 was $(7,560), which is comprised of Residential Mortgage-Backed Securities - Non-Agency.

Investments in Affiliated Funds

Variable Portfolio – Aggressive Portfolio

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 78.9%
Global Real Estate 1.0%
Variable Portfolio - Morgan Stanley Global Real Estate Fund (a)	2,988,575	$28,032,831
International 20.0%
Columbia Variable Portfolio - Emerging Markets Opportunity Fund (a)	4,152,938	54,403,488
Variable Portfolio - AllianceBernstein International Value Fund (a)	16,820,836	140,285,769
Variable Portfolio - Columbia Wanger International Equities Fund (a)	5,528,401	55,726,281
Variable Portfolio - Invesco International Growth Fund (a)	17,802,650	176,246,236
Variable Portfolio - Mondrian International Small Cap Fund (a)	3,125,388	32,879,080
Variable Portfolio - Pyramis® International Equity Fund (a)	12,220,817	113,164,767
Total		572,705,621
U.S. Large Cap 42.3%
Columbia Variable Portfolio - Diversified Equity Income Fund (a)(b)	14,219,140	160,960,665
Variable Portfolio - American Century Growth Fund (a)(b)	16,858,701	171,621,574
Variable Portfolio - Columbia Wanger U.S. Equities Fund (a)(b)	7,310,534	74,421,237
Variable Portfolio - Davis New York Venture Fund (a)(b)	14,104,199	122,565,487
Variable Portfolio - MFS Value Fund (a)(b)	17,859,027	171,982,432
Variable Portfolio - Marsico Growth Fund (a)(b)	15,961,211	169,348,452
Variable Portfolio - NFJ Dividend Value Fund (a)(b)	16,357,235	169,951,667
Variable Portfolio - Nuveen Winslow Large Cap Growth Fund (a)(b)	16,439,818	171,467,307
Total		1,212,318,821
U.S. Mid Cap 9.3%
Columbia Variable Portfolio - Mid Cap Value Opportunity Fund (a)(b)	8,853,215	79,501,869
Variable Portfolio - Goldman Sachs Mid Cap Value Fund (a)	9,500,919	89,973,709
Variable Portfolio - Jennison Mid Cap Growth Fund (a)	9,401,887	98,719,811
Total		268,195,389
U.S. Small Cap 6.3%
Variable Portfolio - Partners Small Cap Growth Fund (a)(b)	5,867,507	60,611,346

	Shares	Value

Equity Funds (continued)
U.S. Small Cap (continued)
Variable Portfolio - Partners Small Cap Value Fund (a)(b)	9,432,083	$119,410,171
Total		180,021,517
Total Equity Funds (Cost: $2,266,282,427)		$2,261,274,179

Fixed-Income Funds 21.1%
Floating Rate 2.1%
Variable Portfolio - Eaton Vance Floating-Rate Income Fund (a)	6,304,948	60,842,744
Global Bond 2.1%
Columbia Variable Portfolio - Global Bond Fund	5,107,104	59,753,115
Inflation Protected Securities 3.8%
Columbia Variable Portfolio - Global Inflation Protected Securities Fund	11,628,384	108,492,826
Investment Grade 11.1%
Columbia Variable Portfolio - Diversified Bond Fund	4,857,028	53,573,016
Columbia Variable Portfolio - Limited Duration Credit Fund	7,660,978	78,065,364
Columbia Variable Portfolio - Short Duration U.S. Government Fund	2,433,230	25,354,253
Variable Portfolio - American Century Diversified Bond Fund	2,338,292	25,534,154
Variable Portfolio - J.P. Morgan Core Bond Fund	2,361,130	25,476,598
Variable Portfolio - PIMCO Mortgage-Backed Securities Fund	2,859,889	30,143,230
Variable Portfolio - Wells Fargo Short Duration Government Fund	7,756,863	79,662,983
Total		317,809,598
Multisector 2.0%
Columbia Variable Portfolio - Strategic Income Fund (a)	7,104,318	59,250,013
Total Fixed-Income Funds (Cost: $601,388,243)		$606,148,296

Money Market Fund —%
Columbia Variable Portfolio - Cash Management Fund, 0.010% (c)	11	11
Total Money Market Fund (Cost: $11)		$11
Total Investments in Affiliated Funds (Cost: $2,867,670,681)		$2,867,422,486(d)
Other Assets and Liabilities		(59,358)
Net Assets		$2,867,363,128

Notes to Investments in Affiliated Funds

(a)

The Fund does not invest in underlying funds for the purpose of exercising management control. At September 30, 2011, the Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held
VP- Partners Small Cap Growth Fund	13.43%
VP – Columbia Wanger U.S. Equities Fund	12.64
VP - Jennison Mid Cap Growth Fund	11.96
VP – AllianceBernstein International Value Fund	11.92
VP – Columbia Wanger International Equities Fund	11.72
VP – Goldman Sachs Mid Cap Value Fund	11.61
VP - Nuveen Winslow Large Cap Growth Fund	11.42
VP - Mondrian International Small Cap Fund	11.41
VP – Marsico Growth Fund	11.29
VP- Pyramis International Equity Fund	11.23
VP - MFS Value Fund	11.22
VP- American Century Growth Fund	11.18
VP - NFJ Dividend Value Fund	11.02
VP - Invesco International Growth Fund	10.74
VP – Davis New York Venture Fund	10.32
Columbia VP -Mid Cap Value Opportunity Fund	9.99
VP- Partners Small Cap Value Fund	9.41
VP- Morgan Stanley Global Real Estate Fund	7.73
VP - Eaton Vance Floating-Rate Income Fund	6.88
Columbia VP -Emerging Markets Opportunity Fund	6.67
Columbia VP -Diversified Equity Income Fund	5.96
Columbia VP- Strategic Income Fund	5.77

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$2,867,422,486	$—	$—	$2,867,422,486

(a) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – AllianceBernstein International Value Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.2%
AUSTRALIA 3.8%
Australia & New Zealand Banking Group Ltd. (a)	179,600	$3,333,591
Caltex Australia Ltd. (a)	38,188	393,588
Fairfax Media Ltd. (a)(b)	5,504,500	4,325,951
Incitec Pivot Ltd. (a)	1,161,661	3,599,157
Macquarie Group Ltd. (a)(b)	321,600	6,954,900
National Australia Bank Ltd. (a)	825,100	17,526,244
OneSteel Ltd. (a)	3,274,246	3,837,217
Telstra Corp., Ltd. (a)	1,666,600	4,963,513
Total		44,934,161
AUSTRIA 0.6%
OMV AG (a)(b)	250,200	7,447,573
BELGIUM 1.3%
Delhaize Group SA (a)	133,416	7,799,386
KBC Groep NV (a)(b)	316,600	7,304,222
Total		15,103,608
BRAZIL 1.5%
Banco do Brasil SA (a)	209,900	2,717,174
Petroleo Brasileiro SA, ADR (a)(b)	398,700	8,261,064
Vale SA, ADR (a)(b)	330,100	6,932,100
Total		17,910,338
CANADA 2.9%
Agrium, Inc. (a)	102,700	6,835,886
Magna International, Inc., Class A (a)(c)	270,600	8,947,695
National Bank of Canada (a)	53,740	3,584,205
New Gold, Inc. (a)(c)	534,200	5,515,836
Nexen, Inc. (a)	616,227	9,585,361
Total		34,468,983
CHINA 0.8%
China Petroleum & Chemical Corp., Class H (a)	4,374,000	4,206,518
Daphne International Holdings Ltd. (a)	2,420,000	2,145,463
Evergrande Real Estate Group Ltd. (a)(b)	8,075,000	2,467,957
Total		8,819,938
FRANCE 8.8%
BNP Paribas SA (a)	338,541	13,346,175
Bouygues SA (a)(b)	516,200	17,076,620
Cie de St. Gobain (a)	167,800	6,401,794
Faurecia (a)	254,917	5,429,857
Renault SA (a)	476,100	15,770,078

Issuer	Shares	Value

Common Stocks (continued)
FRANCE (CONTINUED)
Sanofi (a)	229,349	$15,085,845
Societe Generale SA (a)	843,159	22,072,035
Vivendi SA (a)	429,540	8,745,403
Total		103,927,807
GERMANY 8.0%
Allianz SE, Registered Shares (a)	237,600	22,270,068
Bayerische Motoren Werke AG (a)	61,600	4,069,372
Deutsche Bank AG, Registered Shares (a)	355,600	12,322,005
Deutsche Lufthansa AG, Registered Shares (a)	552,500	7,162,765
E.ON AG (a)	973,100	21,112,427
Muenchener Rueckversicherungs AG, Registered Shares (a)	133,000	16,518,174
ThyssenKrupp AG (a)	420,000	10,319,984
Total		93,774,795
HONG KONG 0.9%
Cathay Pacific Airways Ltd. (a)(b)	1,485,000	2,423,569
Esprit Holdings Ltd. (a)	2,219,900	2,688,503
Jardine Strategic Holdings Ltd. (a)	7,500	196,342
New World Development Ltd. (a)	5,783,000	5,529,592
Wheelock & Co., Ltd. (a)	57,000	168,647
Total		11,006,653
INDIA 0.3%
Hindalco Industries Ltd. (a)	723,500	1,926,688
Tata Steel Ltd. (a)	216,200	1,821,632
Total		3,748,320
ITALY 2.7%
ENI SpA (a)	727,600	12,800,468
Telecom Italia SpA (a)	17,776,200	19,314,025
Total		32,114,493
JAPAN 26.6%
Air Water, Inc. (a)	135,000	1,668,651
Asahi Glass Co., Ltd. (a)	1,319,000	12,877,693
Asahi Group Holdings Ltd. (a)(b)	412,300	8,736,378
Bridgestone Corp. (a)	569,000	12,910,428
DIC Corp. (a)	1,057,000	1,920,142
Dowa Holdings Co., Ltd. (a)(b)	496,000	2,760,398
East Japan Railway Co. (a)	48,800	2,958,579
Fujitsu Ltd. (a)	1,786,000	8,422,508
Furukawa Electric Co., Ltd. (a)(b)	1,330,000	3,622,245
Japan Tobacco, Inc. (a)	4,738	22,162,274
JFE Holdings, Inc. (a)	405,600	8,187,539

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
JX Holdings, Inc. (a)	1,795,400	$10,077,018
Konica Minolta Holdings, Inc. (a)(b)	1,367,000	9,373,126
Mazda Motor Corp. (a)(b)(c)	4,394,000	8,887,959
Mitsubishi Corp. (a)	369,200	7,516,779
Mitsubishi Gas Chemical Co., Inc. (a)	851,000	5,224,292
Mitsubishi UFJ Financial Group, Inc. (a)	1,754,200	8,051,171
Mitsui & Co., Ltd. (a)(b)	481,300	6,971,763
Namco Bandai Holdings, Inc. (a)(b)	437,900	5,930,884
NGK Spark Plug Co., Ltd. (a)	359,000	4,878,962
Nintendo Co., Ltd. (a)(b)	27,800	4,084,867
Nippon Express Co., Ltd. (a)	2,264,000	9,657,063
Nippon Telegraph & Telephone Corp. (a)	572,000	27,403,458
Nissan Motor Co., Ltd. (a)(b)	1,898,100	16,794,462
ORIX Corp. (a)(b)	93,400	7,330,728
Otsuka Holdings Co., Ltd. (a)(b)	380,800	10,432,486
Sharp Corp. (a)(b)	1,572,000	13,206,705
Sony Corp. (a)(b)	458,600	8,778,514
Sumco Corp. (a)(b)(c)	102,500	957,200
Sumitomo Electric Industries Ltd. (a)	983,000	11,544,742
Sumitomo Mitsui Financial Group, Inc. (a)(b)	507,100	14,287,839
Sumitomo Rubber Industries Ltd. (a)(b)	292,600	3,741,309
Tokyo Gas Co., Ltd. (a)	1,133,000	5,262,577
Toshiba Corp. (a)(b)	789,000	3,218,686
Toyota Motor Corp. (a)	557,100	19,096,935
Ube Industries Ltd. (a)	1,151,000	3,825,058
Total		312,761,418
NETHERLANDS 5.2%
Aegon NV (a)(c)	3,100,300	12,566,689
ING Groep NV-CVA (a)(c)	3,129,800	22,077,160
Koninklijke Ahold NV (a)	927,100	10,902,860
Koninklijke DSM NV (a)	167,032	7,262,317
Randstad Holding NV (a)	269,900	8,604,602
Total		61,413,628
NORWAY 0.3%
Telenor ASA (a)	185,100	2,854,838
POLAND 0.3%
KGHM Polska Miedz SA (a)	101,150	3,960,645
PORTUGAL 0.7%
EDP-Energias de Portugal SA (a)	2,449,000	7,542,892

Issuer	Shares	Value

Common Stocks (continued)
RUSSIAN FEDERATION 1.2%
Gazprom OAO, ADR (a)	817,780	$7,828,404
Lukoil OAO, ADR (a)	117,290	5,911,483
Total		13,739,887
SOUTH AFRICA 0.2%
Exxaro Resources Ltd. (a)	130,940	2,744,388
SOUTH KOREA 1.4%
Hana Financial Group, Inc. (a)	56,300	1,637,007
KB Financial Group, Inc. (a)	92,000	3,039,874
LG Display Co., Ltd. (a)	270,800	4,416,577
Samsung Electronics Co., Ltd. (a)	10,290	7,185,059
Total		16,278,517
SPAIN 1.1%
Gas Natural SDG SA (a)	728,400	12,386,510
SWEDEN 0.4%
Saab AB, Class B (a)	262,100	4,702,026
SWITZERLAND 5.7%
Informa PLC (a)	1,562,100	7,927,829
Novartis AG, Registered Shares (a)	475,600	26,567,823
Roche Holding AG, Genusschein Shares (a)	128,800	20,802,763
Xstrata PLC (a)	902,930	11,401,927
Total		66,700,342
TAIWAN 0.5%
Advanced Semiconductor Engineering, Inc. (a)	3,413,000	2,909,988
AU Optronics Corp. (a)	5,294,000	2,107,073
Lite-On Technology Corp. (a)	1,325,333	1,200,490
Total		6,217,551
TURKEY 0.5%
Turkiye Is Bankasi, Class C (a)	1,064,400	2,734,293
Turkiye Vakiflar Bankasi Tao, Class D (a)	1,600,800	3,190,884
Total		5,925,177
UNITED KINGDOM 21.5%
AstraZeneca PLC (a)	815,100	36,173,723
Aviva PLC (a)	1,825,100	8,583,223
BAE Systems PLC (a)	206,479	852,792
Barclays PLC (a)	4,687,900	11,496,413
BP PLC (a)	7,115,620	42,662,983

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
British Land Co. PLC (a)	874,600	$6,442,190
Cookson Group PLC (a)	619,000	4,129,500
GKN PLC (a)	3,182,500	8,641,254
GlaxoSmithKline PLC (a)	860,100	17,748,242
Imperial Tobacco Group PLC (a)	321,300	10,843,105
Inchcape PLC (a)(c)	1,068,219	4,613,933
Legal & General Group PLC (a)	2,007,200	2,997,798
Lloyds Banking Group PLC (a)(c)	25,636,300	13,762,973
Rio Tinto PLC (a)	613,800	27,220,897
Royal Dutch Shell PLC, Class A (a)(b)	1,054,570	32,520,024
Vodafone Group PLC (a)	9,549,600	24,612,015
Total		253,301,065
Total Common Stocks (Cost: $1,337,587,226)		$1,143,785,553

Preferred Stocks 0.9%
GERMANY 0.9%
Volkswagen AG (a)	81,000	$10,689,436
Total Preferred Stocks (Cost: $12,549,345)		$10,689,436

	Shares	Value

Money Market Fund 2.1%
Columbia Short-Term Cash Fund, 0.125% (d)(e)	24,905,936	$24,905,936
Total Money Market Fund (Cost: $24,905,936)		$24,905,936

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 10.7%
Asset-Backed Commercial Paper 1.8%
Alpine Securitization
10/12/11	0.200%	4,999,250	4,999,250
Atlantis One
12/21/11	0.350%	5,994,750	5,994,750
Cancara Asset Securitisation LLC
10/20/11	0.270%	4,998,725	4,998,725
Scaldis Capital LLC
10/04/11	0.550%	4,999,694	4,999,694
Total			20,992,419

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit 4.2%
ABM AMRO Bank N.V.
10/12/11	0.310%	$1,999,483	$1,999,483
Bank of Nova Scotia
11/28/11	0.300%	2,000,000	2,000,000
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	1,998,081	1,998,081
Clydesdale Bank PLC
12/30/11	0.550%	4,993,058	4,993,058
Commerzbank AG
10/06/11	0.370%	3,000,000	3,000,000
Development Bank of Singapore Ltd.
10/21/11	0.270%	2,000,000	2,000,000
DnB NOR ASA
11/23/11	0.300%	3,000,000	3,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/21/11	0.320%	3,000,000	3,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
10/11/11	0.340%	4,000,000	4,000,000
Lloyds Bank PLC
10/14/11	0.346%	5,000,000	5,000,000
Nordea Bank AB
12/09/11	0.310%	3,000,000	3,000,000
Pohjola Bank PLC
10/12/11	0.650%	5,000,000	5,000,000
Swedbank AB
10/24/11	0.260%	6,000,000	6,000,000
United Overseas Bank Ltd.
10/28/11	0.270%	4,000,000	4,000,000
Total			48,990,622

Commercial Paper 0.8%
Suncorp Metway Ltd.
10/11/11	0.290%	4,998,630	4,998,630
Svenska Handelsbank
12/20/11	0.325%	4,995,983	4,995,983
Total			9,994,613

Repurchase Agreements 3.9%
Citibank NA dated 09/30/11, matures 10/03/11, repurchase price $5,000,050 (f)
	0.120%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
G.X. Clarke and Company dated 09/30/11, matures 10/03/11, repurchase price $1,000,015 (f)
	0.180%	$1,000,000	$1,000,000
Goldman Sachs & Co. dated 09/19/11, due 10/03/11 repurchase price $15,000,125 (f)
	0.100%	15,000,000	15,000,000
MF Global Holdings Ltd. dated 09/30/11, matures 10/03/11, repurchase price $10,000,183 (f)
	0.220%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Mizuho Securities USA, Inc. dated 09/30/11, matures 10/03/11, repurchase price $10,000,133 (f)
	0.160%	$10,000,000	$10,000,000
Royal Bank of Canada dated 09/30/11, matures 10/03/11, repurchase price $5,125,799 (f)
	0.080%	5,125,765	5,125,765
Total			46,125,765

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $126,103,419)			$126,103,419

Total Investments
(Cost: $1,501,145,926) (g)			$1,305,484,344(h)
Other Assets & Liabilities, Net			(128,431,778)

Net Assets			$1,177,052,566

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at September 30, 2011:

Industry	Percentage of net assets	Value
Aerospace & Defense	0.5%	$5,554,818
Airlines	0.8	9,586,334
Auto Components	3.8	44,549,506
Automobiles	6.4	75,308,242
Beverages	0.7	8,736,378
Building Products	1.6	19,279,488
Capital Markets	1.6	19,276,906
Chemicals	2.6	30,335,504
Commercial Banks	10.9	128,084,100
Computers & Peripherals	1.1	12,841,684
Construction & Engineering	1.5	17,076,620
Distributors	0.4	4,613,933
Diversified Financial Services	2.5	29,407,889
Diversified Telecommunication Services	5.4	63,281,236
Electric Utilities	2.4	28,655,319
Electrical Equipment	1.3	15,166,987
Electronic Equipment, Instruments & Components	0.6	6,523,650
Food & Staples Retailing	1.6	18,702,247
Gas Utilities	1.5	17,649,087
Household Durables	1.9	21,985,219
Industrial Conglomerates	0.4	4,325,842
Insurance	5.4	62,935,951
Leisure Equipment & Products	0.5	5,930,884
Media	1.0	12,253,780
Metals & Mining	7.4	86,629,249
Office Electronics	0.8	9,373,126
Oil, Gas & Consumable Fuels	12.0	141,694,485
Pharmaceuticals	10.8	126,810,881
Professional Services	0.7	8,604,602
Real Estate Investment Trusts (REITs)	0.5	6,442,190
Real Estate Management & Development	0.7	8,166,196
Road & Rail	1.1	12,615,642
Semiconductors & Semiconductor Equipment	0.9	11,052,246
Software	0.3	4,084,867
Specialty Retail	0.2	2,688,503
Textiles, Apparel & Luxury Goods	0.2	2,145,463
Tobacco	2.8	33,005,379
Trading Companies & Distributors	1.2	14,488,541
Wireless Telecommunication Services	2.1	24,612,015
Other(1)	12.8	151,009,355
Total		$1,305,484,344

(1) Cash & Cash Equivalents.

Investments in Derivatives

At September 30, 2011, $1,145,197 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at September 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
EURO STOXX 50	336	$9,705,362	Dec. 2011	$962,057	$—

Forward Foreign Currency Exchange Contracts Open at September 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation

J.P. Morgan Securities, Inc.	Nov. 15, 2011	40,272,000	40,649,522	$2,257,645	$—
		(CAD)	(USD)

J.P. Morgan Securities, Inc.	Nov. 15, 2011	32,522,000	46,111,165	2,551,598	—
		(EUR)	(USD)

J.P. Morgan Securities, Inc.	Nov. 15, 2011	4,551,197,000	57,963,000	—	(1,079,370)
		(JPY)	(USD)

J.P. Morgan Securities, Inc.	Nov. 15, 2011	52,259,455	50,656,000	—	(3,507,425)
		(USD)	(AUD)

J.P. Morgan Securities, Inc.	Nov. 15, 2011	54,688,906	44,155,000	—	(5,933,433)
		(USD)	(CHF)

J.P. Morgan Securities, Inc.	Nov. 15, 2011	19,765,476	12,352,000	—	(511,925)
		(USD)	(GBP)

J.P. Morgan Securities, Inc.	Nov. 15, 2011	3,065,157	17,194,000	—	(142,286)
		(USD)	(NOK)

J.P. Morgan Securities, Inc.	Nov. 15, 2011	30,763,692	200,367,000	—	(1,625,903)
		(USD)	(SEK)
Total				$4,809,243	$(12,800,342)

Notes to Portfolio of Investments

(a)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $1,154,474,989 or 98.08% of net assets.
(b)	At September 30, 2011, security was partially or fully on loan.
(c)	Non-income producing.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2011.

(e)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$33,511,746	$294,624,160	$(303,229,970)	$—	$24,905,936	$35,078	$24,905,936

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.120%)

Security Description	Value
Fannie Mae Pool	$2,228,972
Freddie Mac Gold Pool	2,871,028
Total Market Value of Collateral Securities	$5,100,000

G.X. Clarke and Company (0.180%)

Security Description	Value
$971,278
Federal Home Loan Banks	7,885
Federal Home Loan Mortgage Corp	20,097
Federal National Mortgage Association	11,137
United States Treasury Note/Bond	9,615
Total Market Value of Collateral Securities	$1,020,012

Goldman Sachs & Co. (0.100%)

Security Description	Value
Government National Mortgage Association	$15,300,000
Total Market Value of Collateral Securities	$15,300,000

MF Global Holdings Ltd. (0.220%)

Security Description	Value
Fannie Mae REMICS	$573,683
Federal Farm Credit Bank	10,502
Federal Home Loan Banks	241,691
Federal Home Loan Mortgage Corp	317,605
Federal National Mortgage Association	497,606
Freddie Mac Gold Pool	11,563
Freddie Mac REMICS	868,244
Ginnie Mae I Pool	1,286,552
Ginnie Mae II Pool	768,657
Government National Mortgage Association	2,531,836
United States Treasury Note/Bond	3,092,164
Total Market Value of Collateral Securities	$10,200,103

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value
Fannie Mae Grantor Trust	$98,363
Fannie Mae Pool	3,246,713
Fannie Mae REMICS	2,113,239
Fannie Mae Whole Loan	17,447
Federal Home Loan Bank of Chicago	20,752
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	109,306
Freddie Mac Gold Pool	1,794,111
Freddie Mac REMICS	2,757,703
Ginnie Mae II Pool	42,366
Total Market Value of Collateral Securities	$10,200,000

Royal Bank of Canada (0.080%)

Security Description	Value
Fannie Mae Pool	$2,121,118
Freddie Mac Gold Pool	1,295,433
Freddie Mac Non Gold Pool	317,548
Freddie Mac REMICS	1,494,181
Total Market Value of Collateral Securities	$5,228,280

(g)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $1,501,146,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$31,645,000
Unrealized Depreciation	(227,307,000)
Net Unrealized Depreciation	$(195,662,000)

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated June 30, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$8,947,695	$149,838,400	$—	$158,786,095
Consumer Staples	—	60,444,004	—	60,444,004
Energy	17,846,425	123,848,060	—	141,694,485
Financials	6,301,379	248,011,851	—	254,313,230
Health Care	—	126,810,881	—	126,810,881
Industrials	—	106,698,875	—	106,698,875
Information Technology	—	43,875,573	—	43,875,573
Materials	19,283,822	97,680,931	—	116,964,753
Telecommunication Services	—	87,893,251	—	87,893,251
Utilities	—	46,304,406	—	46,304,406
Preferred Stocks
Consumer Discretionary	—	10,689,436	—	10,689,436
Total Equity Securities	52,379,321	1,102,095,668		1,154,474,989

Other
Affiliated Money Market Fund(c)	24,905,936	—	—	24,905,936
Investments of Cash Collateral Received for Securities on Loan	—	126,103,419	—	126,103,419
Total Other	24,905,936	126,103,419	—	151,009,355
Investments in Securities	77,285,257	1,228,199,087	—	1,305,484,344
Derivatives(d)
Assets
Futures Contracts	962,057	—	—	962,057
Forward Foreign Currency Exchange Contracts	—	4,809,243	—	4,809,243
Liabilities

Forward Foreign Currency Exchange Contracts	—	(12,800,342)	—	(12,800,342)
Total	$78,247,314	$1,220,207,988	$—	$1,298,455,302

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio — American Century Diversified Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 30.6%
Aerospace & Defense 0.2%
Lockheed Martin Corp. Senior Unsecured
09/15/41	4.850%	$1,200,000	$1,262,551
Lockheed Martin Corp. (a) Senior Unsecured
11/15/19	4.250%	2,430,000	2,642,078
Northrop Grumman Corp. Senior Unsecured (a)
08/01/14	3.700%	500,000	530,735
Raytheon Co. Senior Unsecured
02/15/20	4.400%	1,200,000	1,302,299
Total			5,737,663
Agencies 1.2%
Ally Financial, Inc. FDIC Government Guaranty (a)
10/30/12	1.750%	10,000,000	10,155,370
General Electric Capital Corp. FDIC Government Guaranty
12/28/12	2.625%	10,000,000	10,280,107
JPMorgan Chase & Co. FDIC Government Guaranty
06/15/12	2.200%	7,000,000	7,093,436
Total			27,528,913
Automotive 0.3%
American Honda Finance Corp. Senior Unsecured (b)
09/21/15	2.500%	2,500,000	2,527,530
Daimler Finance North America LLC (b)
09/15/16	2.625%	2,480,000	2,418,789
Nissan Motor Acceptance Corp. Senior Unsecured (b)
01/30/13	3.250%	1,000,000	1,019,412
Total			5,965,731
Banking 6.8%
American Express Centurion Bank
09/13/17	6.000%	3,000,000	3,366,825
American Express Co. Senior Unsecured (a)
05/20/14	7.250%	2,050,000	2,323,376
American Express Credit Corp. Senior Unsecured
09/16/16	2.800%	1,480,000	1,472,661
American Express Credit Corp. (a) Senior Unsecured
09/15/15	2.750%	680,000	683,337
BB&T Corp. Senior Unsecured
04/30/14	5.700%	722,000	788,038
03/15/16	3.200%	1,910,000	1,950,811

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
BNP Paribas SA Bank Guaranteed (a)(c)
02/23/16	3.600%	$690,000	$679,036
Bank of America Corp. Senior Unsecured
05/01/13	4.900%	1,960,000	1,943,769
08/01/16	6.500%	5,500,000	5,461,753
07/01/20	5.625%	2,670,000	2,452,440
Bank of America Corp. (a) Senior Unsecured
04/01/15	4.500%	2,330,000	2,208,244
Bank of America NA Subordinated Notes
03/15/17	5.300%	2,000,000	1,806,318
Barclays Bank PLC Senior Unsecured (c)
09/22/16	5.000%	1,500,000	1,503,366
Capital One Bank USA NA Subordinated Notes
07/15/19	8.800%	1,000,000	1,178,115
Capital One Financial Corp. Senior Unsecured (a)
07/15/21	4.750%	970,000	971,596
Citigroup, Inc. Senior Unsecured
12/13/13	6.000%	2,670,000	2,804,485
01/15/15	6.010%	6,110,000	6,493,610
05/19/15	4.750%	2,000,000	2,049,486
05/15/18	6.125%	5,930,000	6,360,542
07/15/39	8.125%	750,000	899,019
Credit Suisse (a) Senior Unsecured
05/01/14	5.500%	1,560,000	1,649,146
03/23/15	3.500%	3,000,000	3,000,165
Subordinated Notes
02/15/18	6.000%	1,170,000	1,178,539
Deutsche Bank AG Senior Unsecured (a)(c)
08/18/14	3.875%	2,000,000	2,041,192
Fifth Third Bancorp Senior Unsecured (a)
05/01/13	6.250%	1,780,000	1,884,680
Fifth Third Capital Trust IV (d)
04/15/67	6.500%	1,030,000	978,603
Goldman Sachs Group, Inc. (The) Senior Notes
02/01/41	6.250%	960,000	933,521
Senior Unsecured
01/15/15	5.125%	3,950,000	4,077,889
02/15/19	7.500%	2,880,000	3,164,384
03/15/20	5.375%	4,300,000	4,270,222
Goldman Sachs Group, Inc. (The) (a) Senior Unsecured
08/01/15	3.700%	1,570,000	1,537,159

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
02/07/16	3.625%	$4,650,000	$4,527,124
HSBC Bank PLC Senior Notes (b)(c)
06/28/15	3.500%	1,660,000	1,659,809
HSBC Holdings PLC (c) Senior Unsecured
04/05/21	5.100%	1,170,000	1,204,808
Subordinated Notes
06/01/38	6.800%	750,000	749,909
Huntington Bancshares, Inc. Subordinated Notes
12/15/20	7.000%	360,000	407,467
JPMorgan Chase & Co. Senior Unsecured
03/01/16	3.450%	3,500,000	3,514,434
10/02/17	6.400%	900,000	1,021,861
01/15/18	6.000%	2,875,000	3,201,692
JPMorgan Chase & Co. (a) Senior Unsecured
01/20/15	3.700%	6,000,000	6,147,948
03/25/20	4.950%	2,900,000	3,066,648
JPMorgan Chase Bank NA Subordinated Notes
06/13/16	5.875%	3,270,000	3,458,205
JPMorgan Chase Capital XXV
10/01/37	6.800%	1,060,000	1,063,852
KeyBank NA FDIC Government Guaranty
06/15/12	3.200%	7,500,000	7,653,660
Morgan Stanley Senior Unsecured
04/28/15	6.000%	2,800,000	2,786,773
04/01/18	6.625%	2,930,000	2,906,742
09/23/19	5.625%	2,550,000	2,363,621
07/24/20	5.500%	1,980,000	1,793,320
01/25/21	5.750%	2,380,000	2,189,759
Morgan Stanley (a) Senior Unsecured
11/20/14	4.200%	1,500,000	1,466,960
National Australia Bank Ltd. Senior Unsecured (b)(c)
09/28/15	2.750%	900,000	910,247
Northern Trust Co. (The) Subordinated Notes
08/15/18	6.500%	1,090,000	1,291,733
PNC Bank NA Subordinated Notes
12/07/17	6.000%	2,200,000	2,417,210
PNC Funding Corp. Bank Guaranteed
02/08/15	3.625%	660,000	692,347
09/21/15	4.250%	500,000	539,899

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Royal Bank of Canada Senior Notes (a)(c)
07/20/16	2.300%	$1,450,000	$1,465,912
Royal Bank of Scotland PLC (The) (a)(c) Bank Guaranteed
03/16/16	4.375%	3,890,000	3,719,602
Royal Bank of Scotland PLC (The) (c) Bank Guaranteed
09/21/15	3.950%	2,370,000	2,228,384
SunTrust Banks, Inc. Senior Unsecured
04/15/16	3.600%	300,000	304,158
Toronto-Dominion Bank (The) Senior Unsecured (a)(c)
07/14/16	2.500%	1,000,000	1,026,420
U.S. Bancorp
02/01/16	3.442%	1,190,000	1,207,852
Senior Unsecured
06/14/13	2.000%	670,000	681,836
UBS AG Senior Unsecured
08/12/13	2.250%	500,000	491,035
12/20/17	5.875%	4,140,000	4,260,192
Wells Fargo & Co. Senior Unsecured
06/15/16	3.676%	1,430,000	1,488,095
12/11/17	5.625%	3,000,000	3,392,832
Wells Fargo & Co. (a) Senior Unsecured
04/01/21	4.600%	1,350,000	1,443,023
Wells Fargo Bank Subordinated Notes
02/09/15	4.750%	1,084,000	1,129,570
Westpac Banking Corp. Senior Unsecured (a)(c)
08/04/15	3.000%	1,050,000	1,069,119
Total			153,056,385
Brokerage 0.1%
Jefferies Group, Inc. Senior Unsecured
04/13/18	5.125%	1,200,000	1,123,805
04/15/21	6.875%	500,000	519,333
Total			1,643,138
Chemicals 0.4%
CF Industries, Inc.
05/01/18	6.875%	2,000,000	2,225,000
05/01/20	7.125%	1,040,000	1,183,000
Dow Chemical Co. (The) Senior Unsecured
02/15/15	5.900%	2,760,000	3,046,723
02/15/16	2.500%	1,150,000	1,131,355

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Mosaic Co. (The) Senior Unsecured (b)
12/01/16	7.625%	$1,000,000	$1,048,750
Total			8,634,828
Construction Machinery 0.1%
Deere & Co. Senior Unsecured (a)
10/16/29	5.375%	1,450,000	1,806,799
John Deere Capital Corp. Senior Unsecured (a)
06/17/13	1.875%	1,000,000	1,018,384
Total			2,825,183
Consumer Cyclical Services 0.1%
Corrections Corp. of America (a)
06/01/17	7.750%	2,950,000	3,115,937

Consumer Products 0.2%
Jarden Corp. (a)
05/01/16	8.000%	2,000,000	2,112,500
Procter & Gamble Co. (The) Senior Unsecured
08/15/16	1.450%	2,000,000	2,000,176
Total			4,112,676
Diversified Manufacturing 0.5%
Danaher Corp. Senior Unsecured (a)
06/23/21	3.900%	1,000,000	1,075,564
General Electric Co. Senior Unsecured
02/01/13	5.000%	3,000,000	3,144,399
12/06/17	5.250%	2,300,000	2,555,447
United Technologies Corp. Senior Unsecured
02/01/19	6.125%	1,250,000	1,532,845
United Technologies Corp. (a) Senior Unsecured
04/15/40	5.700%	1,680,000	2,048,599
Total			10,356,854
Electric 1.5%
AES Corp. (The) Senior Unsecured (a)
10/15/17	8.000%	2,800,000	2,814,000
CMS Energy Corp. Senior Unsecured
06/15/19	8.750%	3,550,000	4,304,375
Cleveland Electric Illuminating Co. (The) Senior Unsecured
04/01/17	5.700%	571,000	627,316

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Consolidated Edison Co. of New York, Inc. Senior Unsecured
07/01/12	5.625%	$1,700,000	$1,760,233
Dolphin Subsidiary II, Inc. Senior Unsecured (b)(e)
10/15/16	6.500%	1,000,000	987,500
Dominion Resources, Inc. Senior Unsecured
06/15/18	6.400%	1,880,000	2,261,429
08/01/41	4.900%	3,050,000	3,176,725
Duke Energy Carolinas LLC
11/15/18	7.000%	700,000	894,686
Duke Energy Corp. Senior Unsecured
09/15/14	3.950%	3,000,000	3,186,984
Duke Energy Corp. (a) Senior Unsecured
09/15/21	3.550%	930,000	927,794
Edison International Senior Unsecured
09/15/17	3.750%	1,200,000	1,216,085
Exelon Generation Co. LLC Senior Unsecured
10/01/19	5.200%	1,370,000	1,478,748
FirstEnergy Solutions Corp. (a)
08/15/21	6.050%	2,710,000	3,000,853
Florida Power Corp. 1st Mortgage
09/15/37	6.350%	1,000,000	1,299,868
Ipalco Enterprises, Inc. Senior Secured (a)(b)
05/01/18	5.000%	1,030,000	970,775
Niagara Mohawk Power Corp. Senior Unsecured (b)
08/15/19	4.881%	700,000	782,322
PacifiCorp 1st Mortgage (a)
01/15/39	6.000%	1,000,000	1,261,959
Pacific Gas & Electric Co. Senior Unsecured
03/01/37	5.800%	990,000	1,150,472
Public Service Co. of Colorado 1st Mortgage
08/15/41	4.750%	480,000	537,792
Southern Power Co. Senior Unsecured
09/15/41	5.150%	500,000	519,519
Xcel Energy, Inc. Senior Unsecured
09/15/41	4.800%	540,000	571,085
Total			33,730,520

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Entertainment 0.4%
Time Warner, Inc.
07/15/15	3.150%	$1,530,000	$1,577,648
03/15/20	4.875%	2,000,000	2,127,562
05/01/32	7.700%	1,500,000	1,903,389
07/15/40	6.100%	1,060,000	1,164,343
Viacom, Inc. Senior Unsecured
09/15/14	4.375%	1,560,000	1,666,893
Total			8,439,835
Environmental 0.4%
Republic Services, Inc.
09/15/19	5.500%	1,900,000	2,150,372
05/15/41	5.700%	700,000	792,952
Republic Services, Inc. (a)
03/01/20	5.000%	2,000,000	2,224,770
Waste Management, Inc.
09/01/16	2.600%	1,400,000	1,403,318
Waste Management, Inc. (a)
06/30/20	4.750%	2,000,000	2,174,428
Total			8,745,840
Food and Beverage 1.3%
Anheuser-Busch InBev Worldwide, Inc. (c)
11/15/14	5.375%	400,000	446,962
01/15/19	7.750%	6,000,000	7,792,134
Coca-Cola Co. (The) Senior Notes (a)(b)
09/01/16	1.800%	1,970,000	1,978,816
General Mills, Inc. Senior Unsecured
08/15/13	5.250%	3,000,000	3,234,825
Kellogg Co. Senior Unsecured
05/30/16	4.450%	1,000,000	1,114,529
Kraft Foods, Inc. Senior Unsecured
02/01/18	6.125%	1,142,000	1,340,469
Kraft Foods, Inc. (a) Senior Unsecured
02/10/20	5.375%	5,400,000	6,111,293
Mead Johnson Nutrition Co. Senior Unsecured
11/01/14	3.500%	1,500,000	1,566,149
11/01/39	5.900%	1,000,000	1,182,476
PepsiCo, Inc. Senior Unsecured
11/01/40	4.875%	450,000	515,605
PepsiCo, Inc. (a) Senior Unsecured
08/25/21	3.000%	1,680,000	1,696,061
SABMiller PLC Senior Unsecured (b)(c)
08/15/13	5.500%	830,000	890,585

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Tyson Foods, Inc. (a)
04/01/16	6.850%	$1,000,000	$1,087,500
Total			28,957,404
Gaming —%
International Game Technology Senior Unsecured
06/15/20	5.500%	1,000,000	1,075,847
Gas Distributors 0.2%
San Diego Gas & Electric Co. 1st Mortgage (a)
08/15/21	3.000%	2,050,000	2,071,301
Sempra Energy Senior Unsecured
06/01/16	6.500%	1,675,000	1,959,787
02/15/19	9.800%	1,000,000	1,399,455
Total			5,430,543
Gas Pipelines 1.2%
CenterPoint Energy Resources Corp. Senior Unsecured
02/01/37	6.250%	305,000	347,427
El Paso Corp. Senior Unsecured
06/01/18	7.250%	2,800,000	3,129,000
El Paso Pipeline Partners Operating Co. LLC (c)
10/01/21	5.000%	1,310,000	1,312,292
Enbridge Energy Partners LP Senior Unsecured
03/15/20	5.200%	2,000,000	2,128,032
Enbridge Energy Partners LP (a) Senior Unsecured
09/15/40	5.500%	1,200,000	1,226,303
Enterprise Products Operating LLC
06/01/15	3.700%	1,000,000	1,044,215
02/01/41	5.950%	1,190,000	1,276,503
02/15/42	5.700%	1,000,000	1,052,203
Enterprise Products Operating LLC (a)
09/01/20	5.200%	2,550,000	2,803,740
Kinder Morgan Energy Partners LP Senior Unsecured
02/15/20	6.850%	2,000,000	2,361,342
Kinder Morgan Energy Partners LP (a) Senior Unsecured
09/15/20	5.300%	900,000	975,398
09/01/39	6.500%	1,650,000	1,772,701
Magellan Midstream Partners LP Senior Unsecured
07/15/19	6.550%	1,480,000	1,748,676
Plains All American Pipeline LP/Finance Corp.
09/15/15	3.950%	1,280,000	1,346,925

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
Plains All American Pipeline LP/Finance Corp. (a)
05/01/19	8.750%	$2,000,000	$2,552,358
TransCanada PipeLines Ltd. Senior Unsecured (a)(c)
10/01/20	3.800%	820,000	864,861
Williams Partners LP Senior Unsecured
02/15/15	3.800%	250,000	260,837
11/15/20	4.125%	1,570,000	1,557,818
Total			27,760,631
Health Care 0.8%
Boston Scientific Corp. Senior Unsecured
01/15/15	4.500%	1,000,000	1,044,926
Covidien International Finance SA (a)(c)
06/15/13	1.875%	2,000,000	2,028,150
Express Scripts, Inc.
06/15/12	5.250%	2,500,000	2,567,053
06/15/19	7.250%	3,493,000	4,308,774
HCA, Inc. Senior Secured (a)
02/15/20	7.875%	3,170,000	3,280,950
Medco Health Solutions, Inc. Senior Unsecured
08/15/13	7.250%	2,269,000	2,483,116
09/15/20	4.125%	1,040,000	1,033,599
Universal Health Services, Inc. Senior Secured
06/30/16	7.125%	1,860,000	1,948,350
Total			18,694,918
Healthcare Insurance —%
WellPoint, Inc. Senior Unsecured
08/15/40	5.800%	500,000	586,370
Home Construction 0.1%
Toll Brothers Finance Corp.
11/15/12	6.875%	450,000	465,120
11/01/19	6.750%	675,000	690,609
Total			1,155,729
Independent Energy 0.8%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	2,500,000	2,734,498
09/15/36	6.450%	1,000,000	1,057,789
Chesapeake Energy Corp. (a)
07/15/13	7.625%	970,000	1,016,075
Devon Energy Corp. Senior Unsecured (a)
07/15/41	5.600%	1,580,000	1,821,419

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
EOG Resources, Inc. Senior Unsecured
06/01/19	5.625%	$750,000	$887,794
Newfield Exploration Co. Senior Unsecured
01/30/22	5.750%	1,000,000	988,750
Newfield Exploration Co. (a) Senior Subordinated Notes
02/01/20	6.875%	2,510,000	2,585,300
Nexen, Inc. (a)(c) Senior Unsecured
07/30/19	6.200%	1,840,000	2,099,048
Nexen, Inc. (c) Senior Unsecured
03/10/35	5.875%	594,000	581,039
Occidental Petroleum Corp. Senior Unsecured
02/15/17	1.750%	890,000	883,309
Talisman Energy, Inc. (c) Senior Unsecured
06/01/19	7.750%	2,600,000	3,193,369
02/01/21	3.750%	1,040,000	1,009,789
Total			18,858,179
Integrated Energy 0.9%
BP Capital Markets PLC (a)(c)
03/11/16	3.200%	1,230,000	1,282,308
BP Capital Markets PLC (c)
10/01/20	4.500%	1,000,000	1,083,129
Cenovus Energy, Inc. Senior Unsecured (a)(c)
09/15/14	4.500%	1,000,000	1,078,039
ConocoPhillips Holding Co. Senior Unsecured
04/15/29	6.950%	1,330,000	1,770,623
ConocoPhillips
02/01/19	5.750%	4,000,000	4,782,572
Hess Corp. Senior Unsecured (a)
01/15/40	6.000%	940,000	1,072,034
Marathon Petroleum Corp. (a)(b) Senior Unsecured
03/01/21	5.125%	1,620,000	1,687,039
Marathon Petroleum Corp. (b) Senior Unsecured
03/01/16	3.500%	1,000,000	1,030,985
Shell International Finance BV (a)(c)
09/22/15	3.250%	1,225,000	1,306,318
Shell International Finance BV (c)
06/28/15	3.100%	3,000,000	3,184,932
Suncor Energy, Inc. (c) Senior Unsecured
06/01/18	6.100%	1,753,000	2,044,287

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy (continued)
06/01/39	6.850%	$730,000	$884,536
Total			21,206,802
Life Insurance 0.6%
Hartford Financial Services Group, Inc. Senior Unsecured
03/30/15	4.000%	1,510,000	1,518,989
03/15/18	6.300%	1,130,000	1,168,061
Lincoln National Corp. Senior Unsecured (a)
02/15/20	6.250%	1,565,000	1,645,051
MetLife, Inc. Senior Unsecured
06/01/16	6.750%	3,000,000	3,450,375
06/15/35	5.700%	730,000	780,366
Prudential Financial, Inc. Senior Unsecured
09/17/12	3.625%	750,000	762,574
06/15/19	7.375%	1,730,000	2,027,212
11/15/40	6.200%	510,000	523,919
05/12/41	5.625%	730,000	692,253
Prudential Financial, Inc. (a) Senior Unsecured
06/21/20	5.375%	1,270,000	1,332,643
Total			13,901,443
Lodging 0.1%
Wyndham Worldwide Corp. Senior Unsecured
12/01/16	6.000%	1,770,000	1,851,231
Media Cable 1.5%
CSC Holdings LLC Senior Unsecured (a)
04/15/12	6.750%	300,000	305,250
Comcast Corp.
03/15/16	5.900%	2,500,000	2,860,160
11/15/35	6.500%	2,120,000	2,444,786
05/15/38	6.400%	1,800,000	2,038,341
DIRECTV Holdings LLC/Financing Co., Inc.
10/01/14	4.750%	1,500,000	1,625,098
DIRECTV Holdings LLC/Financing Co., Inc. (a)
03/15/15	3.550%	4,700,000	4,901,691
03/01/21	5.000%	3,000,000	3,173,310
DISH DBS Corp. (a)
10/01/13	7.000%	650,000	674,375
02/01/16	7.125%	820,000	830,250
DISH DBS Corp. (a)(b)
06/01/21	6.750%	1,750,000	1,671,250
Time Warner Cable, Inc.
07/01/18	6.750%	4,200,000	4,887,355
Time Warner Cable, Inc. (a)
09/01/21	4.000%	2,670,000	2,611,041
Virgin Media Secured Finance PLC (c) Senior Secured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
01/15/18	6.500%	$3,580,000	$3,803,750
01/15/21	5.250%	950,000	1,022,300
Total			32,848,957
Media Non-Cable 0.9%
CBS Corp. (a)
02/15/21	4.300%	1,360,000	1,370,454
Discovery Communications LLC
08/15/19	5.625%	1,200,000	1,358,186
Discovery Communications LLC (a)
06/15/21	4.375%	2,010,000	2,076,849
Interpublic Group of Companies, Inc. (The) Senior Unsecured
07/15/17	10.000%	1,500,000	1,706,250
Lamar Media Corp.
04/01/14	9.750%	1,500,000	1,653,750
NBCUniversal Media LLC Senior Unsecured
04/30/20	5.150%	4,020,000	4,408,256
04/01/21	4.375%	2,420,000	2,485,669
News America, Inc.
08/15/39	6.900%	1,590,000	1,810,779
News America, Inc. (a)
02/15/21	4.500%	1,950,000	1,959,083
Omnicom Group, Inc. Senior Unsecured
08/15/20	4.450%	1,990,000	2,007,618
Total			20,836,894
Metals 0.9%
Anglo American Capital PLC (a)(b)(c)
09/27/20	4.450%	250,000	250,401
Anglo American Capital PLC (b)(c)
04/08/19	9.375%	1,000,000	1,324,381
AngloGold Ashanti Holdings PLC (c)
04/15/20	5.375%	1,755,000	1,719,410
ArcelorMittal (a)(c) Senior Unsecured
06/01/19	9.850%	1,480,000	1,676,945
08/05/20	5.250%	1,345,000	1,201,693
Barrick North America Finance LLC (a)
05/30/21	4.400%	1,450,000	1,486,882
Freeport-McMoRan Copper & Gold, Inc. Senior Unsecured
04/01/17	8.375%	1,500,000	1,608,750
Newmont Mining Corp.
10/01/39	6.250%	1,060,000	1,197,624
Peabody Energy Corp.
11/01/16	7.375%	630,000	692,213
09/15/20	6.500%	1,000,000	1,051,250
Rio Tinto Finance U.S.A. Ltd. (c)
09/20/21	3.750%	1,710,000	1,703,222

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
Rio Tinto Finance USA Ltd. (a)(c)
11/02/20	3.500%	$680,000	$668,656
Teck Resources Ltd. (a)(c)
01/15/17	3.150%	1,000,000	1,005,873
Vale Overseas Ltd. (a)(c)
09/15/19	5.625%	3,240,000	3,392,280
09/15/20	4.625%	1,400,000	1,352,949
Total			20,332,529
Non-Captive Consumer 0.4%
American International Group, Inc. Senior Unsecured
01/16/18	5.850%	3,410,000	3,378,287
08/15/18	8.250%	1,650,000	1,828,938
HSBC Finance Corp. Senior Unsecured
07/15/13	4.750%	600,000	620,298
SLM Corp. Senior Unsecured
10/01/13	5.000%	1,750,000	1,713,036
SLM Corp. (a) Senior Notes
01/25/16	6.250%	1,110,000	1,089,503
Total			8,630,062
Non-Captive Diversified 1.0%
Ford Motor Credit Co. LLC (a) Senior Unsecured
10/01/13	7.000%	450,000	472,553
09/15/15	5.625%	1,340,000	1,347,926
08/02/21	5.875%	2,070,000	2,058,994
General Electric Capital Corp.
09/15/17	5.625%	2,000,000	2,193,872
Senior Unsecured
08/07/19	6.000%	4,100,000	4,615,140
01/10/39	6.875%	750,000	860,806
Subordinated Notes
02/11/21	5.300%	810,000	832,227
General Electric Capital Corp. (a) Senior Unsecured
11/14/14	3.750%	4,000,000	4,175,652
11/09/15	2.250%	2,000,000	1,976,944
09/16/20	4.375%	2,250,000	2,289,490
01/07/21	4.625%	200,000	207,570
International Lease Finance Corp. Senior Unsecured (a)
05/15/16	5.750%	1,180,000	1,048,800
Total			22,079,974
Oil Field Services 0.2%
Ensco PLC Senior Unsecured (c)
03/15/16	3.250%	980,000	995,096

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services (continued)
Transocean, Inc. (a)(c)
11/15/20	6.500%	$900,000	$982,078
Weatherford International Ltd. (a)(c)
03/01/19	9.625%	1,490,000	1,925,101
Total			3,902,275
Other Financial Institutions 0.1%
QBE Capital Funding III Ltd. (b)(c)(d)
05/24/41	7.250%	1,310,000	1,184,121
Packaging 0.1%
Ball Corp. (a)
09/15/20	6.750%	2,710,000	2,811,625
Paper 0.2%
Georgia-Pacific LLC (a)(b)
11/01/20	5.400%	4,000,000	4,069,264
Pharmaceuticals 0.8%
Abbott Laboratories Senior Unsecured (a)
05/27/40	5.300%	1,435,000	1,709,962
Amgen, Inc. Senior Unsecured
06/01/17	5.850%	950,000	1,131,859
Amgen, Inc. (a) Senior Unsecured
06/15/21	4.100%	980,000	1,054,852
Pfizer, Inc. Senior Unsecured
03/15/39	7.200%	1,400,000	2,032,414
Roche Holdings, Inc. (b)
03/01/19	6.000%	5,030,000	6,145,568
03/01/39	7.000%	1,670,000	2,388,264
Watson Pharmaceuticals, Inc. Senior Unsecured
08/15/14	5.000%	2,432,000	2,632,574
Total			17,095,493
Property & Casualty 0.3%
Allstate Corp. (The) Senior Unsecured (a)
05/16/19	7.450%	3,000,000	3,667,230
Berkshire Hathaway Finance Corp. (a)
01/15/21	4.250%	1,195,000	1,254,017
Berkshire Hathaway, Inc. Senior Unsecured (a)
08/15/21	3.750%	540,000	547,643
CNA Financial Corp. Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
08/15/20	5.875%	$700,000	$719,249
08/15/21	5.750%	500,000	504,528
Total			6,692,667
Railroads 0.2%
Burlington Northern Santa Fe LLC Senior Unsecured
09/01/20	3.600%	1,881,000	1,914,294
03/01/41	5.050%	700,000	750,469
CSX Corp. Senior Unsecured
03/15/13	5.750%	1,000,000	1,062,959
Norfolk Southern Corp. Senior Unsecured
04/01/18	5.750%	1,200,000	1,406,538
Total			5,134,260
REITs 0.9%
DDR Corp. Senior Unsecured
04/15/18	4.750%	3,380,000	3,083,060
DDR Corp. (a) Senior Unsecured
10/15/12	5.375%	730,000	733,816
Digital Realty Trust LP (a)
07/15/15	4.500%	1,000,000	1,020,552
HCP, Inc. (a) Senior Unsecured
02/01/16	3.750%	730,000	721,422
02/01/21	5.375%	975,000	978,254
Kimco Realty Corp. Senior Unsecured
10/01/19	6.875%	910,000	1,038,737
ProLogis LP
06/01/13	6.300%	1,100,000	1,153,883
12/01/19	6.625%	400,000	412,879
03/15/20	6.875%	40,000	41,731
Reckson Operating Partnership LP Senior Unsecured
03/31/16	6.000%	670,000	706,595
SL Green Realty Corp./Operating Partnership/Reckson Senior Unsecured
03/15/20	7.750%	1,615,000	1,825,378
SL Green Realty Corp./Operating Partnership/Reckson (a) Senior Unsecured
08/15/18	5.000%	510,000	492,912
Simon Property Group LP Senior Unsecured (a)
02/01/20	5.650%	1,945,000	2,132,928
UDR, Inc. (a)
06/01/18	4.250%	1,130,000	1,153,646
Ventas Realty LP/Capital Corp.
06/01/21	4.750%	1,200,000	1,152,449
Ventas Realty LP/Capital Corp. (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
REITs (continued)
11/30/15	3.125%	$1,995,000	$1,971,892
WEA Finance LLC (a)(b)
05/10/21	4.625%	1,960,000	1,871,604
Total			20,491,738
Restaurants 0.1%
McDonald’s Corp. Senior Unsecured
03/01/18	5.350%	700,000	834,838
Yum! Brands, Inc. Senior Unsecured (a)
11/01/21	3.750%	590,000	591,991
Total			1,426,829
Retailers 0.8%
CVS Caremark Corp. Senior Unsecured
03/15/19	6.600%	3,500,000	4,257,288
Gap, Inc. (The) Senior Unsecured
04/12/21	5.950%	1,110,000	1,044,052
Home Depot, Inc. Senior Unsecured
03/01/16	5.400%	1,610,000	1,821,688
Home Depot, Inc. (a) Senior Unsecured
04/01/41	5.950%	850,000	1,010,941
Limited Brands, Inc. Senior Unsecured
07/15/17	6.900%	1,400,000	1,466,500
Macy’s Retail Holdings, Inc.
03/15/12	5.350%	1,000,000	1,015,387
Macy’s Retail Holdings, Inc. (a)
12/01/16	5.900%	1,030,000	1,130,450
Wal-Mart Stores, Inc. Senior Unsecured
04/01/40	5.625%	3,500,000	4,257,519
Wal-Mart Stores, Inc. (a) Senior Unsecured
10/25/40	5.000%	1,940,000	2,216,836
04/15/41	5.625%	500,000	616,001
Total			18,836,662
Supermarkets 0.3%
Delhaize Group SA (a)(c)
06/15/17	6.500%	1,867,000	2,182,336
Kroger Co. (The)
06/15/12	6.200%	1,343,000	1,388,855
08/15/17	6.400%	1,600,000	1,897,127
Safeway, Inc. Senior Unsecured
08/15/12	5.800%	2,000,000	2,076,738
Total			7,545,056

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology 0.9%
Cisco Systems, Inc. Senior Unsecured
02/15/39	5.900%	$830,000	$996,925
Google, Inc. Senior Unsecured (a)
05/19/16	2.125%	1,500,000	1,545,234
International Business Machines Corp. Senior Unsecured
07/22/16	1.950%	4,350,000	4,388,219
Intuit, Inc. Senior Unsecured
03/15/17	5.750%	1,000,000	1,123,915
Jabil Circuit, Inc. Senior Unsecured
07/15/16	7.750%	1,910,000	2,105,775
Jabil Circuit, Inc. (a) Senior Unsecured
12/15/20	5.625%	1,830,000	1,784,250
Oracle Corp. Senior Unsecured
01/15/16	5.250%	1,000,000	1,148,611
Oracle Corp. (b) Senior Notes
07/15/40	5.375%	3,800,000	4,400,456
Xerox Corp. Senior Unsecured
02/15/15	4.250%	2,850,000	3,014,667
Total			20,508,052
Textile 0.1%
Hanesbrands, Inc. (a)
12/15/20	6.375%	1,540,000	1,493,800
Tobacco 0.2%
Altria Group, Inc.
08/06/19	9.250%	1,415,000	1,854,787
02/06/39	10.200%	1,000,000	1,449,437
Philip Morris International, Inc. Senior Unsecured (a)
05/17/21	4.125%	1,870,000	2,018,914
Total			5,323,138
Wireless 0.9%
America Movil SAB de CV (c)
03/30/20	5.000%	2,550,000	2,692,800
American Tower Corp Senior Unsecured
04/01/15	4.625%	2,300,000	2,438,748
Cellco Partnership/Verizon Wireless Capital LLC Senior Unsecured
11/15/18	8.500%	3,400,000	4,530,639
Cellco Partnership/Verizon Wireless Capital LLC (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
Senior Unsecured
02/01/14	5.550%	$2,400,000	$2,625,701
SBA Telecommunications, Inc. (a)
08/15/19	8.250%	2,000,000	2,100,000
Vodafone Group PLC (a)(c) Senior Unsecured
12/16/13	5.000%	2,800,000	3,020,217
Vodafone Group PLC (c) Senior Unsecured
02/27/17	5.625%	2,170,000	2,486,818
Total			19,894,923
Wirelines 1.6%
AT&T, Inc.
Senior Unsecured
09/15/14	5.100%	1,000,000	1,098,202
02/15/39	6.550%	4,100,000	4,855,556
AT&T, Inc. (a) Senior Unsecured
11/15/13	6.700%	1,000,000	1,110,873
08/15/21	3.875%	2,680,000	2,756,806
British Telecommunications PLC (c) Senior Unsecured
01/15/13	5.150%	1,000,000	1,045,818
01/15/18	5.950%	3,065,000	3,408,433
CenturyLink, Inc. Senior Unsecured
09/15/19	6.150%	1,505,000	1,395,295
CenturyLink, Inc. (a) Senior Unsecured
09/15/39	7.600%	860,000	773,585
Deutsche Telekom International Finance BV (c)
08/20/18	6.750%	2,450,000	2,895,248
France Telecom SA Senior Unsecured (c)
07/08/14	4.375%	1,300,000	1,387,191
Qwest Corp. Senior Unsecured
03/15/12	8.875%	1,250,000	1,292,188
Telecom Italia Capital SA (c)
06/04/18	6.999%	2,620,000	2,625,306
Telefonica Emisiones SAU (c)
07/15/19	5.877%	1,200,000	1,177,825
02/16/21	5.462%	2,200,000	2,096,399
Verizon Communications, Inc. Senior Unsecured
04/01/39	7.350%	1,520,000	2,050,576
Verizon Communications, Inc. (a) Senior Unsecured
11/01/18	8.750%	300,000	401,739
04/01/19	6.350%	2,500,000	3,006,325

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)
Windstream Corp. (a)
11/01/17	7.875%	$2,600,000	$2,632,500
Total			36,009,865
Total Corporate Bonds & Notes (Cost: $676,821,821)			$690,520,784

Residential Mortgage-Backed Securities - Agency 31.4%

Federal Home Loan Mortgage Corp. (d)(f)
07/01/40	3.540%	3,552,743	3,734,853
02/01/41	3.700%	3,286,736	3,427,706
Federal Home Loan Mortgage Corp. (f)
04/01/41	4.000%	22,140,474	23,321,300
11/01/22- 06/01/33	5.000%	10,230,032	11,022,925
03/01/34- 08/01/38	5.500%	20,712,418	22,564,778
02/01/38	6.000%	9,129,468	10,027,295
CMO Series 3599 Class B
11/15/14	1.600%	1,942,719	1,950,444
Federal National Mortgage Association (d)(f)
CMO Series 2002-82 Class FP
02/25/32	0.735%	1,408,219	1,410,127
CMO Series 2006-43 Class FM
06/25/36	0.535%	3,496,173	3,489,225
CMO Series 2007-36 Class FB
04/25/37	0.635%	2,224,447	2,221,897
Federal National Mortgage Association (e)(f)
10/01/40	3.500%	22,880,000	23,505,626
10/01/41	4.500%	44,000,000	46,674,373
10/01/41	5.000%	25,000,000	26,890,625
10/01/41	6.000%	9,100,000	9,981,562
10/01/41	6.500%	7,000,000	7,715,312
Federal National Mortgage Association (f)
10/01/40- 12/01/40	4.000%	28,570,293	30,071,709
07/01/33- 07/01/41	4.500%	68,407,449	73,341,807
07/01/31- 08/01/39	5.000%	99,113,494	107,119,926
04/01/33- 01/01/39	5.500%	90,931,273	99,206,318
08/01/34- 09/01/37	6.000%	33,503,474	37,094,329
Government National Mortgage Association (f)
11/20/40	4.000%	31,801,671	34,074,563
02/15/40- 06/15/41	4.500%	68,183,527	74,426,495
07/20/39- 10/20/40	5.000%	49,717,070	54,717,022

Total Residential Mortgage-Backed Securities - Agency (Cost: $692,659,419)			$707,990,217

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 3.8%

Banc of America Mortgage Securities, Inc. CMO Series 2004-7 Class 7A1 (f)
08/25/19	5.000%	$1,323,330	$1,351,404
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2006-1 Class A1 (d)(f)
02/25/36	2.520%	2,226,046	1,858,312
Chase Mortgage Financial Corp. CMO Series 2006-S4 Class A3 (f)
12/25/36	6.000%	1,955,046	1,863,621
CitiCorp Mortgage Securities, Inc. CMO Series 2003-6 Class 1A2 (f)
05/25/33	4.500%	798,657	804,001
Citicorp Mortgage Securities, Inc. CMO Series 2007-8 Class 1A3 (f)
09/25/37	6.000%	2,222,957	2,162,097
Citigroup Mortgage Loan Trust, Inc. CMO Series 2005-4 Class A (d)(f)
08/25/35	5.323%	4,637,452	4,406,044
Countrywide Home Loan Mortgage Pass-Through Trust (f)
CMO Series 2003-35 Class 1A3
09/25/18	5.000%	2,263,572	2,356,999
CMO Series 2004-5 Class 2A4
05/25/34	5.500%	781,384	808,669
Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2003-AR28 Class 2A1 (d)(f)
12/25/33	2.742%	1,475,335	1,239,252
JPMorgan Mortgage Trust (d)(f)
CMO Series 2005-A4 Class 2A1
07/25/35	2.796%	2,982,899	2,396,756
CMO Series 2005-S2 Class 3A1
02/25/32	6.785%	3,082,087	3,111,918
JPMorgan Mortgage Trust (f)
CMO Series 2004-S2 Class 1A3
11/25/19	4.750%	2,007,957	2,014,343
PHH Mortgage Capital LLC CMO Series 2007-6 Class A1 (d)(f)
12/18/37	6.141%	2,628,868	2,703,012
Provident Funding Mortgage Loan Trust CMO Series 2005-1 Class 2A1 (d)(f)
05/25/35	2.656%	3,549,892	3,358,319
Residential Funding Mortgage Securities I CMO Series 2006-S10 Class 2A1 (f)
10/25/21	5.500%	1,429,021	1,355,875
WaMu Mortgage Pass-Through Certificates (f)
CMO Series 2003-S11 Class 3A5
11/25/33	5.950%	1,749,216	1,848,461
CMO Series 2003-S8 Class A2
09/25/18	5.000%	1,795,489	1,847,191
Wells Fargo Mortgage Backed Securities Trust (f)
CMO Series 2005-9 Class 1A11
10/25/35	5.500%	3,443,234	3,537,344
CMO Series 2006-13 Class A5
10/25/36	6.000%	7,000,000	6,781,306

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

CMO Series 2007-13 Class A1
09/25/37	6.000%	$2,778,302	$2,633,747
Wells Fargo Mortgage-Backed Securities Trust (d)(f)
CMO Series 2004-A Class A1
02/25/34	4.850%	2,122,572	2,078,312
CMO Series 2005-AR14 Class A1
08/25/35	5.353%	2,641,112	2,520,373
CMO Series 2005-AR16 Class 4A6
10/25/35	2.727%	749,096	733,032
CMO Series 2005-AR2 Class 2A2
03/25/35	2.737%	3,664,857	3,053,357
CMO Series 2007-AR10 Class 1A1
01/25/38	6.063%	1,961,158	1,878,423
Wells Fargo Mortgage-Backed Securities Trust (f)
CMO Series 2003-12 Class A1
11/25/18	4.750%	2,192,179	2,265,709
CMO Series 2004-4 Class A9
05/25/34	5.500%	3,341,963	3,436,373
CMO Series 2005-17 Class 1A1
01/25/36	5.500%	726,585	675,994
CMO Series 2005-2 Class 1A1
04/25/35	5.500%	2,696,355	2,720,428
CMO Series 2005-5 Class 1A1
05/25/20	5.000%	1,132,955	1,127,959
CMO Series 2005-6 Class A1
08/25/35	5.250%	2,376,645	2,374,449
CMO Series 2006-10 Class A19
08/25/36	6.000%	2,836,318	2,785,758
CMO Series 2006-10 Class A4
08/25/36	6.000%	2,942,705	2,845,089
CMO Series 2006-3 Class A9
03/25/36	5.500%	2,792,734	2,748,734
CMO Series 2006-9 Class 1A15
08/25/36	6.000%	2,295,379	2,287,510
CMO Series 2007-3 Class 3A1
04/25/22	5.500%	2,619,725	2,701,059

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $85,452,940)			$84,671,230

Commercial Mortgage-Backed Securities - Non-Agency 5.7%

Banc of America Merrill Lynch Commercial Mortgage, Inc. (d)(f)
Series 2003-2 Class A3
03/11/41	4.873%	1,839,273	1,873,130
Series 2005-5 Class A4
10/10/45	5.115%	3,450,000	3,755,625
Series 2005-5 Class AM
10/10/45	5.176%	3,475,000	3,490,304
Banc of America Merrill Lynch Commercial Mortgage, Inc. (f)
Series 2004-6 Class A3
12/10/42	4.512%	9,618,821	9,677,409
Series 2005-1 Class A3
11/10/42	4.877%	830,063	830,367

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Commercial Mortgage Pass-Through Certificates Series 2004-LB3A Class A4 (d)(f)
07/10/37	5.234%	$778,309	$798,108
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class A5 (d)(f)
07/10/45	4.979%	2,000,000	2,010,472
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class A3 (f)
04/10/40	4.646%	666,393	673,610
GS Mortgage Securities Corp. II (d)(f)
Series 2004-GG2 Class A6
08/01/38	5.396%	9,335,000	10,008,059
GS Mortgage Securities Corp. II (f)
Series 2005-GG4 Class A4
07/10/39	4.761%	9,400,000	9,905,861
Series 2005-GG4 Class A4A
07/10/39	4.751%	6,080,000	6,452,455
Greenwich Capital Commercial Funding Corp. (d)(f)
Series 2005-GG3 Class A4
08/10/42	4.799%	3,500,000	3,688,293
Greenwich Capital Commercial Funding Corp. (f)
Series 2005-GG3 Class A3
08/10/42	4.569%	15,395,000	15,504,628
LB-UBS Commercial Mortgage Trust (d)(f)
Series 2003-C7 Class A3
09/15/27	4.559%	7,975,000	7,984,346
Series 2004-C4 Class A4
06/15/29	5.497%	3,300,000	3,544,061
Series 2004-C8 Class AJ
12/15/39	4.858%	1,250,000	1,231,165
Series 2005-C5 Class AM
09/15/40	5.017%	4,500,000	4,402,773
Series 2005-C7 Class AM
11/15/40	5.263%	4,086,214	4,120,657
LB-UBS Commercial Mortgage Trust (e)(f)
Series 2005-C7 Class AM
11/15/40	5.263%	13,786	13,902
LB-UBS Commercial Mortgage Trust (f)
Series 2004-C1 Class A4
01/15/31	4.568%	8,125,000	8,534,741
Series 2004-C2 Class A4
03/15/36	4.367%	1,500,000	1,574,027
Series 2004-C7 Class A5
10/15/29	4.628%	5,141,000	5,305,399
Series 2005-C2 Class A4
04/15/30	4.998%	3,000,000	3,042,210
Series 2005-C3 Class A3
07/15/30	4.647%	1,835,796	1,845,592
Series 2005-C3 Class AJ
07/15/40	4.843%	4,400,000	3,731,790
Morgan Stanley Capital I Series 2005-HQ6 Class A2A (f)
08/13/42	4.882%	2,082,586	2,091,306
Morgan Stanley Dean Witter Capital I Series 2001-TOP5 Class A4 (f)
10/15/35	6.390%	1,635,433	1,635,318

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Wachovia Bank Commercial Mortgage Trust (d)(f)
Series 2005-C20 Class A6A
07/15/42	5.110%	$7,219,219	$7,330,452
Wachovia Bank Commercial Mortgage Trust (f)
Series 2004-C11 Class A4
01/15/41	5.030%	1,665,500	1,704,774
Series 2004-C15 Class A3
10/15/41	4.502%	2,200,000	2,233,735

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $129,917,878)			$128,994,569

Asset-Backed Securities - Non-Agency 0.2%

CNH Equipment Trust Series 2011-B Class A2
12/15/14	0.710%	4,800,000	4,798,502

Total Asset-Backed Securities - Non-Agency (Cost: $4,799,447)			$4,798,502

U.S. Treasury Obligations 21.3%

U.S. Treasury
10/15/12	1.375%	33,900,000	34,314,495
11/15/12	1.375%	11,100,000	11,246,553
03/15/14	1.250%	10,840,000	11,072,044
09/30/15	1.250%	8,747,000	8,941,078
02/29/16	2.125%	20,000,000	21,146,880
12/31/16	3.250%	93,400,000	104,009,680
U.S. Treasury (a)
04/30/12	1.000%	30,000,000	30,152,400
11/30/12	0.500%	4,160,000	4,174,951
01/15/13	1.375%	6,000,000	6,088,362
05/15/13	1.375%	115,000,000	117,043,550
08/15/14	0.500%	22,000,000	22,056,760
02/15/31	5.375%	27,000,000	37,981,413
02/15/40	4.625%	1,350,000	1,803,938
05/15/40	4.375%	29,000,000	37,328,510
02/15/41	4.750%	16,000,000	21,862,496
05/15/41	4.375%	6,600,000	8,526,408
08/15/41	3.750%	2,100,000	2,444,862

Total U.S. Treasury Obligations (Cost: $449,463,609)			$480,194,380

U.S. Government & Agency Obligations 1.6%

Federal Home Loan Mortgage Corp.
09/10/15	1.750%	10,000,000	10,310,850
Federal Home Loan Mortgage Corp. (a)
06/13/18	4.875%	5,500,000	6,563,853
Federal National Mortgage Association (a)
02/13/17	5.000%	7,000,000	8,291,647

Issuer	Coupon Rate		Principal Amount	Value

U.S. Government & Agency Obligations (continued)

11/15/30	6.625%	$6,500,000		$9,660,443
Total U.S. Government & Agency Obligations (Cost: $32,002,972)				$34,826,793

Foreign Government Obligations(g) 5.2%
BRAZIL 0.6%
Brazilian Government International Bond (c)
Senior Unsecured
01/15/19	5.875%		5,300,000	6,081,750
01/22/21	4.875%		1,860,000	1,979,970
01/07/41	5.625%		1,150,000	1,236,250
Petrobras International Finance Co. (c)
01/20/20	5.750%		900,000	934,200
01/27/21	5.375%		2,700,000	2,685,599
Total				12,917,769
CANADA 0.1%
Province of Ontario Senior Unsecured (a)(c)
04/27/16	5.450%		1,550,000	1,820,346
CHILE 0.1%
Chile Government International Bond Senior Unsecured (a)(c)
09/14/21	3.250%		1,600,000	1,560,000
GERMANY 2.8%
Bundesrepublik Deutschland (c)
07/04/19	3.500%	EUR	25,730,000	39,209,908
07/04/21	3.250%	EUR	13,210,000	19,847,706
Kreditanstalt fuer Wiederaufbau (a)(c)
Government Guaranteed
10/15/14	4.125%		2,290,000	2,473,786
06/01/16	2.000%		3,000,000	3,114,096
Total				64,645,496
ITALY 0.1%
Republic of Italy Senior Unsecured (a)(c)
01/26/15	3.125%		2,400,000	2,269,970
MEXICO 0.5%
Mexico Government International Bond (a)(c)
Senior Unsecured
01/15/20	5.125%		1,500,000	1,623,750
Mexico Government International Bond (c)
Senior Unsecured
01/15/17	5.625%		925,000	1,030,450
03/19/19	5.950%		4,720,000	5,357,200
01/11/40	6.050%		1,210,000	1,367,300
Pemex Project Funding Master Trust (c)
03/05/20	6.000%		1,635,000	1,788,690

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (g) (continued)
MEXICO (CONTINUED)
06/15/35	6.625%		$470,000	$504,075
Total				11,671,465
NETHERLANDS 0.8%
Netherlands Government Bond (c)
07/15/21	3.250%	EUR	11,990,000	17,398,646
POLAND 0.1%
Poland Government International Bond (a)(c)
Senior Unsecured
04/21/21	5.125%		1,095,000	1,089,525
Poland Government International Bond (c)
Senior Unsecured
07/16/15	3.875%		530,000	535,300
07/15/19	6.375%		1,150,000	1,265,000
Total				2,889,825
SOUTH KOREA 0.1%
Korea Development Bank
Senior Unsecured (c)
03/09/16	3.250%		1,450,000	1,408,865
Total Foreign Government Obligations
(Cost: $114,457,977)				$116,582,382

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.8%
American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010
02/15/50	7.499%	500,000	670,865
Bay Area Toll Authority Revenue Bonds Build America Bonds Series 2010-S1
04/01/40	6.918%	1,450,000	1,891,496
City of New York
Unlimited General Obligation Bonds
Taxable Build America Bonds Series 2010F-1
12/01/37	6.271%	950,000	1,183,187
Kentucky Turnpike Authority Revenue Bonds Build America Bonds Series 2010B
07/01/30	5.722%	2,050,000	2,364,367
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds Series 2010
08/01/49	6.750%	1,550,000	2,124,786

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Maryland State Transportation Authority
Revenue Bonds Taxable Build America Bonds Series 2010
07/01/41	5.754%	$300,000	$373,398
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11/15/40	6.687%	1,000,000	1,259,070
11/15/40	6.814%	600,000	755,082
Missouri Highway & Transportation Commission
Revenue Bonds Build America Bonds Series 2009
05/01/33	5.445%	1,000,000	1,166,150
Municipal Electric Authority of Georgia
Revenue Bonds Taxable Build America Bonds Series 2010
04/01/57	6.637%	1,055,000	1,145,625
New Jersey State Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/40	7.414%	775,000	1,101,988
Series 2010A
01/01/41	7.102%	1,520,000	2,072,794
New York City Municipal Water Finance Authority
Revenue Bonds Build America Bonds Series 2010
06/15/42	5.724%	2,000,000	2,455,220
Ohio State University (The) Revenue Bonds Build America Bonds Series 2010
06/01/40	4.910%	120,000	137,047
Ohio State Water Development Authority
Revenue Bonds
Taxable Loan Fund-Water Quality
Series 2010B-2
12/01/34	4.879%	1,160,000	1,274,098
Port Authority of New York & New Jersey
Revenue Bonds Consolidated #168 Series 2011 (e)
10/01/51	4.926%	1,500,000	1,559,490
Sacramento Municipal Utility District
Revenue Bonds Build America Bonds Series 2010
05/15/36	6.156%	1,800,000	2,132,748

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
San Francisco City & County Public Utilities Commission
Revenue Bonds Build America Bonds Series 2010
11/01/40	6.000%	$1,050,000	$1,238,055
Santa Clara Valley Transportation Authority
Revenue Bonds Build America Bonds Series 2010
04/01/32	5.876%	1,220,000	1,472,735
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/39	7.300%	800,000	963,896
Series 2010
11/01/40	7.600%	595,000	743,613
Taxable Build America Bonds
Series 2009
04/01/39	7.550%	400,000	494,996
State of Illinois
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
07/01/35	7.350%	920,000	1,048,000
Taxable Pension Bonds
Series 2003
06/01/33	5.100%	2,820,000	2,590,396
Unlimited General Obligation Taxable Bonds
Series 2011
03/01/19	5.877%	2,380,000	2,544,434
State of Washington
Unlimited General Obligation Bonds
Build America Bonds Series 2010
08/01/40	5.140%	3,000,000	3,468,720
University of Texas Revenue Bonds Build America Bonds Series 2010D
08/15/42	5.134%	2,000,000	2,416,140
Total Municipal Bonds
(Cost: $34,529,614)			$40,648,396

		Shares	Value

Money Market Fund 2.6%
Columbia Short-Term Cash Fund, 0.125% (h)(i)		59,257,481	$59,257,481
Total Money Market Fund
(Cost: $59,257,481)			$59,257,481

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 17.9%
Asset-Backed Commercial Paper 3.0%
Alpine Securitization
10/12/11	0.200%	$9,998,500	$9,998,500
Atlantis One
12/21/11	0.350%	9,991,250	9,991,250
Cancara Asset Securitisation LLC
10/06/11	0.250%	4,999,028	4,999,028
10/20/11	0.270%	4,998,725	4,998,725
10/25/11	0.270%	9,997,450	9,997,450
Gemini Securitization Corporation (FKA Twin Towers)
10/11/11	0.300%	4,998,625	4,998,625
Regency Markets No. 1 LLC
10/18/11	0.250%	4,998,889	4,998,889
Rheingold Securitization
10/25/11	0.600%	1,998,833	1,998,833
Royal Park Investments Funding Corp.
10/27/11	0.750%	4,997,187	4,997,187
Scaldis Capital LLC
10/04/11	0.550%	9,999,389	9,999,389
Total			66,977,876
Certificates of Deposit 11.3%
ABM AMRO Bank N.V.
10/12/11	0.310%	10,997,159	10,997,159
Bank of Montreal
11/09/11	0.240%	10,000,067	10,000,067
Bank of Nova Scotia
11/28/11	0.300%	10,000,000	10,000,000
Banque et Caisse d’Epargne de l’Etat
10/14/11	0.400%	4,998,334	4,998,334
12/06/11	0.380%	3,496,641	3,496,641
Clydesdale Bank PLC
10/21/11	0.340%	4,995,659	4,995,659
Commerzbank AG
10/05/11	0.180%	5,000,000	5,000,000
Credit Industrial et Commercial
11/21/11	0.410%	5,000,000	5,000,000
Credit Suisse
10/04/11	0.190%	5,002,104	5,002,104
11/17/11	0.300%	5,000,000	5,000,000
Deutsche Bank AG
10/19/11	0.290%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
10/21/11	0.270%	11,000,000	11,000,000
DnB NOR ASA
11/23/11	0.300%	12,000,000	12,000,000
Erste Bank der Oesterreichische
10/11/11	0.380%	5,000,046	5,000,046

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/03/11	0.340%	$5,000,000	$5,000,000
10/21/11	0.320%	5,000,000	5,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
10/11/11	0.340%	7,750,000	7,750,000
Lloyds Bank PLC
10/14/11	0.346%	12,000,000	12,000,000
N.V. Bank Nederlandse Gemeenten
11/01/11	0.420%	5,000,000	5,000,000
National Australia Bank
11/18/11	0.255%	4,999,915	4,999,915
National Bank of Canada
11/18/11	0.270%	11,500,000	11,500,000
Natixis
10/07/11	0.496%	12,000,000	12,000,000
Nordea Bank AB
12/09/11	0.310%	10,000,000	10,000,000
Rabobank
12/15/11	0.330%	5,000,550	5,000,550
01/20/12	0.272%	10,000,000	10,000,000
Royal Bank of Canada
10/14/11	0.210%	5,001,645	5,001,645
Skandinaviska Enskilda Banken
10/11/11	0.250%	10,000,000	10,000,000
Standard Chartered Bank PLC
12/29/11	0.550%	4,993,058	4,993,058
01/03/12	0.460%	5,000,078	5,000,078
Svenska Handelsbanken
11/23/11	0.300%	10,000,126	10,000,126
03/01/12	0.460%	5,000,000	5,000,000
Union Bank of Switzerland
12/09/11	0.279%	15,000,000	15,000,000
United Overseas Bank Ltd.
10/28/11	0.270%	10,000,000	10,000,000
Total			255,735,382
Commercial Paper 0.7%
KELLS FUNDING, LLC
10/17/11	0.310%	1,999,449	1,999,449

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
PB Capital Corp.
10/20/11	0.640%	$4,997,422	$4,997,422
Suncorp Metway Ltd.
10/11/11	0.290%	4,998,631	4,998,631
The Commonwealth Bank of Australia
11/28/11	0.270%	4,996,475	4,996,475
Total			16,991,977
Other Short-Term Obligations 0.4%
The Goldman Sachs Group, Inc.
10/17/11	0.280%	4,000,000	4,000,000
12/14/11	0.420%	5,000,000	5,000,000
Total			9,000,000
Repurchase Agreements 2.5%
Citigroup Global Markets, Inc.
dated 09/30/2011, matures 10/03/11,
repurchase price $18,000,135 (j)
	0.090%	18,000,000	18,000,000
Goldman Sachs & Co. dated 09/19/11, due 10/03/11, repurchase price 10,000,083 (j)
	0.100%	10,000,000	10,000,000
MF Global Holdings Ltd.
dated 09/30/11, matures 10/03/11,
repurchase price $5,000,092 (j)
	0.220%	5,000,000	5,000,000
Mizuho Securities USA, Inc.
dated 09/30/11, matures 10/03/11,
repurchase price $10,000,133 (j)
	0.160%	10,000,000	10,000,000
Royal Bank of Canada
dated 09/30/11, matures 10/03/11,
repurchase price $12,583,285, (j)
	0.080%	12,583,201	12,583,201
Total			55,583,201
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $404,288,436)			$404,288,436
Total Investments
(Cost: $2,683,651,594) (k)			$2,752,773,170(l	)
Other Assets & Liabilities, Net			(499,143,116)
Net Assets			$2,253,630,054

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at September 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA), Inc.	Oct. 28, 2011	28,382,443	40,886,745	$2,868,421	$—
		(EUR)	(USD)
UBS Securities	Oct. 28, 2011	30,379,000	43,852,475	3,159,760	—
		(EUR)	(USD)
Total				$6,028,181	$—

Notes to Portfolio of Investments

(a)	At September 30, 2011, security was partially or fully on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $41,217,868 or 1.83% of net assets.

(c)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $215,148,611 or 9.55% of net assets.
(d)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(i)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$108,114,030	$599,699,682	$(648,556,231)	$—	$59,257,481	$132,068	$59,257,481

(j)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$7,114,542
Freddie Mac Reference REMIC	128,511
Freddie Mac REMICS	9,747,895
Government National Mortgage Association	1,369,052
Total Market Value of Collateral Securities	$18,360,000

Goldman Sachs & Co. (0.100%)

Security Description	Value
Government National Mortgage Association	$10,200,000
Total Market Value of Collateral Securities	$10,200,000

MF Global Holdings Ltd. (0.220%)

Security Description	Value
Fannie Mae REMICS	$286,842
Federal Farm Credit Bank	5,251
Federal Home Loan Banks	120,846
Federal Home Loan Mortgage Corp	158,802
Federal National Mortgage Association	248,803
Freddie Mac Gold Pool	5,781
Freddie Mac REMICS	434,122
Ginnie Mae I Pool	643,276
Ginnie Mae II Pool	384,328
Government National Mortgage Association	1,265,918
United States Treasury Note/Bond	1,546,082
Total Market Value of Collateral Securities	$5,100,051

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value
Fannie Mae Grantor Trust	$98,363
Fannie Mae Pool	3,246,713
Fannie Mae REMICS	2,113,239
Fannie Mae Whole Loan	17,447
Federal Home Loan Bank of Chicago	20,752
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	109,306
Freddie Mac Gold Pool	1,794,111
Freddie Mac REMICS	2,757,703
Ginnie Mae II Pool	42,366
Total Market Value of Collateral Securities	$10,200,000

Royal Bank of Canada (0.080%)

Security Description	Value
Fannie Mae Pool	$5,207,115
Freddie Mac Gold Pool	3,180,149
Freddie Mac Non Gold Pool	779,547
Freddie Mac REMICS	3,668,054
Total Market Value of Collateral Securities	$12,834,865

(k)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $2,683,652,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$ 79,955,000
Unrealized Depreciation	(10,834,000)
Net Unrealized Appreciation	$ 69,121,000

(l)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FDIC	Federal Deposit Insurance Corporation

Currency Legend
EUR	Euro
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes	$—	$690,520,784	$—	$690,520,784
Residential Mortgage-Backed Securities - Agency	—	707,990,217	—	707,990,217
Residential Mortgage-Backed Securities - Non-Agency	—	84,671,230	—	84,671,230
Commercial Mortgage-Backed Securities - Non-Agency	—	128,994,569	—	128,994,569
Asset-Backed Securities - Non-Agency	—	—	4,798,502	4,798,502
U.S. Treasury Obligations	480,194,380	—	—	480,194,380
U.S. Government & Agency Obligations	—	34,826,793	—	34,826,793
Foreign Government Obligations	—	116,582,382	—	116,582,382
Municipal Bonds	—	40,648,396	—	40,648,396
Total Bonds	480,194,380	1,804,234,371	4,798,502	2,289,227,253

Other
Affiliated Money Market Fund(c)	59,257,481	—	—	59,257,481
Investments of Cash Collateral Received for Securities on Loan	—	404,288,436	—	404,288,436
Total Other	59,257,481	404,288,436	—	463,545,917

Investments in Securities	539,451,861	2,208,522,807	4,798,502	2,752,773,170
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	6,028,181	—	6,028,181
Total	$539,451,861	$2,214,550,988	$4,798,502	$2,758,801,351

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Asset Backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Asset-Backed
Securities -
Non-Agency
Balance as of December 31, 2010	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(945)
Sales	—
Purchases	4,799,447
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2011	$4,798,502

*Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2011 was $(945).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio — American Century Growth Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.0%

CONSUMER DISCRETIONARY 15.1%
Auto Components 1.6%
Autoliv, Inc. (a)	193,008	$9,360,888
BorgWarner, Inc. (a)(b)	241,409	14,612,487
Total		23,973,375
Automobiles 0.8%
Harley-Davidson, Inc. (a)	371,802	12,763,963
Hotels, Restaurants & Leisure 4.6%
Chipotle Mexican Grill, Inc. (a)(b)	23,108	7,000,569
McDonald’s Corp.	366,182	32,158,103
Starbucks Corp.	526,864	19,646,759
Starwood Hotels & Resorts Worldwide, Inc.	294,749	11,442,156
Total		70,247,587
Household Durables 0.4%
Tempur-Pedic International, Inc. (a)(b)	128,241	6,746,759
Internet & Catalog Retail 1.8%
Amazon.com, Inc. (a)(b)	126,995	27,460,129
Media 2.1%
CBS Corp., Class B Non Voting	355,785	7,250,898
DIRECTV, Class A (b)	318,526	13,457,723
Viacom, Inc., Class B	315,494	12,222,238
Total		32,930,859
Multiline Retail 0.9%
Macy’s, Inc.	512,597	13,491,553
Specialty Retail 2.1%
Home Depot, Inc. (a)	387,654	12,742,187
Limited Brands, Inc.	235,963	9,086,935
O’Reilly Automotive, Inc. (a)(b)	100,915	6,723,966
Tractor Supply Co.	52,627	3,291,819
Total		31,844,907
Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	188,853	9,788,251
Lululemon Athletica, Inc. (b)	69,219	3,367,504
Total		13,155,755
TOTAL CONSUMER DISCRETIONARY		232,614,887
CONSUMER STAPLES 13.1%
Beverages 5.0%
Boston Beer Co., Inc., Class A (b)	8,842	642,814

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)
Beverages (continued)
Coca-Cola Co. (The) (a)	585,306	$39,543,273
Hansen Natural Corp. (b)	67,179	5,864,055
PepsiCo, Inc.	489,720	30,313,668
Total		76,363,810
Food & Staples Retailing 2.5%
Costco Wholesale Corp. (a)	245,619	20,170,232
Walgreen Co. (a)	335,944	11,049,198
Whole Foods Market, Inc.	106,744	6,971,451
Total		38,190,881
Food Products 1.7%
Hershey Co. (The) (a)	160,462	9,505,769
Kellogg Co.	190,683	10,142,429
Mead Johnson Nutrition Co.	92,903	6,394,513
Total		26,042,711
Household Products 1.5%
Church & Dwight Co., Inc. (a)	105,954	4,683,167
Colgate-Palmolive Co.	205,315	18,207,334
Total		22,890,501
Personal Products 0.7%
Estee Lauder Companies, Inc. (The), Class A	125,942	11,062,745
Tobacco 1.7%
Philip Morris International, Inc.	426,509	26,605,631
TOTAL CONSUMER STAPLES		201,156,279
ENERGY 10.6%
Energy Equipment & Services 3.5%
Core Laboratories NV (a)(c)	72,172	6,483,211
Halliburton Co.	354,642	10,823,674
Hornbeck Offshore Services, Inc. (a)(b)	72,443	1,804,555
Schlumberger Ltd. (a)(c)	571,604	34,141,907
Total		53,253,347
Oil, Gas & Consumable Fuels 7.1%
Devon Energy Corp.	89,117	4,940,647
EOG Resources, Inc.	80,099	5,687,830
Exxon Mobil Corp.	966,248	70,178,592
Occidental Petroleum Corp.	182,479	13,047,249
Peabody Energy Corp.	74,689	2,530,463

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co. (b)	373,974	$12,464,553
Total		108,849,334
TOTAL ENERGY		162,102,681
FINANCIALS 3.3%
Capital Markets 0.8%
BlackRock, Inc.	77,938	11,535,603
Consumer Finance 1.3%
American Express Co. (a)	431,644	19,380,816
Real Estate Investment Trusts (REITs) 0.9%
AvalonBay Communities, Inc. (a)	56,196	6,409,154
Simon Property Group, Inc. (a)	71,133	7,823,207
Total		14,232,361
Real Estate Management & Development 0.3%
CB Richard Ellis Group, Inc. (b)	369,862	4,978,343
TOTAL FINANCIALS		50,127,123
HEALTH CARE 11.7%
Biotechnology 2.0%
Alexion Pharmaceuticals, Inc. (a)(b)	106,224	6,804,709
Amgen, Inc. (a)	182,730	10,041,014
Gilead Sciences, Inc. (b)	309,057	11,991,412
Human Genome Sciences, Inc. (a)(b)	158,070	2,005,908
Total		30,843,043
Health Care Equipment & Supplies 3.8%
Becton Dickinson and Co.	84,830	6,219,735
Cooper Companies, Inc. (The)	86,438	6,841,568
Covidien PLC (c)	305,192	13,458,967
DENTSPLY International, Inc. (a)	196,193	6,021,163
Edwards Lifesciences Corp. (b)	90,882	6,478,069
Hill-Rom Holdings, Inc. (a)	108,143	3,246,453
IDEXX Laboratories, Inc. (b)	60,519	4,173,995
Intuitive Surgical, Inc. (b)	18,513	6,743,916
Zimmer Holdings, Inc. (b)	90,786	4,857,051
Total		58,040,917
Health Care Providers & Services 1.4%
Express Scripts, Inc. (a)(b)	478,267	17,729,358
UnitedHealth Group, Inc.	88,002	4,058,652
Total		21,788,010

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)
Health Care Technology 0.5%
Cerner Corp. (a)(b)	103,903	$7,119,433
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc. (b)	249,655	7,801,719
Thermo Fisher Scientific, Inc. (b)	112,378	5,690,822
Total		13,492,541
Pharmaceuticals 3.1%
Abbott Laboratories (a)	498,785	25,507,865
Allergan, Inc.	189,252	15,590,580
Perrigo Co. (a)	52,840	5,131,292
Teva Pharmaceutical Industries Ltd., ADR (c)	41,957	1,561,640
Total		47,791,377
TOTAL HEALTH CARE		179,075,321
INDUSTRIALS 9.9%
Aerospace & Defense 4.4%
Hexcel Corp. (a)(b)	199,177	4,413,762
Honeywell International, Inc.	431,894	18,964,466
Precision Castparts Corp.	85,994	13,368,627
Textron, Inc. (a)	275,859	4,866,153
United Technologies Corp. (a)	361,401	25,428,174
Total		67,041,182
Air Freight & Logistics 1.5%
United Parcel Service, Inc., Class B (a)	380,057	24,000,599
Electrical Equipment 0.6%
Rockwell Automation, Inc. (a)	173,423	9,711,688
Machinery 2.6%
Caterpillar, Inc. (a)	86,937	6,419,428
Deere & Co.	184,385	11,905,739
Gardner Denver, Inc.	80,371	5,107,577
Illinois Tool Works, Inc. (a)	108,728	4,523,085
Joy Global, Inc.	185,228	11,554,523
Total		39,510,352
Marine 0.1%
Kirby Corp. (a)(b)	43,895	2,310,633
Road & Rail 0.7%
Union Pacific Corp.	126,189	10,305,856

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

TOTAL INDUSTRIALS		152,880,310
INFORMATION TECHNOLOGY 29.9%
Communications Equipment 3.0%
Cisco Systems, Inc. (a)	1,012,635	$15,685,716
Polycom, Inc. (a)(b)	258,920	4,756,360
QUALCOMM, Inc.	536,579	26,093,837
Total		46,535,913
Computers & Peripherals 7.8%
Apple, Inc. (b)	255,311	97,319,447
EMC Corp. (b)	746,613	15,671,407
NetApp, Inc. (b)	214,590	7,283,185
Total		120,274,039
Electronic Equipment, Instruments & Components 0.6%
Jabil Circuit, Inc.	482,403	8,581,949
Internet Software & Services 2.8%
Google, Inc., Class A (b)	83,221	42,807,218
IT Services 4.5%
Accenture PLC, Class A (c)	359,523	18,939,672
International Business Machines Corp. (a)	156,426	27,379,243
Mastercard, Inc., Class A (a)	71,354	22,630,634
Total		68,949,549
Semiconductors & Semiconductor Equipment 3.7%
Avago Technologies Ltd. (c)	247,679	8,116,441
Broadcom Corp., Class A (b)	533,380	17,756,220
Cree, Inc. (a)(b)	182,514	4,741,714
GT Advanced Technologies, Inc. (a)(b)	311,709	2,188,197
KLA-Tencor Corp.	36,718	1,405,565
Linear Technology Corp. (a)	358,483	9,912,055
Xilinx, Inc. (a)	475,167	13,038,583
Total		57,158,775
Software 7.5%
Check Point Software Technologies Ltd. (a)(b)(c)	243,590	12,851,809
Electronic Arts, Inc. (b)	455,623	9,317,490
Fortinet, Inc. (b)	287,880	4,836,384
Microsoft Corp.	1,062,046	26,434,325
Oracle Corp.	1,299,434	37,345,733
QLIK Technologies, Inc. (a)(b)	189,955	4,114,425
Red Hat, Inc. (b)	266,616	11,267,192

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Salesforce.com, Inc. (a)(b)	83,953	$9,594,149
Total		115,761,507
TOTAL INFORMATION TECHNOLOGY		460,068,950
MATERIALS 4.0%
Chemicals 2.9%
EI du Pont de Nemours & Co. (a)	538,414	21,520,407
LyondellBasell Industries NV, Class A (c)	299,476	7,316,199
Monsanto Co.	141,268	8,481,731
Rockwood Holdings, Inc. (b)	203,714	6,863,125
Total		44,181,462
Metals & Mining 1.1%
Cliffs Natural Resources, Inc.	185,588	9,496,538
Freeport-McMoRan Copper & Gold, Inc. (a)	254,489	7,749,190
Total		17,245,728
TOTAL MATERIALS		61,427,190
TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 0.4%
Windstream Corp. (a)	469,944	5,479,547
Wireless Telecommunication Services 1.0%
Crown Castle International Corp. (b)	397,314	16,158,760
TOTAL TELECOMMUNICATION SERVICES		21,638,307
Total Common Stocks (Cost: $1,556,391,370)		$1,521,091,048

	Shares	Value

Exchange-Traded Funds 0.1%
iShares Russell 1000 Growth Index Fund	20,680	1,088,182
Total Exchange-Traded Funds (Cost: $1,119,405)		$1,088,182

	Shares	Value

Money Market Fund 1.3%

Columbia Short-Term Cash Fund, 0.125% (d)(e)	20,578,249	$20,578,249
Total Money Market Fund (Cost: $20,578,249)		$20,578,249

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 22.7%
Asset-Backed Commercial Paper 4.8%
Alpine Securitization
10/12/11	0.200%	4,999,250	$4,999,250
Aspen Funding Corp.
10/13/11	0.330%	4,998,579	4,998,579
Atlantis One
10/20/11	0.200%	4,999,167	4,999,167
12/21/11	0.350%	4,995,625	4,995,625
Cancara Asset Securitisation LLC
10/06/11	0.250%	4,999,028	4,999,028
10/20/11	0.270%	4,998,725	4,998,725
10/25/11	0.270%	4,998,725	4,998,725
Gemini Securitization Corporation (FKA Twin Towers)
10/06/11	0.300%	3,999,033	3,999,033
10/11/11	0.300%	7,997,800	7,997,800
Regency Markets No. 1 LLC
10/18/11	0.250%	4,998,889	4,998,889
Rheingold Securitization
10/17/11	0.550%	9,995,875	9,995,875
10/25/11	0.600%	1,998,833	1,998,833
Royal Park Investments Funding Corp.
10/17/11	0.700%	9,994,556	9,994,556
Total			73,974,085
Certificates of Deposit 15.4%
Australia and New Zealand Bank Group, Ltd.
12/21/11	0.310%	10,000,000	10,000,000
Bank of Montreal
11/09/11	0.240%	7,000,047	7,000,047
02/29/12	0.350%	5,000,000	5,000,000
Bank of Nova Scotia
11/28/11	0.300%	10,000,000	10,000,000
Banque et Caisse d’Epargne de l’Etat
10/14/11	0.400%	4,998,334	4,998,334
Branch Banking & Trust Corporation
01/09/12	0.350%	10,000,000	10,000,000
Commerzbank AG
10/03/11	0.380%	10,000,000	10,000,000
Credit Industrial et Commercial
11/21/11	0.410%	5,000,000	5,000,000
Credit Suisse

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
10/04/11	0.190%	$2,000,841	$2,000,841
11/17/11	0.300%	10,000,000	10,000,000
Deutsche Bank AG
10/19/11	0.290%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
10/21/11	0.270%	7,000,000	7,000,000
DnB NOR ASA
11/23/11	0.300%	5,000,000	5,000,000
03/01/12	0.450%	8,000,000	8,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/12/11	0.310%	4,000,000	4,000,000
10/21/11	0.320%	10,000,000	10,000,000
Lloyds Bank PLC
10/14/11	0.346%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
11/01/11	0.420%	5,000,000	5,000,000
National Australia Bank
11/18/11	0.255%	3,999,932	3,999,932
National Bank of Canada
11/18/11	0.270%	6,000,000	6,000,000
Natixis
10/07/11	0.496%	8,000,000	8,000,000
Nordea Bank AB
12/09/11	0.310%	13,000,000	13,000,000
Rabobank
12/15/11	0.330%	5,000,550	5,000,550
01/20/12	0.272%	5,000,000	5,000,000
Royal Bank of Canada
10/14/11	0.210%	5,001,644	5,001,644
Skandinaviska Enskilda Banken
10/11/11	0.250%	10,000,000	10,000,000
Standard Chartered Bank PLC
01/03/12	0.460%	10,000,157	10,000,157
Svenska Handelsbanken
11/23/11	0.300%	10,000,126	10,000,126
03/01/12	0.460%	6,000,000	6,000,000
Swedbank AB
10/24/11	0.260%	5,000,000	5,000,000
Union Bank of Switzerland
11/28/11	0.350%	5,000,000	5,000,000
12/09/11	0.279%	6,000,000	6,000,000
United Overseas Bank Ltd.
10/28/11	0.270%	10,000,000	10,000,000
Total			236,001,631

Commercial Paper 2.0%
ERSTE ABWICKLUNGSANSTALT
10/28/11	0.320%	5,998,347	5,998,347

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
PB Capital Corp.
10/20/11	0.640%	$4,997,422	$4,997,422
Suncorp Metway Ltd.
10/06/11	0.290%	4,998,792	4,998,792
10/11/11	0.290%	4,998,630	4,998,630
11/28/11	0.380%	4,996,358	4,996,358
The Commonwealth Bank of Australia
11/28/11	0.270%	4,996,475	4,996,475
Total			30,986,024
Other Short-Term Obligations 0.3%
The Goldman Sachs Group, Inc.
10/17/11	0.280%	2,000,000	2,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Other Short-Term Obligations (continued)
12/14/11	0.420%	$2,000,000	$2,000,000
Total			4,000,000

Repurchase Agreements 0.2%
Royal Bank of Canada dated 09/30/11, matures 10/03/11, repurchase price $3,677,463 (f)
	0.080%	3,677,438	3,677,438

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $348,639,178)			$348,639,178

Total Investments (Cost: $1,926,728,202)			$1,891,396,657(g)
Other Assets & Liabilities, Net			(355,490,651)
Net Assets			$1,535,906,006

Notes to Portfolio of Investments

(a)          At September 30, 2011, security was partially or fully on loan.

(b)          Non-income producing.

(c)          Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $102,869,846 or 6.70% of net assets.

(d)          The rate shown is the seven-day current annualized yield at September 30, 2011.

(e)          Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$24,540,898	$332,382,926	$(336,345,575)	$—	$20,578,249	$20,864	$20,578,249

(f)            The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Royal Bank of Canada (0.080%)

Security Description	Value

Fannie Mae Pool	$1,521,779
Freddie Mac Gold Pool	929,398
Freddie Mac Non Gold Pool	227,822
Freddie Mac REMICS	1,071,988
Total Market Value of Collateral Securities	$3,750,987

(g)          Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                            Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                            Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets(b)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$232,614,887	$—	$—	$232,614,887
Consumer Staples	201,156,279	—	—	201,156,279
Energy	162,102,681	—	—	162,102,681
Financials	50,127,123	—	—	50,127,123
Health Care	179,075,321	—	—	179,075,321
Industrials	152,880,310	—	—	152,880,310
Information Technology	460,068,950	—	—	460,068,950
Materials	61,427,190	—	—	61,427,190
Telecommunication Services	21,638,307	—	—	21,638,307
Total Equity Securities	1,521,091,048	—	—	1,521,091,048
Other
Exchange-Traded Funds	1,088,182	—	—	1,088,182
Affiliated Money Market Fund(c)	20,578,249	—	—	20,578,249
Investments of Cash Collateral Received for Securities on Loan	—	348,639,178	—	348,639,178
Total Other	21,666,431	348,639,178	—	370,305,609
Total	$1,542,757,479	$348,639,178	$—	$1,891,396,657

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Portfolio of Investments

Variable Portfolio – Columbia Wanger International Equities Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 88.7%

AUSTRALIA 1.3%

Cochlear Ltd. (a)(b)	38,305	$1,698,048
SAI Global Ltd. (a)(b)	496,900	2,260,788
UGL Ltd. (a)(b)	203,062	2,220,018
Total		6,178,854

BELGIUM 0.3%

EVS Broadcast Equipment SA (b)	25,700	1,329,055

BRAZIL 2.0%

Localiza Rent a Car SA (b)	340,000	4,486,318
Mills Estruturas e Servicos de Engenharia SA (b)	246,600	2,309,600
MRV Engenharia e Participacoes SA (b)	313,500	1,597,304
Multiplus SA (b)	88,000	1,270,214
Total		9,663,436

CANADA 4.8%

AG Growth International, Inc. (a)(b)	73,874	2,641,529
Alliance Grain Traders, Inc. (b)	60,600	1,289,608
Baytex Energy Corp. Unit (a)(b)(c)	47,933	2,003,955
Black Diamond Group Ltd. (a)(b)	90,394	1,168,851
Canacol Energy Ltd. (b)	674,000	411,642
CCL Industries, Inc., Class B (b)	107,468	2,864,377
Celtic Exploration Ltd. (b)(c)	40,000	861,533
Crew Energy, Inc. (b)(c)	53,000	469,358
DeeThree Exploration Ltd. (b)(c)	117,000	255,683
DeeThree Exploration Ltd. (b)	207,000	452,362
Horizon North Logistics, Inc. (b)	198,109	742,980
Ivanhoe Mines Ltd. (b)(c)	76,111	1,042,721
Ivanhoe Mines Ltd. (b)(c)	80,960	1,116,397
Madalena Ventures, Inc. (b)(c)	465,000	212,997
Onex Corp. (b)	56,300	1,754,707
Pan Orient Energy Corp. (b)(c)	132,433	294,464
ShawCor Ltd., Class A (b)	154,238	3,581,077
Southern Arc Minerals, Inc. (b)(c)	435,000	381,907
Sterling Resources Ltd. (b)(c)	225,000	212,568
Tahoe Resources, Inc. (b)(c)	90,900	1,309,848
Total		23,068,564

CAYMAN ISLANDS 0.5%

Mongolian Mining Corp. (b)(c)	2,870,000	2,537,414

CHILE 0.3%

Sociedad Quimica y Minera de Chile SA, ADR (a)(b)	28,384	1,357,039

Issuer	Shares	Value

Common Stocks (continued)

CHINA 2.9%

51job, Inc., ADR (b)(c)	21,000	$837,900
China Yurun Food Group Ltd. (a)(b)	913,500	966,232
ENN Energy Holdings Ltd. (b)	400,000	1,293,954
Jiangsu Expressway Co., Ltd., Class H (b)	1,822,000	1,376,089
Netease.com, ADR (b)(c)	32,000	1,221,120
New Oriental Education & Technology Group, ADR (b)(c)	75,200	1,727,344
Noah Holdings Ltd., ADR (a)(b)(c)	60,000	552,000
Want Want China Holdings Ltd. (b)	1,525,400	1,381,490
Zhaojin Mining Industry Co., Ltd., Class H (a)(b)	2,732,460	4,545,346
Zuoan Fashion Ltd., ADR (a)(b)(c)	16,100	44,275
Total		13,945,750

CZECH REPUBLIC 0.4%

Komercni Banka AS (b)	10,241	1,899,392

DENMARK 1.1%

Novozymes A/S, Class B (b)	25,324	3,600,526
SimCorp AS (a)(b)	13,000	1,864,964
Total		5,465,490

FINLAND 0.3%

Poyry OYJ (b)	33,904	265,572
Stockmann OYJ Abp, Class B (a)(b)	80,103	1,347,314
Total		1,612,886

FRANCE 3.6%

Eurofins Scientific (b)	43,600	3,295,565
Hi-Media SA (a)(b)(c)	150,963	489,316
Mersen (b)	45,700	1,808,698
Neopost SA (a)(b)	50,164	3,678,304
Norbert Dentressangle SA (b)	18,000	1,383,368
Pierre & Vacances (b)	26,100	1,038,751
Rubis (b)	29,596	1,490,828
Saft Groupe SA (b)	74,600	2,003,334
Teleperformance SA (b)	90,000	1,911,921
Total		17,100,085

GERMANY 3.2%

CTS Eventim AG (a)(b)	64,236	1,913,535
Deutsche Beteiligungs AG (b)	27,524	548,484
Duerr AG (b)	50,700	1,633,714
ElringKlinger AG (a)(b)	45,000	1,052,054
Rational AG (a)(b)	11,298	2,536,229
Rheinmetall AG (b)	53,300	2,500,086
Rhoen Klinikum AG (b)	126,900	2,569,698

Issuer	Shares	Value

Common Stocks (continued)

GERMANY (CONTINUED)

Wirecard AG (b)	173,465	$2,653,857
Total		15,407,657

GREECE 0.1%

Intralot SA-Integrated Lottery Systems & Services (b)	559,800	643,384

GUERNSEY 0.1%

SKIL Ports & Logistics Ltd. (b)(c)	135,000	309,463

HONG KONG 3.4%

AMVIG Holdings Ltd. (b)	2,135,500	1,203,618
Digital China Holdings Ltd. (b)	933,000	1,221,223
Lifestyle International Holdings Ltd. (b)	1,370,000	3,475,651
Melco Crown Entertainment Ltd., ADR (a)(b)(c)	570,000	4,736,700
Melco International Development Ltd. (b)	617,000	403,972
MGM China Holdings Ltd. (a)(b)(c)	1,000,000	1,325,218
NagaCorp Ltd. (b)	3,226,300	688,442
REXLot Holdings Ltd. (a)(b)	18,868,350	1,121,571
SA SA International Holdings Ltd. (a)(b)	3,252,000	1,928,411
Wasion Group Holdings Ltd. (a)(b)	616,200	177,997
Total		16,282,803

INDIA 2.5%

Asian Paints Ltd. (b)	27,100	1,744,258
Infrastructure Development Finance Co., Ltd. (b)	300,000	673,765
Jain Irrigation Systems Ltd. (b)	929,335	2,878,205
Manappuram Finance Ltd. (b)	1,147,300	1,217,564
Mundra Port and Special Economic Zone Ltd. (b)	620,000	2,071,695
REI Agro Ltd. (b)	2,416,000	1,219,761
S Kumars Nationwide Ltd. (b)	812,800	690,766
Shriram Transport Finance Co., Ltd. (b)	59,000	732,909
United Breweries Ltd. (b)(c)	95,300	724,597
Total		11,953,520

INDONESIA 0.1%

PT Ace Hardware Indonesia Tbk (b)	641,300	239,722

IRELAND 0.8%

Paddy Power PLC (b)	30,000	1,544,596

Issuer	Shares	Value

Common Stocks (continued)

IRELAND (CONTINUED)

United Drug PLC (b)	780,000	$2,388,306
Total		3,932,902

ISRAEL 0.6%

Israel Chemicals Ltd. (b)	244,618	2,785,782

ITALY 1.4%

Ansaldo STS SpA (b)	211,166	2,098,659
CIR - Compagnie Industriali Riunite SpA (a)(b)	1,068,000	2,007,949
Geox SpA (b)	382,000	1,390,727
Tod’s SpA (b)	12,500	1,054,487
Total		6,551,822

JAPAN 17.8%

Advance Residence Investment Corp. (b)	1,280	2,318,603
Aeon Delight Co., Ltd. (b)	172,120	3,693,994
Aeon Mall Co., Ltd. (b)	66,801	1,525,871
Ain Pharmaciez, Inc. (b)	61,197	2,696,575
Asahi Diamond Industrial Co., Ltd. (a)(b)	142,700	1,984,957
Asics Corp. (b)	170,000	2,321,246
Daiseki Co., Ltd. (a)(b)	110,224	2,181,229
Fukuoka REIT Corp. (b)	230	1,494,663
Glory Ltd. (b)	86,920	2,043,264
Gree, Inc. (a)(b)	89,000	2,714,264
Hamamatsu Photonics KK (a)(b)	66,060	2,662,629
Hoshizaki Electric Co., Ltd. (b)	130,700	3,184,176
Ibiden Co., Ltd. (a)(b)	76,153	1,609,269
Icom, Inc. (a)(b)	59,356	1,521,573
Japan Airport Terminal Co., Ltd. (a)(b)	165,519	2,462,231
Jupiter Telecommunications Co., Ltd. (b)	2,136	2,311,181
Kakaku.com, Inc. (b)	45,700	1,875,896
Kamigumi Co., Ltd. (b)	54,755	488,747
Kansai Paint Co., Ltd. (a)(b)	640,011	6,133,063
Kintetsu World Express, Inc. (b)	77,108	2,205,364
Kuraray Co., Ltd. (a)(b)	162,000	2,209,372
MISUMI Group, Inc. (b)	61,000	1,355,583
Miura Co., Ltd. (b)	52,292	1,531,108
Mori Hills REIT Investment Corp. (b)	450	1,514,006
Nakanishi, Inc. (b)	25,539	2,330,673
Nippon Sheet Glass Co., Ltd. (a)(b)	485,900	1,087,118
Orix JREIT, Inc. (b)	630	2,894,963
Osaka Securities Exchange Co., Ltd. (a)(b)	477	2,186,076
Park24 Co., Ltd. (a)(b)	59,600	740,743

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Pigeon Corp. (a)(b)	37,800	$1,549,635
Seven Bank Ltd. (a)(b)	1,966	3,837,186
Shimadzu Corp. (b)	224,300	1,892,078
Shinsei Bank Ltd. (b)	2,223,000	2,498,655
Sintokogio Ltd. (b)	167,300	1,637,250
Start Today Co., Ltd. (a)(b)	80,900	1,752,929
Torishima Pump Manufacturing Co., Ltd. (a)(b)	116,171	1,631,574
Tsumura & Co. (a)(b)	73,780	2,352,389
Ushio, Inc. (a)(b)	121,301	1,846,708
Wacom Co., Ltd. (a)(b)	2,189	2,565,654
Total		84,842,495
LUXEMBOURG 0.9%
GlobeOp Financial Services SA (b)	328,000	1,478,187
L’Occitane International SA (b)	1,343,850	2,706,772
Total		4,184,959
MALTA 0.2%
Unibet Group PLC, SDR (b)(c)	49,000	921,554
MEXICO 0.5%
Grupo Aeroportuario del Sureste SAB de CV, ADR (b)	47,000	2,336,840
NETHERLANDS 6.3%
Aalberts Industries NV (b)	194,438	2,890,848
Arcadis NV (a)(b)	103,512	1,889,588
Core Laboratories NV (a)(b)	19,673	1,767,226
Fugro NV-CVA (a)(b)	66,383	3,347,788
Gemalto NV (a)(b)	96,000	4,565,112
Imtech NV (a)(b)	155,895	4,385,178
Koninklijke Ten Cate NV (b)	105,484	3,241,900
Koninklijke Vopak NV (b)	93,490	4,468,307
Unit 4 NV (a)(b)	122,386	2,988,515
USG People NV (a)(b)	34,425	285,054
Total		29,829,516
NORWAY 0.3%
Atea ASA (b)	197,900	1,569,642
PHILIPPINES 0.6%
International Container Terminal Services, Inc. (b)	648,000	687,450
Manila Water Co., Inc. (b)	1,173,800	508,158
SM Prime Holdings, Inc. (b)	5,166,700	1,435,408
Total		2,631,016

Issuer	Shares	Value

Common Stocks (continued)
PORTUGAL 0.3%
REN - Redes Energeticas Nacionais SA (b)	592,000	$1,663,735
RUSSIAN FEDERATION 0.3%
Mail.ru Group Ltd., GDR (b)(d)	49,700	1,439,021
SINGAPORE 4.5%
Ascendas Real Estate Investment Trust (b)	1,803,279	2,780,717
CDL Hospitality Trusts (b)	1,866,700	2,144,199
Goodpack Ltd. (b)	1,209,000	1,395,376
Hutchison Port Holdings Trust Unit (a)(b)	2,781,000	1,856,359
Mapletree Commercial Trust (b)	2,786,000	1,724,591
Mapletree Industrial Trust (a)(b)	3,261,657	2,683,599
Mapletree Logistics Trust (b)	4,100,000	2,655,621
Olam International Ltd. (a)(b)	2,700,000	4,600,958
Singapore Exchange Ltd. (b)	280,000	1,407,417
Total		21,248,837
SOUTH AFRICA 3.7%
Adcock Ingram Holdings Ltd. (b)	430,600	3,193,211
Coronation Fund Managers Ltd. (b)	790,800	1,951,990
Massmart Holdings Ltd. (b)	86,500	1,480,676
Mr. Price Group Ltd. (b)	272,231	2,256,131
Naspers Ltd., Class N (b)	92,800	4,007,589
Northam Platinum Ltd. (b)	492,700	1,997,801
RMI Holdings (b)	1,690,000	2,617,128
Total		17,504,526
SOUTH KOREA 1.4%
MegaStudy Co., Ltd. (b)	10,200	1,023,148
NHN Corp. (b)(c)	12,700	2,419,561
Woongjin Coway Co., Ltd. (b)	99,300	3,197,242
Total		6,639,951
SPAIN 0.4%
Red Electrica Corp. SA (b)	39,500	1,799,970
SWEDEN 1.6%
East Capital Explorer AB (a)(b)	80,577	615,816
Hexagon AB, Class B (a)(b)	317,897	4,133,699
ORC Group AB (a)(b)	10,381	69,715
Sweco AB, Class B (b)	318,005	2,629,134
Total		7,448,364

Issuer	Shares	Value

Common Stocks (continued)
SWITZERLAND 3.8%
Aryzta AG (b)	31,421	$1,331,838
Bank Sarasin & Cie AG, Class B (a)(b)	60,950	1,863,648
Dufry AG, Registered Shares (b)(c)	24,000	2,098,156
Geberit AG (b)(c)	18,059	3,334,412
Kuehne & Nagel International AG (b)	26,913	3,020,525
Partners Group Holding AG (b)	21,580	3,553,248
Sika AG (b)	1,539	2,724,872
Total		17,926,699
TAIWAN 4.5%
Advantech Co., Ltd. (b)	283,000	743,393
China Steel Chemical Corp. (b)	228,000	946,100
Chroma ATE, Inc. (b)	587,000	1,202,796
CTCI Corp. (b)	751,500	898,944
Far EasTone Telecommunications Co., Ltd. (b)	2,716,400	4,016,296
Formosa International Hotels Corp. (b)	125,609	1,710,797
Lung Yen Life Service Corp. (b)	43,400	103,961
President Chain Store Corp. (b)	561,100	3,160,041
Radiant Opto-Electronics Corp. (b)	469,000	1,315,556
Simplo Technology Co., Ltd. (b)	290,938	1,786,929
Sinyi Realty Co. (b)	94,160	121,278
St. Shine Optical Co., Ltd. (b)	177,000	2,160,574
Taiwan Hon Chuan Enterprise Co., Ltd. (b)	914,800	1,941,379
Tripod Technology Corp. (b)	444,000	1,156,561
Total		21,264,605
THAILAND 0.5%
Home Product Center PCL, Foreign Registered Shares (b)	7,757,200	2,318,790
UNITED KINGDOM 7.1%
Abcam PLC (b)(c)	230,000	1,300,150
Archipelago Resources PLC (a)(b)(c)	2,254,130	2,409,451
Charles Taylor Consulting PLC (b)	1,057,000	2,274,635
Chemring Group PLC (b)(c)	444,000	3,635,238
Cobham PLC (b)	438,000	1,185,625
Domino’s Pizza UK & IRL PLC (b)	177,000	1,220,349
Flybe Group PLC (b)(c)	100,100	177,950
Intertek Group PLC (b)	150,000	4,314,107
Jardine Lloyd Thompson Group PLC (a)(b)	285,500	2,795,805
Kesa Electricals PLC (b)	691,000	897,731
Next PLC (b)	36,000	1,411,373
Petropavlovsk PLC (b)	169,000	1,554,139
Premier Oil PLC (b)(c)	196,000	1,053,683
PureCircle Ltd. (a)(b)(c)	311,357	432,984

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Rotork PLC (b)	58,000	$1,395,963
Serco Group PLC (b)	260,000	2,056,836
Shaftesbury PLC (b)	134,300	970,218
Smith & Nephew PLC (b)	133,209	1,198,268
Tullow Oil PLC (b)	61,386	1,241,478
Workspace Group PLC (b)(c)	628,000	2,109,237
Total		33,635,220
UNITED STATES 4.3%
Alexion Pharmaceuticals, Inc. (c)	71,200	4,561,072
Atwood Oceanics, Inc. (a)(c)	105,919	3,639,377
BioMarin Pharmaceutical, Inc. (a)(c)	100,000	3,187,000
Bristow Group, Inc. (a)	34,989	1,484,583
FMC Technologies, Inc. (a)(c)	61,002	2,293,675
Gulf United Energy, Inc. (c)	1,694,000	423,500
Oil States International, Inc. (c)	21,000	1,069,320
Textainer Group Holdings Ltd. (a)	67,000	1,358,760
World Fuel Services Corp. (a)	75,115	2,452,505
Total		20,469,792
Total Common Stocks (Cost: $423,777,404)		$421,940,552

Preferred Stocks 0.5%
BRAZIL 0.5%
Suzano Papel e Celulose SA (b)	485,800	$2,188,393
Total Preferred Stocks (Cost: $4,165,170)		$2,188,393

	Shares	Value

Money Market Fund 10.1%
Columbia Short-Term Cash Fund, 0.125% (e)(f)	47,984,214	$47,984,214
Total Money Market Fund (Cost: $47,984,214)		$47,984,214

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 16.6%
Asset-Backed Commercial Paper 1.0%
Atlantis One
12/21/11	0.350%	1,998,250	$1,998,250

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
Scaldis Capital LLC
10/04/11	0.550%	$2,999,817	$2,999,817
Total			4,998,067

Certificates of Deposit 3.2%
ABM AMRO Bank N.V.
10/12/11	0.310%	1,999,484	1,999,484
Bank of Nova Scotia
11/28/11	0.300%	2,000,000	2,000,000
Branch Banking & Trust Corporation
10/11/11	0.200%	2,000,000	2,000,000
Clydesdale Bank PLC
12/30/11	0.550%	2,995,835	2,995,835
Commerzbank AG
10/03/11	0.380%	2,000,000	2,000,000
DnB NOR ASA
11/23/11	0.300%	2,000,000	2,000,000
Svenska Handelsbanken
11/23/11	0.300%	2,000,025	2,000,025
Total			14,995,344

Commercial Paper 0.8%
Suncorp Metway Ltd.
10/11/11	0.290%	2,999,178	2,999,178
The Commonwealth Bank of Australia
11/28/11	0.270%	999,295	999,295
Total			3,998,473

Repurchase Agreements 11.6%
Citigroup Global Markets, Inc. (g)

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
dated 09/30/11, matures 10/03/11,
repurchase price $1,000,008
	0.090%	$1,000,000	$1,000,000
repurchase price $10,000,075
	0.090%	10,000,000	10,000,000
MF Global Holdings Ltd. dated 09/30/11, matures 10/03/11, repurchase price $2,000,037 (g)
	0.220%	2,000,000	2,000,000
Mizuho Securities USA, Inc. dated 09/30/11, matures 10/03/11, repurchase price $15,000,200 (g)
	0.160%	15,000,000	15,000,000
Natixis Financial Products, Inc. dated 09/30/11, matures 10/03/11, repurchase price $2,000,015 (g)
	0.090%	2,000,000	2,000,000
Nomura Securities dated 09/30/11, matures 10/03/11, repurchase price $10,000,125 (g)
	0.150%	10,000,000	10,000,000
Pershing LLC dated 09/30/11, matures 10/03/11, repurchase price $3,000,045 (g)
	0.180%	3,000,000	3,000,000
Royal Bank of Canada dated 09/30/11, matures 10/03/11, repurchase price $12,120,556 (g)
	0.080%	12,120,475	12,120,475
Total			55,120,475
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $79,112,359)			$79,112,359

Total Investments
(Cost: $555,039,147) (h)			$551,225,518(i)
Other Assets & Liabilities, Net			(75,800,488)

Net Assets			$475,425,030

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at September 30, 2011:

Industry	Percentage of Net Assets		Value
Aerospace & Defense	1.0%		$4,820,863
Air Freight & Logistics	1.0		4,984,108
Airlines	0.0	*	177,950
Auto Components	0.2		1,052,054
Beverages	0.2		724,597
Biotechnology	1.9		9,048,222
Building Products	0.9		4,421,530
Capital Markets	1.9		9,085,186
Chemicals	4.5		21,501,012
Commercial Banks	1.7		8,235,233
Commercial Services & Supplies	2.5		11,854,847
Communications Equipment	0.6		2,850,628
Computers & Peripherals	2.0		9,661,088
Construction & Engineering	2.6		12,126,823
Consumer Finance	0.4		1,950,473
Containers & Packaging	1.3		6,009,374
Diversified Consumer Services	0.6		2,750,492
Diversified Financial Services	1.6		7,500,152
Electric Utilities	0.4		1,799,970
Electrical Equipment	1.2		5,658,740
Electronic Equipment, Instruments & Components	3.0		14,056,252
Energy Equipment & Services	3.6		17,183,046
Food & Staples Retailing	2.5		11,938,250
Food Products	1.4		6,621,913
Gas Utilities	0.6		2,784,782
Health Care Equipment & Supplies	1.6		7,387,563
Health Care Providers & Services	1.0		4,958,004
Hotels, Restaurants & Leisure	3.2		15,355,334
Household Durables	1.0		4,794,546
Household Products	0.3		1,549,635
Industrial Conglomerates	0.9		4,508,035
Insurance	1.6		7,687,568
Internet & Catalog Retail	0.4		1,752,929
Internet Software & Services	2.0		9,669,862
IT Services	0.9		4,223,499
Life Sciences Tools & Services	0.7		3,295,565
Machinery	5.5		25,988,817
Marine	0.6		3,020,525
Media	1.8		8,721,621
Metals & Mining	3.6		16,895,024
Multiline Retail	1.3		6,234,338
Multi-Utilities	0.4		1,663,735

Office Electronics	0.8	3,678,304
Oil, Gas & Consumable Fuels	2.2	10,345,728
Paper & Forest Products	0.5	2,188,393
Pharmaceuticals	1.2	5,545,600
Professional Services	2.1	9,875,342
Real Estate Investment Trusts (REITs)	4.9	23,290,417
Real Estate Management & Development	0.7	3,082,557
Road & Rail	0.9	4,486,318
Semiconductors & Semiconductor Equipment	0.3	1,315,556
Software	1.0	4,923,194
Specialty Retail	2.6	12,445,713
Textiles, Apparel & Luxury Goods	1.8	8,743,401
Trading Companies & Distributors	1.1	5,023,943
Transportation Infrastructure	3.8	18,155,840
Water Utilities	0.1	508,158
Wireless Telecommunication Services	0.8	4,016,296
Other(1)	26.7	127,096,573

Total		$551,225,518

(1) Cash & Cash Equivalents.

*Round to less than 0.01%.

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at September 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas Securities Corp.	Oct. 3, 2011	139,845	156,042	$1,756	$—
		(CHF)	(USD)
BNP Paribas Securities Corp.	Oct. 3, 2011	55,456	75,509	1,212	—
		(EUR)	(USD)
Northern Trust Company	Oct. 3, 2011	45,107,101	589,635	4,816	—
		(JPY)	(USD)
Northern Trust Company	Oct. 3, 2011	47,055	36,621	644	—
		(SGD)	(USD)
Northern Trust Company	Oct. 3, 2011	2,458	188,039	—	(20)
		(USD)	(JPY)
Mellon Bank	Oct. 3, 2011	1,404,045	173,104	783	—
		(ZAR)	(USD)
BNP Paribas Securities Corp.	Oct. 4, 2011	2,405	2,319	24	—
		(CAD)	(USD)
BNP Paribas Securities Corp.	Oct. 4, 2011	19,397	26,430	443	—
		(EUR)	(USD)
State Street Bank	Oct. 4, 2011	18,492,178	240,721	968	—
		(JPY)	(USD)
State Street Bank	Oct. 4, 2011	1,406	1,089	14	—
		(SGD)	(USD)
State Street Bank	Oct. 4, 2011	71,710	5,508,726	—	(288)
		(USD)	(JPY)
State Street Bank	Oct. 4, 2011	26,253	205,770	—	(769)
		(USD)	(ZAR)
BNP Paribas Securities Corp.	Oct. 5, 2011	55,860	53,256	—	(51)
		(CAD)	(USD)
BNP Paribas Securities Corp.	Oct. 5, 2011	194,598	261,754	1,041	—
		(EUR)	(USD)
Mellon Bank	Oct. 5, 2011	12,678,712	165,066	685	—
		(JPY)	(USD)
Mellon Bank	Oct. 5, 2011	16,664	1,279,958	—	(69)
		(USD)	(JPY)
State Street Bank	Oct. 6, 2011	57,027	458,808	—	(205)
		(USD)	(ZAR)
Mellon Bank	Oct. 7, 2011	377,810	3,047,415	—	(398)
		(USD)	(ZAR)
Total				$12,386	$(1,800)

Notes to Portfolio of Investments
(a)	At September 30, 2011, security was partially or fully on loan.
(b)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $403,659,153 or 84.90% of net assets.
(c)	Non-income producing.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $1,439,021 or 0.30% of net assets.

(e)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(f)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$35,727,879	$91,913,860	$(79,657,525)	$—	$47,984,214	$41,347	$47,984,214

(g)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value

Fannie Mae REMICS	$3,952,524
Freddie Mac Reference REMIC	71,395
Freddie Mac REMICS	5,415,497
Government National Mortgage Association	760,584
Total Market Value of Collateral Securities	$10,200,000

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value

Fannie Mae REMICS	$395,252
Freddie Mac Reference REMIC	7,140
Freddie Mac REMICS	541,550
Government National Mortgage Association	76,058
Total Market Value of Collateral Securities	$1,020,000

MF Global Holdings Ltd. (0.220%)

Security Description	Value

Fannie Mae REMICS	$114,737
Federal Farm Credit Bank	2,100
Federal Home Loan Banks	48,338
Federal Home Loan Mortgage Corp	63,521
Federal National Mortgage Association	99,521
Freddie Mac Gold Pool	2,313
Freddie Mac REMICS	173,649
Ginnie Mae I Pool	257,311
Ginnie Mae II Pool	153,731
Government National Mortgage Association	506,367
United States Treasury Note/Bond	618,433
Total Market Value of Collateral Securities	$2,040,021

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value

Fannie Mae Grantor Trust	$147,545
Fannie Mae Pool	4,870,069
Fannie Mae REMICS	3,169,858
Fannie Mae Whole Loan	26,171
Federal Home Loan Bank of Chicago	31,128
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	163,958
Freddie Mac Gold Pool	2,691,167
Freddie Mac REMICS	4,136,554
Ginnie Mae II Pool	63,550
Total Market Value of Collateral Securities	$15,300,000

Natixis Financial Products, Inc. (0.090%)

Security Description	Value

Fannie Mae Interest Strip	$535,740
Fannie Mae Pool	1,064,609
Fannie Mae REMICS	875
Freddie Mac Gold Pool	311,613
Freddie Mac Non Gold Pool	14,273
Freddie Mac REMICS	8,133
Freddie Mac Strips	65,941
Government National Mortgage Association	38,831
Total Market Value of Collateral Securities	$2,040,015

Nomura Securities (0.150%)

Security Description	Value

Ginnie Mae I Pool	$8,365,836
Ginnie Mae II Pool	1,834,164
Total Market Value of Collateral Securities	$10,200,000

Pershing LLC (0.180%)

Security Description	Value

Fannie Mae Pool	$834,400
Fannie Mae REMICS	529,487
Fannie Mae Whole Loan	5,963
Fannie Mae-Aces	11,603
Freddie Mac REMICS	987,149
Ginnie Mae I Pool	476,834
Government National Mortgage Association	214,564
Total Market Value of Collateral Securities	$3,060,000

Royal Bank of Canada (0.080%)

Security Description	Value

Fannie Mae Pool	$5,015,633
Freddie Mac Gold Pool	3,063,204
Freddie Mac Non Gold Pool	750,880
Freddie Mac REMICS	3,533,167
Total Market Value of Collateral Securities	$12,362,884

(h)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $555,039,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$42,615,000
Unrealized Depreciation	(46,428,000)
Net Unrealized Appreciation	$3,813,000

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

Currency Legend
CAD	Canadian Dollar
CHF	Swiss Franc

EUR	Euro
JPY	Japanese Yen
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated June 30, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$8,105,623	$53,744,804	$—	$61,850,427
Consumer Staples	1,289,608	19,544,787	—	20,834,395
Energy	21,885,825	5,642,949	—	27,528,774
Financials	2,306,707	58,524,879	—	60,831,586
Health Care	7,748,072	22,486,882	—	30,234,954
Industrials	17,152,993	97,950,687	—	115,103,680
Information Technology	1,221,120	49,157,263	—	50,378,383
Materials	8,072,289	36,333,123	—	44,405,412
Telecommunication Services	—	4,016,296	—	4,016,296
Utilities	—	6,756,645	—	6,756,645
Preferred Stocks
Materials	2,188,393	—	—	2,188,393
Total Equity Securities	69,970,630	354,158,315	—	424,128,945

Other
Affiliated Money Market Fund(c)	47,984,214	—	—	47,984,214
Investments of Cash Collateral Received for Securities on Loan	—	79,112,359	—	79,112,359
Total Other	47,984,214	79,112,359	—	127,096,573

Investments in Securities	117,954,844	433,270,674	—	551,225,518
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	12,386	—	12,386
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,800)	—	(1,800)
Total	$117,954,844	$433,281,260	$—	$551,236,104

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – Columbia Wanger U.S. Equities Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.8%
CONSUMER DISCRETIONARY 16.1%
Auto Components 0.5%
Drew Industries, Inc. (a)	127,000	$2,537,460
Automobiles 0.2%
Thor Industries, Inc. (a)	50,000	1,107,500
Distributors 0.6%
Pool Corp. (a)	131,000	3,429,580
Hotels, Restaurants & Leisure 4.0%
Bally Technologies, Inc. (a)(b)	156,000	4,208,880
Bravo Brio Restaurant Group, Inc. (a)(b)	14,800	246,272
Gaylord Entertainment Co. (a)(b)	362,000	7,001,080
Life Time Fitness, Inc. (b)	99,000	3,648,150
Penn National Gaming, Inc. (b)	95,000	3,162,550
Pinnacle Entertainment, Inc. (a)(b)	448,000	4,067,840
WMS Industries, Inc. (a)(b)	75,000	1,319,250
Total		23,654,022
Household Durables 1.0%
Cavco Industries, Inc. (a)(b)	101,000	3,478,440
Jarden Corp. (a)	57,000	1,610,820
Skullcandy, Inc. (a)(b)	55,000	777,150
Total		5,866,410
Internet & Catalog Retail 1.8%
Gaiam, Inc., Class A	8,000	27,120
HomeAway, Inc. (a)(b)	90,500	3,042,610
Shutterfly, Inc. (a)(b)	162,000	6,671,160
U.S. Auto Parts Network, Inc. (a)(b)	200,000	1,014,000
Total		10,754,890
Media 0.1%
Entravision Communications Corp., Class A (b)	301,000	307,020
Salem Communications Corp., Class A	192,000	439,680
Spanish Broadcasting System, Inc., Class A (b)	12,900	21,414
Total		768,114
Multiline Retail 0.4%
Saks, Inc. (a)(b)	284,000	2,485,000
Specialty Retail 3.2%
Aaron’s, Inc.	47,000	1,186,750
Abercrombie & Fitch Co., Class A	189,000	11,634,840
Chico’s FAS, Inc.	141,000	1,611,630

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Pier 1 Imports, Inc. (a)(b)	247,000	$2,415,660
Talbots, Inc. (a)(b)	164,000	442,800
Teavana Holdings, Inc. (a)(b)	67,800	1,379,052
Total		18,670,732
Textiles, Apparel & Luxury Goods 4.3%
Deckers Outdoor Corp. (b)	16,000	1,492,160
Lululemon Athletica, Inc. (b)	334,000	16,249,100
True Religion Apparel, Inc. (a)(b)	103,300	2,784,968
Warnaco Group, Inc. (The) (b)	107,000	4,931,630
Total		25,457,858
TOTAL CONSUMER DISCRETIONARY		94,731,566
CONSUMER STAPLES 1.0%
Food & Staples Retailing –%
Fresh Market, Inc. (The) (a)(b)	5,000	190,800
Food Products 1.0%
Diamond Foods, Inc. (a)	71,000	5,665,090
TOTAL CONSUMER STAPLES		5,855,890
ENERGY 8.5%
Energy Equipment & Services 5.3%
Atwood Oceanics, Inc. (a)(b)	240,900	8,277,324
Bristow Group, Inc. (a)	70,000	2,970,100
Core Laboratories NV (a)(c)	34,000	3,054,220
FMC Technologies, Inc. (a)(b)	404,800	15,220,480
Hornbeck Offshore Services, Inc. (a)(b)	76,000	1,893,160
Total		31,415,284
Oil, Gas & Consumable Fuels 3.2%
Houston American Energy Corp. (a)	145,500	2,002,080
Northern Oil and Gas, Inc. (a)(b)	72,000	1,396,080
Oasis Petroleum, Inc. (b)	6,500	145,145
Quicksilver Resources, Inc. (a)(b)	183,000	1,387,140
SM Energy Co.	82,000	4,973,300
Rosetta Resources, Inc. (a)(b)	84,000	2,874,480
Swift Energy Co. (b)	62,000	1,509,080
Ultra Petroleum Corp. (a)(b)(c)	40,000	1,108,800
World Fuel Services Corp. (a)	94,000	3,069,100
Total		18,465,205
TOTAL ENERGY		49,880,489

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 13.4%
Capital Markets 1.6%
Eaton Vance Corp. (a)	180,000	$4,008,600
Financial Engines, Inc. (a)(b)	97,000	1,756,670
MF Global Holdings Ltd. (a)(b)	265,000	1,094,450
SEI Investments Co.	185,000	2,845,300
Total		9,705,020
Commercial Banks 4.7%
Associated Banc-Corp.	143,000	1,329,900
City National Corp. (a)	67,000	2,529,920
CVB Financial Corp. (a)	80,000	615,200
First Busey Corp. (a)	692,000	3,010,200
Green Bankshares, Inc. (b)	23,009	29,222
Guaranty Bancorp (b)	291,000	349,200
Hancock Holding Co.	122,918	3,291,744
Lakeland Financial Corp. (a)	170,000	3,512,200
MB Financial, Inc. (a)	177,000	2,605,440
Pacific Continental Corp. (a)	155,295	1,101,042
Sandy Spring Bancorp, Inc. (a)	57,000	833,910
SVB Financial Group (b)	64,000	2,368,000
TCF Financial Corp. (a)	271,000	2,482,360
Valley National Bancorp (a)	364,999	3,865,339
Total		27,923,677
Consumer Finance 0.1%
World Acceptance Corp. (a)(b)	10,000	559,500
Diversified Financial Services 0.6%
Leucadia National Corp.	148,000	3,356,640
Insurance 0.4%
Enstar Group Ltd. (a)(b)(c)	14,000	1,333,220
Tower Group, Inc. (a)	33,000	754,380
Total		2,087,600
Real Estate Investment Trusts (REITs) 4.8%
Associated Estates Realty Corp. (a)	162,000	2,504,520
BioMed Realty Trust, Inc. (a)	492,000	8,152,440
DCT Industrial Trust, Inc. (a)	202,000	886,780
Digital Realty Trust, Inc. (a)	18,000	992,880
DuPont Fabros Technology, Inc. (a)	94,000	1,850,860
Education Realty Trust, Inc. (a)	156,000	1,340,040
Extra Space Storage, Inc. (a)	413,000	7,694,190
Kilroy Realty Corp. (a)	99,000	3,098,700
Kite Realty Group Trust (a)	510,000	1,866,600
Total		28,387,010

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Thrifts & Mortgage Finance 1.2%
Berkshire Hills Bancorp, Inc. (a)	81,000	$1,496,070
Kaiser Federal Financial Group, Inc.	21,541	254,184
Provident New York Bancorp	3,000	17,460
TrustCo Bank Corp. (a)	563,000	2,510,980
ViewPoint Financial Group (a)	254,000	2,908,300
Total		7,186,994
TOTAL FINANCIALS		79,206,441
HEALTH CARE 11.5%
Biotechnology 6.1%
Alexion Pharmaceuticals, Inc. (b)	138,000	8,840,280
Anthera Pharmaceuticals, Inc. (a)(b)	85,000	405,450
BioMarin Pharmaceutical, Inc. (a)(b)	180,000	5,736,600
Cepheid, Inc. (a)(b)	146,800	5,700,244
Chelsea Therapeutics International Ltd. (b)	305,000	1,113,250
Horizon Pharma, Inc. (b)	75,000	524,250
InterMune, Inc. (a)(b)	82,000	1,656,400
Isis Pharmaceuticals, Inc. (a)(b)	298,000	2,020,440
Micromet, Inc. (a)(b)	320,000	1,536,000
NPS Pharmaceuticals, Inc. (a)(b)	249,000	1,620,990
Onyx Pharmaceuticals, Inc. (b)	80,000	2,400,800
Savient Pharmaceuticals, Inc. (a)(b)	94,000	385,400
Seattle Genetics, Inc. (a)(b)	198,000	3,773,880
United Therapeutics Corp. (b)	8,400	314,916
Total		36,028,900
Health Care Equipment & Supplies 1.9%
Alimera Sciences, Inc. (a)(b)	98,100	784,800
Gen-Probe, Inc. (b)	50,000	2,862,500
Hill-Rom Holdings, Inc.	83,000	2,491,660
Neogen Corp. (a)(b)	17,000	590,240
Sirona Dental Systems, Inc. (b)	110,000	4,665,100
Total		11,394,300
Health Care Providers & Services 0.5%
Community Health Systems, Inc. (a)(b)	57,000	948,480
Health Management Associates, Inc., Class A (b)	261,500	1,809,580
Total		2,758,060
Health Care Technology 0.4%
Quality Systems, Inc.	22,000	2,134,000
Life Sciences Tools & Services 1.8%
eResearchTechnology, Inc. (a)(b)	16,000	71,360
Mettler-Toledo International, Inc. (b)	72,000	10,077,120

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Life Sciences Tools & Services (continued)
Pacific Biosciences of California, Inc. (a)(b)	65,000	$208,650
Total		10,357,130
Pharmaceuticals 0.8%
Akorn, Inc. (a)(b)	304,600	2,378,926
Auxilium Pharmaceuticals, Inc. (b)	160,000	2,398,400
Total		4,777,326
TOTAL HEALTH CARE		67,449,716
INDUSTRIALS 20.3%
Aerospace & Defense 0.9%
HEICO Corp., Class A	90,500	3,046,230
Moog, Inc., Class A (a)(b)	77,000	2,511,740
Total		5,557,970
Air Freight & Logistics 0.2%
Forward Air Corp. (a)	43,000	1,094,350
Commercial Services & Supplies 2.2%
Acorn Energy, Inc. (a)(b)	225,000	1,197,000
Clean Harbors, Inc. (b)	37,000	1,898,100
Herman Miller, Inc. (a)	97,000	1,732,420
Knoll, Inc. (a)	379,000	5,192,300
McGrath Rentcorp (a)	136,100	3,237,819
Total		13,257,639
Electrical Equipment 4.8%
Acuity Brands, Inc. (a)	107,500	3,874,300
AMETEK, Inc.	376,500	12,413,205
GrafTech International Ltd. (a)(b)	349,900	4,443,730
II-VI, Inc. (a)(b)	418,000	7,315,000
Total		28,046,235
Machinery 8.7%
Albany International Corp., Class A (a)	173,000	3,157,250
Donaldson Co., Inc.	175,000	9,590,000
ESCO Technologies, Inc. (a)	178,000	4,539,000
Kennametal, Inc.	235,000	7,693,900
Mueller Water Products, Inc., Class A (a)	80,200	198,896
Nordson Corp. (a)	334,000	13,273,160
Oshkosh Corp. (a)(b)	65,000	1,023,100
Pentair, Inc. (a)	190,000	6,081,900
Toro Co. (The)	50,000	2,463,500
WABCO Holdings, Inc. (b)	51,000	1,930,860

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Wabtec Corp.	22,000	$1,163,140
Total		51,114,706
Professional Services 0.8%
GP Strategies Corp. (a)(b)	129,000	1,288,710
Navigant Consulting, Inc. (a)(b)	175,000	1,622,250
RCM Technologies, Inc. (b)	233,000	1,046,170
RPX Corp. (b)	32,000	662,720
Total		4,619,850
Road & Rail 1.2%
Avis Budget Group, Inc. (a)(b)	373,500	3,611,745
Heartland Express, Inc. (a)	81,000	1,098,360
Hertz Global Holdings, Inc. (b)	294,000	2,616,600
Total		7,326,705
Trading Companies & Distributors 1.5%
CAI International, Inc. (a)(b)	176,000	2,062,720
H&E Equipment Services, Inc. (a)(b)	189,800	1,565,850
Rush Enterprises, Inc., Class A (a)(b)	153,100	2,167,896
Rush Enterprises, Inc., Class B (b)	32,000	373,440
Textainer Group Holdings Ltd. (a)(c)	130,000	2,636,400
Total		8,806,306
TOTAL INDUSTRIALS		119,823,761
INFORMATION TECHNOLOGY 22.2%
Communications Equipment 2.4%
Finisar Corp. (a)(b)	399,800	7,012,492
Infinera Corp. (a)(b)	158,000	1,219,760
Ixia (a)(b)	184,000	1,411,280
Netgear, Inc. (b)	77,000	1,993,530
Polycom, Inc. (b)	124,000	2,277,880
Total		13,914,942
Electronic Equipment, Instruments & Components 3.9%
Amphenol Corp., Class A	57,000	2,323,890
IPG Photonics Corp. (a)(b)	399,000	17,332,560
Plexus Corp. (a)(b)	125,000	2,827,500
Sanmina-SCI Corp. (a)(b)	85,000	567,800
Total		23,051,750
Internet Software & Services 1.3%
Carbonite, Inc. (a)(b)(c)	31,300	376,852
Constant Contact, Inc. (a)(b)	111,000	1,919,190
Equinix, Inc. (b)	23,000	2,043,090
IntraLinks Holdings, Inc. (a)(b)	72,000	540,720
SPS Commerce, Inc. (a)(b)	117,000	1,905,930

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
TheStreet, Inc. (a)	344,000	$681,120
Total		7,466,902
IT Services 1.9%
ExlService Holdings, Inc. (a)(b)	310,000	6,820,000
Global Payments, Inc.	53,000	2,140,670
Hackett Group, Inc. (The) (a)(b)	218,000	813,140
Syntel, Inc.	36,000	1,554,840
Total		11,328,650
Office Electronics 0.6%
Zebra Technologies Corp., Class A (b)	123,000	3,805,620
Semiconductors & Semiconductor Equipment 3.6%
Atmel Corp. (b)	761,000	6,141,270
Entegris, Inc. (b)	453,000	2,890,140
Microsemi Corp. (b)	293,000	4,682,140
Monolithic Power Systems, Inc. (a)(b)	188,000	1,913,840
ON Semiconductor Corp. (a)(b)	442,000	3,169,140
Pericom Semiconductor Corp. (a)(b)	117,000	866,970
TriQuint Semiconductor, Inc. (b)	316,000	1,586,320
Total		21,249,820
Software 8.5%
Advent Software, Inc. (b)	169,000	3,523,650
ANSYS, Inc. (b)	120,000	5,884,800
Ariba, Inc. (b)	100,000	2,771,000
Blackbaud, Inc. (a)	159,000	3,540,930
Concur Technologies, Inc. (a)(b)	82,000	3,052,040
Informatica Corp. (b)	295,000	12,080,250
MICROS Systems, Inc. (b)	334,000	14,665,940
NetSuite, Inc. (b)	107,000	2,890,070
NICE Systems Ltd., ADR (b)(c)	31,000	940,850
Tangoe, Inc. (b)	31,600	357,396
Tyler Technologies, Inc. (a)(b)	13,000	328,640
Total		50,035,566
TOTAL INFORMATION TECHNOLOGY		130,853,250
MATERIALS 0.5%
Chemicals 0.5%
Albemarle Corp.	71,000	2,868,400
Metals & Mining –%
Augusta Resource Corp. (a)(b)(c)	75,000	230,250
TOTAL MATERIALS		3,098,650

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 4.3%
Diversified Telecommunication Services 3.7%
AboveNet, Inc. (a)	127,500	$6,834,000
PAETEC Holding Corp. (b)	825,000	4,364,250
tw telecom, inc. (a)(b)	660,000	10,903,200
Total		22,101,450
Wireless Telecommunication Services 0.6%
SBA Communications Corp., Class A (b)	95,000	3,275,600
TOTAL TELECOMMUNICATION SERVICES		25,377,050
Total Common Stocks (Cost: $558,820,612)		$576,276,813

	Shares	Value

Money Market Fund 2.3%
Columbia Short-Term Cash Fund, 0.125% (d)(e)	13,324,210	$13,324,210
Total Money Market Fund (Cost: $13,324,210)		$13,324,210

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 25.5%
Asset-Backed Commercial Paper 4.2%
Atlantis One
12/21/11	0.350%	5,994,750	$5,994,750
Cancara Asset Securitisation LLC
10/06/11	0.250%	4,999,028	4,999,028
Gemini Securitization Corporation (FKA Twin Towers)
10/06/11	0.300%	2,999,275	2,999,275
Rhein-Main Securitisation Ltd.
10/26/11	0.600%	1,998,800	1,998,800
Royal Park Investments Funding Corp.
10/27/11	0.750%	3,997,750	3,997,750
Scaldis Capital LLC
10/04/11	0.550%	4,999,694	4,999,694
Total			24,989,297
Certificates of Deposit 16.5%
Bank of Montreal
11/14/11	0.250%	5,000,000	5,000,000
Bank of Nova Scotia
11/28/11	0.300%	4,000,000	4,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	$999,040	$999,040
Branch Banking & Trust Corporation
01/09/12	0.350%	7,000,000	7,000,000
Commerzbank AG
10/05/11	0.180%	3,000,000	3,000,000
Credit Industrial et Commercial
11/21/11	0.410%	5,000,000	5,000,000
Credit Suisse
10/04/11	0.190%	2,000,841	2,000,841
11/17/11	0.300%	5,000,000	5,000,000
Deutsche Bank AG
10/19/11	0.290%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
10/21/11	0.270%	2,000,000	2,000,000
DnB NOR ASA
03/01/12	0.450%	3,000,000	3,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/21/11	0.320%	4,000,000	4,000,000
Lloyds Bank PLC
10/14/11	0.346%	4,000,000	4,000,000
National Australia Bank
11/18/11	0.255%	3,999,932	3,999,932
National Bank of Canada
11/18/11	0.270%	4,000,000	4,000,000
Natixis
10/07/11	0.496%	5,000,000	5,000,000
Nordea Bank AB
12/09/11	0.310%	4,000,000	4,000,000
Rabobank
01/20/12	0.272%	4,000,000	4,000,000
Royal Bank of Canada
10/14/11	0.210%	3,000,987	3,000,987

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Standard Chartered Bank PLC
12/29/11	0.550%	$4,993,058	$4,993,058
Svenska Handelsbanken
11/23/11	0.300%	1,000,013	1,000,013
03/01/12	0.460%	3,000,000	3,000,000
Swedbank AB
10/24/11	0.260%	5,000,000	5,000,000
Union Bank of Switzerland
11/28/11	0.350%	5,000,000	5,000,000
United Overseas Bank Ltd.
10/28/11	0.270%	4,000,000	4,000,000
Total			96,993,871
Commercial Paper 1.0%
Suncorp Metway Ltd.
11/28/11	0.380%	2,997,815	2,997,815
10/11/11	0.290%	2,999,178	2,999,178
Total			5,996,993
Repurchase Agreements 3.8%
Nomura Securities
dated 09/30/11, matures 10/03/11,
repurchase price $15,000,188 (f)
	0.150%	15,000,000	15,000,000
Pershing LLC
dated 09/30/11, matures 10/03/11,
repurchase price $3,000,045 (f)
	0.180%	3,000,000	3,000,000
Royal Bank of Canada
dated 09/30/11, matures 10/03/11,
repurchase price $4,075,800 (f)
	0.080%	4,075,773	4,075,773
Total			22,075,773
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $150,055,934)			$150,055,934
Total Investments
(Cost: $722,200,756)			$739,656,957(g	)
Other Assets & Liabilities, Net			(150,930,673)
Net Assets			$588,726,284

Notes to Portfolio of Investments

(a)	At September 30, 2011, security was partially or fully on loan.
(b)	Non-income producing.

(c)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $9,680,592 or 1.64% of net assets.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(e)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$2,977,593	$81,018,767	$(70,672,150)	$—	$13,324,210	$8,186	$13,324,210

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Nomura Securities (0.150%)

Security Description	Value
Ginnie Mae I Pool	$12,548,754
Ginnie Mae II Pool	2,751,246
Total Market Value of Collateral Securities	$15,300,000

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$834,400
Fannie Mae REMICS	529,487
Fannie Mae Whole Loan	5,963
Fannie Mae-Aces	11,603
Freddie Mac REMICS	987,149
Ginnie Mae I Pool	476,834
Government National Mortgage Association	214,564
Total Market Value of Collateral Securities	$3,060,000

Royal Bank of Canada (0.080%)

Security Description	Value
Fannie Mae Pool	$1,686,615
Freddie Mac Gold Pool	1,030,069
Freddie Mac Non Gold Pool	252,500
Freddie Mac REMICS	1,188,104
Total Market Value of Collateral Securities	$4,157,288

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$94,731,566	$—	$—	$94,731,566
Consumer Staples	5,855,890	—	—	5,855,890
Energy	49,880,489	—	—	49,880,489
Financials	79,206,441	—	—	79,206,441
Health Care	67,449,716	—	—	67,449,716
Industrials	119,823,761	—	—	119,823,761
Information Technology	130,853,250	—	—	130,853,250
Materials	3,098,650	—	—	3,098,650
Telecommunication Services	25,377,050	—	—	25,377,050
Total Equity Securities	576,276,813	—	—	576,276,813

Other
Affiliated Money Market Fund(c)	13,324,210	—	—	13,324,210
Investments of Cash Collateral Received for Securities on Loan	—	150,055,934	—	150,055,934
Total Other	13,324,210	150,055,934	—	163,380,144
Total	$589,601,023	$150,055,934	$—	$739,656,957

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Investments in Affiliated Funds

Variable Portfolio – Conservative Portfolio

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 20.0%

Global Real Estate 0.6%

Variable Portfolio - Morgan Stanley Global Real Estate Fund	1,460,794	$13,702,250

International 4.4%

Variable Portfolio - AllianceBernstein International Value Fund	3,548,856	29,597,456
Variable Portfolio - Columbia Wanger International Equities Fund	905,611	9,128,559
Variable Portfolio - Invesco International Growth Fund	3,310,625	32,775,188
Variable Portfolio - Mondrian International Small Cap Fund	968,463	10,188,226
Variable Portfolio - Pyramis® International Equity Fund	3,135,336	29,033,216
Total		110,722,645

U.S. Large Cap 10.8%

Columbia Variable Portfolio - Diversified Equity Income Fund (a)	3,459,522	39,161,789
Variable Portfolio - American Century Growth Fund (a)	3,707,628	37,743,648
Variable Portfolio - Columbia Wanger U.S. Equities Fund (a)	1,615,657	16,447,393
Variable Portfolio - Davis New York Venture Fund (a)	2,707,021	23,524,013
Variable Portfolio - MFS Value Fund (a)	4,100,599	39,488,768
Variable Portfolio - Marsico Growth Fund (a)	3,525,725	37,407,944
Variable Portfolio - NFJ Dividend Value Fund (a)	3,789,987	39,377,961
Variable Portfolio - Nuveen Winslow Large Cap Growth Fund (a)	3,612,608	37,679,504
Total		270,831,020

U.S. Mid Cap 2.6%

Columbia Variable Portfolio - Mid Cap Value Opportunity Fund (a)	1,513,616	13,592,274
Variable Portfolio - Goldman Sachs Mid Cap Value Fund (a)	2,476,249	23,450,074
Variable Portfolio - Jennison Mid Cap Growth Fund (a)	2,723,839	28,600,311
Total		65,642,659

U.S. Small Cap 1.6%

Variable Portfolio - Partners Small Cap Growth Fund (a)	1,051,719	10,864,262
Variable Portfolio - Partners Small Cap Value Fund (a)	2,329,600	29,492,734
Total		40,356,996
Total Equity Funds (Cost: $518,926,843)		$501,255,570

	Shares	Value

Fixed-Income Funds 74.1%

Floating Rate 3.9%

Variable Portfolio - Eaton Vance Floating-Rate Income Fund (b)	10,171,903	$98,158,860

Global Bond 3.0%

Columbia Variable Portfolio - Global Bond Fund	6,451,553	75,483,173

Inflation Protected Securities 7.1%

Columbia Variable Portfolio - Global Inflation Protected Securities Fund (b)	18,835,117	175,731,639

Investment Grade 58.1%

Columbia Variable Portfolio - Diversified Bond Fund (b)	26,612,754	293,538,673
Columbia Variable Portfolio - Income Opportunities Fund	5,925,704	55,701,617
Columbia Variable Portfolio - Limited Duration Credit Fund (b)	22,028,811	224,473,583
Columbia Variable Portfolio - Short Duration U.S. Government Fund (b)	8,402,465	87,553,689
Variable Portfolio - American Century Diversified Bond Fund (b)	26,328,526	287,507,503
Variable Portfolio - J.P. Morgan Core Bond Fund (b)	24,866,803	268,312,810
Variable Portfolio - PIMCO Mortgage- Backed Securities Fund (b)	9,490,625	100,031,182
Variable Portfolio - Wells Fargo Short Duration Government Fund (b)	13,354,991	137,155,757
Total		1,454,274,814

Multisector 2.0%

Columbia Variable Portfolio - Strategic Income Fund	5,950,925	49,630,718
Total Fixed-Income Funds (Cost: $1,827,874,161)		$1,853,279,204

Money Market Fund 5.9%

Columbia Variable Portfolio - Cash Management Fund, 0.010% (b)(c)	147,651,798	147,651,798
Total Money Market Fund (Cost: $147,651,798)		$147,651,798
Total Investments in Affiliated Funds
(Cost: $2,494,452,802)		$2,502,186,572(d)
Other Assets and Liabilities		(51,606)
Net Assets		$2,502,134,966

Notes to Investments in Affiliated Funds

(a)                                  Non-income producing.

(b)                                  The Fund does not invest in underlying funds for the purpose of exercising management control. At September 30, 2011, the Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held
Columbia VP -Cash Management Fund	17.17%
VP – J.P. Morgan Core Bond Fund	13.23
VP - American Century Diversified Bond Fund	12.71
VP - Eaton Vance Floating-Rate Income Fund	10.99
Columbia VP -Limited Duration Credit Fund	8.67
VP - PIMCO Mortgage-Backed Securities Fund	8.25
VP - Wells Fargo Short Duration Government Fund	7.87
Columbia VP -Diversified Bond Fund	7.27
Columbia VP -Short Duration U.S. Government Fund	7.16
Columbia VP -Global Inflation Protected Securities Fund	6.30

(c)                                  The rate shown is the seven-day current annualized yield at September 30, 2011.

(d)                                  Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$2,502,186,572	$–	$–	$2,502,186,572

(a) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Davis New York Venture Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.7%
CONSUMER DISCRETIONARY 6.6%
Automobiles 0.8%
Harley-Davidson, Inc. (a)	289,105	$9,924,975
Distributors 0.2%
Li & Fung Ltd. (b)	1,677,000	2,798,212
Household Durables 0.2%
Hunter Douglas NV (b)	49,010	1,969,834
Internet & Catalog Retail 0.9%
Expedia, Inc.	215,250	5,542,687
Liberty Interactive Corp., Class A (c)	364,888	5,389,396
Total		10,932,083
Media 1.4%
Grupo Televisa SAB, ADR (a)(b)	132,930	2,444,583
Liberty Media Corp. - Starz, Class A (c)	27,602	1,754,383
Walt Disney Co. (The)	408,050	12,306,788
Total		16,505,754
Specialty Retail 3.1%
Bed Bath & Beyond, Inc. (c)	552,710	31,675,810
CarMax, Inc. (a)(c)	207,882	4,957,986
Total		36,633,796
TOTAL CONSUMER DISCRETIONARY		78,764,654
CONSUMER STAPLES 17.2%
Beverages 4.4%
Coca-Cola Co. (The) (a)	285,890	19,314,728
Diageo PLC, ADR (a)(b)	255,950	19,434,284
Heineken Holding NV (b)	355,503	13,719,654
Total		52,468,666
Food & Staples Retailing 10.4%
Costco Wholesale Corp.	815,050	66,931,906
CVS Caremark Corp. (a)	1,702,618	57,173,913
Total		124,105,819
Food Products 1.3%
Kraft Foods, Inc., Class A	288,926	9,702,135
Nestlé SA, Registered Shares (b)	20,720	1,140,692
Unilever NV (b)	143,750	4,526,688
Total		15,369,515
Personal Products 0.1%
Natura Cosmeticos SA (b)	76,800	1,307,060

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 1.0%
Philip Morris International, Inc.	186,629	$11,641,917
TOTAL CONSUMER STAPLES		204,892,977
ENERGY 11.3%
Energy Equipment & Services 0.9%
Schlumberger Ltd. (b)	36,125	2,157,746
Transocean Ltd. (b)	174,680	8,339,223
Total		10,496,969
Oil, Gas & Consumable Fuels 10.4%
Canadian Natural Resources Ltd. (b)	1,006,790	29,468,743
China Coal Energy Co., Ltd., Class H (b)	5,666,900	5,056,839
Devon Energy Corp.	258,203	14,314,775
EOG Resources, Inc. (a)	537,214	38,147,566
Occidental Petroleum Corp.	426,940	30,526,210
OGX Petroleo e Gas Participacoes SA (b)(c)	1,011,800	6,236,810
Total		123,750,943
TOTAL ENERGY		134,247,912
FINANCIALS 29.4%
Capital Markets 7.0%
Bank of New York Mellon Corp. (The)	2,675,121	49,730,499
Charles Schwab Corp. (The) (a)	459,350	5,176,875
Goldman Sachs Group, Inc. (The)	48,660	4,600,803
Julius Baer Group Ltd. (b)(c)	702,950	23,491,302
Total		82,999,479
Commercial Banks 5.0%
Wells Fargo & Co.	2,490,130	60,061,936
Consumer Finance 5.4%
American Express Co. (a)	1,425,456	64,002,974
Diversified Financial Services 0.2%
JPMorgan Chase & Co.	61,320	1,846,958
Insurance 10.2%
ACE Ltd. (b)	123,010	7,454,406
AON Corp.	37,470	1,572,990
Berkshire Hathaway, Inc., Class B (a)(c)	209,846	14,907,460
Everest Re Group Ltd. (b)	21,290	1,690,000
Fairfax Financial Holdings Ltd. (b)	17,411	6,674,159

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Fairfax Financial Holdings Ltd. (b)	5,780	$2,216,191
Loews Corp.	1,130,020	39,042,191
Markel Corp. (c)	4,097	1,463,162
Progressive Corp. (The)	1,825,171	32,415,037
Transatlantic Holdings, Inc.	274,495	13,318,497
Total		120,754,093
Real Estate Management & Development 1.6%
Brookfield Asset Management, Inc., Class A (b)	354,140	9,756,557
Hang Lung Group Ltd. (a)(b)	1,895,000	9,655,593
Total		19,412,150
TOTAL FINANCIALS		349,077,590
HEALTH CARE 12.1%
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	170,500	9,571,870
Becton Dickinson and Co. (a)	185,065	13,568,966
Total		23,140,836
Health Care Providers & Services 1.6%
Express Scripts, Inc. (c)	516,945	19,163,151
Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc. (c)	109,997	3,437,406
Pharmaceuticals 8.3%
Johnson & Johnson (a)	582,580	37,116,172
Merck & Co., Inc.	1,215,891	39,771,795
Pfizer, Inc.	368,700	6,518,616
Roche Holding AG, Genusschein Shares (b)	91,260	14,739,597
Total		98,146,180
TOTAL HEALTH CARE		143,887,573
INDUSTRIALS 5.4%
Aerospace & Defense 0.8%
Lockheed Martin Corp. (a)	133,490	9,696,713
Commercial Services & Supplies 2.4%
Iron Mountain, Inc. (a)	882,343	27,899,686
Marine 1.1%
China Shipping Development Co., Ltd., Class H (b)	3,324,000	2,113,487

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Marine (continued)
Kuehne & Nagel International AG (b)	99,333	$11,148,436
Total		13,261,923
Transportation Infrastructure 1.1%
China Merchants Holdings International Co., Ltd. (a)(b)	4,722,153	12,661,111
LLX Logistica SA (b)(c)	157,200	303,490
Total		12,964,601
TOTAL INDUSTRIALS		63,822,923
INFORMATION TECHNOLOGY 6.9%
Computers & Peripherals 0.7%
Hewlett-Packard Co.	338,810	7,606,284
Internet Software & Services 2.6%
Google, Inc., Class A (c)	60,717	31,231,610
IT Services 0.4%
Visa, Inc., Class A	57,580	4,935,758
Semiconductors & Semiconductor Equipment 1.7%
Intel Corp. (a)	153,450	3,273,089
Texas Instruments, Inc. (a)	627,605	16,725,673
Total		19,998,762
Software 1.5%
Activision Blizzard, Inc.	703,860	8,375,934
Microsoft Corp.	391,982	9,756,432
Total		18,132,366
TOTAL INFORMATION TECHNOLOGY		81,904,780
MATERIALS 5.6%
Chemicals 2.9%
Air Products & Chemicals, Inc.	83,240	6,357,039
Ecolab, Inc. (a)	108,390	5,299,187
Monsanto Co.	234,450	14,076,378
Potash Corp. of Saskatchewan, Inc. (b)	95,178	4,113,593
Praxair, Inc.	48,400	4,524,432
Total		34,370,629
Construction Materials 0.3%
Martin Marietta Materials, Inc. (a)	58,883	3,722,583

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Containers & Packaging 1.1%
Sealed Air Corp.	804,746	$13,439,258
Metals & Mining 1.2%
BHP Billiton PLC (b)	274,480	7,332,443
MMX Mineracao e Metalicos SA (b)(c)	157,200	237,441
Rio Tinto PLC (b)	149,459	6,628,231
Total		14,198,115
Paper & Forest Products 0.1%
Sino-Forest Corp. (a)(b)(c)(d)	800,520	550,028
Sino-Forest Corp. (b)(d)(e)(f)	34,500	23,705
Total		573,733
TOTAL MATERIALS		66,304,318
TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
America Movil SAB de CV, Class L, ADR (a)(b)	100,930	2,228,534
TOTAL TELECOMMUNICATION SERVICES		2,228,534
Total Common Stocks (Cost: $1,080,827,089)		$1,125,131,261

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.1%
Paper 0.1%
Sino-Forest Corp. (b)(e)(f)
08/01/13	5.000%	1,340,000	$308,200

Total Convertible Bonds (Cost: $1,340,000)			$308,200

	Shares	Value

Money Market Fund 5.1%
Columbia Short-Term Cash Fund, 0.125% (g)(h)	60,766,621	$60,766,621
Total Money Market Fund (Cost: $60,766,621)		$60,766,621

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 19.9%
Asset-Backed Commercial Paper 3.1%
Atlantis One
12/21/11	0.350%	$6,993,807	$6,993,807
Gemini Securitization Corporation (FKA Twin Towers)
10/07/11	0.300%	4,998,792	4,998,792
Regency Markets No. 1 LLC
10/18/11	0.250%	9,997,778	9,997,778
Rhein-Main Securitisation Ltd.
10/11/11	0.550%	4,997,326	4,997,326
Scaldis Capital LLC
10/04/11	0.550%	9,999,389	9,999,389
Total			36,987,092
Certificates of Deposit 12.9%
ABM AMRO Bank N.V.
10/12/11	0.310%	7,997,934	7,997,934
Branch Banking & Trust Corporation
01/09/12	0.350%	10,000,000	10,000,000
Clydesdale Bank PLC
12/30/11	0.550%	4,993,058	4,993,058
Credit Industrial et Commercial
11/21/11	0.410%	5,000,000	5,000,000
Credit Suisse
10/25/11	0.285%	5,000,000	5,000,000
12/09/11	0.320%	5,000,000	5,000,000
Deutsche Bank AG
10/19/11	0.290%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
10/21/11	0.270%	9,000,000	9,000,000
DnB NOR ASA
11/23/11	0.300%	10,000,000	10,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/21/11	0.320%	5,000,000	5,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
10/11/11	0.340%	4,000,000	4,000,000
Lloyds Bank PLC
10/14/11	0.346%	5,000,000	5,000,000
National Australia Bank
11/18/11	0.255%	2,999,949	2,999,949
National Bank of Canada
10/07/11	0.272%	5,000,000	5,000,000
Natixis
10/07/11	0.496%	7,000,000	7,000,000
Nordea Bank AB
12/09/11	0.310%	8,000,000	8,000,000
Rabobank
12/15/11	0.330%	5,000,550	5,000,550

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
01/20/12	0.272%	$5,000,000	$5,000,000
Royal Bank of Canada
10/14/11	0.210%	4,001,315	4,001,315
Skandinaviska Enskilda Banken
10/11/11	0.250%	10,000,000	10,000,000
Standard Chartered Bank PLC
01/03/12	0.460%	10,000,157	10,000,157
Svenska Handelsbanken
11/23/11	0.300%	5,000,063	5,000,063
03/01/12	0.460%	4,000,000	4,000,000
Swedbank AB
10/24/11	0.260%	5,000,000	5,000,000
United Overseas Bank Ltd.
10/28/11	0.270%	6,000,000	6,000,000
Total			152,993,026
Commercial Paper 1.1%
Macquarie Bank Ltd.
02/24/12	0.703%	4,982,208	4,982,208
Westpac Securities NZ Ltd.
03/02/12	0.441%	7,982,205	7,982,205
Total			12,964,413
Other Short-Term Obligations 0.3%
The Goldman Sachs Group, Inc.
10/17/11	0.280%	4,000,000	4,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements 2.5%
Goldman Sachs & Co. dated 09/30/11, matures 10/03/11, repurchase price $15,000,125 (i)
	0.100%	$15,000,000	$15,000,000
MF Global Holdings Ltd. dated 09/30/11, matures 10/03/11, repurchase price $3,000,055 (i)
	0.220%	3,000,000	3,000,000
Mizuho Securities USA, Inc. dated 09/30/11, matures 10/03/11, repurchase price $5,000,067 (i)
	0.160%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 09/30/11, matures 10/03/11, repurchase price $5,000,038 (i)
	0.090%	5,000,000	5,000,000
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $1,796,638 (i)
	0.150%	1,796,616	1,796,616
Total			29,796,616
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $236,741,147)			$236,741,147
Total Investments (Cost: $1,379,674,857)			$1,422,947,229(j)
Other Assets & Liabilities, Net			(234,866,999)

Net Assets			$1,188,080,230

Notes to Portfolio of Investments
(a)	At September 30, 2011, security was partially or fully on loan.
(b)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $221,926,872 or 18.68% of net assets.
(c)	Non-income producing.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2011, the value of these securities amounted to $573,733, which represents 0.05% of net assets.

(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2011 was $331,905, representing 0.03% of net assets.  Information concerning such security holdings at September 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Sino-Forest Corp.	12-11-09	$546,994
Sino-Forest Corp.
08/01/13 5.000%	07-17-08	1,340,000

(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $331,905 or 0.03% of net assets.

(g)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(h)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$57,156,554	$242,474,436	$(238,864,369)	$—	$60,766,621	$72,325	$60,766,621

(i)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Goldman Sachs & Co. (0.100%)

Security Description	Value
Government National Mortgage Association	$15,300,000
Total Market Value of Collateral Securities	$15,300,000

MF Global Holdings Ltd. (0.220%)

Security Description	Value
Fannie Mae REMICS	$172,105
Federal Farm Credit Bank	3,151
Federal Home Loan Banks	72,507
Federal Home Loan Mortgage Corp	95,281
Federal National Mortgage Association	149,282
Freddie Mac Gold Pool	3,469
Freddie Mac REMICS	260,473
Ginnie Mae I Pool	385,966
Ginnie Mae II Pool	230,597
Government National Mortgage Association	759,551
United States Treasury Note/Bond	927,649
Total Market Value of Collateral Securities	$3,060,031

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value
Fannie Mae Grantor Trust	$49,182
Fannie Mae Pool	1,623,356
Fannie Mae REMICS	1,056,619
Fannie Mae Whole Loan	8,724
Federal Home Loan Bank of Chicago	10,376
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	54,653
Freddie Mac Gold Pool	897,056
Freddie Mac REMICS	1,378,851
Ginnie Mae II Pool	21,183
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Fannie Mae Interest Strip	$1,339,350
Fannie Mae Pool	2,661,525
Fannie Mae REMICS	2,187
Freddie Mac Gold Pool	779,032
Freddie Mac Non Gold Pool	35,682
Freddie Mac REMICS	20,332
Freddie Mac Strips	164,852
Government National Mortgage Association	97,078
Total Market Value of Collateral Securities	$5,100,038

RBS Securities, Inc. (0.150%)

Security Description	Value
Freddie Mac Gold Pool	$1,832,556
Total Market Value of Collateral Securities	$1,832,556

(j)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated June 30, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$73,996,608	$4,768,046	$—	$78,764,654
Consumer Staples	190,032,630	14,860,347	—	204,892,977
Energy	129,191,073	5,056,839	—	134,247,912
Financials	315,930,695	33,146,895	—	349,077,590
Health Care	129,147,976	14,739,597	—	143,887,573
Industrials	37,899,889	25,923,034	—	63,822,923
Information Technology	81,904,780	—	—	81,904,780
Materials	52,106,203	14,198,115	—	66,304,318
Telecommunication Services	2,228,534	—	—	2,228,534
Total Equity Securities	1,012,438,388	112,692,873	—	1,125,131,261

Bonds
Convertible Bonds	—	308,200	—	308,200
Total Bonds	—	308,200	—	308,200

Other
Affiliated Money Market Fund(c)	60,766,621	—	—	60,766,621
Investments of Cash Collateral Received for Securities on Loan	—	236,741,147	—	236,741,147
Total Other	60,766,621	236,741,147	—	297,507,768
Total	$1,073,205,009	$349,742,220	$—	$1,422,947,229

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Portfolio of Investments

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 97.0%

Aerospace & Defense 1.7%
DAE Aviation Holdings, Inc. Tranche B1 Term Loan (a)(b)
07/31/14	5.260%	$3,047,651	$2,857,173
Ducommun, Inc. Term Loan (a)(b)
06/28/17	5.500%	598,500	579,049
IAP Worldwide Services, Inc. 1st Lien Term Loan (a)(b)
12/30/12	9.250%	3,887,259	3,764,811
Standard Aero Ltd. Tranche B2 Term Loan (a)(b)
07/31/14	5.260%	2,920,694	2,738,151
TASC, Inc. Tranche B Term Loan (a)(b)
12/18/15	4.500%	1,593,173	1,509,531
TransDigm, Inc. 1st Lien Term Loan (a)(b)
02/14/17	4.000%	2,979,988	2,907,812
Wyle Services Corp. 1st Lien Term Loan (a)(b)
03/26/17	5.750%	732,125	703,572
Total			15,060,099

Automotive 3.9%
Allison Transmission, Inc. Term Loan (a)(b)
08/07/14	2.980%	8,149,289	7,667,992
Chrysler Group LLC Tranche B Term Loan (a)(b)
05/24/17	6.000%	4,089,750	3,555,179
Delphi Corp. Tranche B Term Loan (a)(b)
03/31/17	3.500%	2,138,158	2,108,758
Federal-Mogul Corp. (a)(b)
Tranche B Term Loan
12/29/14	2.159%	4,572,418	4,201,870
Tranche C Term Loan
12/28/15	2.166%	2,332,867	2,143,811
Fram Group/Prestone Holdings, Inc. 1st Lien Term Loan (a)(b)
07/29/17	6.500%	475,000	472,625
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (a)(b)
04/30/14	1.940%	8,000,000	7,710,000
Metaldyne LLC Term Loan (a)(b)
05/18/17	5.250%	2,636,750	2,551,055

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Automotive (continued)
TI Group Automotive Systems LLC Term Loan (a)(b)
07/29/16	9.500%	$997,481	$992,494
Tenneco, Inc. Tranche B Term Loan (a)(b)
06/03/16	4.739%	1,975,000	1,955,250
Veyance Technologies, Inc. Delayed Draw Term Loan (a)(b)
07/31/14	2.740%	247,987	222,053
Term Loan (a)(b)
07/31/14	2.740%	1,731,401	1,550,331

Total			35,131,418

Brokerage 1.4%
Grosvenor Capital Management Holdings LLLP Tranche C Term Loan (a)(b)
12/05/16	4.250%	1,098,514	1,093,022
LPL Holdings, Inc. (a)(b)
Term Loan
06/25/15	4.250%	2,869,109	2,845,811
06/28/17	5.250%	1,888,830	1,878,215
Nuveen Investments, Inc. (a)(b)
1st Lien Term Loan
11/13/14	3.319%	3,344,640	3,051,984
05/13/17	5.819%	3,905,360	3,606,600
Total			12,475,632

Building Materials 0.4%
Beacon Sales Acquisition, Inc. Tranche B Term Loan (a)(b)
09/30/13	2.240%	899,930	865,624
Goodman Global, Inc. 1st Lien Term Loan (a)(b)
10/28/16	5.750%	2,733,127	2,697,269
Total			3,562,893

Chemicals 5.4%
Arizona Chemical U.S., Inc. Term Loan (a)(b)
11/21/16	4.750%	295,745	289,584
Ashland, Inc. Tranche B Term Loan (a)(b)
08/23/18	3.750%	2,475,000	2,453,344
Celanese U.S. Holdings LLC Tranche C Term Loan (a)(b)
10/31/16	2.996%	1,984,715	1,954,388

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Chemicals (continued)
Chemtura Corp. Term Loan (a)(b)
08/29/16	5.500%	$600,000	$595,752
General Chemical Corp. Tranche B Term Loan (a)(b)
10/06/15	5.002%	497,669	475,274
Houghton International, Inc. Tranche B1 Term Loan (a)(b)
01/29/16	6.750%	817,337	806,442
Huntsman International LLC (a)(b)
Tranche B Term Loan
04/19/14	1.766%	504,601	480,633
04/19/17	2.800%	1,375,819	1,294,137
Tranche C Term Loan
06/30/16	2.521%	3,521,680	3,285,058
Husky Injection Molding Systems Ltd. Term Loan (a)(b)(c)(d)
TBD	TBD	1,000,000	970,310
Ineos U.S. Finance LLC (a)(b)
Tranche B2 Term Loan
12/16/13	7.501%	4,072,598	4,051,095
Tranche C2 Term Loan
12/16/14	8.001%	4,366,872	4,365,649
Matrix Acquisition Corp. Tranche B Term Loan (a)(b)
04/12/14	2.239%	2,305,527	2,216,764
Momentive Performance Materials Tranche B1B Term Loan (a)(b)
05/05/15	3.750%	984,496	909,674
Momentive Specialty Chemicals, Inc. (a)(b)
Tranche C1A Term Loan
05/05/13	2.500%	693,684	654,290
Tranche C1B Term Loan
05/05/15	4.000%	2,760,594	2,585,765
Tranche C2A Term Loan
05/05/13	2.625%	296,811	279,955
Tranche C2B Term Loan
05/05/15	4.125%	1,167,132	1,093,218
Tranche C4B Term Loan
05/05/15	4.063%	979,298	915,644
Tranche C7B Term Loan
05/05/15	4.125%	937,251	871,644
Nalco Co. Tranche B1 Term Loan (a)(b)
10/05/17	4.500%	1,188,000	1,180,135
Norit Holding BV Term Loan (a)(b)(c)
07/10/17	7.500%	1,400,000	1,368,500
Omnova Solutions, Inc. Term Loan (a)(b)
05/31/17	5.750%	2,456,438	2,368,423

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Chemicals (continued)
Rockwood Specialties Group, Inc. Term Loan (a)(b)
02/09/18	3.750%	$2,313,375	$2,300,975
Solutia, Inc. Tranche 1 Term Loan (a)(b)
08/01/17	3.500%	2,743,382	2,678,913
Styron SARL Term Loan (a)(b)(c)
08/01/17	5.311%	3,870,750	3,476,437
SunCoke Energy, Inc. Tranche B Term Loan (a)(b)
07/26/18	4.000%	573,563	564,959
Univar, Inc. Tranche B Term Loan (a)(b)
06/30/17	5.000%	3,477,481	3,254,053
Total			47,741,015

Construction Machinery 0.3%
Brock Holdings III, Inc. 1st Lien Term Loan (a)(b)
03/16/17	6.000%	1,243,750	1,167,048
Manitowoc Co., Inc. (The) Tranche B Term Loan (a)(b)
11/13/17	4.250%	748,125	723,347
Terex Corp. Term Loan (a)(b)
04/28/17	5.500%	800,000	784,200
Total			2,674,595

Consumer Cyclical Services 3.5%
Brickman Group Holdings, Inc. Tranche B Term Loan (a)(b)
10/14/16	7.250%	2,009,813	1,974,641
Instant Web, Inc. (a)(b)
Delayed Draw Term Loan
08/07/14	3.614%	166,264	149,637
Term Loan
08/07/14	3.614%	1,594,980	1,435,482
KAR Auction Services, Inc. Term Loan (a)(b)
05/19/17	5.000%	3,142,125	3,032,151
Live Nation Entertainment, Inc. Tranche B Term Loan (a)(b)
11/07/16	4.500%	4,932,418	4,770,043
Protection One, Inc. Term Loan (a)(b)
06/04/16	6.000%	3,488,205	3,409,720

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Consumer Cyclical Services (continued)
Realogy Corp. Delayed Draw Term B Loan (a)(b)
10/10/13	3.272%	$2,000,000	$1,793,760
Sabre, Inc. Term Loan (a)(b)
09/30/14	2.243%	6,945,702	5,812,094
ServiceMaster Co. (The) (a)(b)
Delayed Draw Term Loan
07/24/14	2.740%	179,029	166,889
Term Loan
07/24/14	2.744%	1,797,749	1,675,843
Travelport LLC (a)(b)
Delayed Draw Term Loan
08/21/15	4.746%	3,479,203	3,059,751
Tranche S Term Loan
08/23/15	4.869%	513,013	451,164
West Corp. (a)(b)
Tranche B2 Term Loan
10/24/13	2.692%	257,060	248,225
Tranche B4 Term Loan
07/15/16	4.570%	2,935,630	2,834,116
Tranche B5 Term Loan
07/15/16	4.567%	625,206	603,587
Total			31,417,103

Consumer Products 2.5%
Affinion Group, Inc. Tranche B Term Loan (a)(b)
10/09/16	5.000%	4,925,063	4,470,529
Amscan Holdings, Inc. Term Loan (a)(b)
12/02/17	6.750%	1,361,250	1,329,778
NBTY, Inc. Tranche B1 Term Loan (a)(b)
10/01/17	4.250%	8,242,737	7,971,139
National Bedding Co. LLC Term Loan (a)(b)
11/28/13	3.880%	1,760,820	1,712,397
Prestige Brands, Inc. Term Loan (a)(b)
03/24/16	4.750%	749,878	736,133
Spectrum Brands, Inc. Term Loan (a)(b)
06/17/16	5.001%	3,475,830	3,428,906
Visant Corp. Tranche B Term Loan (a)(b)
12/22/16	5.250%	2,384,488	2,171,219
Total			21,820,101

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Diversified Manufacturing 2.5%
Acosta, Inc. Tranche B Term Loan (a)(b)
03/01/18	4.750%	$4,557,578	$4,341,093
Altegrity, Inc. (a)(b)
Term Loan
02/21/15	2.981%	1,977,188	1,776,167
Tranche D Term Loan
02/21/15	7.750%	627,416	610,683
BakerCorp International, Inc. Term Loan (a)(b)
06/01/18	5.000%	1,925,000	1,848,000
Brand Energy & Infrastructure Services, Inc. (a)(b)
Tranche B 1st Lien Term Loan
02/07/14	2.624%	992,314	906,310
Tranche B2 1st Lien Term Loan
02/07/14	3.617%	1,984,638	1,822,553
N.E.W. Holdings I, LLC Term Loan (a)(b)
03/23/16	6.000%	2,719,708	2,607,520
Pelican Products, Inc. Term Loan (a)(b)
03/07/17	5.000%	694,750	666,960
RGIS Services LLC (a)(b)
Delayed Draw Term Loan
04/30/14	2.869%	68,702	64,236
Tranche B Term Loan
04/30/14	2.869%	1,845,861	1,725,880
Tomkins LLC/Inc. Tranche B1 Term Loan (a)(b)
09/21/16	4.250%	4,887,178	4,786,405
U.S. Security Associates Holdings, Inc. (a)(b)
Tranche B Term Loan
07/28/17	6.000%	690,525	668,083
U.S. Security Associates Holdings, Inc. (a)(b)(d)
Delayed Draw Term Loan
TBD	TBD	134,475	130,105
Total			21,953,995

Electric 1.9%
AES Corp. (The) Term Loan (a)(b)
06/01/18	4.250%	1,990,000	1,943,096
Calpine Corp. (a)(b)
Term Loan
04/01/18	4.500%	7,241,375	6,801,896
Dynegy Midwest Generation LLC Term Loan (a)(b)
08/05/16	9.250%	575,000	556,928
Dynegy Power LLC Term Loan (a)(b)
08/05/16	9.250%	1,075,000	1,054,994

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Electric (continued)
Equipower Resources Holdings LLC Tranche B Term Loan (a)(b)
01/26/18	5.750%	$530,011	$512,785
NRG Energy, Inc. Term Loan (a)(b)
07/01/18	4.000%	5,112,187	4,988,626
Texas Competitive Electric Holdings Co. LLC Term Loan (a)(b)
10/10/17	4.750%	1,815,974	1,208,476
Total			17,066,801
Entertainment 4.4%
AMC Entertainment, Inc. Tranche B2 Term Loan (a)(b)
12/15/16	3.503%	3,945,108	3,743,907
Bombardier Recreational Products, Inc. Term Loan (a)(b)(c)
06/28/13	2.750%	1,991,212	1,875,304
Carmike Cinemas, Inc. Term Loan (a)(b)
01/27/16	5.500%	845,302	823,113
Cedar Fair LP Term Loan (a)(b)
12/15/16	4.445%	3,274,415	3,221,730
Cinedigm Digital Funding I LLC Term Loan (a)(b)
04/29/16	5.250%	1,867,901	1,774,506
Cinemark U.S.A., Inc. Term Loan (a)(b)
04/30/16	3.509%	6,882,237	6,727,387
ClubCorp Club Operations, Inc. Tranche B Term Loan (a)(b)
11/30/16	6.000%	3,061,906	2,924,120
Miramax Film NY LLC lst Lien Term Loan (a)(b)
06/22/16	7.750%	870,000	867,825
Regal Cinemas Corp. Term Loan (a)(b)
08/23/17	3.369%	7,245,250	7,027,892
Seaworld Parks & Entertainment, Inc. Tranche B Term Loan (a)(b)
08/17/17	4.000%	5,576,199	5,406,125
Six Flags Theme Parks, Inc. Tranche B Term Loan (a)(b)
06/30/16	5.250%	3,560,065	3,508,159

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Entertainment (continued)
Town Sports International LLC Term Loan (a)(b)
05/11/18	7.000%	$1,083,500	$1,032,034
Total			38,932,102
Food and Beverage 6.2%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan (a)(b)
12/18/17	5.250%	2,779,000	2,670,619
Aramark Corp. (a)(b)
1st Letter of Credit
01/26/14	0.089%	286,407	276,096
2nd Letter of Credit
07/26/16	0.089%	237,307	229,260
Term Loan
01/26/14	2.244%	3,555,280	3,427,290
Tranche B Term Loan
07/26/16	3.619%	3,608,407	3,486,046
Darling International, Inc. Term Loan (a)(b)
12/17/16	5.375%	200,000	198,000
Dean Foods Co. Tranche B Term Loan (a)(b)
04/02/14	1.870%	3,780,746	3,553,901
Del Monte Foods Co. Term Loan (a)(b)
03/08/18	4.500%	8,678,250	8,049,077
Dole Food Co., Inc. Tranche B2 Term Loan (a)(b)
07/08/18	5.045%	1,091,016	1,072,610
Dunkin’ Brands, Inc. Tranche B2 Term Loan (a)(b)
11/23/17	4.000%	6,678,067	6,453,350
Earthbound Holdings III LLC Term Loan (a)(b)
12/21/16	4.297%	669,937	650,261
JBS U.S.A. LLC Term Loan (a)(b)
05/25/18	4.250%	6,109,687	5,880,574
Michael Foods Group, Inc. Tranche B Term Loan (a)(b)
02/25/18	4.250%	1,994,987	1,925,163
Pierre Foods, Inc. 1st Lien Term Loan (a)(b)
09/30/16	7.000%	2,060,478	2,007,029
Pinnacle Foods Finance LLC (a)(b)
Term Loan
04/02/14	2.722%	4,340,873	4,107,551
Tranche D Term Loan
04/02/14	6.000%	707,586	701,982

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage (continued)
Sagittarius Restaurants LLC Term Loan (a)(b)
05/18/15	7.515%	$417,656	$405,127
Solvest, Ltd. Tranche C2 Term Loan (a)(b)(c)
07/08/18	5.058%	2,026,172	1,991,990
U.S. Foodservice, Inc. Term Loan (a)(b)
07/03/14	2.738%	2,479,301	2,257,726
WM. Bolthouse Farms, Inc. 1st Lien Term Loan (a)(b)
02/11/16	5.503%	4,465,529	4,380,684
Windsor Quality Food Co., Ltd. Tranche B Term Loan (a)(b)
02/16/17	5.000%	1,934,000	1,863,892
Total			55,588,228
Gaming 1.2%
Ameristar Casinos, Inc. Tranche B Term Loan (a)(b)
04/16/18	4.000%	1,144,250	1,104,087
Caesars Entertainment Operating Co., Inc. (a)(b)
Tranche B1 Term Loan
01/28/15	3.253%	2,000,000	1,663,920
Tranche B3 Term Loan
01/28/15	3.254%	3,955,033	3,290,429
Isle of Capri Casinos, Inc. Term Loan (a)(b)
11/01/13	4.750%	1,019,875	996,663
Las Vegas Sands LLC (a)(b)
Tranche B Term Loan
05/23/14	1.740%	1,649,926	1,572,182
Tranche I Delayed Draw Term Loan
05/23/14	1.740%	329,985	314,436
VML U.S. Finance LLC (a)(b)
Term Loan
05/28/13	4.740%	486,435	482,514
Tranche B Delayed Draw Term Loan
05/25/12	4.740%	555,067	550,592
Tranche B Term Loan
05/27/13	4.740%	905,753	898,453
Total			10,873,276
Gas Distributors 0.5%
Obsidian Natural Gas Trust Term Loan (a)(b)
11/02/15	7.000%	4,621,518	4,621,518

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care 12.7%
1-800 Contacts, Inc. Term Loan (a)(b)
03/04/15	7.700%	$1,349,390	$1,315,655
Alere, Inc. Tranche B Term Loan (a)(b)
06/30/17	4.500%	2,700,000	2,607,201
Alliance HealthCare Services, Inc. Term Loan (a)(b)
06/01/16	7.250%	1,856,304	1,669,356
Bausch & Lomb, Inc. (a)(b)
Delayed Draw Term Loan
04/24/15	3.489%	790,632	760,493
Term Loan
04/24/15	3.590%	3,243,977	3,120,317
Biomet, Inc. Term Loan (a)(b)
03/25/15	3.314%	7,876,923	7,507,259
Bright Horizons Family Solutions, Inc. Tranche B Term Loan (a)(b)
05/28/15	4.240%	1,967,255	1,904,952
CRC Health Corp. Tranche B2 Term Loan (a)(b)
11/16/15	4.869%	2,489,846	2,253,311
Community Health Systems, Inc. (a)(b)
Delayed Draw Term Loan
07/25/14	2.569%	372,826	348,033
Term Loan
07/25/14	2.569%	7,217,012	6,737,081
01/25/17	3.819%	2,911,792	2,642,451
ConvaTec, Inc. Term Loan (a)(b)
12/22/16	5.750%	1,612,813	1,536,204
DJO Finance LLC Term Loan (a)(b)
05/20/14	3.239%	2,703,844	2,547,535
DaVita, Inc. Tranche B Term Loan (a)(b)
10/20/16	4.500%	2,605,312	2,569,489
Emdeon Business Services LLC 1st Lien Term Loan (a)(b)
11/16/13	2.240%	4,917,271	4,871,196
Emergency Medical Services Corp. Term Loan (a)(b)(d)
TBD	TBD	1,000,000	949,720
Fresenius SE (a)(b)
Tranche D1 Term Loan
09/10/14	3.500%	2,313,084	2,271,772
Tranche D2 Term Loan
09/10/14	3.500%	1,613,968	1,585,143

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
HCA, Inc. (a)(b)
Tranche A2 Term Loan
05/02/16	2.869%	$975,000	$905,424
Tranche B2 Term Loan
03/31/17	3.619%	6,000,000	5,635,500
Tranche B3 Term Loan
05/01/18	3.619%	4,000,000	3,750,520
Hanger Orthopedic Group, Inc. Tranche C Term Loan (a)(b)
12/01/16	4.000%	1,989,975	1,907,391
Harrington Holdings, Inc. Term Loan (a)(b)
10/01/16	6.750%	880,654	839,263
Health Management Associates, Inc. Tranche B Term Loan (a)(b)
02/28/14	2.119%	7,865,414	7,385,859
IMS Health, Inc. Tranche B Term Loan (a)(b)
08/26/17	4.500%	4,973,605	4,869,457
Immucor, Inc. Tranche B Term Loan (a)(b)
08/19/18	7.250%	825,000	811,594
Inventiv Health, Inc. (a)(b)
Term Loan
08/04/16	6.500%	2,755,184	2,620,869
Tranche B3 Term Loan
05/15/18	6.750%	1,446,375	1,380,088
Kindred HealthCare, Inc. Term Loan (a)(b)
06/01/18	5.250%	2,019,938	1,867,715
MedAssets, Inc. Term Loan (a)(b)
11/16/16	5.250%	2,581,372	2,520,064
MedPace IntermediateCo, Inc. Trance B Term Loan (a)(b)
06/19/17	6.501%	997,500	947,625
MultiPlan, Inc. Tranche B Term Loan (a)(b)
08/26/17	4.750%	6,062,500	5,724,031
Onex Carestream Finance LP Term Loan (a)(b)
02/25/17	5.000%	1,517,301	1,269,056
Prime Healthcare Services, Inc. Tranche B Term Loan (a)(b)
04/28/15	7.250%	1,974,950	1,876,202
Quintiles Transnational Corp. Tranche B Term Loan (a)(b)
05/25/18	4.000%	5,810,437	5,452,108
Radnet Management, Inc. Tranche B Term Loan (a)(b)
04/06/16	5.750%	1,977,443	1,887,232

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
Renal Advantage Holdings, Inc. Tranche B Term Loan (a)(b)
12/17/16	5.750%	$1,662,438	$1,651,349
Res-Care, Inc. Tranche B Term Loan (a)(b)
12/22/16	7.250%	2,584,977	2,481,578
Select Medical Corp. Tranche B Term Loan (a)(b)
06/01/18	5.500%	3,291,750	2,979,034
Universal Health Services, Inc. Tranche B Term Loan (a)(b)
11/15/16	4.000%	2,729,177	2,642,416
Vanguard Health Holding Co. II LLC Term Loan (a)(b)
01/29/16	5.000%	4,947,749	4,804,265
Total			113,405,808
Independent Energy 0.4%
MEG Energy Corp. Term Loan (a)(b)(c)
03/18/18	4.000%	3,825,000	3,741,003
Integrated Energy 0.3%
Gibson Energy ULC Term Loan (a)(b)(c)
06/15/18	5.750%	2,344,125	2,291,382
Life Insurance 0.6%
Alliant Holdings I, Inc. (a)(b)
Term Loan
08/21/14	3.369%	2,824,646	2,655,167
Tranche D Term Loan
08/21/14	6.750%	974,456	961,058
CNO Financial Group, Inc. Tranche B1 Term Loan (a)(b)
09/30/16	6.250%	1,705,715	1,686,952
Total			5,303,177
Media Cable 5.7%
Atlantic Broadband Finance LLC Tranche B Term Loan (a)(b)
03/08/16	4.000%	1,142,399	1,082,423
Bresnan Broadband Holdings LLC Tranche B Term Loan (a)(b)
12/14/17	4.500%	2,133,875	2,053,855
CSC Holdings LLC (a)(b)
Tranche B2 Term Loan
03/29/16	3.485%	1,728,722	1,678,295

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Cable (continued)
Tranche B3 Term Loan
03/29/16	3.235%	$5,919,900	$5,727,503
Cequel Communications LLC Term Loan (a)(b)
11/05/13	2.224%	7,922,239	7,603,131
Charter Communications Operating LLC (a)(b)
Tranche B1 Term Loan
03/06/14	2.240%	41,129	40,525
Tranche C Term Loan
09/06/16	3.620%	9,375,772	9,047,620
Crown Media Holdings, Inc. Tranche B Term Loan (a)(b)
07/14/18	5.750%	573,563	556,356
DG FastChannel, Inc. Term Loan (a)(b)
07/26/18	5.750%	1,845,375	1,817,694
Insight Midwest Holdings LLC Tranche B Term Loan (a)(b)
04/07/14	1.981%	2,696,296	2,640,699
MCC Iowa LLC Tranche F Term Loan (a)(b)
10/23/17	4.500%	2,962,500	2,841,541
Mediacom Illinois LLC Tranche E Term Loan (a)(b)
10/23/17	4.500%	4,939,975	4,692,976
Midcontinent Communications Tranche B Term Loan (a)(b)
12/31/16	5.250%	990,000	957,211
TWCC Holding Corp. Term Loan (a)(b)
02/11/17	4.250%	5,890,400	5,805,755
UPC Financing Partnership (a)(b)
Tranche T Term Loan
12/30/16	3.722%	1,578,393	1,504,209
Tranche X Term Loan
12/31/17	3.722%	2,500,000	2,381,250
Total			50,431,043
Media Non-Cable 5.8%
AMC Networks, Inc. Tranche B Term Loan (a)(b)
12/31/18	4.000%	1,550,000	1,503,500
Catalina Marketing Corp. Term Loan (a)(b)
10/01/14	2.989%	989,098	930,375
Cengage Learning Acquisitions, Inc. Term Loan (a)(b)
07/03/14	2.490%	2,966,554	2,310,204

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Non-Cable (continued)
Cumulus Media Holdings, Inc. 1st Lien Term Loan (a)(b)
09/16/18	5.750%	$6,775,000	$6,370,600
Deluxe Entertainment Services Group, Inc. (a)(b)
Tranche A Credit Linked Deposit
05/13/13	6.250%	124,267	121,781
Tranche B Term Loan
05/13/13	6.250%	1,764,588	1,729,296
FoxCo Acquisition Sub. LLC Term Loan (a)(b)
07/14/15	4.750%	1,949,845	1,852,353
Getty Images, Inc. Term Loan (a)(b)
11/07/16	5.250%	4,658,273	4,614,625
Intelsat Jackson Holdings S.A. Tranche B Term Loan (a)(b)(c)
04/02/18	5.250%	7,980,000	7,600,950
Lodgenet Interactive Corp. Term Loan (a)(b)
04/04/14	6.500%	1,575,973	1,381,341
National CineMedia LLC Term Loan (a)(b)
02/13/15	1.840%	3,034,483	2,913,103
Nelson Education Ltd. 1st Lien Term Loan (a)(b)(c)
07/04/14	2.911%	1,454,765	1,154,109
Nielsen Finance LLC (a)(b)
Tranche A Term Loan
08/09/13	2.226%	4,567,645	4,419,196
Tranche B Term Loan
05/02/16	3.976%	1,974,981	1,900,920
Tranche C Term Loan
05/02/16	3.476%	2,483,656	2,381,205
Raycom TV Broadcasting LLC Tranche B Term Loan (a)(b)
05/31/17	4.500%	972,562	911,777
Univision Communications, Inc. (a)(b)
1st Lien Term Loan
03/31/17	4.489%	5,838,989	4,899,905
Term Loan
09/29/14	2.239%	874,148	793,289
Zuffa LLC Term Loan (a)(b)
06/19/15	2.250%	3,768,768	3,542,642
Total			51,331,171
Metals 1.8%
Fairmount Minerals, Ltd. Tranche B Term Loan (a)(b)
03/15/17	5.250%	7,645,750	7,511,950

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Metals (continued)
JMC Steel Group, Inc. Term Loan (a)(b)
04/01/17	4.750%	$2,238,750	$2,168,789
Noranda Aluminum Acquisition Corp. Tranche B Term Loan (a)(b)
05/18/14	1.989%	389,946	375,323
Novelis, Inc. Term Loan (a)(b)(c)
03/10/17	3.750%	1,989,975	1,932,763
Walter Energy, Inc. Tranche B Term Loan (a)(b)
04/02/18	4.000%	4,413,938	4,253,932
Total			16,242,757
Non-Captive Diversified 0.2%
International Lease Finance Corp. (a)(b)
Tranche 1 Term Loan
03/17/15	5.050%	2,000,000	1,989,000
Tranche 2 Term Loan
03/17/16	7.000%	115,385	114,904
Total			2,103,904
Oil Field Services 0.3%
Frac Tech Services Term Loan (a)(b)
05/06/16	6.250%	2,820,544	2,758,351
Other Financial Institutions 1.2%
Asset Acceptance Capital Corp. Tranche B Term Loan (a)(b)
06/12/13	3.741%	3,538,725	3,406,023
Citco III Ltd. Term Loan (a)(b)(c)
06/29/18	6.250%	1,820,437	1,720,313
HarbourVest Partners LP Term Loan (a)(b)
12/19/16	6.250%	1,058,601	1,048,015
MIP Delaware LLC Term Loan (a)(b)
07/12/18	5.500%	1,428,239	1,388,962
Mercury Payment Systems LLC Term Loan (a)(b)
07/01/17	6.500%	748,125	740,644
Vantiv LLC Tranche B1 1st Lien Term Loan (a)(b)
11/03/16	4.500%	2,162,135	2,087,995
Total			10,391,952

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Industry 3.3%
Allied Security Holdings LLC 1st Lien Term Loan (a)(b)
02/03/17	5.000%	$1,567,125	$1,535,782
Aquilex Holdings LLC Term Loan (a)(b)
04/01/16	6.000%	876,892	768,596
Ascend Learning LLC 1st Lien Term Loan (a)(b)
12/06/16	7.008%	994,989	950,841
BarBri, Inc. Term Loan (a)(b)
06/19/17	6.000%	825,000	805,926
Diversey, Inc. Tranche B Term Loan (a)(b)
11/24/15	4.000%	5,253,991	5,240,856
Education Management LLC Tranche C Term Loan (a)(b)
06/03/13	2.125%	3,659,084	3,388,312
Laureate Education, Inc. Term Loan (a)(b)
06/15/18	5.250%	3,708,354	3,302,771
Meritas Schools Holdings LLC 1st Lien Term Loan (a)(b)
07/29/17	7.500%	926,250	879,938
RE/MAX International LLC Term Loan (a)(b)
04/16/16	5.500%	1,239,749	1,208,755
Rexnord LLC/RBS Global, Inc. (a)(b)
Tranche B1 Term Loan
07/19/13	2.791%	6,355,415	6,117,087
Tranche B2 Term Loan
07/19/13	2.500%	805,957	773,219
SRAM LLC 1st Lien Term Loan (a)(b)
06/07/18	4.755%	1,457,934	1,399,617
Sensus U.S.A., Inc. 1st Lien Term Loan (a)(b)
05/09/17	4.752%	721,375	691,438
SymphonyIRI Group/Holdings, Inc. Term Loan (a)(b)
12/01/17	5.000%	1,496,250	1,450,121
TriMas Co. LLC Tranche B Term Loan (a)(b)
06/21/17	4.250%	1,197,000	1,145,134
Total			29,658,393

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Utility 0.2%
BRSP LLC Term Loan (a)(b)
06/24/14	7.500%	$1,492,242	$1,462,397
Packaging 2.6%
BWay Holding Co. Tranche B Term Loan (a)(b)
02/23/18	4.500%	3,004,529	2,864,818
Berry Plastics Holding Corp. Tranche C Term Loan (a)(b)
04/03/15	2.229%	3,157,158	2,866,005
Consolidated Container Co. LLC 1st Lien Term Loan (a)(b)
03/28/14	2.500%	982,911	909,193
Graphic Packaging International, Inc. Term Loan (a)(b)
05/16/14	2.993%	5,180,448	5,073,627
ICL Industrial Containers ULC Tranche C Term Loan (a)(b)(c)
02/23/18	4.500%	266,751	254,347
Reynolds Group Holdings, Inc. (a)(b)
Tranche B Term Loan
02/09/18	6.500%	6,890,375	6,674,293
Tranche C Delayed Draw Term Loan
08/09/18	6.500%	3,225,000	3,124,670
Sealed Air Corp. Tranche B Term Loan (a)(b)(d)
TBD	TBD	750,000	749,580
Tricorbraun, Inc. Tranche B Term Loan (a)(b)
07/31/13	2.472%	216,227	196,903
Total			22,713,436
Pharmaceuticals 2.0%
Axcan Intermediate Holdings, Inc. Term Loan (a)(b)
02/10/17	5.500%	995,000	879,083
Capsugel Holdings U.S., Inc. Term Loan (a)(b)
08/01/18	5.250%	1,475,000	1,447,875
Catalent Pharma Solutions, Inc. Term Loan (a)(b)
04/10/14	2.489%	1,979,328	1,828,761
Endo Pharmaceuticals Holdings, Inc. Tranche B Term Loan (a)(b)
06/17/18	4.000%	1,367,893	1,360,561
Grifols, Inc. Tranche B Term Loan (a)(b)
06/01/17	6.000%	6,309,188	6,181,868

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Pharmaceuticals (continued)
VWR Funding, Inc. Term Loan (a)(b)
06/30/14	2.739%	$1,994,380	$1,858,523
Warner Chilcott Co., LLC Tranche A Term Loan (a)(b)
03/17/16	3.750%	1,426,000	1,380,054
Warner Chilcott Corp. (a)(b)
Tranche B1 Term Loan
03/15/18	4.250%	1,364,571	1,325,476
Tranche B2 Term Loan
03/15/18	4.250%	682,286	662,738
Tranche B3 Term Loan
03/15/18	4.250%	938,143	911,265
Total			17,836,204
Property & Casualty 1.3%
Asurion LLC 1st Lien Term Loan (a)(b)
05/24/18	5.500%	5,387,500	5,070,446
HUB International Ltd. (a)(b)
Delayed Draw Term Loan
06/13/14	2.869%	180,704	166,022
Term Loan
06/13/14	2.869%	803,882	738,566
06/13/14	6.750%	2,954,774	2,893,846
USI Holdings Corp. (a)(b)
Tranche B Term Loan
05/05/14	2.740%	494,832	449,471
Tranche C Term Loan
05/05/14	7.000%	1,969,849	1,877,916
Total			11,196,267
Refining 0.3%
CITGO Petroleum Corp. (a)(b)
Tranche B Term Loan
06/24/15	8.000%	366,071	367,169
Tranche C Term Loan
06/24/17	9.000%	2,271,250	2,305,319
Total			2,672,488
REITs 0.1%
CB Richard Ellis Services, Inc. (a)(b)
Tranche C Term Loan
03/04/18	3.489%	718,200	683,640
Tranche D Term Loan
09/04/19	3.726%	678,300	646,081
Total			1,329,721

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Restaurants 2.0%
Burger King Corp. Tranche B Term Loan (a)(b)
10/19/16	4.500%	$6,900,362	$6,647,671
Dave & Busters, Inc. Term Loan (a)(b)
06/01/16	5.500%	1,975,000	1,910,812
DineEquity, Inc. Tranche B1 Term Loan (a)(b)
10/19/17	4.250%	2,571,968	2,484,881
OSI Restaurant Partners LLC (a)(b)
Term Loan
06/14/13	0.340%	685,117	635,960
06/14/14	2.563%	7,023,651	6,519,704
Total			18,199,028
Retailers 5.6%
Dollar General Corp. Tranche B2 Term Loan (a)(b)
07/07/14	2.982%	1,000,000	988,380
FTD Group, Inc. Term Loan (a)(b)
06/11/18	4.750%	1,471,312	1,434,530
General Nutrition Centers, Inc. Tranche B Term Loan (a)(b)
03/02/18	4.250%	6,500,000	6,309,615
Harbor Freight Tools U.S.A., Inc./Central Purchasing LLC Tranche B Term Loan (a)(b)
12/22/17	6.500%	2,741,250	2,700,131
J. Crew Group, Inc. Term Loan (a)(b)
03/07/18	4.750%	4,987,500	4,421,419
JRD Holdings, Inc. Term Loan (a)(b)
07/02/14	2.497%	4,407,886	4,264,629
Jo-Ann Stores, Inc. Term Loan (a)(b)
03/16/18	4.750%	2,443,875	2,259,558
Michaels Stores, Inc. Tranche B1 Term Loan (a)(b)
10/31/13	2.552%	3,729,567	3,559,238
Neiman Marcus Group, Inc. (The) Term Loan (a)(b)
05/16/18	4.750%	3,350,000	3,091,313
PetCo Animal Supplies, Inc. Term Loan (a)(b)
11/24/17	4.500%	5,578,750	5,267,735
Rite Aid Corp. (a)(b)
Tranche 2 Term Loan
06/04/14	1.983%	4,843,407	4,464,604

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
Tranche 5 Term Loan
03/03/18	4.500%	$3,113,918	$2,868,697
Savers, Inc. Term Loan (a)(b)
03/04/17	4.250%	3,487,487	3,423,562
Travelport LLC (a)(b)
Synthetic Letter of Credit
08/23/13	2.869%	153,677	139,022
Tranche B Term Loan
08/23/13	2.746%	595,025	538,283
08/21/15	4.746%	1,735,688	1,526,434
Yankee Candle Co., Inc. Term Loan (a)(b)
02/06/14	2.240%	2,706,802	2,597,311
Total			49,854,461
Supermarkets 1.1%
Roundy’s Supermartkets, Inc. Tranche B Term Loan (a)(b)
11/03/13	3.732%	4,560,727	4,403,382
Supervalu, Inc. Tranche B3 Term Loan (a)(b)
04/30/18	4.500%	5,497,375	5,058,300
Total			9,461,682
Technology 11.1%
Aeroflex, Inc. Tranche B Term Loan (a)(b)
05/09/18	4.250%	1,745,625	1,679,082
Applied Systems, Inc. 1st Lien Term Loan (a)(b)
12/08/16	5.500%	1,786,500	1,741,837
Aspect Software, Inc. Tranche B Term Loan (a)(b)
05/07/16	6.250%	4,947,418	4,870,139
CCC Information Services Group, Inc. Term Loan (a)(b)
11/11/15	5.500%	1,343,250	1,312,355
CommScope, Inc. Term Loan (a)(b)
01/14/18	5.000%	6,101,856	5,976,036
Dealer Computer Services, Inc. Tranche B Term Loan (a)(b)
04/02/18	3.274%	2,643,375	2,583,899
Edwards (Cayman Islands II) Ltd. 1st Lien Term Loan (a)(b)(c)
05/31/16	5.500%	1,240,625	1,142,405
Fidelity National Information Services, Inc. Tranche B Term Loan (a)(b)
07/18/16	5.250%	2,178,000	2,170,747

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
First Data Corp. (a)(b)
Term Loan
03/26/18	4.235%	$1,641,285	$1,326,027
Tranche B1 Term Loan
09/24/14	2.985%	1,000,000	866,880
Tranche B2 Term Loan
09/24/14	2.985%	1,990,617	1,725,626
Freescale Semiconductor, Inc. Term Loan (a)(b)
12/01/16	4.472%	3,935,706	3,594,598
Go Daddy Group (a)(b)(d)
TBD	TBD	1,675,000	1,586,459
Infor Enterprise Solutions Holdings, Inc. (a)(b)
1st Lien Delayed Draw Term Loan
07/28/15	5.990%	1,710,526	1,563,301
1st Lien Term Loan
07/28/15	5.990%	3,220,773	2,943,561
Interactive Data Corp. Tranche B Term Loan (a)(b)
02/11/18	4.500%	1,990,000	1,902,102
MSCI, Inc. Tranche B1 Term Loan (a)(b)
03/14/17	3.750%	3,761,679	3,731,586
Microsemi Corp. Term Loan (a)(b)
11/02/17	4.000%	1,736,875	1,721,677
NDS Finance Ltd. Tranche B Term Loan (a)(b)(c)
03/12/18	4.000%	1,442,750	1,369,415
NXP BV/Funding LLC Term Loan (a)(b)(c)
03/03/17	4.500%	4,328,250	4,046,914
Network Solutions LLC 1st Lien Term Loan (a)(b)
03/07/14	2.490%	744,090	732,929
Novell, Inc. 1st Lien Term Loan (a)(b)
04/27/17	6.500%	3,440,000	3,302,400
Orbitz Worldwide, Inc. Term Loan (a)(b)
07/25/14	3.266%	1,919,483	1,631,561
Quantum Corp. Term Loan (a)(b)
07/11/14	3.739%	330,833	322,837
SS&C Technologies/Sunshine Acquisition II, Inc. Term Loan (a)(b)
11/23/12	2.240%	919,221	900,837
SSI Investments II Ltd. Term Loan (a)(b)(c)
05/26/17	6.500%	489,194	480,633

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Sensata Technology BV/Finance Co. LLC Term Loan (a)(b)
05/12/18	4.000%	$4,862,813	$4,719,992
Serena Software, Inc. Term Loan (a)(b)
03/10/16	4.336%	2,200,000	2,007,500
Shield Finance Co. SARL Tranche B Term Loan (a)(b)(c)
06/15/16	7.752%	770,000	746,900
Ship Luxco 3 SARL Tranche B2A Term Loan (a)(b)(c)
11/30/17	5.250%	4,000,000	3,832,840
Sitel LLC Tranche A Term Loan (a)(b)
01/30/17	6.996%	2,377,759	2,288,593
Softlayer Technologies, Inc. Tranche B Term Loan (a)(b)
11/09/16	7.250%	570,688	560,700
Spansion LLC Term Loan (a)(b)
02/09/15	4.750%	2,102,593	2,036,004
SunGard Data Systems, Inc. (a)(b)
Tranche A Term Loan
02/28/14	1.977%	489,000	470,662
Tranche B Term Loan
02/28/14	3.726%	750,000	731,250
02/28/16	3.892%	9,250,560	8,897,929
Sunquest Information Systems, Inc. 1st Lien Term Loan (a)(b)
12/16/16	6.250%	723,188	707,820
Syniverse Holdings, Inc. Term Loan (a)(b)
12/21/17	5.250%	1,992,494	1,957,625
Trans Union LLC Term Loan (a)(b)
02/10/18	4.750%	4,975,000	4,844,406
TriZetto Group, Inc. Term Loan (a)(b)
05/02/18	4.750%	3,591,000	3,445,134
VeriFone, Inc. Tranche B Term Loan (a)(b)
10/31/13	2.990%	2,759,756	2,745,958
Vertafore, Inc. 1st Lien Term Loan (a)(b)
07/29/16	5.250%	1,811,340	1,740,028
iPayment, Inc. Term Loan (a)(b)
05/08/17	5.750%	2,027,916	1,967,079
Total			98,926,263

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Textile 0.2%
PVH Tranche B Term Loan (a)(b)
05/06/16	3.500%	$1,491,357	$1,480,395
Warnaco Group, Inc. (The) Tranche B Term Loan (a)(b)
06/17/18	3.750%	573,562	559,224
Total			2,039,619
Transportation Services 0.5%
Evergreen International Aviation, Inc. 1st Lien Term Loan (a)(b)
06/30/15	11.500%	1,000,000	950,000
Hertz Corp. (The) Tranche B Term Loan (a)(b)
03/11/18	3.750%	3,706,375	3,512,717
Total			4,462,717
Wireless 1.3%
MetroPCS Wireless, Inc. Tranche B3 Term Loan (a)(b)
03/17/18	4.012%	6,536,687	6,252,342
SBA Senior Finance II LLC Term Loan (a)(b)
06/30/18	3.750%	1,072,313	1,046,845
Telesat Canada (a)(b)(c)
Tranche I Term Loan
10/31/14	3.240%	3,627,079	3,512,971

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Wireless (continued)
Tranche II Term Loan
10/31/14	3.240%	$311,564	$301,762
Towerco Finance LLC Term Loan (a)(b)
02/02/17	5.250%	671,625	653,155
Total			11,767,075
Wirelines 0.6%
Alaska Communications Systems Holdings, Inc. Term Loan (a)(b)
10/21/16	5.500%	1,563,188	1,497,534
Windstream Corp. Tranche B2 Term Loan (a)(b)
12/17/15	3.041%	3,939,698	3,855,980
Total			5,353,514
Total Senior Loans (Cost: $892,121,319)			$863,852,589

		Shares	Value

Money Market Fund 2.7%
Columbia Short-Term Cash Fund, 0.125% (e)(f)		23,611,272	$23,611,272
Total Money Market Fund (Cost: $23,611,272)			$23,611,272
Total Investments
(Cost: $915,732,591) (g)			$887,463,861(h)
Other Assets & Liabilities, Net			2,827,980
Net Assets			$890,291,841

Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.
(b)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(c)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $43,811,248 or 4.92% of net assets.
(d)

Represents a senior loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(e)	The rate shown is the seven-day current annualized yield at September 30, 2011.

(f)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$56,641,419	$297,111,975	$(330,142,122)	$—	$23,611,272	$81,054	$23,611,272

(g)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $915,733,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$801,000
Unrealized Depreciation	(29,070,000)
Net Unrealized Depreciation	$(28,269,000)

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                 Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Senior Loans
Aerospace & Defense	$—	$14,481,050	$579,049	$15,060,099
Automotive	—	32,183,674	2,947,744	35,131,418
Brokerage	—	11,382,610	1,093,022	12,475,632
Chemicals	—	45,953,728	1,787,287	47,741,015
Consumer Products	—	21,083,968	736,133	21,820,101
Diversified Manufacturing	—	20,163,878	1,790,117	21,953,995
Food and Beverage	—	55,183,101	405,127	55,588,228
Gas Distributors	—	—	4,621,518	4,621,518
Health Care	—	108,328,670	5,077,138	113,405,808
Life Insurance	—	2,648,010	2,655,167	5,303,177
Media Cable	—	49,874,687	556,356	50,431,043
Media Non-Cable	—	49,480,094	1,851,077	51,331,171
Other Financial Institutions	—	7,214,331	3,177,621	10,391,952
Other Industry	—	18,580,836	11,077,557	29,658,393
Property & Casualty	—	9,318,351	1,877,916	11,196,267
Retailers	—	48,419,931	1,434,530	49,854,461
Technology		77,710,147	21,216,116	98,926,263
All Other Industries	—	228,962,048	—	228,962,048
Total Senior Loans	—	800,969,114	62,883,475	863,852,589
Other
Affiliated Money Market Fund(c)	23,611,272	—	—	23,611,272
Total Other	23,611,272	—	—	23,611,272
Total	$23,611,272	$800,969,114	$62,883,475	$887,463,861

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Senior Loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Senior Loans

Balance as of December 31, 2010	$35,790,318
Accrued discounts/premiums	166,432
Realized gain (loss)	2,401,157
Change in unrealized appreciation (depreciation)*	(1,579,181)
Sales	(10,928,819)
Purchases	26,014,754
Transfers into Level 3	25,633,252
Transfers out of Level 3	(14,614,438)
Balance as of October 31, 2011	$62,883,475

*Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2011 was $(1,610,122).

Financial Assets were transferred from Level 3 to Level 2 due to management’s determination that there was sufficient, reliable and observable market data to value these assets as period end and utilize a price provided by an approved vendor.

Financial Assets were transferred from Level 2 to Level 3 due to the utilization of single market quotations from broker dealers. As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Goldman Sachs Mid Cap Value Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.4%
CONSUMER DISCRETIONARY 11.3%
Auto Components 2.7%
Lear Corp.	331,533	$14,222,766
TRW Automotive Holdings Corp. (a)	190,376	6,231,006
Total		20,453,772
Household Durables 1.4%
Newell Rubbermaid, Inc.	467,535	5,549,640
NVR, Inc. (a)	9,204	5,559,032
Total		11,108,672
Internet & Catalog Retail 1.7%
Liberty Interactive Corp., Class A (a)	882,933	13,040,920
Media 3.2%
DISH Network Corp., Class A (a)	228,289	5,720,922
Liberty Global, Inc., Class A (a)	190,917	6,907,377
Scripps Networks Interactive, Inc., Class A	333,585	12,399,355
Total		25,027,654
Specialty Retail 1.3%
PetSmart, Inc.	133,055	5,674,796
Ross Stores, Inc.	50,365	3,963,222
Total		9,638,018
Textiles, Apparel & Luxury Goods 1.0%
PVH Corp.	137,391	8,001,652
TOTAL CONSUMER DISCRETIONARY		87,270,688
CONSUMER STAPLES 6.5%
Beverages 0.8%
Coca-Cola Enterprises, Inc.	252,744	6,288,271
Food Products 4.9%
ConAgra Foods, Inc.	513,516	12,437,358
JM Smucker Co. (The)	244,782	17,842,160
Ralcorp Holdings, Inc. (a)	53,396	4,096,007
Sara Lee Corp.	236,409	3,865,287
Total		38,240,812
Household Products 0.8%
Energizer Holdings, Inc. (a)	88,281	5,865,389
TOTAL CONSUMER STAPLES		50,394,472

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 6.2%
Energy Equipment & Services 1.1%
Cameron International Corp. (a)	194,659	$8,086,135
Oil, Gas & Consumable Fuels 5.1%
Consol Energy, Inc.	90,037	3,054,955
Energen Corp.	123,183	5,036,953
EQT Corp.	218,672	11,668,338
Newfield Exploration Co. (a)	52,749	2,093,608
Pioneer Natural Resources Co.	117,775	7,746,062
Range Resources Corp.	172,061	10,058,686
Total		39,658,602
TOTAL ENERGY		47,744,737
FINANCIALS 31.5%
Capital Markets 2.2%
Invesco Ltd. (b)	396,088	6,143,325
Janus Capital Group, Inc.	500,169	3,001,014
Legg Mason, Inc.	322,273	8,285,639
Total		17,429,978
Commercial Banks 5.1%
CIT Group, Inc. (a)	210,786	6,401,571
Fifth Third Bancorp	857,714	8,662,911
First Republic Bank (a)	156,142	3,616,249
M&T Bank Corp.	90,189	6,304,211
SunTrust Banks, Inc.	512,676	9,202,534
Zions Bancorporation	376,573	5,298,382
Total		39,485,858
Consumer Finance 1.5%
SLM Corp.	932,124	11,604,944
Diversified Financial Services 1.4%
NASDAQ OMX Group, Inc. (The) (a)	458,018	10,598,536
Insurance 10.5%
Everest Re Group Ltd. (b)	191,700	15,217,146
Genworth Financial, Inc., Class A (a)	526,635	3,022,885
Hartford Financial Services Group, Inc.	463,581	7,482,197
Lincoln National Corp.	363,128	5,675,691
Marsh & McLennan Companies, Inc.	193,661	5,139,763
PartnerRe Ltd. (b)	118,335	6,185,371
Principal Financial Group, Inc.	595,820	13,507,239
Unum Group	224,116	4,697,471
WR Berkley Corp.	379,846	11,277,628
XL Group PLC (b)	497,050	9,344,540
Total		81,549,931

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 10.8%
Alexandria Real Estate Equities, Inc.	115,021	$7,061,139
AvalonBay Communities, Inc.	93,254	10,635,619
Camden Property Trust	98,903	5,465,380
Douglas Emmett, Inc.	345,161	5,902,253
Essex Property Trust, Inc.	23,965	2,876,758
Host Hotels & Resorts, Inc.	812,514	8,888,903
Kimco Realty Corp.	500,875	7,528,151
Liberty Property Trust	197,251	5,741,977
MFA Financial, Inc.	992,465	6,967,104
Tanger Factory Outlet Centers	252,668	6,571,895
Taubman Centers, Inc.	119,171	5,995,493
Ventas, Inc.	198,445	9,803,183
Total		83,437,855
TOTAL FINANCIALS		244,107,102
HEALTH CARE 5.4%
Health Care Equipment & Supplies 2.3%
Boston Scientific Corp. (a)	1,994,761	11,789,037
Hologic, Inc. (a)	414,927	6,311,040
Total		18,100,077
Health Care Providers & Services 1.7%
Aetna, Inc.	247,662	9,002,514
Patterson Companies, Inc.	143,301	4,102,708
Total		13,105,222
Life Sciences Tools & Services 0.2%
Life Technologies Corp. (a)	42,263	1,624,167
Pharmaceuticals 1.2%
Warner Chilcott PLC, Class A (a)(b)	617,670	8,832,681
TOTAL HEALTH CARE		41,662,147
INDUSTRIALS 9.2%
Aerospace & Defense 2.6%
BE Aerospace, Inc. (a)	195,419	6,470,323
Spirit Aerosystems Holdings, Inc., Class A (a)	452,758	7,221,490
Textron, Inc.	377,402	6,657,371
Total		20,349,184
Airlines 0.6%
JetBlue Airways Corp. (a)	1,100,586	4,512,402

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products 0.7%
Masco Corp.	799,247	$5,690,639
Commercial Services & Supplies 0.9%
Republic Services, Inc.	237,782	6,672,163
Electrical Equipment 1.0%
Cooper Industries PLC (b)	108,461	5,002,222
GrafTech International Ltd. (a)	226,699	2,879,077
Total		7,881,299
Machinery 2.6%
Eaton Corp.	90,018	3,195,639
Parker Hannifin Corp.	108,854	6,871,953
Pentair, Inc.	316,283	10,124,219
Total		20,191,811
Road & Rail 0.8%
Kansas City Southern (a)	120,934	6,041,863
TOTAL INDUSTRIALS		71,339,361
INFORMATION TECHNOLOGY 8.4%
Communications Equipment 0.4%
Polycom, Inc. (a)	182,724	3,356,640
Computers & Peripherals 0.5%
NetApp, Inc. (a)	110,706	3,757,362
Electronic Equipment, Instruments & Components 1.5%
Amphenol Corp., Class A	286,519	11,681,380
Semiconductors & Semiconductor Equipment 3.1%
Maxim Integrated Products, Inc.	365,219	8,520,559
NVIDIA Corp. (a)	470,721	5,884,012
ON Semiconductor Corp. (a)	333,515	2,391,303
Xilinx, Inc.	278,114	7,631,448
Total		24,427,322
Software 2.9%
Adobe Systems, Inc. (a)	239,607	5,791,301
BMC Software, Inc. (a)	106,729	4,115,470
Electronic Arts, Inc. (a)	277,136	5,667,431
QLIK Technologies, Inc. (a)	147,778	3,200,872

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Quest Software, Inc. (a)	224,525	$3,565,457
Total		22,340,531
TOTAL INFORMATION TECHNOLOGY		65,563,235
MATERIALS 2.6%
Chemicals 2.0%
Celanese Corp., Class A	93,285	3,034,561
Chemtura Corp. (a)	635,732	6,376,392
Cytec Industries, Inc.	166,276	5,842,939
Total		15,253,892
Metals & Mining 0.6%
Allegheny Technologies, Inc.	136,479	5,048,358
TOTAL MATERIALS		20,302,250
TELECOMMUNICATION SERVICES 1.2%
Wireless Telecommunication Services 1.2%
Sprint Nextel Corp. (a)	3,062,475	9,309,924
TOTAL TELECOMMUNICATION SERVICES		9,309,924
UTILITIES 15.1%
Electric Utilities 7.5%
Edison International	197,102	7,539,151
Great Plains Energy, Inc.	182,143	3,515,360
Northeast Utilities	202,277	6,806,621
NV Energy, Inc.	566,632	8,335,157
Pinnacle West Capital Corp.	170,374	7,315,860
PPL Corp.	690,304	19,701,276
Westar Energy, Inc.	172,158	4,548,414
Total		57,761,839
Gas Utilities 0.3%
Questar Corp.	150,186	2,659,794

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Independent Power Producers & Energy Traders 0.5%
AES Corp. (The) (a)	330,271	$3,223,445
GenOn Energy, Inc. (a)	280,457	779,670
Total		4,003,115
Multi-Utilities 6.8%
CMS Energy Corp.	451,042	8,926,121
SCANA Corp.	297,412	12,030,316
Sempra Energy	261,412	13,462,718
Xcel Energy, Inc.	737,193	18,201,295
Total		52,620,450
TOTAL UTILITIES		117,045,198
Total Common Stocks (Cost: $836,977,864)		$754,739,114

Limited Partnerships 0.4%

FINANCIALS 0.4%
Capital Markets 0.4%
Lazard Ltd., Class A (b)(c)	124,198	2,620,578
TOTAL FINANCIALS		2,620,578
Total Limited Partnerships (Cost: $3,959,074)		$2,620,578

	Shares	Value

Money Market Fund 2.9%
Columbia Short-Term Cash Fund, 0.125% (d)(e)	22,841,857	22,841,857
Total Money Market Fund (Cost: $22,841,857)		$22,841,857
Total Investments
(Cost: $863,778,795)		$780,201,549(f)
Other Assets & Liabilities, Net		(5,271,055)
Net Assets		$774,930,494

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $53,345,863 or 6.88% of net assets.
(c)	At September 30, 2011, there was no capital committed to the LLC or LP for future investment.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2011.

(e)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$26,542,170	$195,194,221	$(198,894,534)	$—	$22,841,857	$7,320	$22,841,857

(f)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$87,270,688	$—	$—	$87,270,688
Consumer Staples	50,394,472	—	—	50,394,472
Energy	47,744,737	—	—	47,744,737
Financials	244,107,102	—	—	244,107,102
Health Care	41,662,147	—	—	41,662,147
Industrials	71,339,361	—	—	71,339,361
Information Technology	65,563,235	—	—	65,563,235
Materials	20,302,250	—	—	20,302,250
Telecommunication Services	9,309,924	—	—	9,309,924
Utilities	117,045,198	—	—	117,045,198
Total Equity Securities	754,739,114	—	—	754,739,114

Other
Limited Partnerships	2,620,578	—	—	2,620,578
Affiliated Money Market Fund(c)	22,841,857	—	—	22,841,857
Total Other	25,462,435	—	—	25,462,435
Total	$780,201,549	$—	$—	$780,201,549

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Portfolio of Investments

Variable Portfolio – Invesco International Growth Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 87.6%
AUSTRALIA 5.4%
BHP Billiton Ltd. (a)(b)	771,691	$25,551,043
Brambles Ltd. (b)	2,685,688	16,556,631
CSL Ltd. (a)(b)	424,319	12,046,142
QBE Insurance Group Ltd. (a)(b)	971,156	11,926,027
WorleyParsons Ltd. (b)	896,846	22,377,741
Total		88,457,584

BELGIUM 1.7%
Anheuser-Busch InBev NV (b)	536,481	28,475,954

BRAZIL 2.2%
Banco Bradesco SA, ADR (a)(b)	1,814,617	26,838,185
Petroleo Brasileiro SA, ADR (a)(b)	474,741	9,836,634
Total		36,674,819

CANADA 5.4%
Agrium, Inc. (b)	203,345	13,534,988
Canadian National Railway Co. (b)	199,119	13,306,903
Canadian Natural Resources Ltd. (b)	389,978	11,451,115
Cenovus Energy, Inc. (a)(b)	493,429	15,195,108
Fairfax Financial Holdings Ltd. (b)	38,732	14,850,778
Suncor Energy, Inc. (b)	789,568	20,163,030
Total		88,501,922

CHINA 1.4%
Industrial & Commercial Bank of China, Class H (a)(b)	45,896,000	22,162,734

DENMARK 1.4%
Novo Nordisk A/S, Class B (b)	221,298	22,070,980

FRANCE 6.8%
BNP Paribas SA (b)	324,097	12,776,755
Cap Gemini SA (b)	378,577	12,587,137
Cie Generale des Etablissements Michelin, Class B (b)	155,017	9,271,244
Danone (b)	335,359	20,615,622
Eutelsat Communications SA (b)	291,683	11,717,512
L’Oreal SA (b)	103,562	10,102,754
Lafarge SA (b)	211,088	7,254,895
Publicis Groupe SA (b)	189,635	7,914,694
Schneider Electric SA (b)	187,319	10,024,480
Total SA (b)	222,627	9,822,174
Total		112,087,267

GERMANY 5.2%
Adidas AG (b)	373,527	22,731,346

Issuer	Shares	Value

Common Stocks (continued)
GERMANY (CONTINUED)
Bayer AG, Registered Shares (b)	192,471	$10,621,290
Bayerische Motoren Werke AG (b)	191,080	12,622,981
Fresenius Medical Care AG & Co. KGaA (b)	269,430	18,277,902
SAP AG (b)	398,603	20,281,826
Total		84,535,345

HONG KONG 1.6%
China Mobile Ltd. (b)	1,310,500	12,810,531
Hutchison Whampoa Ltd. (b)	1,906,000	14,105,252
Total		26,915,783

INDIA 0.9%
Infosys Ltd., ADR (a)(b)	297,271	15,181,630

IRELAND 1.0%
Shire PLC (b)	528,985	16,496,185

ISRAEL 1.5%
Teva Pharmaceutical Industries Ltd., ADR (b)	670,860	24,969,409

JAPAN 10.0%
Canon, Inc. (b)	675,900	30,689,947
Denso Corp. (b)	687,700	22,107,580
Fanuc Corp. (b)	103,000	14,187,828
Keyence Corp. (a)(b)	67,000	18,334,830
Komatsu Ltd. (a)(b)	432,200	9,318,259
Nidec Corp. (a)(b)	210,800	16,977,153
Toyota Motor Corp. (b)	644,500	22,092,936
Yamada Denki Co., Ltd. (a)(b)	432,910	30,108,557
Total		163,817,090

MEXICO 3.3%
America Movil SAB de CV, Class L, ADR (a)(b)	967,322	21,358,470
Fomento Economico Mexicano SAB de CV, ADR (a)(b)	296,373	19,210,898
Grupo Televisa SAB, ADR (a)(b)	732,568	13,471,925
Total		54,041,293

NETHERLANDS 4.1%
Koninklijke Ahold NV (b)	1,328,782	15,626,711
Koninklijke KPN NV (b)	246,553	3,247,357
Royal Dutch Shell PLC, Class B (b)	683,743	21,274,486
Unilever NV-CVA (b)	671,864	21,266,764

Issuer	Shares	Value

Common Stocks (continued)
NETHERLANDS (CONTINUED)
VimpelCom Ltd., ADR (a)(b)	558,505	$5,322,553
Total		66,737,871

RUSSIAN FEDERATION 0.9%
Gazprom OAO, ADR (b)	1,471,134	14,082,799

SINGAPORE 2.2%
Keppel Corp., Ltd. (b)	3,083,700	18,083,612
United Overseas Bank Ltd. (b)	1,457,000	18,735,240
Total		36,818,852

SOUTH KOREA 2.9%
Hyundai Mobis (b)	73,502	20,818,444
NHN Corp. (b)(c)	138,790	26,441,801
Total		47,260,245

SWEDEN 3.1%
Kinnevik Investment AB, Class B (b)	423,979	7,845,047
Swedbank AB, Class A (b)	1,151,542	12,714,348
Telefonaktiebolaget LM Ericsson, Class B (b)	1,897,834	18,223,027
Volvo AB B Shares (b)	1,262,163	12,399,221
Total		51,181,643

SWITZERLAND 8.5%
ABB Ltd. (b)(c)	827,125	14,148,700
Informa PLC (b)	2,449,228	12,430,102
Julius Baer Group Ltd. (b)(c)	459,802	15,365,741
Nestlé SA, Registered Shares (b)	468,777	25,807,441
Novartis AG, Registered Shares (b)	543,871	30,381,556
Roche Holding AG, Genusschein Shares (b)	154,445	24,944,741
Syngenta AG (b)(c)	63,790	16,576,982
Total		139,655,263

TAIWAN 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	9,105,000	20,493,188

TURKEY 0.8%
Akbank TAS (b)	3,358,734	13,173,452

UNITED KINGDOM 16.0%
BG Group PLC (b)	1,212,819	23,211,691
British American Tobacco PLC (b)	584,959	24,700,080
Centrica PLC (b)	3,405,990	15,700,297
Compass Group PLC (b)	3,794,659	30,613,832

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Imperial Tobacco Group PLC (b)	950,767	$32,086,109
International Power PLC (b)	2,301,963	10,927,576
Kingfisher PLC (b)	4,072,243	15,637,086
Next PLC (b)	512,674	20,099,287
Reed Elsevier PLC (b)	3,017,633	23,103,043
Smith & Nephew PLC (b)	1,635,415	14,711,207
Tesco PLC (b)	3,614,488	21,172,147
Vodafone Group PLC (b)	6,922,702	17,841,758
WPP PLC (b)	1,348,943	12,494,604
Total		262,298,717

Total Common Stocks (Cost: $1,472,347,092)		$1,436,090,025

Preferred Stocks 0.7%
GERMANY 0.8%
Volkswagen AG (b)	86,701	$11,441,787

Total Preferred Stocks (Cost: $17,329,911)		$11,441,787

	Shares	Value

Money Market Fund 11.9%
Columbia Short-Term Cash Fund, 0.125% (d)(e)	195,752,656	$195,752,656

Total Money Market Fund (Cost: $195,752,656)		$195,752,656

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 5.5%
Asset-Backed Commercial Paper 0.9%
Alpine Securitization
10/12/11	0.200%	4,999,250	$4,999,250
Gemini Securitization Corporation (FKA Twin Towers)
10/06/11	0.300%	2,999,275	2,999,275
Regency Markets No. 1 LLC
10/18/11	0.250%	4,998,889	4,998,889
Scaldis Capital LLC
10/04/11	0.550%	1,999,878	1,999,878
Total			14,997,292

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit 4.2%
Bank of Montreal
11/14/11	0.250%	$5,000,000	$5,000,000
Bank of Nova Scotia
11/28/11	0.300%	3,000,000	3,000,000
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	2,997,121	2,997,121
Credit Industrial et Commercial
11/21/11	0.410%	10,000,000	10,000,000
Deutsche Bank AG
10/19/11	0.290%	4,000,000	4,000,000
Development Bank of Singapore Ltd.
10/21/11	0.270%	2,000,000	2,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/03/11	0.340%	5,000,000	5,000,000
Lloyds Bank PLC
10/14/11	0.346%	7,000,000	7,000,000
National Australia Bank
11/18/11	0.256%	2,499,957	2,499,957
National Bank of Canada
11/18/11	0.270%	7,000,000	7,000,000
Natixis
10/07/11	0.496%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Nordea Bank AB
12/09/11	0.310%	$4,000,000	$4,000,000
Skandinaviska Enskilda Banken
10/11/11	0.250%	2,000,000	2,000,000
Svenska Handelsbanken
03/01/12	0.460%	5,000,000	5,000,000
Union Bank of Switzerland
12/09/11	0.279%	5,000,000	5,000,000
Total			69,497,078

Commercial Paper 0.2%
Westpac Securities NZ Ltd.
03/02/12	0.441%	3,991,102	3,991,102

Repurchase Agreements 0.2%
Royal Bank of Canada dated 09/30/11, matures 10/03/11, repurchase price $2,448,657 (f)
	0.080%	2,448,641	2,448,641

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $90,934,113)			$90,934,113
Total Investments
(Cost: $1,776,363,772) (g)			$1,734,218,581(h)
Other Assets & Liabilities, Net			(94,658,296)
Net Assets			$1,639,560,285

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at September 30, 2011:

Industry	Percentage of Net Assets	Value
Auto Components	3.2%	$52,197,268
Automobiles	3.6	58,556,925
Beverages	2.9	47,686,852
Biotechnology	0.7	12,046,142
Capital Markets	0.9	15,365,741
Chemicals	1.8	30,111,970
Commercial Banks	6.5	106,400,713
Commercial Services & Supplies	1.0	16,556,631
Communications Equipment	1.1	18,223,027
Construction Materials	0.4	7,254,895
Diversified Financial Services	0.5	7,845,048
Diversified Telecommunication Services	0.2	3,247,357
Electrical Equipment	2.5	41,150,333
Electronic Equipment, Instruments & Components	1.1	18,334,830
Energy Equipment & Services	1.4	22,377,741
Food & Staples Retailing	2.3	36,798,858
Food Products	4.1	67,689,827
Health Care Equipment & Supplies	0.9	14,711,207
Health Care Providers & Services	1.1	18,277,901
Hotels, Restaurants & Leisure	1.9	30,613,832
Independent Power Producers & Energy Traders	0.7	10,927,576
Industrial Conglomerates	2.0	32,188,864
Insurance	1.6	26,776,805
Internet Software & Services	1.6	26,441,801
IT Services	1.7	27,768,767
Machinery	1.4	23,506,087
Media	4.9	81,131,880
Metals & Mining	1.6	25,551,043
Multiline Retail	1.2	20,099,287
Multi-Utilities	1.0	15,700,297
Office Electronics	1.9	30,689,947
Oil, Gas & Consumable Fuels	7.6	125,037,038
Personal Products	0.6	10,102,754
Pharmaceuticals	7.9	129,484,162
Road & Rail	0.8	13,306,903
Semiconductors & Semiconductor Equipment	1.3	20,493,188
Software	1.2	20,281,826
Specialty Retail	2.8	45,745,643
Textiles, Apparel & Luxury Goods	1.4	22,731,346
Tobacco	3.5	56,786,190
Wireless Telecommunication Services	3.5	57,333,311
Other(1)	17.5	286,686,768
Total		$1,734,218,581

(1) Cash & Cash Equivalents.

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at September 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Citicorp Investment Bank	Oct. 5, 2011	3,358,236	3,360,322	$2,086	$—
		(USD)	(CAD)

Notes to Portfolio of Investments
(a)	At September 30, 2011, security was partially or fully on loan.
(b)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $1,447,531,812 or 88.29% of net assets.
(c)	Non-income producing.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(e)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$96,250,809	$407,440,174	$(307,938,327)	$—	$195,752,656	$167,122	$195,752,656

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Royal Bank of Canada (0.080%)

Security Description	Value
Fannie Mae Pool	$1,013,283
Freddie Mac Gold Pool	618,844
Freddie Mac Non Gold Pool	151,697
Freddie Mac REMICS	713,789
Total Market Value of Collateral Securities	$2,497,613

(g)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $1,776,364,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$98,225,000
Unrealized Depreciation	(140,370,000)
Net Unrealized Depreciation	$(42,145,000)

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
CAD	Canadian Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating   in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market   transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing   source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs   and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to,   financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$13,471,926	$273,763,247	$—	$287,235,173
Consumer Staples	19,210,898	199,853,582	—	219,064,480
Energy	56,645,887	90,768,893	—	147,414,780
Financials	41,688,963	114,699,344	—	156,388,307
Health Care	24,969,409	149,550,002	—	174,519,411
Industrials	13,306,903	125,801,137	—	139,108,040
Information Technology	15,181,630	147,051,755	—	162,233,385
Materials	13,534,988	49,382,920	—	62,917,908
Telecommunication Services	26,681,022	33,899,646	—	60,580,668
Utilities	—	26,627,873	—	26,627,873
Preferred Stocks
Consumer Discretionary	—	11,441,787	—	11,441,787
Total Equity Securities	224,691,626	1,222,840,186	—	1,447,531,812

Other
Affiliated Money Market Fund(c)	195,752,656	—	—	195,752,656
Investments of Cash Collateral Received for Securities on Loan	—	90,934,113	—	90,934,113
Total Other	195,752,656	90,934,113	—	286,686,769
Investments in Securities	420,444,282	1,313,774,299	—	1,734,218,581
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	2,086	—	2,086
Total	$420,444,282	$1,313,776,385	$—	$1,734,220,667

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Portfolio of Investments

Variable Portfolio – J.P. Morgan Core Bond Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 13.5%

ABS Other 0.1%

Crown Castle Towers LLC
Senior Secured (a)
08/15/35	3.214%	$1,160,000	$1,177,641
Aerospace & Defense 0.1%
American Airlines 2011-1 Class A Pass-Through Trust (b)
07/31/21	5.250%	228,662	203,509
BAE Systems Holdings, Inc. (a)
08/15/15	5.200%	780,000	854,078
Lockheed Martin Corp.
Senior Unsecured (b)
11/15/19	4.250%	300,000	326,182
Total			1,383,769
Airlines 0.1%
American Airlines Pass-Through Trust
Series 2011-2 Class A (c)
10/15/21	8.625%	621,000	616,343
Continental Airlines 2007-1 Class A Pass-Through Trust
04/19/22	5.983%	804,964	808,989
Delta Air Lines 2011-1 Class A Pass-Through Trust (b)
04/15/19	5.300%	130,000	128,700
Total			1,554,032
Automotive 0.1%
Daimler Finance North America LLC
01/15/12	7.300%	405,000	412,015
01/18/31	8.500%	510,000	721,207
PACCAR Financial Corp.
Senior Unsecured
09/29/14	1.550%	700,000	699,752
Total			1,832,974
Banking 4.4%
American Express Co.
Senior Unsecured
03/19/18	7.000%	500,000	591,514
American Express Co. (b)
Senior Unsecured
05/20/14	7.250%	425,000	481,675
American Express Credit Corp.
Senior Unsecured
05/02/13	5.875%	860,000	912,035
08/25/14	5.125%	400,000	432,940
Associates Corp. of North America
Senior Unsecured
11/01/18	6.950%	300,000	332,067
BB&T Corp.
Senior Unsecured
07/27/12	3.850%	1,235,000	1,263,017
04/30/19	6.850%	400,000	494,476
Subordinated Notes

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)
12/23/15	5.200%	$400,000	$429,701
11/01/19	5.250%	800,000	871,954
Bank of America Corp.
Senior Unsecured
05/15/14	7.375%	250,000	257,758
07/01/20	5.625%	2,750,000	2,525,921
Bank of America Corp. (b)
Senior Unsecured
10/14/16	5.625%	500,000	480,496
Bank of New York Mellon Corp. (The)
Senior Unsecured (b)
06/18/15	2.950%	1,520,000	1,578,758
Barclays Bank PLC (a)(b)(d)
09/21/15	2.500%	1,600,000	1,593,752
Barclays Bank PLC (b)(d)
Senior Unsecured
05/22/19	6.750%	1,100,000	1,188,385
Capital One Bank USA NA
Subordinated Notes
07/15/19	8.800%	1,750,000	2,061,701
Capital One Financial Corp.
Senior Unsecured
09/15/17	6.750%	600,000	680,471
Capital One Financial Corp. (b)
Senior Unsecured
07/15/21	4.750%	381,000	381,627
Citigroup, Inc.
Senior Unsecured
05/19/15	4.750%	400,000	409,897
08/15/17	6.000%	540,000	573,067
11/21/17	6.125%	900,000	961,715
12/01/25	7.000%	765,000	827,449
Citigroup, Inc. (b)
Senior Unsecured
12/13/13	6.000%	1,790,000	1,880,161
01/15/15	6.010%	2,990,000	3,177,724
12/15/15	4.587%	583,000	598,602
08/09/20	5.375%	561,000	581,206
Comerica Bank
Subordinated Notes
08/22/17	5.200%	500,000	545,414
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a)(d)
Senior Notes
09/30/10	5.800%	500,000	524,883
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (b)(d)
01/11/21	4.500%	1,800,000	1,946,059
Countrywide Financial Corp.
Subordinated Notes
05/15/16	6.250%	1,520,000	1,341,447
Credit Suisse
Senior Unsecured
08/13/19	5.300%	1,000,000	1,010,295
Credit Suisse (b)
Senior Unsecured
08/05/20	4.375%	451,000	436,422

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)
Deutsche Bank AG
Senior Unsecured (d)
01/11/16	3.250%	$900,000	$882,445
Goldman Sachs Group, Inc. (The)
Senior Unsecured
01/15/15	5.125%	1,000,000	1,032,377
01/18/18	5.950%	1,000,000	1,029,536
02/15/19	7.500%	3,240,000	3,559,931
06/15/20	6.000%	1,606,000	1,652,036
Goldman Sachs Group, Inc. (The) (b)
Senior Unsecured
08/01/15	3.700%	987,000	966,354
02/07/16	3.625%	805,000	783,728
07/27/21	5.250%	1,123,000	1,107,856
HSBC Bank PLC (a)(b)(d)
07/07/14	1.625%	364,000	363,634
Senior Unsecured
01/19/21	4.750%	565,000	584,793
HSBC Bank PLC (a)(d)
Senior Notes
06/28/15	3.500%	1,321,000	1,320,848
08/12/20	4.125%	622,000	614,963
Senior Unsecured
05/24/16	3.100%	245,000	243,573
HSBC Holdings PLC
Senior Unsecured (d)
04/05/21	5.100%	586,000	603,434
KeyBank NA
Subordinated Notes
11/01/17	5.700%	817,000	891,289
Macquarie Group Ltd. (a)
Senior Unsecured
08/01/14	7.300%	923,000	999,400
Macquarie Group Ltd. (a)(b)
Senior Unsecured
01/14/21	6.250%	926,000	874,301
Merrill Lynch & Co., Inc.
Senior Unsecured
09/30/15	5.300%	1,200,000	1,131,750
08/28/17	6.400%	4,249,000	4,119,597
07/15/18	6.500%	1,300,000	1,203,244
Morgan Stanley
Senior Unsecured
01/09/17	5.450%	3,300,000	3,183,107
12/28/17	5.950%	1,200,000	1,163,622
09/23/19	5.625%	130,000	120,498
07/24/20	5.500%	696,000	630,379
Morgan Stanley (b)
Senior Unsecured
07/24/15	4.000%	567,000	534,458
National Australia Bank Ltd.
Senior Unsecured (a)(b)(d)
07/27/16	3.000%	3,250,000	3,275,447
National Bank of Canada (a)(b)(d)
01/30/14	1.650%	1,655,000	1,681,399

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)
Northern Trust Co. (The)
Subordinated Notes
08/15/18	6.500%	$500,000	$592,538
PNC Bank NA
Subordinated Notes
04/01/18	6.875%	1,000,000	1,158,056
PNC Funding Corp.
Bank Guaranteed (b)
05/19/14	3.000%	2,015,000	2,081,459
Royal Bank of Canada
Senior Notes (b)(d)
07/20/16	2.300%	1,215,000	1,228,333
SouthTrust Bank
Subordinated Notes
05/15/25	7.690%	500,000	601,234
Toronto-Dominion Bank (The) (a)(b)(d)
07/29/15	2.200%	2,500,000	2,571,647
U.S. Bancorp
Senior Notes
07/27/15	2.450%	960,000	989,170
Senior Unsecured
05/24/21	4.125%	309,000	331,754
UBS AG
08/04/20	4.875%	305,000	291,593
Senior Unsecured
04/25/18	5.750%	500,000	514,312
UBS AG (b)
01/15/15	3.875%	1,000,000	995,789
Wachovia Bank NA
Subordinated Notes
08/15/15	5.000%	1,000,000	1,065,301
11/15/17	6.000%	5,300,000	5,873,031
Wachovia Corp.
Senior Unsecured
05/01/13	5.500%	1,875,000	1,992,474
02/01/18	5.750%	900,000	1,014,019
Wells Fargo & Co.
Senior Unsecured (b)
04/01/21	4.600%	200,000	213,781
Westpac Banking Corp.
Senior Unsecured (d)
11/19/19	4.875%	750,000	785,658
Total			88,226,737
Brokerage 0.2%
BlackRock, Inc.
Senior Unsecured
09/15/17	6.250%	900,000	1,039,706
Charles Schwab Corp. (The)
Senior Unsecured
06/01/14	4.950%	325,000	355,163

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Brokerage (continued)
Credit Suisse
Subordinated Notes
01/14/20	5.400%	$1,730,000	$1,662,027
Jefferies Group, Inc.
Senior Unsecured
11/09/15	3.875%	375,000	367,025
07/15/19	8.500%	1,265,000	1,406,909
Total			4,830,830
Building Materials —%
CRH America, Inc.
09/30/16	6.000%	229,000	245,264
Chemicals 0.4%
Dow Chemical Co. (The)
Senior Unsecured
05/15/18	5.700%	275,000	305,994
05/15/19	8.550%	709,000	908,201
Dow Chemical Co. (The) (b)
Senior Unsecured
11/15/20	4.250%	350,000	351,880
EI du Pont de Nemours & Co.
Senior Unsecured
07/15/13	5.000%	130,000	139,488
03/15/19	5.750%	250,000	299,467
EI du Pont de Nemours & Co. (b)
Senior Unsecured
12/15/36	5.600%	525,000	640,418
PPG Industries, Inc.
Senior Unsecured
03/15/18	6.650%	875,000	1,076,534
08/15/19	7.400%	278,000	350,548
Potash Corp. of Saskatchewan, Inc. (d)
Senior Unsecured
09/30/15	3.750%	300,000	318,620
05/15/19	6.500%	450,000	550,341
Praxair, Inc.
Senior Unsecured
03/31/14	4.375%	450,000	486,050
03/15/17	5.200%	740,000	859,165
Union Carbide Corp.
Senior Unsecured
06/01/25	7.500%	515,000	608,680
10/01/96	7.750%	545,000	649,344
Total			7,544,730
Construction Machinery 0.1%
Caterpillar, Inc.
Senior Unsecured
12/15/18	7.900%	1,000,000	1,340,375
12/15/38	8.250%	601,000	926,545
Total			2,266,920
Consumer Products —%

Koninklijke Philips Electronics NV (d)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Consumer Products (continued)
Senior Unsecured
03/11/18	5.750%	$148,000	$170,080
06/01/26	7.200%	175,000	222,284
Newell Rubbermaid, Inc.
Senior Unsecured
08/15/20	4.700%	405,000	412,386
Total			804,750

Diversified Manufacturing 0.1%
Eaton Corp.
Senior Unsecured
04/01/24	7.625%	500,000	682,275
Siemens Financieringsmaatschappij NV (a)(d)
08/17/26	6.125%	385,000	472,189
Tyco International Ltd./Finance SA (d)
12/15/19	7.000%	750,000	936,889
United Technologies Corp.
Senior Unsecured
02/01/19	6.125%	965,000	1,183,356
Total			3,274,709
Electric 1.0%
Alabama Power Co.
Senior Unsecured
05/15/38	6.125%	70,000	91,048
American Water Capital Corp.
Senior Unsecured
10/15/17	6.085%	740,000	867,336
10/15/37	6.593%	300,000	354,426
Carolina Power & Light Co.
1st Mortgage
09/15/13	5.125%	461,000	497,954
Centerpoint Energy, Inc.
Senior Unsecured
05/01/18	6.500%	1,065,000	1,252,604
Cleveland Electric Illuminating Co. (The)
1st Mortgage
11/15/18	8.875%	600,000	811,442
Dominion Resources, Inc.
Senior Unsecured
11/30/17	6.000%	500,000	591,447
08/01/41	4.900%	102,000	106,238
Duke Energy Carolinas LLC
01/15/18	5.250%	630,000	740,940
1st Mortgage
06/15/20	4.300%	156,000	173,824
Duke Energy Indiana, Inc.
1st Mortgage
07/15/20	3.750%	772,000	820,781
Exelon Generation Co. LLC
Senior Unsecured
10/01/20	4.000%	750,000	745,631

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)
Indiana Michigan Power Co.
Senior Unsecured
03/15/19	7.000%	$420,000	$518,409
KCP&L Greater Missouri Operations Co.
Senior Unsecured
07/01/12	11.875%	500,000	537,738
Kansas City Power & Light Co.
Senior Unsecured
10/01/41	5.300%	750,000	767,055
National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	550,000	790,274
Nevada Power Co.
08/01/18	6.500%	1,275,000	1,537,106
09/15/40	5.375%	67,000	78,230
Oncor Electric Delivery Co. LLC
Senior Secured
09/01/18	6.800%	813,000	988,636
PSEG Power LLC
12/01/15	5.500%	212,000	234,701
09/15/16	5.320%	800,000	891,913
PSEG Power LLC (b)
09/15/21	4.150%	233,000	233,412
PacifiCorp
1st Mortgage
07/15/18	5.650%	1,500,000	1,805,498
10/15/37	6.250%	200,000	257,702
Potomac Electric Power Co.
1st Mortgage
12/15/38	7.900%	160,000	250,009
Progress Energy, Inc.
Senior Unsecured (b)
01/15/21	4.400%	187,000	200,544
Public Service Co. of Oklahoma
Senior Unsecured (b)
02/01/21	4.400%	231,000	246,874
Public Service Company of Colorado
1st Mortgage (b)
11/15/20	3.200%	240,000	248,125
Public Service Electric & Gas Co.
1st Mortgage
05/01/15	2.700%	400,000	418,083
Southern California Edison Co.
02/01/38	5.950%	210,000	274,214
1st Mortgage
06/01/21	3.875%	225,000	243,366
Southern Power Co.
Senior Unsecured
09/15/41	5.150%	466,000	484,192
Southwestern Public Service Co.
Senior Unsecured
12/01/18	8.750%	804,000	1,094,825

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)
Virginia Electric and Power Co.
Senior Unsecured (b)
11/15/38	8.875%	$205,000	$335,402
Wisconsin Electric Power Co.
Senior Unsecured (b)
09/15/21	2.950%	86,000	85,793
Xcel Energy, Inc.
Senior Unsecured
09/15/41	4.800%	90,000	95,181
Xcel Energy, Inc. (b)
Senior Unsecured
05/15/20	4.700%	98,000	109,548
Total			19,780,501
Entertainment 0.1%
Time Warner Entertainment Co. LP
07/15/33	8.375%	695,000	906,321
Time Warner, Inc.
04/15/31	7.625%	450,000	561,711
05/01/32	7.700%	690,000	875,559
Walt Disney Co. (The)
Senior Unsecured
12/15/17	5.875%	500,000	601,096
Total			2,944,687
Environmental —%
Waste Management, Inc. (b)
06/30/20	4.750%	450,000	489,246
Food and Beverage 0.5%
Anheuser-Busch Companies, Inc.
01/15/31	6.800%	640,000	838,179
Anheuser-Busch InBev Worldwide, Inc. (d)
01/15/19	7.750%	525,000	681,812
01/15/39	8.200%	410,000	619,042
Bunge Ltd. Finance Corp.
06/15/19	8.500%	700,000	872,168
Cargill, Inc. (a)
Senior Unsecured
11/27/17	6.000%	170,000	200,901
03/06/19	7.350%	250,000	319,398
11/01/36	7.250%	300,000	422,843
General Mills, Inc.
Senior Unsecured (b)
02/15/19	5.650%	140,000	165,777
Kraft Foods, Inc.
Senior Unsecured
08/11/17	6.500%	1,675,000	1,984,931
08/23/18	6.125%	400,000	471,536
08/11/37	7.000%	405,000	521,768
02/01/38	6.875%	200,000	252,123

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Food and Beverage (continued)
PepsiCo, Inc.
Senior Unsecured
03/01/14	3.750%	$800,000	$854,246
11/01/18	7.900%	133,000	176,967
PepsiCo, Inc. (b)
Senior Unsecured
08/25/21	3.000%	838,000	846,011
SABMiller PLC
Senior Unsecured (a)(d)
01/15/14	5.700%	960,000	1,042,305
Total			10,270,007
Gas Distributors 0.1%
San Diego Gas & Electric Co.
1st Mortgage
05/15/40	5.350%	21,000	25,804
Sempra Energy
Senior Unsecured
06/15/18	6.150%	370,000	435,822
02/15/19	9.800%	1,092,000	1,528,205
Total			1,989,831
Gas Pipelines 0.2%
Centerpoint Energy Resources Corp.
Senior Unsecured
11/01/17	6.125%	395,000	460,710
Nisource Finance Corp. (b)
01/15/19	6.800%	377,000	439,739
Spectra Energy Capital LLC
10/01/19	8.000%	745,000	936,141
TransCanada PipeLines Ltd. (d)
Senior Unsecured
01/15/19	7.125%	677,000	859,442
10/15/37	6.200%	500,000	618,027
Total			3,314,059
Health Care —%
Medco Health Solutions, Inc.
Senior Unsecured
03/15/18	7.125%	500,000	606,060
Independent Energy 0.2%
Alberta Energy Co., Ltd.
Senior Unsecured (d)
11/01/31	7.375%	695,000	849,255
Apache Corp.
Senior Unsecured
09/15/18	6.900%	750,000	949,974
Devon Energy Corp.
Senior Unsecured
01/15/19	6.300%	400,000	484,890
Occidental Petroleum Corp.
Senior Unsecured
02/15/17	1.750%	244,000	242,166

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)
Talisman Energy, Inc.
Senior Unsecured (d)
06/01/19	7.750%	$795,000	$976,434
Total			3,502,719
Integrated Energy 0.4%
BP Capital Markets PLC (d)
03/10/15	3.875%	1,450,000	1,537,313
ConocoPhillips
Senior Unsecured
07/15/18	6.650%	605,000	744,998
03/30/29	7.000%	475,000	632,209
Shell International Finance BV (b)(d)
03/25/20	4.375%	400,000	449,210
Shell International Finance BV (d)
09/22/19	4.300%	1,000,000	1,123,253
12/15/38	6.375%	480,000	654,066
Suncor Energy, Inc.
Senior Unsecured (d)
06/01/18	6.100%	770,000	897,947
Tosco Corp.
Senior Unsecured
02/15/30	8.125%	775,000	1,107,494
Total Capital SA (d)
03/15/16	2.300%	1,170,000	1,201,037
Total			8,347,527
Life Insurance 0.8%
ASIF Global Financing XIX
Senior Secured (a)
01/17/13	4.900%	1,859,000	1,881,851
Aflac, Inc.
Senior Unsecured
05/15/19	8.500%	250,000	304,312
Aflac, Inc. (b)
Senior Unsecured
08/15/40	6.450%	267,000	265,243
Jackson National Life Global Funding
Senior Secured (a)
05/08/13	5.375%	1,425,000	1,505,058
Lincoln National Corp.
Senior Unsecured (b)
06/24/21	4.850%	140,000	134,847
MassMutual Global Funding II (a)
Senior Secured
09/28/15	2.300%	290,000	294,938
MassMutual Global Funding II (a)(b)
Senior Secured
07/16/12	3.625%	770,000	786,027
Metropolitan Life Global Funding I (a)
Secured
01/11/16	3.125%	855,000	881,451
06/14/18	3.650%	900,000	922,508

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Life Insurance (continued)
Senior Secured
01/11/13	2.500%	$1,000,000	$1,010,630
06/10/14	5.125%	1,450,000	1,566,093
Metropolitan Life Global Funding I (a)(b)
Senior Secured
01/10/14	2.000%	565,000	567,588
Nationwide Mutual Insurance Co. (a)
Subordinated Notes
04/15/34	6.600%	290,000	269,217
08/15/39	9.375%	1,170,000	1,363,010
New York Life Global Funding
Senior Secured (a)
05/04/15	3.000%	1,830,000	1,902,205
Pacific Life Global Funding
Senior Secured (a)
04/15/13	5.150%	700,000	735,563
Pacific Life Insurance Co.
Subordinated Notes (a)
06/15/39	9.250%	385,000	517,002
Principal Life Income Funding Trusts
Senior Secured
12/14/12	5.300%	1,270,000	1,329,016
Prudential Insurance Co. of America (The)
Senior Subordinated Notes (a)
07/01/25	8.300%	615,000	804,023
Total			17,040,582
Media Cable 0.5%
COX Communications, Inc.
Senior Unsecured (a)
03/01/39	8.375%	420,000	578,532
Comcast Cable Communications Holdings, Inc.
11/15/22	9.455%	1,165,000	1,680,923
Comcast Cable Communications LLC
05/01/17	8.875%	753,000	961,609
Comcast Corp.
11/15/35	6.500%	670,000	772,645
03/15/37	6.450%	565,000	649,964
DIRECTV Holdings LLC/Financing Co., Inc.
08/15/40	6.000%	875,000	933,891
03/01/41	6.375%	425,000	475,516
Time Warner Cable, Inc.
02/14/19	8.750%	662,000	847,143
05/01/37	6.550%	580,000	645,070
Time Warner Cable, Inc. (b)
02/14/14	8.250%	830,000	943,352
07/01/18	6.750%	865,000	1,006,562
Total			9,495,207
Media Non-Cable 0.2%
CBS Corp. (b)
07/30/30	7.875%	795,000	1,003,646
News America, Inc.
05/18/18	7.250%	375,000	436,288

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media Non-Cable (continued)
10/30/25	7.700%	$400,000	$492,173
04/30/28	7.300%	350,000	407,857
News America, Inc. (b)
12/15/34	6.200%	450,000	481,729
Thomson Reuters Corp. (d)
07/15/18	6.500%	725,000	860,083
Total			3,681,776
Metals 0.2%
BHP Billiton Finance USA Ltd. (d)
04/01/14	5.500%	1,100,000	1,208,287
Nucor Corp.
Senior Unsecured
12/01/37	6.400%	250,000	314,905
Rio Tinto Finance U.S.A. Ltd. (d)
09/20/21	3.750%	1,104,000	1,099,624
Rio Tinto Finance USA Ltd. (b)(d)
05/01/14	8.950%	495,000	585,378
11/02/20	3.500%	300,000	294,995
Total			3,503,189
Non-Captive Consumer 0.1%
HSBC Finance Corp.
Senior Unsecured
01/19/16	5.500%	1,090,000	1,137,707
Non-Captive Diversified 0.6%
General Electric Capital Corp.
09/15/17	5.625%	3,400,000	3,729,582
Senior Unsecured
08/07/19	6.000%	2,400,000	2,701,546
General Electric Capital Corp. (b)
Senior Unsecured
05/01/18	5.625%	5,000,000	5,465,945
Subordinated Notes
02/11/21	5.300%	292,000	302,921
General Electric Capital Corp. (e)
Senior Unsecured
02/15/17	0.546%	1,250,000	1,115,759
Total			13,315,753
Oil Field Services 0.1%
Schlumberger Investment SA (a)(d)
09/14/21	3.300%	344,000	344,343
Transocean, Inc. (d)
11/15/20	6.500%	810,000	883,870
Total			1,228,213
Other Financial Institutions 0.2%
CME Group, Inc.
Senior Unsecured
02/15/14	5.750%	326,000	358,032

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Other Financial Institutions (continued)
Caisse Centrale Desjardins du Quebec (a)(d)
03/24/16	2.550%	$1,452,000	$1,510,994
Nomura Holdings, Inc. (b)(d)
Senior Unsecured
03/04/15	5.000%	1,000,000	1,047,909
03/04/20	6.700%	400,000	449,783
Nomura Holdings, Inc. (d)
Senior Unsecured
01/19/16	4.125%	875,000	887,917
Total			4,254,635
Other Utility —%

GTE Corp.
04/15/18	6.840%	320,000	385,449
Pharmaceuticals 0.1%
Wyeth
02/01/14	5.500%	1,200,000	1,321,062
Property & Casualty 0.4%
ACE INA Holdings, Inc.
05/15/15	5.600%	630,000	704,928
Allstate Life Global Funding Trusts
Senior Secured
04/30/13	5.375%	1,050,000	1,112,798
Berkshire Hathaway Finance Corp. (b)
12/15/15	2.450%	333,000	341,185
05/15/18	5.400%	2,200,000	2,511,877
01/15/40	5.750%	385,000	432,848
Berkshire Hathaway, Inc.
Senior Unsecured (b)
08/15/21	3.750%	488,000	494,907
CNA Financial Corp.
Senior Unsecured
12/15/14	5.850%	615,000	649,743
08/15/16	6.500%	300,000	322,286
Travelers Property Casualty Corp.
04/15/26	7.750%	605,000	801,076
Total			7,371,648
Railroads 0.2%
Burlington Northern Santa Fe LLC
Senior Unsecured
05/01/40	5.750%	790,000	929,393
CSX Corp.
Senior Unsecured
05/01/17	7.900%	625,000	781,490
02/01/19	7.375%	815,000	1,032,571
CSX Corp. (b)
Senior Unsecured
06/01/21	4.250%	215,000	227,216
Norfolk Southern Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Railroads (continued)
Senior Unsecured
05/17/29	5.640%	$230,000	$271,879
05/23/11	6.000%	542,000	643,090
Union Pacific Corp.
Senior Unsecured
01/31/13	5.450%	308,000	326,362
Union Pacific Corp. (a)
Senior Unsecured
07/15/22	4.163%	849,000	889,263
Total			5,101,264
REITs 0.2%
ERP Operating LP
Senior Unsecured
09/15/14	5.250%	275,000	296,514
Simon Property Group LP
Senior Unsecured
05/30/18	6.125%	900,000	1,011,920
Simon Property Group LP (b)
Senior Unsecured
02/01/15	4.200%	1,000,000	1,055,219
WEA Finance LLC/WT Finance Australia Propriety Ltd. (a)
09/02/19	6.750%	1,407,000	1,563,413
Total			3,927,066
Retailers 0.1%
CVS Caremark Corp.
Senior Unsecured
09/15/39	6.125%	430,000	504,568
Gap, Inc. (The)
Senior Unsecured
04/12/21	5.950%	395,000	371,532
Staples, Inc.
01/15/14	9.750%	100,000	115,905
Target Corp.
11/01/32	6.350%	150,000	185,172
Senior Unsecured
01/15/38	7.000%	225,000	308,125
Total			1,485,302
Supermarkets —%
Kroger Co. (The) (b)
01/15/20	6.150%	440,000	528,113
Supranational 0.1%
Corp. Andina de Fomento
Senior Unsecured (b)(d)
01/15/16	3.750%	1,192,000	1,206,157

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology 0.7%
Arrow Electronics, Inc.
Senior Unsecured
04/01/20	6.000%	$760,000	$811,612
Cisco Systems, Inc.
Senior Unsecured
01/15/40	5.500%	1,460,000	1,684,430
Dell, Inc.
Senior Unsecured
04/15/28	7.100%	390,000	477,388
Dell, Inc. (b)
Senior Unsecured
04/01/16	3.100%	853,000	878,338
HP Enterprise Services LLC
Senior Unsecured
10/15/29	7.450%	300,000	370,300
Hewlett-Packard Co.
Senior Unsecured
03/01/14	6.125%	750,000	819,917
International Business Machines Corp.
Senior Unsecured
07/22/16	1.950%	993,000	1,001,725
08/01/27	6.220%	655,000	839,430
11/29/32	5.875%	500,000	628,787
Intuit, Inc.
Senior Unsecured
03/15/17	5.750%	850,000	955,328
Microsoft Corp.
Senior Unsecured
09/25/15	1.625%	360,000	366,931
10/01/40	4.500%	518,000	569,767
National Semiconductor Corp.
Senior Unsecured
04/15/15	3.950%	565,000	605,378
06/15/17	6.600%	1,115,000	1,330,187
Oracle Corp. (a)
Senior Notes
07/15/40	5.375%	155,000	179,492
Oracle Corp. (b)
Senior Unsecured
04/15/38	6.500%	280,000	367,269
Pitney Bowes, Inc. (b)
Senior Unsecured
08/15/14	4.875%	882,000	946,596
03/15/18	5.600%	150,000	158,040
Xerox Corp.
Senior Unsecured
02/01/17	6.750%	500,000	573,860
Xerox Corp. (b)
Senior Notes
12/15/19	5.625%	375,000	404,739
Total			13,969,514

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Transportation Services —%
United Parcel Service of America, Inc.
Senior Unsecured
04/01/30	8.375%	$225,000	$337,148
Wireless —%

Centel Capital Corp.
10/15/19	9.000%	350,000	394,073
Wirelines 0.9%

AT&T Corp.
11/15/31	8.000%	54,000	75,341
AT&T, Inc.
Senior Unsecured
02/15/19	5.800%	1,000,000	1,170,847
AT&T, Inc. (b)
Senior Unsecured
05/15/21	4.450%	600,000	643,724
01/15/38	6.300%	750,000	856,692
05/15/38	6.400%	775,000	908,046
09/01/40	5.350%	1,821,000	1,903,497
British Telecommunications PLC
Senior Unsecured (d)
12/15/30	9.875%	150,000	217,011
CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%	900,000	833,954
CenturyLink, Inc. (b)
Senior Unsecured
09/15/39	7.600%	600,000	539,711
Deutsche Telekom International Finance BV (d)
08/20/18	6.750%	525,000	620,410
06/15/30	8.750%	290,000	386,805
Qwest Corp.
Senior Unsecured (c)
12/01/21	6.750%	1,063,000	1,039,082
Telecom Italia Capital SA (d)
09/30/14	4.950%	300,000	288,986
06/04/18	6.999%	700,000	701,418
Telefonica Emisiones SAU (b)(d)
06/20/16	6.421%	790,000	809,940
Telefonica Emisiones SAU (d)
07/03/17	6.221%	1,000,000	1,010,588
02/16/21	5.462%	120,000	114,349
Verizon Communications, Inc.
Senior Unsecured
02/15/16	5.550%	1,500,000	1,711,317
02/15/18	5.500%	250,000	289,893
11/01/18	8.750%	1,409,000	1,886,836
02/15/38	6.400%	180,000	220,630
03/01/39	8.950%	230,000	355,224

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)
Verizon Global Funding Corp.
Senior Unsecured
12/01/30	7.750%	$1,530,000	$2,102,997
Total			18,687,298
Total Corporate Bonds & Notes (Cost: $267,287,836)			$272,758,149

Residential Mortgage-Backed Securities - Agency 35.6%
Federal Home Loan Banks
CMO Series 2015-TQ Class A (f)
10/20/15	5.065%	2,327,930	2,554,365
Federal Home Loan Mortgage Corp. (e)(f)
07/01/36	5.055%	1,054,218	1,130,779
11/01/36	6.004%	1,999,030	2,157,728
CMO Series 2551 Class NS
01/15/33	14.004%	1,383,533	1,659,878
CMO Series 3102 Class FB
01/15/36	0.650%	1,045,045	1,041,224
CMO Series 3229 Class AF
08/15/23	0.591%	1,644,946	1,644,829
CMO Series 3523 Class SD
06/15/36	18.904%	687,516	869,035
CMO Series 3549 Class FA
07/15/39	1.456%	1,382,089	1,393,117
CMO Series 3688 Class CU
07/01/40	6.832%	2,150,559	2,469,542
CMO Series 3688 Class GT
07/01/40	7.150%	2,166,235	2,458,671
Federal Home Loan Mortgage Corp. (e)(f)(g)
CMO IO STRIPS Series 239 Class S30
08/15/36	7.363%	6,506,868	849,582
CMO IO Series 3385 Class SN
11/15/37	5.659%	2,414,075	254,481
CMO IO Series 3451 Class SA
05/15/38	5.709%	4,559,886	409,711
CMO IO Series 3531 Class SM
05/15/39	5.824%	4,068,475	495,637
CMO IO Series 3608 Class SC
12/15/39	5.994%	5,979,413	719,633
CMO IO Series 3740 Class SB
10/15/40	5.740%	2,920,317	542,117
CMO IO Series 3740 Class SC
10/15/40	5.747%	4,807,098	883,546
CMO IO Series 3802 Class LS
02/01/41	4.533%	8,611,086	568,156
Federal Home Loan Mortgage Corp. (f)
05/01/41	4.500%	8,875,840	9,402,657
05/01/36- 08/01/40	5.000%	10,996,478	11,824,530
02/01/24- 05/01/38	5.500%	17,732,681	19,212,534
09/01/21- 09/01/37	6.000%	25,949,867	28,477,758

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

11/01/22- 10/17/38	6.500%	$9,198,106	$10,281,611
09/01/37- 05/01/38	7.500%	1,119,844	1,250,518
CMO Series 2127 Class PG
02/15/29	6.250%	1,434,411	1,614,040
CMO Series 2165 Class PE
06/15/29	6.000%	728,321	828,134
CMO Series 2326 Class ZQ
03/15/31	6.500%	2,840,205	3,234,619
CMO Series 2399 Class TH
01/15/32	6.500%	1,484,803	1,650,387
CMO Series 2517 Class Z
10/15/32	5.500%	2,151,060	2,392,979
CMO Series 2545 Class HG
12/15/32	5.500%	2,322,006	2,598,214
CMO Series 2557 Class HL
01/15/33	5.300%	1,630,047	1,809,751
CMO Series 2568 Class KG
02/15/23	5.500%	4,000,000	4,424,276
CMO Series 2586 Class TG
03/15/23	5.500%	3,000,000	3,396,411
CMO Series 2594 Class DJ
10/15/30	4.250%	513,097	522,084
CMO Series 2597 Class AE
04/15/33	5.500%	2,000,000	2,232,994
CMO Series 2684 Class PD
03/15/29	5.000%	412,024	413,189
CMO Series 2752 Class EZ
02/15/34	5.500%	3,032,167	3,470,902
CMO Series 2764 Class UE
10/15/32	5.000%	1,250,000	1,364,992
CMO Series 2764 Class ZG
03/15/34	5.500%	2,263,750	2,538,023
CMO Series 2802 Class VG
07/15/23	5.500%	2,500,000	2,722,070
CMO Series 2825 Class VQ
07/15/26	5.500%	2,000,000	2,249,087
CMO Series 2953 Class PG
03/15/35	5.500%	4,000,000	4,715,967
CMO Series 2986 Class CH
06/15/25	5.000%	3,973,143	4,347,831
CMO Series 2989 Class TG
06/15/25	5.000%	2,600,000	2,867,130
CMO Series 3075 Class PD
01/15/35	5.500%	1,250,000	1,402,193
CMO Series 3101 Class UZ
01/15/36	6.000%	2,105,637	2,478,152
CMO Series 3107 Class BN
02/15/36	5.750%	1,570,194	1,639,961
CMO Series 3123 Class AZ
03/15/36	6.000%	2,988,123	3,603,709
CMO Series 3143 Class BC
02/15/36	5.500%	2,500,000	2,824,274
CMO Series 3151 Class PD
11/15/34	6.000%	1,250,000	1,350,662

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO Series 3164 Class MG
06/15/36	6.000%	$2,000,000	$2,281,591
CMO Series 3171 Class MG
08/15/34	6.000%	3,900,000	4,317,576
CMO Series 3195 Class PD
07/15/36	6.500%	2,981,897	3,361,764
CMO Series 3200 Class AY
08/15/36	5.500%	2,500,000	2,807,845
CMO Series 3213 Class JE
09/15/36	6.000%	4,000,000	4,648,238
CMO Series 3218 Class BE
09/15/35	6.000%	2,000,000	2,255,258
CMO Series 3229 Class HE
10/15/26	5.000%	2,216,000	2,516,218
CMO Series 3266 Class D
01/15/22	5.000%	4,850,000	5,411,149
CMO Series 3334 Class MC
04/15/33	5.000%	596,431	608,582
CMO Series 3402 Class NC
12/15/22	5.000%	1,500,000	1,687,323
CMO Series 3453 Class B
05/15/38	5.500%	1,650,000	1,800,820
CMO Series 3461 Class Z
06/15/38	6.000%	3,644,162	4,408,760
CMO Series 3501 Class CB
01/15/39	5.500%	1,500,000	1,637,109
CMO Series 3666 Class VA
12/15/22	5.500%	2,770,006	3,085,671
CMO Series 3680 Class MA
07/15/39	4.500%	4,664,369	5,063,245
CMO Series 3682 Class BH
08/15/36	5.500%	2,800,000	3,021,066
CMO Series 3687 Class MA
02/15/37	4.500%	3,250,124	3,478,517
CMO Series 3704 Class CT
12/15/36	7.000%	4,270,129	5,017,679
CMO Series 3704 Class DT
11/15/36	7.500%	4,302,571	5,092,285
CMO Series 3704 Class ET
12/15/36	7.500%	3,467,712	4,085,272
CMO Series 3707 Class B
08/15/25	4.500%	2,027,855	2,272,544
CMO Series 3819 Class ZQ
04/15/36	6.000%	3,091,133	3,638,709
CMO Series 3890 Class ME
07/15/41	5.000%	1,000,000	1,151,631
CMO Series R004 Class VG
08/15/21	6.000%	1,400,000	1,504,656
CMO Series R006 Class ZA
04/15/36	6.000%	2,350,947	2,809,281
CMO Series R007 Class ZA
05/15/36	6.000%	4,612,453	5,421,087
Federal Home Loan Mortgage Corp. (f)(h)
CMO PO STRIPS Series 197 Class PO
04/01/28	0.000%	1,301,780	1,215,830
CMO PO Series 2235 Class KP
06/15/30	0.000%	952,327	906,058
CMO PO Series 2587 Class CO

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

03/15/32	0.000%	$613,569	$610,178
CMO PO Series 2725 Class OP
10/15/33	0.000%	964,982	880,762
CMO PO Series 2777 Class KO
02/15/33	0.000%	1,915,441	1,870,829
CMO PO Series 3077 Class TO
04/15/35	0.000%	1,088,906	1,052,340
CMO PO Series 3100 Class PO
01/15/36	0.000%	1,466,250	1,393,885
CMO PO Series 3136 Class PO
04/15/36	0.000%	824,344	780,727
CMO PO Series 3393 Class JO
09/15/32	0.000%	1,090,932	919,883
CMO PO Series 3510 Class OD
02/15/37	0.000%	1,322,515	1,181,982
CMO PO Series 3607 Class AO
04/15/36	0.000%	1,300,000	1,203,261
CMO PO Series 3607 Class EO
02/15/33	0.000%	762,966	712,812
CMO PO Series 3607 Class TO
10/15/39	0.000%	1,424,032	1,256,164
CMO PO Series 3621 Class BO
01/15/40	0.000%	982,789	937,038
CMO PO Series 3623 Class LO
01/15/40	0.000%	1,714,366	1,625,639
Federal Home Loan Mortgage Corp. (f)(g)
CMO IO Series 3688 Class NI
04/15/32	5.000%	4,097,851	493,819
CMO IO Series 3714 Class IP
08/15/40	5.000%	3,763,383	608,463
CMO IO Series 3739 Class LI
03/15/34	4.000%	6,547,438	798,242
CMO IO Series 3747 Class HI
07/15/37	4.500%	7,957,379	1,105,738
CMO IO Series 3756 Class IP
08/15/35	4.000%	4,722,219	584,650
CMO IO Series 3760 Class GI
10/15/37	4.000%	3,814,118	611,920
CMO IO Series 3772 Class IO
09/15/24	3.500%	5,358,480	395,149
CMO IO Series 3779 Class IH
11/15/34	4.000%	3,794,073	479,654
CMO IO Series 3800 Class AI
11/15/29	4.000%	5,075,068	862,825
Federal National Mortgage Association (e)(f)
03/01/36	3.503%	2,174,846	2,287,767
12/25/33	13.577%	901,460	1,073,830
CMO Class 2005-SV Series 75
09/25/35	23.154%	807,194	1,219,059
CMO Series 2003-129 Class FD
01/25/24	0.756%	1,487,427	1,497,147
CMO Series 2003-W8 Class 3F1
05/25/42	0.743%	732,801	729,343
CMO Series 2004-36 Class FA
05/25/34	0.729%	1,210,045	1,211,377
CMO Series 2005-74 Class SK
05/25/35	19.187%	846,610	1,151,206

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO Series 2005-W3 Class 2AF
03/25/45	0.414%	$2,032,286	$2,030,754
CMO Series 2006-56 Class FC
07/25/36	0.484%	1,341,175	1,339,139
CMO Series 2006-56 Class PF
07/25/36	0.610%	1,048,259	1,045,841
CMO Series 2007-101 Class A2
06/27/36	0.514%	4,608,607	4,560,357
CMO Series 2007-108 Class AN
11/25/37	8.767%	1,284,170	1,593,233
CMO Series 2010-28 Class BS
04/25/40	10.816%	760,446	913,113
CMO Series 2010-35 Class SJ
04/25/40	16.813%	1,000,000	1,420,157
CMO Series 2010-49 Class SC
03/25/40	12.148%	2,179,216	2,600,212
CMO Series 2010-61 Class WA
06/25/40	5.950%	719,898	792,084
CMO Series 2011-2 Class WA
02/25/51	5.716%	2,380,665	2,616,773
CMO Series 2011-43 Class WA
05/25/51	5.899%	2,542,537	2,775,772
CMO Series 2011-75 Class FA
08/25/41	0.800%	1,835,773	1,846,307
Federal National Mortgage Association (e)(f)(g)
CMO IO Series 1996-4 Class SA
02/25/24	8.125%	471,855	95,591
CMO IO Series 2005-18 Class SK
03/25/35	6.421%	9,495,911	653,709
CMO IO Series 2006-117 Class GS
12/25/36	6.321%	2,816,318	429,592
CMO IO Series 2006-58 Class IG
07/25/36	6.259%	5,910,471	811,918
CMO IO Series 2006-94 Class GI
10/25/26	6.394%	3,759,019	563,899
CMO IO Series 2007-109 Class PI
12/25/37	6.094%	5,370,130	733,219
CMO IO Series 2007-65 Class KI
07/25/37	6.277%	3,849,501	484,669
CMO IO Series 2007-72 Class EK
07/25/37	6.071%	9,673,794	1,242,288
CMO IO Series 2007-W7 Class 2A2
07/25/37	6.277%	4,363,789	623,179
CMO IO Series 2009-112 Class ST
01/25/40	5.994%	4,474,274	519,554
CMO IO Series 2009-17 Class QS
03/25/39	6.394%	2,851,461	386,007
CMO IO Series 2009-37 Class KI
06/25/39	5.744%	10,596,177	1,273,222
CMO IO Series 2009-68 Class SA
09/25/39	6.421%	4,539,022	736,939
CMO IO Series 2010-125 Class SA
11/25/40	4.183%	8,444,840	924,324
CMO IO Series 2010-35 Class SB
04/25/40	6.091%	3,598,231	441,586
CMO IO Series 2010-42 Class S
05/25/40	6.144%	3,988,560	420,822
CMO IO Series 2010-68 Class SA
07/25/40	4.650%	7,355,035	946,349

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO IO Series 2011-30 Class LS
04/25/41	4.771%	$9,268,842	$752,752
Federal National Mortgage Association (f)
04/01/20	4.000%	790,267	828,129
10/01/19- 08/01/40	5.000%	14,113,351	15,198,239
10/01/21- 10/01/39	5.500%	49,541,860	53,994,808
10/01/19- 11/01/48	6.000%	49,391,271	54,100,163
02/01/24- 02/01/39	6.500%	29,466,120	32,783,285
04/01/37- 01/01/39	7.000%	8,887,364	10,223,471
05/01/22- 08/01/37	7.500%	1,609,956	1,852,232
CMO Series 1999-7 Class AB
03/25/29	6.000%	1,409,206	1,591,957
CMO Series 2001-60 Class PX
11/25/31	6.000%	2,116,343	2,408,811
CMO Series 2002-50 Class ZA
05/25/31	6.000%	7,849,090	8,890,713
CMO Series 2002-78 Class Z
12/25/32	5.500%	3,823,416	4,256,032
CMO Series 2003-23 Class EQ
04/25/23	5.500%	2,000,000	2,282,938
CMO Series 2003-56 Class AZ
08/25/31	5.500%	1,437,808	1,486,363
CMO Series 2003-88 Class WA
09/25/18	4.500%	1,150,104	1,235,104
CMO Series 2004-50 Class VZ
07/25/34	5.500%	2,977,209	3,400,278
CMO Series 2004-65 Class LT
08/25/24	4.500%	1,883,683	2,052,417
CMO Series 2005-118 Class PN
01/25/32	6.000%	4,000,000	4,255,984
CMO Series 2005-121 Class DX
01/25/26	5.500%	2,000,000	2,256,480
CMO Series 2005-67 Class EY
08/25/25	5.500%	1,500,000	1,656,573
CMO Series 2006-102 Class MD
01/25/35	6.000%	2,000,000	2,208,689
CMO Series 2006-105 Class ME
11/25/36	5.500%	1,500,000	1,758,633
CMO Series 2006-16 Class HZ
03/25/36	5.500%	10,188,756	11,483,894
CMO Series 2006-74 Class DV
08/25/23	6.500%	1,825,000	1,956,460
CMO Series 2007-104 Class ZE
08/25/37	6.000%	1,896,252	2,265,558
CMO Series 2007-116 Class PB
08/25/35	5.500%	1,200,000	1,368,211
CMO Series 2007-18 Class MZ
03/25/37	6.000%	1,315,629	1,607,176
CMO Series 2007-42 Class B
05/25/37	6.000%	2,000,000	2,370,487
CMO Series 2007-76 Class PD
03/25/36	6.000%	2,000,000	2,193,179

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO Series 2007-76 Class ZG
08/25/37	6.000%	$3,849,677	$4,640,531
CMO Series 2007-84 Class PE
05/25/34	6.000%	2,000,000	2,120,255
CMO Series 2008-68 Class VB
03/25/27	6.000%	4,365,000	4,824,046
CMO Series 2008-80 Class GP
09/25/38	6.250%	1,155,339	1,300,239
CMO Series 2009-59 Class HB
08/25/39	5.000%	1,670,154	1,900,730
CMO Series 2009-60 Class HT
08/25/39	6.000%	3,744,378	4,189,410
CMO Series 2009-79 Class UA
03/25/38	7.000%	976,406	1,133,411
CMO Series 2009-W1 Class A
12/25/49	6.000%	6,751,228	7,506,522
CMO Series 2010-111 Class AE
04/25/38	5.500%	12,385,819	13,118,933
CMO Series 2010-111 Class AM
10/25/40	5.500%	3,000,000	3,460,882
CMO Series 2010-133 Class A
05/25/38	5.500%	8,352,990	8,883,238
CMO Series 2010-148 Class MA
02/25/39	4.000%	2,860,066	3,062,707
CMO Series 2010-47 Class AV
05/25/21	5.000%	4,495,651	4,999,635
CMO Series 2010-83 Class DN
12/25/20	4.500%	2,910,053	3,305,850
CMO Series 2010-9 Class PC
10/25/39	4.500%	2,500,000	2,659,795
CMO Series 2011-39 Class ZA
11/25/32	6.000%	2,563,128	2,889,967
CMO Series G94-8 Class K
07/17/24	8.000%	718,867	843,759
Federal National Mortgage Association (f)(h)
CMO PO STRIPS Series 293 Class 1
12/01/24	0.000%	1,070,301	1,033,124
CMO PO Series 2000-18 Class EC
10/25/23	0.000%	382,439	354,580
CMO PO Series 2003-128 Class NO
01/25/19	0.000%	904,585	882,197
CMO PO Series 2003-23 Class QO
01/15/32	0.000%	439,105	435,160
CMO PO Series 2004-46 Class EP
03/25/34	0.000%	988,730	922,019
CMO PO Series 2004-61 Class BO
10/25/32	0.000%	928,659	900,415
CMO PO Series 2006-113 Class PO
07/25/36	0.000%	713,417	685,592
CMO PO Series 2006-56 Class OA
10/15/24	0.000%	1,000,000	987,976
CMO PO Series 2006-59 Class CO
08/25/35	0.000%	75,935	75,763
CMO PO Series 2006-60 Class DO
04/25/35	0.000%	1,251,672	1,191,303
CMO PO Series 2006-86 Class OB
09/25/36	0.000%	1,921,609	1,807,427
CMO PO Series 2009-113 Class AO

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

01/25/40	0.000%	$1,161,420	$1,101,064
CMO PO Series 2009-69 Class PO
09/25/39	0.000%	756,987	709,017
CMO PO Series 2009-86 Class BO
03/25/37	0.000%	744,016	707,972
CMO PO Series 2009-86 Class OT
10/25/37	0.000%	2,217,348	1,970,093
CMO PO Series 2010-39 Class OT
10/25/35	0.000%	1,003,060	954,957
CMO PO Series 2010-68 Class CO
07/25/40	0.000%	1,616,075	1,516,748
CMO PO Series 314 Class 1
07/01/31	0.000%	995,336	897,216
CMO PO Series 3151 Class PO
05/15/36	0.000%	1,061,805	1,008,922
Federal National Mortgage Association (f)(g)
CMO IO Series 2009-71 Class BI
08/25/24	4.500%	1,462,946	128,777
CMO IO Series 2009-86 Class IP
10/25/39	5.500%	2,062,783	290,913
CMO IO Series 2009-86 Class UI
10/25/14	4.000%	4,929,696	339,202
CMO IO Series 2010-155 Class KI
01/25/21	3.000%	6,371,172	526,763
Government National Mortgage Association (c)(f)
Series 2011-137 Class WA
10/01/41	5.543%	4,000,000	4,505,000
Government National Mortgage Association (e)(f)(g)
CMO IO Series 2005-3 Class SE
01/20/35	5.753%	3,776,100	625,554
CMO IO Series 2006-38 Class SG
09/20/33	6.389%	5,197,153	413,255
CMO IO Series 2007-26 Class SW
05/20/37	5.860%	7,241,401	1,045,631
CMO IO Series 2007-40 Class SN
07/20/37	6.417%	4,759,379	588,937
CMO IO Series 2008-62 Class SA
07/20/38	5.810%	3,584,687	459,679
CMO IO Series 2008-76 Class US
09/20/38	5.639%	5,794,840	690,113
CMO IO Series 2008-95 Class DS
12/20/38	7.047%	4,969,492	806,041
CMO IO Series 2009-102 Class SM
06/16/39	6.144%	6,730,177	768,617
CMO IO Series 2009-106 Class ST
02/20/38	5.734%	6,103,889	884,653
CMO IO Series 2009-64 Class SN
07/16/39	5.844%	5,545,108	650,106
CMO IO Series 2009-67 Class SA
08/16/39	5.713%	3,562,927	422,030
CMO IO Series 2009-72 Class SM
08/16/39	5.989%	6,152,121	737,596
CMO IO Series 2009-81 Class SB
09/20/39	5.827%	7,172,705	911,527
CMO IO Series 2009-83 Class TS
08/20/39	5.762%	6,767,882	845,769
CMO IO Series 2010-47 Class PX
06/20/37	6.439%	7,828,300	1,050,096

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO IO Series 2011-75 Class SM
05/20/41	6.401%	$5,450,874	$749,181
Government National Mortgage Association (f)
09/15/22	5.000%	1,736,363	1,857,783
08/20/39	6.000%	3,983,885	4,462,855
09/20/38- 12/20/38	7.000%	1,324,220	1,538,288
CMO Series 1998-11 Class Z
04/20/28	6.500%	892,073	1,024,983
CMO Series 1999-16 Class Z
05/16/29	6.500%	806,263	905,771
CMO Series 2002-47 Class PG
07/16/32	6.500%	880,203	1,020,819
CMO Series 2003-25 Class PZ
04/20/33	5.500%	4,761,065	5,590,872
CMO Series 2003-75 Class ZX
09/20/33	6.000%	3,228,285	3,703,467
CMO Series 2005-26 Class XY
03/20/35	5.500%	1,321,000	1,553,202
CMO Series 2005-72 Class AZ
09/20/35	5.500%	1,389,920	1,674,346
CMO Series 2006-17 Class JN
04/20/36	6.000%	2,029,655	2,267,191
CMO Series 2006-33 Class NA
01/20/36	5.000%	3,000,000	3,282,400
CMO Series 2006-69 Class MB
12/20/36	5.500%	3,500,000	3,946,154
CMO Series 2007-6 Class LD
03/20/36	5.500%	1,500,000	1,626,094
CMO Series 2007-70 Class TA
08/20/36	5.750%	2,000,000	2,112,183
CMO Series 2008-23 Class PH
03/20/38	5.000%	2,399,577	2,679,481
CMO Series 2009-104 Class AB
08/16/39	7.000%	2,651,439	3,203,440
CMO Series 2009-2 Class PA
12/20/38	5.000%	1,766,005	1,925,386
CMO Series 2009-44 Class VA
05/16/20	5.500%	2,937,877	3,273,093
CMO Series 2009-89 Class VA
07/20/20	5.000%	2,572,774	2,950,204
CMO Series 2010-130 Class CP
10/16/40	7.000%	3,347,195	3,946,172
CMO Series 2010-14 Class QP
12/20/39	6.000%	2,984,892	3,231,718
Government National Mortgage Association (f)(h)
CMO PO Series 2010-14 Class AO
12/20/32	0.000%	1,152,101	1,022,748
CMO PO Series 2010-14 Class EO
06/16/33	0.000%	555,696	538,461
CMO PO Series 2010-157 Class OP
12/20/40	0.000%	2,421,193	1,998,706
Government National Mortgage Association (f)(g)
CMO IO Series 2010-107 Class IL
07/20/39	6.000%	1,898,492	345,816
CMO IO Series 2010-144 Class BI
09/16/37	4.000%	9,553,355	1,192,777

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO IO Series 2011-43 Class ZQ
01/16/33	5.500%	$2,055,634	$2,430,278
CMO IO Series 2011-56 Class BI
04/16/41	4.500%	2,318,708	106,232
Total Residential Mortgage-Backed Securities - Agency (Cost: $696,642,445)			$719,656,563

Residential Mortgage-Backed Securities - Non-Agency 9.9%
ASG Resecuritization Trust (a)(e)(f)
CMO Series 2009-2 Class G60
05/24/36	5.424%	800,000	757,060
CMO Series 2009-3 Class A65
03/26/37	5.487%	2,503,863	2,468,611
CMO Series 2010-3 Class 2A22
08/28/40	0.463%	1,084,279	1,070,106
CMO Series 2010-4 Class 2A20
11/28/36	0.403%	806,763	797,204
CMO Series 2011-1 Class 3A50
11/28/35	2.562%	965,019	932,617
ASG Resecuritization Trust (a)(f)
CMO Series 2011-1 Class 1A85
09/28/20	4.000%	1,878,408	1,874,217
American General Mortgage Loan Trust (a)(e)(f)
CMO Series 2009-1 Class A4
09/25/48	5.750%	2,200,000	2,221,446
CMO Series 2009-1 Class A5
09/25/48	5.750%	1,450,000	1,458,888
CMO Series 2009-1 Class A7
09/25/48	5.750%	2,550,000	2,586,524
CMO Series 2010-1A Class A1
03/25/58	5.150%	1,182,560	1,205,721
BCAP LLC Trust (a)(e)(f)
05/26/41	0.447%	2,485,425	2,311,445
08/26/37	5.000%	1,721,445	1,677,441
CMO Series 2009-RR13 Class 17A2
04/26/37	5.500%	1,751,095	1,826,398
CMO Series 2010-RR12 Class 2A5
01/26/36	4.500%	1,328,938	1,364,607
CMO Series 2010-RR4 Class 12A1
06/26/36	4.000%	702,617	712,310
CMO Series 2010-RR6 Class 22A3
06/26/36	5.334%	1,035,539	1,075,116
CMO Series 2010-RR6 Class 5A1
06/26/40	5.500%	762,355	768,102
CMO Series 2010-RR7 Class 15A1
01/26/36	1.142%	747,861	692,794
CMO Series 2010-RR7 Class 16A1
02/26/47	1.077%	1,066,856	1,034,621
CMO Series 2010-RR7 Class 1A5
04/26/35	5.024%	1,310,245	1,329,932
CMO Series 2010-RR7 Class 2A1
07/26/45	5.105%	1,801,013	1,786,363
CMO Series 2010-RR8 Class 3A3
05/26/35	5.095%	695,931	714,219

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

CMO Series 2010-RR8 Class 3A4
05/26/35	5.084%	$1,000,000	$898,001
CMO Series 2011-RR2 Class 3A3
11/21/35	0.000%	1,229,971	1,223,423
Series 2011-RR5 Class 14A3
07/26/36	5.000%	2,309,530	2,211,375
Banc of America Alternative Loan Trust
CMO Series 2004-1 Class 1A1 (f)
02/25/34	6.000%	1,071,437	1,126,103
Banc of America Funding Corp. (a)(e)(f)
CMO Series 2010-R4 Class 5A1
07/26/36	0.495%	406,715	393,807
Banc of America Funding Corp. (f)
CMO Series 2004-3 Class 1A1
10/25/34	5.500%	812,242	833,093
Banc of America Mortgage Securities, Inc. (e)(f)
CMO Series 2004-C Class 2A2
04/25/34	3.007%	639,703	581,404
Banc of America Mortgage Securities, Inc. (f)
CMO Series 2003-3 Class 1A7
05/25/33	5.500%	1,700,000	1,743,415
CMO Series 2004-3 Class 1A26
04/25/34	5.500%	2,200,000	2,249,412
Banc of America Mortgage Securities, Inc. (f)(h)
CMO PO Series 2004-5 Class 1A9
06/25/34	0.000%	1,000,000	861,909
Bear Stearns Adjustable Rate Mortgage Trust
CMO Series 2003-4 Class 3A1 (e)(f)
07/25/33	4.998%	315,660	301,922
Bear Stearns Alt-A Trust
CMO Series 2005-2 Class 1A1 (e)(f)
03/25/35	0.753%	732,991	569,120
Bear Stearns Commercial Mortgage Securities
CMO IO Series 2007-T26 Class X1 (a)(e)(f)(g)
01/12/45	0.084%	95,961,185	505,044
Chase Mortgage Finance Corp. (e)(f)
CMO Series 2007-A1 Class 2A1
02/25/37	2.982%	1,292,317	1,230,501
CMO Series 2007-A1 Class 7A1
02/25/37	4.230%	808,464	752,160
Chase Mortgage Finance Corp. (f)
CMO Series 2003-S2 Class A1
03/25/18	5.000%	697,757	705,532
Chase Mortgage Finance Corp
CMO Series 2007-A1 Class 1A3 (e)(f)
02/25/37	2.876%	3,007,593	2,897,160
Citicorp Mortgage Securities, Inc.
CMO Series 2004-4 Class A4 (f)
06/25/34	5.500%	1,725,855	1,801,234
Citigroup Mortgage Loan Trust, Inc. (a)(e)(f)
CMO Series 2008-AR4 Class 1A1A
11/25/38	5.450%	2,371,618	2,353,897
CMO Series 2009-10 Class 1A1
09/25/33	2.767%	1,803,833	1,773,553
CMO Series 2009-11 Class 3A1
05/25/37	5.750%	2,000,000	2,123,731

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

CMO Series 2010-10 Class 2A1
02/25/36	4.250%	$1,665,431	$1,653,489
CMO Series 2011-3 Class 1A1
02/25/47	0.293%	1,203,365	1,182,322
CMO Series 2011-5 Class 1A1
06/25/20	0.384%	1,657,970	1,574,257
Citigroup Mortgage Loan Trust, Inc. (f)
CMO Series 2003-1 Class 3A4
09/25/33	5.250%	1,298,679	1,365,806
CMO Series 2005-2 Class 2A11
06/25/35	5.500%	776,660	757,319
Citigroup Mortgage Loan Trust, Inc
CMO Series 2010-7 Class 10A1 (a)(e)(f)
02/25/35	2.867%	791,719	782,839
Citigroup/Deutsche Bank Commercial Mortgage Trust (a)(e)(f)(g)
CMO IO Series 2006-CD2 Class X
01/15/46	0.079%	288,675,153	706,677
CMO IO Series 2007-CD4 Class XC
12/11/49	0.121%	96,439,671	812,601
Countrywide Home Loan Mortgage Pass Through Trust
CMO Series 2003-29 Class A1 (f)
08/25/33	5.500%	712,828	733,026
Countrywide Home Loan Mortgage Pass-Through Trust (f)
CMO Series 2003-40 Class A5
10/25/18	4.500%	1,656,483	1,713,124
CMO Series 2004-13 Class 1A4
08/25/34	5.500%	1,179,333	1,202,193
CMO Series 2004-5 Class 1A4
06/25/34	5.500%	1,565,332	1,619,239
Credit Suisse First Boston Mortgage Securities Corp. (f)
CMO Series 2003-21 Class 1A4
09/25/33	5.250%	958,532	976,130
CMO Series 2003-27 Class 5A4
11/25/33	5.250%	1,321,227	1,366,632
CMO Series 2004-4 Class 2A4
09/25/34	5.500%	1,594,303	1,682,130
CMO Series 2004-5 Class 3A1
08/25/19	5.250%	1,077,615	1,099,621
CMO Series 2004-8 Class 1A4
12/25/34	5.500%	1,245,890	1,325,829
Credit Suisse Mortgage Capital Certificates (a)(e)(f)
CMO Series 2010-11R Class A1
06/28/47	1.218%	292,113	289,186
CMO Series 2010-12R Class 14A1
12/26/37	2.679%	963,366	957,134
CMO Series 2010-12R Class 5A1
04/26/37	3.000%	686,934	686,032
CMO Series 2010-15R Class 7A1
10/26/37	5.340%	487,218	487,372
CMO Series 2010-15R Class 7A2
10/26/37	5.340%	250,000	234,690
CMO Series 2010-16 Class A4
06/25/50	4.250%	2,000,000	1,564,526
CMO Series 2010-17R Class 1A1
06/26/36	2.492%	828,169	812,122
CMO Series 2010-17R Class 5A1
07/26/36	3.500%	1,223,258	1,214,747

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

CMO Series 2010-1R Class 5A1
01/27/36	5.000%	$1,128,546	$1,171,220
CMO Series 2011-1R Class A1
02/27/47	1.221%	2,213,574	2,189,812
CMO Series 2011-6R Class 3A1
07/28/36	5.653%	1,680,760	1,580,726
CMO Series 2011-7R Class A1
08/28/47	1.471%	4,487,453	4,420,548
CMO Series 2011-9R Class A1
03/27/46	2.190%	4,738,859	4,735,229
Credit Suisse Mortgage Capital Certificates (a)(f)
CMO Series 2010-1R Class 26A1
05/27/37	4.750%	1,901,284	1,914,308
Deutsche Mortgage Securities, Inc.
CMO Series 2010-RS2 Class A1 (a)(e)(f)
10/25/47	1.507%	854,251	853,119
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
CMO Series T-56 Class A5 (f)
05/25/43	5.231%	2,478,947	2,756,539
Federal National Mortgage Association (f)
CMO Series 2004-W10 Class A6
08/25/34	5.750%	3,000,000	3,285,469
CMO Series 2006-W3 Class 2A
09/25/46	6.000%	1,228,019	1,392,100
Freedom Trust
Series 2011-1 Class A13 (a)(e)(f)
11/25/37	0.418%	1,000,000	945,000
GMAC Mortgage Corp. Loan Trust (e)(f)
CMO Series 2003-AR2 Class 2A4
12/19/33	3.785%	1,623,743	1,477,923
GMAC Mortgage Corp. Loan Trust (f)
CMO Series 2004-J1 Class A20
04/25/34	5.500%	1,080,609	1,106,137
GS Mortgage Securities Corp. II
CMO IO Series 2006-GG8 Class X (a)(f)(g)
11/10/39	0.647%	25,159,381	577,081
GSR Mortgage Loan Trust (e)(f)
CMO Series 2005-5F Class 8A3
06/25/35	0.763%	466,351	450,765
GSR Mortgage Loan Trust (f)
CMO Series 2003-7F Class 1A4
06/25/33	5.250%	1,533,893	1,514,872
Impac CMB Trust
CMO Series 2005-4 Class 2A1 (e)(f)
05/25/35	0.513%	976,062	823,328
Impac Secured Assets CMN Owner Trust (e)(f)
CMO Series 2006-1 Class 2A1
05/25/36	0.563%	1,205,228	1,072,290
CMO Series 2006-2 Class 2A1
08/25/36	0.603%	1,921,663	1,657,250
JPMorgan Mortgage Trust (e)(f)
CMO Series 2007-A1 Class 5A5
07/25/35	2.860%	1,571,055	1,477,456
Series 2006-A2 Class 5A3
11/25/33	2.969%	2,567,517	2,352,008

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

JPMorgan Reremic (a)(e)(f)
CMO Series 2009-6 Class 4A1
09/26/36	6.000%	$1,026,487	$1,065,946
CMO Series 2010-4 Class 7A1
08/26/35	4.337%	905,547	897,848
LB-UBS Commercial Mortgage Trust
CMO IO Series 2006-C1 Class XCL (a)(f)(g)
02/15/41	0.130%	49,699,326	511,555
LVII Resecuritization Trust (a)(e)(f)
CMO Series 2009-2 Class A4
09/27/37	3.000%	1,220,831	1,171,235
CMO Series 2009-2 Class A5
09/27/37	3.000%	1,700,000	1,695,750
MASTR Asset Securitization Trust
CMO Series 2004-P7 Class A6 (a)(f)
12/27/33	5.500%	1,024,633	1,084,608
MLCC Mortgage Investors, Inc. (e)(f)
CMO Series 2003-A Class 2A1
03/25/28	1.036%	1,124,760	961,702
CMO Series 2003-E Class A1
10/25/28	0.653%	655,210	568,422
CMO Series 2004-1 Class 2A1
12/25/34	2.220%	1,367,406	1,287,374
CMO Series 2004-G Class A2
01/25/30	0.731%	1,282,078	1,121,304
Mastr Adjustable Rate Mortgages Trust
CMO Series 2004-13 Class 3A7 (e)(f)
11/21/34	2.899%	2,000,000	1,864,158
Mastr Seasoned Securities Trust
CMO Series 2004-2 Class A1 (f)
08/25/32	6.500%	1,174,535	1,216,994
Merrill Lynch Mortgage Investors, Inc.
CMO Series 2004-A4 Class A2 (e)(f)
08/25/34	2.611%	1,633,028	1,526,634
Merrill Lynch/Countrywide Commercial Mortgage Trust
CMO IO Series 2006-4 Class XC (a)(f)(g)
12/12/49	0.222%	28,173,326	354,618
Morgan Stanley Capital I (a)(f)(g)
CMO IO Series 2006-IQ12 Class X1
12/15/43	0.160%	58,070,123	758,512
CMO IO Series 2007-HQ11 Class X
02/12/44	0.408%	96,091,704	788,336
Morgan Stanley Mortgage Loan Trust
CMO Series 2004-3 Class 4A (f)
04/25/34	5.729%	1,339,735	1,355,380
Morgan Stanley Reremic Trust
CMO Series 2009-IO Class A1 (a)(f)(i)
07/17/56	3.000%	595,077	596,564
NCUA Guaranteed Notes (e)(f)(j)
CMO Series 2010-R3 Class 1A
12/08/20	0.825%	1,406,742	1,415,309
NCUA Guaranteed Notes (f)
CMO Series 2010-R3 Class 3A
12/08/20	2.400%	801,746	818,286

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

Nomura Asset Acceptance Corp.
CMO Series 2004-R2 Class A1 (a)(e)(f)
08/25/34	6.500%	$378,926	$381,594
PennyMac Loan Trust
Series 2010-NPL1 Class M1 (a)(e)(f)
05/25/50	5.000%	1,250,000	1,226,686
Prime Mortgage Trust
CMO Series 2004-2 Class A2 (f)
11/25/19	4.750%	2,010,211	2,069,255
RBSSP Resecuritization Trust (a)(e)(f)
CMO Series 2010-4 Class 2A1
11/26/35	5.749%	993,527	1,011,323
CMO Series 2010-9 Class 3A1
10/26/34	5.000%	1,179,318	1,235,811
CMO Series 2010-9 Class 7A5
05/26/37	4.000%	1,795,000	1,774,065
RBSSP Resecuritization Trust (a)(f)
CMO Series 2009-1 Class 1A1
02/26/36	6.500%	980,420	1,042,197
CMO Series 2009-2 Class 1A1
08/26/37	7.000%	571,752	600,393
CMO Series 2010-12 Class 8A1
06/27/21	4.000%	889,332	900,193
Real Estate Asset Trust (a)(f)
Series 2011-2A Class A1
05/25/49	5.750%	1,019,136	1,019,136
Series 2011-3A Class A1
06/25/31	5.440%	682,126	682,126
Residential Accredit Loans, Inc. (e)(f)
CMO Series 2003-QS13 Class A5
07/25/33	0.993%	817,823	708,907
Residential Accredit Loans, Inc. (f)
CMO Series 2003-QS15 Class A7
08/25/33	5.500%	1,558,246	1,565,469
CMO Series 2004-QS3 Class CB
03/25/19	5.000%	1,132,393	1,143,540
Residential Asset Mortgage Products, Inc.
CMO Series 2004-SL2 Class A3 (f)
10/25/31	7.000%	1,552,722	1,629,381
Residential Asset Securitization Trust
CMO Series 2004-IP2 Class 1A1 (e)(f)
12/25/34	2.797%	846,488	710,329
Residential Funding Mortgage Securities I (f)
CMO Series 2003-S4 Class A4
03/25/33	5.750%	1,719,097	1,814,650
CMO Series 2005-S1 Class 2A1
02/25/20	4.750%	781,770	801,371
Sequoia Mortgage Trust
CMO Series 2004-12 Class A3 (e)(f)
01/20/35	0.780%	1,325,905	1,035,635
Station Place Securitization Trust
CMO Series 2010-1 Class A (a)(e)(f)
12/20/40	1.282%	2,000,000	1,994,566
Structured Adjustable Rate Mortgage Loan Trust (e)(f)
CMO Series 2004-4 Class 5A

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

04/25/34	5.504%	$1,193,330	$1,142,195
CMO Series 2004-6 Class 5A4
06/25/34	4.939%	1,000,000	938,043
Structured Asset Mortgage Investments, Inc.
CMO Series 2004-AR5 Class 1A1 (e)(f)
10/19/34	0.874%	1,254,285	1,029,472
Structured Asset Securities Corp. (e)(f)
CMO Series 2003-34A Class 3A3
11/25/33	2.705%	902,761	838,570
CMO Series 2003-40A Class 3A2
01/25/34	2.534%	1,055,533	883,284
CMO Series 2004-4XS Class 1A5
02/25/34	5.490%	1,135,790	1,151,325
Series 2004-6XS Class A5A
03/25/34	5.530%	887,371	847,041
Structured Asset Securities Corp. (f)
CMO Series 2003-30 Class 1A5
10/25/33	5.500%	1,871,893	1,943,074
CMO Series 2004-21XS Class 2A4A
12/25/34	4.900%	2,000,000	1,999,296
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G (f)
06/15/28	6.750%	796,293	934,575
WaMu Mortgage Pass-Through Certificates (e)(f)
CMO Series 2003-AR5 Class A7
06/25/33	2.578%	823,770	786,268
CMO Series 2003-AR6 Class A1
06/25/33	2.572%	901,730	838,528
CMO Series 2003-AR7 Class A7
08/25/33	2.674%	1,445,987	1,351,683
CMO Series 2004-AR3 Class A2
06/25/34	2.930%	750,333	726,144
CMO Series 2004-S1 Class 1A3
03/25/34	0.663%	297,221	288,555
WaMu Mortgage Pass-Through Certificates (f)
CMO Series 2003-S8 Class A4
09/25/18	4.500%	380,342	386,278
CMO Series 2004-CB1 Class 3A2
06/25/34	5.500%	2,500,000	2,602,295
CMO Series 2004-CB3 Class 4A
10/25/19	6.000%	761,642	787,398
CMO Series 2004-S3 Class 1A5
07/25/34	5.000%	727,860	752,389
Washington Mutual MSC Mortgage Pass-Through Certificates
CMO Series 2003-MS2 Class 1A1 (f)
02/25/33	5.750%	1,156,910	1,209,833
Wells Fargo Mortgage Backed Securities Trust
CMO Series 2003-11 Class 1A10 (f)
10/25/18	4.750%	826,762	850,218
Wells Fargo Mortgage-Backed Securities Trust (e)(f)
CMO Series 2003-J Class 2A1
10/25/33	4.438%	778,844	780,089
CMO Series 2003-L Class 2A1
11/25/33	4.528%	858,323	815,528

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

CMO Series 2003N Class 2A2
12/25/33	4.729%	$1,159,254	$1,133,946
CMO Series 2004-EE Class 2A1
12/25/34	2.857%	266,508	253,859
CMO Series 2004-G Class A3
06/25/34	4.731%	550,000	534,707
CMO Series 2004-U Class A1
10/25/34	3.225%	1,285,029	1,209,706
CMO Series 2004-W Class A9
11/25/34	2.708%	1,835,269	1,644,625
CMO Series 2005-AR8 Class 2A1
06/25/35	2.808%	399,680	370,634
CMO Series 2005-AR9 Class 2A1
05/25/35	2.905%	837,307	777,374
Wells Fargo Mortgage-Backed Securities Trust (f)
CMO Series 2004-4 Class A9
05/25/34	5.500%	1,422,112	1,462,286
CMO Series 2004-8 Class A1
08/25/19	5.000%	545,919	563,586
CMO Series 2005-1 Class 2A1
01/25/20	5.000%	734,985	763,509
CMO Series 2005-14 Class 1A1
12/25/35	5.500%	927,192	941,930
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $202,543,762)			$200,299,166

Commercial Mortgage-Backed Securities - Agency 3.7%
Federal National Mortgage Association (f)
10/01/17	2.490%	1,475,313	1,499,531
10/01/17	2.690%	2,500,000	2,562,721
11/01/18	2.970%	1,972,846	2,032,134
11/01/20	3.230%	2,500,000	2,575,430
10/01/20	3.290%	1,500,000	1,550,961
09/01/20	3.505%	2,461,767	2,577,259
01/01/18	3.520%	2,500,000	2,649,629
03/01/18	3.800%	1,661,892	1,783,843
07/01/20	3.950%	2,000,000	2,151,744
01/01/21	4.050%	3,000,000	3,236,753
07/01/20	4.066%	2,500,000	2,689,706
11/01/19	4.130%	1,500,000	1,629,278
12/01/19	4.180%	2,684,360	2,925,320
04/01/20	4.228%	2,954,374	3,261,187
06/01/21	4.240%	2,000,000	2,185,185
04/01/21	4.250%	2,500,000	2,729,711
04/01/21	4.250%	2,000,000	2,183,769
06/01/21	4.340%	3,000,000	3,294,076
04/01/20	4.350%	1,500,000	1,651,726
02/01/20	4.369%	2,462,812	2,717,409
04/01/21	4.380%	2,500,000	2,756,448
05/01/21	4.390%	1,500,000	1,655,538
02/01/20	4.399%	8,000,000	8,834,112
07/01/26	4.450%	2,997,318	3,275,771
01/01/20	4.540%	1,469,429	1,635,379
01/01/20	4.600%	4,928,917	5,483,624
06/01/37	5.832%	1,280,172	1,445,682

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)

CMO Series 2011-M1 Class A3
06/25/21	3.763%	$1,500,000	$1,620,249
Total Commercial Mortgage-Backed Securities - Agency (Cost: $71,115,514)			$74,594,175

Commercial Mortgage-Backed Securities - Non-Agency 2.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc. (e)(f)
Series 2006-3 Class A4
07/10/44	5.889%	500,000	538,884
Banc of America Merrill Lynch Commercial Mortgage, Inc. (f)
Series 2005-3 Class AM
07/10/43	4.727%	1,000,000	986,179
Series 2006-5 Class A4
09/10/47	5.414%	400,000	417,543
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4 Class A3 (e)(f)
06/11/41	5.468%	1,100,000	1,179,649
CW Capital Cobalt Ltd. (f)(g)
CMO IO Series 2006-C1 Class IO
08/15/48	0.729%	23,087,357	560,446
CW Capital Cobalt Ltd. (f)
Series 2006-C1 Class A4
08/15/48	5.223%	1,200,000	1,249,183
Citigroup Commercial Mortgage Trust (e)(f)
Series 2005-C3 Class AM
05/15/43	4.830%	1,230,000	1,244,711
Citigroup Commercial Mortgage Trust (f)
Series 2006-C5 Class A4
10/15/49	5.431%	750,000	815,926
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class AM (e)(f)
07/15/44	5.222%	875,000	899,339
Commercial Mortgage Asset Trust
Series 1999-C1 Class D (e)(f)
01/17/32	7.350%	1,500,000	1,552,657
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C3 Class AM (f)
07/15/37	4.730%	1,000,000	1,000,779
Credit Suisse Mortgage Capital Certificates
Series 2006-C2 Class A3 (e)(f)
03/15/39	5.847%	1,300,000	1,361,062
FDIC Structured Sale Guaranteed Notes
Series 2010-C1 Class A (a)(f)
12/06/20	2.980%	2,175,511	2,257,658
GE Capital Commercial Mortgage Corp.
Series 2005-C1 Class AJ (e)(f)
06/10/48	4.826%	1,700,000	1,599,406
GMAC Commercial Mortgage Securities, Inc.
Series 2005-C1 Class AM (f)
05/10/43	4.754%	350,000	354,354

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

GS Mortgage Securities Corp. II
Series 2004-GG2 Class A6 (e)(f)
08/01/38	5.396%	$2,100,000	$2,251,411
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7 Class A4 (b)(e)(f)
07/10/38	5.881%	1,000,000	1,076,723
JP Morgan Chase Commercial Mortgage Securities Corp. (e)(f)
Series 2004-CB9 Class A4
06/12/41	5.365%	1,000,000	1,075,052
Series 2006-LDP9 Class A3SF
05/15/47	0.342%	1,000,000	899,584
JP Morgan Chase Commercial Mortgage Securities Corp. (f)
Series 2004-CB8 Class A4
01/12/39	4.404%	1,000,000	1,044,466
JPMorgan Chase Commercial Mortgage Securities Corp. (e)(f)
Series 2005-CB11 Class AJ
08/12/37	5.357%	1,000,000	892,476
JPMorgan Chase Commercial Mortgage Securities Corp. (e)(f)(g)
CMO IO Series 2006-CB15 Class X1
06/12/43	0.082%	92,157,944	657,547
JPMorgan Chase Commercial Mortgage Securities Corp. (f)
Series 2006-CB16 Class A4
05/12/45	5.552%	1,000,000	1,072,899
LB-UBS Commercial Mortgage Trust
Series 2004-C2 Class A4 (f)
03/15/36	4.367%	1,281,000	1,344,219
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class AJ (e)(f)
01/12/44	5.500%	1,000,000	887,219
Morgan Stanley Capital I (a)(e)(f)(g)
CMO IO Series 2006-T21 Class X
10/12/52	0.297%	101,945,064	874,994
Morgan Stanley Capital I (f)
Series 2004-HQ4 Class A7
04/14/40	4.970%	2,000,000	2,096,776
Morgan Stanley Reremic Trust (a)(f)
Series 2009-IO Class A2
07/17/56	5.000%	2,100,000	2,142,000
Series 2010-HQ4B Class A7A
04/16/40	4.970%	2,500,000	2,605,605
Series 2011-IO Class A
02/23/51	2.500%	3,022,309	3,014,753
NCUA Guaranteed Notes
CMO Series 2010-C1 Class APT (f)
10/29/20	2.650%	5,767,382	5,984,510
WF-RBS Commercial Mortgage Trust
Series 2011-C3 Class A4 (a)(f)
03/15/44	4.375%	1,200,000	1,189,609
Wachovia Bank Commercial Mortgage Trust (a)(f)(g)
CMO IO Series 2006-C24 Class XC
03/15/45	0.080%	153,610,776	682,493
Wachovia Bank Commercial Mortgage Trust (e)(f)
Series 2003-C9 Class A4
12/15/35	5.012%	2,000,000	2,110,800
Series 2004-C11 Class A5

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

01/15/41	5.215%	$1,305,000	$1,395,218
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $49,429,654)			$49,316,130

Asset-Backed Securities - Non-Agency 2.4%
AH Mortgage Advance Trust (a)
Series SART-1 Class A2
05/10/43	3.370%	3,000,000	2,988,000
Series SART-2 Class A1
09/15/43	3.270%	2,347,000	2,346,367
Series SART-2 Class B1
09/15/43	6.900%	800,000	799,636
Ally Auto Receivables Trust
Series 2010-3 Class A3
10/15/14	1.110%	1,385,000	1,392,430
Series 2010-3 Class A4
08/17/15	1.550%	536,000	544,489
Series 2011-1 Class A2
10/15/13	0.810%	462,438	462,669
Series 2011-1 Class A3
01/15/15	1.380%	465,000	469,976
AmeriCredit Automobile Receivables Trust
Series 2010-3 Class A3
04/08/15	1.140%	665,000	664,670
Series 2010-4 Class A2
05/08/14	0.960%	639,617	640,229
Series 2011-1 Class A2
06/09/14	0.840%	630,210	630,061
Series 2011-1 Class A3
09/08/15	1.390%	375,000	376,247
Series 2011-3 Class A2
11/10/14	0.840%	1,578,000	1,576,049
Series 2011-4 Class A3
05/09/16	1.170%	943,000	941,454
Arch Bay Asset-Backed Securities
Series 2010-2 Class A (a)(e)
04/25/57	4.125%	503,602	491,888
Asset-Backed Funding Certificates
Series 2005-AG1 Class A4
06/25/35	5.010%	1,194,993	1,105,014
Bear Stearns Asset-Backed Securities Trust
Series 2003-SD1 Class A (e)
12/25/33	0.712%	1,420,473	1,209,692
CNH Equipment Trust
Series 2010-C Class A3
05/15/15	1.170%	1,600,000	1,605,936
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-4 Class 1A5
05/25/33	5.416%	946,078	908,873
Chase Funding Mortgage Loan Asset-Backed Certificates (e)
Series 2003-2 Class 2A2
02/25/33	0.824%	926,888	781,619

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Series 2003-5 Class 1A4
02/25/30	4.396%	$576,932	$578,780
Series 2003-6 Class 1A5
11/25/34	5.350%	750,000	646,214
Chrysler Financial Auto Securitization Trust
Series 2010-A Class A3
08/08/13	0.910%	1,400,000	1,399,352
Credit Acceptance Auto Loan Trust
Series 2011-1 Class A (a)(c)
03/15/19	2.610%	917,000	916,794
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-CF2 Class 1A2 (a)
01/25/43	5.150%	613,643	598,533
Credit Suisse Mortgage Capital Certificates
CMO Series 2010-16 Class A3 (a)(e)
06/25/50	4.250%	800,000	740,356
Deutsche Mortgage Securities, Inc.
CMO Series 2009-RS2 Class 4A1 (a)(e)
04/26/37	0.366%	795,453	779,201
Federal National Mortgage Association
Series 2003-W16 Class AF5
11/25/33	4.762%	1,944,301	2,143,024
Ford Credit Auto Lease Trust
Series 2011-A Class A2
09/15/13	0.740%	840,000	839,339
GE Capital Credit Card Master Note Trust
Series 2009-2 Class A
07/15/15	3.690%	1,000,000	1,023,678
Harley-Davidson Motorcycle Trust
Series 2010-1 Class A3
02/15/15	1.160%	612,000	613,368
Huntington Auto Trust (a)
Series 2011-1A Class A3
01/15/16	1.010%	500,000	500,312
Series 2011-1A Class A4
11/15/16	1.310%	800,000	800,125
Hyundai Auto Receivables Trust
Series 2011-A Class A3
03/15/16	1.160%	410,000	412,582
Series 2011-A Class A4
03/15/16	1.780%	520,000	530,678
LAI Vehicle Lease Securitization Trust
Series 2010-A Class A (a)
03/15/16	2.550%	981,858	980,363
Lake Country Mortgage Loan Trust
Series 2006-HE1 Class A3 (a)(e)
07/25/34	0.585%	1,457,168	1,390,661
Madison Avenue Manufactured Housing Contract
Series 2002-A Class M2 (e)
03/25/32	2.468%	657,000	600,895
NCUA Guaranteed Notes
CMO Series 2010-A1 Class A
12/07/20	0.615%	414,992	415,834

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Newcastle Investment Trust
Series 2011-MH1 Class A (a)
12/10/33	2.450%	$536,093	$541,110
PennyMac Loan Trust
Series 2010-NPL1 Class A (a)(e)
05/25/50	4.250%	119,521	118,549
Residential Asset Mortgage Products, Inc. (e)
Series 2004-RS6 Class AI4
05/25/32	5.457%	734,917	728,970
Series 2005-EFC5 Class A3
10/25/35	0.590%	1,100,000	879,779
Series 2005-RZ4 Class A2
11/25/35	0.589%	549,127	522,968
Residential Asset Securities Corp.
Series 2005-KS Class A3 (e)
10/25/35	0.605%	1,000,000	942,852
Santander Drive Auto Receivables Trust
Series 2010-3 Class A3
06/16/14	1.200%	500,000	500,147
Santander Drive Auto Receivables Trust (a)
Series 2010A Class A4
06/15/17	2.390%	800,000	816,925
Series 2011-S2A Class B
06/15/17	2.060%	378,729	378,146
Saxon Asset Securities Trust
CMO Series 2003-1 Class AF6
06/25/33	4.795%	88,464	88,487
Structured Asset Investment Loan Trust
Series 2005-5 Class A9 (e)
06/25/35	0.617%	500,000	459,053
Structured Asset Securities Corp.
CMO Series 2004-5H Class A4
12/25/33	5.540%	2,041,003	1,991,507
Series 2005-NC1 Class A11
02/25/35	4.690%	1,680,490	1,660,035
Structured Asset Securities Corp. (e)
Series 2004-6XS Class A5B (AMBAC)
03/25/34	5.550%	1,064,845	1,017,232
Westlake Automobile Receivables Trust (a)
Series 2011-1A Class A2
07/15/13	1.080%	367,000	366,750
Series 2011-1A Class A3
06/16/14	1.490%	513,000	512,977

Total Asset-Backed Securities - Non-Agency (Cost: $47,654,017)			$47,370,875

Inflation-Indexed Bonds 0.1%
U.S. Treasury Inflation-Indexed Bond
01/15/29	2.500%	1,106,957	1,422,061
02/15/41	2.125%	1,063,600	1,358,830

Total Inflation-Indexed Bonds (Cost: $2,689,661)			$2,780,891

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 19.1%

U.S. Treasury
12/15/12	1.125%	$4,000,000	$4,044,064
02/28/14	1.875%	1,000,000	1,035,938
07/31/14	2.625%	20,500,000	21,770,036
01/31/15	2.250%	28,000,000	29,596,868
01/31/17	3.125%	15,000,000	16,617,180
03/31/17	3.250%	5,000,000	5,578,125
08/15/17	4.750%	3,745,000	4,509,212
08/15/27	6.375%	3,000,000	4,512,186
02/15/31	5.375%	500,000	703,360
02/15/36	4.500%	1,700,000	2,201,235
U.S. Treasury (b)
02/15/13	1.375%	8,500,000	8,630,156
04/15/13	1.750%	8,000,000	8,182,160
12/31/13	1.500%	5,140,000	5,276,128
09/30/14	2.375%	19,000,000	20,097,695
10/31/14	2.375%	25,000,000	26,462,900
12/31/14	2.625%	5,000,000	5,339,844
05/15/15	4.125%	8,050,000	9,068,196
12/31/16	3.250%	57,450,000	63,975,975
08/15/17	8.875%	9,215,000	13,272,475
05/15/19	3.125%	7,151,000	7,966,657
08/15/19	8.125%	15,417,000	22,967,722
02/15/20	8.500%	500,000	770,274
08/15/20	8.750%	28,500,000	45,009,964
08/15/28	5.500%	14,700,000	20,531,769
08/15/29	6.125%	5,000,000	7,493,750
U.S. Treasury (b)(k)
STRIPS
05/15/20	0.000%	13,136,000	11,150,389
08/15/20	0.000%	6,300,000	5,294,829
08/15/24	0.000%	1,000,000	715,942
02/15/30	0.000%	3,350,000	1,928,970
05/15/30	0.000%	1,500,000	856,624
U.S. Treasury (k)
STRIPS
11/15/20	0.000%	500,000	417,077
08/15/26	0.000%	1,000,000	658,509
02/15/29	0.000%	1,365,000	815,805
08/15/29	0.000%	1,800,000	1,055,677
11/15/29	0.000%	400,000	232,518
08/15/30	0.000%	1,800,000	1,018,728
11/15/30	0.000%	2,500,000	1,402,417
11/15/32	0.000%	350,000	182,828
05/15/33	0.000%	2,025,000	1,040,099
08/15/33	0.000%	3,000,000	1,527,744
11/15/33	0.000%	1,900,000	958,881
02/15/34	0.000%	900,000	450,114
05/15/34	0.000%	400,000	198,286

Total U.S. Treasury Obligations (Cost: $355,631,260)			$385,519,306

U.S. Government & Agency Obligations 12.5%
Federal Farm Credit Bank
11/15/18	5.125%	8,000,000	9,657,504
Federal Home Loan Banks (b)
12/16/16	4.750%	10,000,000	11,694,685

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations (continued)

Federal Home Loan Mortgage Corp. (b)
04/29/14	1.350%	$2,000,000	$2,039,910
04/18/16	5.250%	7,000,000	8,261,785
08/23/17	5.500%	34,000,000	41,484,624
11/17/17	5.125%	58,000,000	69,792,386
Federal National Mortgage Association (b)
07/05/14	0.000%	3,000,000	2,924,040
09/15/16	5.250%	10,000,000	11,915,650
05/11/17	5.000%	15,000,000	17,862,810
06/12/17	5.375%	36,000,000	43,658,856
Federal National Mortgage Association (k)
06/01/17	0.000%	10,000,000	9,087,130
STRIPS
11/15/21	0.000%	1,750,000	1,325,601
Residual Funding Corp.
STRIPS (k)
07/15/20	0.000%	2,000,000	1,655,664
Tennessee Valley Authority (b)
07/18/17	5.500%	11,000,000	13,295,216
Tennessee Valley Authority (k)
STRIPS
11/01/25	0.000%	1,000,000	627,397
U.S. Treasury (b)(k)
STRIPS
02/15/14	0.000%	5,000,000	4,956,680
U.S. Treasury (k)
STRIPS
02/15/28	0.000%	4,600,000	2,855,326

Total U.S. Government & Agency Obligations (Cost: $237,273,336)			$253,095,264

Foreign Government Obligations 0.6%
CANADA 0.1%

Province of Ontario Canada Senior Unsecured (d)
06/16/15	2.700%	1,840,000	1,933,546
Province of Quebec Canada (d)
01/30/26	6.350%	440,000	580,729
Total			2,514,275
ISRAEL 0.5%
Israel Government AID Bond (d)(k)
U.S. Government Guaranteed
03/15/19	0.000%	2,500,000	2,155,075
U.S. Government Guaranty
11/15/19	0.000%	1,501,000	1,263,239
02/15/20	0.000%	6,000,000	4,999,608
02/15/25	0.000%	2,250,000	1,484,435
Total			9,902,357

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (continued)

MEXICO —%

Mexico Government International Bond Senior Unsecured (d)
10/12/10	5.750%	$458,000	$451,130
Total Foreign Government Obligations (Cost: $12,463,530)			$12,867,762

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.2%

American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010
02/15/50	7.499%	1,265,000	1,697,289
New York State Dormitory Authority Revenue Bonds Build America Bonds Series 2010
03/15/40	5.600%	415,000	506,196
Port Authority of New York and New Jersey Revenue Bonds Taxable Consolidated 160th Series 2010
11/01/40	5.647%	835,000	977,376

Total Municipal Bonds (Cost: $2,573,192)			$3,180,861

	Shares	Value

Money Market Fund —%
Columbia Short-Term Cash Fund, 0.125% (l)(m)	905,078	$905,078
Total Money Market Fund (Cost: $905,078)		$905,078

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 17.6%

Asset-Backed Commercial Paper 2.1%

Alpine Securitization
10/12/11	0.200%	4,999,250	$4,999,250
10/14/11	0.190%	1,999,747	1,999,747
Aspen Funding Corp.
10/13/11	0.330%	4,998,579	4,998,579
Atlantis One
12/21/11	0.350%	11,989,500	11,989,500

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Asset-Backed Commercial Paper (continued)

Rheingold Securitization
10/11/11	0.500%	$2,999,542	$2,999,542
Royal Park Investments Funding Corp.
10/27/11	0.750%	4,997,187	4,997,187
Scaldis Capital LLC
10/04/11	0.550%	9,999,389	9,999,389
Total			41,983,194
Certificates of Deposit 11.5%
ABM AMRO Bank N.V.
10/12/11	0.310%	2,999,225	2,999,225
Bank of Montreal
02/29/12	0.350%	5,000,000	5,000,000
Bank of Nova Scotia
11/28/11	0.300%	5,000,000	5,000,000
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	1,998,081	1,998,081
Clydesdale Bank PLC
10/21/11	0.340%	7,493,489	7,493,489
10/25/11	0.330%	15,000,000	15,000,000
Commerzbank AG
10/03/11	0.380%	5,000,000	5,000,000
10/05/11	0.180%	5,000,000	5,000,000
Credit Industrial et Commercial
12/09/11	0.440%	10,000,000	10,000,000
Credit Suisse
10/04/11	0.190%	5,002,131	5,002,131
Deutsche Bank AG
10/19/11	0.290%	10,000,000	10,000,000
DnB NOR ASA
11/23/11	0.300%	5,000,000	5,000,000
03/01/12	0.450%	7,000,000	7,000,000
DnB NOR
10/06/11	0.140%	2,000,000	2,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/12/11	0.310%	5,000,000	5,000,000
10/21/11	0.320%	5,000,000	5,000,000
Lloyds Bank PLC
10/14/11	0.346%	11,000,000	11,000,000
National Bank of Canada
11/18/11	0.270%	10,000,000	10,000,000
Natixis
10/07/11	0.496%	15,000,000	15,000,000
Nordea Bank AB
12/09/11	0.310%	10,000,000	10,000,000
Rabobank
12/15/11	0.330%	5,000,550	5,000,550

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
01/20/12	0.272%	$12,000,000	$12,000,000
Royal Bank of Scotland
10/03/11	0.150%	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB
10/03/11	0.150%	10,000,000	10,000,000
Skandinaviska Enskilda Banken
10/11/11	0.250%	5,000,000	5,000,000
Standard Chartered Bank PLC
12/29/11	0.550%	4,993,058	4,993,058
Svenska Handelsbanken
11/23/11	0.300%	10,000,126	10,000,126
03/01/12	0.460%	4,000,000	4,000,000
Swedbank AB
10/24/11	0.260%	8,000,000	8,000,000
Union Bank of Switzerland
12/09/11	0.279%	18,000,000	18,000,000
United Overseas Bank Ltd.
10/28/11	0.270%	7,000,000	7,000,000
Total			231,486,660
Commercial Paper 0.3%
PB Capital Corp.
10/20/11	0.640%	4,997,422	4,997,422
The Commonwealth Bank of Australia
11/28/11	0.270%	1,998,590	1,998,590
Total			6,996,012
Other Short-Term Obligations 0.7%
Natixis Financial Products LLC
10/03/11	0.430%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Other Short-Term Obligations (continued)
The Goldman Sachs Group, Inc.
10/17/11	0.280%	$10,000,000	$10,000,000
Total			15,000,000
Repurchase Agreements 3.0%
MF Global Holdings Ltd. dated 09/30/11, matures 10/03/11, repurchase price $10,000,183 (n)
	0.220%	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 09/30/11, matures 10/03/11, repurchase price $5,000,067 (n)
	0.160%	5,000,000	5,000,000
Nomura Securities dated 09/30/11, matures 10/03/11, repurchase price $20,000,313 (n)
	0.150%	25,000,000	25,000,000
Pershing LLC dated 09/30/11, matures 10/03/11, repurchase price $10,000,150 (n)
	0.180%	10,000,000	10,000,000
Royal Bank of Canada dated 09/30/11, matures 10/03/11, repurchase price $9,921,870 (n)
	0.080%	9,921,804	9,921,804
Total			59,921,804
Total Investments of Cash Collateral Received for
Securities on Loan (Cost: $355,387,670)			$355,387,670
Total Investments (Cost: $2,301,596,955) (o)			$2,377,731,890 (p)
Other Assets & Liabilities, Net			(356,450,836)
Net Assets			$2,021,281,054

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $162,331,673 or 8.03% of net assets.

(b)	At September 30, 2011, security was partially or fully on loan.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $60,985,408 or 3.02% of net assets.
(e)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.
(f)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(h)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.

(i)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2011, the value of these securities amounted to $596,564, which represents 0.03% of net assets.

(j)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2011 was $1,415,309, representing 0.07% of net assets.  Information concerning such security holdings at September 30, 2011 was as follows:

	Acquisition
Security Description	Dates	Cost
NCUA Guaranteed Notes
CMO Series 2010-R3 Class 1A
0.825% 12/08/20	12/03/10	$1,406,742

(k)	Zero coupon bond.
(l)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(m)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$30,414,213	$272,889,467	$(302,398,602)	$—	$905,078	$33,650	$905,078

(n)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

MF Global Holdings Ltd. (0.220%)

Security Description	Value
Fannie Mae REMICS	$573,683
Federal Farm Credit Bank	10,502
Federal Home Loan Banks	241,691
Federal Home Loan Mortgage Corp	317,605
Federal National Mortgage Association	497,606
Freddie Mac Gold Pool	11,563
Freddie Mac REMICS	868,244
Ginnie Mae I Pool	1,286,552
Ginnie Mae II Pool	768,657
Government National Mortgage Association	2,531,836
United States Treasury Note/Bond	3,092,164
Total Market Value of Collateral Securities	$10,200,103

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value
Fannie Mae Grantor Trust	$49,182
Fannie Mae Pool	1,623,356
Fannie Mae REMICS	1,056,619
Fannie Mae Whole Loan	8,724
Federal Home Loan Bank of Chicago	10,376
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	54,653
Freddie Mac Gold Pool	897,056
Freddie Mac REMICS	1,378,851
Ginnie Mae II Pool	21,183
Total Market Value of Collateral Securities	$5,100,000

Nomura Securities (0.150%)

Security Description	Value
Ginnie Mae I Pool	$20,914,591
Ginnie Mae II Pool	4,585,409
Total Market Value of Collateral Securities	$25,500,000

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$2,781,332
Fannie Mae REMICS	1,764,955
Fannie Mae Whole Loan	19,876
Fannie Mae-Aces	38,676
Freddie Mac REMICS	3,290,498
Ginnie Mae I Pool	1,589,448
Government National Mortgage Association	715,215
Total Market Value of Collateral Securities	$10,200,000

Royal Bank of Canada (0.080%)

Security Description	Value
Fannie Mae Pool	$4,105,790
Freddie Mac Gold Pool	2,507,535
Freddie Mac Non Gold Pool	614,669
Freddie Mac REMICS	2,892,246
Total Market Value of Collateral Securities	$10,120,240

(o)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $2,301,597,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$85,851,000
Unrealized Depreciation	(9,716,000)
Net Unrealized Appreciation	$76,135,000

(p)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AMBAC	Ambac Assurance Corporation
CMO	Collateralized Mortgage Obligation
FDIC	Federal Deposit Insurance Corporation
IO	Interest Only
PO	Principal Only
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the

Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes
Airlines	$—	$745,043	$808,989	1,554,032
All Other Industries	—	271,204,117	—	271,204,117
Residential Mortgage-Backed Securities - Agency	—	715,151,563	4,505,000	719,656,563
Residential Mortgage-Backed Securities - Non-Agency	—	182,697,709	17,601,457	200,299,166
Commercial Mortgage-Backed Securities - Agency	—	74,594,175	—	74,594,175
Commercial Mortgage-Backed Securities - Non-Agency	—	44,159,377	5,156,753	49,316,130
Asset-Backed Securities - Non-Agency	—	46,038,246	1,332,629	47,370,875
Inflation-Indexed Bonds	—	2,780,891	—	2,780,891
U.S. Treasury Obligations	355,613,870	29,905,436	—	385,519,306
U.S. Government & Agency Obligations	—	253,095,264	—	253,095,264
Foreign Government Obligations	—	12,867,762	—	12,867,762
Municipal Bonds	—	3,180,861	—	3,180,861
Total Bonds	355,613,870	1,636,420,444	29,404,828	2,021,439,142

Other
Affiliated Money Market Fund(c)	905,078	—	—	905,078
Investments of Cash Collateral Received for Securities on Loan	—	355,387,670	—	355,387,670
Total Other	905,078	355,387,670	—	356,292,748
Total	$356,518,948	$1,991,808,114	$29,404,828	$2,377,731,890

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Bonds and Mortgage and Asset Backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential	Residential	Commercial
	Corporate	Mortgage- Backed	Mortgage- Backed	Mortgage- Backed	Asset-Backed
	Bonds &	Securities-	Securities -	Securities -	Securities -
	Notes	Agency	Non-Agency	Non-Agency	Non-Agency	Total
Balance as of December 31, 2010	$—	$690,645	$13,578,873	$3,197,303	$3,295,353	$20,762,174
Accrued discounts/premiums	(2,875)	—	31,978	(76)	(85,008)	(55,981)
Realized gain (loss)	—	—	1,415	1,121	—	2,536
Change in unrealized appreciation (depreciation)*	(41,271)	15,000	63,980	(23,382)	317	14,644
Sales	(14,964)	—	(2,811,424)	(377,691)	—	(3,204,079)
Purchases	868,099	4,490,000	15,364,811	5,556,781	916,795	27,196,486
Transfers into Level 3	—	—	1,498,125	—	500,525	1,998,650
Transfers out of Level 3	—	(690,645)	(10,126,301)	(3,197,303)	(3,295,353)	(17,309,602)
Balance as of September 30, 2011	$808,989	$4,505,000	$17,601,457	$5,156,753	$1,332,629	$29,404,828

*Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2011 was $14,644, which is comprised of Corporate Bonds & Notes of $(41,271), Residential Mortgage-Backed Securities - Agency of $15,000, Residential Mortgage-Backed Securities - Non-Agency of $63,980, Commercial Mortgage-Backed Securities - Non-Agency of $(23,382) and Asset-Backed Securities - Non-Agency of $317.

Financial Assets were transferred from Level 3 to Level 2 due to management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end and utilize a price provided by an approved vendor.

Financial Assets were transferred from Level 2 to Level 3 due to the utilization of single market quotations from broker dealers. As a result, as of period end, management determined to fair value the securities under consistently applied procedures established by and under the general supervision of the Board of trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Jennison Mid Cap Growth Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.1%
CONSUMER DISCRETIONARY 19.2%
Automobiles 0.5%
Harley-Davidson, Inc. (a)	126,826	$4,353,937
Hotels, Restaurants & Leisure 5.1%
Darden Restaurants, Inc.	259,518	11,094,394
Tim Hortons, Inc. (b)	359,378	16,632,014
Yum! Brands, Inc.	299,495	14,792,058
Total		42,518,466
Multiline Retail 3.6%
Dollar Tree, Inc. (a)(c)	270,454	20,313,800
Nordstrom, Inc. (a)	204,664	9,349,051
Total		29,662,851
Specialty Retail 7.5%
Bed Bath & Beyond, Inc. (c)	236,073	13,529,344
Guess?, Inc.	114,383	3,258,772
O’Reilly Automotive, Inc. (c)	174,248	11,610,144
Ross Stores, Inc.	188,303	14,817,563
TJX Companies, Inc.	256,898	14,250,132
Williams-Sonoma, Inc. (a)	136,191	4,193,321
Total		61,659,276
Textiles, Apparel & Luxury Goods 2.5%
Deckers Outdoor Corp. (c)	93,761	8,744,151
PVH Corp. (a)	202,502	11,793,716
Total		20,537,867
TOTAL CONSUMER DISCRETIONARY		158,732,397
CONSUMER STAPLES 5.9%
Food & Staples Retailing 0.7%
Whole Foods Market, Inc.	91,398	5,969,203
Food Products 3.1%
Bunge Ltd. (a)(b)	145,489	8,480,554
JM Smucker Co. (The)	128,955	9,399,530
Mead Johnson Nutrition Co.	116,765	8,036,935
Total		25,917,019
Household Products 1.8%
Church & Dwight Co., Inc.	339,979	15,027,072
Personal Products 0.3%
Herbalife Ltd. (b)	39,429	2,113,394
TOTAL CONSUMER STAPLES		49,026,688

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 7.9%
Energy Equipment & Services 2.1%
Cameron International Corp. (c)	235,965	$9,801,986
Nabors Industries Ltd. (b)(c)	246,031	3,016,340
Rowan Companies, Inc. (a)(c)	157,623	4,758,639
Total		17,576,965
Oil, Gas & Consumable Fuels 5.8%
Cimarex Energy Co. (a)	97,187	5,413,316
Cobalt International Energy, Inc. (a)(c)	338,433	2,609,318
Concho Resources, Inc. (a)(c)	100,972	7,183,148
Denbury Resources, Inc. (c)	586,884	6,749,166
Noble Energy, Inc.	132,132	9,354,946
Range Resources Corp. (a)	46,611	2,724,879
Southwestern Energy Co. (c)	403,485	13,448,155
Total		47,482,928
TOTAL ENERGY		65,059,893
FINANCIALS 5.3%
Capital Markets 2.1%
Eaton Vance Corp. (a)	479,276	10,673,477
TD Ameritrade Holding Corp.	484,753	7,128,293
Total		17,801,770
Commercial Banks 0.7%
First Republic Bank (c)	251,054	5,814,411
Insurance 0.8%
WR Berkley Corp. (a)	212,625	6,312,836
Real Estate Investment Trusts (REITs) 1.7%
Annaly Capital Management, Inc. (a)	862,778	14,347,998
TOTAL FINANCIALS		44,277,015
HEALTH CARE 14.6%
Biotechnology 2.6%
Alexion Pharmaceuticals, Inc. (c)	165,235	10,584,954
BioMarin Pharmaceutical, Inc. (a)(c)	205,789	6,558,496
United Therapeutics Corp. (a)(c)	106,702	4,000,258
Total		21,143,708
Health Care Equipment & Supplies 1.7%
CR Bard, Inc. (a)	68,829	6,025,291
IDEXX Laboratories, Inc. (c)	58,168	4,011,847
Neogen Corp. (a)(c)	128,145	4,449,194
Total		14,486,332

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 5.5%
DaVita, Inc. (c)	213,568	$13,384,306
Henry Schein, Inc. (a)(c)	215,003	13,332,336
Laboratory Corp. of America Holdings (a)(c)	115,232	9,109,090
Universal Health Services, Inc., Class B	274,421	9,330,314
Total		45,156,046
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc. (c)	128,220	4,006,875
Waters Corp. (a)(c)	154,806	11,686,305
Total		15,693,180
Pharmaceuticals 2.9%
Perrigo Co.	154,432	14,996,892
Valeant Pharmaceuticals International, Inc. (a)(b)	248,779	9,234,676
Total		24,231,568
TOTAL HEALTH CARE		120,710,834
INDUSTRIALS 10.8%
Aerospace & Defense 0.9%
ITT Corp.	171,701	7,211,442
Air Freight & Logistics 0.8%
Expeditors International of Washington, Inc. (a)	156,912	6,362,782
Building Products 0.2%
Owens Corning (a)(c)	98,857	2,143,220
Commercial Services & Supplies 1.5%
Iron Mountain, Inc. (a)	393,478	12,441,774
Electrical Equipment 2.8%
AMETEK, Inc.	312,577	10,305,664
Roper Industries, Inc. (a)	191,351	13,185,997
Total		23,491,661
Machinery 1.1%
IDEX Corp. (a)	290,377	9,048,147
Professional Services 1.6%
IHS, Inc., Class A (c)	68,640	5,134,958
Robert Half International, Inc. (a)	385,953	8,189,923
Total		13,324,881

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 0.6%
JB Hunt Transport Services, Inc.	132,822	$4,797,531
Trading Companies & Distributors 1.3%
Fastenal Co. (a)	328,747	10,940,700
TOTAL INDUSTRIALS		89,762,138
INFORMATION TECHNOLOGY 21.5%
Communications Equipment 2.4%
F5 Networks, Inc. (a)(c)	78,733	5,593,980
Finisar Corp. (a)(c)	360,928	6,330,677
Juniper Networks, Inc. (c)	230,313	3,975,202
Riverbed Technology, Inc. (a)(c)	205,816	4,108,087
Total		20,007,946
Computers & Peripherals 0.9%
NetApp, Inc. (c)	215,937	7,328,902
Electronic Equipment, Instruments & Components 1.8%
Amphenol Corp., Class A	185,988	7,582,731
FLIR Systems, Inc. (a)	303,415	7,600,545
Total		15,183,276
Internet Software & Services 2.0%
Rackspace Hosting, Inc. (a)(c)	96,679	3,300,621
VeriSign, Inc. (a)	468,423	13,401,582
Total		16,702,203
IT Services 3.0%
Alliance Data Systems Corp. (a)(c)	140,260	13,002,102
Gartner, Inc. (c)	145,422	5,070,865
Teradata Corp. (c)	124,752	6,677,975
Total		24,750,942
Semiconductors & Semiconductor Equipment 4.4%
Altera Corp.	251,585	7,932,475
Broadcom Corp., Class A (c)	325,456	10,834,430
Maxim Integrated Products, Inc. (a)	345,839	8,068,424
Xilinx, Inc. (a)	345,267	9,474,127
Total		36,309,456
Software 7.0%
Activision Blizzard, Inc.	234,677	2,792,656
Ariba, Inc. (a)(c)	282,611	7,831,151
Check Point Software Technologies Ltd. (a)(b)(c)	334,244	17,634,713
Intuit, Inc. (c)	209,963	9,960,645

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Red Hat, Inc. (c)	223,348	$9,438,686
Salesforce.com, Inc. (a)(c)	51,131	5,843,251
SuccessFactors, Inc. (a)(c)	192,029	4,414,747
Total		57,915,849
TOTAL INFORMATION TECHNOLOGY		178,198,574
MATERIALS 5.7%
Chemicals 3.7%
Albemarle Corp.	195,567	7,900,907
Ecolab, Inc. (a)	316,434	15,470,458
FMC Corp. (a)	99,549	6,884,809
Total		30,256,174
Metals & Mining 2.0%
Agnico-Eagle Mines Ltd. (b)	46,110	2,744,467
Eldorado Gold Corp. (b)	250,030	4,285,514
Reliance Steel & Aluminum Co. (a)	158,961	5,406,264
Silver Wheaton Corp. (b)	140,427	4,135,575
Total		16,571,820
TOTAL MATERIALS		46,827,994
TELECOMMUNICATION SERVICES 6.2%
Wireless Telecommunication Services 6.2%
American Tower Corp., Class A (c)	326,595	17,570,811
Crown Castle International Corp. (c)	473,398	19,253,097
NII Holdings, Inc. (c)	532,064	14,339,125
Total		51,163,033
TOTAL TELECOMMUNICATION SERVICES		51,163,033
Total Common Stocks (Cost: $784,543,980)		$803,758,566

	Shares	Value

Money Market Fund 2.9%
Columbia Short-Term Cash Fund, 0.125% (d)(e)	23,591,053	$23,591,053
Total Money Market Fund (Cost: $23,591,053)		$23,591,053

		Par/
	Effective	Principal/
Issuer	Yield	Shares	Value

Investments of Cash Collateral Received for Securities on Loan 24.7%
Asset-Backed Commercial Paper 3.2%
Alpine Securitization
10/12/11	0.200%	$4,999,250	$4,999,250
Atlantis One
12/21/11	0.350%	6,993,875	6,993,875
Cancara Asset Securitisation LLC
10/20/11	0.270%	4,998,725	4,998,725
10/25/11	0.270%	4,998,725	4,998,725
Rhein-Main Securitisation Ltd.
10/26/11	0.600%	1,998,800	1,998,800
Rheingold Securitization
10/25/11	0.600%	1,998,833	1,998,833
Total			25,988,208

Certificates of Deposit 13.7%
Bank of Montreal
11/14/11	0.250%	5,000,000	5,000,000
Bank of Nova Scotia
11/28/11	0.300%	4,000,000	4,000,000
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	1,998,081	1,998,081
Branch Banking & Trust Corporation
01/09/12	0.350%	4,000,000	4,000,000
Commerzbank AG
10/05/11	0.180%	4,000,000	4,000,000
10/06/11	0.370%	5,000,000	5,000,000
Credit Suisse
11/17/11	0.300%	5,000,000	5,000,000
Deutsche Bank AG
10/03/11	0.170%	5,000,000	5,000,000
10/19/11	0.290%	5,000,000	5,000,000
Development Bank of Singapore Ltd.
10/21/11	0.270%	4,000,000	4,000,000
DnB NOR ASA
11/23/11	0.300%	5,000,000	5,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/03/11	0.340%	4,000,000	4,000,000
10/21/11	0.320%	4,000,000	4,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
10/11/11	0.340%	2,000,000	2,000,000
Lloyds Bank PLC
10/14/11	0.346%	3,500,000	3,500,000
N.V. Bank Nederlandse Gemeenten
11/01/11	0.420%	5,000,000	5,000,000
National Australia Bank
11/18/11	0.255%	2,999,949	2,999,949
National Bank of Canada
11/18/11	0.270%	3,000,000	3,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Nordea Bank AB
12/09/11	0.310%	$6,000,000	$6,000,000
Rabobank
12/15/11	0.330%	5,000,550	5,000,550
Royal Bank of Canada
10/14/11	0.210%	3,000,986	3,000,986
Skandinaviska Enskilda Banken
10/11/11	0.250%	5,000,000	5,000,000
Svenska Handelsbanken
03/01/12	0.460%	5,000,000	5,000,000
Swedbank AB
10/24/11	0.260%	6,000,000	6,000,000
Union Bank of Switzerland
11/28/11	0.350%	3,000,000	3,000,000
12/09/11	0.279%	4,000,000	4,000,000
United Overseas Bank Ltd.
10/28/11	0.270%	4,000,000	4,000,000
Total			113,499,566
Commercial Paper 1.6%
Suncorp Metway Ltd.
10/11/11	0.290%	4,998,631	4,998,631
Westpac Securities NZ Ltd.
03/02/12	0.441%	7,982,204	7,982,204
Total			12,980,835

Other Short-Term Obligations 0.6%
The Goldman Sachs Group, Inc.
11/15/11	0.350%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Other Short-Term Obligations (continued)
Repurchase Agreements 5.6%
Cantor Fitzgerald & Co. dated 09/30/11, matures 10/03/11, repurchase price $5,000,058 (f)
	0.140%	$5,000,000	$5,000,000
MF Global Holdings Ltd. dated 09/30/11, matures 10/03/11, repurchase price $15,000,275 (f)
	0.220%	15,000,000	15,000,000
Mizuho Securities USA, Inc. dated 09/30/11, matures 10/03/11, repurchase price $5,000,067 (f)
	0.160%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 09/30/11, matures 10/03/11, repurchase price $5,000,038 (f)
	0.090%	5,000,000	5,000,000
Nomura Securities dated 09/30/11, matures 10/03/11, repurchase price $10,000,125 (f)
	0.150%	10,000,000	10,000,000
Royal Bank of Canada dated 09/30/11, matures 10/03/11, repurchase price $6,472,735 (f)
	0.080%	6,472,692	6,472,692
Total			46,472,692
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $203,941,301)			$203,941,301
Total Investments
(Cost: $1,012,076,334)			$1,031,290,920(g)
Other Assets & Liabilities, Net			(204,556,884)
Net Assets			$826,734,036

Notes to Portfolio of Investments
(a)	At September 30, 2011, security was partially or fully on loan.
(b)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $68,277,247 or 8.26% of net assets.
(c)	Non-income producing.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2011.

(e)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$13,678,787	$187,907,537	$(177,995,271)	$—	$23,591,053	$22,030	$23,591,053

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.140%)

Security Description	Value
Fannie Mae Interest Strip	$34,794
Fannie Mae Pool	3,059,611
Fannie Mae REMICS	215,974
Federal Home Loan Banks	48,685
Freddie Mac Non Gold Pool	1,045,188
Freddie Mac REMICS	257,303
Freddie Mac Strips	97,130
Ginnie Mae I Pool	54,969
Ginnie Mae II Pool	52,540
Government National Mortgage Association	72,833
United States Treasury Note/Bond	160,973
Total Market Value of Collateral Securities	$5,100,000

MF Global Holdings Ltd. (0.220%)

Security Description	Value
Fannie Mae REMICS	$860,524
Federal Farm Credit Bank	15,752
Federal Home Loan Banks	362,537
Federal Home Loan Mortgage Corp	476,407
Federal National Mortgage Association	746,409
Freddie Mac Gold Pool	17,344
Freddie Mac REMICS	1,302,367
Ginnie Mae I Pool	1,929,828
Ginnie Mae II Pool	1,152,985
Government National Mortgage Association	3,797,754
United States Treasury Note/Bond	4,638,247
Total Market Value of Collateral Securities	$15,300,154

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value
Fannie Mae Grantor Trust	$49,182
Fannie Mae Pool	1,623,356
Fannie Mae REMICS	1,056,619
Fannie Mae Whole Loan	8,724
Federal Home Loan Bank of Chicago	10,376
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	54,653
Freddie Mac Gold Pool	897,056
Freddie Mac REMICS	1,378,851
Ginnie Mae II Pool	21,183
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Fannie Mae Interest Strip	$1,339,350
Fannie Mae Pool	2,661,525
Fannie Mae REMICS	2,187
Freddie Mac Gold Pool	779,032
Freddie Mac Non Gold Pool	35,682
Freddie Mac REMICS	20,332
Freddie Mac Strips	164,852
Government National Mortgage Association	97,078
Total Market Value of Collateral Securities	$5,100,038

Nomura Securities (0.150%)

Security Description	Value
Ginnie Mae I Pool	$8,365,836
Ginnie Mae II Pool	1,834,164
Total Market Value of Collateral Securities	$10,200,000

Royal Bank of Canada (0.080%)

Security Description	Value
Fannie Mae Pool	$2,678,496
Freddie Mac Gold Pool	1,635,842
Freddie Mac Non Gold Pool	400,992
Freddie Mac REMICS	1,886,816
Total Market Value of Collateral Securities	$6,602,146

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets (b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$158,732,397	$—	$—	$158,732,397
Consumer Staples	49,026,688	—	—	49,026,688
Energy	65,059,893	—	—	65,059,893
Financials	44,277,015	—	—	44,277,015
Health Care	120,710,834	—	—	120,710,834
Industrials	89,762,138	—	—	89,762,138
Information Technology	178,198,574	—	—	178,198,574
Materials	46,827,994	—	—	46,827,994
Telecommunication Services	51,163,033	—	—	51,163,033
Total Equity Securities	803,758,566	—	—	803,758,566

Other
Affiliated Money Market Fund(c)	23,591,053	—	—	23,591,053
Investments of Cash Collateral Received for Securities on Loan	—	203,941,301	—	203,941,301
Total Other	23,591,053	203,941,301	—	227,532,354
Total	$827,349,619	$203,941,301	$—	$1,031,290,920

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Portfolio of Investments

Variable Portfolio – Marsico Growth Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.5%
CONSUMER DISCRETIONARY 37.2%
Distributors 0.7%
Li & Fung Ltd. (a)	6,476,000	$10,805,737
Diversified Consumer Services 0.3%
Sotheby’s (b)	171,062	4,716,179
Hotels, Restaurants & Leisure 12.5%
McDonald’s Corp.	512,280	44,988,430
Starbucks Corp.	1,168,489	43,572,955
Starwood Hotels & Resorts Worldwide, Inc. (b)	787,583	30,573,972
Wynn Resorts Ltd. (b)	296,294	34,097,513
Yum! Brands, Inc.	682,271	33,697,365
Total		186,930,235
Internet & Catalog Retail 6.6%
Amazon.com, Inc. (b)(c)	229,908	49,713,007
priceline.com, Inc. (c)	111,526	50,126,476
Total		99,839,483
Media 2.8%
British Sky Broadcasting Group PLC (a)	866,203	8,921,158
Time Warner, Inc. (b)	1,086,182	32,552,875
Total		41,474,033
Specialty Retail 7.1%
AutoZone, Inc. (c)	20,481	6,537,330
O’Reilly Automotive, Inc. (c)	260,474	17,355,383
Tiffany & Co. (b)	297,648	18,102,951
TJX Companies, Inc. (b)	1,157,018	64,179,789
Total		106,175,453
Textiles, Apparel & Luxury Goods 7.2%
Cie Financiere Richemont SA, ADR (a)	8,445,884	37,330,807
Coach, Inc. (b)	447,159	23,176,251
Nike, Inc., Class B	561,973	48,054,311
Total		108,561,369
TOTAL CONSUMER DISCRETIONARY		558,502,489
CONSUMER STAPLES 4.8%
Food Products 3.0%
Green Mountain Coffee Roasters, Inc. (b)(c)	238,677	22,182,641
Mead Johnson Nutrition Co.	343,699	23,656,802
Total		45,839,443

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products 1.8%
Estee Lauder Companies, Inc. (The), Class A (b)	304,211	$26,721,894
TOTAL CONSUMER STAPLES		72,561,337
ENERGY 6.2%
Energy Equipment & Services 3.2%
Halliburton Co.	1,133,194	34,585,081
National Oilwell Varco, Inc.	246,390	12,620,096
Total		47,205,177
Oil, Gas & Consumable Fuels 3.0%
Anadarko Petroleum Corp.	159,871	10,079,866
Continental Resources, Inc. (b)(c)	96,800	4,682,216
Occidental Petroleum Corp.	423,534	30,282,681
Total		45,044,763
TOTAL ENERGY		92,249,940
FINANCIALS 1.7%
Commercial Banks 1.7%
U.S. Bancorp (b)	1,082,933	25,492,243
TOTAL FINANCIALS		25,492,243
HEALTH CARE 4.0%
Biotechnology 2.1%
Biogen Idec, Inc. (c)	332,663	30,987,558
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc. (c)	464,639	14,519,969
Pharmaceuticals 0.9%
Allergan, Inc.	170,645	14,057,735
TOTAL HEALTH CARE		59,565,262
INDUSTRIALS 9.7%
Aerospace & Defense 2.5%
Precision Castparts Corp. (b)	238,241	37,036,946
Electrical Equipment 0.8%
Rockwell Automation, Inc.	229,409	12,846,904

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 1.8%
Danaher Corp.	659,941	$27,677,925
Machinery 2.4%
Cummins, Inc. (b)	237,339	19,381,103
Eaton Corp.	465,746	16,533,983
Total		35,915,086
Road & Rail 2.2%
Union Pacific Corp.	401,195	32,765,596
TOTAL INDUSTRIALS		146,242,457
INFORMATION TECHNOLOGY 18.7%
Computers & Peripherals 4.5%
Apple, Inc. (c)	175,480	66,889,466
Internet Software & Services 4.6%
Baidu, Inc., ADR (a)(b)(c)	431,214	46,101,089
Google, Inc., Class A (c)	30,136	15,501,356
Youku.com, Inc., ADR (a)(b)(c)	442,964	7,246,891
Total		68,849,336
IT Services 4.3%
Accenture PLC, Class A (a)	325,550	17,149,974
Visa, Inc., Class A	559,540	47,963,769
Total		65,113,743
Software 5.3%
Check Point Software Technologies Ltd. (a)(c)	284,895	15,031,060
Oracle Corp.	1,204,695	34,622,934
Red Hat, Inc. (c)	357,086	15,090,454
Salesforce.com, Inc. (b)(c)	129,655	14,816,974
Total		79,561,422
TOTAL INFORMATION TECHNOLOGY		280,413,967
MATERIALS 9.2%
Chemicals 9.0%
Dow Chemical Co. (The) (b)	920,331	20,670,634
Monsanto Co.	737,686	44,290,667
PPG Industries, Inc. (b)	354,115	25,021,766
Praxair, Inc. (b)	486,504	45,478,394
Total		135,461,461

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining 0.2%
Freeport-McMoRan Copper & Gold, Inc. (b)	99,724	$3,036,596
TOTAL MATERIALS		138,498,057
Total Common Stocks (Cost: $1,365,832,623)		$1,373,525,752

Preferred Stocks 0.4%
FINANCIALS 0.4%
Commercial Banks 0.4%
Wells Fargo & Co., 8.000% (b)	237,875	$6,560,592
TOTAL FINANCIALS		6,560,592
Total Preferred Stocks (Cost: $6,463,063)		$6,560,592

	Shares	Value

Money Market Fund 8.1%
Columbia Short-Term Cash Fund, 0.125% (d)(e)	121,693,290	$121,693,290
Total Money Market Fund (Cost: $121,693,290)		$121,693,290

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 22.3%
Asset-Backed Commercial Paper 4.1%
Alpine Securitization
10/12/11	0.200%	4,999,250	$4,999,250
Cancara Asset Securitisation LLC
10/03/11	0.250%	9,997,778	9,997,778
10/06/11	0.250%	6,998,639	6,998,639
Gemini Securitization Corporation (FKA Twin Towers)
10/06/11	0.300%	3,999,033	3,999,033
10/11/11	0.300%	6,998,075	6,998,075
Regency Markets No. 1 LLC
10/17/11	0.250%	9,997,778	9,997,778
10/18/11	0.250%	4,998,889	4,998,889
Rheingold Securitization
10/17/11	0.550%	9,995,875	9,995,875
10/25/11	0.600%	1,998,833	1,998,833

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
Royal Park Investments Funding Corp.
10/17/11	0.700%	$1,998,911	$1,998,911
Total			61,983,061
Certificates of Deposit 14.3%
ABM AMRO Bank N.V.
10/12/11	0.310%	6,998,192	6,998,192
Bank of Montreal
11/09/11	0.240%	10,000,067	10,000,067
Bank of Nova Scotia
11/28/11	0.300%	7,000,000	7,000,000
Banque et Caisse d’Epargne de l’Etat
10/14/11	0.400%	4,998,334	4,998,334
12/06/11	0.380%	1,998,081	1,998,081
Clydesdale Bank PLC
10/21/11	0.340%	4,995,659	4,995,659
Commerzbank AG
10/05/11	0.180%	10,000,000	10,000,000
Credit Industrial et Commercial
11/21/11	0.410%	10,000,000	10,000,000
Credit Suisse
11/17/11	0.300%	12,000,000	12,000,000
Deutsche Bank AG
10/19/11	0.290%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
10/21/11	0.270%	8,000,000	8,000,000
DnB NOR ASA
03/01/12	0.450%	8,000,000	8,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/21/11	0.320%	6,000,000	6,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
10/11/11	0.340%	2,000,000	2,000,000
Lloyds Bank PLC
10/14/11	0.346%	11,000,000	11,000,000
National Bank of Canada
11/18/11	0.270%	11,000,000	11,000,000
Natixis
10/07/11	0.496%	12,000,000	12,000,000
Nordea Bank AB
12/09/11	0.310%	12,000,000	12,000,000
Rabobank
12/15/11	0.330%	5,000,550	5,000,550
01/20/12	0.272%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Royal Bank of Canada
10/14/11	0.210%	$5,001,644	$5,001,644
Skandinaviska Enskilda Banken
10/11/11	0.250%	10,000,000	10,000,000
Standard Chartered Bank PLC
12/29/11	0.550%	6,990,282	6,990,282
01/03/12	0.460%	6,000,094	6,000,094
Svenska Handelsbanken
11/23/11	0.300%	10,000,126	10,000,126
Union Bank of Switzerland
12/09/11	0.279%	13,000,000	13,000,000
Total			213,983,029
Commercial Paper 2.6%
ERSTE ABWICKLUNGSANSTALT
10/28/11	0.320%	4,998,622	4,998,622
PB Capital Corp.
10/20/11	0.640%	4,997,422	4,997,422
Skandinaviska Enskilda Banken AB
10/21/11	0.240%	5,998,600	5,998,600
Suncorp Metway Ltd.
10/06/11	0.290%	8,997,825	8,997,825
10/11/11	0.290%	2,999,178	2,999,178
11/28/11	0.380%	4,996,359	4,996,359
The Commonwealth Bank of Australia
11/28/11	0.270%	4,996,475	4,996,475
Total			37,984,481
Other Short-Term Obligations 0.7%
Natixis Financial Products LLC
10/03/11	0.430%	2,900,000	2,900,000
The Goldman Sachs Group, Inc.
10/17/11	0.280%	3,000,000	3,000,000
12/14/11	0.420%	5,000,000	5,000,000
Total			10,900,000
Repurchase Agreements 0.6%
Royal Bank of Canada dated 09/30/11, matures 10/03/11, repurchase price $9,356,544 (f)
	0.080%	9,356,482	9,356,482
Total			9,356,482
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $334,207,053)			$334,207,053
Total Investments
(Cost: $1,828,196,029)			$1,835,986,687(g)
Other Assets & Liabilities, Net			(334,516,148)
Net Assets			$1,501,470,539

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at September 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation

State Street Bank	Oct. 5, 2011	363,780	233,106	$—	$(275)
		(USD)	(GBP)

Notes to Portfolio of Investments

(a)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $142,586,716 or 9.50% of net assets.
(b)	At September 30, 2011, security was partially or fully on loan.
(c)	Non-income producing.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(e)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$26,447,583	$678,345,365	$(583,099,658)	$—	$121,693,290	$94,602	$121,693,290

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Royal Bank of Canada (0.080%)

Security Description	Value

Fannie Mae Pool	$3,871,851
Freddie Mac Gold Pool	2,364,661
Freddie Mac Non Gold Pool	579,647
Freddie Mac REMICS	2,727,452
Total Market Value of Collateral Securities	$9,543,611

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

GBP	Pound Sterling
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$501,444,786	$57,057,703	$—	$558,502,489
Consumer Staples	72,561,337	—	—	72,561,337
Energy	92,249,940	—	—	92,249,940
Financials	25,492,243	—	—	25,492,243
Health Care	59,565,262	—	—	59,565,262
Industrials	146,242,457	—	—	146,242,457
Information Technology	280,413,967	—	—	280,413,967
Materials	138,498,057	—	—	138,498,057
Preferred Stocks
Financials	6,560,592	—	—	6,560,592
Total Equity Securities	1,323,028,641	57,057,703	—	1,380,086,344

Other
Affiliated Money Market Fund(c)	121,693,290	—	—	121,693,290
Investments of Cash Collateral Received for Securities on Loan	—	334,207,053	—	334,207,053
Total Other	121,693,290	334,207,053	—	455,900,343

Investments in Securities	1,444,721,931	391,264,756	—	1,835,986,687
Derivatives(d)
Liabilities
Forward Foreign Currency Exchange Contracts	—	(275)	—	(275)
Total	$1,444,721,931	$391,264,481	$—	$1,835,986,412

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – MFS Value Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.4%
CONSUMER DISCRETIONARY 9.5%
Auto Components 0.8%
Johnson Controls, Inc. (a)	474,265	$12,506,368
Automobiles 0.2%
General Motors Co. (a)(b)	154,840	3,124,671
Hotels, Restaurants & Leisure 0.5%
McDonald’s Corp.	84,939	7,459,343
Household Durables 0.1%
Pulte Group, Inc. (a)(b)	461,234	1,821,874
Leisure Equipment & Products 1.0%
Hasbro, Inc.	450,191	14,680,729
Media 4.1%
Comcast Corp. (a)	488,540	10,107,893
Omnicom Group, Inc. (a)	443,975	16,356,039
Viacom, Inc., Class B	380,460	14,739,020
Walt Disney Co. (The)	700,138	21,116,162
Total		62,319,114
Multiline Retail 1.9%
Kohl’s Corp. (a)	124,330	6,104,603
Target Corp.	485,910	23,829,026
Total		29,933,629
Specialty Retail 0.9%
Advance Auto Parts, Inc. (a)	165,732	9,629,029
Staples, Inc.	348,115	4,629,930
Total		14,258,959
TOTAL CONSUMER DISCRETIONARY		146,104,687
CONSUMER STAPLES 13.4%
Beverages 2.8%
Diageo PLC (c)	1,349,764	25,735,453
PepsiCo, Inc.	284,350	17,601,265
Total		43,336,718
Food & Staples Retailing 0.7%
CVS Caremark Corp.	310,918	10,440,627
Food Products 4.1%
General Mills, Inc.	712,720	27,418,338
JM Smucker Co. (The) (a)	58,907	4,293,731
Kellogg Co. (a)	204,139	10,858,154

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Nestlé SA, Registered Shares (c)	371,251	$20,438,371
Total		63,008,594
Household Products 0.5%
Procter & Gamble Co. (The)	129,191	8,162,287
Tobacco 5.3%
Altria Group, Inc.	451,164	12,095,707
Philip Morris International, Inc.	932,271	58,155,065
Reynolds American, Inc. (a)	279,090	10,460,293
Total		80,711,065
TOTAL CONSUMER STAPLES		205,659,291
ENERGY 8.0%
Energy Equipment & Services 0.5%
Transocean Ltd. (c)	167,860	8,013,637
Oil, Gas & Consumable Fuels 7.5%
Apache Corp.	223,805	17,958,113
Chevron Corp.	369,026	34,142,286
EOG Resources, Inc. (a)	94,181	6,687,793
Exxon Mobil Corp.	366,015	26,583,669
Hess Corp.	116,865	6,130,738
Occidental Petroleum Corp.	326,065	23,313,647
Total		114,816,246
TOTAL ENERGY		122,829,883
FINANCIALS 19.6%
Capital Markets 6.1%
Bank of New York Mellon Corp. (The)	1,367,946	25,430,116
BlackRock, Inc.	102,915	15,232,449
Franklin Resources, Inc. (a)	39,080	3,737,611
Goldman Sachs Group, Inc. (The)	397,181	37,553,464
State Street Corp.	347,916	11,188,979
Total		93,142,619
Commercial Banks 2.8%
PNC Financial Services Group, Inc.	232,853	11,221,186
SunTrust Banks, Inc. (a)	121,350	2,178,232
Wells Fargo & Co.	1,203,922	29,038,599
Total		42,438,017
Diversified Financial Services 3.6%
Bank of America Corp.	2,147,172	13,140,693
JPMorgan Chase & Co.	1,277,013	38,463,631

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
Moody’s Corp. (a)	150,080	$4,569,936
Total		56,174,260
Insurance 7.1%
ACE Ltd. (c)	224,617	13,611,790
AON Corp.	381,955	16,034,471
Chubb Corp. (The)	204,029	12,239,700
MetLife, Inc.	1,009,640	28,280,016
Prudential Financial, Inc. (a)	445,046	20,854,856
Travelers Companies, Inc. (The)	374,308	18,240,029
Total		109,260,862
TOTAL FINANCIALS		301,015,758
HEALTH CARE 13.2%
Health Care Equipment & Supplies 3.0%
Becton Dickinson and Co.	212,843	15,605,649
Medtronic, Inc.	642,275	21,349,221
St. Jude Medical, Inc.	265,898	9,622,848
Total		46,577,718
Health Care Providers & Services 0.6%
Quest Diagnostics, Inc. (a)	175,480	8,661,693
Life Sciences Tools & Services 0.6%
Thermo Fisher Scientific, Inc. (a)(b)	182,352	9,234,305
Pharmaceuticals 9.0%
Abbott Laboratories	690,008	35,287,009
Johnson & Johnson	753,419	48,000,325
Merck & Co., Inc.	172,523	5,643,227
Pfizer, Inc.	2,215,843	39,176,104
Roche Holding AG, Genusschein Shares (c)	56,647	9,149,178
Total		137,255,843
TOTAL HEALTH CARE		201,729,559
INDUSTRIALS 14.7%
Aerospace & Defense 8.5%
Honeywell International, Inc. (a)	518,975	22,788,192
Huntington Ingalls Industries, Inc. (a)(b)	56,190	1,367,103
Lockheed Martin Corp. (a)	757,601	55,032,137
Northrop Grumman Corp. (a)	307,260	16,026,681
United Technologies Corp.	502,216	35,335,918
Total		130,550,031

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Construction & Engineering 0.1%
Fluor Corp.	50,310	$2,341,930
Industrial Conglomerates 3.5%
3M Co.	304,605	21,867,593
Danaher Corp. (a)	414,738	17,394,112
Tyco International Ltd. (c)	336,700	13,720,525
Total		52,982,230
Machinery 1.5%
Eaton Corp.	203,068	7,208,914
Stanley Black & Decker, Inc. (a)	317,691	15,598,628
Total		22,807,542
Professional Services 0.5%
Dun & Bradstreet Corp. (The)	129,288	7,920,183
Road & Rail 0.6%
Canadian National Railway Co. (c)	130,566	8,693,084
TOTAL INDUSTRIALS		225,295,000
INFORMATION TECHNOLOGY 10.5%
Communications Equipment 0.8%
Cisco Systems, Inc.	747,106	11,572,672
Computers & Peripherals 0.4%
Hewlett-Packard Co.	268,387	6,025,288
IT Services 5.7%
Accenture PLC, Class A (a)(c)	577,494	30,422,384
Fiserv, Inc. (b)	16,062	815,468
International Business Machines Corp.	208,902	36,564,117
Mastercard, Inc., Class A	36,607	11,610,276
Western Union Co. (The)	553,694	8,465,981
Total		87,878,226
Semiconductors & Semiconductor Equipment 1.4%
ASML Holding NV, NY Registered Shares, ADR (a)(c)	172,280	5,950,551
Intel Corp.	719,355	15,343,842
Total		21,294,393
Software 2.2%
Oracle Corp.	1,167,597	33,556,738

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
TOTAL INFORMATION TECHNOLOGY		$160,327,317
MATERIALS 3.0%
Chemicals 3.0%
Air Products & Chemicals, Inc.	209,665	16,012,116
PPG Industries, Inc. (a)	229,812	16,238,516
Sherwin-Williams Co. (The)	188,550	14,013,036
Total		46,263,668
TOTAL MATERIALS		46,263,668
TELECOMMUNICATION SERVICES 4.5%
Diversified Telecommunication Services 3.0%
AT&T, Inc.	1,626,155	46,377,941
Wireless Telecommunication Services 1.5%
Vodafone Group PLC (c)	8,534,864	21,996,754
TOTAL TELECOMMUNICATION SERVICES		68,374,695
UTILITIES 2.0%
Electric Utilities 0.4%
PPL Corp.	210,356	6,003,560
Multi-Utilities 1.6%
PG&E Corp.	422,903	17,893,026
Public Service Enterprise Group, Inc. (a)	211,428	7,055,353
Total		24,948,379
TOTAL UTILITIES		30,951,939
Total Common Stocks (Cost: $1,578,155,018)		$1,508,551,797

Convertible Preferred Stocks 0.2%
UTILITIES 0.2%
Electric Utilities 0.2%
PPL Corp., 9.500%	48,000	$2,663,521
TOTAL UTILITIES		2,663,521
Total Convertible Preferred Stocks (Cost: $2,469,601)		$2,663,521

	Shares	Value

Money Market Fund 1.9%
Columbia Short-Term Cash Fund, 0.125% (d)(e)	29,174,436	$29,174,436
Total Money Market Fund (Cost: $29,174,436)		$29,174,436

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 10.5%
Asset-Backed Commercial Paper 2.2%
Alpine Securitization
10/12/11	0.200%	$9,998,500	$9,998,500
Atlantis One
10/20/11	0.200%	4,999,166	4,999,166
Cancara Asset Securitisation LLC
10/25/11	0.270%	1,999,490	1,999,490
Regency Markets No. 1 LLC
10/17/11	0.250%	9,997,778	9,997,778
Royal Park Investments Funding Corp.
10/17/11	0.700%	6,996,189	6,996,189
Total			33,991,123
Certificates of Deposit 6.6%
ABM AMRO Bank N.V.
10/12/11	0.310%	9,997,417	9,997,417
Bank of Montreal
11/14/11	0.250%	2,000,000	2,000,000
Bank of Nova Scotia
11/28/11	0.300%	4,000,000	4,000,000
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	4,995,202	4,995,202
Commerzbank AG
10/06/11	0.370%	9,000,000	9,000,000
Credit Suisse
11/17/11	0.300%	4,000,000	4,000,000
Deutsche Bank AG
10/19/11	0.290%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
10/21/11	0.270%	5,000,000	5,000,000
DnB NOR ASA
11/23/11	0.300%	7,000,000	7,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/03/11	0.340%	4,000,000	4,000,000
10/12/11	0.310%	5,000,000	5,000,000
10/21/11	0.320%	3,000,000	3,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
10/11/11	0.340%	3,000,000	3,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Lloyds Bank PLC
10/14/11	0.346%	$3,000,000	$3,000,000
Nordea Bank AB
12/09/11	0.310%	10,000,000	10,000,000
Rabobank
12/15/11	0.330%	10,001,100	10,001,100
Svenska Handelsbanken
11/23/11	0.300%	2,000,025	2,000,025
Union Bank of Switzerland
11/28/11	0.350%	5,000,000	5,000,000
Total			100,993,744
Commercial Paper 0.6%
Suncorp Metway Ltd.
11/28/11	0.380%	4,996,358	4,996,358

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
The Commonwealth Bank of Australia
11/28/11	0.270%	$4,996,475	$4,996,475
Total			9,992,833
Other Short-Term Obligations 0.5%
The Goldman Sachs Group, Inc.
12/14/11	0.420%	7,000,000	7,000,000
Repurchase Agreements 0.6%
Royal Bank of Canada dated 09/30/11, matures 10/03/11, repurchase price $9,554,223 (f)
	0.080%	9,554,159	9,554,159
Total			9,554,159
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $161,531,859)			$161,531,859
Total Investments
(Cost: $1,771,330,914)			$1,701,921,613(g)
Other Assets & Liabilities, Net			(168,064,904)
Net Assets			$1,533,856,709

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at September 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Oct. 4, 2011	828,471	1,293,178	$1,260	$—
		(GBP)	(USD)
JP Morgan Securities, Inc.	Oct. 4, 2011	357,938	558,842	673	—
		(GBP)	(USD)
Deutsche Bank	Oct. 5, 2011	845,581	1,321,967	5,367	—
		(GBP)	(USD)
Total				$7,300	$—

Notes to Portfolio of Investments
(a)	At September 30, 2011, security was partially or fully on loan.
(b)	Non-income producing.
(c)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $157,731,727 or 10.28% of net assets.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2011.

(e)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$18,185,654	$217,691,337	$(206,702,555)	$—	$29,174,436	$32,880	$29,174,436

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Royal Bank of Canada (0.080%)

Security Description	Value

Fannie Mae Pool	$3,953,653
Freddie Mac Gold Pool	2,414,620
Freddie Mac Non Gold Pool	591,893
Freddie Mac REMICS	2,785,076
Total Market Value of Collateral Securities	$9,745,242

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
GBP	Pound Sterling
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as

Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$146,104,687	$—	$—	$146,104,687
Consumer Staples	159,485,467	46,173,824	—	205,659,291
Energy	122,829,883	—	—	122,829,883
Financials	301,015,758	—	—	301,015,758
Health Care	192,580,381	9,149,178	—	201,729,559
Industrials	225,295,000	—	—	225,295,000
Information Technology	160,327,317	—	—	160,327,317
Materials	46,263,668	—	—	46,263,668
Telecommunication Services	46,377,941	21,996,754	—	68,374,695
Utilities	30,951,939	—	—	30,951,939
Convertible Preferred Stocks
Utilities	—	2,663,521	—	2,663,521
Total Equity Securities	1,431,232,041	79,983,277	—	1,511,215,318

Other
Affiliated Money Market Fund(c)	29,174,436	—	—	29,174,436
Investments of Cash Collateral Received for Securities on Loan	—	161,531,859	—	161,531,859
Total Other	29,174,436	161,531,859	—	190,706,295

Investments in Securities	1,460,406,477	241,515,136	—	1,701,921,613
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	7,300	—	7,300
Total	$1,460,406,477	$241,522,436	$—	$1,701,928,913

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

Investments in Affiliated Funds

Variable Portfolio – Moderate Portfolio

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 46.6%
Global Real Estate 1.0%
Variable Portfolio - Morgan Stanley Global Real Estate Fund (a)	18,679,307	$175,211,902
International 12.1%
Columbia Variable Portfolio - Emerging Markets Opportunity Fund (a)	16,426,193	215,183,124
Variable Portfolio - AllianceBernstein International Value Fund (a)	58,387,376	486,950,711
Variable Portfolio - Columbia Wanger International Equities Fund (a)	21,658,312	218,315,786
Variable Portfolio - Invesco International Growth Fund (a)	72,932,812	722,034,839
Variable Portfolio - Mondrian International Small Cap Fund (a)	11,824,266	124,391,282
Variable Portfolio - Pyramis® International Equity Fund (a)	43,710,368	404,758,010
Total		2,171,633,752
U.S. Large Cap 24.8%
Columbia Variable Portfolio - Diversified Equity Income Fund (a)(b)	52,907,349	598,911,192
Variable Portfolio - American Century Growth Fund (a)(b)	63,528,252	646,717,605
Variable Portfolio - Columbia Wanger U.S. Equities Fund (a)(b)	21,881,483	222,753,500
Variable Portfolio - Davis New York Venture Fund (a)(b)	54,801,324	476,223,507
Variable Portfolio - MFS Value Fund (a)(b)	65,841,235	634,051,091
Variable Portfolio - Marsico Growth Fund (a)(b)	58,821,281	624,093,795
Variable Portfolio - NFJ Dividend Value Fund (a)(b)	62,403,954	648,377,081
Variable Portfolio - Nuveen Winslow Large Cap Growth Fund (a)(b)	59,057,564	615,970,388
Total		4,467,098,159
U.S. Mid Cap 5.4%
Columbia Variable Portfolio - Mid Cap Value Opportunity Fund (a)(b)	31,651,240	284,228,132
Variable Portfolio - Goldman Sachs Mid Cap Value Fund (a)(b)	36,576,905	346,383,288
Variable Portfolio - Jennison Mid Cap Growth Fund (a)(b)	32,563,191	341,913,511
Total		972,524,931
U.S. Small Cap 3.3%
Variable Portfolio - Partners Small Cap Growth Fund (a)(b)	14,760,152	152,472,369

	Shares	Value

Equity Funds (continued)
U.S. Small Cap (continued)
Variable Portfolio - Partners Small Cap Value Fund (a)(b)	35,344,199	$447,457,562
Total		599,929,931
Total Equity Funds (Cost: $8,297,172,583)		$8,386,398,675

Fixed-Income Funds 53.4%
Floating Rate 2.1%
Variable Portfolio - Eaton Vance Floating-Rate Income Fund (a)	39,293,998	379,187,080
Global Bond 3.1%
Columbia Variable Portfolio - Global Bond Fund (a)	48,027,671	561,923,754
Inflation Protected Securities 7.1%
Columbia Variable Portfolio - Global Inflation Protected Securities Fund (a)	135,904,354	1,267,987,619
Investment Grade 37.9%
Columbia Variable Portfolio - Diversified Bond Fund (a)	100,084,816	1,103,935,518
Columbia Variable Portfolio - Income Opportunities Fund (a)	59,136,646	555,884,475
Columbia Variable Portfolio - Limited Duration Credit Fund (a)	123,813,787	1,261,662,489
Columbia Variable Portfolio - Short Duration U.S. Government Fund (a)	31,883,332	332,224,321
Variable Portfolio - American Century Diversified Bond Fund (a)	103,802,802	1,133,526,591
Variable Portfolio - J.P. Morgan Core Bond Fund (a)	101,055,518	1,090,389,042
Variable Portfolio - PIMCO Mortgage-Backed Securities Fund (a)	55,065,997	580,395,609
Variable Portfolio - Wells Fargo Short Duration Government Fund (a)	73,885,530	758,804,392
Total		6,816,822,437
Multisector 3.2%
Columbia Variable Portfolio - Strategic Income Fund (a)	68,072,241	567,722,488
Total Fixed-Income Funds (Cost: $9,509,870,957)		$9,593,643,378

Money Market Fund —%
Columbia Variable Portfolio - Cash Management Fund, 0.010% (c)	317,024	317,024
Total Money Market Fund (Cost: $317,024)		$317,024
Total Investments in Affiliated Funds
(Cost: $17,807,360,564)		$17,980,359,077(d)
Other Assets and Liabilities		(179,755)
Net Assets		$17,980,179,322

Notes to Investments in Affiliated Funds

(a)

The Fund does not invest in underlying funds for the purpose of exercising management control. At September 30, 2011, the Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held
Columbia VP- Strategic Income Fund	55.11%
VP – J.P. Morgan Core Bond Fund	53.96
VP - American Century Diversified Bond Fund	50.31
Columbia VP -Limited Duration Credit Fund	48.98
VP- Morgan Stanley Global Real Estate Fund	48.34
Columbia VP -Income Opportunities Fund	48.28
VP - PIMCO Mortgage-Backed Securities Fund	47.86
VP – Columbia Wanger International Equities Fund	45.92
Columbia VP -Global Inflation Protected Securities Fund	45.60
VP – Goldman Sachs Mid Cap Value Fund	44.69
VP - Invesco International Growth Fund	44.02
VP - Wells Fargo Short Duration Government Fund	43.61
VP - Mondrian International Small Cap Fund	43.17
VP - Eaton Vance Floating-Rate Income Fund	42.56
VP- American Century Growth Fund	42.11
VP - NFJ Dividend Value Fund	42.05
VP – Marsico Growth Fund	41.55
VP – AllianceBernstein International Value Fund	41.38
VP - MFS Value Fund	41.34
VP - Jennison Mid Cap Growth Fund	41.32
VP - Nuveen Winslow Large Cap Growth Fund	40.99
VP- Pyramis International Equity Fund	40.20
VP – Davis New York Venture Fund	40.08
VP – Columbia Wanger U.S. Equities Fund	37.84
Columbia VP -Mid Cap Value Opportunity Fund	35.72
VP- Partners Small Cap Value Fund	35.26
Columbia VP -Global Bond Fund	34.38
VP- Partners Small Cap Growth Fund	33.74
Columbia VP -Diversified Bond Fund	27.45
Columbia VP -Short Duration U.S. Government Fund	27.24
Columbia VP -Emerging Markets Opportunity Fund	26.38
Columbia VP -Diversified Equity Income Fund	22.17

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$17,980,359,077	$—	$—	$17,980,359,077

(a) There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Variable Portfolio — Moderately Aggressive Portfolio

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 62.9%
Global Real Estate 0.9%
Variable Portfolio - Morgan Stanley Global Real Estate Fund (a)	11,407,051	$106,998,139
International 15.5%
Columbia Variable Portfolio - Emerging Markets Opportunity Fund (a)	11,851,663	155,256,779
Variable Portfolio - AllianceBernstein International Value Fund (a)	50,442,972	420,694,387
Variable Portfolio - Columbia Wanger International Equities Fund (a)	14,440,841	145,563,676
Variable Portfolio - Invesco International Growth Fund (a)	57,750,212	571,727,096
Variable Portfolio - Mondrian International Small Cap Fund (a)	8,433,805	88,723,631
Variable Portfolio - Pyramis® International Equity Fund (a)	40,451,662	374,582,393
Total		1,756,547,962
U.S. Large Cap 34.7%
Columbia Variable Portfolio - Diversified Equity Income Fund (a) (b)	46,359,451	524,788,978
Variable Portfolio - American Century Growth Fund (a)(b)	55,052,466	560,434,108
Variable Portfolio - Columbia Wanger U.S. Equities Fund (a)(b)	21,964,001	223,593,534
Variable Portfolio - Davis New York Venture Fund (a)(b)	47,731,461	414,786,398
Variable Portfolio - MFS Value Fund (a)(b)	57,372,177	552,494,066
Variable Portfolio - Marsico Growth Fund (a) (b)	52,092,105	552,697,231
Variable Portfolio - NFJ Dividend Value Fund (a)(b)	52,795,675	548,547,060
Variable Portfolio - Nuveen Winslow Large Cap Growth Fund (a)(b)	53,630,539	559,366,521
Total		3,936,707,896
U.S. Mid Cap 6.7%
Columbia Variable Portfolio - Mid Cap Value Opportunity Fund (a)(b)	27,002,325	242,480,877
Variable Portfolio - Goldman Sachs Mid Cap Value Fund (a)(b)	25,799,735	244,323,490
Variable Portfolio - Jennison Mid Cap Growth Fund (a)(b)	25,968,379	272,667,986
Total		759,472,353
U.S. Small Cap 5.1%
Variable Portfolio - Partners Small Cap Growth Fund (a)(b)	18,433,459	190,417,633

	Shares	Value

Equity Funds (continued)
U.S. Small Cap (continued)
Variable Portfolio - Partners Small Cap Value Fund (a)(b)	30,312,445	$383,755,551
Total		574,173,184
Total Equity Funds (Cost: $7,140,393,493)		$7,133,899,534

Fixed-Income Funds 37.1%
Floating Rate 2.1%
Variable Portfolio - Eaton Vance Floating-Rate Income Fund (a)	25,029,321	241,532,950
Global Bond 3.1%
Columbia Variable Portfolio - Global Bond Fund (a)	30,160,175	352,874,046
Inflation Protected Securities 4.9%
Columbia Variable Portfolio - Global Inflation Protected Securities Fund (a)	58,833,848	548,919,802
Investment Grade 24.9%
Columbia Variable Portfolio - Diversified Bond Fund (a)	51,496,054	568,001,471
Columbia Variable Portfolio - Income Opportunities Fund (a)	25,082,035	235,771,131
Columbia Variable Portfolio - Limited Duration Credit Fund (a)	53,990,940	550,167,683
Columbia Variable Portfolio - Short Duration U.S. Government Fund (a)	19,981,043	208,202,464
Variable Portfolio - American Century Diversified Bond Fund (a)	31,200,524	340,709,725
Variable Portfolio - J.P. Morgan Core Bond Fund (a)	20,647,633	222,787,962
Variable Portfolio - PIMCO Mortgage-Backed Securities Fund (a)	22,845,873	240,795,506
Variable Portfolio - Wells Fargo Short Duration Government Fund (a)	44,652,472	458,580,885
Total		2,825,016,827
Multisector 2.1%
Columbia Variable Portfolio - Strategic Income Fund (a)	28,665,687	239,071,827
Total Fixed-Income Funds (Cost: $4,190,505,891)		$4,207,415,452
Money Market Fund —%
Columbia Variable Portfolio - Cash Management Fund, 0.010% (c)	16	16
Total Money Market Fund (Cost: $16)		$16
Total Investments in Affiliated Funds
(Cost: $11,330,899,400)		$11,341,315,002(d)
Other Assets and Liabilities		(103,092)
Net Assets		$11,341,211,910

Notes to Investments in Affiliated Funds

(a)                                  The Fund does not invest in underlying funds for the purpose of exercising management control. At September 30, 2011, the Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held
VP- Partners Small Cap Growth Fund	42.13%
VP - Columbia Wanger U.S. Equities Fund	37.98
VP - Nuveen Winslow Large Cap Growth Fund	37.24
VP- Pyramis International Equity Fund	37.16
VP - Marsico Growth Fund	36.81
VP- American Century Growth Fund	36.50
VP - MFS Value Fund	36.03
VP - AllianceBernstein International Value Fund	35.75
VP - NFJ Dividend Value Fund	35.57
VP - Davis New York Venture Fund	34.91
VP - Invesco International Growth Fund	34.85
VP - Jennison Mid Cap Growth Fund	32.99
VP - Goldman Sachs Mid Cap Value Fund	31.53
VP - Mondrian International Small Cap Fund	30.79
VP - Columbia Wanger International Equities Fund	30.62
Columbia VP -Mid Cap Value Opportunity Fund	30.47
VP- Partners Small Cap Value Fund	30.24
VP- Morgan Stanley Global Real Estate Fund	29.52
VP - Eaton Vance Floating-Rate Income Fund	27.23
VP - Wells Fargo Short Duration Government Fund	26.40
Columbia VP- Strategic Income Fund	23.31
Columbia VP -Global Bond Fund	21.61
Columbia VP -Limited Duration Credit Fund	21.38
Columbia VP -Income Opportunities Fund	20.55
VP - PIMCO Mortgage-Backed Securities Fund	19.85
Columbia VP -Global Inflation Protected Securities Fund	19.78
Columbia VP -Diversified Equity Income Fund	19.43
Columbia VP -Emerging Markets Opportunity Fund	19.03
Columbia VP -Short Duration U.S. Government Fund	17.12
VP - American Century Diversified Bond Fund	15.18
Columbia VP -Diversified Bond Fund	14.15
VP - J.P. Morgan Core Bond Fund	11.08

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$11,341,315,002	$—	$—	$11,341,315,002

  (a) There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Variable Portfolio – Moderately Conservative Portfolio

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 33.7%
Global Real Estate 0.7%
Variable Portfolio - Morgan Stanley Global Real Estate Fund (a)	3,855,062	$36,160,478
International 8.4%
Columbia Variable Portfolio - Emerging Markets Opportunity Fund	1,881,164	24,643,246
Variable Portfolio - AllianceBernstein International Value Fund (a)	11,748,340	97,981,158
Variable Portfolio - Columbia Wanger International Equities Fund (a)	4,313,503	43,480,110
Variable Portfolio - Invesco International Growth Fund (a)	13,745,948	136,084,889
Variable Portfolio - Mondrian International Small Cap Fund (a)	3,037,394	31,953,384
Variable Portfolio - Pyramis® International Equity Fund (a)	9,244,346	85,602,643
Total		419,745,430
U.S. Large Cap 17.9%
Columbia Variable Portfolio - Diversified Equity Income Fund (b)	11,536,732	130,595,804
Variable Portfolio - American Century Growth Fund (a)(b)	11,660,634	118,705,257
Variable Portfolio - Columbia Wanger U.S. Equities Fund (a)(b)	4,841,289	49,284,321
Variable Portfolio - Davis New York Venture Fund (a)(b)	10,528,062	91,488,855
Variable Portfolio - MFS Value Fund (a)(b)	13,964,739	134,480,439
Variable Portfolio - Marsico Growth Fund (a)(b)	10,967,990	116,370,375
Variable Portfolio - NFJ Dividend Value Fund (a)(b)	12,982,780	134,891,086
Variable Portfolio - Nuveen Winslow Large Cap Growth Fund (a)(b)	11,254,763	117,387,173
Total		893,203,310
U.S. Mid Cap 4.2%
Columbia Variable Portfolio - Mid Cap Value Opportunity Fund (a)(b)	7,517,903	67,510,770
Variable Portfolio - Goldman Sachs Mid Cap Value Fund (a)(b)	5,820,822	55,123,182
Variable Portfolio - Jennison Mid Cap Growth Fund (a)(b)	8,034,198	84,359,080
Total		206,993,032
U.S. Small Cap 2.5%
Variable Portfolio - Partners Small Cap Growth Fund (a)(b)	3,580,490	36,986,465

	Shares	Value

Equity Funds (continued)
U.S. Small Cap (continued)
Variable Portfolio - Partners Small Cap Value Fund (a)(b)	6,829,737	$86,464,470
Total		123,450,935
Total Equity Funds (Cost: $1,661,246,756)		$1,679,553,185

Fixed-Income Funds 64.3%
Floating Rate 2.1%
Variable Portfolio - Eaton Vance Floating-Rate Income Fund (a)	10,648,214	102,755,259
Global Bond 2.2%
Columbia Variable Portfolio - Global Bond Fund (a)	9,322,682	109,075,382
Inflation Protected Securities 7.2%
Columbia Variable Portfolio - Global Inflation Protected Securities Fund (a)	38,561,886	359,782,400
Investment Grade 51.8%
Columbia Variable Portfolio - Diversified Bond Fund (a)	41,871,162	461,838,914
Columbia Variable Portfolio - Income Opportunities Fund (a)	7,971,370	74,930,880
Columbia Variable Portfolio - Limited Duration Credit Fund (a)	44,994,390	458,492,830
Columbia Variable Portfolio - Short Duration U.S. Government Fund (a)	14,643,481	152,585,067
Variable Portfolio - American Century Diversified Bond Fund (a)	42,502,356	464,125,732
Variable Portfolio - J.P. Morgan Core Bond Fund (a)	38,151,752	411,657,406
Variable Portfolio - PIMCO Mortgage- Backed Securities Fund (a)	24,414,036	257,323,941
Variable Portfolio - Wells Fargo Short Duration Government Fund (a)	29,639,182	304,394,397
Total		2,585,349,167
Multisector 1.0%
Columbia Variable Portfolio - Strategic Income Fund (a)	6,207,969	51,774,462
Total Fixed-Income Funds (Cost: $3,158,490,722)		$3,208,736,670

Money Market Fund 2.0%
Columbia Variable Portfolio - Cash Management Fund, 0.010% (a)(c)	100,152,490	100,152,490
Total Money Market Fund (Cost: $100,152,490)		$100,152,490
Total Investments in Affiliated Funds
(Cost: $4,919,889,968)		$4,988,442,345(d)
Other Assets and Liabilities		(80,002)
Net Assets		$4,988,362,343

Notes to Investments in Affiliated Funds

(a)

The Fund does not invest in underlying funds for the purpose of exercising management control. At September 30, 2011, the Fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying Fund	Percent of Shares Held
VP - PIMCO Mortgage-Backed Securities Fund	21.22%
VP - American Century Diversified Bond Fund	20.58
VP – J.P. Morgan Core Bond Fund	20.35
Columbia VP -Limited Duration Credit Fund	17.79
VP - Wells Fargo Short Duration Government Fund	17.47
Columbia VP -Global Inflation Protected Securities Fund	12.93
Columbia VP -Short Duration U.S. Government Fund	12.48
Columbia VP -Cash Management Fund	11.70
VP - Eaton Vance Floating-Rate Income Fund	11.51
Columbia VP -Diversified Bond Fund	11.47
VP - Mondrian International Small Cap Fund	11.09
VP - Jennison Mid Cap Growth Fund	10.19
VP- Morgan Stanley Global Real Estate Fund	9.98
VP – Columbia Wanger International Equities Fund	9.15
VP - MFS Value Fund	8.77
VP - NFJ Dividend Value Fund	8.75
VP- Pyramis International Equity Fund	8.49
Columbia VP -Mid Cap Value Opportunity Fund	8.48
VP – Columbia Wanger U.S. Equities Fund	8.37
VP – AllianceBernstein International Value Fund	8.33
VP - Invesco International Growth Fund	8.30
VP- Partners Small Cap Growth Fund	8.18
VP - Nuveen Winslow Large Cap Growth Fund	7.81
VP – Marsico Growth Fund	7.75
VP- American Century Growth Fund	7.73
VP – Davis New York Venture Fund	7.70
VP – Goldman Sachs Mid Cap Value Fund	7.11
VP- Partners Small Cap Value Fund	6.81
Columbia VP -Global Bond Fund	6.67
Columbia VP -Income Opportunities Fund	6.50
Columbia VP- Strategic Income Fund	5.02

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(d)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(a)	inputs

Investments in Affiliated Funds	$4,988,442,345	$—	$—	$4,988,442,345

(a) There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments

Variable Portfolio – Mondrian International Small Cap Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.9%
AUSTRALIA 6.5%
Commonwealth Property Office Fund (a)(b)	9,432,056	$8,116,241
David Jones Ltd. (a)(b)	1,333,188	3,833,322
Monadelphous Group Ltd. (b)	147,813	2,449,102
Transfield Services Ltd. (b)	2,302,620	4,187,798
Total		18,586,463
CANADA 3.8%
Morguard Real Estate Investment Trust (b)	160,800	2,269,522
Northern Property REIT (b)	117,300	3,046,957
Pason Systems Corp. (a)(b)	437,250	5,557,944
Total		10,874,423
DENMARK 1.1%
Christian Hansen Holding A/S (a)(b)	155,182	3,214,283
FRANCE 8.6%
Boiron SA (b)	54,520	1,490,583
Euler Hermes SA (b)	8,402	507,087
IPSOS (a)(b)	97,487	3,146,977
Medica SA (b)	76,661	1,355,659
Mersen (b)	97,635	3,864,162
Neopost SA (a)(b)	124,281	9,112,975
Nexans SA (a)(b)	56,281	3,256,852
Rubis (b)	40,461	2,038,126
Total		24,772,421
GERMANY 11.0%
Bilfinger Berger SE (b)	77,654	5,852,581
ElringKlinger AG (a)(b)	128,241	2,998,145
Fielmann AG (a)(b)	43,405	4,347,041
GFK SE (b)	67,555	2,578,513
MTU Aero Engines Holding AG (b)	60,543	3,775,379
Rational AG (a)(b)	10,648	2,390,313
Symrise AG (b)	330,454	7,637,699
Wincor Nixdorf AG (b)	44,837	2,013,155
Total		31,592,826
HONG KONG 3.3%
AMVIG Holdings Ltd. (b)	4,840,000	2,727,938
Arts Optical International Holdings (b)	778,000	254,758
ASM Pacific Technology Ltd. (a)(b)	364,700	3,559,930
Pacific Basin Shipping Ltd. (b)	7,788,000	3,008,558
Total		9,551,184

Issuer	Shares	Value

Common Stocks (continued)
IRELAND 1.0%
Glanbia PLC (b)	495,541	$2,954,359
JAPAN 12.0%
Ariake Japan Co., Ltd. (b)	117,700	2,393,547
FCC Co., Ltd. (a)(b)	264,500	5,503,546
Hogy Medical Co., Ltd. (b)	95,400	4,407,728
Horiba Ltd. (a)(b)	123,400	3,746,883
Miraca Holdings, Inc. (b)	111,600	4,905,237
Miura Co., Ltd. (a)(b)	72,000	2,108,158
Nifco, Inc. (a)(b)	262,700	6,767,349
Taiyo Holdings Co., Ltd. (a)(b)	70,700	1,966,026
Ushio, Inc. (a)(b)	180,200	2,743,396
Total		34,541,870
LUXEMBOURG 1.3%
AZ Electronic Materials SA (b)	1,111,269	3,829,739
NETHERLANDS 5.0%
Koninklijke Boskalis Westminster NV (a)(b)	313,356	9,638,293
QIAGEN NV (b)(c)	190,023	2,639,222
SBM Offshore NV (b)	117,908	2,043,576
Total		14,321,091
NEW ZEALAND 3.0%
Auckland International Airport Ltd. (b)	1,490,562	2,590,889
Fisher & Paykel Healthcare Corp., Ltd. (b)	1,848,305	3,530,261
Sky City Entertainment Group Ltd. (b)	992,626	2,512,058
Total		8,633,208
NORWAY 0.6%
Farstad Shipping ASA (b)	81,090	1,847,322
SINGAPORE 12.3%
Ascendas Real Estate Investment Trust (b)	3,124,000	4,817,314
CapitaMall Trust (b)	5,998,000	8,317,886
Ezra Holdings Ltd. (a)(b)	1,872,000	1,194,986
Hyflux Ltd. (a)(b)	2,663,500	3,005,818
SATS Ltd. (b)	2,928,000	4,880,854
SIA Engineering Co., Ltd. (b)	2,129,000	6,154,765
SMRT Corp., Ltd. (b)	1,312,864	1,747,194
StarHub Ltd. (b)	2,459,000	5,344,883
Total		35,463,700

Issuer	Shares	Value

Common Stocks (continued)
SPAIN 1.0%
Prosegur Cia de Seguridad SA, Registered Shares (b)	68,748	$2,922,947
SWEDEN 0.8%
AF AB, Class B (a)(b)	165,359	2,399,757
UNITED KINGDOM 23.6%
Bodycote PLC (b)	499,630	1,912,170
Cobham PLC (b)	1,151,665	3,117,449
CPP Group PLC (b)	459,850	915,177
Croda International PLC (b)	325,253	8,296,996
De La Rue PLC (b)	510,399	6,626,935
Diploma PLC (b)	568,841	2,811,012
Greene King PLC (b)	253,638	1,712,776
Halma PLC (b)	598,225	2,923,953
Interserve PLC (b)	394,751	1,842,993
Laird PLC (b)	1,313,175	2,809,904
Rexam PLC (b)	1,517,230	7,295,943
Rotork PLC (b)	357,850	8,612,853
Serco Group PLC (b)	316,758	2,505,843
Spectris PLC (b)	214,682	3,885,508
Spirax-Sarco Engineering PLC (b)	76,536	2,127,251
TT electronics PLC (b)	841,367	2,027,013
Ultra Electronics Holdings PLC (b)	238,185	5,550,563
Victrex PLC (b)	184,790	3,128,531
Total		68,102,870
Total Common Stocks (Cost: $273,212,755)		$273,608,463

	Shares	Value

Money Market Fund 5.1%
Columbia Short-Term Cash Fund, 0.125% (d)(e)	14,604,006	$14,604,006
Total Money Market Fund (Cost: $14,604,006)		$14,604,006

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 12.2%
Asset-Backed Commercial Paper 0.4%
Gemini Securitization Corporation (FKA Twin Towers)
10/06/11	0.300%	$999,758	$999,758
Repurchase Agreements 11.8%
Citigroup Global Markets, Inc. dated 09/30/11, matures 10/03/11, repurchase price $1,000,008 (f)
	0.090%	1,000,000	1,000,000
MF Global Holdings Ltd. dated 09/30/11, matures 10/03/11, repurchase price $2,000,037 (f)
	0.220%	2,000,000	2,000,000
Mizuho Securities USA, Inc. dated 09/30/11, matures 10/03/11, repurchase price $2,000,027 (f)
	0.160%	2,000,000	2,000,000
Natixis Financial Products, Inc. dated 09/30/11, matures 10/03/11, repurchase price $7,000,053 (f)
	0.090%	7,000,000	7,000,000
Pershing LLC dated 09/30/11, matures 10/03/11, repurchase price $10,000,150 (f)
	0.180%	10,000,000	10,000,000
Royal Bank of Canada dated 09/30/11, matures 10/03/11, repurchase price $12,023,209 (f)
	0.080%	12,023,129	12,023,129
Total			34,023,129
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $35,022,887)			$35,022,887
Total Investments
(Cost: $322,839,648) (g)			$323,235,356(h)
Other Assets & Liabilities, Net			(35,093,939)
Net Assets			$288,141,417

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at September 30, 2011:

Industry	Percentage of Net Assets	Value
Aerospace & Defense	4.3%	$ 12,443,390
Auto Components	5.3	15,269,040
Chemicals	9.7	28,073,274
Commercial Services & Supplies	6.0	17,158,701
Computers & Peripherals	0.7	2,013,155
Construction & Engineering	6.9	19,782,968
Containers & Packaging	3.5	10,023,881
Electrical Equipment	3.4	9,864,410
Electronic Equipment, Instruments & Components	6.3	18,204,273
Energy Equipment & Services	3.7	10,643,828
Food Products	1.9	5,347,906
Gas Utilities	0.7	2,038,126
Health Care Equipment & Supplies	2.8	7,937,989
Health Care Providers & Services	2.2	6,260,896
Hotels, Restaurants & Leisure	1.5	4,224,834
Insurance	0.2	507,087
Life Sciences Tools & Services	0.9	2,639,222
Machinery	6.0	17,150,747
Marine	1.0	3,008,558
Media	2.0	5,725,490
Multiline Retail	1.3	3,833,322
Office Electronics	3.2	9,112,975
Pharmaceuticals	0.5	1,490,583
Professional Services	0.8	2,399,757
Real Estate Investment Trusts (REITs)	9.2	26,567,918
Road & Rail	0.6	1,747,194
Semiconductors & Semiconductor Equipment	1.2	3,559,930
Specialty Retail	1.5	4,347,041
Textiles, Apparel & Luxury Goods	0.1	254,758
Transportation Infrastructure	4.7	13,626,508
Water Utilities	1.0	3,005,819
Wireless Telecommunication Services	1.9	5,344,883
Other(1)	17.2	49,626,893

Total		$323,235,356

(1) Cash & Cash Equivalents.

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at September 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation

Jackson Partners & Associates Inc.	Oct. 3, 2011	254,157	346,994	$6,487	$—
		(EUR)	(USD)

Jackson Partners & Associates Inc.	Oct. 4, 2011	271,760	348,432	—	(6,132)
		(USD)	(NZD)

Jackson Partners & Associates Inc.	Oct. 5, 2011	299,158	304,372	—	(4,659)
		(USD)	(AUD)

Jackson Partners & Associates Inc.	Oct. 31, 2011	5,419,000	5,911,831	687,326	—
		(USD)	(AUD)
Total				$693,813	$(10,791)

Notes to Portfolio of Investments
(a)	At September 30, 2011, security was partially or fully on loan.
(b)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $273,608,463 or 94.96% of net assets.
(c)	Non-income producing.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(e)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$6,249,441	$64,408,912	$(56,054,347)	$—	$14,604,006	$10,670	$14,604,006

(f)                                    The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$395,252
Freddie Mac Reference REMIC	7,140
Freddie Mac REMICS	541,550
Government National Mortgage Association	76,058
Total Market Value of Collateral Securities	$1,020,000

MF Global Holdings Ltd. (0.220%)

Security Description	Value
Fannie Mae REMICS	$114,737
Federal Farm Credit Bank	2,100
Federal Home Loan Banks	48,338
Federal Home Loan Mortgage Corp	63,521
Federal National Mortgage Association	99,521
Freddie Mac Gold Pool	2,313
Freddie Mac REMICS	173,649
Ginnie Mae I Pool	257,311
Ginnie Mae II Pool	153,731
Government National Mortgage Association	506,367
United States Treasury Note/Bond	618,433
Total Market Value of Collateral Securities	$2,040,021

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value
Fannie Mae Grantor Trust	$19,673
Fannie Mae Pool	649,343
Fannie Mae REMICS	422,648
Fannie Mae Whole Loan	3,489
Federal Home Loan Bank of Chicago	4,150
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	21,861
Freddie Mac Gold Pool	358,822
Freddie Mac REMICS	551,541
Ginnie Mae II Pool	8,473
Total Market Value of Collateral Securities	$2,040,000

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Fannie Mae Interest Strip	$1,875,090
Fannie Mae Pool	3,726,135
Fannie Mae REMICS	3,062
Freddie Mac Gold Pool	1,090,644
Freddie Mac Non Gold Pool	49,955
Freddie Mac REMICS	28,465
Freddie Mac Strips	230,793
Government National Mortgage Association	135,910
Total Market Value of Collateral Securities	$7,140,054

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$2,781,332
Fannie Mae REMICS	1,764,955
Fannie Mae Whole Loan	19,876
Fannie Mae-Aces	38,676
Freddie Mac REMICS	3,290,498
Ginnie Mae I Pool	1,589,448
Government National Mortgage Association	715,215
Total Market Value of Collateral Securities	$10,200,000

Royal Bank of Canada (0.080%)

Security Description	Value
Fannie Mae Pool	$4,975,350
Freddie Mac Gold Pool	3,038,602
Freddie Mac Non Gold Pool	744,849
Freddie Mac REMICS	3,504,790
Total Market Value of Collateral Securities	$12,263,591

(g)                                  At September 30, 2011, the cost of securities for federal income tax purposes was approximately $322,840,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$22,547,000
Unrealized Depreciation	(22,151,000)
Net Unrealized Appreciation	$396,000

(h)                                  Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD                          Australian Dollar

EUR                            Euro

NZD                           New Zealand Dollar

USD                           US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated June 30, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$—	$33,654,485	$—	$33,654,485
Consumer Staples	—	5,347,906	—	5,347,906
Energy	5,557,944	5,085,883	—	10,643,827
Financials	5,316,479	21,758,527	—	27,075,006
Health Care	—	18,328,690	—	18,328,690
Industrials	—	97,182,233	—	97,182,233
Information Technology	—	32,890,333	—	32,890,333
Materials	—	38,097,155	—	38,097,155
Telecommunication Services	—	5,344,883	—	5,344,883
Utilities	—	5,043,945	—	5,043,945
Total Equity Securities	10,874,423	262,734,040	—	273,608,463

Other
Affiliated Money Market Fund(c)	14,604,006	—	—	14,604,006
Investments of Cash Collateral Received for Securities on Loan	—	35,022,887	—	35,022,887
Total Other	14,604,006	35,022,887	—	49,626,893
Investments in Securities	25,478,429	297,756,927	—	323,235,356
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	693,813	—	693,813
Liabilities
Forward Foreign Currency Exchange Contracts	—	(10,791)	—	(10,791)
Total	$25,478,429	$298,439,949	$—	$323,918,378

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – Morgan Stanley Global Real Estate Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.3%
AUSTRALIA 7.5%
CFS Retail Property Trust (a)	1,225,525	$2,056,524
Commonwealth Property Office Fund (a)(b)	530,762	456,718
Dexus Property Group (a)	1,507,810	1,188,481
Goodman Group (a)	2,511,626	1,376,099
GPT Group (a)	1,173,911	3,530,826
Mirvac Group (a)	1,358,325	1,493,352
Stockland (a)	1,119,533	3,116,198
Westfield Group (a)	1,349,681	10,008,834
Westfield Retail Trust (a)	1,714,155	3,989,309
Total		27,216,341
AUSTRIA —%
Conwert Immobilien Invest SE (a)(b)	10,554	126,896
BELGIUM 0.1%
Befimmo SCA Sicafi (a)	2,533	189,853
Cofinimmo (a)	923	108,678
Total		298,531
BRAZIL 0.4%
BR Malls Participacoes SA (a)	30,600	306,610
BR Properties SA (a)	87,400	787,890
Iguatemi Empresa de Shopping Centers SA (a)	19,400	321,399
Total		1,415,899
CANADA 2.9%
Boardwalk Real Estate Investment Trust (a)	29,930	1,376,112
Brookfield Office Properties, Inc. (a)	347,777	5,015,811
Calloway Real Estate Investment Trust (a)	10,081	247,528
Extendicare Real Estate Investment Trust (a)	36,570	245,335
RioCan Real Estate Investment Trust (a)	149,210	3,702,128
Total		10,586,914
CHINA 0.8%
Agile Property Holdings Ltd. (a)(b)	730,000	473,560
Guangzhou R&F Properties Co., Ltd., Class H (a)(b)	3,323,200	2,445,595
Total		2,919,155
FINLAND 0.3%
Citycon OYJ (a)	111,969	382,936

Issuer	Shares	Value

Common Stocks (continued)
FINLAND (CONTINUED)
Sponda OYJ (a)	167,018	$627,268
Total		1,010,204
FRANCE 4.0%
Fonciere Des Regions (a)	14,434	1,006,869
Gecina SA (a)	9,458	826,714
ICADE (a)	15,377	1,201,420
Klepierre (a)	84,312	2,363,379
Mercialys SA (a)(b)	10,544	375,730
Societe de la Tour Eiffel (a)	4,526	257,076
Societe Immobiliere de Location pour l’Industrie et le Commerce (a)	4,891	472,195
Unibail-Rodamco SE (a)	43,994	7,850,148
Total		14,353,531
GERMANY 0.5%
Alstria Office REIT AG (a)	88,869	1,042,746
Deutsche Euroshop AG (a)	9,365	313,855
Prime Office REIT-AG (a)(b)(c)	73,868	443,263
Total		1,799,864
HONG KONG 17.3%
China Overseas Land & Investment Ltd. (a)(b)	4,450,000	6,355,835
China Resources Land Ltd. (a)(b)	4,252,000	4,572,825
Hang Lung Properties Ltd. (a)	1,158,000	3,445,427
Henderson Land Development Co., Ltd. (a)(b)	598,837	2,688,536
Hongkong Land Holdings Ltd. (a)	2,237,000	9,911,216
Hysan Development Co., Ltd. (a)	1,082,491	3,279,529
Kerry Properties Ltd. (a)	1,305,000	4,165,363
KWG Property Holding Ltd. (a)	423,500	157,011
New World Development Ltd. (a)	727,824	695,931
Sino Land Co., Ltd. (a)(b)	375,676	496,120
Sun Hung Kai Properties Ltd. (a)	1,810,000	20,764,342
Swire Pacific Ltd., Class A (a)	70,500	724,379
Wharf Holdings Ltd. (a)(b)	1,068,466	5,271,461
Total		62,527,975
ITALY 0.3%
Beni Stabili SpA (a)	1,875,396	987,414
Beni Stabili SpA (a)	44,178	23,260
Total		1,010,674
JAPAN 10.2%
Japan Real Estate Investment Corp. (a)(b)	195	1,906,436
Mitsubishi Estate Co., Ltd. (a)	829,000	13,446,891

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Mitsui Fudosan Co., Ltd. (a)	737,000	$11,642,532
Nippon Building Fund, Inc. (a)	157	1,625,312
NTT Urban Development Corp. (a)(b)	241	175,131
Sumitomo Realty & Development Co., Ltd. (a)(b)	430,000	8,265,911
Total		37,062,213
NETHERLANDS 1.4%
Corio NV (a)	49,052	2,260,160
Eurocommercial Properties NV (a)	50,183	1,931,595
VastNed Retail NV (a)	863	40,943
Wereldhave NV (a)	10,203	717,547
Total		4,950,245
NORWAY —%
Norwegian Property ASA (a)	100,224	133,497
SINGAPORE 2.1%
CapitaCommercial Trust (a)	369,000	281,873
CapitaLand Ltd. (a)	2,078,000	3,877,149
CapitaMall Trust (a)	53,000	73,499
CapitaMalls Asia Ltd. (a)	274,000	252,505
City Developments Ltd. (a)	184,000	1,334,070
Global Logistic Properties Ltd. (a)(c)	188,000	235,757
Keppel Land Ltd. (a)(b)	581,000	1,134,839
Suntec Real Estate Investment Trust (a)	418,000	365,508
Total		7,555,200
SWEDEN 0.6%
Atrium Ljungberg AB, Class B (a)(b)	43,876	418,745
Castellum AB (a)	17,404	212,067
Fabege AB (a)	28,033	211,831
Hufvudstaden AB, Class A (a)	143,850	1,388,915
Total		2,231,558
SWITZERLAND 0.9%
PSP Swiss Property AG (a)(c)	29,972	2,689,843
Swiss Prime Site AG (a)(c)	7,107	572,628
Total		3,262,471
UNITED KINGDOM 6.6%
Atrium European Real Estate Ltd. (a)	66,815	318,065
Big Yellow Group PLC (a)	295,030	1,094,202
British Land Co. PLC (a)	395,759	2,915,109
Capital & Counties Properties PLC (a)	125,151	326,991
Capital & Regional PLC (a)(c)	974,813	535,251

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Capital Shopping Centres Group PLC (a)	259,796	$1,317,344
Derwent London PLC (a)	44,756	997,478
Development Securities PLC (a)	116,817	344,945
Grainger PLC (a)	519,021	696,659
Great Portland Estates PLC (a)	127,553	672,116
Hammerson PLC (a)	562,683	3,294,215
Land Securities Group PLC (a)	445,254	4,425,195
LXB Retail Properties PLC (a)(c)	738,101	1,153,084
Metric Property Investments PLC (a)	322,182	498,284
Quintain Estates & Development PLC (a)(c)	840,190	524,077
Safestore Holdings PLC (a)	624,747	992,362
Segro PLC (a)	370,400	1,263,538
Shaftesbury PLC (a)	59,975	433,275
St. Modwen Properties PLC (a)	478,797	871,637
Unite Group PLC (a)(c)	474,406	1,218,267
Total		23,892,094
UNITED STATES 39.4%
Acadia Realty Trust (b)	83,270	1,557,149
American Campus Communities, Inc. (b)	4,130	153,677
Apartment Investment & Management Co., Class A	140,722	3,112,771
Ashford Hospitality Trust, Inc.	91,830	644,647
Assisted Living Concepts, Inc., Class A (b)	85,090	1,078,090
AvalonBay Communities, Inc.	41,638	4,748,814
BioMed Realty Trust, Inc. (b)	13,548	224,490
Boston Properties, Inc.	81,595	7,270,115
BRE Properties, Inc. (b)	27,003	1,143,307
Camden Property Trust (b)	47,396	2,619,103
CommonWealth REIT (b)	43,011	815,919
Coresite Realty Corp. (b)	37,300	535,255
Cousins Properties, Inc.	247,404	1,447,313
DCT Industrial Trust, Inc. (b)	329,248	1,445,399
Digital Realty Trust, Inc. (b)	15,803	871,694
Douglas Emmett, Inc. (b)	46,878	801,614
Equity Lifestyle Properties, Inc. (b)	48,648	3,050,230
Equity Residential	253,983	13,174,098
Federal Realty Investment Trust (b)	22,581	1,860,900
Forest City Enterprises, Inc., Class A (b)(c)	530,113	5,651,005
General Growth Properties, Inc.	589,670	7,135,007
HCP, Inc.	173,155	6,070,814
Health Care REIT, Inc.	29,290	1,370,772
Healthcare Realty Trust, Inc. (b)	214,788	3,619,178
Host Hotels & Resorts, Inc.	829,965	9,079,817

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Hudson Pacific Properties, Inc. (b)	52,470	$610,226
Lexington Realty Trust (b)	16,013	104,725
Liberty Property Trust (b)	27,481	799,972
Mack-Cali Realty Corp. (b)	66,435	1,777,136
Omega Healthcare Investors, Inc. (b)	42,130	671,131
Parkway Properties, Inc. (b)	1,830	20,148
ProLogis, Inc.	142,560	3,457,080
PS Business Parks, Inc. (b)	9,343	462,852
Public Storage	57,235	6,373,117
Regency Centers Corp. (b)	217,268	7,676,078
Retail Opportunity Investments Corp. (b)	101,105	1,120,243
Senior Housing Properties Trust (b)	147,875	3,185,228
Simon Property Group, Inc.	164,003	18,037,050
Sovran Self Storage, Inc. (b)	8,270	307,396
STAG Industrial, Inc.	24,850	253,470
Starwood Hotels & Resorts Worldwide, Inc.	235,403	9,138,345
Starwood Property Trust, Inc.	101,840	1,747,574
Vornado Realty Trust	94,878	7,079,796
Winthrop Realty Trust (b)	48,470	421,204
Total		142,723,949
Total Common Stocks (Cost: $367,399,811)		$345,077,211

	Shares	Value

Money Market Fund 5.7%
Columbia Short-Term Cash Fund, 0.125% (d)(e)	20,768,873	$20,768,873
Total Money Market Fund (Cost: $20,768,873)		$20,768,873

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 12.5%
Asset-Backed Commercial Paper 0.3%
Atlantis One
12/21/11	0.350%	$999,125	$999,125

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
Royal Park Investments Funding Corp.
10/27/11	0.756%	$1	$1
Total			999,126
Certificates of Deposit 0.8%
Branch Banking & Trust Corporation
10/11/11	0.200%	1,000,000	1,000,000
Clydesdale Bank PLC
12/30/11	0.550%	1,997,223	1,997,223
Total			2,997,223
Repurchase Agreements 11.4%
Citibank NA
dated 09/30/11, matures 10/03/11,
repurchase price $5,000,050 (f)
	0.120%	5,000,000	5,000,000
Citigroup Global Markets, Inc.
dated 09/30/11, matures 10/03/11,
repurchase price $10,000,075 (f)
	0.090%	10,000,000	10,000,000
Mizuho Securities USA, Inc.
dated 09/30/11, matures 10/03/11,
repurchase price $5,000,067 (f)
	0.160%	5,000,000	5,000,000
Nomura Securities
dated 09/30/11, matures 10/03/11,
repurchase price $10,000,125 (f)
	0.150%	10,000,000	10,000,000
Royal Bank of Canada
dated 09/30/11, matures 10/03/11,
repurchase price $11,374,631 (f)
	0.080%	11,374,555	11,374,555
Total			41,374,555
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $45,370,904)			$45,370,904
Total Investments
(Cost: $433,539,588) (g)			$411,216,988(h)
Other Assets & Liabilities, Net			(48,938,504)
Net Assets			$362,278,484

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at September 30, 2011:

Industry	Percentage of Net Assets	Value
Health Care Providers & Services	0.3%	$1,078,090
Hotels, Restaurants & Leisure	2.5	9,138,345
Real Estate Investment Trusts (REITs)	55.9	202,463,064
Real Estate Management & Development	36.5	132,397,712
Other(1)	18.3	66,139,777
Total		$411,216,988

(1) Cash & Cash Equivalents

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at September 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
State Street Bank & Trust Company	Oct. 4, 2011	153,989	149,754	$739	$—
		(AUD)	(USD)
Credit Suisse First Boston	Oct. 5, 2011	146,255	149,438	—	(1,644)
		(USD)	(AUD)
Total				$739	$(1,644)

Notes to Portfolio of Investments

(a)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $202,353,262 or 55.86% of net assets.
(b)	At September 30, 2011, security was partially or fully on loan.
(c)	Non-income producing.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(e)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$7,978,394	$72,157,139	$(59,366,660)	$—	$20,768,873	$15,173	$20,768,873

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.120%)

Security Description	Value
Fannie Mae Pool	$2,228,972
Freddie Mac Gold Pool	2,871,028
Total Market Value of Collateral Securities	$5,100,000

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$3,952,524
Freddie Mac Reference REMIC	71,395
Freddie Mac REMICS	5,415,497
Government National Mortgage Association	760,584
Total Market Value of Collateral Securities	$10,200,000

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value
Fannie Mae Grantor Trust	$49,182
Fannie Mae Pool	1,623,356
Fannie Mae REMICS	1,056,619
Fannie Mae Whole Loan	8,724
Federal Home Loan Bank of Chicago	10,376
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	54,653
Freddie Mac Gold Pool	897,056
Freddie Mac REMICS	1,378,851
Ginnie Mae II Pool	21,183
Total Market Value of Collateral Securities	$5,100,000

Nomura Securities (0.150%)

Security Description	Value
Ginnie Mae I Pool	$8,365,836
Ginnie Mae II Pool	1,834,164
Total Market Value of Collateral Securities	$10,200,000

Royal Bank of Canada (0.080%)

Security Description	Value
Fannie Mae Pool	$4,706,960
Freddie Mac Gold Pool	2,874,688
Freddie Mac Non Gold Pool	704,669
Freddie Mac REMICS	3,315,729
Total Market Value of Collateral Securities	$11,602,046

(g)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $433,540,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$15,960,000
Unrealized Depreciation	(38,283,000)
Net Unrealized Depreciation	$(22,323,000)

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$9,138,345	$—	$—	$9,138,345
Financials	144,510,327	190,350,449	—	334,860,776
Health Care	1,078,090	—	—	1,078,090
Total Equity Securities	154,726,762	190,350,449	—	345,077,211

Other
Affiliated Money Market Fund(c)	20,768,873	—	—	20,768,873
Investments of Cash Collateral Received for Securities on Loan	—	45,370,904	—	45,370,904
Total Other	20,768,873	45,370,904	—	66,139,777

Investments in Securities	175,495,635	235,721,353	—	411,216,988
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	739	—	739
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,644)	—	(1,644)
Total	$175,495,635	$235,720,448	$—	$411,216,083

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – NFJ Dividend Value Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.4%
CONSUMER DISCRETIONARY 5.7%
Household Durables 2.0%
Whirlpool Corp. (a)	607,200	$30,305,352
Leisure Equipment & Products 1.7%
Mattel, Inc.	1,044,100	27,031,749
Media 2.0%
Time Warner, Inc.	1,024,300	30,698,271
TOTAL CONSUMER DISCRETIONARY		88,035,372
CONSUMER STAPLES 10.8%
Beverages 2.1%
PepsiCo, Inc.	528,800	32,732,720
Food & Staples Retailing 2.2%
Wal-Mart Stores, Inc.	644,300	33,439,170
Food Products 1.9%
Kraft Foods, Inc., Class A (a)	862,200	28,952,676
Household Products 2.2%
Kimberly-Clark Corp.	485,900	34,503,759
Tobacco 2.4%
Reynolds American, Inc.	966,600	36,228,168
TOTAL CONSUMER STAPLES		165,856,493
ENERGY 17.2%
Energy Equipment & Services 1.7%
Diamond Offshore Drilling, Inc. (a)	480,400	26,297,096
Oil, Gas & Consumable Fuels 15.5%
Chesapeake Energy Corp.	1,144,400	29,239,420
Chevron Corp.	346,600	32,067,432
ConocoPhillips	952,500	60,312,300
Marathon Oil Corp. (a)	1,391,300	30,024,254
Royal Dutch Shell PLC, ADR (b)	520,300	32,008,856
Total SA, ADR (b)	1,258,100	55,192,847
Total		238,845,109
TOTAL ENERGY		265,142,205

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 15.9%
Commercial Banks 4.0%
PNC Financial Services Group, Inc.	649,600	$31,304,224
Wells Fargo & Co.	1,285,600	31,008,672
Total		62,312,896
Diversified Financial Services 2.1%
JPMorgan Chase & Co.	1,071,300	32,267,556
Insurance 5.5%
Allstate Corp. (The)	1,134,300	26,871,567
MetLife, Inc.	901,100	25,239,811
Travelers Companies, Inc. (The)	679,300	33,102,289
Total		85,213,667
Real Estate Investment Trusts (REITs) 2.4%
Annaly Capital Management, Inc. (a)	2,181,800	36,283,334
Thrifts & Mortgage Finance 1.9%
Hudson City Bancorp, Inc.	4,504,400	25,494,904
New York Community Bancorp, Inc. (a)	349,600	4,160,240
Total		29,655,144
TOTAL FINANCIALS		245,732,597
HEALTH CARE 12.9%
Health Care Equipment & Supplies 2.3%
Medtronic, Inc.	1,063,700	35,357,388
Pharmaceuticals 10.6%
Eli Lilly & Co.	923,600	34,145,492
GlaxoSmithKline PLC, ADR (a)(b)	806,800	33,312,772
Johnson & Johnson	512,200	32,632,262
Pfizer, Inc.	1,641,900	29,028,792
Sanofi, ADR (b)	1,023,100	33,557,680
Total		162,676,998
TOTAL HEALTH CARE		198,034,386
INDUSTRIALS 10.3%
Aerospace & Defense 4.2%
Lockheed Martin Corp. (a)	463,800	33,690,432
Northrop Grumman Corp. (a)	602,500	31,426,400
Total		65,116,832
Commercial Services & Supplies 4.1%
Pitney Bowes, Inc. (a)	1,743,200	32,772,160
RR Donnelley & Sons Co. (a)	2,166,900	30,596,628
Total		63,368,788

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 2.0%
General Electric Co.	1,970,000	$30,022,800
TOTAL INDUSTRIALS		158,508,420
INFORMATION TECHNOLOGY 12.4%
Communications Equipment 1.9%
Harris Corp. (a)	861,800	29,447,706
IT Services 2.1%
International Business Machines Corp.	186,200	32,590,586
Office Electronics 2.0%
Xerox Corp.	4,326,700	30,157,099
Semiconductors & Semiconductor Equipment 4.2%
Intel Corp.	3,075,400	65,598,282
Software 2.2%
Microsoft Corp.	1,354,300	33,708,527
TOTAL INFORMATION TECHNOLOGY		191,502,200
MATERIALS 6.2%
Chemicals 0.9%
Eastman Chemical Co.	208,600	14,295,358
Metals & Mining 1.5%
Freeport-McMoRan Copper & Gold, Inc.	757,200	23,056,740
Paper & Forest Products 3.8%
International Paper Co. (a)	2,516,400	58,506,300
TOTAL MATERIALS		95,858,398
TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 2.6%
AT&T, Inc.	1,155,700	32,960,564
CenturyLink, Inc.	219,226	7,260,766
Total		40,221,330
TOTAL TELECOMMUNICATION SERVICES		40,221,330

Issuer		Shares	Value

Common Stocks (continued)
UTILITIES 4.4%
Electric Utilities 2.1%
Edison International		851,800	$32,581,350
Multi-Utilities 2.3%
Ameren Corp.		1,192,300	35,494,771
TOTAL UTILITIES			68,076,121
Total Common Stocks (Cost: $1,600,667,526)			$1,516,967,522

		Shares	Value

Money Market Fund 2.0%
Columbia Short-Term Cash Fund, 0.125% (c)(d)		30,539,373	$30,539,373
Total Money Market Fund (Cost: $30,539,373)			$30,539,373

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 18.4%

Asset-Backed Commercial Paper 3.1%

Alpine Securitization
10/12/11	0.200%	4,999,250	$4,999,250
Atlantis One
12/21/11	0.350%	4,995,625	4,995,625
Cancara Asset Securitisation LLC
10/20/11	0.270%	9,997,450	9,997,450
Regency Markets No. 1 LLC
10/18/11	0.250%	9,997,778	9,997,778
Royal Park Investments Funding Corp.
10/17/11	0.700%	7,995,644	7,995,644
10/27/11	0.750%	4,997,188	4,997,188
Scaldis Capital LLC
10/04/11	0.550%	4,999,694	4,999,694
Total			47,982,629

Certificates of Deposit 10.8%

ABM AMRO Bank N.V.
10/12/11	0.310%	5,998,450	5,998,450
Bank of Montreal
02/29/12	0.350%	5,000,000	5,000,000
Bank of Nova Scotia
11/28/11	0.300%	3,000,000	3,000,000
Banque et Caisse d’Epargne de l’Etat

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

10/14/11	0.400%	$4,998,334	$4,998,334
12/06/11	0.380%	3,996,161	3,996,161
Commerzbank AG
10/03/11	0.380%	5,000,000	5,000,000
10/05/11	0.180%	5,000,000	5,000,000
Credit Industrial et Commercial
11/21/11	0.410%	10,000,000	10,000,000
Credit Suisse
11/17/11	0.300%	8,000,000	8,000,000
Deutsche Bank AG
10/19/11	0.290%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
10/21/11	0.270%	10,000,000	10,000,000
DnB NOR ASA
11/23/11	0.300%	5,000,000	5,000,000
03/01/12	0.450%	5,000,000	5,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/12/11	0.310%	3,000,000	3,000,000
10/21/11	0.320%	5,000,000	5,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
10/11/11	0.340%	6,000,000	6,000,000
Lloyds Bank PLC
10/14/11	0.346%	7,000,000	7,000,000
N.V. Bank Nederlandse Gemeenten
11/01/11	0.420%	5,000,000	5,000,000
National Australia Bank
11/18/11	0.255%	3,999,932	3,999,932
National Bank of Canada
11/18/11	0.270%	7,000,000	7,000,000
Natixis
10/07/11	0.496%	5,000,000	5,000,000
Nordea Bank AB
12/09/11	0.310%	10,000,000	10,000,000
Rabobank
01/20/12	0.272%	5,000,000	5,000,000
Royal Bank of Canada
10/14/11	0.210%	4,001,316	4,001,316
Standard Chartered Bank PLC
01/03/12	0.460%	5,000,078	5,000,078

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)

Svenska Handelsbanken
03/01/12	0.460%	$9,000,000	$9,000,000
Union Bank of Switzerland
11/28/11	0.350%	5,000,000	5,000,000
12/09/11	0.279%	5,000,000	5,000,000
Total			165,994,271

Commercial Paper 2.0%

ERSTE ABWICKLUNGSANSTALT
10/28/11	0.320%	4,998,622	4,998,622
KELLS FUNDING, LLC
10/17/11	0.310%	4,998,622	4,998,622
Suncorp Metway Ltd.
11/28/11	0.380%	4,996,358	4,996,358
The Commonwealth Bank of Australia
11/28/11	0.270%	4,996,475	4,996,475
Westpac Securities NZ Ltd.
03/02/12	0.441%	9,977,756	9,977,756
Total			29,967,833

Other Short-Term Obligations 0.7%

Natixis Financial Products LLC
10/03/11	0.430%	1,000,000	1,000,000
The Goldman Sachs Group, Inc.
10/17/11	0.280%	5,000,000	5,000,000
12/14/11	0.420%	5,000,000	5,000,000
Total			11,000,000

Repurchase Agreements 1.8%

Citibank NA dated 09/30/11, matures 10/03/11, repurchase price $15,000,150 (e)
	0.120%	15,000,000	15,000,000
Royal Bank of Canada dated 09/30/11, matures 10/03/11, repurchase price $13,427,280 (e)
	0.080%	13,427,191	13,427,191
Total			28,427,191

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $283,371,924)			$283,371,924

Total Investments
(Cost: $1,914,578,823)			$1,830,878,819(f)
Other Assets & Liabilities, Net			(289,549,014)
Net Assets			$1,541,329,805

Notes to Portfolio of Investments

(a)           At September 30, 2011, security was partially or fully on loan.

(b)                                  Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $154,072,155 or 10.00% of net assets.

(c)           The rate shown is the seven-day current annualized yield at September 30, 2011.

(d)           Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$77,230,081	$311,981,809	$(358,672,517)	$—	$30,539,373	$132,906	$30,539,373

(e)                                  The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.120%)

Security Description	Value
Fannie Mae Pool	$6,686,915
Freddie Mac Gold Pool	8,613,085
Total Market Value of Collateral Securities	$15,300,000

Royal Bank of Canada (0.080%)

Security Description	Value
Fannie Mae Pool	$5,556,372
Freddie Mac Gold Pool	3,393,450
Freddie Mac Non Gold Pool	831,833
Freddie Mac REMICS	3,914,080
Total Market Value of Collateral Securities	$13,695,735

(f)            Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR         American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs

Equity Securities
Common Stocks
Consumer Discretionary	$88,035,372	$—	$—	$88,035,372
Consumer Staples	165,856,493	—	—	165,856,493
Energy	265,142,205	—	—	265,142,205
Financials	245,732,597	—	—	245,732,597
Health Care	198,034,386	—	—	198,034,386
Industrials	158,508,420	—	—	158,508,420
Information Technology	191,502,200	—	—	191,502,200
Materials	95,858,398	—	—	95,858,398
Telecommunication Services	40,221,330	—	—	40,221,330
Utilities	68,076,121	—	—	68,076,121
Total Equity Securities	1,516,967,522	—	—	1,516,967,522

Other
Affiliated Money Market Fund(c)	30,539,373	—	—	30,539,373
Investments of Cash Collateral Received for Securities on Loan	—	283,371,924	—	283,371,924
Total Other	30,539,373	283,371,924	—	313,911,297
Total	$1,547,506,895	$283,371,924	$—	$1,830,878,819

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Portfolio of Investments

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 74.6%
CONSUMER DISCRETIONARY 12.1%
Auto Components 0.9%
BorgWarner, Inc. (a)(b)	303,500	$18,370,855
Hotels, Restaurants & Leisure 3.8%
Ctrip.com International Ltd., ADR (a)(b)(c)	429,300	13,806,288
Las Vegas Sands Corp. (a)	684,000	26,224,560
Starbucks Corp.	541,900	20,207,451
Yum! Brands, Inc.	311,900	15,404,741
Total		75,643,040
Internet & Catalog Retail 4.1%
Amazon.com, Inc. (a)(b)	228,800	49,473,424
priceline.com, Inc. (a)	67,700	30,428,442
Total		79,901,866
Media 0.4%
Scripps Networks Interactive, Inc., Class A	211,600	7,865,172
Specialty Retail 1.8%
Abercrombie & Fitch Co., Class A	269,800	16,608,888
O’Reilly Automotive, Inc. (a)(b)	290,300	19,342,689
Total		35,951,577
Textiles, Apparel & Luxury Goods 1.1%
Ralph Lauren Corp. (b)	161,300	20,920,610
TOTAL CONSUMER DISCRETIONARY		238,653,120
CONSUMER STAPLES 3.5%
Food & Staples Retailing 1.0%
Costco Wholesale Corp. (b)	233,600	19,183,232
Food Products 1.7%
General Mills, Inc.	397,400	15,287,978
Green Mountain Coffee Roasters, Inc. (a)(b)	202,300	18,801,762
Total		34,089,740
Personal Products 0.8%
Estee Lauder Companies, Inc. (The), Class A (b)	174,700	15,345,648
TOTAL CONSUMER STAPLES		68,618,620

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 6.7%
Energy Equipment & Services 3.3%
FMC Technologies, Inc. (a)(b)	816,500	$30,700,400
Schlumberger Ltd. (c)	579,200	34,595,616
Total		65,296,016
Oil, Gas & Consumable Fuels 3.4%
Concho Resources, Inc. (a)(b)	322,700	22,956,878
Occidental Petroleum Corp.	366,100	26,176,150
Peabody Energy Corp. (b)	346,800	11,749,584
Range Resources Corp.	99,100	5,793,386
Total		66,675,998
TOTAL ENERGY		131,972,014
FINANCIALS 4.2%
Capital Markets 1.8%
Franklin Resources, Inc.	236,000	22,571,040
TD Ameritrade Holding Corp.	804,500	11,830,173
Total		34,401,213
Diversified Financial Services 2.4%
CME Group, Inc.	57,800	14,241,920
IntercontinentalExchange, Inc. (a)(b)	169,900	20,092,374
JPMorgan Chase & Co.	431,100	12,984,732
Total		47,319,026
TOTAL FINANCIALS		81,720,239
HEALTH CARE 9.5%
Biotechnology 0.8%
Celgene Corp. (a)	234,500	14,520,240
Health Care Equipment & Supplies 2.6%
Edwards Lifesciences Corp. (a)	303,700	21,647,736
Intuitive Surgical, Inc. (a)(b)	41,000	14,935,480
Varian Medical Systems, Inc. (a)(b)	285,500	14,891,680
Total		51,474,896
Health Care Providers & Services 3.1%
Express Scripts, Inc. (a)(b)	421,500	15,625,005
UnitedHealth Group, Inc.	997,100	45,986,252
Total		61,611,257
Health Care Technology 1.0%
Cerner Corp. (a)(b)	295,100	20,220,252
Pharmaceuticals 2.0%
Perrigo Co. (b)	165,000	16,023,150

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Shire PLC, ADR (b)(c)	237,200	$22,280,196
Total		38,303,346
TOTAL HEALTH CARE		186,129,991
INDUSTRIALS 10.9%
Aerospace & Defense 2.4%
Goodrich Corp.	154,900	18,693,332
United Technologies Corp. (b)	397,400	27,961,064
Total		46,654,396
Air Freight & Logistics 0.9%
CH Robinson Worldwide, Inc.	252,800	17,309,216
Construction & Engineering 1.0%
Fluor Corp. (b)	440,800	20,519,240
Industrial Conglomerates 2.3%
Danaher Corp.	1,056,100	44,292,834
Machinery 1.9%
Deere & Co.	351,600	22,702,812
Illinois Tool Works, Inc. (b)	354,000	14,726,400
Total		37,429,212
Road & Rail 2.4%
Union Pacific Corp.	574,500	46,919,415
TOTAL INDUSTRIALS		213,124,313
INFORMATION TECHNOLOGY 23.0%
Communications Equipment 2.6%
QUALCOMM, Inc.	1,024,800	49,836,024
Computers & Peripherals 6.3%
Apple, Inc. (a)	196,535	74,915,211
EMC Corp. (a)	1,759,400	36,929,806
NetApp, Inc. (a)	341,500	11,590,510
Total		123,435,527
Internet Software & Services 4.2%
Baidu, Inc., ADR (a)(c)	196,300	20,986,433
Google, Inc., Class A (a)	90,020	46,304,488
VeriSign, Inc. (b)	549,100	15,709,751
Total		83,000,672

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 4.5%
Cognizant Technology Solutions Corp., Class A (a)(b)	661,200	$41,457,240
Visa, Inc., Class A	555,200	47,591,744
Total		89,048,984
Semiconductors & Semiconductor Equipment 0.4%
Altera Corp.	257,900	8,131,587
Software 5.0%
Citrix Systems, Inc. (a)	362,400	19,761,672
Intuit, Inc. (a)	358,800	17,021,472
Oracle Corp.	1,338,000	38,454,120
Salesforce.com, Inc. (a)(b)	207,100	23,667,388
Total		98,904,652
TOTAL INFORMATION TECHNOLOGY		452,357,446
MATERIALS 3.1%
Chemicals 2.5%
Ecolab, Inc. (b)	414,300	20,255,127
Monsanto Co.	485,800	29,167,432
Total		49,422,559
Metals & Mining 0.6%
Cliffs Natural Resources, Inc.	226,430	11,586,423
TOTAL MATERIALS		61,008,982
TELECOMMUNICATION SERVICES 1.6%
Wireless Telecommunication Services 1.6%
American Tower Corp., Class A (a)	573,300	30,843,540
TOTAL TELECOMMUNICATION SERVICES		30,843,540
Total Common Stocks (Cost: $1,497,886,231)		$1,464,428,265

	Shares	Value

Money Market Fund 3.1%
Columbia Short-Term Cash Fund, 0.125% (d)(e)	60,353,934	$60,353,934
Total Money Market Fund (Cost: $60,353,934)		$60,353,934

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 16.7%
Asset-Backed Commercial Paper 3.9%
Alpine Securitization
10/12/11	0.200%	$9,998,500	$9,998,500
Aspen Funding Corp.
10/13/11	0.330%	6,998,011	6,998,011
Atlantis One
12/21/11	0.350%	9,991,250	9,991,250
Cancara Asset Securitisation LLC
10/03/11	0.250%	14,996,666	14,996,666
10/25/11	0.270%	4,998,725	4,998,725
Gemini Securitization Corporation (FKA Twin Towers)
10/11/11	0.300%	9,997,250	9,997,250
Regency Markets No. 1 LLC
10/17/11	0.250%	9,997,778	9,997,778
Rheingold Securitization
10/17/11	0.550%	9,995,875	9,995,875
Total			76,974,055
Certificates of Deposit 10.4%
ABM AMRO Bank N.V.
10/12/11	0.310%	6,998,192	6,998,192
Bank of Montreal
11/09/11	0.240%	10,000,067	10,000,067
Bank of Nova Scotia
11/28/11	0.300%	5,000,000	5,000,000
Banque et Caisse d’Epargne de l’Etat
10/14/11	0.400%	9,996,668	9,996,668
12/06/11	0.380%	3,996,162	3,996,162
Commerzbank AG
10/03/11	0.380%	8,000,000	8,000,000
10/06/11	0.370%	5,000,000	5,000,000
Credit Industrial et Commercial
12/09/11	0.440%	10,000,000	10,000,000
Credit Suisse
10/04/11	0.190%	5,002,130	5,002,130
11/17/11	0.300%	3,000,000	3,000,000
Deutsche Bank AG
10/19/11	0.290%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
10/21/11	0.270%	7,000,000	7,000,000
DnB NOR ASA
11/23/11	0.300%	2,000,000	2,000,000
03/01/12	0.450%	8,000,000	8,000,000
Erste Bank der Oesterreichische
10/11/11	0.380%	7,000,064	7,000,064
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/21/11	0.320%	4,000,000	4,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Lloyds Bank PLC
10/14/11	0.346%	$5,000,000	$5,000,000
N.V. Bank Nederlandse Gemeenten
11/01/11	0.420%	5,000,000	5,000,000
National Bank of Canada
11/18/11	0.270%	6,000,000	6,000,000
Nordea Bank AB
12/09/11	0.310%	15,000,000	15,000,000
Pohjola Bank PLC
10/12/11	0.650%	10,000,000	10,000,000
Rabobank
12/15/11	0.330%	5,000,550	5,000,550
01/20/12	0.272%	7,000,000	7,000,000
Royal Bank of Canada
10/14/11	0.210%	5,001,644	5,001,644
Skandinaviska Enskilda Banken AB
10/03/11	0.150%	10,000,000	10,000,000
Skandinaviska Enskilda Banken
10/11/11	0.250%	2,000,000	2,000,000
Svenska Handelsbanken
11/23/11	0.300%	15,000,189	15,000,189
Union Bank of Switzerland
12/09/11	0.279%	10,000,000	10,000,000
United Overseas Bank Ltd.
10/28/11	0.270%	5,000,000	5,000,000
Total			204,995,666
Commercial Paper 1.6%
ERSTE ABWICKLUNGSANSTALT
10/28/11	0.320%	6,998,071	6,998,071
KELLS FUNDING, LLC
10/17/11	0.310%	3,998,898	3,998,898
Suncorp Metway Ltd.
10/06/11	0.290%	4,998,792	4,998,792
11/28/11	0.380%	14,989,075	14,989,075
Total			30,984,836
Other Short-Term Obligations 0.7%
The Goldman Sachs Group, Inc.
10/17/11	0.280%	6,000,000	6,000,000
12/14/11	0.420%	7,000,000	7,000,000
Total			13,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements 0.1%
Royal Bank of Canada dated 09/30/11, matures 10/03/11, repurchase price $2,826,459 (f)
	0.080%	$2,826,440	$2,826,440
Total			2,826,440

Investments of Cash Collateral Received for Securities on Loan (continued)

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $328,780,997)	$328,780,997
Total Investments (Cost: $1,887,021,162)	$1,853,563,196(g)
Other Assets & Liabilities, Net	110,623,186

Net Assets	$1,964,186,382

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At September 30, 2011, security was partially or fully on loan.
(c)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $91,668,533 or 4.67% of net assets.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(e)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$17,933,881	$758,387,885	$(715,967,832)	$—	$60,353,934	$63,644	$60,353,934

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Royal Bank of Canada (0.080%)

Security Description	Value

Fannie Mae Pool	$1,169,623
Freddie Mac Gold Pool	714,325
Freddie Mac Non Gold Pool	175,102
Freddie Mac REMICS	823,919
Total Market Value of Collateral Securities	$2,882,969

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$238,653,120	$—	$—	$238,653,120
Consumer Staples	68,618,620	—	—	68,618,620
Energy	131,972,014	—	—	131,972,014
Financials	81,720,239	—	—	81,720,239
Health Care	186,129,991	—	—	186,129,991
Industrials	213,124,313	—	—	213,124,313
Information Technology	452,357,446	—	—	452,357,446
Materials	61,008,982	—	—	61,008,982
Telecommunication Services	30,843,540	—	—	30,843,540
Total Equity Securities	1,464,428,265	—	—	1,464,428,265

Other
Affiliated Money Market Fund(c)	60,353,934	—	—	60,353,934
Investments of Cash Collateral Received for Securities on Loan	—	328,780,997	—	328,780,997
Total Other	60,353,934	328,780,997	—	389,134,931
Total	$1,524,782,199	$328,780,997	$—	$1,853,563,196

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Portfolio of Investments

Variable Portfolio — Partners Small Cap Growth Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.2%
CONSUMER DISCRETIONARY 15.5%
Diversified Consumer Services 1.6%
Capella Education Co. (a)	57,158	$1,622,144
Service Corp. International	604,618	5,538,301
Total		7,160,445
Hotels, Restaurants & Leisure 3.3%
7 Days Group Holdings Ltd., ADR (a)(b)(c)	194,202	2,458,597
BJ’s Restaurants, Inc. (a)(c)	121,693	5,367,878
Bravo Brio Restaurant Group, Inc. (a)(c)	51,237	852,584
Life Time Fitness, Inc. (a)	97,930	3,608,721
Peet’s Coffee & Tea, Inc. (a)	13,000	723,320
Scientific Games Corp., Class A (a)(c)	134,000	954,080
Shuffle Master, Inc. (a)(c)	137,600	1,157,216
Total		15,122,396
Household Durables 1.5%
Harman International Industries, Inc.	119,275	3,408,879
iRobot Corp. (a)(c)	98,098	2,468,146
SodaStream International Ltd. (a)(b)(c)	25,500	842,775
Total		6,719,800
Internet & Catalog Retail 1.6%
HomeAway, Inc. (a)	34,286	1,152,695
Makemytrip Ltd. (a)(b)(c)	155,850	3,441,168
Shutterfly, Inc. (a)(c)	67,982	2,799,499
Total		7,393,362
Leisure Equipment & Products 1.0%
Hasbro, Inc.	40,780	1,329,836
Sturm Ruger & Co., Inc.	117,850	3,061,743
Total		4,391,579
Media 0.5%
IMAX Corp. (a)(b)(c)	54,810	793,648
MDC Partners, Inc., Class A (b)	55,700	803,194
ReachLocal, Inc. (a)(c)	53,909	585,991
Total		2,182,833
Specialty Retail 4.9%
American Eagle Outfitters, Inc.	202,013	2,367,592
Cabela’s, Inc. (a)(c)	315,294	6,460,374
Hibbett Sports, Inc. (a)(c)	58,520	1,983,243
Pacific Sunwear of California, Inc. (a)(c)	240,964	289,157
Rue21, Inc. (a)(c)	55,877	1,267,849
Teavana Holdings, Inc. (a)(c)	73,416	1,493,282
Tractor Supply Co.	50,100	3,133,755

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Ulta Salon Cosmetics & Fragrance, Inc. (a)	42,710	$2,657,843
Vitamin Shoppe, Inc. (a)(c)	61,085	2,287,022
Total		21,940,117
Textiles, Apparel & Luxury Goods 1.1%
Steven Madden Ltd. (a)	43,988	1,324,039
Vera Bradley, Inc. (a)(c)	71,700	2,584,785
Warnaco Group, Inc. (The) (a)	26,010	1,198,801
Total		5,107,625
TOTAL CONSUMER DISCRETIONARY		70,018,157
CONSUMER STAPLES 6.7%
Food & Staples Retailing 3.7%
Fresh Market, Inc. (The) (a)(c)	61,805	2,358,479
Pricesmart, Inc. (c)	160,950	10,030,404
United Natural Foods, Inc. (a)(c)	108,875	4,032,730
Total		16,421,613
Food Products 0.7%
Green Mountain Coffee Roasters, Inc. (a)(c)	34,900	3,243,606
Household Products 0.7%
Energizer Holdings, Inc. (a)	49,167	3,266,656
Personal Products 1.6%
Nu Skin Enterprises, Inc., Class A (c)	178,297	7,224,594
TOTAL CONSUMER STAPLES		30,156,469
ENERGY 6.0%
Energy Equipment & Services 2.6%
Atwood Oceanics, Inc. (a)	187,110	6,429,099
Core Laboratories NV (b)	29,431	2,643,787
Lufkin Industries, Inc.	49,253	2,620,752
Total		11,693,638
Oil, Gas & Consumable Fuels 3.4%
Approach Resources, Inc. (a)(c)	211,925	3,600,606
Brigham Exploration Co. (a)	189,255	4,780,581
Carrizo Oil & Gas, Inc. (a)(c)	40,964	882,774
Houston American Energy Corp. (c)	98,212	1,351,397
Northern Oil and Gas, Inc. (a)(c)	178,578	3,462,628

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Oasis Petroleum, Inc. (a)(c)	64,100	$1,431,353
Total		15,509,339
TOTAL ENERGY		27,202,977
FINANCIALS 11.5%
Capital Markets 2.5%
Eaton Vance Corp. (c)	347,439	7,737,467
Financial Engines, Inc. (a)(c)	205,000	3,712,550
Total		11,450,017
Commercial Banks 0.8%
SVB Financial Group (a)	93,950	3,476,150
Consumer Finance 0.9%
Green Dot Corp., Class A (a)	120,383	3,770,396
Insurance 4.3%
Alleghany Corp. (a)	9,920	2,861,920
MBIA, Inc. (a)(c)	543,057	3,948,024
Montpelier Re Holdings Ltd. (b)(c)	286,446	5,064,365
Tower Group, Inc. (c)	154,241	3,525,949
White Mountains Insurance Group Ltd. (b)	10,302	4,180,037
Total		19,580,295
Real Estate Investment Trusts (REITs) 2.2%
First Industrial Realty Trust, Inc. (a)(c)	312,124	2,496,992
Hatteras Financial Corp. (c)	156,073	3,926,797
UDR, Inc.	161,633	3,578,554
Total		10,002,343
Real Estate Management & Development 0.8%
Tejon Ranch Co. (a)	155,816	3,719,328
TOTAL FINANCIALS		51,998,529
HEALTH CARE 18.0%
Biotechnology 3.0%
Ardea Biosciences, Inc. (a)	46,433	725,284
Arqule, Inc. (a)(c)	135,571	684,634
AVEO Pharmaceuticals, Inc. (a)(c)	61,195	941,791
BioMimetic Therapeutics, Inc. (a)(c)	97,505	321,767
Chelsea Therapeutics International Ltd. (a)(c)	273,108	996,844
Dendreon Corp. (a)	283,275	2,549,475
Exact Sciences Corp. (a)	108,110	716,769
Human Genome Sciences, Inc. (a)(c)	320,825	4,071,269

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
InterMune, Inc. (a)(c)	34,970	$706,394
Ironwood Pharmaceuticals, Inc. (a)(c)	67,350	727,380
Targacept, Inc. (a)(c)	49,075	736,125
YM Biosciences, Inc. (a)(b)(c)	235,744	436,126
Total		13,613,858
Health Care Equipment & Supplies 6.2%
DexCom, Inc. (a)(c)	372,071	4,464,852
Endologix, Inc. (a)(c)	369,705	3,711,838
HeartWare International, Inc. (a)(c)	11,452	737,623
MAKO Surgical Corp. (a)(c)	41,172	1,408,906
Masimo Corp. (c)	72,490	1,569,409
NxStage Medical, Inc. (a)(c)	205,497	4,286,667
SonoSite, Inc. (a)	91,500	2,776,110
Volcano Corp. (a)	250,647	7,426,671
Zoll Medical Corp. (a)(c)	41,200	1,554,888
Total		27,936,964
Health Care Providers & Services 3.8%
Catalyst Health Solutions, Inc. (a)	47,104	2,717,430
Centene Corp. (a)	91,500	2,623,305
HMS Holdings Corp. (a)	200,700	4,895,073
IPC The Hospitalist Co., Inc. (a)(c)	32,700	1,167,063
Owens & Minor, Inc. (c)	74,376	2,118,229
Tenet Healthcare Corp. (a)(c)	916,525	3,785,248
Total		17,306,348
Health Care Technology 0.8%
ePocrates, Inc. (a)(c)	76,100	685,661
Merge Healthcare, Inc. (a)(c)	100,000	609,000
SXC Health Solutions Corp. (a)(b)	40,220	2,240,254
Total		3,534,915
Life Sciences Tools & Services 0.5%
Fluidigm Corp. (a)(c)	63,037	878,105
Luminex Corp. (a)(c)	63,800	1,414,446
Total		2,292,551
Pharmaceuticals 3.7%
Akorn, Inc. (a)(c)	587,310	4,586,891
Auxilium Pharmaceuticals, Inc. (a)	132,608	1,987,794
Cardiome Pharma Corp. (a)(b)	91,453	300,880
Corcept Therapeutics, Inc. (a)	238,219	738,479
Impax Laboratories, Inc. (a)	211,650	3,790,652
Jazz Pharmaceuticals, Inc. (a)(c)	76,000	3,155,520
MAP Pharmaceuticals, Inc. (a)(c)	57,928	846,907

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Optimer Pharmaceuticals, Inc. (a)(c)	86,543	$1,197,755
Total		16,604,878
TOTAL HEALTH CARE		81,289,514
INDUSTRIALS 14.3%
Commercial Services & Supplies 3.2%
Clean Harbors, Inc. (a)	59,673	3,061,225
Corrections Corp. of America (a)	252,374	5,726,366
Higher One Holdings, Inc. (a)(c)	162,577	2,645,128
InnerWorkings, Inc. (a)(c)	181,300	1,421,392
Knoll, Inc. (c)	119,973	1,643,630
Total		14,497,741
Electrical Equipment 1.0%
Polypore International, Inc. (a)(c)	79,110	4,471,297
Industrial Conglomerates 0.9%
Tredegar Corp. (c)	279,386	4,143,294
Machinery 3.0%
Altra Holdings, Inc. (a)	107,570	1,244,585
Chart Industries, Inc. (a)(c)	134,468	5,670,516
Greenbrier Companies, Inc. (a)	39,400	459,010
Middleby Corp. (a)(c)	32,515	2,291,007
Robbins & Myers, Inc.	63,600	2,207,556
Trimas Corp. (a)(c)	22,300	331,155
Westport Innovations, Inc. (a)(b)	49,725	1,438,544
Total		13,642,373
Marine 1.4%
Alexander & Baldwin, Inc.	168,168	6,143,177
Professional Services 0.3%
On Assignment, Inc. (a)(c)	220,960	1,562,187
Road & Rail 2.2%
Genesee & Wyoming, Inc., Class A (a)(c)	56,600	2,633,032
Kansas City Southern (a)	30,209	1,509,242
Old Dominion Freight Line, Inc. (a)	196,428	5,690,519
Total		9,832,793
Trading Companies & Distributors 2.3%
DXP Enterprises, Inc. (a)(c)	65,200	1,227,716
Kaman Corp.	149,321	4,158,590
Titan Machinery, Inc. (a)	131,783	2,358,916

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors (continued)
WESCO International, Inc. (a)(c)	72,087	$2,418,519
Total		10,163,741
TOTAL INDUSTRIALS		64,456,603
INFORMATION TECHNOLOGY 21.3%
Communications Equipment 1.9%
Aruba Networks, Inc. (a)(c)	313,797	6,561,495
Ixia (a)(c)	175,100	1,343,017
ShoreTel, Inc. (a)(c)	100,900	502,482
Total		8,406,994
Computers & Peripherals 1.1%
Fusion-io, Inc. (a)(c)	172,067	3,269,273
Stratasys, Inc. (a)(c)	100,379	1,861,027
Total		5,130,300
Electronic Equipment, Instruments & Components 1.6%
Cognex Corp. (c)	13,275	359,885
FARO Technologies, Inc. (a)	84,647	2,670,613
Maxwell Technologies, Inc. (a)(c)	37,800	695,898
Rofin-Sinar Technologies, Inc. (a)	4,300	82,560
Universal Display Corp. (a)	74,469	3,570,044
Total		7,379,000
Internet Software & Services 5.0%
Cornerstone OnDemand, Inc. (a)(c)	12,145	152,298
Envestnet, Inc. (a)(c)	172,000	1,720,000
IntraLinks Holdings, Inc. (a)(c)	279,747	2,100,900
LivePerson, Inc. (a)(c)	65,850	655,208
LogMeIn, Inc. (a)(c)	87,840	2,917,166
LoopNet, Inc. (a)	12,254	209,911
Marchex, Inc. (c)	95,300	810,050
MercadoLibre, Inc.	26,180	1,407,175
OpenTable, Inc. (a)(c)	73,125	3,364,481
QuinStreet, Inc. (a)	35,800	370,530
SciQuest, Inc. (a)(c)	135,494	2,024,280
ValueClick, Inc. (a)(c)	371,792	5,785,084
Velti PLC (a)(b)	57,232	378,304
VistaPrint NV (a)(b)(c)	25,330	684,670
Total		22,580,057
IT Services 1.0%
Gartner, Inc. (a)	37,100	1,293,677
Wright Express Corp. (a)	82,910	3,153,896
Total		4,447,573
Semiconductors & Semiconductor Equipment 3.6%
Cavium, Inc. (a)	41,100	1,110,111

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Entegris, Inc. (a)	264,920	$1,690,190
EZchip Semiconductor Ltd. (a)(b)(c)	42,300	1,405,206
MaxLinear, Inc., Class A (a)(c)	171,492	1,107,838
Micrel, Inc. (c)	511,526	4,844,151
Netlogic Microsystems, Inc. (a)	56,610	2,723,507
Power Integrations, Inc. (c)	109,650	3,356,387
Total		16,237,390
Software 7.1%
Advent Software, Inc. (a)	167,135	3,484,765
Allot Communications Ltd. (a)(b)	114,000	1,111,500
Ariba, Inc. (a)	18,990	526,213
BroadSoft, Inc. (a)(c)	26,400	801,240
Fortinet, Inc. (a)	164,660	2,766,288
MicroStrategy, Inc., Class A (a)(c)	15,901	1,813,827
Pegasystems, Inc.	92,919	2,844,250
PROS Holdings, Inc. (a)(c)	241,977	3,119,083
QLIK Technologies, Inc. (a)(c)	74,760	1,619,302
RealPage, Inc. (a)(c)	71,100	1,453,995
SuccessFactors, Inc. (a)(c)	91,790	2,110,252
Synchronoss Technologies, Inc. (a)(c)	113,000	2,814,830
Take-Two Interactive Software, Inc. (a)(c)	114,250	1,453,260
Taleo Corp., Class A (a)(c)	65,200	1,676,944
Ultimate Software Group, Inc. (a)(c)	97,011	4,532,354
Total		32,128,103
TOTAL INFORMATION TECHNOLOGY		96,309,417
MATERIALS 3.9%
Chemicals 2.8%
Albemarle Corp.	94,576	3,820,870
Balchem Corp.	19,550	729,411
LSB Industries, Inc. (a)(c)	27,100	776,957
NewMarket Corp. (c)	48,107	7,306,010
Total		12,633,248
Construction Materials 0.5%
Martin Marietta Materials, Inc. (c)	37,639	2,379,538
Metals & Mining 0.6%
Carpenter Technology Corp.	63,232	2,838,484
TOTAL MATERIALS		17,851,270
Total Common Stocks (Cost: $441,086,590)		$439,282,936

Issuer	Shares	Value

Limited Partnerships 1.0%
ENERGY 1.0%
Oil, Gas & Consumable Fuels 1.0%
Kinder Morgan Management LLC (a)(c)(d)	78,683	$4,617,905
TOTAL ENERGY		4,617,905
Total Limited Partnerships (Cost: $4,093,685)		$4,617,905

	Shares	Value

Money Market Fund 1.8%
Columbia Short-Term Cash Fund, 0.125% (e)(f)	8,021,891	8,021,891
Total Money Market Fund (Cost: $8,021,891)		$8,021,891

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 27.4%
Asset-Backed Commercial Paper 4.4%
Alpine Securitization
10/14/11	0.190%	1,999,747	$1,999,747
Atlantis One
12/21/11	0.350%	5,994,750	5,994,750
Cancara Asset Securitisation LLC
10/20/11	0.270%	4,998,725	4,998,725
Rheingold Securitization
10/25/11	0.600%	1,998,833	1,998,833
Scaldis Capital LLC
10/04/11	0.550%	4,999,694	4,999,694
Total			19,991,749

Certificates of Deposit 13.4%
Bank of Montreal
11/14/11	0.250%	5,000,000	5,000,000
Bank of Nova Scotia
11/28/11	0.300%	3,000,000	3,000,000
Branch Banking & Trust Corporation
01/09/12	0.350%	6,000,000	6,000,000
Credit Suisse
11/17/11	0.300%	4,000,000	4,000,000
Deutsche Bank AG
10/19/11	0.290%	2,000,000	2,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Development Bank of Singapore Ltd.
10/21/11	0.270%	$4,000,000	$4,000,000
DnB NOR ASA
11/23/11	0.300%	2,000,000	2,000,000
03/01/12	0.450%	2,000,000	2,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/21/11	0.320%	2,000,000	2,000,000
Lloyds Bank PLC
10/14/11	0.346%	3,500,000	3,500,000
National Bank of Canada
11/18/11	0.270%	3,000,000	3,000,000
Nordea Bank AB
12/09/11	0.310%	3,000,000	3,000,000
Standard Chartered Bank PLC
01/03/12	0.460%	5,000,078	5,000,078
Svenska Handelsbanken
03/01/12	0.460%	3,000,000	3,000,000
Swedbank AB
10/24/11	0.260%	5,000,000	5,000,000
Union Bank of Switzerland
12/09/11	0.279%	5,000,000	5,000,000
United Overseas Bank Ltd.
10/28/11	0.270%	3,000,000	3,000,000
Total			60,500,078

Commercial Paper 1.6%
PB Capital Corp.
10/20/11	0.640%	1,998,969	1,998,969
Westpac Securities NZ Ltd.
03/02/12	0.441%	4,988,878	4,988,878
Total			6,987,847

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Other Short-Term Obligations 0.4%
Natixis Financial Products LLC
10/03/11	0.430%	$2,000,000	$2,000,000

Repurchase Agreements 7.6%
Citigroup Global Markets, Inc. (g) dated 09/30/11, matures 10/03/11, repurchase price $10,00,075
	0.090%	10,000,000	10,000,000
repurchase price $5,000,038
	0.090%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 09/30/11, matures 10/03/11, repurchase price $5,000,067 (g)
	0.160%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 09/30/11, matures 10/03/11, repurchase price $5,000,038 (g)
	0.090%	5,000,000	5,000,000
Pershing LLC dated 09/30/11, matures 10/03/11, repurchase price $5,000,075 (g)
	0.180%	5,000,000	5,000,000
Royal Bank of Canada dated 09/30/11, matures 10/03/11, repurchase price $4,302,645 (g)
	0.080%	4,302,617	4,302,617
Total			34,302,617

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $123,782,291)			$123,782,291
Total Investments (Cost: $576,984,457)			$575,705,023(h)
Other Assets & Liabilities, Net			(123,864,916)
Net Assets			$451,840,107

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $28,223,055 or 6.25% of net assets.
(c)	At September 30, 2011, security was partially or fully on loan.
(d)	At September 30, 2011, there was no capital committed to the LLC or LP for future investment.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2011.

(f)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$4,581,311	$147,052,891	$(143,612,311)	$—	$8,021,891	$13,240	$8,021,891

(g)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$3,952,524
Freddie Mac Reference REMIC	71,395
Freddie Mac REMICS	5,415,497
Government National Mortgage Association	760,584
Total Market Value of Collateral Securities	$10,200,000

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$1,976,262
Freddie Mac Reference REMIC	35,698
Freddie Mac REMICS	2,707,748
Government National Mortgage Association	380,292
Total Market Value of Collateral Securities	$5,100,000

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value
Fannie Mae Grantor Trust	$49,182
Fannie Mae Pool	1,623,356
Fannie Mae REMICS	1,056,619
Fannie Mae Whole Loan	8,724
Federal Home Loan Bank of Chicago	10,376
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	54,653
Freddie Mac Gold Pool	897,056
Freddie Mac REMICS	1,378,851
Ginnie Mae II Pool	21,183
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Fannie Mae Interest Strip	$1,339,350
Fannie Mae Pool	2,661,525
Fannie Mae REMICS	2,187
Freddie Mac Gold Pool	779,032
Freddie Mac Non Gold Pool	35,682
Freddie Mac REMICS	20,332
Freddie Mac Strips	164,852
Government National Mortgage Association	97,078
Total Market Value of Collateral Securities	$5,100,038

Pershing LLC (0.180%)

Security Description	Value
Fannie Mae Pool	$1,390,666
Fannie Mae REMICS	882,478
Fannie Mae Whole Loan	9,938
Fannie Mae-Aces	19,338
Freddie Mac REMICS	1,645,249
Ginnie Mae I Pool	794,724
Government National Mortgage Association	357,607
Total Market Value of Collateral Securities	$5,100,000

Royal Bank of Canada (0.080%)

Security Description	Value
Fannie Mae Pool	$1,780,487
Freddie Mac Gold Pool	1,087,399
Freddie Mac Non Gold Pool	266,553
Freddie Mac REMICS	1,254,230
Total Market Value of Collateral Securities	$4,388,669

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$70,018,157	$—	$—	$70,018,157
Consumer Staples	30,156,469	—	—	30,156,469
Energy	27,202,977	—	—	27,202,977
Financials	51,998,529	—	—	51,998,529
Health Care	81,289,514	—	—	81,289,514
Industrials	64,456,603	—	—	64,456,603
Information Technology	96,309,417	—	—	96,309,417
Materials	17,851,270	—	—	17,851,270
Total Equity Securities	439,282,936	—	—	439,282,936

Other
Limited Partnerships	4,617,905	—	—	4,617,905
Affiliated Money Market Fund(c)	8,021,891	—	—	8,021,891
Investments of Cash Collateral Received for Securities on Loan	—	123,782,291	—	123,782,291
Total Other	12,639,796	123,782,291	—	136,422,087
Total	$451,922,732	$123,782,291	$—	$575,705,023

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Portfolio of Investments

Variable Portfolio — Partners Small Cap Value Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.6%
CONSUMER DISCRETIONARY 14.5%
Auto Components 1.9%
American Axle & Manufacturing Holdings, Inc. (a)(b)	909,400	$6,938,722
Cooper Tire & Rubber Co. (b)	264,600	2,881,494
Dana Holding Corp. (a)(b)	668,058	7,014,609
Gentex Corp.	274,800	6,608,940
Motorcar Parts Of America, Inc. (a)(b)	78,710	647,783
Total		24,091,548
Distributors —%
Audiovox Corp., Class A (a)(b)	40,000	219,600
Diversified Consumer Services 0.8%
Ascent Capital Group, Inc., Class A (a)(b)	45,700	1,796,924
Mac-Gray Corp. (b)	358,840	4,632,625
Regis Corp. (b)	242,300	3,414,007
Total		9,843,556
Hotels, Restaurants & Leisure 1.8%
Bob Evans Farms, Inc. (b)	324,930	9,267,003
Cracker Barrel Old Country Store, Inc. (b)	118,713	4,758,017
Frisch’s Restaurants, Inc.	43,925	852,145
Jack in the Box, Inc. (a)	82,990	1,653,161
Monarch Casino & Resort, Inc. (a)(b)	173,400	1,695,852
Pinnacle Entertainment, Inc. (a)(b)	127,160	1,154,613
Vail Resorts, Inc. (b)	33,100	1,250,849
WMS Industries, Inc. (a)(b)	148,090	2,604,903
Total		23,236,543
Household Durables 0.8%
American Greetings Corp., Class A (b)	82,890	1,533,465
Pulte Group, Inc. (a)(b)	234,050	924,498
Tupperware Brands Corp.	23,950	1,287,073
Whirlpool Corp. (b)	123,400	6,158,894
Total		9,903,930
Leisure Equipment & Products 0.4%
Brunswick Corp. (b)	373,800	5,248,152
Media 1.6%
DreamWorks Animation SKG, Inc., Class A (a)(b)	118,450	2,153,421
John Wiley & Sons, Inc., Class A (b)	87,500	3,886,750
Madison Square Garden Co. (The), Class A (a)(b)	310,680	7,083,504
Scholastic Corp.	33,980	952,460

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media (continued)
Valassis Communications, Inc. (a)(b)	304,000	$5,696,960
Total		19,773,095
Multiline Retail 2.5%
99 Cents Only Stores (a)	51,620	950,840
Big Lots, Inc. (a)(b)	332,240	11,571,919
Dillard’s, Inc., Class A (b)	336,800	14,644,064
Fred’s, Inc., Class A (b)	361,000	3,848,260
Saks, Inc. (a)(b)	160,130	1,401,138
Total		32,416,221
Specialty Retail 4.3%
Aaron’s, Inc.	166,349	4,200,312
Aeropostale, Inc. (a)(b)	117,620	1,271,472
Ascena Retail Group, Inc. (a)(b)	204,089	5,524,689
Cabela’s, Inc. (a)(b)	363,800	7,454,262
Childrens Place Retail Stores, Inc. (The) (a)(b)	39,150	1,821,650
Citi Trends, Inc. (a)(b)	50,800	597,916
Finish Line, Inc., Class A (The) (b)	347,600	6,948,524
Men’s Wearhouse, Inc. (The) (b)	356,220	9,290,218
Office Depot, Inc. (a)(b)	446,130	919,028
PEP Boys - Manny, Moe & Jack (b)	416,530	4,111,151
Rent-A-Center, Inc. (b)	308,221	8,460,666
Stage Stores, Inc. (b)	250,270	3,471,245
Total		54,071,133
Textiles, Apparel & Luxury Goods 0.4%
Columbia Sportswear Co.	24,800	1,150,720
Iconix Brand Group, Inc. (a)	69,830	1,103,314
True Religion Apparel, Inc. (a)(b)	87,090	2,347,946
Total		4,601,980
TOTAL CONSUMER DISCRETIONARY		183,405,758
CONSUMER STAPLES 3.6%
Beverages 0.2%
Cott Corp. (a)(c)	423,980	2,887,304
Food & Staples Retailing 1.9%
Casey’s General Stores, Inc.	55,500	2,422,575
Fresh Market, Inc. (The) (a)(b)	40,720	1,553,875
Ruddick Corp. (b)	336,223	13,109,335
Village Super Market, Inc., Class A (b)	142,330	3,407,380
Winn-Dixie Stores, Inc. (a)(b)	513,490	3,039,861
Total		23,533,026

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 1.2%
Fresh Del Monte Produce, Inc. (c)	66,420	$1,540,944
Hain Celestial Group, Inc. (The) (a)	57,830	1,766,706
Harbinger Group, Inc. (a)(b)	372,700	1,889,589
Industrias Bachoco SAB de CV, ADR (c)	139,038	3,124,184
J&J Snack Foods Corp. (b)	78,503	3,772,069
Seneca Foods Corp., Class A (a)(b)	62,550	1,238,490
TreeHouse Foods, Inc. (a)(b)	28,170	1,742,033
Total		15,074,015
Personal Products 0.1%
Elizabeth Arden, Inc. (a)	31,710	901,833
Tobacco 0.2%
Alliance One International, Inc. (a)(b)	445,635	1,087,349
Universal Corp. (b)	45,130	1,618,362
Total		2,705,711
TOTAL CONSUMER STAPLES		45,101,889
ENERGY 4.4%
Energy Equipment & Services 1.4%
Bristow Group, Inc. (b)	162,880	6,910,998
Helix Energy Solutions Group, Inc. (a)	81,890	1,072,759
Parker Drilling Co. (a)(b)	682,652	2,996,842
Tetra Technologies, Inc. (a)	233,790	1,804,859
Tidewater, Inc.	114,100	4,797,905
Total		17,583,363
Oil, Gas & Consumable Fuels 3.0%
Berry Petroleum Co., Class A	71,660	2,535,331
Bill Barrett Corp. (a)	21,080	763,939
Cloud Peak Energy, Inc. (a)(b)	277,340	4,700,913
Comstock Resources, Inc. (a)(b)	67,750	1,047,415
Endeavour International Corp. (a)(b)	139,640	1,114,327
Energy Partners Ltd. (a)(b)	199,500	2,208,465
Evolution Petroleum Corp. (a)(b)	501,943	3,543,718
EXCO Resources, Inc.	445,300	4,773,616
Miller Energy Resources Inc (a)(b)	519,760	1,372,166
Overseas Shipholding Group, Inc. (b)	298,635	4,103,245
Patriot Coal Corp. (a)(b)	31,550	266,913
Penn Virginia Corp. (b)	416,240	2,318,457
Rex Energy Corp. (a)(b)	136,680	1,729,002
Swift Energy Co. (a)	33,890	824,883
Teekay Tankers Ltd., Class A (b)(c)	220,500	1,014,300
Tesoro Corp. (a)(b)	282,000	5,490,540
USEC, Inc. (a)(b)	228,400	367,724

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Venoco, Inc. (a)(b)	80,820	$712,024
Total		38,886,978
TOTAL ENERGY		56,470,341
FINANCIALS 21.5%
Capital Markets 1.4%
Capital Southwest Corp. (b)	23,170	1,714,580
Federated Investors, Inc., Class B (b)	213,000	3,733,890
Janus Capital Group, Inc. (b)	709,000	4,254,000
Medallion Financial Corp. (b)	263,928	2,454,531
Oppenheimer Holdings, Inc., Class A (b)	100,752	1,616,062
Stifel Financial Corp. (a)(b)	37,850	1,005,296
SWS Group, Inc.	307,320	1,441,331
Walter Investment Management	62,840	1,440,921
Total		17,660,611
Commercial Banks 5.0%
Bank of Hawaii Corp.	25,810	939,484
Bank of the Ozarks, Inc. (b)	128,760	2,694,947
Banner Corp. (b)	133,642	1,709,281
Cathay General Bancorp (b)	81,170	923,715
Center Financial Corp. (a)	300,000	1,407,000
Community Bank System, Inc. (b)	213,530	4,844,996
CVB Financial Corp. (b)	207,930	1,598,982
First Busey Corp. (b)	284,710	1,238,489
First Citizens BancShares Inc., Class A	24,495	3,516,012
First Financial Bancorp (b)	85,840	1,184,592
Fulton Financial Corp.	565,100	4,323,015
Hancock Holding Co.	35,620	953,904
Iberiabank Corp. (b)	25,120	1,182,147
Nara Bancorp, Inc. (a)(b)	253,200	1,536,924
National Penn Bancshares, Inc.	150,920	1,057,949
NBT Bancorp, Inc. (b)	74,240	1,382,349
Old National Bancorp (b)	82,020	764,426
Prosperity Bancshares, Inc. (b)	291,410	9,523,279
SVB Financial Group (a)(b)	30,220	1,118,140
Synovus Financial Corp. (b)	4,048,800	4,332,216
Tompkins Financial Corp.	38,240	1,368,227
Trustmark Corp. (b)	237,190	4,304,998
Webster Financial Corp.	84,230	1,288,719
Westamerica Bancorporation (b)	130,700	5,008,424
Wintrust Financial Corp. (b)	210,300	5,427,843
Total		63,630,058
Consumer Finance 0.7%
Cash America International, Inc. (b)	66,726	3,413,702

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Consumer Finance (continued)
Credit Acceptance Corp. (a)	9,850	$633,946
DFC Global Corp. (a)(b)	52,860	1,154,991
First Cash Financial Services, Inc. (a)(b)	34,550	1,449,373
Green Dot Corp., Class A (a)	39,370	1,233,068
World Acceptance Corp. (a)(b)	23,780	1,330,491
Total		9,215,571
Diversified Financial Services 0.1%
Portfolio Recovery Associates, Inc. (a)	17,860	1,111,249
Insurance 8.4%
Alterra Capital Holdings Ltd. (b)(c)	461,378	8,752,341
American Equity Investment Life Holding Co.	604,140	5,286,225
American National Insurance Co. (b)	68,826	4,766,201
Amtrust Financial Services, Inc. (b)	65,025	1,447,457
Delphi Financial Group, Inc., Class A	65,040	1,399,661
Endurance Specialty Holdings Ltd. (b)(c)	187,500	6,403,125
Enstar Group Ltd. (a)(b)(c)	14,640	1,394,167
Flagstone Reinsurance Holdings SA (b)(c)	658,786	5,105,591
Hilltop Holdings, Inc. (a)(b)	177,830	1,282,154
Horace Mann Educators Corp. (b)	262,292	2,992,752
Infinity Property & Casualty Corp.	32,190	1,689,331
Kemper Corp.	99,200	2,376,832
Montpelier Re Holdings Ltd. (c)	718,290	12,699,367
Navigators Group, Inc. (The) (a)(b)	49,086	2,120,515
Platinum Underwriters Holdings Ltd. (b)(c)	532,409	16,371,577
Primerica, Inc.	57,130	1,231,723
ProAssurance Corp. (b)	125,350	9,027,707
Protective Life Corp.	290,400	4,538,952
RLI Corp. (b)	29,510	1,876,246
Selective Insurance Group, Inc. (b)	96,440	1,258,542
StanCorp Financial Group, Inc. (b)	79,900	2,202,843
Tower Group, Inc. (b)	117,090	2,676,677
White Mountains Insurance Group Ltd. (b)(c)	22,322	9,057,151
Total		105,957,137
Real Estate Investment Trusts (REITs) 3.4%
American Campus Communities, Inc. (b)	91,000	3,386,110
Brandywine Realty Trust (b)	410,720	3,289,867
Colonial Properties Trust (b)	73,980	1,343,477
CubeSmart	162,170	1,383,310

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
DCT Industrial Trust, Inc. (b)	313,590	$1,376,660
EastGroup Properties, Inc. (b)	31,140	1,187,680
Equity Lifestyle Properties, Inc. (b)	66,200	4,150,740
Extra Space Storage, Inc. (b)	83,010	1,546,476
First Potomac Realty Trust (b)	214,800	2,678,556
Government Properties Income Trust (b)	148,300	3,189,933
Gyrodyne Co. of America, Inc. (a)(b)	14,255	787,589
Healthcare Realty Trust, Inc. (b)	63,690	1,073,177
Highwoods Properties, Inc. (b)	46,940	1,326,524
LaSalle Hotel Properties (b)	37,510	720,192
LTC Properties, Inc. (b)	107,500	2,721,900
Mack-Cali Realty Corp. (b)	97,900	2,618,825
Medical Properties Trust, Inc.	131,250	1,174,687
MFA Financial, Inc.	219,100	1,538,082
Omega Healthcare Investors, Inc.	75,980	1,210,361
Post Properties, Inc.	36,550	1,269,747
Resource Capital Corp.	190,920	954,600
Sovran Self Storage, Inc. (b)	30,880	1,147,810
Starwood Property Trust, Inc.	79,590	1,365,764
Two Harbors Investment Corp. (b)	112,120	990,020
Total		42,432,087
Real Estate Management & Development 1.6%
Altisource Portfolio Solutions SA (a)(c)	35,890	1,270,147
Avatar Holdings, Inc. (a)	69,440	568,019
MI Developments, Inc. (c)	710,800	18,871,740
Total		20,709,906
Thrifts & Mortgage Finance 0.9%
Astoria Financial Corp. (b)	322,500	2,480,025
Capitol Federal Financial, Inc.	115,970	1,224,643
Dime Community Bancshares, Inc. (b)	223,990	2,269,019
MGIC Investment Corp. (a)	482,410	902,107
Northwest Bancshares, Inc. (b)	130,620	1,555,684
Provident Financial Services, Inc. (b)	115,450	1,241,087
Radian Group, Inc. (b)	386,650	846,764
Washington Federal, Inc.	88,580	1,128,509
Total		11,647,838
TOTAL FINANCIALS		272,364,457
HEALTH CARE 5.0%
Health Care Equipment & Supplies 2.1%
ICU Medical, Inc. (a)(b)	155,260	5,713,568
Invacare Corp. (b)	44,300	1,020,672
Meridian Bioscience, Inc. (b)	195,200	3,072,448
STERIS Corp. (b)	263,080	7,700,352

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Thoratec Corp. (a)	47,130	$1,538,323
West Pharmaceutical Services, Inc. (b)	168,600	6,255,060
Wright Medical Group, Inc. (a)(b)	85,540	1,529,455
Total		26,829,878
Health Care Providers & Services 2.1%
Assisted Living Concepts, Inc., Class A (b)	93,630	1,186,292
Brookdale Senior Living, Inc. (a)	91,240	1,144,150
Centene Corp. (a)	56,390	1,616,701
Chemed Corp. (b)	59,980	3,296,501
Ensign Group, Inc. (The) (b)	122,270	2,825,660
Healthsouth Corp. (a)(b)	493,100	7,361,983
Magellan Health Services, Inc. (a)(b)	34,140	1,648,962
National Healthcare Corp. (b)	37,630	1,215,449
Owens & Minor, Inc. (b)	200,980	5,723,910
PSS World Medical, Inc. (a)(b)	58,270	1,147,336
Total		27,166,944
Pharmaceuticals 0.8%
Medicis Pharmaceutical Corp., Class A (b)	234,040	8,537,779
Par Pharmaceutical Companies, Inc. (a)	44,500	1,184,590
Total		9,722,369
TOTAL HEALTH CARE		63,719,191
INDUSTRIALS 16.7%
Aerospace & Defense 1.3%
Aerovironment, Inc. (a)	27,600	776,940
Alliant Techsystems, Inc.	44,600	2,431,146
Ceradyne, Inc. (a)	40,230	1,081,785
Cubic Corp.	58,870	2,300,051
Curtiss-Wright Corp. (b)	139,090	4,009,965
Hexcel Corp. (a)(b)	83,680	1,854,349
Moog, Inc., Class A (a)	38,770	1,264,677
Teledyne Technologies, Inc. (a)(b)	28,720	1,403,259
Triumph Group, Inc.	26,570	1,295,022
Total		16,417,194
Air Freight & Logistics 0.6%
Forward Air Corp. (b)	297,600	7,573,920
Airlines 2.0%
Air France-KLM, ADR (a)(b)(c)	147,650	1,096,301
Alaska Air Group, Inc. (a)	27,460	1,545,723
Allegiant Travel Co. (a)(b)	48,800	2,299,944

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines (continued)
Hawaiian Holdings, Inc. (a)(b)	309,260	$1,301,985
JetBlue Airways Corp. (a)(b)	3,420,532	14,024,181
Southwest Airlines Co.	463,299	3,724,924
U.S. Airways Group, Inc. (a)(b)	227,180	1,249,490
Total		25,242,548
Building Products 1.5%
AO Smith Corp.	133,520	4,276,646
Gibraltar Industries, Inc. (a)(b)	433,163	3,517,283
Simpson Manufacturing Co., Inc. (b)	274,500	6,843,285
Trex Co., Inc. (a)(b)	225,100	3,608,353
USG Corp. (a)(b)	134,090	902,426
Total		19,147,993
Commercial Services & Supplies 4.7%
ABM Industries, Inc. (b)	219,110	4,176,237
Brink’s Co. (The)	585,937	13,658,192
Ennis, Inc. (b)	123,500	1,612,910
G&K Services, Inc., Class A (b)	138,870	3,546,740
Geo Group, Inc. (The) (a)(b)	434,250	8,059,680
Herman Miller, Inc. (b)	336,200	6,004,532
McGrath Rentcorp (b)	58,255	1,385,886
Mine Safety Appliances Co. (b)	47,570	1,282,487
Mobile Mini, Inc. (a)(b)	457,000	7,513,080
Standard Parking Corp. (a)(b)	193,960	3,033,534
Steelcase, Inc., Class A (b)	59,430	375,003
Tetra Tech, Inc. (a)(b)	77,210	1,446,915
Unifirst Corp.	143,506	6,499,387
United Stationers, Inc.	53,200	1,449,700
Total		60,044,283
Construction & Engineering 0.8%
Comfort Systems U.S.A., Inc. (b)	463,418	3,855,638
Insituform Technologies, Inc., Class A (a)(b)	419,900	4,862,442
MasTec, Inc. (a)(b)	58,410	1,028,600
Total		9,746,680
Electrical Equipment 1.3%
Belden, Inc. (b)	111,600	2,878,164
Brady Corp., Class A	53,300	1,408,719
EnerSys (a)	53,820	1,077,477
Franklin Electric Co., Inc. (b)	109,244	3,963,372
Powell Industries, Inc. (a)(b)	29,090	900,917
Regal-Beloit Corp.	136,300	6,185,294
Total		16,413,943

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 0.1%
Standex International Corp. (b)	37,480	$1,166,752
Machinery 2.1%
Actuant Corp., Class A (b)	75,860	1,498,235
Astec Industries, Inc. (a)(b)	44,740	1,309,987
Barnes Group, Inc. (b)	79,640	1,533,070
Kaydon Corp. (b)	40,770	1,169,284
Mueller Industries, Inc.	29,040	1,120,654
Oshkosh Corp. (a)(b)	466,800	7,347,432
Robbins & Myers, Inc. (b)	28,570	991,665
Tecumseh Products Co., Class B (a)	29,977	213,586
Terex Corp. (a)(b)	572,200	5,870,772
Toro Co. (The)	74,740	3,682,440
Trimas Corp. (a)(b)	28,960	430,056
Watts Water Technologies, Inc., Class A (b)	45,830	1,221,369
Total		26,388,550
Professional Services 0.9%
Dolan Co. (The) (a)(b)	226,580	2,036,954
FTI Consulting, Inc. (a)(b)	27,820	1,024,054
Insperity, Inc. (b)	119,160	2,651,310
Korn/Ferry International (a)	526,550	6,418,645
Total		12,130,963
Road & Rail 0.1%
Swift Transportation Co. (a)	159,110	1,024,668
Trading Companies & Distributors 1.3%
Aircastle Ltd. (b)(c)	203,550	1,937,796
GATX Corp. (b)	173,510	5,377,075
RSC Holdings, Inc. (a)	937,700	6,685,801
TAL International Group, Inc. (b)	46,610	1,162,453
United Rentals, Inc. (a)(b)	91,920	1,547,933
Total		16,711,058
TOTAL INDUSTRIALS		212,008,552
INFORMATION TECHNOLOGY 14.0%
Communications Equipment 1.1%
Arris Group, Inc. (a)	133,010	1,370,003
Brocade Communications Systems, Inc. (a)	288,430	1,246,018
Harmonic, Inc. (a)(b)	345,130	1,470,254
Ituran Location and Control Ltd. (c)	102,614	1,195,453
Plantronics, Inc. (b)	295,070	8,394,741
Total		13,676,469

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Computers & Peripherals 0.2%
QLogic Corp. (a)	115,570	$1,465,428
Synaptics, Inc. (a)	34,460	823,594
Total		2,289,022
Electronic Equipment, Instruments & Components 6.7%
Aeroflex Holding Corp. (a)(b)	79,020	719,082
Celestica, Inc. (a)(c)	1,548,404	11,225,929
Cognex Corp. (b)	237,500	6,438,625
CTS Corp. (b)	264,600	2,151,198
Daktronics, Inc. (b)	102,620	880,480
Electro Rent Corp. (b)	200,830	2,773,462
FARO Technologies, Inc. (a)(b)	122,200	3,855,410
FEI Co. (a)	49,180	1,473,433
Ingram Micro, Inc., Class A (a)	849,359	13,700,161
Insight Enterprises, Inc. (a)(b)	82,390	1,247,385
Littelfuse, Inc.	146,100	5,874,681
Mercury Computer Systems, Inc. (a)(b)	295,400	3,397,100
Park Electrochemical Corp. (b)	367,542	7,854,372
Plexus Corp. (a)	314,300	7,109,466
Rofin-Sinar Technologies, Inc. (a)	41,780	802,176
Sanmina-SCI Corp. (a)(b)	854,583	5,708,614
Scansource, Inc. (a)(b)	49,600	1,466,176
SYNNEX Corp. (a)(b)	53,550	1,403,010
Vishay Intertechnology, Inc. (a)(b)	885,600	7,403,616
Total		85,484,376
Internet Software & Services 0.2%
Digital River, Inc. (a)	64,530	1,337,707
IntraLinks Holdings, Inc. (a)(b)	58,730	441,062
j2 Global Communications, Inc. (b)	42,790	1,151,051
Total		2,929,820
IT Services 2.6%
CACI International, Inc., Class A (a)	32,860	1,641,028
Cardtronics, Inc. (a)	64,960	1,488,883
Computer Services, Inc.	38,110	1,057,553
Convergys Corp. (a)(b)	192,670	1,807,245
CSG Systems International, Inc. (a)	154,310	1,950,478
DST Systems, Inc.	151,980	6,661,284
Heartland Payment Systems, Inc. (b)	69,210	1,364,821
Mantech International Corp., Class A (b)	146,590	4,599,994
MAXIMUS, Inc. (b)	132,300	4,617,270
NeuStar, Inc., Class A (a)	280,280	7,046,239
Wright Express Corp. (a)	31,410	1,194,836
Total		33,429,631

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 2.0%
Axcelis Technologies, Inc. (a)(b)	625,000	$750,000
Brooks Automation, Inc. (b)	890,600	7,258,390
Ceva, Inc. (a)(b)	49,050	1,192,406
Cirrus Logic, Inc. (a)	81,900	1,207,206
Cymer, Inc. (a)	30,080	1,118,374
GT Advanced Technologies, Inc. (a)	92,900	652,158
Micron Technology, Inc. (a)	1,000,000	5,040,000
Photronics, Inc. (a)(b)	410,399	2,043,787
RF Micro Devices, Inc. (a)	231,290	1,466,379
Semiconductor Manufacturing International Corp., ADR (a)(b)(c)	1,411,570	3,288,958
Silicon Laboratories, Inc. (a)(b)	36,310	1,216,748
Total		25,234,406
Software 1.2%
Blackbaud, Inc.	162,050	3,608,854
JDA Software Group, Inc. (a)	48,430	1,135,199
Mentor Graphics Corp. (a)(b)	870,600	8,375,172
Quest Software, Inc. (a)	105,390	1,673,593
Total		14,792,818
TOTAL INFORMATION TECHNOLOGY		177,836,542
MATERIALS 5.6%
Chemicals 2.3%
Arch Chemicals, Inc.	82,700	3,880,284
Cabot Corp.	129,590	3,211,240
Calgon Carbon Corp. (a)	45,370	661,041
H.B. Fuller Co.	81,900	1,492,218
Innophos Holdings, Inc. (b)	66,200	2,639,394
Minerals Technologies, Inc.	31,440	1,549,049
OM Group, Inc. (a)(b)	37,180	965,565
PolyOne Corp. (b)	686,600	7,353,486
Sensient Technologies Corp.	123,500	4,019,925
Stepan Co. (b)	58,190	3,909,204
Total		29,681,406
Containers & Packaging 0.7%
AptarGroup, Inc.	82,025	3,664,057
Temple-Inland, Inc.	145,965	4,578,922
Total		8,242,979
Metals & Mining 0.3%
Jaguar Mining, Inc. (a)(c)	260,160	1,222,752
Schnitzer Steel Industries, Inc., Class A (b)	69,900	2,572,320
Worthington Industries, Inc.	26,750	373,697
Total		4,168,769

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Paper & Forest Products 2.3%
AbitibiBowater, Inc. (a)(b)	619,656	$9,294,840
Buckeye Technologies, Inc.	243,960	5,881,876
Clearwater Paper Corp. (a)(b)	35,950	1,221,581
Louisiana-Pacific Corp. (a)(b)	1,403,600	7,158,360
Schweitzer-Mauduit International, Inc.	104,800	5,855,176
Total		29,411,833
TOTAL MATERIALS		71,504,987
TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.1%
Atlantic Tele-Network, Inc. (b)	68,680	2,258,198
Wireless Telecommunication Services 0.1%
Leap Wireless International, Inc. (a)(b)	115,480	796,812
TOTAL TELECOMMUNICATION SERVICES		3,055,010
UTILITIES 6.1%
Electric Utilities 3.4%
Cleco Corp.	38,630	1,318,828
IDACORP, Inc.	270,330	10,213,067
Pinnacle West Capital Corp.	51,632	2,217,078
PNM Resources, Inc.	821,480	13,496,917
Portland General Electric Co.	322,620	7,642,868
UIL Holdings Corp. (b)	167,282	5,508,596
Unisource Energy Corp.	78,080	2,817,907
Total		43,215,261
Gas Utilities 0.8%
Laclede Group, Inc. (The)	39,710	1,538,763
Nicor, Inc.	17,720	974,777
South Jersey Industries, Inc.	84,100	4,183,975
Southwest Gas Corp.	38,540	1,393,992
WGL Holdings, Inc.	31,960	1,248,677
Total		9,340,184
Independent Power Producers & Energy Traders 0.5%
GenOn Energy, Inc. (a)	2,415,900	6,716,202
Multi-Utilities 1.4%
Avista Corp. (b)	597,030	14,239,166
Black Hills Corp. (b)	57,430	1,759,655

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities (continued)
NorthWestern Corp. (b)	57,760	$1,844,854
Total		17,843,675
TOTAL UTILITIES		77,115,322
Total Common Stocks (Cost: $1,222,253,825)		$1,162,582,049

	Shares	Value

Money Market Fund 8.6%
Columbia Short-Term Cash Fund, 0.125% (d)(e)	108,836,625	$108,836,625
Total Money Market Fund (Cost: $108,836,625)		$108,836,625

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 25.7%
Asset-Backed Commercial Paper 3.6%
Atlantis One
10/20/11	0.200%	4,999,166	$4,999,166
12/21/11	0.350%	4,995,576	4,995,576
Cancara Asset Securitisation LLC
10/25/11	0.270%	4,998,725	4,998,725
Gemini Securitization Corporation (FKA Twin Towers)
10/07/11	0.300%	4,998,792	4,998,792
Regency Markets No. 1 LLC
10/18/11	0.250%	9,997,778	9,997,778
Rhein-Main Securitisation Ltd.
10/26/11	0.600%	4,997,000	4,997,000
Scaldis Capital LLC
10/04/11	0.550%	9,999,389	9,999,389
Total			44,986,426
Certificates of Deposit 16.5%
ABM AMRO Bank N.V.
10/12/11	0.310%	6,998,192	6,998,192
Bank of America, National Association
10/03/11	0.350%	10,000,000	10,000,000
Bank of Montreal
11/14/11	0.250%	2,000,000	2,000,000
Bank of Nova Scotia
11/28/11	0.300%	4,000,000	4,000,000
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	2,497,601	2,497,601

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Clydesdale Bank PLC
10/21/11	0.340%	$14,986,978	$14,986,978
Credit Industrial et Commercial
11/21/11	0.410%	15,000,000	15,000,000
Credit Suisse
10/25/11	0.285%	12,000,000	12,000,000
12/09/11	0.320%	5,000,000	5,000,000
Deutsche Bank AG
10/19/11	0.290%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
10/21/11	0.270%	2,000,000	2,000,000
DnB NOR ASA
11/23/11	0.300%	12,000,000	12,000,000
03/01/12	0.450%	3,000,000	3,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/03/11	0.340%	4,000,000	4,000,000
10/21/11	0.320%	2,000,000	2,000,000
Lloyds Bank PLC
10/14/11	0.346%	8,000,000	8,000,000
National Australia Bank
11/18/11	0.255%	3,999,932	3,999,932
National Bank of Canada
10/07/11	0.272%	10,000,000	10,000,000
11/18/11	0.270%	4,000,000	4,000,000
Natixis
10/07/11	0.496%	15,000,000	15,000,000
Nordea Bank AB
12/09/11	0.310%	10,000,000	10,000,000
Pohjola Bank PLC
10/12/11	0.650%	5,000,000	5,000,000
Rabobank
01/20/12	0.272%	9,000,000	9,000,000
Royal Bank of Canada
10/14/11	0.210%	5,001,645	5,001,645
Standard Chartered Bank PLC
01/03/12	0.460%	5,000,078	5,000,078
Svenska Handelsbanken
11/23/11	0.300%	5,000,063	5,000,063
03/01/12	0.460%	6,000,000	6,000,000
Swedbank AB
10/24/11	0.260%	5,000,000	5,000,000
Union Bank of Switzerland
11/28/11	0.350%	5,000,000	5,000,000
United Overseas Bank Ltd.
10/28/11	0.270%	8,000,000	8,000,000
Total			209,484,489

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper 1.6%
Skandinaviska Enskilda Banken AB
10/21/11	0.240%	$9,997,667	$9,997,667
Westpac Securities NZ Ltd.
03/02/12	0.441%	9,977,755	9,977,755
Total			19,975,422
Other Short-Term Obligations 0.8%
The Goldman Sachs Group, Inc.
10/17/11	0.280%	5,000,000	5,000,000
12/14/11	0.420%	5,000,000	5,000,000
Total			10,000,000
Repurchase Agreements 3.2%
MF Global Holdings Ltd. dated 09/30/11, matures 10/03/11, repurchase price $10,000,183 (f)
	0.220%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Natixis Financial Products, Inc. dated 09/30/11, matures 10/03/11, repurchase price $8,000,060 (f)
	0.090%	$8,000,000	$8,000,000
Nomura Securities dated 09/30/11, matures 10/03/11, repurchase price $10,000,125 (f)
	0.150%	10,000,000	10,000,000
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $12,994,203 (f)
	0.150%	12,994,040	12,994,040
Total			40,994,040
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $325,440,377)			$325,440,377
Total Investments (Cost: $1,656,530,827)			$1,596,859,051(g)
Other Assets & Liabilities, Net			(328,121,457)
Net Assets			$1,268,737,594

Notes to Portfolio of Investments

(a)                    Non-income producing.

(b)                    At September 30, 2011, security was partially or fully on loan.

(c)                    Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $108,459,127 or 8.55% of net assets.

(d)                    The rate shown is the seven-day current annualized yield at September 30, 2011.

(e)                    Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$127,055,056	$272,280,933	$(290,499,364)	$—	$108,836,625	$176,173	$108,836,625

(f)                      The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

MF Global Holdings Ltd. (0.220%)

Security Description	Value
Fannie Mae REMICS	$573,683
Federal Farm Credit Bank	10,502
Federal Home Loan Banks	241,691
Federal Home Loan Mortgage Corp	317,605
Federal National Mortgage Association	497,606
Freddie Mac Gold Pool	11,563
Freddie Mac REMICS	868,244
Ginnie Mae I Pool	1,286,552
Ginnie Mae II Pool	768,657
Government National Mortgage Association	2,531,836
United States Treasury Note/Bond	3,092,164
Total Market Value of Collateral Securities	$10,200,103

Natixis Financial Products, Inc. (0.090%)
Security Description	Value
Fannie Mae Interest Strip	$2,142,960
Fannie Mae Pool	4,258,440
Fannie Mae REMICS	3,500
Freddie Mac Gold Pool	1,246,450
Freddie Mac Non Gold Pool	57,091
Freddie Mac REMICS	32,531
Freddie Mac Strips	263,764
Government National Mortgage Association	155,325
Total Market Value of Collateral Securities	$8,160,061

Nomura Securities (0.150%)

Security Description	Value
Ginnie Mae I Pool	$8,365,836
Ginnie Mae II Pool	1,834,164
Total Market Value of Collateral Securities	$10,200,000

RBS Securities, Inc. (0.150%)

Security Description	Value
Freddie Mac Gold Pool	$13,253,979
Total Market Value of Collateral Securities	$13,253,979

(g)                    Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR            American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets(b)	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$183,405,758	$—	$—	$183,405,758
Consumer Staples	45,101,889	—	—	45,101,889
Energy	56,470,341	—	—	56,470,341
Financials	272,364,457	—	—	272,364,457
Health Care	63,719,191	—	—	63,719,191
Industrials	212,008,552	—	—	212,008,552
Information Technology	177,836,542	—	—	177,836,542
Materials	71,504,987	—	—	71,504,987
Telecommunication Services	3,055,010	—	—	3,055,010
Utilities	77,115,322	—	—	77,115,322
Total Equity Securities	1,162,582,049	—	—	1,162,582,049

Other
Affiliated Money Market Fund(c)	108,836,625	—	—	108,836,625
Investments of Cash Collateral Received for Securities on Loan	—	325,440,377	—	325,440,377
Total Other	108,836,625	325,440,377	—	434,277,002
Total	$1,271,418,674	$325,440,377	$—	$1,596,859,051

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Portfolio of Investments

Variable Portfolio – PIMCO Mortgage-Backed Securities Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(a) 146.7%
Federal Home Loan Mortgage Corp. (b)
03/01/28- 09/01/41	5.000%	$26,938,200	$28,923,216
01/01/38- 03/01/38	5.500%	1,527,385	1,657,786
04/01/36- 11/01/39	6.000%	16,111,114	17,698,724
Federal Home Loan Mortgage Corp. (b)(c)
CMO Series 2863 Class FM
10/15/31	0.729%	16,531,750	16,553,598
CMO Series 3671 Class QF
12/15/36	0.729%	8,321,403	8,347,886
CMO Series 3891 Class BF
07/15/41	0.779%	31,763,501	31,856,591
Federal Home Loan Mortgage Corp. (b)(d)
10/01/41	4.000%	17,000,000	17,791,562
10/01/41	4.500%	82,000,000	86,727,808
10/01/40	5.500%	32,000,000	34,604,998
Federal Home Loan Mortgage Corp. (b)(e)
CMO IO Series 2980 Class SL
11/15/34	6.471%	1,299,611	259,869
Federal Home Loan Mortgatge Corp. Multifamily Structured Pass-Through Certificates
CMO IO Series K005 Class AX (b)(e)
11/25/19	1.574%	17,839,099	1,532,930
Federal National Mortgage Association (b)
01/01/21- 07/01/41	3.500%	296,860,832	306,667,073
01/01/14- 04/01/41	4.000%	191,645,307	201,134,452
06/01/25- 06/01/41	4.500%	24,429,538	25,952,193
06/01/17- 05/01/37	5.000%	28,187,615	30,340,507
09/01/23- 06/01/38	5.500%	53,968,811	59,028,736
03/01/23- 12/01/39	6.000%	39,576,792	43,539,389
08/01/30- 02/01/39	6.500%	29,571,576	32,977,967
Federal National Mortgage Association (b)(c)
CMO Series 2003-W8 Class 3F1
05/25/42	0.635%	7,034,889	7,001,691
CMO Series 2010-38 Class JF
04/25/40	1.135%	11,481,122	11,529,225
CMO Series 2010-54 Class DF
05/25/37	0.485%	16,008,269	15,866,727
CMO Series 2010-54 Class TF
04/25/37	0.785%	14,236,171	14,341,886
CMO Series 2011-59 Class FA
07/25/41	0.835%	19,553,308	19,653,086
Federal National Mortgage Association (b)(d)
10/01/26	3.000%	8,000,000	8,241,250
10/01/26	4.000%	53,000,000	55,848,750
10/01/26- 10/01/41	4.500%	146,500,000	155,515,383

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
10/01/26- 10/01/41	5.000%	$137,400,000	$147,783,000
10/01/26- 10/01/40	5.500%	56,167,057	60,990,796
10/01/41	6.000%	35,000,000	38,390,625
Government National Mortgage Association (b)
10/15/40- 01/15/41	3.500%	61,105,394	63,990,121
08/15/33- 06/20/41	4.500%	24,154,576	26,334,080
08/15/37- 12/15/39	5.500%	1,966,041	2,174,381
Government National Mortgage Association (b)(c)
CMO Series 2011-H08 Class FA
02/20/61	0.801%	20,709,264	20,761,038
Government National Mortgage Association (b)(d)
10/01/41	3.500%	16,000,000	16,715,000
10/01/41	4.000%	56,750,000	60,687,031
10/01/41	4.500%	5,000,000	5,432,031
10/01/41	5.000%	72,000,000	79,065,000
Government National Mortgage Association (b)(e)
CMO IO Series 2011-64 Class IX
10/16/44	1.132%	74,635,241	5,350,451
CMO IO Series 2011-78 Class IX
08/16/46	1.274%	64,772,230	5,130,867
NCUA Guaranteed Notes CMO Series 2011-R4 Class 1A (b)(c)
03/06/20	0.604%	8,691,716	8,695,791
Total Residential Mortgage-Backed Securities - Agency (Cost: $1,740,600,408)			$1,755,093,495

Residential Mortgage-Backed Securities - Non-Agency 5.2%
CC Mortgage Funding Corp. CMO Series 2004-1A Class A1 (AMBAC) (b)(c)(f)
01/25/35	0.515%	101,246	70,777
Deutsche Mortgage Securities, Inc. CMO Series 2010-RS2 Class A1 (b)(c)(f)
10/25/47	1.489%	7,118,762	7,109,326
JPMorgan Chase Commercial Mortgage Securities Corp. CMO IO Series 2011-C3 Class XA (b)(c)(e)(f)
02/15/46	1.541%	64,694,489	4,375,993
Mortgage Equity Conversion Asset Trust CMO Series 2007-FF2 Class A (b)(c)(f)
02/25/42	0.640%	2,543,983	2,422,254
NCUA Guaranteed Notes CMO Series 2010-R3 Class 2A (b)(c)
12/08/20	0.784%	18,659,620	18,764,581
RiverView HECM Trust (b)(c)(f)
CMO Series 2007-1 Class A
05/25/47	0.670%	7,419,696	7,330,586
CMO Series 2008-1 Class A1
09/26/41	0.985%	13,754,554	12,379,098

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
WaMu Mortgage Pass-Through Certificates (b)(c)
CMO Series 2003-AR10 Class A7
10/25/33	2.528%	$4,941,762	$4,661,520
CMO Series 2003-AR9 Class 1A6
09/25/33	2.473%	3,596,833	3,405,316
Wells Fargo Mortgage Backed Securities Trust CMO IO Series 2011-C4X Class XA (b)(e)(f)
06/15/44	0.901%	57,837,415	2,513,036
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $64,272,411)			$63,032,487

Commercial Mortgage-Backed Securities - Non-Agency 3.1%
BCRR Trust (b)(f)
Series 2010-LEAF Class 37A
03/22/34	4.230%	4,125,000	4,164,487
Series 2010-LEAF Class 3A
02/22/41	4.230%	3,935,133	3,975,646
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4 (b)(c)
12/10/49	5.886%	2,914,000	3,139,031
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD5 Class A4 (b)(c)
11/15/44	5.886%	3,000,000	3,217,911
DBUBS Mortgage Trust Series 2011-LC2A Class A1FL (b)(c)(f)
06/10/21	1.576%	5,886,302	5,729,161
Greenwich Capital Commercial Funding Corp. Series 2006-FL4A Class A2 (b)(c)(f)
11/05/21	0.380%	775,735	742,815
JPMorgan Chase Commercial Mortgage Securities Corp. (b)(c)(e)(f)
CMO IO Series 2010-C1 Class XA
06/15/43	2.382%	74,358,759	5,825,042
JPMorgan Chase Commercial Mortgage Securities Corp. (b)(f)
Series 2011-C3 Class A3
02/15/46	4.388%	5,100,000	5,237,780
Sovereign Commercial Mortgage Securities Trust Series 2007-C1 Class A2 (b)(c)(f)
07/22/30	5.951%	3,251,843	3,345,349
UBS Commercial Mortgage Trust Series 2007-FL1 Class A1 (b)(c)(f)
07/15/24	1.129%	2,892,381	2,695,328
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $38,039,485)			$38,072,550

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 2.9%
Citibank Omni Master Trust Series 2009-A8 Class A8 (c)(f)
05/16/16	2.329%	$21,500,000	$21,682,989
SLM Student Loan Trust (c)(f)
Series 2009-D Class A
08/17/43	3.500%	7,343,776	7,292,563
Series 2009B Class A1
07/15/42	6.229%	6,886,880	6,455,435
Total Asset-Backed Securities - Non-Agency (Cost: $35,821,910)			$35,430,987

U.S. Government & Agency Obligations 5.5%
Federal Home Loan Mortgage Corp. (d)
10/01/40	5.000%	13,000,000	13,938,437
Government National Mortgage Association (d)
10/01/40	5.500%	21,500,000	23,750,781
10/01/40	6.000%	21,000,000	23,418,280
10/01/40	6.500%	5,000,000	5,673,438
Total U.S. Government & Agency Obligations (Cost: $67,094,297)			$66,780,936

Treasury Note Short-Term 1.0%
U.S. Treasury Bill
11/10/11	0.000%	2,750,000	2,750,000
12/22/11	0.010%	1,700,000	1,699,944
03/08/12	0.040%	3,320,000	3,319,349
03/22/12	0.050%	3,900,000	3,899,076
Total Treasury Note Short-Term (Cost: $11,668,886)			$11,668,369

Repurchase Agreements 4.5%
UBS Securities LLC dated 09/30/11, matures 10/03/11, repurchase price $54,400,363 (collateralized by: U.S. Treasury Note) Total market value $54,400,000
	0.080%	54,400,000	$54,400,000
Total Repurchase Agreements (Cost: $54,400,000)			$54,400,000
Total Investments
(Cost: $2,011,897,397) (g)			$2,044,478,824(h)(i)
Other Assets & Liabilities, Net			(834,222,725)
Net Assets			$1,210,256,099

Notes to Portfolio of Investments

(a)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at September 30, 2011:

Security	Principal	Settlement	Proceeds
Description	Amount	Date	Receivable	Value
Federal National Mortgage Association
10-01-26 3.500%	$34,000,000	10/18/2011	$35,503,438	$35,555,647
10-01-40 3.500	206,000,000	10/13/2011	208,585,156	211,632,823
10-01-40 4.000	187,000,000	10/13/2011	194,255,000	195,999,375
Government National Mortgage Association
11-01-40 4.500	6,000,000	11/21/2011	6,513,750	6,500,625
09-01-41 3.500	59,565,000	09/21/2011	60,774,954	62,392,448

(b)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $103,347,665 or 8.54% of net assets.

(g)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $2,011,897,000  and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$37,202,000
Unrealized Depreciation	(4,620,000)
Net Unrealized Appreciation	$32,582,000

(h)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$1,081	$—	$(1,081)	$—	$—	$—	$—

(i)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AMBAC	Ambac Assurance Corporation
CMO	Collateralized Mortgage Obligation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Residential Mortgage-Backed Securities - Agency	$—	$1,734,679,371	$20,761,038	$1,755,440,409
Residential Mortgage-Backed Securities - Non-Agency	—	67,793,439	14,892,134	82,685,573
Commercial Mortgage-Backed Securities - Non-Agency	—	38,072,550	—	38,072,550
Asset-Backed Securities - Non-Agency	—	35,430,987	—	35,430,987
U.S. Government & Agency Obligations	—	66,780,936	—	66,780,936
Total Bonds	—	1,942,757,283	35,653,172	1,978,410,455

Short-Term Securities
Treasury Note Short-Term	11,668,369	—	—	11,668,369
Repurchase Agreements	—	54,400,000	—	54,400,000
Total Short-Term Securities	11,668,369	54,400,000	—	66,068,369
Total	$11,668,369	$1,997,157,283	$35,653,172	$2,044,478,824

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Mortgage Backed securities classified as Level 3 securities are valued using the market approach and utilizing single market quotations from broker dealers.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Residential	Residential
	Mortgage-Backed	Mortgage-Backed
	Securities -	Securities -
	Agency	Non-Agency	Total
Balance as of December 31, 2010	$—	$33,454,462	$33,454,462
Accrued discounts/premiums	(36)	(89,599)	(89,635)
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)*	50,169	(1,027,149)	(976,980)
Sales	(290,736)	—	(290,736)
Purchases	21,001,641	2,529,420	23,531,061
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(19,975,000)	(19,975,000)
Balance as of September 30, 2011	$20,761,038	$14,892,134	$35,653,172

Financial Assets were transferred from Level 3 to Level 2 due to management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end and utilizing price provided by an approved vendor.

*Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2011 was $(976,980), which is comprised of Residential Mortgage-Backed Securities - Agency of $50,169 and Residential Mortgage-Backed Securities - Non-Agency of $(1,027,149).

Financial Assets were transferred from Level 3 to Level 2 due to management’s determination that there was sufficient, reliable and observable market data to value these assets of period end and utilizing price provided by an approved vendor.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio — Pyramis International Equity Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 93.0%
AUSTRALIA 8.1%
Australia & New Zealand Banking Group Ltd. (a)	560,100	$10,396,127
BHP Billiton Ltd. (a)	216,236	7,159,673
Commonwealth Bank of Australia (a)	234,804	10,211,541
CSL Ltd. (a)	199,587	5,666,146
Fortescue Metals Group Ltd. (a)	829,941	3,466,689
Macquarie Group Ltd. (a)	117,438	2,539,706
MAp Group (a)	1,911,700	5,919,483
Medusa Mining Ltd. (a)	175,754	1,150,361
Newcrest Mining Ltd. (a)	259,980	8,569,242
Origin Energy Ltd. (a)	332,609	4,256,086
QBE Insurance Group Ltd. (a)	149,844	1,840,120
Rio Tinto Ltd. (a)	22,760	1,333,132
Suncorp-Metway Ltd. (a)	314,396	2,393,697
Telstra Corp., Ltd. (a)	969,505	2,887,406
Treasury Wine Estates Ltd. (a)	916,425	3,432,011
Wesfarmers Ltd. (a)	133,372	4,029,780
Westfield Group (a)	683,960	5,072,045
WorleyParsons Ltd. (a)	41,982	1,047,518
Total		81,370,763
AUSTRIA 0.2%
Verbund AG (a)(b)	53,422	1,537,492
BELGIUM 1.4%
Ageas (a)	956,600	1,647,386
Anheuser-Busch InBev NV (a)	101,354	5,379,784
KBC Groep NV (a)	72,555	1,673,903
Umicore SA (a)	161,200	5,843,921
Total		14,544,994
DENMARK 1.7%
Carlsberg A/S, Class B (a)	23,700	1,404,445
Danske Bank AS (a)(c)	300,764	4,206,543
Novo Nordisk A/S, Class B (a)	95,925	9,567,004
William Demant Holding AS (a)(c)	29,275	2,201,995
Total		17,379,987
FINLAND 0.4%
Sampo OYJ, Class A (a)	157,000	3,943,446
FRANCE 8.5%
Air Liquide SA (a)	48,800	5,698,663
Alcatel-Lucent (a)(c)	516,700	1,498,172
Alstom SA (a)	122,014	4,018,959
Arkema SA (a)	31,000	1,795,178
AXA SA (a)	262,700	3,417,693

Issuer	Shares	Value

Common Stocks (continued)
FRANCE (CONTINUED)
BNP Paribas SA (a)	168,700	$6,650,597
Cap Gemini SA (a)	66,900	2,224,328
Christian Dior SA (a)	17,300	1,936,941
Cie Generale d’Optique Essilor International SA (a)	19,900	1,431,067
Danone (a)	134,400	8,262,011
Iliad SA (a)(b)	27,500	3,072,151
LVMH Moet Hennessy Louis Vuitton SA (a)	40,339	5,324,764
PPR (a)	34,200	4,420,733
Safran SA (a)	102,800	3,144,749
Sanofi (a)	217,587	14,312,178
Schneider Electric SA (a)	80,586	4,312,604
Societe Generale SA (a)	187,317	4,903,544
Unibail-Rodamco SE (a)	25,100	4,478,763
Vallourec SA (a)	10,600	607,028
VINCI SA (a)	93,600	4,014,686
Total		85,524,809
GERMANY 6.7%
Adidas AG (a)	46,800	2,848,059
Allianz SE, Registered Shares (a)	61,342	5,749,539
Bayer AG, Registered Shares (a)	87,775	4,843,762
Bayerische Motoren Werke AG (a)	63,343	4,184,517
Deutsche Boerse AG (a)(c)	74,600	3,772,937
Deutsche Telekom AG (a)	538,500	6,320,837
E.ON AG (a)	113,172	2,455,386
GEA Group AG (a)	73,385	1,713,006
HeidelbergCement AG (a)	52,800	1,918,185
K+S AG (a)(c)	40,800	2,135,843
Lanxess AG (a)	77,700	3,727,263
Linde AG (a)	35,614	4,765,633
MAN SE (a)	22,451	1,740,320
SAP AG (a)	178,455	9,080,196
Siemens AG, Registered Shares (a)	104,439	9,396,420
ThyssenKrupp AG (a)	104,200	2,560,339
Wacker Chemie AG (a)(b)	5,600	497,167
Total		67,709,409
GUERNSEY 0.3%
Resolution Ltd. (a)	753,800	2,888,464
HONG KONG 2.5%
AIA Group Ltd. (a)	999,800	2,831,374
Cheung Kong Holdings Ltd. (a)(b)	302,000	3,273,869
Cheung Kong Infrastructure Holdings Ltd. (a)(b)	414,000	2,411,917

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
Henderson Land Development Co., Ltd. (a)(b)	456,000	$2,047,256
Hongkong Electric Holdings Ltd. (a)	539,000	4,123,844
Hutchison Whampoa Ltd. (a)	314,000	2,323,740
Lifestyle International Holdings Ltd. (a)	686,500	1,741,631
Noble Group Ltd. (a)	924,000	921,844
Swire Pacific Ltd., Class A (a)	250,000	2,568,721
Wharf Holdings Ltd. (a)	667,000	3,290,759
Total		25,534,955
IRELAND 1.3%
Experian PLC (a)	204,600	2,296,770
Shire PLC (a)	352,500	10,992,571
Total		13,289,341
ISRAEL 0.2%
Mizrahi Tefahot Bank Ltd. (a)	265,100	2,177,629
ITALY 1.9%
Enel SpA (a)	478,901	2,113,971
ENI SpA (a)	203,800	3,585,397
Fiat Industrial SpA (a)(c)	405,100	3,026,995
Pirelli & C SpA (a)(b)	147,400	1,048,443
Saipem SpA (a)	253,324	8,891,005
Total		18,665,811
JAPAN 21.8%
ABC-Mart, Inc. (a)(b)	53,900	2,071,931
Air Water, Inc. (a)	127,000	1,569,768
Aisin Seiki Co., Ltd. (a)	56,000	1,864,545
Asahi Glass Co., Ltd. (a)	267,000	2,606,781
Asahi Kasei Corp. (a)	370,000	2,217,462
Astellas Pharma, Inc. (a)(b)	107,000	4,038,921
Bridgestone Corp. (a)	170,400	3,866,321
Canon, Inc. (a)	76,100	3,455,400
Chiyoda Corp. (a)(b)	176,000	1,715,858
Chubu Electric Power Co., Inc. (a)(b)	148,800	2,786,898
Coca-Cola West Co., Ltd. (a)	81,000	1,553,733
CyberAgent, Inc. (a)(b)	685	1,829,506
Daihatsu Motor Co., Ltd. (a)	81,000	1,469,753
Dena Co., Ltd. (a)(b)	48,600	2,035,926
Denso Corp. (a)	87,600	2,816,088
Elpida Memory, Inc. (a)(b)(c)	163,300	1,021,380
Fanuc Corp. (a)	36,200	4,986,402
Fuji Heavy Industries Ltd. (a)	227,000	1,332,831
FUJIFILM Holdings Corp. (a)	48,900	1,136,461
Fujitsu Ltd. (a)	201,000	947,886

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Gree, Inc. (a)(b)	90,500	$2,760,010
Hirose Electric Co., Ltd. (a)(b)	18,100	1,682,633
Hitachi High-Technologies Corp. (a)	65,600	1,316,395
Hitachi Ltd. (a)	436,000	2,164,333
Hitachi Metals Ltd. (a)(b)	119,000	1,370,312
Honda Motor Co., Ltd. (a)(b)	221,400	6,485,882
Hoya Corp. (a)	122,500	2,840,108
Inpex Corp. (a)(b)	397	2,438,015
ITOCHU Corp. (a)(b)	349,700	3,341,673
Japan Tobacco, Inc. (a)	1,677	7,844,266
JS Group Corp. (a)(b)	115,500	3,233,405
JSR Corp. (a)(b)	148,000	2,546,448
Kamigumi Co., Ltd. (a)	228,000	2,035,143
KDDI Corp. (a)	682	4,695,133
Kubota Corp. (a)(b)	113,000	921,522
Lawson, Inc. (a)(b)	19,700	1,115,122
Makita Corp. (a)	45,000	1,601,673
Marubeni Corp. (a)	329,000	1,837,123
Mitsubishi Chemical Holdings Corp. (a)	176,500	1,196,984
Mitsubishi Corp. (a)	251,000	5,110,269
Mitsubishi Electric Corp. (a)	185,000	1,638,705
Mitsubishi Estate Co., Ltd. (a)	215,000	3,487,433
Mitsubishi Tanabe Pharma Corp. (a)	72,800	1,353,458
Mitsubishi UFJ Financial Group, Inc. (a)	1,076,700	4,941,680
Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	35,040	1,398,778
Mitsui & Co., Ltd. (a)(b)	312,400	4,525,200
Mitsui Chemicals, Inc. (a)(b)	403,000	1,347,954
Mitsui Fudosan Co., Ltd. (a)	185,000	2,922,481
NHK Spring Co., Ltd. (a)	123,000	1,086,805
Nikon Corp. (a)(b)	65,300	1,540,361
Nippon Electric Glass Co., Ltd. (a)(b)	65,000	590,655
Nippon Telegraph & Telephone Corp. (a)	102,800	4,924,957
Nitto Denko Corp. (a)(b)	41,100	1,617,558
NKSJ Holdings, Inc. (a)	36,750	815,827
NOK Corp. (a)(b)	69,900	1,264,591
NSK Ltd. (a)	185,000	1,359,558
NTT DoCoMo, Inc. (a)(b)	1,233	2,246,587
Obayashi Corp. (a)	428,000	2,114,093
ORIX Corp. (a)	51,400	4,034,255
Panasonic Corp. (a)	66,300	640,805
Promise Co., Ltd. (a)(c)	261,600	2,193,276
Rakuten, Inc. (a)	3,930	4,578,631
Rohto Pharmaceutical Co., Ltd. (a)	148,000	1,933,000
Sekisui House Ltd. (a)	284,000	2,661,175
Seven & I Holdings Co., Ltd. (a)	168,300	4,717,466

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Shimano, Inc. (a)(b)	21,100	$1,116,845
Shin-Etsu Chemical Co., Ltd. (a)(b)	77,700	3,811,467
SMC Corp. (a)(b)	17,300	2,528,607
SoftBank Corp. (a)	129,800	3,797,956
Sony Financial Holdings, Inc. (a)	154,600	2,360,388
Start Today Co., Ltd. (a)(b)	75,300	1,631,589
Sumitomo Heavy Industries Ltd. (a)	156,000	797,760
Sumitomo Mitsui Financial Group, Inc. (a)(b)	389,700	10,980,026
T&D Holdings, Inc. (a)	117,800	1,109,851
Takeda Pharmaceutical Co., Ltd. (a)(b)	129,900	6,160,930
TDK Corp. (a)(b)	46,500	1,622,084
Terumo Corp. (a)(b)	43,500	2,263,928
Tokyo Electron Ltd. (a)(b)	38,200	1,732,744
Tokyu Corp. (a)	388,000	1,949,767
Toray Industries, Inc. (a)(b)	193,000	1,351,606
Toshiba Corp. (a)(b)	752,000	3,067,746
Toyo Seikan Kaisha Ltd. (a)	42,900	649,237
Toyo Suisan Kaisha Ltd. (a)	49,000	1,343,822
Toyota Motor Corp. (a)	255,400	8,754,904
Ube Industries Ltd. (a)	288,000	957,095
Total		219,783,941
MACAU 0.4%
Sands China Ltd. (a)(c)	1,536,400	3,594,680
NETHERLANDS 5.9%
Aegon NV (a)(c)	1,015,100	4,114,584
Akzo Nobel NV (a)	28,844	1,272,813
ASML Holding NV (a)(b)	45,700	1,580,235
Gemalto NV (a)(b)	56,352	2,679,721
ING Groep NV-CVA (a)(c)	779,000	5,494,954
Koninklijke Philips Electronics NV (a)(b)	203,700	3,654,777
Reed Elsevier NV (a)	238,941	2,627,521
Royal Dutch Shell PLC, Class A (a)	498,300	15,395,984
Royal Dutch Shell PLC, Class B (a)	304,674	9,479,852
Unilever NV-CVA (a)	404,300	12,797,460
Total		59,097,901
NORWAY 1.4%
Aker Solutions ASA (a)	150,800	1,444,565
Kvaerner ASA (a)(c)	19,596	25,938
Storebrand ASA (a)(b)	582,200	2,930,282
Telenor ASA (a)	509,100	7,851,960
Yara International ASA (a)	35,200	1,342,903
Total		13,595,648

Issuer	Shares	Value

Common Stocks (continued)
PAPUA NEW GUINEA 0.2%
Oil Search Ltd. (a)	363,743	$1,960,853
PORTUGAL 0.4%
Galp Energia SGPS SA, Class B (a)	235,328	4,297,561
SINGAPORE 1.4%
DBS Group Holdings Ltd. (a)	417,000	3,739,262
Keppel Corp., Ltd. (a)	297,700	1,745,790
Keppel Land Ltd. (a)(b)	565,000	1,103,587
Singapore Telecommunications Ltd. (a)	1,476,000	3,557,942
United Overseas Bank Ltd. (a)	267,493	3,439,633
Total		13,586,214
SPAIN 1.8%
Banco Bilbao Vizcaya Argentaria SA (a)	639,810	5,297,405
Banco Santander SA (a)	416,788	3,407,615
Gas Natural SDG SA (a)	138,300	2,351,805
Inditex SA (a)	87,832	7,497,802
Total		18,554,627
SWEDEN 1.4%
Assa Abloy AB, Class B (a)	131,500	2,705,543
Elekta AB, Class B (a)(b)	128,400	4,830,352
Modern Times Group AB, Class B (a)	300	12,022
Telefonaktiebolaget LM Ericsson, Class B (a)	668,268	6,416,718
Total		13,964,635
SWITZERLAND 8.7%
Cie Financiere Richemont SA, Class A (a)	126,581	5,638,596
Kuehne & Nagel International AG (a)	39,345	4,415,806
Nestlé SA, Registered Shares (a)	501,793	27,625,061
Roche Holding AG, Genusschein Shares (a)	100,603	16,248,605
Schindler Holding AG (a)	28,786	3,051,424
Swisscom AG (a)	26,545	10,799,344
Transocean Ltd. (a)	133,875	6,454,706
UBS AG, Registered Shares (a)(c)	743,150	8,500,575
Xstrata PLC (a)	403,200	5,091,488
Total		87,825,605
UNITED KINGDOM 16.4%
AMEC PLC (a)	110,814	1,398,238
Anglo American PLC (a)	179,600	6,180,223
ARM Holdings PLC (a)	331,100	2,831,449

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Aviva PLC (a)	749,700	$3,525,748
Barclays PLC (a)	3,031,236	7,433,678
BG Group PLC (a)	610,520	11,684,515
BHP Billiton PLC (a)	23,355	623,904
BP PLC (a)	931,408	5,584,425
British American Tobacco PLC (a)	303,500	12,815,384
British Land Co. PLC (a)	398,600	2,936,036
British Sky Broadcasting Group PLC (a)	332,200	3,421,379
BT Group PLC (a)	973,100	2,608,224
Burberry Group PLC (a)	149,000	2,705,735
Capital Shopping Centres Group PLC (a)	121,300	615,074
Carphone Warehouse Group PLC (a)	579,700	3,044,781
Diageo PLC (a)	407,261	7,765,096
GlaxoSmithKline PLC (a)	467,700	9,651,032
HSBC Holdings PLC (a)	1,798,228	13,773,174
ICAP PLC (a)	203,400	1,296,495
IG Group Holdings PLC (a)	146,200	1,013,182
International Power PLC (a)	1,157,223	5,493,417
ITV PLC (a)(c)	1,589,200	1,453,536
Johnson Matthey PLC (a)	165,700	4,064,376
Lloyds Banking Group PLC (a)(c)	6,363,500	3,416,276
National Grid PLC (a)	801,800	7,947,450
Next PLC (a)	17,200	674,323
Pearson PLC (a)	112,400	1,982,638
Rio Tinto PLC (a)	47,400	2,102,102
Rolls-Royce Holdings PLC (a)(c)	263,900	2,425,966
SABMiller PLC (a)	107,500	3,507,621
Smith & Nephew PLC (a)	145,100	1,305,232
TalkTalk Telecom Group PLC (a)	1,316,500	2,576,577
UBM PLC (a)	180,600	1,255,763
Unilever PLC (a)	231,200	7,242,142
Vodafone Group PLC (a)	6,074,700	15,656,217
William Hill PLC (a)	330,600	1,159,601
Wolseley PLC (a)(c)	73,700	1,828,638
Total		164,999,647
Total Common Stocks (Cost: $1,009,552,764)		$935,828,412

Preferred Stocks 1.0%
GERMANY 1.0%
ProSiebenSat.1 Media AG (a)	132,200	$2,324,527

Issuer	Shares	Value

Preferred Stocks (continued)
GERMANY (CONTINUED)
Volkswagen AG (a)	58,500	$7,720,148
Total		10,044,675
Total Preferred Stocks (Cost: $11,930,344)		$10,044,675

Rights —%
SPAIN —%
Banco Bilbao Vizcaya Argentaria (a)(c)	589,810	$86,922
Total Rights (Cost: $—)		$86,922

	Shares	Value

Money Market Fund 10.7%
Columbia Short-Term Cash Fund, 0.125% (d)(e)	107,725,522	$107,725,522
Total Money Market Fund (Cost: $107,725,522)		$107,725,522

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 7.7%
Asset-Backed Commercial Paper 0.4%
Atlantis One
12/21/11	0.350%	1,998,250	$1,998,250
Gemini Securitization Corporation (FKA Twin Towers)
10/06/11	0.300%	1,999,517	1,999,517
Total			3,997,767
Certificates of Deposit 1.2%
Branch Banking & Trust Corporation
10/11/11	0.200%	2,000,000	2,000,000
Clydesdale Bank PLC
12/30/11	0.550%	2,995,835	2,995,835
Commerzbank AG
10/03/11	0.380%	1,000,000	1,000,000
Development Bank of Singapore Ltd.
10/21/11	0.270%	1,000,000	1,000,000
DnB NOR ASA
11/23/11	0.300%	2,000,000	2,000,000
Lloyds Bank PLC
10/14/11	0.346%	3,000,000	3,000,000
Total			11,995,835

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements 6.1%
Cantor Fitzgerald & Co. dated 09/30/11, matures 10/03/11, repurchase price $10,000,117 (f)
	0.140%	$10,000,000	$10,000,000
Citigroup Global Markets, Inc. dated 09/30/11, matures 10/03/11, repurchase price $5,000,038 (f)
	0.090%	5,000,000	5,000,000
MF Global Holdings Ltd. dated 09/30/11, matures 10/03/11, repurchase price $1,000,018 (f)
	0.220%	1,000,000	1,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Natixis Financial Products, Inc. dated 09/30/11, matures 10/03/11, repurchase price $10,000,075 (f)
	0.090%	$10,000,000	$10,000,000
Nomura Securities dated 09/30/11, matures 10/03/11, repurchase price $25,000,313 (f)
	0.150%	25,000,000	25,000,000
Royal Bank of Canada dated 09/30/11, matures 10/03/11, repurchase price $10,589,348 (f)
	0.080%	10,589,277	10,589,277
Total			61,589,277
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $77,582,879)			$77,582,879
Total Investments
(Cost: $1,206,791,509) (g)			$1,131,268,410(h)
Other Assets & Liabilities, Net			(124,565,033)
Net Assets			$1,006,703,377

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at September 30, 2011:

Industry	Percentage of Net Assets	Value
Aerospace & Defense	0.6%	$5,570,715
Auto Components	1.2	11,946,795
Automobiles	3.0	29,948,035
Beverages	2.3	23,042,689
Biotechnology	0.6	5,666,146
Building Products	0.9	8,545,730
Capital Markets	1.2	12,336,776
Chemicals	4.7	47,760,101
Commercial Banks	9.6	96,735,556
Communications Equipment	0.8	7,914,890
Computers & Peripherals	0.7	6,695,353
Construction & Engineering	0.8	7,844,637
Construction Materials	0.2	1,918,185
Consumer Finance	0.2	2,193,276
Containers & Packaging	0.1	649,237
Diversified Financial Services	1.6	15,714,106
Diversified Telecommunication Services	4.4	44,599,398
Electric Utilities	1.5	15,429,507
Electrical Equipment	1.0	9,970,269
Electronic Equipment, Instruments & Components	1.1	11,352,668
Energy Equipment & Services	1.9	19,261,971
Food & Staples Retailing	1.0	9,862,367
Food Products	5.7	57,270,495
Gas Utilities	0.2	2,351,804
Health Care Equipment & Supplies	1.2	12,032,574
Hotels, Restaurants & Leisure	0.5	4,754,281
Household Durables	0.3	3,301,980
Independent Power Producers & Energy Traders	0.5	5,493,417
Industrial Conglomerates	1.7	17,120,727
Insurance	3.9	39,568,399
Internet & Catalog Retail	0.6	6,210,220
Internet Software & Services	0.5	4,795,936
IT Services	0.2	2,224,328
Leisure Equipment & Products	0.3	2,657,206
Machinery	2.2	22,334,295
Marine	0.4	4,415,806
Media	1.5	14,906,891
Metals & Mining	3.9	39,607,466
Multiline Retail	0.7	6,836,687
Multi-Utilities	0.8	7,947,450
Office Electronics	0.3	3,455,400
Oil, Gas & Consumable Fuels	5.8	58,682,689
Pharmaceuticals	7.9	79,101,460
Professional Services	0.2	2,296,770
Real Estate Investment Trusts (REITs)	1.3	13,101,918
Real Estate Management & Development	1.9	18,694,106
Road & Rail	0.2	1,949,767
Semiconductors & Semiconductor Equipment	0.7	7,165,808
Software	0.9	9,080,196
Specialty Retail	1.3	12,614,514
Textiles, Apparel & Luxury Goods	1.8	18,454,096
Tobacco	2.1	20,659,650
Trading Companies & Distributors	1.7	17,564,747
Transportation Infrastructure	0.8	7,954,626
Wireless Telecommunication Services	2.6	26,395,893
Other(1)	18.4	185,308,401
Total		$1,131,268,410

(1) Cash & Cash Equivalents.

Investment in Derivatives

At September 30, 2011, $3,900,000 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at September 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
E-Mini MCSI EAFE Index	650	$43,764,500	Dec. 2011	$—	$(638,569)

Forward Foreign Currency Exchange Contracts Open at September 30, 2011

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley	Oct. 3, 2011	666,607	902,639	$9,553	$—
		(EUR)	(USD)
CS First Boston NZ	Oct. 3, 2011	801	139	2	—
		(NOK)	(USD)
Deutsche Bank	Oct. 3, 2011	764,232	112,844	1,461	—
		(SEK)	(USD)
J.P. Morgan Securities, Inc.	Oct. 3, 2011	136,059	87,358	167	—
		(USD)	(GBP)
Deutsche Bank	Oct. 3, 2011	202,759	1,373,181	—	(2,626)
		(USD)	(SEK)
UBS Securities	Oct. 3, 2011	224,654	288,575	—	(4,014)
		(USD)	(SGD)
Deutsche Bank	Oct. 4, 2011	97,768	132,845	1,861	—
		(EUR)	(USD)
Goldman, Sach & Co.	Oct. 4, 2011	44,350,659	577,738	2,727	—
		(JPY)	(USD)
Morgan Stanley	Oct. 4, 2011	897,727	131,843	1,005	—
		(SEK)	(USD)
Brown Brothers Harriman & Co.	Oct. 4, 2011	713,983	721,217	—	(16,061)
		(USD)	(AUD)
Citigroup Global Markets, Inc.	Oct. 4, 2011	354,451	227,128	—	(268)
		(USD)	(GBP)
Goldman, Sach & Co.	Oct. 4, 2011	2,487,567	190,960,589	—	(11,740)
		(USD)	(JPY)
Morgan Stanley	Oct. 4, 2011	108,772	740,636	—	(829)
		(USD)	(SEK)
Citigroup	Oct. 5, 2011	40,990	54,963	47	—
		(EUR)	(USD)
Citigroup Global Markets, Inc.	Oct. 5, 2011	5,482,616	4,963,577	—	(6,472)
		(USD)	(CHF)
Morgan Stanley	Oct. 5, 2011	986,194	5,468,575	—	(1,655)
		(USD)	(DKK)
Citigroup	Oct. 5, 2011	10,590,640	7,898,241	—	(8,974)
		(USD)	(EUR)
Barclays Bank PLC	Oct. 5, 2011	7,085,722	4,536,953	—	(10,795)
		(USD)	(GBP)
Morgan Stanley	Oct. 5, 2011	10,201,029	784,775,347	—	(26,319)
		(USD)	(JPY)
Bank of America	Oct. 5, 2011	787,480	4,605,001	—	(2,996)
		(USD)	(NOK)
CS First Boston NZ	Oct. 5, 2011	1,000,009	6,843,963	—	(2,543)
		(USD)	(SEK)
Barclays Bank PLC	Oct. 5, 2011	1,178,665	1,534,834	—	(5,155)
		(USD)	(SGD)
Goldman, Sach & Co.	Oct. 6, 2011	6,150,174	6,339,209	—	(15,721)
		(USD)	(AUD)
Total				$16,823	$(116,168)

Notes to Portfolio of Investments

(a)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $945,960,009 or 93.97% of net assets.
(b)	At September 30, 2011, security was partially or fully on loan.
(c)	Non-income producing.

(d)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(e)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$37,750,307	$248,683,248	$(178,708,033)	$—	$107,725,522	$58,896	$107,725,522

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.140%)

Security Description	Value
Fannie Mae Interest Strip	$69,588
Fannie Mae Pool	6,119,221
Fannie Mae REMICS	431,949
Federal Home Loan Banks	97,371
Freddie Mac Non Gold Pool	2,090,376
Freddie Mac REMICS	514,607
Freddie Mac Strips	194,260
Ginnie Mae I Pool	109,937
Ginnie Mae II Pool	105,079
Government National Mortgage Association	145,666
United States Treasury Note/Bond	321,946
Total Market Value of Collateral Securities	$10,200,000

Citigroup Global Markets, Inc. (0.090%)

Security Description	Value
Fannie Mae REMICS	$1,976,262
Freddie Mac Reference REMIC	35,698
Freddie Mac REMICS	2,707,748
Government National Mortgage Association	380,292
Total Market Value of Collateral Securities	$5,100,000

MF Global Holdings Ltd. (0.220%)

Security Description	Value
Fannie Mae REMICS	$57,368
Federal Farm Credit Bank	1,050
Federal Home Loan Banks	24,169
Federal Home Loan Mortgage Corp	31,761
Federal National Mortgage Association	49,761
Freddie Mac Gold Pool	1,156
Freddie Mac REMICS	86,824
Ginnie Mae I Pool	128,655
Ginnie Mae II Pool	76,866
Government National Mortgage Association	253,184
United States Treasury Note/Bond	309,216
Total Market Value of Collateral Securities	$1,020,010

Natixis Financial Products, Inc. (0.090%)

Security Description	Value
Fannie Mae Discount Notes	$1,666,583
Federal Farm Credit Bank	1,298,190
Federal Home Loan Bank Discount Notes	1,666,500
Federal Home Loan Banks	2,766,314
Federal Home Loan Mortgage Corp	1,258,989
Federal National Mortgage Association	830,202
Ginnie Mae II Pool	54,978
United States Treasury Note/Bond	658,341
Total Market Value of Collateral Securities	$10,200,097

Nomura Securities (0.150%)

Security Description	Value
Ginnie Mae I Pool	$20,914,591
Ginnie Mae II Pool	4,585,409
Total Market Value of Collateral Securities	$25,500,000

Royal Bank of Canada (0.080%)

Security Description	Value
Fannie Mae Pool	$4,382,001
Freddie Mac Gold Pool	2,676,225
Freddie Mac Non Gold Pool	656,020
Freddie Mac REMICS	3,086,817
Total Market Value of Collateral Securities	$10,801,063

(g)

At September 30, 2011, the cost of securities for federal income tax purposes was approximately $1,206,792,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$39,772,000
Unrealized Depreciation	(115,296,000)
Net Unrealized Depreciation	$(75,524,000)

(h)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2011.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Equity Securities
Common Stocks
Consumer Discretionary	$—	$101,586,029	$—	$101,586,029
Consumer Staples	—	110,835,202	—	110,835,202
Energy	—	77,944,659	—	77,944,659
Financials	—	198,257,215	—	198,257,215
Health Care	—	96,800,180	—	96,800,180
Industrials	—	105,568,089	—	105,568,089
Information Technology	—	52,684,579	—	52,684,579
Materials	—	89,934,989	—	89,934,989
Telecommunication Services	—	70,995,291	—	70,995,291
Utilities	—	31,222,179	—	31,222,179
Preferred Stocks
Consumer Discretionary	—	10,044,675	—	10,044,675
Rights
Financials	—	86,922	—	86,922
Total Equity Securities	—	945,960,009	—	945,960,009

Other
Affiliated Money Market Fund(c)	107,725,522	—	—	107,725,522
Investments of Cash Collateral Received for Securities on Loan	—	77,582,879	—	77,582,879
Total Other	107,725,522	77,582,879	—	185,308,401

Investments in Securities	107,725,522	1,023,542,888	—	1,131,268,410
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	16,823	—	16,823
Liabilities
Futures Contracts	(638,569)	—	—	(638,569)
Forward Foreign Currency Exchange Contracts	—	(116,168)	—	(116,168)
Total	$107,086,953	$1,023,443,543	$—	$1,130,530,496

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – Wells Fargo Short Duration Government Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 1.3%
Banking 1.3%
Nordea Eiendomskreditt AS (a)(b)(c)
04/07/14	0.801%	$22,590,000	$22,595,975
Total Corporate Bonds & Notes (Cost: $22,590,000)			$22,595,975

Residential Mortgage-Backed Securities - Agency 48.4%
Federal Home Loan Mortgage Corp. (c)(d)
08/01/41	3.575%	6,945,506	7,298,077
03/01/36	5.657%	7,205,179	7,746,188
01/01/38	5.670%	2,660,231	2,883,919
07/01/38	5.676%	4,397,760	4,802,446
07/01/38	5.740%	18,834,886	20,411,436
05/01/36	5.849%	10,750,570	11,636,296
08/01/36	5.883%	2,367,018	2,558,574
Structured Pass-Through Securities
CMO Series T-41 Class 3A
07/25/32	7.063%	2,571,453	2,927,277
CMO Series T-51 Class 2A
08/25/42	7.500%	2,854,757	3,450,083
Federal Home Loan Mortgage Corp. (c)(d)(e)
04/01/37	5.638%	4,894,347	5,305,560
Federal Home Loan Mortgage Corp. (d)
11/01/37- 11/13/40	6.500%	5,589,473	6,174,695
05/01/35	7.000%	11,536,127	13,319,479
CMO Series 3531 Class JA
05/15/39	4.500%	8,693,587	9,283,489
CMO Series 3560 Class DJ
03/15/39	5.000%	8,058,043	8,604,458
CMO Series 3674 Class HJ
04/15/40	5.500%	33,362,799	36,679,596
CMO Series 3704 Class CT
12/15/36	7.000%	3,856,891	4,532,097
CMO Series T-42 Class A5
02/25/42	7.500%	86,392	104,135
Structured Pass-Through Securities
CMO Series T-55 Class 1A2
03/25/43	7.000%	2,623	2,998
CMO Series T-57 Class 1A3
07/25/43	7.500%	672,396	791,009
CMO Series T-59 Class 1A3
10/25/43	7.500%	265,759	310,518
CMO Series T-60 Class 1A2
03/25/44	7.000%	263,431	319,246
CMO Series T-60 Class 1A3
03/25/44	7.500%	108,433	124,977
Federal Home Loan Mortgage Corp. (d)(e)
12/01/41	2.500%	28,098,772	28,780,387
Federal National Mortgage Association (c)(d)
09/01/41	2.360%	5,642,535	5,811,501
10/01/41	3.085%	2,463,594	2,567,163
09/01/41	3.271%	20,012,588	20,863,671
09/01/41	3.291%	20,031,910	20,889,219
08/01/41	3.314%	14,302,551	14,912,514

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
10/01/41	3.410%	$5,391,776	$5,612,623
09/01/41	3.600%	15,040,023	15,736,145
08/01/41	3.604%	5,047,021	5,274,834
08/01/41	3.731%	7,641,711	8,029,653
07/01/36	5.671%	5,694,000	6,175,663
06/01/37	5.860%	13,790,338	14,942,148
CMO Series 1999-T2 Class A1
01/19/39	7.500%	497,106	562,887
CMO Series 2001-W3 Class A
09/25/41	7.000%	232,523	275,620
CMO Series 2002-W1 Class 2A
02/25/42	7.126%	876,427	1,028,914
CMO Series 2002-W6 Class 2A
06/25/42	7.151%	4,421,432	5,324,446
CMO Series 2003-W1 Class 2A
12/25/42	7.173%	427,372	506,172
CMO Series 2003-W4 Class 4A
10/25/42	7.290%	1,345,063	1,585,692
Federal National Mortgage Association (c)(d)(e)
06/01/39	5.111%	7,957,973	8,573,306
04/01/38	5.119%	5,593,604	6,016,301
Federal National Mortgage Association (d)
08/01/36- 02/01/41	6.500%	73,823,002	82,958,248
04/01/35	7.000%	4,737,200	5,458,832
CMO Series 2000-T6 Class A1
06/25/30	7.500%	998,131	1,159,420
CMO Series 2001-50 Class BA
10/25/31	7.000%	137,066	156,364
CMO Series 2001-T1 Class A1
10/25/40	7.500%	3,934,031	4,508,077
CMO Series 2001-T3 Class A1
11/25/40	7.500%	1,096,718	1,251,671
CMO Series 2001-T4 Class A1
07/25/41	7.500%	161,584	189,647
CMO Series 2001-T8 Class A1
07/25/41	7.500%	2,950,772	3,331,965
CMO Series 2002-14 Class A1
01/25/42	7.000%	1,137,905	1,393,371
CMO Series 2002-14 Class A2
01/25/42	7.500%	2,333,052	2,809,540
CMO Series 2002-26 Class A1
01/25/48	7.000%	1,559,896	1,832,243
CMO Series 2002-26 Class A2
01/25/48	7.500%	2,109,457	2,449,246
CMO Series 2002-33 Class A2
06/25/32	7.500%	246,452	282,439
CMO Series 2002-T12 Class A3
05/25/42	7.500%	953,459	1,108,829
CMO Series 2002-T16 Class A2
07/25/42	7.000%	44,754	51,687
CMO Series 2002-T19 Class A3
07/25/42	7.500%	1,665,025	1,948,079
CMO Series 2002-W8 Class A3
06/25/42	7.500%	204,557	232,686
CMO Series 2004-W14 Class 2A
07/25/44	7.500%	250,442	293,269

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2004-W2 Class 5A
03/01/34	7.500%	$537,558	$632,665
CMO Series 2004-W9 Class 1A3
02/25/44	6.050%	8,269,692	8,894,528
CMO Series 2004-W9 Class 2A3
02/25/44	7.500%	1,542,258	1,785,204
CMO Series 2005-W1 Class 1A4
10/25/44	7.500%	2,866,234	3,446,944
CMO Series 2005-W3 Class 1A
03/25/45	7.500%	2,652,548	3,054,389
CMO Series 2005-W4 Class 1A3
08/25/35	7.000%	161,216	192,088
CMO Series 2006-114 Class PD
12/25/36	6.000%	13,743,288	15,785,394
CMO Series 2006-4 Class MD
03/25/35	6.000%	2,257,000	2,583,730
CMO Series 2006-4 Class PB
09/25/35	6.000%	10,974,740	12,387,182
CMO Series 2008-45 Class DA
03/25/23	4.500%	5,837,080	6,216,474
CMO Series 2009-111 Class CL
03/25/38	4.500%	4,516,917	4,744,815
CMO Series 2009-19 Class TA
12/25/37	4.500%	3,569,338	3,829,029
CMO Series 2009-47 Class MT
07/25/39	7.000%	3,037,932	3,472,503
CMO Series 2009-47 Class PA
07/25/39	4.500%	10,903,732	11,726,090
CMO Series 2009-87 Class QC
08/25/37	4.000%	1,825,465	1,910,450
CMO Series 2010-64 Class BA
05/25/40	5.000%	13,762,000	14,658,172
CMO Series 2044-W8 Class 3A
06/25/44	7.500%	2,447,301	2,811,327
Federal National Mortgage Association (d)(e)
11/01/26	3.000%	58,700,000	60,240,872
03/01/40- 06/01/40	6.000%	37,936,473	41,696,926
Federal National Mortgage Association (d)(e)(f)
11/25/41	2.360%	16,194,000	16,522,855
11/25/41	2.413%	20,000,000	20,406,144
Government National Mortgage Association (c)(d)
07/20/41- 09/20/41	3.500%	35,888,557	37,868,427
06/20/41	4.000%	27,677,890	29,471,659
Government National Mortgage Association (d)
06/20/26	4.000%	44,976,787	47,988,972
09/15/35	6.000%	33,545,416	37,684,050
05/15/31- 08/15/36	6.500%	16,266,049	18,754,630
Total Residential Mortgage-Backed Securities - Agency (Cost: $838,398,066)			$842,916,544

Commercial Mortgage-Backed Securities - Agency 1.0%
Federal National Mortgage Association (d)
12/01/11	5.675%	3,761,785	3,759,378

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
07/01/12	6.092%	$6,251,383	$6,316,392
CMO Series 2011-M2 Class A1
07/25/21	2.019%	6,707,585	6,791,889
Total Commercial Mortgage-Backed Securities - Agency (Cost: $16,926,393)			$16,867,659

Commercial Mortgage-Backed Securities - Non-Agency 6.1%
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2004-6 Class A5 (d)
12/10/42	4.811%	5,690,600	6,054,417
Bear Stearns Commercial Mortgage Securities (c)(d)
Series 2004-PWR4 Class A2
06/11/41	5.286%	4,843,359	5,002,158
Series 2004-T16 Class A6
02/13/46	4.750%	11,406,000	12,149,899
Citigroup Commercial Mortgage Trust Series 2005-EMG Class A4 (b)(d)
09/20/51	4.518%	3,341,991	3,410,555
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1 Class A4 (c)(d)
01/15/12	5.014%	4,577,000	4,892,882
DDR Corp. Series 2009-DDR1 Class A (b)(d)
10/14/22	3.807%	25,691,382	26,773,272
Extended Stay America Trust Series 2010-ESHA Class A (b)(d)
11/05/27	2.951%	13,608,358	13,432,586
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4 (c)(d)
08/10/38	5.301%	4,734,000	5,059,477
Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class A41 (c)(d)
04/10/37	5.243%	8,907,000	9,313,204
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2010-C1 Class A1 (b)(d)
06/15/43	3.853%	4,309,305	4,439,260
LB-UBS Commercial Mortgage Trust (c)(d)
Series 2005-C7 Class A3
11/15/30	5.611%	3,163,000	3,231,200
LB-UBS Commercial Mortgage Trust (d)
Series 2005-C2 Class A4
04/15/30	4.998%	1,353,000	1,372,037
Morgan Stanley Capital I Series 2005-HQ6 Class A4A (d)
08/13/42	4.989%	9,821,344	10,576,144
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $105,523,366)			$105,707,091

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 8.9%
Ally Master Owner Trust Series 2011-4 Class A2
09/15/16	1.540%	$6,957,000	$6,955,168
Avis Budget Rental Car Funding AESOP LLC Series 2001-2A Class A (b)
11/20/14	2.370%	22,790,000	23,243,247
Capital Auto Receivables Asset Trust Series 2008-1 Class A4A
07/15/14	4.460%	2,121,579	2,150,263
Chase Issuance Trust (c)
Series 2005-A11 Class A
12/15/14	0.299%	6,763,000	6,760,824
Series 2011-A1 Class A1
03/15/15	0.419%	22,119,000	22,118,889
Citibank Omni Master Trust (b)(c)
Series 2009-A14A Class A14
08/15/18	2.979%	6,870,000	7,187,967
Citibank Omni Master Trust (b)(c)(g)
Series 2009-A8 Class A8
05/16/16	2.329%	28,771,000	29,015,873
MBNA Credit Card Master Note Trust Series 2005-A2 Class A2 (c)
10/15/14	0.309%	12,749,000	12,748,937
MMCA Automobile Trust Series 2009A Class A4 (b)
11/15/15	6.250%	5,871,000	6,149,453
SLM Student Loan Trust (b)(c)
Series 2011-B Class A1
12/16/24	1.079%	6,571,307	6,564,340
SLM Student Loan Trust (c)
Series 2002-6 Class A4CP
03/15/19	0.530%	3,995,332	3,988,109
Series 2004-1 Class A3
04/25/23	0.463%	6,845,000	6,645,960
Series 2005-1 Class A2
04/27/20	0.333%	4,144,171	4,107,359
Series 2006-7 Class A4
04/25/22	0.323%	13,493,000	13,375,376
Series 2008-4 Class A3
10/25/17	1.503%	4,229,000	4,331,845
Total Asset-Backed Securities - Non-Agency (Cost: $155,116,111)			$155,343,610

U.S. Treasury Obligations 30.5%
U.S. Treasury
09/30/13	0.125%	50,384,000	50,254,009
U.S. Treasury (g)
11/30/12	0.500%	32,182,000	32,297,662
01/31/13	0.625%	155,068,000	155,916,028
03/31/13	0.750%	289,883,000	292,158,582
Total U.S. Treasury Obligations (Cost: $526,966,229)			$530,626,281

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations 12.2%
Federal Home Loan Banks (g)
08/28/13	0.500%	$80,000,000	$80,124,880
Federal National Mortgage Association (e)
11/01/40	6.000%	32,400,000	35,478,000
12/01/40	6.000%	88,300,000	96,536,734
Total U.S. Government & Agency Obligations (Cost: $212,079,459)			$212,139,614

		Shares	Value

Money Market Fund 9.1%
Columbia Short-Term Cash Fund, 0.125% (h)(i)		157,546,820	$157,546,820
Total Money Market Fund (Cost: $157,546,820)			$157,546,820

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 23.9%
Asset-Backed Commercial Paper 3.5%
Alpine Securitization
10/12/11	0.200%	4,999,250	$4,999,250
10/14/11	0.190%	1,999,747	1,999,747
Aspen Funding Corp.
10/03/11	0.330%	9,996,975	9,996,975
Atlantis One
12/21/11	0.350%	14,986,875	14,986,875
Cancara Asset Securitisation LLC
10/06/11	0.250%	4,999,028	4,999,028
Royal Park Investments Funding Corp.
10/17/11	0.700%	9,994,555	9,994,555
10/27/11	0.750%	9,994,375	9,994,375
Scaldis Capital LLC
10/04/11	0.550%	4,999,694	4,999,694
Total			61,970,499
Certificates of Deposit 17.6%
ABM AMRO Bank N.V.
10/12/11	0.310%	8,997,675	8,997,675
Bank of Montreal
11/09/11	0.240%	4,000,027	4,000,027
11/14/11	0.250%	5,000,000	5,000,000
02/29/12	0.350%	5,000,000	5,000,000
Bank of Nova Scotia
11/28/11	0.300%	5,000,000	5,000,000
Banque et Caisse d’Epargne de l’Etat
10/14/11	0.400%	4,998,334	4,998,334
12/06/11	0.380%	1,998,081	1,998,081

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)

Clydesdale Bank PLC
10/21/11	0.340%	$4,995,659	$4,995,659
10/25/11	0.330%	9,000,000	9,000,000
Commerzbank AG
10/03/11	0.380%	5,000,000	5,000,000
10/05/11	0.180%	5,000,000	5,000,000
Credit Industrial et Commercial
12/09/11	0.440%	12,000,000	12,000,000
Credit Suisse
10/04/11	0.190%	5,002,130	5,002,130
Deutsche Bank AG
10/19/11	0.290%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
10/21/11	0.270%	2,000,000	2,000,000
DnB NOR ASA
11/23/11	0.300%	5,000,000	5,000,000
03/01/12	0.450%	10,000,000	10,000,000
DnB NOR
10/06/11	0.140%	2,000,000	2,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/03/11	0.340%	5,000,000	5,000,000
10/12/11	0.310%	4,000,000	4,000,000
10/21/11	0.320%	2,000,000	2,000,000
Landeskreditbank Baden-Wuerttemberg - Foerderbank
10/11/11	0.340%	6,000,000	6,000,000
Lloyds Bank PLC
10/14/11	0.346%	12,000,000	12,000,000
N.V. Bank Nederlandse Gemeenten
11/01/11	0.420%	5,000,000	5,000,000
National Australia Bank
11/18/11	0.255%	4,999,915	4,999,915
National Bank of Canada
11/18/11	0.270%	12,000,000	12,000,000
Natixis
10/07/11	0.496%	12,000,000	12,000,000
Nordea Bank AB
12/09/11	0.310%	12,000,000	12,000,000
Rabobank
12/15/11	0.330%	5,000,550	5,000,550
01/20/12	0.272%	12,000,000	12,000,000
Royal Bank of Canada
10/14/11	0.210%	10,003,289	10,003,289
Skandinaviska Enskilda Banken AB
10/03/11	0.150%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Skandinaviska Enskilda Banken
10/11/11	0.250%	$12,000,000	$12,000,000
Standard Chartered Bank PLC
12/29/11	0.550%	9,986,116	9,986,116
01/03/12	0.460%	10,000,157	10,000,157
Svenska Handelsbanken
11/23/11	0.300%	5,000,063	5,000,063
03/01/12	0.460%	10,000,000	10,000,000
Swedbank AB
10/24/11	0.260%	13,000,000	13,000,000
Union Bank of Switzerland
11/28/11	0.350%	5,000,000	5,000,000
12/09/11	0.279%	16,000,000	16,000,000
United Overseas Bank Ltd.
10/28/11	0.270%	8,000,000	8,000,000
Total			305,981,996
Commercial Paper 0.6%
Suncorp Metway Ltd.
11/28/11	0.380%	4,996,358	4,996,358
The Commonwealth Bank of Australia
11/28/11	0.270%	4,996,475	4,996,475
Total			9,992,833
Other Short-Term Obligations 0.9%
The Goldman Sachs Group, Inc.
10/17/11	0.280%	10,000,000	10,000,000
12/14/11	0.420%	5,000,000	5,000,000
Total			15,000,000
Repurchase Agreements 1.3%
Mizuho Securities USA, Inc. dated 09/30/11, matures 10/03/11, repurchase price $10,000,133 (j)
	0.160%	10,000,000	10,000,000
Royal Bank of Canada dated 09/30/11, matures 10/03/11, repurchase price $13,599,850 (j)
	0.080%	13,599,760	13,599,760
Total			23,599,760
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $416,545,088)			$416,545,088
Total Investments
(Cost: $2,451,691,532) (k)			$2,460,288,682(l)
Other Assets & Liabilities, Net			(720,186,941)
Net Assets			$1,740,101,741

Notes to Portfolio of Investments

(a)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $22,595,975 or 1.30% of net assets.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $142,812,528 or 8.21% of net assets.

(c)	Variable rate security. The interest rate shown reflects the rate as of September 30, 2011.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2011, the value of these securities amounted to $36,928,999, which represents 2.12% of net assets.

(g)	At September 30, 2011, security was partially or fully on loan.
(h)	The rate shown is the seven-day current annualized yield at September 30, 2011.
(i)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$78,369,813	$2,753,879,903	$(2,674,702,896)	$—	$157,546,820	$148,662	$157,546,820

(j)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Mizuho Securities USA, Inc. (0.160%)

Security Description	Value
Fannie Mae Grantor Trust	$98,363
Fannie Mae Pool	3,246,713
Fannie Mae REMICS	2,113,239
Fannie Mae Whole Loan	17,447
Federal Home Loan Bank of Chicago	20,752
Federal Home Loan Mortgage Corp. Structured Pass Through Securities	109,306
Freddie Mac Gold Pool	1,794,111
Freddie Mac REMICS	2,757,703
Ginnie Mae II Pool	42,366
Total Market Value of Collateral Securities	$10,200,000

Royal Bank of Canada (0.080%)

Security Description	Value
Fannie Mae Pool	$5,627,782
Freddie Mac Gold Pool	3,437,064
Freddie Mac Non Gold Pool	842,524
Freddie Mac REMICS	3,964,385
Total Market Value of Collateral Securities	$13,871,755

(k)                     At September 30, 2011, the cost of securities for federal income tax purposes was approximately $2,451,692,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$11,149,000
Unrealized Depreciation	(2,552,000)
Net Unrealized Appreciation	$8,597,000

(l)                        Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO           Collateralized Mortgage Obligation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair value at September 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Corporate Bonds & Notes	$—	$22,595,975	$—	$22,595,975
Residential Mortgage-Backed Securities - Agency	—	814,136,157	28,780,387	842,916,544
Commercial Mortgage-Backed Securities - Agency	—	16,867,659	—	16,867,659
Commercial Mortgage-Backed Securities - Non-Agency	—	105,707,091	—	105,707,091
Asset-Backed Securities - Non-Agency	—	155,343,610	—	155,343,610
U.S. Treasury Obligations	530,626,281	—	—	530,626,281
U.S. Government & Agency Obligations	—	212,139,614	—	212,139,614
Total Bonds	530,626,281	1,326,790,106	28,780,387	1,886,196,774

Other
Affiliated Money Market Fund(c)	157,546,820	—	—	157,546,820
Investments of Cash Collateral Received for Securities on Loan	—	416,545,088	—	416,545,088
Total Other	157,546,820	416,545,088	—	574,091,908
Total	$688,173,101	$1,743,335,194	$28,780,387	$2,460,288,682

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Mortgage Backed Securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

Residential Mortgage- Backed Securities - Agency
Balance as of December 31, 2010	$7,222,867
Accrued discounts/premiums	—
Realized gain (loss)	(16,406)
Change in unrealized appreciation (depreciation)*	12,133
Sales	(7,218,594)
Purchases	28,780,387
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2011	$28,780,387

*Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2011 was $0.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia Funds Variable Series Trust II

By
/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By
/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	November 22, 2011

By
/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date	November 22, 2011